UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

INVESTMENT COMPANIES

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2016

Date of reporting period: November 30, 2015

Item 1.	Reports to Stockholders.

November 30, 2015

SEMI-ANNUAL REPORT

SEI Institutional Investments Trust

➤ Large Cap Fund

➤ Large Cap Diversified Alpha Fund

➤ Large Cap Disciplined Equity Fund

➤ Large Cap Index Fund

➤ S&P 500 Index Fund

➤ Extended Market Index Fund

➤ Small Cap Fund

➤ Small Cap II Fund

➤ Small/Mid Cap Equity Fund

➤ U.S. Managed Volatility Fund

➤ World Equity Ex-US Fund

➤ Screened World Equity Ex-US Fund

➤ Emerging Markets Equity Fund

➤ Opportunistic Income Fund

➤ Core Fixed Income Fund

➤ High Yield Bond Fund

➤ Long Duration Fund

➤ Long Duration Credit Fund

➤ Ultra Short Duration Bond Fund

➤ Emerging Markets Debt Fund

➤ Real Return Fund

➤ Limited Duration Bond Fund

➤ Intermediate Duration Credit Fund

➤ Dynamic Asset Allocation Fund

➤ Multi-Asset Real Return Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

November 30, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.1%

Consumer Discretionary — 11.6%
Amazon.com*	1.3%	41,224	$27,406
Home Depot	0.7	112,536	15,066
Liberty Interactive QVC Group, Cl A*	0.8	636,344	16,850
NIKE, Cl B	0.8	132,565	17,536
Starbucks	0.5	186,266	11,435
TripAdvisor*	0.9	239,407	19,720
Other Securities	6.6		143,346

			251,359

Consumer Staples — 7.2%
Costco Wholesale	0.8	111,472	17,994
Philip Morris International	0.9	214,144	18,714
Walgreens Boots Alliance	0.7	191,341	16,078
Other Securities	4.8		104,977

			157,763

Energy — 5.4%
Marathon Petroleum	0.6	215,831	12,607
Valero Energy	0.6	191,091	13,732
Other Securities	4.2		91,188

			117,527

Financials — 17.4%
American International Group	1.1	358,156	22,772
American Tower	0.5	113,560	11,286
Bank of America	0.6	785,623	13,693
Citigroup	1.7	697,851	37,747
Crown Castle International‡	0.7	182,212	15,654
Equinix‡	0.7	52,546	15,580
Intercontinental Exchange	0.6	47,098	12,238
JPMorgan Chase	1.6	535,524	35,709
Travelers	0.7	134,236	15,379
Other Securities	9.2		198,758

			378,816

Health Care — 16.0%
Alexion Pharmaceuticals*	0.7	88,551	15,801
Allergan*	1.4	96,939	30,428

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Biogen*	0.7%	53,606	$15,377
Bristol-Myers Squibb	0.9	274,716	18,409
Celgene*	1.2	244,306	26,739
Express Scripts Holding*	0.5	137,185	11,727
Johnson & Johnson	1.3	285,449	28,899
Medtronic	0.5	155,560	11,720
Novo Nordisk ADR	0.5	208,992	11,488
Pfizer	1.3	891,827	29,225
Shire ADR	0.6	57,238	11,926
Teva Pharmaceutical Industries ADR	0.6	212,122	13,349
Other Securities	5.8		123,097

			348,185

Industrials — 7.3%
Boeing	0.6	87,467	12,722
Northrop Grumman	0.6	69,371	12,928
Other Securities	6.1		132,476

			158,126

Information Technology — 24.3%
Alphabet, Cl A*	1.7	48,792	37,221
Alphabet, Cl C*	0.9	26,443	19,637
Apple	0.8	152,787	18,075
Baidu ADR*	0.6	58,222	12,691
Cisco Systems	0.5	429,723	11,710
Cognizant Technology Solutions, Cl A*	0.6	198,153	12,797
eBay*	0.9	664,488	19,662
Electronic Arts*	0.7	217,063	14,715
Facebook, Cl A*	1.1	225,341	23,489
Intel	0.7	465,701	16,193
MasterCard, Cl A	1.3	278,938	27,314
Microsoft	2.2	864,677	46,995
NXP Semiconductor*	0.9	201,934	18,873
PayPal Holdings*	0.6	374,607	13,209
Qualcomm	0.8	351,652	17,157
Visa, Cl A	2.0	539,062	42,591
Other Securities	8.0		175,858

			528,187

Materials — 2.5%
Other Securities	2.5		53,478

Telecommunication Services — 1.3%
Other Securities	1.3		27,936

Utilities — 2.1%
Other Securities	2.1		45,254

Total Common Stock (Cost $1,618,924) ($ Thousands)			2,066,631

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	1

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Concluded)

November 30, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENTS — 5.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%**†	4.8%	104,208,703	$104,209
Other Securities	0.2		3,760

Total Cash Equivalents (Cost $107,969) ($ Thousands)			107,969

U.S. TREASURY OBLIGATION (A) — 0.1%
Other Securities	0.1		3,399

Total U.S. Treasury Obligation (Cost $3,400) ($ Thousands)			3,399

Total Investments — 100.2% (Cost $1,730,293) ($ Thousands)			$2,177,999

A list of the open futures contracts held by the Fund at November 30, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	165	Dec-2015	$926
S&P Mid 400 Index E-MINI	13	Dec-2015	88

			$1,014

For the period ended November 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,174,492 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2015.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,066,631	$—	$—	$2,066,631
Cash Equivalents	107,969	—	—	107,969
U.S. Treasury Obligation	—	3,399	—	3,399

Total Investments in Securities	$2,174,600	$3,399	$—	$2,177,999

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,014	$—	$—	$1,014

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.9%

Consumer Discretionary — 12.6%
General Motors	1.1%	17,032	$616
Michael Kors Holdings*	0.7	9,634	414
Omnicom Group	0.8	6,174	457
Toyota Motor ADR	1.1	5,184	645
Other Securities	8.9		5,192

			7,324

Consumer Staples — 7.6%
CVS Health	0.9	5,559	523
Kimberly-Clark	0.8	4,013	478
Philip Morris International	1.3	8,775	767
Procter & Gamble	0.9	6,838	512
Other Securities	3.7		2,132

			4,412

Energy — 6.6%
BP PLC ADR	1.0	16,807	582
Occidental Petroleum	1.4	10,987	830
Royal Dutch Shell ADR, Cl A	0.9	10,033	499
Other Securities	3.3		1,940

			3,851

Financials — 18.5%
Aflac	1.0	8,716	569
Bank of America	1.3	41,636	726
Citigroup	1.9	20,885	1,129
Crown Castle International‡	1.3	8,500	730
Equinix‡	1.0	1,868	554
JPMorgan Chase	1.0	8,958	597
MetLife	1.0	11,806	603
State Street	1.2	9,861	716
Wells Fargo	0.8	8,646	476
Other Securities	8.0		4,690

			10,790

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 17.1%
Allergan*	1.0%	1,870	$587
AmerisourceBergen	0.8	4,945	488
Amgen	1.2	4,166	671
Baxter International	0.8	12,066	454
Becton Dickinson	1.1	4,163	625
Biogen*	1.2	2,434	698
Celgene*	0.8	4,236	464
Gilead Sciences	1.3	7,149	757
Johnson & Johnson	1.4	7,945	804
Merck	0.9	10,026	531
Novo Nordisk ADR	0.9	9,878	543
UnitedHealth Group	0.8	4,058	458
Other Securities	4.9		2,868

			9,948

Industrials — 9.6%
3M	1.2	4,437	695
Delta Air Lines	0.9	11,097	515
Illinois Tool Works	0.8	5,113	481
WW Grainger	1.2	3,540	710
Other Securities	5.5		3,180

			5,581

Information Technology — 19.3%
Alphabet, Cl A*	1.0	761	580
Alphabet, Cl C*	0.8	614	456
Apple	0.8	3,722	440
Baidu ADR*	0.7	1,890	412
Cisco Systems	1.2	24,957	680
eBay*	1.1	20,948	620
Electronic Arts*	0.7	6,337	429
MasterCard, Cl A	1.1	6,355	622
Microchip Technology	0.8	9,589	463
Microsoft	1.4	14,917	811
PayPal Holdings*	0.7	11,550	407
Qualcomm	1.1	12,816	625
Other Securities	7.9		4,664

			11,209

Materials — 2.1%
Other Securities	2.1		1,227

Telecommunication Services — 1.2%
Verizon Communications	0.9	11,297	513
Other Securities	0.3		199

			712

Utilities — 1.3%
Other Securities	1.3		767

Total Common Stock (Cost $50,546) ($ Thousands)			55,821

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	3

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund (Concluded)

November 30, 2015

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 4.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%**†	4.0%	2,313,462	$2,313

Total Cash Equivalent (Cost $2,313) ($ Thousands)			2,313

U.S. TREASURY OBLIGATION — 0.9%
U.S. Treasury Bills (A) (B)
0.090%, 02/04/2016	0.9	$557,000	557

Total U.S. Treasury Obligation (Cost $557) ($ Thousands)			557

Total Investments — 100.8% (Cost $53,416) ($ Thousands)			$58,691

A list of the open futures contracts held by the Fund at November 30, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	3	Dec-2015	$31

For the period ended November 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $58,204 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2015.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$55,821	$—	$—	$55,821
Cash Equivalent	2,313	—	—	2,313
U.S. Treasury Obligation	—	557	—	557

Total Investments in Securities	$58,134	$557	$—	$58,691

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$31	$—	$—	$31

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.1%

Consumer Discretionary — 11.6%
Amazon.com*	1.2%	69,036	$45,895
AutoZone*	0.7	33,139	25,973
Comcast, Cl A	0.9	574,359	34,956
Home Depot	1.3	364,851	48,846
Other Securities (A)	7.5		276,491

			432,161

Consumer Staples — 9.5%
Altria Group	0.9	610,032	35,138
CVS Health	0.5	194,472	18,298
Kellogg	0.5	286,680	19,715
Kroger	0.6	624,872	23,533
Mondelez International, Cl A	0.7	600,650	26,224
PepsiCo	1.2	446,562	44,728
Philip Morris International	0.6	256,514	22,417
Procter & Gamble	1.2	579,651	43,381
Wal-Mart Stores	0.6	386,719	22,754
Other Securities	2.7		99,008

			355,196

Energy — 5.7%
Chevron	0.8	332,113	30,329
Exxon Mobil	1.0	442,181	36,108
Marathon Petroleum	0.5	301,846	17,631
Phillips 66	0.5	206,056	18,860
Other Securities (A)	2.9		110,526

			213,454

Financials — 15.8%
Bank of America	1.1	2,329,963	40,611
Berkshire Hathaway, Cl B*	1.1	304,094	40,776
Citigroup	0.8	573,922	31,044
CME Group, Cl A	0.7	274,659	26,821
JPMorgan Chase	0.7	413,434	27,568

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
Wells Fargo	1.3%	866,222	$47,729
Other Securities	10.1		375,773

			590,322

Health Care — 16.1%
Allergan*	0.5	58,776	18,449
Amgen	0.7	168,718	27,181
Bristol-Myers Squibb	0.8	468,026	31,362
Express Scripts Holding*	0.6	250,158	21,384
Gilead Sciences	1.0	365,888	38,770
Johnson & Johnson	1.9	698,124	70,678
McKesson	0.6	108,415	20,528
Merck	1.2	849,163	45,014
Pfizer	1.3	1,514,736	49,638
UnitedHealth Group	0.8	270,861	30,529
Other Securities	6.7		249,096

			602,629

Industrials — 10.3%
General Electric	1.1	1,333,200	39,916
Honeywell International	0.7	236,271	24,560
Lockheed Martin	1.0	163,173	35,761
Southwest Airlines	0.5	426,486	19,567
Other Securities (A)	7.0		265,332

			385,136

Information Technology — 20.1%
Alphabet, Cl A*	1.1	54,666	41,702
Alphabet, Cl C*	1.8	92,213	68,478
Apple	3.8	1,195,490	141,426
Cisco Systems	1.1	1,452,039	39,568
Facebook, Cl A*	0.6	213,683	22,274
Intel	0.6	653,175	22,711
MasterCard, Cl A	0.6	213,163	20,873
Microsoft	1.4	956,996	52,013
Visa, Cl A	0.7	309,526	24,456
Other Securities	8.4		318,311

			751,812

Materials — 2.0%
LyondellBasell Industries, Cl A	0.5	206,337	19,771
Other Securities	1.5		55,083

			74,854

Telecommunication Services — 1.9%
AT&T	0.6	711,532	23,957
Verizon Communications	1.3	1,033,079	46,953
Other Securities	0.0		1,654

			72,564

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	5

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund (Concluded)

November 30, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 3.1%
PG&E	0.5%	343,221	$18,098
Other Securities	2.6		95,943

			114,041

Total Common Stock (Cost $3,086,198) ($ Thousands)			3,592,169

RIGHTS — 0.0%

United States — 0.0%
Other Securities	0.0		91

Total Rights (Cost $—) ($ Thousands)			91

AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, L.P.
0.080%**† (B)	0.1	2,621,928	2,622

Total Affiliated Partnership (Cost $2,622) ($ Thousands)			2,622

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%**†	3.0	111,148,815	111,149

Total Cash Equivalent (Cost $111,149) ($ Thousands)			111,149

U.S. TREASURY OBLIGATIONS (C) — 0.3%
Other Securities	0.3		11,443

Total U.S. Treasury Obligations (Cost $11,443) ($ Thousands)			11,443

Total Investments — 99.5% (Cost $3,211,412) ($ Thousands)			$3,717,474

A list of the open futures contracts held by the Fund at November 30, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	804	Dec-2015	$5,074

For the period ended November 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $3,734,511 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2015.

†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2015 (see Note 12). The total market value of securities on loan at November 30, 2015 was $2,518 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2015 was $2,622 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,592,169	$—	$—	$3,592,169
Rights	—	91	—	91
Affiliated Partnership	—	2,622	—	2,622
Cash Equivalent	111,149	—	—	111,149
U.S. Treasury Obligations	—	11,443	—	11,443

Total Investments in Securities	$3,703,318	$14,156	$—	$3,717,474

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$5,074	$—	$—	$5,074

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.2%

Consumer Discretionary — 13.3%
Amazon.com*	1.2%	31,689	$21,067
Comcast, Cl A	0.6	175,625	10,689
Home Depot	0.8	107,715	14,421
McDonald’s	0.5	79,180	9,039
NIKE, Cl B	0.4	55,934	7,399
Starbucks	0.4	123,712	7,595
Walt Disney	0.9	140,772	15,973
Other Securities (A)	8.5		150,504

			236,687

Consumer Staples — 8.6%
Altria Group	0.5	162,440	9,356
Coca-Cola	0.8	324,940	13,849
CVS Health	0.5	93,152	8,765
PepsiCo	0.7	122,252	12,245
Philip Morris International	0.6	128,168	11,201
Procter & Gamble	1.0	225,074	16,845
Wal-Mart Stores	0.4	130,279	7,666
Other Securities (A)	4.1		72,401

			152,328

Energy — 6.7%
Chevron	0.8	155,802	14,228
Exxon Mobil	1.6	347,538	28,380
Schlumberger	0.5	104,763	8,082
Other Securities (A)	3.8		67,881

			118,571

Financials — 17.3%
American International Group	0.4	112,023	7,122
Bank of America	0.9	870,763	15,177
Berkshire Hathaway, Cl B*	1.2	154,400	20,704
Citigroup	0.8	251,404	13,598
JPMorgan Chase	1.2	308,134	20,546
SEI† (B)	0.0	11,742	639

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
Wells Fargo	1.2%	386,866	$21,316
Other Securities (A)	11.6		208,082

			307,184

Health Care — 13.8%
AbbVie	0.5	136,561	7,941
Allergan*	0.6	32,454	10,187
Amgen	0.6	62,858	10,126
Bristol-Myers Squibb	0.5	137,759	9,231
Celgene*	0.4	66,760	7,307
Gilead Sciences	0.7	121,734	12,899
Johnson & Johnson	1.3	230,409	23,327
Medtronic	0.5	117,726	8,870
Merck	0.7	233,943	12,401
Pfizer	0.9	510,822	16,740
UnitedHealth Group	0.5	78,620	8,861
Other Securities (A)	6.6		117,459

			245,349

Industrials — 10.5%
3M	0.5	52,333	8,194
Boeing	0.5	57,091	8,304
General Electric	1.3	781,306	23,393
Other Securities (A)	8.2		145,802

			185,693

Information Technology — 19.8%
Alphabet, Cl A*	1.0	23,929	18,254
Alphabet, Cl C*	1.0	24,399	18,119
Apple	3.2	479,615	56,738
Cisco Systems	0.7	420,927	11,470
Facebook, Cl A*	1.1	179,600	18,722
Intel	0.7	393,058	13,667
International Business Machines	0.6	75,098	10,470
MasterCard, Cl A	0.5	82,500	8,078
Microsoft	2.1	672,900	36,572
Oracle	0.6	262,020	10,211
Visa, Cl A	0.7	162,100	12,808
Other Securities (A)	7.6		136,569

			351,678

Materials — 3.1%
Other Securities (A)	3.1		55,668

Telecommunication Services — 2.2%
AT&T	1.0	504,951	17,002
Verizon Communications	0.9	338,176	15,370
Other Securities (A)	0.3		5,667

			38,039

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	7

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Concluded)

November 30, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 2.9%
Other Securities (A)	2.9%		$50,534

Total Common Stock (Cost $942,004) ($ Thousands)			1,741,731

AFFILIATED PARTNERSHIP — 2.6%
SEI Liquidity Fund, L.P.
0.080%**† (C)	2.6	45,854,689	45,855

Total Affiliated Partnership (Cost $45,855) ($ Thousands)			45,855

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%**†	1.6	27,443,237	27,443

Total Cash Equivalent (Cost $27,443) ($ Thousands)			27,443

U.S. TREASURY OBLIGATION (D) — 0.1%
Other Securities	0.1		2,249

Total U.S. Treasury Obligation (Cost $2,250) ($ Thousands)			2,249

Total Investments — 102.5% (Cost $1,017,552) ($ Thousands)			$1,817,278

A list of the open futures contracts held by the Fund at November 30, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation) ($ Thousands)
S&P 500 Index E-MINI	281	Dec-2015	$2,034
S&P Mid 400 Index E-MINI	20	Dec-2015	114

			$2,148

For the period ended November 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,773,669 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2015.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2015 (see Note 12). The total market value of securities on loan at November 30, 2015 was $45,852 ($ Thousands).

(B)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2015 was $45,855 ($ Thousands).

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,741,731	$—	$—	$1,741,731
Affiliated Partnership	—	45,855	—	45,855
Cash Equivalent	27,443	—	—	27,443
U.S. Treasury Obligation	—	2,249	—	2,249

Total Investments in Securities	$1,769,174	$48,104	$—	$1,817,278

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$2,148	$—	$—	$2,148

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund

November 30, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.7%

Consumer Discretionary — 12.7%
Amazon.com*	1.4%	65,960	$43,850
Comcast, Cl A	0.8	410,874	25,006
Home Depot	0.9	221,087	29,599
McDonald’s	0.6	162,187	18,515
NIKE, Cl B	0.5	116,791	15,449
Starbucks	0.5	255,582	15,690
Walt Disney	0.9	267,283	30,328
Other Securities (A)	7.1		232,987

			411,424

Consumer Staples — 9.3%
Altria Group	0.6	337,583	19,445
Coca-Cola	0.9	673,957	28,724
CVS Health	0.6	191,883	18,054
PepsiCo	0.8	252,878	25,328
Philip Morris International	0.7	266,678	23,305
Procter & Gamble	1.1	466,870	34,941
Wal-Mart Stores	0.5	271,783	15,992
Other Securities	4.1		135,698

			301,487

Energy — 6.9%
Chevron	0.9	323,878	29,577
Exxon Mobil	1.8	717,500	58,591
Schlumberger	0.5	217,883	16,810
Other Securities (A)	3.7		117,565

			222,543

Financials — 16.2%
American International Group	0.4	222,878	14,171
Bank of America	1.0	1,801,983	31,409
Berkshire Hathaway, Cl B*	1.3	322,428	43,234
Citigroup	0.9	518,157	28,027
JPMorgan Chase	1.3	636,457	42,439

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Wells Fargo	1.4%	803,948	$44,298
Other Securities	9.9		319,198

			522,776

Health Care — 14.3%
AbbVie	0.5	285,078	16,577
Allergan*	0.7	67,799	21,281
Amgen	0.7	130,591	21,038
Bristol-Myers Squibb	0.6	287,083	19,237
Celgene*	0.5	136,187	14,906
Gilead Sciences	0.8	252,678	26,774
Johnson & Johnson	1.5	476,570	48,248
Medtronic	0.6	243,461	18,342
Merck	0.8	484,870	25,703
Pfizer	1.1	1,061,535	34,787
UnitedHealth Group	0.5	164,187	18,505
Other Securities	6.0		195,689

			461,087

Industrials — 9.9%
3M	0.5	107,591	16,847
Boeing	0.5	109,991	15,998
General Electric	1.5	1,622,088	48,565
Other Securities (A)	7.4		237,191

			318,601

Information Technology — 20.5%
Alphabet, Cl A*	1.2	49,941	38,097
Alphabet, Cl C*	1.2	50,863	37,771
Apple	3.6	981,246	116,081
Cisco Systems	0.7	875,543	23,859
Facebook, Cl A*	1.3	388,878	40,537
Intel	0.9	818,352	28,454
International Business Machines	0.7	155,151	21,631
MasterCard, Cl A	0.5	171,847	16,827
Microsoft	2.3	1,376,304	74,802
Oracle	0.7	559,865	21,818
Visa, Cl A	0.8	335,970	26,545
Other Securities	6.6		213,574

			659,996

Materials — 2.8%
Other Securities	2.8		89,893

Telecommunication Services — 2.3%
AT&T	1.1	1,058,743	35,648
Verizon Communications	1.0	699,852	31,808
Other Securities	0.2		6,160

			73,616

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	9

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Concluded)

November 30, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 2.8%
Other Securities	2.8%		$90,125

Total Common Stock (Cost $3,013,990) ($ Thousands)			3,151,548

AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, L.P.
0.080% **† (B)	0.2	7,866,258	7,866

Total Affiliated Partnership (Cost $7,866) ($ Thousands)			7,866

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%**†	1.6	50,366,878	50,367

Total Cash Equivalent (Cost $50,367) ($ Thousands)			50,367

U.S. TREASURY OBLIGATIONS (C) — 0.1%
Other Securities	0.1		3,899

Total U.S. Treasury Obligations (Cost $3,900) ($ Thousands)			3,899

Total Investments — 99.6% (Cost $3,076,123) ($ Thousands)			$3,213,680

A list of the open futures contracts held by the Fund at November 30, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	691	Dec-2015	$4,382

For the period ended November 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $3,225,951 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2015.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2015 (see Note 12). The total market value of securities on loan at November 30, 2015 was $7,751 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2015 was $7,866 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,151,548	$—	$—	$3,151,548
Affiliated Partnership	—	7,866	—	7,866
Cash Equivalent	50,367	—	—	50,367
U.S. Treasury Obligations	—	3,899	—	3,899

Total Investments in Securities	$3,201,915	$11,765	$—	$3,213,680

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$4,382	$—	$—	$4,382

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

November 30, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.5%

Consumer Discretionary — 14.4%
Charter Communications, Cl A*	0.3%	12,265	$2,298
DISH Network, Cl A*	0.3	34,719	2,177
Foot Locker	0.2	22,414	1,457
Hilton Worldwide Holdings	0.3	82,000	1,904
Jarden*	0.2	33,410	1,560
Las Vegas Sands	0.4	59,504	2,622
Lear	0.2	12,371	1,558
Liberty Interactive, Cl A*	0.3	80,444	2,130
MGM Resorts International*	0.2	70,674	1,607
Sirius XM Holdings*	0.2	369,579	1,519
Tesla Motors* (A)	0.5	15,779	3,633
Thomson Reuters	0.3	53,785	2,170
Ulta Salon Cosmetics & Fragrance*	0.3	10,273	1,716
Other Securities (A)	10.7		74,888

			101,239

Consumer Staples — 3.3%
Bunge	0.2	22,743	1,515
Church & Dwight	0.3	20,899	1,793
Other Securities (A)	2.8		19,541

			22,849

Energy — 3.9%
Cheniere Energy*	0.3	37,365	1,777
Concho Resources*	0.3	20,642	2,259
HollyFrontier	0.2	31,254	1,503
Other Securities (A)	3.1		21,655

			27,194

Financials — 25.0%
Ally Financial*	0.2	77,300	1,543
Annaly Capital Management‡	0.2	152,114	1,457
Digital Realty Trust‡	0.2	21,774	1,570
Extra Space Storage‡	0.2	19,518	1,635

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Federal Realty Investment Trust	0.2%	10,986	$1,610
First Republic Bank	0.2	22,843	1,573
FNF Group	0.2	44,958	1,612
Markel*	0.3	2,213	2,003
OneMain Holdings*	0.1	8,100	393
SEI† (C)	0.2	22,519	1,225
TD Ameritrade Holding	0.2	42,973	1,574
UDR‡	0.2	41,679	1,538
Voya Financial	0.3	36,800	1,498
Other Securities (A)	22.3		155,583

			174,814

Health Care — 12.5%
Alkermes*	0.3	23,653	1,735
BioMarin Pharmaceutical*	0.4	26,046	2,484
Hologic*	0.2	39,555	1,596
Incyte*	0.4	25,371	2,898
Mettler Toledo International*	0.2	4,482	1,536
Other Securities (A)	11.0		77,467

			87,716

Industrials — 12.7%
Acuity Brands	0.2	6,946	1,604
Alaska Air Group	0.3	20,822	1,660
Towers Watson, Cl A	0.2	10,933	1,471
TransDigm Group*	0.3	8,505	1,996
Other Securities (A)	11.7		82,007

			88,738

Information Technology — 16.7%
FleetCor Technologies*	0.3	14,673	2,255
Global Payments	0.2	21,456	1,520
LinkedIn, Cl A*	0.6	17,706	4,305
Maxim Integrated Products	0.3	45,504	1,764
Palo Alto Networks*	0.3	11,633	2,179
ServiceNow*	0.3	25,069	2,181
Twitter*	0.3	92,100	2,339
Other Securities (A)	14.4		100,516

			117,059

Materials — 4.6%
Celanese, Cl A	0.3	24,292	1,719
Other Securities (A)	4.3		30,310

			32,029

Telecommunication Services — 1.1%
SBA Communications, Cl A*	0.3	20,619	2,168
T-Mobile US*	0.2	44,005	1,562
Other Securities (A)	0.6		3,892

			7,622

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	11

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Concluded)

November 30, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 3.3%
American Water Works	0.2%	28,818	$1,665
Other Securities (A)	3.1		21,263

			22,928

Total Common Stock (Cost $643,768) ($ Thousands)			682,188

WARRANTS — 0.0%

United States — 0.0%
Other Securities (A)	0.0		—

			—
Total Warrants (Cost $—) ($ Thousands)			—

RIGHTS — 0.0%

Bermuda — 0.0%
Other Securities	0.0		—

United States — 0.0%
Other Securities	0.0		—

			—
Total Rights (Cost $—) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 4.5%
SEI Liquidity Fund, L.P.
0.080%**† (B)	4.5	31,823,046	31,823

Total Affiliated Partnership (Cost $31,823) ($ Thousands)			31,823

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%**†	2.0	14,022,377	14,022

Total Cash Equivalent (Cost $14,022) ($ Thousands)			14,022

U.S. TREASURY OBLIGATIONS (D) — 0.1%
Other Securities	0.1		810

Total U.S. Treasury Obligations (Cost $810) ($ Thousands)			810

Total Investments — 104.1% (Cost $690,423) ($ Thousands)			$728,843

A list of the open futures contracts held by the Fund at November 30, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	62	Dec-2015	$254
S&P Mid 400 Index E-MINI	69	Dec-2015	318

			$572

For the period ended November 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $700,001 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2015.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2015 (see Note 12). The total market value of securities on loan at November 30, 2015 was $30,876 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2015 was $31,823 ($ Thousands).

(C)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

(D)	Security, or portion thereof, has been pledged as collateral for open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$682,151	$37	$—	$682,188
Warrants	—	—	—	—
Rights	—	—	—	—
Affiliated Partnership	—	31,823	—	31,823
Cash Equivalent	14,022	—	—	14,022
U.S. Treasury Obligations	—	810	—	810

Total Investments in Securities	$696,173	$32,670	$—	$728,843

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$572	$—	$—	$572

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

12	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.4%

Consumer Discretionary — 11.0%
Carmike Cinemas*	0.4%	99,200	$2,167
Libbey	0.4	95,955	2,408
MDC Partners, Cl A	0.5	120,221	2,591
Vail Resorts	0.5	24,837	2,995
Other Securities	9.2		51,495

			61,656

Consumer Staples — 2.9%
Other Securities	2.9		16,036

Energy — 4.2%
Bill Barrett* (A)	0.4	393,000	2,468
Scorpio Tankers	0.4	276,700	2,393
TETRA Technologies*	0.4	256,452	2,390
Other Securities	3.0		16,527

			23,778

Financials — 31.2%
Acadia Realty Trust‡	0.3	61,345	2,058
Cedar Realty Trust‡	0.4	284,746	2,084
Central Pacific Financial	0.4	90,591	2,105
CNO Financial Group	0.9	240,365	4,863
Customers Bancorp*	0.5	90,400	2,802
Douglas Emmett‡	0.4	67,595	2,094
Employers Holdings	0.3	74,129	2,032
Equity Commonwealth*‡	0.5	98,370	2,717
Fulton Financial	0.4	155,324	2,247
Geo Group‡	0.6	120,285	3,527
Glacier Bancorp	0.4	71,990	2,115
Hanover Insurance Group	0.5	35,300	2,986
Highwoods Properties‡	0.4	49,575	2,160
Investors Bancorp	0.4	162,831	2,087
Kemper	0.4	53,700	2,208
Kennedy-Wilson Holdings	0.4	79,304	2,070
Maiden Holdings	0.4	141,849	2,186
PacWest Bancorp	0.4	45,144	2,123

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Popular	0.4%	73,300	$2,178
Selective Insurance Group	0.4	60,710	2,095
State Bank Financial	0.4	103,900	2,422
Western Alliance Bancorp*	0.4	53,745	2,085
WSFS Financial	0.4	65,475	2,237
Yadkin Financial	0.5	118,680	3,120
Other Securities	20.7		115,922

			174,523

Health Care — 11.4%
Accuray* (A)	0.5	410,700	2,891
Greatbatch*	0.5	42,745	2,481
Other Securities	10.4		58,241

			63,613

Industrials — 13.8%
FreightCar America	0.4	88,340	2,142
G&K Services, Cl A	0.5	42,392	2,826
Great Lakes Dredge & Dock*	0.5	592,400	2,684
ICF International*	0.5	74,900	2,669
Interface, Cl A	0.4	106,738	2,122
Matson	0.4	43,821	2,266
Other Securities	11.1		62,453

			77,162

Information Technology — 15.5%
Acxiom*	0.5	130,300	2,984
Belden	0.4	35,989	2,259
Cadence Design Systems*	0.4	104,860	2,338
Exar*	0.5	387,700	2,497
Inphi*	0.6	110,399	3,549
j2 Global	0.5	31,165	2,508
Other Securities	12.6		70,785

			86,920

Materials — 2.6%
Other Securities	2.6		14,739

Telecommunication Services — 0.5%
Other Securities	0.5		3,044

Utilities — 3.3%
ALLETE	0.4	39,890	2,033
PNM Resources	0.4	82,670	2,398
Portland General Electric	0.6	83,510	3,083
Southwest Gas	0.4	40,350	2,263
Other Securities	1.5		8,548

			18,325

Total Common Stock (Cost $485,461) ($ Thousands)			539,796

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	13

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Concluded)

November 30, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 0.1%
Other Securities	0.1%		$770

Total Exchange Traded Fund (Cost $727) ($ Thousands)			770

RIGHTS — 0.0%
Other Securities	0.0		—

Total Rights (Cost $—) ($ Thousands)			—

CONVERTIBLE BOND — 0.0%

Consumer Discretionary — 0.0%
Other Securities	0.0		4

Total Convertible Bond (Cost $444) ($ Thousands)			4

AFFILIATED PARTNERSHIP — 4.2%
SEI Liquidity Fund, L.P.
0.080%**† (B)	4.2	23,342,513	23,343

Total Affiliated Partnership (Cost $23,343) ($ Thousands)			23,343

CASH EQUIVALENT — 3.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%**†	3.8	21,497,475	21,497

Total Cash Equivalent (Cost $21,497) ($ Thousands)			21,497

Total Investments — 104.5% (Cost $531,472) ($ Thousands)			$585,410

Percentages are based on Net Assets of $560,257 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2015.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2015 (see Note 12). The total market value of securities on loan at November 30, 2015 was $22,526 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2015 was $23,343 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$539,796	$—	$—	$539,796
Exchange Traded Fund	770	—	—	770
Rights	—	—	—	—
Convertible Bond	—	—	4	4
Affiliated Partnership	—	23,343	—	23,343
Cash Equivalent	21,497	—	—	21,497

Total Investments in Securities	$562,063	$23,343	$4	$585,410

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

For the period ended November 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

14	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund

November 30, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 87.8%

Consumer Discretionary — 11.4%
Abercrombie & Fitch, Cl A (A)	0.6%	95,700	$2,447
Pool	0.5	22,067	1,810
Other Securities	10.3		41,048

			45,305

Consumer Staples — 2.8%
Andersons	0.4	39,610	1,365
Other Securities	2.4		9,619

			10,984

Energy — 3.2%
CARBO Ceramics (A)	0.4	82,200	1,532
Carrizo Oil & Gas*	0.3	33,335	1,346
PBF Energy, Cl A	0.6	59,896	2,425
Tidewater (A)	0.4	160,935	1,530
Other Securities	1.5		5,832

			12,665

Financials — 18.4%
Blackstone Mortgage Trust, Cl A‡	0.4	56,299	1,627
Eagle Bancorp*	0.4	32,804	1,792
First Niagara Financial Group	0.5	167,160	1,802
FNB (Pennsylvania)	0.3	94,800	1,377
Green Dot, Cl A*	0.7	168,650	2,837
Hanover Insurance Group	0.5	25,926	2,193
Highwoods Properties‡	0.4	33,450	1,457
Horace Mann Educators	0.4	42,424	1,482
Iberiabank	0.5	28,675	1,817
OFG Bancorp	0.6	303,723	2,539
PrivateBancorp, Cl A	0.3	31,671	1,397
Sterling Bancorp	0.5	112,175	1,968

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

TCF Financial	0.7%	171,891	$2,633
Western Alliance Bancorp*	0.4	37,572	1,457
Other Securities	11.8		46,877

			73,255

Health Care — 14.0%
Amsurg, Cl A*	0.8	37,734	3,172
Analogic	0.5	26,779	2,237
Community Health Systems*	0.6	79,800	2,309
HealthSouth	0.3	40,103	1,411
Integra LifeSciences Holdings*	0.7	43,025	2,698
Other Securities	11.1		44,099

			55,926

Industrials — 15.5%
Acacia Research	0.5	311,285	1,840
ACCO Brands*	0.4	226,753	1,751
Actuant, Cl A	0.5	73,103	1,810
Atlas Air Worldwide Holdings*	0.5	44,900	1,855
Crane	0.5	35,700	1,857
EMCOR Group	0.5	43,075	2,171
Hexcel	0.4	35,536	1,673
ITT	0.4	43,515	1,728
Regal-Beloit	0.4	25,355	1,634
Triumph Group	1.0	97,286	3,896
Wesco Aircraft Holdings*	0.7	212,840	2,848
Other Securities	9.7		38,597

			61,660

Information Technology — 17.1%
Blackbaud	0.3	22,040	1,362
BroadSoft*	0.4	36,677	1,468
Heartland Payment Systems	0.4	18,738	1,487
Monolithic Power Systems	0.4	21,835	1,492
Open Text	0.4	32,000	1,550
OSI Systems*	0.6	28,104	2,631
Silicon Graphics International* (A)	0.4	255,235	1,496
Take-Two Interactive Software*	0.4	42,638	1,508
Other Securities	13.8		55,092

			68,086

Materials — 3.0%
Berry Plastics Group*	0.4	44,967	1,635
Other Securities	2.6		10,261

			11,896

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	15

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Concluded)

November 30, 2015

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 0.4%
Other Securities	0.4%		$1,567

Utilities — 2.0%
Great Plains Energy	0.4	60,872	1,643
Portland General Electric	0.5	57,364	2,118
Other Securities	1.1		4,154

			7,915

Total Common Stock (Cost $323,352) ($ Thousands)			349,259

EXCHANGE TRADED FUNDS — 0.5%
Other Securities	0.5		2,082

Total Exchange Traded Funds (Cost $1,848) ($ Thousands)			2,082

RIGHTS — 0.0%
Other Securities	0.0		—

Total Rights (Cost $—) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 3.9%
SEI Liquidity Fund, L.P.
0.080%**† (B)	3.9	15,654,156	15,654

Total Affiliated Partnership (Cost $15,654) ($ Thousands)			15,654

CASH EQUIVALENT — 5.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%**†	5.7	22,644,777	22,645

Total Cash Equivalent (Cost $22,645) ($ Thousands)			22,645

U.S. TREASURY OBLIGATION (C) (D) — 0.4%
U.S. Treasury Bills
0.130%, 02/04/2016	0.4	$1,485	1,485

Total U.S. Treasury Obligation (Cost $1,485) ($ Thousands)			1,485

Total Investments — 98.3% (Cost $364,984) ($ Thousands)			$391,125

A list of the open futures contracts held by the Fund at November 30, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	255	Dec-2015	$471

For the period ended November 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $397,875 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2015.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2015 (see Note 12). The total market value of securities on loan at November 30, 2015 was $15,270 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2015 was $15,654 ($ Thousands).

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$349,259	$—	$—	$349,259
Exchange Traded Funds	2,082	—	—	2,082
Rights	—	—	—	—
Affiliated Partnership	—	15,654	—	15,654
Cash Equivalent	22,645	—	—	22,645
U.S. Treasury Obligation	—	1,485	—	1,485

Total Investments in Securities	$373,986	$17,139	$—	$391,125

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$471	$—	$—	$471

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

16	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.5%

Consumer Discretionary — 14.3%
2U* (A)	0.3%	233,363	$5,629
Carter’s	0.3	64,186	5,535
Five Below*	0.4	209,021	5,855
LKQ*	0.5	285,864	8,430
National CineMedia	0.6	679,430	10,783
Sally Beauty Holdings*	0.4	288,943	7,472
ServiceMaster Global Holdings*	0.5	217,511	8,152
Other Securities	11.3		190,920

			242,776

Consumer Staples — 2.9%
Casey’s General Stores	0.3	45,928	5,340
Other Securities	2.6		44,167

			49,507

Energy — 4.0%
RigNet* (A)	0.3	239,939	5,300
Other Securities	3.7		62,280

			67,580

Financials — 22.2%
American Financial Group	0.5	101,262	7,493
Bank of the Ozarks	0.4	118,288	6,421
CNO Financial Group	0.5	377,473	7,636
Hanover Insurance Group	0.4	82,936	7,016
Huntington Bancshares	0.4	625,498	7,312
Investors Bancorp	0.3	448,381	5,748
KeyCorp	0.3	415,961	5,453
LPL Financial Holdings (A)	0.4	129,723	5,965
Signature Bank NY*	0.3	32,951	5,211
Synovus Financial	0.4	216,391	7,223
Western Alliance Bancorp*	0.4	179,425	6,960
Zions Bancorporation	0.4	245,402	7,352
Other Securities	17.5		296,786

			376,576

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 12.7%
Acadia Healthcare*	0.3%	79,850	$5,510
Align Technology*	0.4	88,812	5,927
Amsurg, Cl A*	0.5	90,520	7,609
Anacor Pharmaceuticals*	0.3	44,103	5,148
Cooper	0.3	37,735	5,519
Other Securities	10.9		185,638

			215,351

Industrials — 17.3%
CEB	0.5	103,045	7,962
Clean Harbors*	0.6	229,594	9,939
EMCOR Group	0.4	120,144	6,055
Forward Air	0.3	117,453	5,648
Hexcel	0.4	141,683	6,672
Huntington Ingalls Industries	0.4	47,322	6,195
JetBlue Airways*	0.4	258,933	6,406
Kirby*	0.3	91,403	5,905
MSC Industrial Direct, Cl A	0.3	94,820	5,850
Tennant	0.3	83,849	5,221
Other Securities	13.4		227,092

			292,945

Information Technology — 17.6%
Cadence Design Systems*	0.7	524,494	11,696
Cavium*	0.3	79,279	5,320
Ciena*	0.3	224,380	5,618
Cimpress* (A)	0.3	66,912	6,172
Guidewire Software*	0.3	86,357	5,124
Heartland Payment Systems	0.4	78,278	6,211
SolarWinds*	0.5	139,042	8,124
SS&C Technologies Holdings	0.4	97,408	7,004
Trimble Navigation*	0.5	386,118	8,842
Other Securities	13.9		234,965

			299,076

Materials — 4.0%
Berry Plastics Group*	0.3	142,623	5,186
Cabot	0.3	117,673	5,124
PolyOne	0.3	153,434	5,521
Other Securities	3.1		51,343

			67,174

Telecommunication Services — 0.4%
Other Securities	0.4		6,641

Utilities — 3.1%
Pinnacle West Capital	0.4	114,034	7,225
Portland General Electric	0.5	223,053	8,235
Other Securities	2.2		36,888

			52,348

Total Common Stock (Cost $1,438,870) ($ Thousands)			1,669,974

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	17

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Concluded)

November 30, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUNDS — 0.3%
Other Securities	0.3%		$5,492

Total Exchange Traded Funds (Cost $4,851) ($ Thousands)			5,492

AFFILIATED PARTNERSHIP — 4.3%
SEI Liquidity Fund, L.P.
0.080% ** † (B)	4.3	72,708,263	72,708

Total Affiliated Partnership (Cost $72,708) ($ Thousands)			72,708

CASH EQUIVALENT — 3.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050% ** †	3.6	60,672,567	60,673

Total Affiliated Partnership (Cost $60,673) ($ Thousands)			60,673

Total Investments — 106.7% (Cost $1,577,102) ($ Thousands)			$1,808,847

Percentages are based on Net Assets of $1,695,693 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2015.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2015 (see Note 12). The total market value of securities on loan at November 30, 2015 was $70,862 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2015 was $72,708 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,669,974	$—	$—	$1,669,974
Exchange Traded Funds	5,492	—	—	5,492
Affiliated Partnership	—	72,708	—	72,708
Cash Equivalent	60,673	—	—	60,673

Total Investments in Securities	$1,736,139	$72,708	$—	$1,808,847

For the period ended November 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

18	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

November 30, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.3%

Consumer Discretionary — 12.1%
Bed Bath & Beyond*	0.6%	182,875	$9,970
Foot Locker	0.6	154,161	10,020
Kohl’s	0.6	191,299	9,016
Target	0.8	187,909	13,623
Other Securities	9.5		155,147

			197,776

Consumer Staples — 18.2%
Altria Group	1.3	375,859	21,649
Bunge	0.8	199,728	13,304
Clorox	1.0	129,563	16,105
Costco Wholesale	0.5	53,506	8,637
CVS Health	0.6	101,346	9,536
Dr. Pepper Snapple Group	1.3	234,417	21,039
Ingredion	0.5	93,378	9,204
Kellogg	0.7	157,804	10,852
Kimberly-Clark	0.7	97,121	11,572
Kroger	1.2	520,245	19,592
PepsiCo	1.0	158,178	15,843
Tyson Foods, Cl A	0.6	205,424	10,271
Wal-Mart Stores	1.4	378,033	22,243
Other Securities	6.6		107,332

			297,179

Energy — 0.9%
Exxon Mobil	0.5	101,900	8,321
Other Securities	0.4		6,527

			14,848

Financials — 18.7%
Allied World Assurance Holdings	0.6	269,154	9,776
Allstate	0.5	142,115	8,919
Axis Capital Holdings	0.8	241,285	13,512
CBOE Holdings	1.0	222,156	16,042
Everest Re Group	1.4	127,233	23,467
FactSet Research Systems	0.6	54,243	9,196
RenaissanceRe Holdings	1.0	146,077	16,179

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Travelers	1.2%	166,952	$19,128
Validus Holdings	0.9	309,840	14,618
Other Securities	10.7		174,445

			305,282

Health Care — 14.0%
AmerisourceBergen	0.8	125,751	12,404
Cardinal Health	1.0	184,486	16,023
Express Scripts Holding*	0.6	115,154	9,843
Johnson & Johnson	1.9	311,665	31,553
McKesson	0.8	67,713	12,821
Merck	0.5	164,100	8,699
Pfizer	1.3	621,198	20,357
Quest Diagnostics	0.6	152,745	10,435
Other Securities	6.5		106,309

			228,444

Industrials — 3.7%
Lockheed Martin	0.7	49,953	10,948
Northrop Grumman	0.5	47,700	8,889
Other Securities	2.5		41,409

			61,246

Information Technology — 10.4%
Amdocs	1.3	382,285	21,626
Cisco Systems	0.6	368,400	10,039
Intel	0.6	293,300	10,198
International Business Machines	0.8	92,360	12,877
Other Securities	7.1		115,575

			170,315

Materials — 1.5%
Other Securities	1.5		24,026

Telecommunication Services — 4.8%
AT&T	1.8	852,108	28,690
Verizon Communications	1.6	594,022	26,998
Other Securities	1.4		23,210

			78,898

Utilities — 9.0%
American Electric Power	0.9	278,704	15,610
Consolidated Edison	0.8	201,446	12,520
Edison International	1.0	264,848	15,721
Entergy	0.9	226,286	15,078
FirstEnergy	0.5	267,294	8,390
Public Service Enterprise Group	0.6	245,743	9,609
Other Securities	4.3		69,775

			146,703

Total Common Stock (Cost $1,337,429) ($ Thousands)			1,524,717

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	19

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Concluded)

November 30, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%**†	2.9	46,939,046	$46,939

Total Cash Equivalent (Cost $46,939) ($ Thousands)			46,939

U.S. TREASURY OBLIGATIONS — 0.2%
Other Securities (A)	0.2		2,384

Total U.S. Treasury Obligations (Cost $2,384) ($ Thousands)			2,384

Total Investments — 96.4% (Cost $1,386,752) ($ Thousands)			$1,574,040

A list of the open futures contracts held by the Fund at November 30, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	755	Dec-2015	$1,684

For the period ended November 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,633,579 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2015.

†	Investment in Affiliated Security (see Note 6).

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,524,717	$—	$—	$1,524,717
Cash Equivalent	46,939	—	—	46,939
U.S. Treasury Obligations	—	2,384	—	2,384

Total Investments in Securities	$1,571,656	$2,384	$—	$1,574,040

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,684	$—	$—	$1,684

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

20	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.9%

Argentina — 0.3%
Other Securities (A)	0.3%		$19,950

Australia — 2.6%
Other Securities (A)	2.6		172,600

Austria — 1.1%
Other Securities	1.1		71,878

Belgium — 0.5%
Other Securities	0.5		29,900

Brazil — 0.9%
Other Securities	0.9		63,116

Canada — 4.8%
Magna International, Cl A	0.6	886,519	40,436
Sun Life Financial*	0.0	16,600	549
Other Securities (A)	4.2		278,453

			319,438

Chile — 0.1%
Other Securities	0.1		7,060

China — 1.7%
Other Securities	1.7		113,177

Colombia — 0.1%
Other Securities (A)	0.1		9,631

Czech Republic — 0.2%
Other Securities	0.2		14,279

Denmark — 1.7%
Vestas Wind Systems	0.6	610,627	39,826
Other Securities	1.1		76,832

			116,658

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Finland — 1.0%
Other Securities	1.0%		$64,510

France — 5.3%
AXA	0.7	1,621,144	43,848
TOTAL	0.6	861,551	42,766
Other Securities (A)	4.0		266,416

			353,030

Germany — 6.5%
Deutsche Boerse	0.9	728,670	62,482
SAP	0.7	592,361	46,665
Other Securities (A)	4.9		328,368

			437,515

Hong Kong — 5.9%
Anhui Conch Cement	0.6	14,920,500	40,708
China Construction Bank	0.6	56,740,800	39,013
China Mobile	1.1	6,706,996	76,224
Tencent Holdings	0.6	1,905,169	37,922
Other Securities	3.0		198,740

			392,607

India — 1.5%
HDFC Bank ADR	0.5	581,313	33,786
ICICI Bank ADR	0.6	5,113,018	42,489
Other Securities	0.4		23,415

			99,690

Indonesia — 0.6%
Other Securities (A)	0.6		37,682

Ireland — 1.0%
Shire ADR	0.1	31,382	6,539
Other Securities	0.9		61,081

			67,620

Israel — 1.4%
Teva Pharmaceutical Industries ADR	1.0	1,109,219	69,803
Other Securities (A)	0.4		22,545

			92,348

Italy — 0.4%
Other Securities (A)	0.4		26,358

Japan — 14.6%
Denso	0.9	1,298,000	61,836
FANUC	0.6	229,937	40,884
Japan Exchange Group	0.8	3,368,231	52,731
KDDI	0.7	1,773,075	43,982

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	21

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Continued)

November 30, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Secom	0.6%	535,200	$36,628
Other Securities	11.0		740,722

			976,783

Malaysia — 0.1%
Other Securities	0.1		6,306

Mexico — 0.4%
Other Securities	0.4		29,837

Netherlands — 1.6%
Unilever	0.5	710,086	31,142
Other Securities	1.1		78,508

			109,650

Norway — 1.2%
DnB	0.7	3,421,202	45,080
Other Securities (A)	0.5		34,927

			80,007

Panama — 0.1%
Other Securities (A)	0.1		7,551

Peru — 0.2%
Other Securities	0.2		15,807

Poland — 0.1%
Other Securities	0.1		5,884

Portugal — 0.1%
Other Securities	0.1		6,505

Qatar — 0.1%
Other Securities	0.1		3,977

Russia — 0.6%
Other Securities	0.3		40,899

Singapore — 1.9%
DBS Group Holdings	0.5	2,973,000	34,816
Other Securities	1.4		95,638

			130,454

South Africa — 1.6%
Naspers, Cl N	0.6	256,094	38,269
Other Securities (A)	1.0		66,814

			105,083

South Korea — 3.7%
Korea Electric Power ADR (A)	0.5	1,478,411	31,298
Samsung Electronics	1.6	99,063	109,837
Other Securities	1.6		109,728

			250,863

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Spain — 1.5%
Amadeus IT Holding, Cl A	0.7%	1,087,873	$43,620
Other Securities (A)	0.8		59,990

			103,610

Sweden — 2.8%
Getinge, Cl B	0.5	1,214,847	30,757
Other Securities	2.3		159,342

			190,099

Switzerland — 6.0%
Actelion	0.6	278,452	39,142
Givaudan	0.5	16,915	30,557
Nestle	0.5	454,399	33,750
Novartis ADR	0.5	407,970	34,775
Roche Holding	1.0	255,718	68,535
Other Securities (A)	2.3		155,549
Zurich Insurance Group ADR	0.6	1,504,800	39,516

			401,824

Taiwan — 2.9%
Taiwan Semiconductor Manufacturing ADR	1.1	3,183,544	72,457
Taiwan Semiconductor Manufacturing	0.2	3,008,000	12,809
Other Securities (A)	1.6		109,068

			194,334

Thailand — 0.1%
Other Securities	0.1		6,973

Turkey — 0.8%
Other Securities	0.8		55,928

United Arab Emirates — 0.4%
Other Securities	0.4		28,206

United Kingdom — 13.6%
ARM Holdings	0.4	1,488,355	25,182
ARM Holdings ADR	1.0	1,284,691	65,134
BAE Systems ADR	0.5	1,149,500	35,634
Diageo	0.5	1,191,410	34,255
Imperial Tobacco Group	0.6	763,422	41,233
ITV	0.8	12,904,774	52,643
Marks & Spencer Group ADR	0.5	2,081,000	31,382
Persimmon	0.6	1,322,682	38,128
Rio Tinto ADR (A)	0.5	1,058,977	35,031
Royal Dutch Shell, Cl A	0.5	1,360,019	33,899

22	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Royal Dutch Shell, Cl A (GBP)	0.0%	120,089	$2,970
Royal Dutch Shell ADR, Cl A	0.5	627,200	31,209
Shire	1.2	1,153,359	80,662
WPP	0.5	1,350,141	31,197
Other Securities (A)	5.5		376,524

			915,083

United States — 3.9%
Allergan*	0.5	96,464	30,279
Carnival, Cl A	0.6	781,916	39,510
Core Laboratories (A)	0.6	338,868	40,037
Everest Re Group	0.7	242,188	44,669
ICON*	1.1	1,009,281	75,020
Other Securities (A)	0.4		31,304

			260,819

Total Common Stock (Cost $6,286,670) ($ Thousands)			6,435,529

PREFERRED STOCK — 0.3%

Brazil — 0.3%
Other Securities	0.3		19,157

Germany — 0.0%
Other Securities	0.0		791

Total Preferred Stock (Cost $38,966) ($ Thousands)			19,948

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%**†	3.0	203,019,182	203,019

Total Cash Equivalent (Cost $203,019) ($ Thousands)			203,019

AFFILIATED PARTNERSHIP — 2.6%
SEI Liquidity Fund, L.P.
0.080%**† (B)	2.6	173,528,912	173,529

Total Affiliated Partnership (Cost $173,529) ($ Thousands)			173,529

U.S. TREASURY OBLIGATION (C) — 0.3%
Other Securities	0.3		17,255

Total U.S. Treasury Obligation (Cost $17,256) ($ Thousands)			17,255

Total Investments — 102.1% (Cost $6,719,440) ($ Thousands)			$6,849,280

A list of the open futures contracts held by the Fund at November 30, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	787	Dec-2015	$411
FTSE 100 Index	217	Dec-2015	56
Hang Seng Index	27	Dec-2015	(118)
S&P TSX 60 Index	62	Dec-2015	15
SPI 200 Index	76	Dec-2015	(76)
Topix Index	173	Dec-2015	(263)

			$25

For the period ended November 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $6,708,636 ($ Thousands).

†	Investment in Affiliated Security (see Note 6).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2015.

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2015 (see Note 12). The total market value of securities on loan at November 30, 2015 was $168,814 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2015 was $173,529 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral for open futures contracts.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE — Financial Times Stock Exchange

GBP — British Pound Sterling

L.P. — Limited Partnership

S&P — Standard & Poor’s

SPI — Share Price Index

TSX — Toronto Stock Exchange

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,433,815	$1,714	$—	$6,435,529
Preferred Stock	19,948	—	—	19,948
Cash Equivalent	203,019	—	—	203,019
Affiliated Partnership	—	173,529	—	173,529
U.S. Treasury Obligation	—	17,255	—	17,255

Total Investments in Securities	$6,656,782	$192,498	$—	$6,849,280

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$482	$—	$—	$482
Unrealized Depreciation	(457)	—	—	(457)

Total Other Financial Instruments	$25	$—	$—	$25

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	23

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Concluded)

November 30, 2015

For the period ended November 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

24	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 91.6%

Argentina — 0.4%
Other Securities	0.4%		$345

Australia — 2.4%
Commonwealth Bank of Australia	0.5	7,214	415
Other Securities	1.9		1,476

			1,891

Austria — 2.0%
Other Securities	2.0		1,612

Belgium — 0.3%
Other Securities	0.3		203

Brazil — 1.3%
Other Securities	1.3		999

Canada — 5.1%
Fairfax Financial Holdings	0.5	804	387
Magna International, Cl A	0.6	10,508	479
Royal Bank of Canada	0.8	10,500	600
Toronto-Dominion Bank	0.5	10,400	426
Other Securities	2.7		2,178

			4,070

Chile — 0.2%
Other Securities	0.2		169

China — 2.0%
Baidu ADR*	0.5	1,800	392
Other Securities	1.5		1,180

			1,572

Colombia — 0.3%
Other Securities	0.3		243

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Czech Republic — 0.3%
Other Securities	0.3%		$236

Denmark — 2.1%
Novo Nordisk, Cl B	0.7	9,648	531
Other Securities	1.4		1,160

			1,691

Egypt — 0.0%
Other Securities	0.0		8

Finland — 1.7%
Other Securities	1.7		1,385

France — 4.7%
Other Securities	4.7		3,744

Germany — 4.4%
Allianz	0.7	3,003	532
Deutsche Boerse	0.5	4,529	388
Other Securities	3.2		2,635

			3,555

Hong Kong — 4.0%
China Mobile	0.7	46,000	523
Other Securities	3.3		2,715

			3,238

India — 1.2%
HDFC Bank ADR	0.7	9,375	545
ICICI Bank ADR	0.5	50,443	419

			964

Indonesia — 0.4%
Other Securities	0.4		315

Ireland — 1.1%
Ryanair Holdings ADR	0.6	6,077	467
Other Securities	0.5		446

			913

Israel — 0.9%
Teva Pharmaceutical Industries ADR	0.6	7,740	487
Other Securities	0.3		269

			756

Italy — 1.1%
Other Securities	1.1		879

Japan — 12.5%
Denso	1.3	21,400	1,019
Japan Exchange Group	0.5	27,000	423

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	25

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund (Continued)

November 30, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Secom	0.7%	8,600	$589
Toyota Motor	1.0	12,500	776
Other Securities	9.1		7,244

			10,051

Malaysia — 0.4%
Other Securities	0.4		343

Mexico — 0.7%
Other Securities	0.7		549

Netherlands — 2.2%
Unilever	1.4	25,904	1,136
Other Securities	0.8		622

			1,758

New Zealand — 0.0%
Other Securities	0.0		6

Norway — 1.5%
DnB	0.8	49,512	652
Other Securities	0.7		524

			1,176

Panama — 0.2%
Other Securities	0.2		132

Peru — 0.2%
Other Securities	0.2		123

Philippines — 0.0%
Other Securities	0.0		18

Poland — 0.5%
Other Securities	0.5		405

Portugal — 0.2%
Other Securities	0.2		168

Qatar — 0.1%
Other Securities	0.1		115

Russia — 0.5%
Other Securities	0.5		388

Singapore — 1.6%
DBS Group Holdings	0.5	35,400	415
Lantrovision*	0.0	4,220	6
Other Securities	1.1		842

			1,263

South Africa — 2.0%
FirstRand	0.5	124,118	405
Naspers, Cl N	0.9	4,539	678

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	0.6%		$521

			1,604

South Korea — 3.6%
Samsung Electronics	1.9	1,362	1,510
Other Securities	1.7		1,383

			2,893

Spain — 1.8%
Amadeus IT Holding, Cl A	0.8	15,987	641
Industria de Diseno Textil	0.5	11,730	422
Other Securities	0.5		349

			1,412

Sweden — 2.4%
Atlas Copco, Cl B	0.5	16,572	410
Getinge, Cl B	0.6	19,628	497
Svenska Handelsbanken, Cl A	0.6	34,152	460
Other Securities	0.7		514

			1,881

Switzerland — 4.4%
Nestle	0.9	9,569	711
Novartis ADR	0.7	6,591	562
Roche Holding	0.8	2,299	616
Other Securities	2.0		1,668

			3,557

Taiwan — 3.0%
Advanced Semiconductor Engineering	0.5	396,000	417
Taiwan Semiconductor Manufacturing ADR	1.4	50,820	1,157
Taiwan Semiconductor Manufacturing	0.3	59,000	251
Other Securities	0.8		590

			2,415

Thailand — 0.7%
Other Securities	0.7		584

Turkey — 0.7%
Other Securities	0.7		553

United Kingdom — 13.4%
ARM Holdings	0.6	26,394	447
ARM Holdings ADR	1.3	20,756	1,052
Associated British Foods	0.6	8,751	467
AstraZeneca	0.6	6,447	437
Carnival	0.2	3,750	196
Carnival, Cl A	0.8	12,633	638
Diageo	0.7	19,249	553

26	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

HSBC Holdings	0.6%	61,573	$491
ITV	0.5	94,816	387
Prudential	0.8	27,622	640
Shire	1.2	13,416	938
Other Securities	5.5		4,489

			10,735

United States — 3.1%
Core Laboratories	0.8	5,475	647
Everest Re Group	0.9	3,913	722
ICON*	1.2	12,484	928
Other Securities	0.2		193

			2,490

Total Common Stock (Cost $74,613) ($ Thousands)			73,407

PREFERRED STOCK — 0.8%

Brazil — 0.8%
Other Securities	0.8		620

Germany — 0.0%
Other Securities	0.0		13

Total Preferred Stock (Cost $1,214) ($ Thousands)			633

RIGHTS — 0.0%

Italy — 0.0%
Other Securities	0.0		—

Total Rights (Cost $—) ($ Thousands)			—

CASH EQUIVALENT — 4.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%**†	4.5	3,616,488	3,616

Total Cash Equivalent (Cost $3,616) ($ Thousands)			3,616

U.S. TREASURY OBLIGATIONS (A) — 0.4%
Other Securities	0.4		279

Total U.S. Treasury Obligations (Cost $279) ($ Thousands)			279

Total Investments — 97.3% (Cost $79,722) ($ Thousands)			$77,935

A list of the open futures contracts held by the Fund at November 30, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	34	Dec-2015	$29
FTSE 100 Index	11	Dec-2015	5
Hang Seng Index	1	Dec-2015	(4)
S&P TSX 60 Index	2	Dec-2015	1
SPI 200 Index	3	Dec-2015	(3)
Topix Index	8	Dec-2015	(11)

			$17

For the year ended November 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $80,121 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2015.

†	Investment in Affiliated Security (see Note 6).

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

ARM — Adjustable Rate Mortgage

Cl — Class

DJ — Dow Jones

FTSE — Financial Times Stock Exchange

L.P. — Limited Partnership

S&P — Standard & Poor’s

SPI — Share Price Index

TSX — Toronto Stock Exchange

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$73,406	$—	$1	$73,407
Preferred Stock	620	13	—	633
Rights	—	—	—	—
Cash Equivalent	3,616	—	—	3,616
U.S. Treasury Obligations	—	279	—	279

Total Investments in Securities	$77,642	$292	$1	$77,935

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$35	$—	$—	$35
Unrealized Depreciation	(18)	—	—	(18)

Total Other Financial Instruments	$17	$—	$—	$17

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	27

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

November 30, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 79.1%

Argentina — 2.1%
Grupo Financiero Galicia ADR	0.6%	172,232	$4,332
MercadoLibre	0.7	46,470	5,727
Other Securities	0.8		6,126

			16,185

Bangladesh — 0.1%
Other Securities	0.1		628

Belgium — 0.1%
Other Securities	0.1		485

Botswana — 0.0%
Other Securities	0.0		316

Brazil — 3.5%
Ambev ADR	0.9	1,447,360	6,904
Ambev	0.2	310,300	1,476
Other Securities	2.4		18,883

			27,263

Canada — 0.4%
Other Securities	0.4		3,314

Chile — 0.6%
Other Securities	0.6		5,002

China — 7.1%
China Biologic Products*	0.5	35,705	4,196
China Everbright Bank	0.4	6,498,000	2,934
China Petroleum & Chemical	0.6	7,174,000	4,396
Ctrip.com International ADR*	1.0	71,690	7,672

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	4.6%		$36,512

			55,710

Colombia — 1.0%
Other Securities	1.0		7,477

Czech Republic — 0.3%
Other Securities	0.3		2,122

Egypt — 0.5%
Other Securities	0.5		4,284

Georgia — 0.3%
Other Securities	0.3		2,381

Greece — 0.5%
Other Securities	0.5		3,966

Hong Kong — 8.2%
Bank of China	1.0	17,528,000	7,778
China Construction Bank	0.8	8,695,000	5,979
China Mobile ADR	0.7	91,900	5,282
Industrial & Commercial Bank of China	0.5	6,625,000	4,008
Tencent Holdings	1.4	540,100	10,750
Other Securities	3.8		31,169

			64,966

Hungary — 0.3%
Other Securities	0.3		2,183

India — 2.4%
Dr Reddy’s Laboratories ADR	1.0	159,805	7,485
HDFC Bank ADR	0.6	81,205	4,720
ICICI Bank ADR	0.4	375,700	3,122
Other Securities	0.4		3,796

			19,123

Indonesia — 2.6%
Pakuwon Jati	0.4	93,130,803	3,103
Other Securities	2.2		17,492

			20,595

Ivory Coast — 0.1%
Other Securities	0.1		968

Jersey — 0.1%
Other Securities	0.1		1,016

Kazakhstan — 0.2%
Other Securities	0.2		1,325

28	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Kenya — 0.5%
Other Securities	0.5%		$3,592

Malaysia — 0.5%
Other Securities	0.5		4,051

Mauritius — 0.1%
Other Securities	0.1		760

Mexico — 4.3%
Banregio Grupo Financiero	0.5	748,375	3,952
Grupo Televisa ADR	0.5	143,050	4,034
Kimberly-Clark de Mexico, Cl A	0.6	1,897,140	4,476
Wal-Mart de Mexico	0.7	2,148,495	5,700
Other Securities	2.0		15,566

			33,728

Morocco — 0.3%
Other Securities	0.3		2,475

Nigeria — 0.4%
Other Securities	0.4		2,985

Oman — 0.1%
Other Securities	0.1		967

Pakistan — 0.9%
Habib Bank	0.5	2,217,170	4,265
Other Securities	0.4		3,036

			7,301

Panama — 0.5%
Other Securities	0.5		4,225

Peru — 0.7%
Credicorp	0.4	30,518	3,223
Other Securities	0.3		2,603

			5,826

Philippines — 3.7%
BDO Unibank	0.5	1,953,915	4,184
Megaworld	0.5	37,549,584	3,542
Robinsons Land	0.4	4,785,600	3,060
Universal Robina	0.7	1,301,300	5,574
Other Securities	1.6		12,698

			29,058

Poland — 2.2%
Eurocash	0.9	558,140	7,177
Other Securities	1.3		9,770

			16,947

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Qatar — 0.5%
Other Securities	0.5%		$4,022

Romania — 1.3%
Banca Transilvania*	0.7	9,853,004	5,512
Other Securities	0.6		4,729

			10,241

Russia — 2.1%
Yandex, Cl A*	0.8	372,585	6,196
Other Securities	1.3		10,046

			16,242

Singapore — 0.3%
Other Securities	0.3		2,103

South Africa — 2.8%
Other Securities	2.8		22,011

South Korea — 8.7%
Amorepacific	0.7	15,258	5,316
Kia Motors	0.4	69,415	3,147
Korea Electric Power ADR	0.5	198,400	4,200
KT&G	0.6	48,970	4,525
Medy-Tox	0.6	10,730	4,355
NAVER	0.4	5,655	3,081
Samsung Electronics	1.2	8,278	9,178
Other Securities	4.3		34,508

			68,310

Spain — 0.1%
Other Securities	0.1		771

Switzerland — 0.0%
Other Securities	0.0		192

Taiwan — 9.4%
Hon Hai Precision Industry	1.1	3,253,250	8,372
Pegatron	0.7	2,163,000	5,705
Taiwan Semiconductor Manufacturing	0.3	517,000	2,202
Taiwan Semiconductor Manufacturing ADR	1.5	530,450	12,073
Other Securities	5.8		45,189

			73,541

Thailand — 2.8%
Other Securities	2.8		21,633

Turkey — 1.9%
Coca-Cola Icecek	0.4	255,045	3,343
Other Securities	1.5		11,543

			14,886

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	29

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Concluded)

November 30, 2015

Description	Percentage of Net Assets (%)	Shares/Number of Participation Notes	Market Value ($ Thousands)

Ukraine — 0.0%
Other Securities	0.0%		$330

United Arab Emirates — 2.2%
Dubai Islamic Bank	0.4	1,981,024	3,452
Emaar Properties	0.7	3,387,886	5,322
Other Securities	1.1		8,496

			17,270

United Kingdom — 0.7%
Other Securities	0.7		5,718

United States — 1.7%
Kansas City Southern	0.6	48,030	4,367
PriceSmart	1.0	81,395	7,586
Other Securities	0.1		1,259

			13,212

Total Common Stock (Cost $687,619) ($ Thousands)			621,706

PARTICIPATION NOTES* — 8.2%

Bangladesh — 0.2%
Other Securities	0.2		1,519

Chile — 0.2%
Other Securities	0.2		1,801

China — 0.2%
Other Securities	0.2		1,336

Colombia — 0.1%
Other Securities	0.1		611

Egypt — 0.4%
Emaar Misr for Development, Expires 05/02/2018	0.1	1,667,143	547
Palm Hills Developments, Expires 05/02/2018	0.3	8,969,988	2,407

			2,954

India — 1.0%
Glenmark Pharmaceuticals, Expires 06/28/2018	0.1	47,703	704
LIC Housing Finance, Expires 03/08/2019	0.1	143,863	1,048
SKS Microfinance, Expires 11/05/2018	0.2	248,428	1,690
Other Securities	0.6		4,457

			7,899

Description	Percentage of Net Assets (%)	Number of Participation Notes	Market Value ($ Thousands)

Japan — 0.0%
Other Securities	0.0%		$158

Kuwait — 1.2%
Kuwait Food Americana, Expires 02/24/2016	0.1	103,280	762
Mezzan Holding, Expires 05/02/2018	0.3	698,349	2,643
National Bank of Kuwait, Expires 12/10/2015 to 03/24/2016	0.7	1,968,675	5,291
Other Securities	0.1		917

			9,613

Pakistan — 0.8%
United Bank, Expires 10/31/2016 to 01/17/2017	0.5	2,526,373	3,811
Other Securities	0.3		2,455

			6,266

Saudi Arabia — 1.6%
Bupa Arabia for Cooperative Insurance, Expires 04/05/2017	0.4	45,914	2,781
Mouwasat Medical Services, Expires 09/20/2017	0.2	52,748	1,607
Samba Financial Group, Expires 03/02/2017	0.3	417,799	2,516
Saudi Pharmaceuticals, Expires 12/05/2017	0.1	66,027	621
Other Securities	0.6		4,734

			12,259

Singapore — 0.0%
Other Securities	0.0		260

Spain — 0.1%
Other Securities	0.1		776

Sri Lanka — 0.3%
Other Securities	0.3		1,984

Switzerland — 0.1%
Other Securities	0.1		891

Turkey — 0.3%
Other Securities	0.3		2,340

United Arab Emirates — 0.0%
Other Securities	0.0		1

30	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Percentage of Net Assets (%)	Number of Participation Notes/Shares	Market Value ($ Thousands)

United Kingdom — 0.1%
Other Securities	0.1%		$759

United States — 0.5%
Fawaz Abdulaziz Al Hokair, Expires 03/02/2017	0.2	112,244	1,654
Other Securities	0.3		2,141

			3,795

Vietnam — 1.1%
Other Securities	1.1		9,001

Total Participation Notes (Cost $73,412) ($ Thousands)			64,223

EXCHANGE TRADED FUNDS — 7.4%

United States — 7.4%
iPath MSCI India Index ETN	0.5	63	3,982
iShares MSCI Emerging Markets Index Fund	5.0	1,157	39,325
iShares MSCI Frontier 100 ETF	0.2	51	1,280
iShares MSCI India ETF	0.5	146	4,007
WisdomTree India Earnings Fund	1.2	479	9,514

Total Exchange Traded Funds (Cost $61,813) ($ Thousands)			58,108

PREFERRED STOCK — 0.9%

Brazil — 0.6%
Other Securities	0.6		4,459

Colombia — 0.2%
Other Securities	0.2		1,470

South Korea — 0.1%
Other Securities	0.1		1,211

Total Preferred Stock (Cost $9,434) ($ Thousands)			7,140

CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.050** †	0.2	1,942,669	1,943

Total Cash Equivalent (Cost $1,943) ($ Thousands)			1,943

Total Investments — 95.8% (Cost $834,221) ($ Thousands)			$753,120

Percentages are based on Net Assets of $786,491 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2015.
†	Investment in Affiliated Security (see Note 6).

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

ETN — Exchange Traded Note

MSCI — Morgan Stanley Capital International

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$620,180	$1,511	$15	$621,706
Participation Notes	—	64,223	—	64,223
Exchange Traded Funds	58,108	—	—	58,108
Preferred Stock	5,670	1,470	—	7,140
Cash Equivalent	1,943	—	—	1,943

Total Investments in Securities	$685,901	$67,204	$15	$753,120

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended November 30, 2015, there were transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	31

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 35.6%

Agency Mortgage-Backed Obligations — 6.4%
FHLMC ARM
3.162%, 03/01/2036 (A)	$2,922	$3,132
2.500%, 06/01/2035 (A)	2,566	2,730
2.060%, 10/01/2035 (A)	1,344	1,403
FHLMC CMO, Ser 2007-3311, Cl FN
0.497%, 05/15/2037 (A)	935	936
FHLMC CMO, Ser 2010-3721, Cl FB
0.697%, 09/15/2040 (A)	3,198	3,222
FHLMC CMO, Ser 2011-3891, Cl BF
0.724%, 07/15/2041 (A)	2,211	2,226
FHLMC Multifamily Structured Pass Through Certificates, Ser K011, Cl X1
0.320%, 11/25/2020 (A)	115,712	1,530
FHLMC Multifamily Structured Pass-Through Certificates, Ser K703, Cl X1, IO
2.030%, 05/25/2018 (A)	29,424	1,275
FHLMC Multifamily Structured Pass-Through Certificates, Ser K708, Cl X1, IO
1.486%, 01/25/2019 (A)	85,383	3,455
FHLMC Multifamily Structured Pass-Through Certificates, Ser K710, Cl X1, IO
1.773%, 05/25/2019 (A)	31,174	1,602
FHLMC REMIC, Ser 2007-3335, Cl BF
0.347%, 07/15/2019 (A)	357	357
FHLMC REMIC, Ser 2010-83, Cl BA
5.000%, 08/25/2040	790	842

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA
6.000%, 09/01/2039 to 04/01/2040	$1,354	$1,533
4.500%, 10/01/2024	2,252	2,422
3.000%, 05/01/2022	4,207	4,401
FNMA ARM
2.675%, 10/01/2033 (A)	330	344
2.633%, 10/01/2033 (A)	581	617
2.563%, 04/01/2034 (A)	1,462	1,550
2.550%, 05/01/2034 (A)	567	604
2.539%, 10/01/2033 (A)	551	584
2.527%, 09/01/2034 (A)	795	844
2.492%, 08/01/2034 (A)	1,478	1,569
2.454%, 05/01/2035 (A)	945	1,000
2.441%, 10/01/2033 (A)	929	991
2.418%, 07/01/2036 (A)	2,306	2,444
2.415%, 10/01/2024 (A)	288	307
2.395%, 06/01/2035 (A)	993	1,052
2.355%, 05/01/2035 (A)	1,471	1,566
2.272%, 04/01/2033 (A)	390	414
2.253%, 05/01/2037 (A)	2,988	3,143
2.235%, 10/01/2035 (A)	1,736	1,846
2.203%, 06/01/2035 (A)	651	685
2.185%, 09/01/2033 (A)	1,347	1,401
2.159%, 01/01/2034 (A)	887	945
1.965%, 07/01/2034 (A)	729	772
1.961%, 07/01/2034 (A)	1,574	1,647
1.929%, 03/01/2035 (A)	2,243	2,339
1.856%, 02/01/2035 (A)	1,780	1,861
FNMA CMO, Ser 2005-92, Cl UF
0.571%, 10/25/2025 (A)	1,862	1,871
FNMA CMO, Ser 2010-87, Cl PF
0.566%, 06/25/2040 (A)	2,649	2,663
FNMA CMO, Ser 2011-63, Cl FG
0.671%, 07/25/2041 (A)	2,082	2,094
FNMA CMO, Ser 2011-88, Cl AB
2.500%, 09/25/2026	2,023	2,053
FNMA CMO, Ser 2012-112, Cl BI, IO
3.000%, 09/25/2031	12,972	1,407
FNMA CMO, Ser 2013-96, Cl FW
0.579%, 09/25/2043 (A)	2,225	2,233
FNMA REMIC, Ser 2011-406, Cl 6, IO
4.000%, 01/25/2041 (A)	1,115	208
FNMA TBA
3.500%, 12/01/2040	1,150	1,209
3.000%, 12/25/2028	2,875	2,976

32	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA ARM
1.937%, 12/20/2060 (A)	$3,161	$3,265
1.740%, 09/20/2060 to 11/20/2060 (A)	3,416	3,484
1.471%, 11/20/2060 (A)	3,131	3,177
1.272%, 12/20/2060 (A)	3,387	3,424
GNMA CMO, Ser 2002-66, Cl FC
0.597%, 07/16/2031 (A)	1,270	1,275
GNMA CMO, Ser 2011-69, Cl CI, IO
5.000%, 03/20/2036	21	—
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	1,553	1,562
NCUA Guaranteed Notes CMO, Ser 2010-A1, Cl A
0.545%, 12/07/2020 (A)	6,243	6,243
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.644%, 10/07/2020 (A)	6,798	6,831
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.662%, 11/05/2020 (A)	6,983	7,018
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
0.752%, 12/08/2020 (A)	7,874	7,928
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
0.752%, 12/08/2020 (A)	465	468
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.642%, 01/08/2020 (A)	4,515	4,533
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.592%, 02/06/2020 (A)	5,345	5,361
NCUA Guaranteed Notes CMO, Ser 2011-R3, Cl 1A
0.597%, 03/11/2020 (A)	5,558	5,571
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
0.574%, 03/06/2020 (A)	701	702
NCUA Guaranteed Notes CMO, Ser 2011-R6, Cl 1A
0.574%, 05/07/2020 (A)	19	19

		137,166

Non-Agency Mortgage-Backed Obligations — 29.3%
A10 Securitization LLC, Ser 2013-2, Cl A
2.620%, 11/15/2027 (B)	2,700	2,711
Adjustable Rate Mortgage Trust, Ser 2005-2, Cl 1A2
2.515%, 06/25/2035 (A)	674	638

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Adjustable Rate Mortgage Trust, Ser 2005-4, Cl 7A2
0.657%, 08/25/2035 (A)	$308	$306
American General Mortgage Loan Trust, Ser 2010-1A, Cl A4
5.650%, 03/25/2058 (A) (B)	1,600	1,645
American Home Mortgage Investment Trust 2005-2, Ser 2005-2, Cl 4A1
2.035%, 09/25/2045 (A)	1,764	1,719
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl D
2.097%, 06/15/2028 (A) (B)	2,500	2,479
Banc of America Commercial Mortgage, Ser 2006-4, Cl AM
5.675%, 07/10/2046	3,165	3,245
Banc of America Commercial Mortgage, Ser 2006-6, Cl A4
5.356%, 10/10/2045	3,470	3,523
Banc of America Commercial Mortgage, Ser 2007-3, Cl AJ
5.730%, 06/10/2049 (A)	4,030	4,121
Banc of America Commercial Mortgage, Ser 2007-3, Cl AM
5.730%, 06/10/2049 (A)	500	524
Banc of America Commercial Mortgage, Ser 2007-3, Cl AMF
5.317%, 06/10/2049	4,125	4,305
Banc of America Funding, Ser 2004-C, Cl 2A2
2.860%, 12/20/2034 (A)	641	627
Banc of America Funding, Ser 2005-F, Cl 4A1
2.875%, 09/20/2035 (A)	202	173
Banc of America Funding, Ser 2006-D, Cl 3A1
2.867%, 05/20/2036 (A)	135	119
Banc of America Funding, Ser 2006-I, Cl 1A1
2.410%, 12/20/2036 (A)	7,637	7,693
Banc of America Funding, Ser 2010-R11A, Cl 4A6
2.167%, 11/26/2036 (A) (B)	13	13
Banc of America Funding, Ser 2010-R4, Cl 6A1
0.344%, 01/26/2037 (A) (B)	59	59
Banc of America Funding, Ser 2010-R5, Cl 4A3
2.424%, 08/26/2036 (A) (B)	1,912	1,891
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-2, Cl H
5.100%, 07/10/2043 (A) (B)	411	411

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	33

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Mortgage Securities, Ser 2003-E, Cl 2A2
2.828%, 06/25/2033 (A)	$4,900	$4,914
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A1
2.649%, 02/25/2035 (A)	70	68
Banc of America Mortgage Trust, Ser 2003-F, Cl 2A3
2.748%, 07/25/2033 (A)	2,880	2,890
Banc of America Mortgage Trust, Ser 2003-I, Cl 2A6
2.992%, 10/25/2033 (A)	5,967	6,077
Banc of America Mortgage Trust, Ser 2003-K, Cl 2A1
2.734%, 12/25/2033 (A)	3,088	3,050
Banc of America Mortgage Trust, Ser 2004-A, Cl 2A2
2.645%, 02/25/2034 (A)	4,215	4,171
Banc of America Mortgage Trust, Ser 2004-C, Cl 2A1
2.709%, 04/25/2034 (A)	1,519	1,518
Banc of America Mortgage Trust, Ser 2004-L, Cl 1A1
2.659%, 01/25/2035 (A)	948	942
Banc of America Re-Remic Trust, Ser 2013-DSNY, Cl E
2.797%, 09/15/2026 (A) (B)	1,500	1,483
Bayview Commercial Asset Trust, Ser 2003-2, Cl A
1.091%, 12/25/2033 (A) (B)	2,210	2,131
Bayview Commercial Asset Trust, Ser 2004-1, Cl A
0.581%, 04/25/2034 (A) (B)	4,664	4,441
Bayview Commercial Asset Trust, Ser 2004-2, Cl A
0.651%, 08/25/2034 (A) (B)	2,771	2,630
Bayview Commercial Asset Trust, Ser 2005-1A, Cl A2
0.571%, 04/25/2035 (A) (B)	3,150	2,892
BCAP LLC Trust, Ser 2009-RR2, Cl A1
2.757%, 01/21/2038 (A) (B)	569	570
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
2.438%, 12/25/2033 (A)	3,218	3,258
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
2.674%, 08/25/2034 (A)	4,424	4,470
Bear Stearns ARM Trust, Ser 2003-8, Cl 4A1
2.809%, 01/25/2034 (A)	5,464	5,463
Bear Stearns ARM Trust, Ser 2004-1, Cl 12A3
2.855%, 04/25/2034 (A)	3,193	3,168

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns ARM Trust, Ser 2004-1, Cl 21A1
2.275%, 04/25/2034 (A)	$1,037	$1,027
Bear Stearns ARM Trust, Ser 2004-5, Cl 2A
3.112%, 07/25/2034 (A)	3,777	3,781
Bear Stearns ARM Trust, Ser 2004-9, Cl 22A1
3.226%, 11/25/2034 (A)	1,247	1,254
Bear Stearns ARM Trust, Ser 2005-2, Cl A1
2.680%, 03/25/2035 (A)	3,534	3,542
Bear Stearns ARM Trust, Ser 2005-2, Cl A2
2.515%, 03/25/2035 (A)	3,176	3,210
Bear Stearns ARM Trust, Ser 2005-5, Cl A2
2.480%, 08/25/2035 (A)	7,200	7,216
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW14, Cl A4
5.201%, 12/11/2038	530	541
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A4
5.522%, 03/11/2039 (A)	139	139
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl AM
5.620%, 03/11/2039 (A)	1,375	1,381
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW13, Cl A4
5.540%, 09/11/2041	424	430
Bear Stearns Mortgage Funding Trust, Ser 2006-SL5, Cl 1A
0.521%, 12/25/2036 (A)	40	69
BHMS Mortgage Trust, Ser 2014-ATLS, Cl BFL
2.142%, 07/05/2033 (A) (B)	2,000	1,993
BOCA Hotel Portfolio Trust, Ser 2013-BOCA, Cl C
2.347%, 08/15/2026 (A) (B)	3,600	3,598
BXHTL Mortgage Trust, Ser 2015-JWRZ, Cl GL1
2.850%, 05/15/2029 (A) (B)	5,800	5,753
Carefree Portfolio Trust, Ser 2014-CARE, Cl A
1.517%, 11/15/2019 (A) (B)	4,077	4,072
Carefree Portfolio Trust, Ser 2014-CARE, Cl B
2.047%, 11/15/2019 (A) (B)	3,000	2,991
CD Mortgage Trust, Ser 2006-CD2, Cl A4
5.340%, 01/15/2046 (A)	43	43

34	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CD Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 11/15/2044 (A)	$816	$851
CGBAM Commercial Mortgage Trust, Ser 2014-HD, Cl D
2.197%, 02/15/2031 (A) (B)	2,000	1,984
Chase Mortgage Finance, Ser 2005-A1, Cl 2A3
2.444%, 12/25/2035 (A)	1,597	1,477
Chase Mortgage Finance, Ser 2007-A1, Cl 1A3
2.642%, 02/25/2037 (A)	1,442	1,427
Chase Mortgage Finance, Ser 2007-A1, Cl 7A1
2.607%, 02/25/2037 (A)	1,522	1,527
Chase Mortgage Finance, Ser 2007-A2, Cl 2A3
2.620%, 07/25/2037 (A)	2,016	2,038
CHL Mortgage Pass-Through Trust, Ser 2003-46, Cl 2A1
2.852%, 01/19/2034 (A)	3,002	2,982
CHL Mortgage Pass-Through Trust, Ser 2004-9, Cl A4
5.250%, 06/25/2034	358	358
Citicorp Mortgage Securities, Ser 2005-4, Cl 2A1
5.000%, 07/25/2020	77	80
Citicorp Mortgage Securities, Ser 2007-2, Cl 1A3
6.000%, 02/25/2037	936	953
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.144%, 12/10/2049 (A)	682	721
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	39	39
Citigroup Commercial Mortgage Trust, Ser 2014-388G, Cl D
1.947%, 06/15/2033 (A) (B)	7,000	6,922
Citigroup Commercial Mortgage Trust, Ser 2014-388G, Cl F
3.347%, 06/15/2033 (A) (B)	500	496
Citigroup Deutsche Bank Commercial Mortgage, Ser 2007-CD4, Cl A4
5.322%, 12/11/2049	1,023	1,046
Citigroup Mortgage Loan Trust, Ser 2007-AR5, Cl 1A2A
2.765%, 04/25/2037 (A)	1,083	981
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 2A1A
2.836%, 11/25/2038 (A) (B)	2,507	2,526
COMM Mortgage Trust, Ser 2006-C8, Cl AM
5.347%, 12/10/2046	5,450	5,603

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

COMM Mortgage Trust, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	$120	$119
COMM Mortgage Trust, Ser 2014-BBG, Cl A
0.996%, 03/15/2029 (A) (B)	4,480	4,448
COMM Mortgage Trust, Ser 2014-KYO, Cl D
2.197%, 06/11/2027 (A) (B)	1,840	1,821
COMM Mortgage Trust, Ser 2014-PAT, Cl C
1.846%, 08/13/2027 (A) (B)	2,000	1,957
Commercial Mortgage Pass-Through Certificates, Ser 2006-C8, Cl A4
5.306%, 12/10/2046	2,611	2,665
Commercial Mortgage Pass-Through Certificates, Ser 2007-C9, Cl AJFL
0.884%, 12/10/2049 (A) (B)	6,710	6,471
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR2, Cl A1
0.824%, 08/15/2045	11	11
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl A1
0.704%, 10/15/2045	34	34
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR5, Cl A1
0.673%, 12/10/2045	37	37
Commercial Mortgage Pass-Through Certificates, Ser 2014-KYO, Cl C
1.847%, 06/11/2027 (A) (B)	2,270	2,245
Commercial Mortgage Pass-Through Certificates, Ser 2014-TWC, Cl D
2.457%, 02/13/2032 (A) (B)	3,435	3,393
Commercial Mortgage Trust, Ser 2007-GG11, Cl AM
5.867%, 12/10/2049 (A)	3,300	3,454
Commercial Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	149	148
Commercial Mortgage Trust, Ser 2013-CR10, Cl XA, IO
1.139%, 08/10/2046 (A)	48,019	2,130
Commercial Mortgage Trust, Ser 2014-CR14, Cl XA, IO
0.874%, 02/10/2047 (A)	36,676	1,521
Commercial Mortgage Trust, Ser 2014-KYO, Cl E
2.547%, 06/11/2027 (A) (B)	1,480	1,467

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	35

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-11, Cl 2A1
2.250%, 07/25/2034 (A)	$835	$828
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	434	445
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AM
5.604%, 01/15/2049 (A)	2,652	2,760
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AMFL
0.429%, 01/15/2049 (A)	7,110	6,884
Credit Suisse Commercial Mortgage Trust, Ser 2017-ICE, Cl D
2.347%, 04/15/2027 (A) (B)	2,180	2,153
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR5, Cl 6A1
2.553%, 06/25/2034 (A)	8,284	8,314
Credit Suisse Mortgage Capital Certificates, Ser 2006-C3, Cl AM
5.793%, 06/15/2038 (A)	4,050	4,110
Credit Suisse Mortgage Capital Certificates, Ser 2006-C4, Cl A3
5.467%, 09/15/2039	553	562
Credit Suisse Mortgage Capital Certificates, Ser 2006-C4, Cl AM
5.509%, 09/15/2039	5,000	5,112
Credit Suisse Mortgage Trust, Ser 2014-ICE, Cl XICP, IO
1.686%, 04/15/2027	30,718	192
CS First Boston Mortgage Securities, Ser 2004-AR8, Cl 6A1
2.469%, 09/25/2034 (A)	2,390	2,379
CSMC Trust, Ser 2015-SAND, Cl C
2.346%, 08/15/2030 (A) (B)	1,000	1,000
CSMC Trust, Ser 2015-SAND, Cl D
3.046%, 08/15/2030 (A) (B)	1,847	1,825
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (B)	77	77
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl XA, IO
1.559%, 07/10/2044 (A) (B)	38,898	1,386

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Del Coronado Trust, Ser 2013-HDC, Cl E
2.846%, 03/15/2026 (A) (B)	$3,000	$2,980
Deutsche Mortgage Securities Mortgage Loan Trust, Ser 2004-4, Cl 2AR1
0.491%, 06/25/2034 (A)	4,499	4,271
DSLA Mortgage Loan Trust, Ser 2004-AR1, Cl A1A
1.042%, 09/19/2044 (A)	955	888
DSLA Mortgage Loan Trust, Ser 2004-AR1, Cl A2A
1.023%, 09/19/2044 (A)	2,474	2,373
DSLA Mortgage Loan Trust, Ser 2004-AR4, Cl 2A1A
0.563%, 01/19/2045 (A)	1,613	1,411
Extended Stay America Trust, Ser 2013-ESFL, Cl CFL
1.693%, 12/05/2031 (A) (B)	418	417
Extended Stay America Trust, Ser 2013-ESFL, Cl DFL
3.333%, 12/05/2031 (A) (B)	620	619
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.738%, 02/25/2048 (A) (B)	4,177	4,178
FDIC Structured Sale Guaranteed Notes, Ser 2010-S2, Cl 1A
0.688%, 11/29/2037 (A) (B)	820	818
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M1
1.047%, 04/25/2024 (A)	397	396
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M1
1.542%, 04/25/2028 (A)	2,975	2,977
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA1, Cl M1
1.471%, 03/25/2028 (A)	305	305
First Horizon Alternative Mortgage Trust, Ser 2005-AA3, Cl 3A1
2.376%, 05/25/2035 (A)	404	389
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
1.147%, 05/25/2024 (A)	355	351
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 2M1
1.147%, 05/25/2024 (A)	244	242

36	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.397%, 07/25/2024 (A)	$2,171	$2,162
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M1
1.347%, 05/25/2025 (A)	203	203
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M1
1.821%, 04/25/2028 (A)	3,479	3,483
GAHR Commercial Mortgage Trust, Ser 2015-NRF, Cl AFL1
1.496%, 12/15/2016 (A) (B)	5,000	4,990
GMAC Mortgage Loan Trust, Ser 2003-AR2, Cl 4A1
3.093%, 12/19/2033 (A)	859	852
Granite Master Issuer, Ser 2005-1, Cl A4
0.407%, 12/20/2054 (A)	381	381
Granite Master Issuer, Ser 2006-3, Cl A3
0.287%, 12/20/2054 (A)	582	581
Granite Master Issuer, Ser 2006-3, Cl A4
0.290%, 12/20/2054 (A)	557	557
Granite Master Issuer, Ser 2006-3, Cl A7
0.407%, 12/20/2054 (A)	390	390
Granite Master Issuer, Ser 2006-4, Cl A6
0.383%, 12/20/2054 (A)	33	33
Granite Master Issuer, Ser 2007-1, Cl 1M1
0.507%, 12/20/2054 (A)	650	650
Granite Master Issuer, Ser 2007-1, Cl 2A1
0.343%, 12/20/2054 (A)	319	319
Granite Master Issuer, Ser 2007-1, Cl 2M1
0.703%, 12/20/2054 (A)	900	900
Granite Master Issuer, Ser 2007-1, Cl 3A1
0.407%, 12/20/2054 (A)	307	307
GS Mortgage Securities II, Ser 2006-GG6, Cl AM
5.622%, 04/10/2038 (A)	1,387	1,387
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (B)	21	21
GS Mortgage Securities II, Ser 2010-C2, Cl XA, IO
0.374%, 12/10/2043 (A) (B)	37,529	282

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GS Mortgage Securities II, Ser 2011-GC3, Cl X, IO
1.068%, 03/10/2044 (A) (B)	$35,239	$845
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	28	28
GS Mortgage Securities II, Ser 2013-GC13, Cl A1
1.206%, 07/10/2046	85	85
GS Mortgage Securities II, Ser 2013-GC14, Cl A1
1.217%, 08/10/2046	171	170
GSR Mortgage Loan Trust, Ser 2003-7F, Cl 5A1
0.621%, 10/25/2032 (A)	47	47
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
2.870%, 01/25/2035 (A)	466	445
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
2.697%, 04/25/2035 (A)	900	856
GSR Mortgage Loan Trust, Ser 2005-AR6, Cl 3A1
2.656%, 09/25/2035 (A)	1,016	1,019
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
2.661%, 01/25/2036 (A)	2,285	2,120
HarborView Mortgage Loan Trust, Ser 2004-6, Cl 4A
2.708%, 08/19/2034 (A)	4,000	4,078
HarborView Mortgage Loan Trust, Ser 2004-7, Cl 2A1
2.427%, 11/19/2034 (A)	132	123
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1A
0.534%, 06/20/2035 (A)	3,714	3,500
Hilton USA Trust, Ser 2013-HLF, Cl AFL
1.194%, 11/05/2030 (A) (B)	370	370
Hilton USA Trust, Ser 2013-HLF, Cl BFL
1.692%, 11/05/2030 (A) (B)	2,956	2,956
Hilton USA Trust, Ser 2013-HLF, Cl CFL
2.092%, 11/05/2030 (A) (B)	2,464	2,458
Hilton USA Trust, Ser 2013-HLF, Cl DFL
2.942%, 11/05/2030 (A) (B)	5,051	5,048
HSI Asset Securitization Trust, Ser 2005-NC1, Cl 2A4
0.861%, 07/25/2035 (A)	2,558	2,555
Hudsons Bay Simon JV Trust 2015-HBS, Ser HBFL, Cl BFL
2.350%, 08/05/2017 (A) (B)	2,000	2,001

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	37

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hudsons Bay Simon JV Trust 2015-HBS, Ser HBFL, Cl CFL
2.750%, 08/05/2017 (A) (B)	$2,500	$2,501
Hyatt Hotel Portfolio Trust, Ser 2015-HYT, Cl E
3.997%, 11/15/2029 (A) (B)	4,780	4,761
Impac CMB Trust, Ser 2004-10, Cl 4M1
1.121%, 03/25/2035 (A)	219	197
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
0.447%, 04/25/2037 (A)	1,458	1,345
IndyMac INDA Mortgage Loan Trust, Ser 2007-AR3, Cl 1A1
2.974%, 07/25/2037 (A)	3,253	2,877
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-CSMO, Cl A
1.446%, 01/15/2032 (A) (B)	2,115	2,103
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP7, Cl A4
5.911%, 04/15/2045 (A)	223	225
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl AM
5.440%, 05/15/2045	5,146	5,255
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB18, Cl A4
5.440%, 06/12/2047	4,991	5,136
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/2043 (B)	3	3
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C2, Cl A1
2.749%, 11/15/2043 (B)	31	31
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl XA, IO
2.207%, 08/05/2032 (A) (B)	14,119	911
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C3, Cl XA, IO
1.282%, 02/15/2046 (A) (B)	32,803	1,090
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl A1
0.705%, 10/15/2045	9	9
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl XA, IO
2.093%, 10/15/2045 (A)	14,051	1,202

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2012-LC9, Cl A1
0.670%, 12/15/2047	$10	$10
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	122	122
JPMorgan Chase Commercial Mortgage Securities, Ser 2014-BXH, Cl A
1.097%, 04/15/2027 (A) (B)	3,340	3,321
JPMorgan Chase Commercial Mortgage Securities, Ser 2014-FBLU, Cl C
2.196%, 12/15/2028 (A) (B)	4,000	3,994
JPMorgan Chase Commercial Mortgage Securities, Ser 2014-INN, Cl D
2.547%, 06/15/2029 (A) (B)	3,000	2,978
JPMorgan Mortgage Trust, Ser 2004-S1, Cl 1A4
4.500%, 09/25/2034	510	522
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A2
2.623%, 06/25/2035 (A)	1,630	1,589
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A5
2.623%, 06/25/2035 (A)	1,646	1,605
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 2A1
2.683%, 07/25/2035 (A)	319	317
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 4A2
2.710%, 07/25/2035 (A)	2,745	2,748
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.570%, 11/25/2033 (A)	789	791
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 1A1
2.764%, 07/25/2035 (A)	4,281	4,277
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 4A2
2.727%, 07/25/2035 (A)	1,124	1,128
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 5A2
2.640%, 07/25/2035 (A)	1,170	1,187
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
2.583%, 06/25/2037 (A)	122	107
LB-UBS Commercial Mortgage Trust 2006-C7, Ser C7, Cl A3
5.347%, 11/15/2038	1,000	1,022

38	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl AM
5.878%, 06/15/2038 (A)	$4,420	$4,515
LB-UBS Commercial Mortgage Trust, Ser 2007-C2, Cl AM
5.490%, 02/15/2040 (A)	1,927	1,993
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.858%, 07/15/2040 (A)	705	729
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.100%, 04/15/2041 (A)	487	521
Master Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
2.598%, 07/25/2035 (A)	122	105
MASTR Alternative Loan Trust, Ser 2003-5, Cl 4A1
5.500%, 07/25/2033	3,782	3,860
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
2.609%, 10/20/2029 (A)	457	458
Mellon Residential Funding, Ser 2001-TBC1, Cl A1
0.897%, 11/15/2031 (A)	3,306	3,093
Merrill Lynch Mortgage Investors Trust, Ser 2003-D, Cl A
0.817%, 08/25/2028 (A)	2,675	2,564
Merrill Lynch Mortgage Investors Trust, Ser 2003-G, Cl A1
0.837%, 01/25/2029 (A)	966	925
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
0.360%, 12/25/2034 (A)	1,859	1,866
Merrill Lynch Mortgage Investors Trust, Ser 2005-2, Cl 2A
2.520%, 10/25/2035 (A)	3,039	3,055
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A2
2.473%, 02/25/2035 (A)	2,994	3,005
Merrill Lynch Mortgage Investors Trust, Ser 2005-A4, Cl 1A
2.645%, 07/25/2035 (A)	1,024	827
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl A3
5.172%, 12/12/2049	911	929
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl AM
5.204%, 12/12/2049	3,000	3,092
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	572	587

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-5, Cl AMFL
0.376%, 08/12/2048 (A) (B)	$2,690	$2,555
Morgan Stanley Capital I Trust, Ser 2015-XLF1, Cl B
1.947%, 08/14/2031 (A) (B)	2,750	2,738
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ
5.574%, 11/12/2049 (A)	5,000	4,953
Morgan Stanley Capital I, Ser IQ12, Cl A4
5.332%, 12/15/2043	878	895
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
3.086%, 11/25/2034 (A)	1,656	1,640
Morgan Stanley Mortgage Loan Trust, Ser 2005-5AR, Cl 1A1
0.491%, 09/25/2035 (A)	368	365
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (B)	64	63
MRFC Mortgage Pass-Through Trust, Ser 2002-TBC2, Cl A
1.057%, 08/15/2032 (A)	1,227	1,161
Nationstar HECM Loan Trust 2015-2A, Ser 2015-2A, Cl A
2.883%, 11/25/2025 (B)	280	280
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AP3, Cl A6
4.790%, 10/25/2034	906	937
Nomura Resecuritization Trust 2015-1R, Ser 2015-1R, Cl 5A1
1.172%, 06/26/2046 (A) (B)	4,797	4,653
Nomura Resecuritization Trust, Ser 2014-6R, Cl 5A1
2.565%, 04/26/2037 (A) (B)	3,063	3,088
Nomura Resecuritization Trust, Ser 2015-2R, Cl 5A1
0.968%, 04/26/2047 (A) (B)	1,971	1,902
Nomura Resecuritization Trust, Ser 2015-4R, Cl 3A2
2.475%, 01/26/2036 (A) (B)	6,384	6,161
Opteum Mortgage Acceptance Asset-Backed Pass-Through Certificates, Ser 2005-2, Cl AII1
0.457%, 04/25/2035 (A)	23	23
PHH Mortgage Capital LLC, Ser 2008-CIM2, Cl 1A1
2.447%, 07/25/2038 (A)	1,934	1,888

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	39

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Provident Funding Mortgage Loan Trust 2005-2, Ser 2005-2, Cl 2A1A
2.552%, 10/25/2035 (A)	$2,226	$2,216
Provident Funding Mortgage Loan Trust 2005-2, Ser 2005-2, Cl 3A
2.619%, 10/25/2035 (A)	2,002	1,989
Provident Funding Mortgage Loan Trust, Ser 2003-1, Cl A
2.611%, 08/25/2033 (A)	2,423	2,496
RBSSP Resecuritization Trust, Ser 2009-7, Cl 2A5
3.663%, 09/26/2035 (A) (B)	2,558	2,589
Residential Accredit Loans, Ser 2006-QO10, Cl A1
0.381%, 01/25/2037 (A)	5,396	3,959
Residential Accredit Loans, Ser 2007-QO3, Cl A1
0.357%, 03/25/2047 (A)	1,580	1,301
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
6.240%, 08/25/2022 (A)	1,018	915
Sequoia Mortgage Trust, Ser 2002-10, Cl 1A
1.007%, 10/20/2027 (A)	1,204	1,176
Sequoia Mortgage Trust, Ser 2002-9, Cl 1A
0.894%, 09/20/2032 (A)	504	455
Sequoia Mortgage Trust, Ser 2004-5, Cl A1
1.822%, 06/20/2034 (A)	2,572	2,501
Sequoia Mortgage Trust, Ser 2012-1, Cl 1A1
2.865%, 01/25/2042 (A)	1,253	1,256
Sequoia Mortgage Trust, Ser 2013-1, Cl 1A1
1.450%, 02/25/2043 (A)	2,302	2,223
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (A) (B)	86	86
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl A
1.780%, 12/25/2065 (A) (B)	3,746	3,746
Springleaf Mortgage Loan Trust, Ser 2013-3A, Cl A
1.870%, 09/25/2057 (A) (B)	11,897	11,874
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-2, Cl 4A2
2.531%, 03/25/2034 (A)	2,879	2,818
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-3AC, Cl A1
2.449%, 03/25/2034 (A)	2,544	2,554

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-9XS, Cl A
0.591%, 07/25/2034 (A)	$4,182	$4,033
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
2.737%, 04/25/2035 (A)	2,401	2,261
Structured Asset Mortgage Investments, Ser 2004-AR5, Cl 1A1
0.862%, 10/19/2034 (A)	2,338	2,235
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-17A, Cl 2A1
2.392%, 05/25/2033 (A)	3,892	3,912
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.861%, 09/25/2043 (A)	2,312	2,232
Thornburg Mortgage Securities Trust, Ser 2007-1, Cl A2B
2.261%, 03/25/2037 (A)	2,567	2,254
Towd Point Mortgage Trust 2015-4, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A) (B)	233	233
Towd Point Mortgage Trust 2015-5, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A) (B)	267	266
Towd Point Mortgage Trust, Ser 2015-2, Cl 2A1
3.750%, 11/25/2057 (A) (B)	3,281	3,383
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.237%, 05/10/2045 (A) (B)	11,921	1,217
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	49	48
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A1
0.673%, 12/10/2045	38	38
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A1
0.779%, 03/10/2046	134	133
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl A3
6.011%, 06/15/2045 (A)	577	581
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C28, Cl AM
5.603%, 10/15/2048 (A)	5,390	5,528

40	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wachovia Bank Commercial Mortgage Trust, Ser 2007-C31, Cl AM
5.591%, 04/15/2047 (A)	$3,000	$3,129
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C33, Cl AJ
5.950%, 02/15/2051 (A)	3,040	3,105
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.536%, 10/25/2033 (A)	3,588	3,663
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.414%, 08/25/2033 (A)	2,538	2,551
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.519%, 09/25/2033 (A)	1,896	1,918
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR1, Cl A
2.433%, 03/25/2034 (A)	5,705	5,719
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR10, Cl A1B
0.641%, 07/25/2044 (A)	4,446	4,280
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR11, Cl A
2.544%, 10/25/2034 (A)	2,431	2,453
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR13, Cl A1A
0.917%, 11/25/2034 (A)	2,230	2,124
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR13, Cl A2A
0.937%, 11/25/2034	3,090	2,932
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, Cl A1
2.389%, 01/25/2035 (A)	5,091	5,121
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR2, Cl A
1.622%, 04/25/2044 (A)	5,626	5,482
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR8, Cl A2
0.621%, 06/25/2044 (A)	2,998	2,779

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 1A
5.000%, 07/25/2034	$1,404	$1,476
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB4, Cl 22A
6.000%, 12/25/2019	199	206
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR1, Cl A1A
0.541%, 01/25/2045 (A)	2,309	2,176
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR1, Cl A2A3
0.597%, 01/25/2045 (A)	1,212	1,150
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR11, Cl A1A
0.541%, 08/25/2045 (A)	3,062	2,849
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.487%, 10/25/2045 (A)	3,187	2,952
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A2
1.672%, 10/25/2045 (A)	587	580
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR14, Cl 1A4
2.365%, 12/25/2035 (A)	158	153
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR17, Cl A1A1
0.491%, 12/25/2045 (A)	3,072	2,864
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
0.491%, 12/25/2045 (A)	273	262
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
0.527%, 01/25/2045 (A)	1,660	1,538
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR6, Cl 2A1A
0.451%, 04/25/2045 (A)	6,141	5,723
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR8, Cl 2A1A
0.511%, 07/25/2045 (A)	3,555	3,343

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	41

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2005-AR9, Cl A1A
0.541%, 07/25/2045 (A)	$1,643	$1,576
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 2A1A
1.292%, 01/25/2046 (A)	2,611	2,518
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A
1.018%, 12/25/2046 (A)	1,305	1,012
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA3, Cl 5A
1.893%, 04/25/2047 (A)	4,064	3,091
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	46	46
Wells Fargo Commercial Mortgage Trust, Ser 2013-C15, Cl A1
1.264%, 08/15/2046	105	105
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-H, Cl A1
2.740%, 09/25/2033 (A)	1,496	1,498
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
2.615%, 11/25/2033 (A)	1,344	1,351
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A1
2.749%, 05/25/2034 (A)	339	340
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
2.615%, 07/25/2034 (A)	1,437	1,440
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-N, Cl A7
2.730%, 08/25/2034 (A)	3,733	3,738
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
2.738%, 08/25/2034 (A)	2,689	2,679
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Q, Cl 1A2
2.740%, 09/25/2034 (A)	3,258	3,297

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-R, Cl 1A1
2.741%, 09/25/2034 (A)	$3,905	$3,956
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-S, Cl A1
2.733%, 09/25/2034 (A)	869	888
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
2.687%, 10/25/2034 (A)	5,412	5,399
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Y, Cl 3A1
2.673%, 11/25/2034 (A)	4,338	4,371
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Z, Cl 2A1
2.628%, 12/25/2034 (A)	1,704	1,702
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 1A1
2.618%, 02/25/2035 (A)	5,291	5,299
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 1A1
2.704%, 06/25/2035 (A)	5,120	5,221
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 2A2
2.695%, 06/25/2035 (A)	3,611	3,703
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 2A17
2.695%, 06/25/2035 (A)	1,192	1,212
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR11, Cl 1A1
2.711%, 06/25/2035 (A)	956	949
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR12, Cl 2A5
2.676%, 06/25/2035 (A)	1,176	1,201
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 2A1
2.616%, 02/25/2034 (A)	985	995
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR3, Cl 2A1
2.736%, 03/25/2035 (A)	1,752	1,771

42	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR7, Cl 2A1
2.740%, 05/25/2035 (A)	$413	$409
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 1A1
2.719%, 06/25/2035 (A)	1,818	1,849
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 3A2
2.724%, 06/25/2035 (A)	1,091	1,112
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR9, Cl 3A1
2.690%, 06/25/2034 (A)	1,701	1,720
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-4, Cl 2A2
5.500%, 04/25/2036	448	428
WFCG Commercial Mortgage Trust, Ser 2015-BXRP, Cl C
1.969%, 11/15/2029 (A) (B)	1,607	1,590
WFRBS Commercial Mortgage Trust 2012-C6, Ser C6, Cl A2
2.191%, 04/15/2017	545	547
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
1.469%, 02/15/2044 (A) (B)	24,104	642
WFRBS Commercial Mortgage Trust, Ser 2012-C6, Cl A1
1.081%, 04/15/2045	81	81
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl A1
0.673%, 11/15/2045	51	50

		631,766

Total Mortgage-Backed Securities (Cost $770,928) ($ Thousands)		768,932

LOAN PARTICIPATIONS — 24.5%
Acadia Healthcare Company, Term Loan, 1st Lien
4.250%, 02/11/2022	1,390	1,392
Acosta, Term Loan B, 1st Lien
4.250%, 09/24/2021	2,329	2,227
Activision Blizzard, Term Loan B
3.250%, 10/12/2020	1,876	1,877
Affinia Group, 2nd Lien
4.750%, 04/25/2020	283	281
Affinia Group, Term Loan, 2nd Lien
4.750%, 04/25/2020	952	947

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Affinion Group Holdings, Term Loan
6.750%, 04/30/2018	$3,216	$2,990
Air Medical, Cov-Lite, Term Loan, 1st Lien
4.500%, 04/28/2022	4,305	4,207
Alere, Term Loan B, 1st Lien
4.250%, 06/20/2022	6,042	5,961
Alinta Energy Finance, Delayed Term Loan
6.375%, 08/13/2018	195	192
Alinta Ltd., Cov-Lite, 1st Lien
6.375%, 08/13/2019	2,927	2,895
Allison Transmission, Inc., Term Loan B-3
3.500%, 08/23/2019	4,173	4,149
AMC Entertainment, Term Loan
3.500%, 04/30/2020	6,370	6,359
American Builders & Contract Supply, Term Loan B
3.500%, 04/16/2020	4,504	4,468
0.000%, 04/16/2020 (C)	819	812
American Renal Holdings, Term Loan, 1st Lien
4.500%, 08/20/2019	5,170	5,097
American Renal Holdings, Term Loan, 2nd Lien
8.500%, 03/20/2020	1,272	1,269
American Tire Distributors, Cov-Lite, 2nd Lien
5.250%, 09/01/2021	1,900	1,900
Amsurg, Cov-Lite, Term Loan
3.500%, 07/16/2021	2,488	2,465
Applied Systems, Term Loan, 1st Lien
5.500%, 01/25/2021	22	22
4.250%, 01/25/2021	5,122	5,028
Aramark US, Extended 1st Lien
0.060%, 07/26/2016	12	12
Aramark, 1st Lien, Term Loan F
3.250%, 02/24/2021 (A)	5,049	4,995
Ardagh Holdings USA Inc., Term Loan, 1st Lien
4.000%, 12/17/2019	5,894	5,840
Aricent Technologies, 1st Lien
5.500%, 04/14/2021	138	132
Aricent Technologies, Term Loan, 1st Lien
5.500%, 04/14/2021	3,242	3,101
Asurion, LLC, Incremental Term Loan B-4, 1st Lien
5.000%, 07/29/2022	1,596	1,474
Asurion, LLC, Term Loan B
4.250%, 07/08/2020	1,003	923

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	43

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Asurion, LLC, Term Loan B-1
5.000%, 05/24/2019	$1,557	$1,466
Asurion, LLC, Term Loan, 2nd Lien
8.500%, 03/03/2021	5,650	4,969
Auris Luxembourg II, Term Loan B-4
4.250%, 01/17/2022	2,800	2,779
Avago Technologies, Ltd., 1st Lien
0.000%, 11/11/2022 (C)	7,000	6,925
B&G Foods, Term Loan B, 1st Lien
3.750%, 10/22/2021	988	986
B/E Aerospace, Inc., Term Loan
4.000%, 11/19/2021	816	815
BE Aerospace, Term Loan, 1st Lien
4.000%, 11/19/2021	715	715
Beacon Roofing, Cov-Lite, Term Loan, 1st Lien
4.000%, 09/23/2022	1,330	1,322
Berry Plastics, Term Loan
3.750%, 01/06/2021	1,000	988
Berry Plastics, Term Loan D
3.500%, 02/08/2020	1,950	1,913
Berry Plastics, Term Loan, 1st Lien
4.000%, 09/16/2022	1,290	1,280
Black Knight, Cov-Lite, Term Loan, 1st Lien
3.750%, 05/09/2022	442	442
Booz Allen Hamilton, Term Loan B1, 1st Lien
3.750%, 07/31/2019	1,643	1,645
Boyd Acquisition, Term Loan B
4.250%, 11/20/2017	789	785
Boyd Gaming, Term Loan B
4.000%, 08/14/2020	3,248	3,226
Bright Horizons Family Solutions LLC, Term Loan B
3.750%, 01/30/2020	340	340
Burger King, Term Loan B-2, 1st Lien
3.750%, 12/10/2021	1,507	1,497
Calpine, Term Loan B-3, 1st Lien
4.000%, 09/27/2019	499	495
Calpine, Term Loan, 1st Lien
3.500%, 05/20/2022	5,086	4,947
Catalina Marketing, Cov-Lite, Term Loan
4.500%, 04/09/2021	995	840
CCM Merger, Term Loan
4.500%, 08/06/2021	1,832	1,819

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CDW, Term Loan
3.250%, 04/29/2020	$5,184	$4,991
Cequel Communications, Term Loan, 1st Lien
3.500%, 02/10/2019	2,316	2,282
Ceramtec Acquisition, Term Loan B1
4.250%, 08/30/2020	2,127	2,105
Ceramtec Acquisition, Term Loan B2
4.250%, 08/30/2020	219	216
Ceramtec Acquisition, Term Loan B3
4.250%, 08/30/2020	644	637
Charter Communication Operating LLC, Term Loan E
3.000%, 07/01/2020	3,006	2,959
Charter Communication Operating LLC, Term Loan, 1st Lien
3.500%, 01/23/2023	90	90
Chief Exploration, Term Loan
7.500%, 05/16/2021	2,200	1,639
Clubcorp Club Operations, Term Loan, 1st Lien
4.250%, 07/24/2020	1,256	1,249
Commscope, Term Loan, 1st Lien
3.750%, 12/29/2022	3,985	3,934
Communication Sales and Leasing, Term Loan, 1st Lien
5.000%, 10/14/2022	1,072	989
Constantia Flexibles, Cov-Lite, 1st Lien
4.750%, 04/30/2022	292	290
Constantia Flexibles, Cov-Lite, Term Loan
4.750%, 04/30/2022	1,499	1,491
ConvaTec Dollar, Term Loan
4.250%, 12/22/2016	1,321	1,303
COTY, Term Loan
0.000%, 10/21/2022 (C)	3,552	3,550
COTY, Term Loan B
3.750%, 10/21/2022	1,776	1,767
Cumulus Media, Term Loan, 1st Lien
4.250%, 12/23/2020	3,463	2,532
DaVita HealthCare Partners, Term Loan B
3.500%, 06/18/2021	3,995	3,973
Dex Media West, Term Loan
8.000%, 12/30/2016	1,858	1,034
Digital Globe, Term Loan B, 1st Lien
3.750%, 01/25/2020	731	711

44	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Dollar Tree, Cov-Lite, Term Loan B-1
3.500%, 07/06/2022	$5,496	$5,472
EFS Cogen, Term Loan B, 1st Lien
3.750%, 12/17/2020	1,383	1,370
Emerald Performance Materials, LLC, Term Loan, 1st Lien
4.500%, 07/30/2021	816	808
Emergency Medical Services, Cov-Lite, Term Loan
4.000%, 05/25/2018	157	157
Emergency Medical Services, Initial Term Loan
4.000%, 04/27/2018	995	993
4.000%, 05/25/2018	2,031	2,026
EMI Music Publishing, Ltd., Term Loan
4.000%, 08/19/2022	2,572	2,529
Endurance International, Term Loan, 1st Lien
5.000%, 11/09/2019	2,825	2,777
Energy & Exploration Partners, Term Loan B, 1st Lien
7.750%, 01/22/2019	4,016	2,737
Energy Transfer Equity, Term Loan B, 1st Lien
3.250%, 12/02/2019	4,185	3,960
Entegris, Term Loan B, 1st Lien
3.500%, 04/30/2021	5,781	5,745
Epicor, Cov-Lite, Term Loan, 1st Lien
4.750%, 06/01/2022	1,827	1,791
Equinox Fitness Clubs, Term Loan B
5.000%, 01/31/2020	5,423	5,416
Evergreen Skillsoft, Term Loan, 1st Lien
5.750%, 04/28/2021	4,732	3,976
First Data, Term Loan, 1st Lien
3.950%, 06/24/2022	500	494
3.712%, 03/23/2018	5,936	5,869
Four Seasons Holdings, Term Loan
3.500%, 06/27/2020	4,951	4,879
Freescale Semiconductor, Term Loan
4.250%, 02/13/2020	3,913	3,906
Generac Power Systems, Term Loan B
3.500%, 05/31/2020	2,416	2,360
Genesys Telecom, Term Loan
4.000%, 02/08/2020	5,683	5,588
GNC, Term Loan, 1st Lien
3.250%, 03/02/2018	5,198	5,042

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GO Daddy, Cov-Lite, Term Loan B, 1st Lien
4.250%, 05/13/2021	$1,185	$1,179
Gray Television, Cov-Lite, Term B, 1st Lien
3.750%, 06/13/2021	632	627
Greeneden US Holdings, Delayed Draw, Term Loan, 1st Lien, Ser 2
4.500%, 11/13/2020	1,719	1,706
Grifols Worldwide Operations, Term Loan B, 2nd Lien
3.232%, 02/27/2021	3,691	3,657
Harbor Freight Tools, Term Loan
4.750%, 07/26/2019	3,501	3,487
Headwaters, Term Loan B
4.500%, 03/11/2022	579	577
Hill-Rom Holdings, Inc., Term Loan, 1st Lien
3.500%, 09/08/2022	4,732	4,719
Hilton Hotels, Cov-Lite, Term Loan B, 1st Lien
3.500%, 10/26/2020 (A)	1,063	1,057
Hilton Worldwide Finance, Term Loan
3.500%, 10/26/2020	709	705
Hilton Worldwide, Term Loan B, 1st Lien
3.500%, 10/26/2020	144	143
Houghton Mifflin Harcourt Publishers, Term Loan, 1st Lien
4.000%, 05/28/2021	2,893	2,770
HUB International, Ltd., Term Loan B, 1st Lien
4.000%, 10/02/2020	8,481	8,208
Hyperion Insurance, Term Loan, 1st Lien
5.500%, 04/29/2022	2,488	2,475
IMS Health, Term Loan B
3.500%, 03/17/2021	4,032	3,985
Ina Beteiligungs, Term Loan, 1st Lien
4.250%, 05/15/2020	556	557
Ineos Holdings Limited, Cov-Lite, Term Loan, 1st Lien
4.250%, 03/11/2022	892	873
3.750%, 05/04/2018	1,491	1,460
Informatica Corporation, Term Loan B, 1st Lien
4.500%, 06/03/2022	2,336	2,268
Intelsat Jackson Holdings, Term Loan B-2
3.750%, 06/30/2019 (A)	1,678	1,567

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	45

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Interactive Data, Cov-Lite, Term Loan, 1st Lien
4.750%, 05/02/2021	$5,643	$5,629
Inventiv Health, Incremental Term Loan B-3
7.750%, 05/15/2018	265	262
ION Trading Technologies, Term Loan, Tranche B-1
4.250%, 06/10/2021	5,915	5,782
Ipreo Holdings, LLC, Term Loan B, 1st Lien
4.250%, 08/06/2021	1,670	1,612
Jeld-Wen, Cov-Lite, Term Loan B, 1st Lien
5.252%, 09/24/2021	5,757	5,733
5.000%, 07/01/2022	750	745
Kenan Advantage, Cov-Lie, Initial Term Loan, 1st Lien
4.000%, 07/29/2022	1,202	1,193
Kenan Advantage, Delayed Draw Term Loan
1.500%, 01/23/2017	168	—
Kenan Advantage, Initial Term Loan B
4.000%, 07/29/2022	383	381
Klockner Pentaplast, Term Loan, 1st Lien
5.000%, 04/28/2020	269	268
5.000%, 04/22/2020	629	628
Kronos, Incremental Term Loan
4.500%, 10/30/2019	2	2
Kronos, Incremental Term Loan, 1st Lien
4.500%, 10/30/2019	4,141	4,114
Language Line, LLC, Term Loan, 1st Lien
6.500%, 06/11/2021	5,000	4,987
Lee Enterprises, Term Loan B
7.250%, 03/31/2019	1,823	1,796
Lee Enterprises, Term Loan, 1st Lien
7.250%, 03/31/2019	25	24
Leslie’s Poolmart, Cov-Lite, 1st Lien
4.250%, 10/16/2019	4,291	4,181
Level 3 Financing, Term Loan B-I
4.000%, 01/15/2020	2,500	2,496
Level 3 Financing, Term Loan B-II
3.500%, 05/31/2022	1,071	1,060
Level 3 Financing, Term Loan B-III
4.000%, 08/01/2019	2,000	1,996
Lifetime Fitness, Term Loan B
4.250%, 06/10/2022	3,096	3,021

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Light Tower Fiber, LLC, Term Loan B
4.000%, 04/13/2020	$4,925	$4,828
LPL Holdings, Term Loan B
3.250%, 03/29/2019	1,706	1,687
Mallinckrodt, Cov-Lite, Term Loan
3.250%, 03/19/2021	2,000	1,917
Media General, Delayed Term Loan
4.000%, 07/31/2020	617	612
Mediacom Communications, Term Loan H
3.250%, 01/29/2021	3,079	3,033
MEG Energy, Term Loan
3.750%, 03/21/2020	1,616	1,516
MGM Resorts International, Term Loan B
3.500%, 12/20/2019	939	933
MGM Resorts International, Term Loan B1
3.500%, 12/20/2019	2,613	2,596
Michaels Stores, Term Loan B
3.750%, 01/28/2020 (A)	5,916	5,855
Millennium Laboratories, LLC, Term Loan B, 1st Lien
5.250%, 04/16/2021	5,302	2,121
Minimax GmbH, Term Loan B, 1st Lien
4.000%, 08/14/2020	3,842	3,825
Mohegan Tribal Gaming Authority, Term Loan A, 1st Lien
4.525%, 06/15/2018	2,047	1,995
Mohegan Tribal Gaming Authority, Term Loan B, 1st Lien
5.500%, 11/19/2019	1,521	1,492
Mueller Water Products, Inc., Term Loan, 1st Lien
4.000%, 11/19/2021	582	582
Murray Energy, Cov-Lite, Term Loan B, 2nd Lien
7.500%, 04/09/2020	1,646	1,096
NBTY, Cov-Lite, Term Loan, 1st Lien
0.000%, 10/01/2017 (C)	4,333	4,247
NCI Building Systems, Term Loan
4.250%, 06/24/2019	1,333	1,326
Nelson Education, Term Loan B-1
6.750%, 07/03/2014 (D)	730	456

46	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Numericable, Term Loan B, 1st Lien
4.500%, 04/23/2020	$1	$1
4.500%, 05/21/2020	847	828
NXP, Cov-Lite, Term Loan B, 1st Lien
0.000%, 11/05/2020 (C)	1,356	1,348
Ocwen Financial, Term Loan
5.500%, 02/15/2018	234	234
One Call Medical, Term Loan, 1st Lien
5.000%, 11/27/2020	11	11
Peabody Energy, Cov-Lite, Term Loan B, 1st Lien
4.250%, 09/24/2020	680	399
Penn Products Terminals, Term Loan, Tranche B
4.750%, 04/13/2022	1,075	994
PETCO Animal Supplies, Term Loan B
4.000%, 11/24/2017	6,297	6,279
Pharmaceutical Product, Cov-Lite, Initial Term Loan, 1st Lien
4.250%, 08/18/2022	6,211	6,040
Pinnacle Foods Group, LLC, Term Loan G
3.000%, 04/29/2020	498	493
Pinnacle Foods Group, LLC, Term Loan H
3.000%, 04/29/2020	1,294	1,279
Post Holdings, Term Loan B, 1st Lien, Ser A
3.750%, 06/02/2021	539	538
Quebecor Media, Term Loan B
3.250%, 08/17/2020	1,128	1,097
Quintiles Transnational, Term Loan, 1st Lien
3.250%, 05/06/2022	2,477	2,463
Radnet, Term Loan, 1st Lien
5.500%, 10/10/2018	2,352	2,322
RE/MAX International, Term Loan
4.250%, 07/31/2020	2,528	2,502
Realogy, Extended Synthetic Term Loan
0.150%, 10/10/2016	40	40
Redtop Acquisitions, Ltd., Term Loan, 1st Lien
4.500%, 12/03/2020	614	609
Redtop Acquisitions, Ltd., Term Loan, 2nd Lien
8.250%, 06/03/2021	516	500
Regal Cinemas, Term Loan
3.750%, 04/01/2022	2,096	2,091

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Rexnord, LLC, Cov-Lite, Term Loan B, 1st Lien
4.000%, 08/21/2020	$668	$652
Rexnord, LLC, Term Loan B
4.000%, 08/21/2020	2,054	2,006
Royal Adhesives & Sealants, Cov-Lite, Initial Term Loan, 1st Lien
4.500%, 06/20/2022	5,736	5,683
Ryman Hospitality Properties, Cov-Lite, Term Loan
3.750%, 01/15/2021	523	520
Salem Communications, Term Loan B
4.500%, 03/12/2020	690	665
SBA Finance, Incremental Term Loan, 1st Lien
3.250%, 06/10/2022	5,503	5,434
Seadrill Partners, LLC, Term Loan B, 1st Lien
4.000%, 02/21/2021	4,213	2,111
Seaworld, Term Loan B-2
3.000%, 05/14/2020	2,013	1,882
Seminole Hard Rock Entertainment, Term Loan B
3.500%, 05/14/2020	3,208	3,148
Serta Simmons Holdings, Term Loan B
4.250%, 10/01/2019	4,616	4,586
Sinclair Television Group, Term Loan B1, 1st Lien
3.500%, 07/30/2021	3,016	2,994
Six Flags Theme Parks, Inc., Term Loan, 1st Lien
3.500%, 06/29/2022	5,284	5,281
Six Flags Theme Parks, Inc., Term Loan, 3rd Lien
3.500%, 06/29/2022	1,200	1,200
Smart & Final, Cov-Lite, Term Loan
4.000%, 11/08/2019	825	815
Smart Technologies, Term Loan
10.500%, 01/31/2018	119	118
Solvay, Cov-Lite, Term Loan, 1st Lien
4.750%, 12/01/2021	7	6
Spectrum Brands, Cov-Lite, Term Loan, 1st Lien
5.250%, 06/23/2022	149	149
3.750%, 06/23/2022	3,378	3,372
SS&C Technologies, Term Loan B-1
4.000%, 07/08/2022	141	141
0.000%, 07/08/2022 (C)	202	201

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	47

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SS&C Technologies, Term Loan B-2
0.000%, 07/08/2022 (C)	$3,188	$3,174
SS&C Technologies, Term Loan, 1st Lien
4.000%, 07/08/2022	535	532
Starwood Property Trust, Term Loan B
3.500%, 04/17/2020	2,826	2,787
Sterigenics-Nordion, Cov-Lite, Term Loan, 1st Lien
4.250%, 05/16/2022	2,231	2,192
SunGard Data Systems, Term Loan E
4.000%, 03/08/2020 (A)	1,670	1,664
Syncreon Holdings Ltd., Term Loan B, 1st Lien
5.250%, 10/28/2020	4,708	3,790
Syniverse Holdings, Term Loan
4.000%, 04/23/2019	1,212	937
TASC, Term Loan, 1st Lien
7.000%, 05/23/2020	1,310	1,315
TASC, Term Loan, 2nd Lien
7.000%, 05/23/2020	70	70
Telesat Canada, Term Loan B
3.500%, 03/28/2019 (A)	1,698	1,679
Templar Energy, Cov-Lite, 2nd Lien
8.500%, 11/25/2020	4,240	1,229
Texas Competitive, Extended Term Loan
4.676%, 10/10/2017 (D)	3,173	1,076
The Neiman Marcus Group, Term Loan, 1st Lien
4.250%, 10/25/2020	3,920	3,661
Townsquare Media, Term Loan
4.250%, 03/25/2022	2,016	2,008
Townsquare Media, Term Loan, 1st Lien
4.250%, 04/01/2022	106	105
Trans Union LLC, Replacement Term Loan
3.500%, 04/09/2021	6,916	6,733
TransDigm, Term Loan C, 1st Lien
3.750%, 02/25/2020	3,478	3,388
TransDigm, Term Loan D, 1st Lien
3.750%, 06/04/2021	1,010	984
Tribune Media, Term Loan B
0.000%, 12/27/2020 (C)	7	7
Tribune Media, Term Loan, 1st Lien
3.750%, 12/27/2020	2,698	2,681

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Tronox, Term Loan B
4.250%, 03/19/2020	$976	$889
True Religion Apparel, Term Loan, 1st Lien
5.875%, 07/30/2019	1,351	784
Univar, Cov-Lite, Initial Term Loan
4.250%, 07/01/2022	2,215	2,147
Univar, Term Loan, 1st Lien
4.250%, 07/01/2022	2,215	2,147
Univision Communications, Extended Term Loan C-3
4.000%, 03/01/2020 (A)	1,562	1,535
Univision Communications, Term Loan, 1st Lien
4.000%, 03/01/2020	4,886	4,807
UPC Finance Partnership
3.250%, 06/30/2021	1,000	986
US Renal Care, Cov-Lite, 1st Lien
0.000%, 11/17/2022 (C)	3,627	3,600
Valeant Pharmaceuticals International, Term Loan B, 1st Lien, Ser C-2
3.750%, 12/11/2019	1,274	1,200
Valeant Pharmaceuticals International, Term Loan B, 1st Lien, Ser D-2
3.500%, 02/13/2019	127	120
Valeant Pharmaceuticals International, Term Loan B, 1st Lien, Ser E-1
3.500%, 06/26/2020	1,592	1,497
Vantiv, LLC, Term Loan B, 1st Lien
3.750%, 06/13/2021	1,208	1,205
Verint Systems, Term Loan B, 1st Lien
3.500%, 09/06/2019	2,524	2,512
Virgin Media, Term Loan, 1st Lien
3.500%, 06/07/2023	4,647	4,573
Warner Music Group, Term Loan
3.750%, 07/01/2020	5,461	5,219
Waste Industries USA, Cov-Lite, 1st Lien
4.250%, 02/20/2020	2,836	2,833
WaveDivision Holdings, Term Loan, 2nd Lien
4.000%, 10/15/2019	9	9
WaveDivision Holdings, Term Loan, Tranche 1
5.500%, 08/09/2019	3,283	3,239
WCA Waste Systems, Term Loan
4.000%, 03/23/2018	2,718	2,691
Weight Watchers International, Term Loan B2, 1st Lien
4.000%, 04/02/2020	6	5

48	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Weight Watchers International, Term Loan, Tranche B-2
4.000%, 04/02/2020	$2,107	$1,638
West, Term Loan B-10
3.250%, 06/30/2018	861	847
Wide Open West, Term Loan, 1st Lien
4.500%, 04/01/2019	4,949	4,814
Wilsonart International Holdings LLC, Term Loan, 1st Lien
4.000%, 10/24/2019	6,414	6,265
XPO Logistics, Cov-Lite, Term Loan, 1st Lien
5.500%, 10/21/2027	3,457	3,442
York Risk Services Holding, Term Loan B
4.750%, 10/01/2021	5,821	5,559
York Risk Services, Cov-Lite, Term Loan 1st Lien
4.750%, 10/01/2021	629	600
Ziggo, Term Loan B1, 1st Lien
3.500%, 01/15/2022	2,022	1,971
Ziggo, Term Loan B2, 1st Lien
3.500%, 01/15/2022	1,303	1,270
Ziggo, Term Loan B3, 1st Lien
3.500%, 01/15/2022	2,143	2,089
Zuffa, Term Loan
4.500%, 02/25/2020	1,800	1,758

Total Loan Participations (Cost $550,755) ($ Thousands)		528,188

ASSET-BACKED SECURITIES — 24.4%

Automotive — 2.9%
Ally Auto Receivables Trust 2014-SN1, Ser 2014-SN1, Cl A4
0.950%, 06/20/2018	850	849
Ally Auto Receivables Trust, Ser 2013-1, Cl A3
0.630%, 05/15/2017	54	54
Ally Auto Receivables Trust, Ser 2013-2, Cl A3
0.790%, 01/15/2018	2,312	2,312
Ally Auto Receivables Trust, Ser 2014-SN1, Cl A3
0.750%, 02/21/2017	375	375
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl A
1.450%, 04/16/2018 (B)	14	14
American Credit Acceptance Receivables Trust, Ser 2014-4, Cl A
1.330%, 07/10/2018 (B)	183	183

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables 2015-4, Ser 2015-4, Cl A2B
1.250%, 04/08/2019 (A)	$3,000	$3,000
AmeriCredit Automobile Receivables Trust 2014-2, Ser 2014-2, Cl A3
0.940%, 02/08/2019	1,000	997
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl B
1.310%, 11/08/2017	220	220
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A3
0.650%, 12/08/2017	45	45
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl C
2.720%, 09/09/2019	1,150	1,161
AmeriCredit Automobile Receivables Trust, Ser 2015-1, Cl A2A
0.770%, 04/09/2018	451	450
AmeriCredit Automobile Receivables Trust, Ser 2015-1, Cl A3
1.260%, 11/08/2019	925	922
AmeriCredit Automobile Receivables Trust, Ser 2015-4
1.260%, 04/08/2019	430	429
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/2022 (B)	136	136
BMW Vehicle Owner Trust, Ser 2013-A, Cl A3
0.670%, 11/27/2017	934	934
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A3
0.790%, 06/20/2017	483	483
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A4
0.970%, 01/22/2018	2,500	2,500
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A3
1.320%, 06/20/2018	3,500	3,500
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A2
1.620%, 03/20/2019	750	746
CarMax Auto Owner Trust 2015-4, Ser 2015-4, Cl A2A
1.090%, 04/15/2019	835	833
CarMax Auto Owner Trust, Ser 2012-3, Cl A3
0.520%, 07/17/2017	10	10

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	49

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/2018	$55	$55
Chesapeake Funding LLC, Ser 2012-1A, Cl A
0.945%, 11/07/2023 (A) (B)	3	3
Chesapeake Funding LLC, Ser 2012-2A, Cl A
0.645%, 05/07/2024 (A) (B)	1,415	1,413
Chesapeake Funding LLC, Ser 2015-1A, Cl A
0.695%, 02/07/2027 (A) (B)	945	943
Chrysler Capital Auto Receivables Trust, Ser 2013-AA, Cl A3
0.910%, 04/16/2018 (B)	565	565
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (B)	227	226
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (B)	129	129
Credit Acceptance Auto Loan Trust, Ser 2013-2A, Cl A
1.500%, 04/15/2021 (B)	411	410
Credit Acceptance Auto Loan Trust, Ser 2014-1A, Cl A
1.550%, 10/15/2021 (B)	690	687
DT Auto Owner Trust, Ser 2015-2A, Cl A
1.240%, 09/17/2018 (B)	812	813
Enterprise Fleet Financing LLC, Ser 2013-1, Cl A2
0.680%, 09/20/2018 (B)	40	40
Enterprise Fleet Financing LLC, Ser 2013-2, Cl A2
1.060%, 03/20/2019 (B)	219	219
Fifth Third Auto Trust, Ser 2013-A, Cl A3
0.880%, 10/16/2017	205	205
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/2018 (B)	12	12
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (B)	11	11
First Investors Auto Owner Trust, Ser 2013-2A, Cl A2
1.230%, 03/15/2019 (B)	79	79
First Investors Auto Owner Trust, Ser 2014-1A, Cl A2
0.800%, 02/15/2018 (B)	31	31
First Investors Auto Owner Trust, Ser 2014-3A, Cl A2
1.060%, 11/15/2018 (B)	589	589

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Flagship Credit Auto Trust, Ser 2014-2, Cl A
1.430%, 12/16/2019 (B)	$1,494	$1,486
Ford Credit Auto Lease Trust 2015-B, Ser 2015-B, Cl B
1.920%, 03/15/2019	465	462
Ford Credit Auto Lease Trust, Ser 2014-A, Cl A4
0.900%, 06/15/2017	650	650
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/2017	175	176
Ford Credit Auto Owner Trust, Ser 2012-B, Cl D
2.930%, 10/15/2018	1,000	1,012
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.577%, 01/15/2018 (A)	195	195
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl B
1.400%, 02/15/2019	135	135
GM Financial Automobile Leasing Trust 2015-3, Ser 2015-3, Cl A2A
1.170%, 06/20/2018	995	992
GM Financial Automobile Leasing Trust, Ser 2015-2, Cl A2A
1.180%, 04/20/2018	1,250	1,252
Harley-Davidson Motorcycle Trust, Ser 2013-1, Cl A3
0.650%, 07/16/2018	94	94
Hertz Fleet Lease Funding, Ser 2013-3, Cl A
0.747%, 12/10/2027 (A) (B)	1,604	1,601
Hertz Fleet Lease Funding, Ser 2014-1, Cl A
0.595%, 04/10/2028 (A) (B)	1,441	1,442
Honda Auto Receivables Owner Trust, Ser 2013-4, Cl A3
0.690%, 09/18/2017	3,141	3,140
Huntington Auto Trust, Ser 2012-2, Cl A3
0.510%, 04/17/2017	4	4
Huntington Auto Trust, Ser 2015-1, Cl A3
1.430%, 09/16/2019	1,000	999
Hyundai Auto Receivables Trust, Ser 2012-C, Cl B
1.060%, 06/15/2018	1,000	998
Hyundai Auto Receivables Trust, Ser 2013-C, Cl A3
1.010%, 02/15/2018	2,707	2,709

50	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

M&T Bank Auto Receivables Trust, Ser 2013-1A, Cl A3
1.060%, 11/15/2017 (B)	$1,773	$1,774
Mercedes Benz Auto Lease Trust, Ser 2015-B, Cl A3
1.340%, 07/16/2018	755	753
Nissan Auto Receivables Owner Trust, Ser 2015-C, Cl A2A
0.870%, 11/15/2018	565	564
Porsche Innovative Lease Owner Trust, Ser 2013-1, Cl A4
0.880%, 10/22/2019 (B)	390	390
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A3
1.330%, 05/15/2019 (B)	766	767
Prestige Auto Receivables Trust, Ser 2014-1A, Cl A2
0.970%, 03/15/2018 (B)	116	116
Prestige Auto Receivables Trust, Ser 2015-1, Cl A2
1.090%, 02/15/2019 (B)	296	296
Santander Drive Auto Receivables Trust 2015-5, Ser 2015-5, Cl A3
1.580%, 09/16/2019	535	533
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl D
3.640%, 05/15/2018	785	797
Santander Drive Auto Receivables Trust, Ser 2014-1, Cl B
1.590%, 10/15/2018	1,000	1,000
SNAAC Auto Receivables Trust, Ser 2014-1A, Cl A
1.030%, 09/17/2018 (B)	103	103
Toyota Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.550%, 01/17/2017	13	13
Volvo Financial Equipment LLC, Ser 2014-1A, Cl A3
0.820%, 04/16/2018 (B)	405	404
Westlake Automobile Receivables Trust, Ser 2014-1A, Cl A2
0.700%, 05/15/2017 (B)	41	41
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl A2
0.970%, 10/16/2017 (B)	225	225
Westlake Automobile Receivables Trust, Ser 2015-1A, Cl A2
1.170%, 03/15/2018 (B)	975	973

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Westlake Automobile Receivables Trust, Ser 2015-2A, Cl A2A
1.280%, 07/16/2018 (B)	$920	$919
Wheels SPV 2 LLC, Ser 2015-1A, Cl A2
1.270%, 04/22/2024 (B)	2,480	2,484
Wheels SPV LLC, Ser 2014-1A, Cl A2
0.840%, 03/20/2023 (B)	4,316	4,314
World Omni Auto Receivables Trust 2015-B, Ser 2015-B, Cl A2A
0.960%, 07/15/2019	840	838
World Omni Auto Receivables Trust, Ser 2012-B, Cl A4
0.810%, 01/15/2019	900	899

		62,133

Credit Cards — 5.0%
American Express Credit Account Master Trust, Ser 2013-1, Cl A
0.617%, 02/16/2021 (A)	310	310
American Express Credit Account Master Trust, Ser 2013-3, Cl A
0.980%, 05/15/2019	305	305
American Express Credit Account Master Trust, Ser 2014-1, Cl A
0.566%, 12/15/2021 (A)	14,685	14,622
American Express Credit Account Master Trust, Ser 2014-2, Cl A
1.260%, 01/15/2020	4,500	4,507
BA Credit Card Trust, Ser 2014-A1, Cl A
0.576%, 06/15/2021 (A)	4,000	3,991
BA Credit Card Trust, Ser 2014-A2, Cl A
0.467%, 09/16/2019 (A)	5,000	4,992
BA Credit Card Trust, Ser 2015-A1, Cl A
0.526%, 06/15/2020 (A)	5,000	4,992
Cabela’s Credit Card Master Note Trust, Ser 2011-4A, Cl A2
0.747%, 10/15/2019 (A) (B)	860	860
Cabela’s Credit Card Master Note Trust, Ser 2012-2A, Cl A2
0.677%, 06/15/2020 (A) (B)	3,500	3,494
Cabela’s Credit Card Master Note Trust, Ser 2013-2A, Cl A2
0.847%, 08/16/2021 (A) (B)	210	210

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	51

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cabela’s Credit Card Master Note Trust, Ser 2014-1, Cl A
0.546%, 03/16/2020 (A)	$2,670	$2,664
Cabela’s Credit Card Master Note Trust, Ser 2014-2, Cl A
0.646%, 07/15/2022 (A)	5,000	4,942
Capital One Multi-Asset Execution Trust, Ser 2007-A5, Cl A5
0.240%, 07/15/2020 (A)	6,000	5,961
Capital One Multi-Asset Execution Trust, Ser 2014-A4, Cl A
0.557%, 06/15/2022	4,000	4,000
Capital One Multi-Asset Execution Trust, Ser 2015-A3, Cl A3
0.596%, 03/15/2023 (A)	4,895	4,834
Chase Issuance Trust, Ser 2007-A2, Cl A2
0.250%, 04/15/2019 (A)	6,000	5,979
Chase Issuance Trust, Ser 2013-A9, Cl A
0.617%, 11/16/2020 (A)	4,850	4,847
Chase Issuance Trust, Ser 2014, Cl A1
1.150%, 01/15/2019	735	736
Chase Issuance Trust, Ser 2014-A5, Cl A5
0.567%, 04/15/2021 (A)	8,520	8,484
Citibank Credit Card Issuance Trust, Ser 2008-A2, Cl A2
1.363%, 01/23/2020 (A)	8,100	8,234
Citibank Credit Card Issuance Trust, Ser 2013-A2, Cl A2
0.492%, 05/26/2020 (A)	6,915	6,889
Discover Card Execution Note Trust, Ser 2014-A1, Cl A1
0.626%, 07/15/2021 (A)	5,000	4,992
Discover Card Master Trust, Ser 2012-A4, Cl A4
0.567%, 11/15/2019 (A)	4,000	3,998
Synchrony Credit Card Master Note Trust, Ser 2014-1, Cl A
1.610%, 11/15/2020	1,000	1,000
World Financial Network Credit Card Master Trust, Ser 2015-C, Cl A
1.260%, 03/15/2021	985	982

		106,825

Industrials — 0.1%
Atrium V, Ser 5A, Cl B
1.060%, 07/20/2020 (A) (B)	3,000	2,903

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mortgage Related Securities — 0.8%
ABFC 2005-OPT1 Trust, Ser 2005-OPT1, Cl M1
0.657%, 07/25/2035 (A)	$4,093	$3,973
Bear Stearns Second Lien Trust 2007-SV1, Ser 2007-SV1A, Cl A2
0.541%, 12/25/2036 (A) (B)	1,859	1,799
BNC Mortgage Loan Trust, Ser 2007-2, Cl A2
0.297%, 05/25/2037 (A)	436	423
Countrywide Asset-Backed Certificates, Ser 2006-S8, Cl A3
5.555%, 04/25/2036 (A)	3,349	3,327
Home Equity Asset Trust 2006-3, Ser 2006-3, Cl M1
0.611%, 07/25/2036 (A)	4,060	3,174
Master Asset Backed Securities Trust 2005-NC2, Ser 2005-NC2, Cl A3
0.447%, 11/25/2035 (A)	5,956	3,973
New Century Home Equity Loan Trust 2005-3, Ser 2005-3, Cl M1
0.677%, 07/25/2035 (A)	519	518
RASC Series 2005-KS6 Trust, Ser 2005-KS6, Cl M3
0.677%, 07/25/2035 (A)	830	827

		18,014

Other Asset-Backed Securities — 15.6%
1776 CLO Ltd., Ser 2006-1A, Cl B
0.794%, 05/08/2020 (A) (B)	5,000	4,852
Aames Mortgage Investment Trust, Ser 2005-4, Cl M1
0.926%, 10/25/2035 (A)	475	475
ABCLO, Ser 2007-1A, Cl B
1.039%, 04/15/2021	1,000	993
ABCLO, Ser 2007-1A, Cl D
4.220%, 04/15/2021 (A) (B)	1,930	1,898
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.877%, 01/25/2035 (A)	119	117
Accredited Mortgage Loan Trust, Ser 2006-2, Cl A4
0.481%, 09/25/2036 (A)	8,100	6,844
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2005-4, Cl M1
0.671%, 10/25/2035 (A)	2,914	2,651

52	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl A2B
1.297%, 09/25/2034 (A)	$345	$341
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
0.941%, 10/25/2034 (A)	505	497
Aimco CLO Series 2006-A, Ser 2006-AA, Cl B
1.033%, 08/20/2020 (A) (B)	3,368	3,241
Aimco CLO Series 2006-A, Ser 2006-AA, Cl C
1.833%, 08/20/2020 (A) (B)	3,000	2,934
Aircraft Lease Securitisation Ltd., Ser 2007-1A, Cl G3
0.453%, 05/10/2032 (A) (B)	795	786
Ally Master Owner Trust, Ser 2013-1, Cl A1
0.647%, 02/15/2018 (A)	225	225
Ally Master Owner Trust, Ser 2014-5, Cl A2
1.600%, 10/15/2019	1,000	1,001
Alterna Funding I LLC, Ser 2014-1A, Cl Note
1.639%, 02/15/2021 (B)	1,086	1,085
Ameriquest Mortgage Securities Asset Backed Pass-Through Certificates, Ser 2005-R11, Cl M1
0.671%, 01/25/2036 (A)	3,310	3,083
Ameriquest Mortgage Securities, Ser 2005-R5, Cl M1
0.651%, 07/25/2035 (A)	1,547	1,544
Ameriquest Mortgage Securities, Ser 2005-R9, Cl AF6
5.330%, 11/25/2035	459	468
Apidos CDO IV, Ser 2006-4A, Cl C
1.073%, 10/27/2018 (A) (B)	1,500	1,479
Apidos CDO IV, Ser 2006-4A, Cl D
1.823%, 10/27/2018 (A) (B)	1,000	992
Apidos CLO XII, Ser 2013-12A, Cl A
1.389%, 04/15/2025 (A) (B)	500	491
Apidos CLO XVII, Ser 2014-17A, Cl A1A
1.789%, 04/17/2026 (A) (B)	995	990
Apidos Quattro CDO, Ser 2006-QA, Cl D
1.767%, 01/20/2019 (A) (B)	1,000	987

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ares XXII CLO, Ser 2007-22A, Cl B
1.271%, 08/15/2019 (A) (B)	$1,375	$1,323
Argent Securities, Ser 2006-W2, Cl A2B
0.411%, 03/25/2036 (A)	1,373	667
ARL First LLC, Ser 2012-1A, Cl A1
1.947%, 12/15/2042 (A) (B)	2,057	2,072
Asset-Backed Funding Certificates, Ser 2004-OPT5, Cl M1
1.346%, 03/25/2034 (A)	226	191
Avalon IV Capital, Ser 2014-1AR, Cl AR
1.459%, 04/17/2023 (A) (B)	672	672
Babson CLO 2007-I, Ser 2007-1A, Cl B1
0.865%, 01/18/2021 (A) (B)	3,000	2,855
Baker Street CLO II, Ser 2006-1A, Cl C
1.051%, 10/15/2019 (A) (B)	3,000	2,858
Battalion Clo 2007-I, Ser 2007-1A, Cl C
1.121%, 07/14/2022 (A) (B)	2,500	2,416
Bear Stearns Asset-Backed Securities I Trust, Ser 2006-EC1, Cl M1
0.607%, 12/25/2035 (A)	2,805	2,761
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD2, Cl 2A1
0.857%, 12/25/2044 (A)	5	5
BlueMountain CLO 2015-1, Ser 2015-1A, Cl A1
1.831%, 04/13/2027 (A) (B)	1,280	1,267
BlueMountain CLO, Ser 2015-4A, Cl A1
1.912%, 11/30/2026 (A) (B)	3,500	3,472
Canaras Summit CLO, Ser 2007-1A, Cl E
4.700%, 06/19/2021 (A) (B)	1,500	1,499
Cannington Funding, Ser 2006-1A, Cl C
1.852%, 11/24/2020 (A) (B)	2,000	1,901
Carlyle High Yield Partners IX, Ser 2006-9A, Cl A1
0.576%, 08/01/2021 (A) (B)	2,914	2,871
Carlyle High Yield Partners VIII, Ser 2006-8A, Cl A1
0.583%, 05/21/2021 (A) (B)	3,086	3,025
Carrington Mortgage Loan Trust, Ser 2005-NC5, Cl A2
0.517%, 10/25/2035 (A)	5	5

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	53

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cent CLO, Ser 2014-20A, Cl A
1.775%, 01/25/2026 (A) (B)	$1,250	$1,232
Cent CLO, Ser 2014-22A, Cl A1
1.791%, 11/07/2026 (A) (B)	3,100	3,070
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2004-2, Cl 1A4
5.323%, 02/26/2035	318	321
CIFC Funding, Ser 2013-1A, Cl A1
1.438%, 04/16/2025 (A) (B)	265	260
CIT Equipment Collateral, Ser 2014-VT1, Cl A2
0.860%, 05/22/2017 (B)	833	833
CNH Wholesale Master Note Trust, Ser 2013-2A, Cl A
0.797%, 08/15/2019 (A) (B)	425	424
Conseco Financial, Ser 1997-2, Cl A6
7.240%, 06/15/2028 (A)	868	888
Conseco Financial, Ser 1997-3, Cl A5
7.140%, 03/15/2028	186	194
Conseco Financial, Ser 1997-3, Cl A6
7.320%, 03/15/2028	62	64
Conseco Financial, Ser 1997-6, Cl A8
7.070%, 01/15/2029	2	2
Conseco Financial, Ser 1997-7, Cl A7
6.960%, 07/15/2028 (A)	196	200
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 3A
0.681%, 09/25/2034 (A)	17	17
CWHEQ Revolving Home Equity Loan Trust Series 2007-G, Ser 2007-GW, Cl A
0.747%, 08/15/2037 (A)	1,895	1,873
Dell Equipment Finance Trust, Ser 2014-1, Cl A2
0.640%, 07/22/2016 (B)	583	582
Dryden Leveraged Loan CDO, Ser 2014-31A, Cl A
1.637%, 04/18/2026 (A) (B)	1,215	1,202
Dryden XI-Leveraged Loan CDO, Ser 2006-11A, Cl B
1.021%, 04/12/2020 (A) (B)	2,000	1,921
Encore Credit Receivables Trust, Ser 2005-3, Cl M3
0.707%, 10/25/2035 (A)	2,600	2,394
Fieldstone Mortgage Investment Trust, Ser 2004-3, Cl M4
2.042%, 08/25/2034 (A)	334	334

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF1, Cl 2A3
0.437%, 01/25/2036 (A)	$532	$525
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF9, Cl M1
0.471%, 06/25/2036 (A)	12,439	685
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFA, Cl A3
0.461%, 09/25/2026 (A)	256	166
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFB, Cl A2
0.481%, 12/25/2026 (A)	80	55
First Franklin Mortgage Loan Trust, Ser 2005-FF3, Cl M4
1.121%, 04/25/2035 (A)	2,188	2,100
First Franklin Mortgage Loan Trust, Ser 2005-FF8, Cl M1
0.687%, 09/25/2035 (A)	4,741	4,617
Foothill CLO, Ser 2007-1A, Cl E
3.829%, 02/22/2021 (A) (B)	1,400	1,378
Franklin CLO V, Ser 2006-5A, Cl A2
0.597%, 06/15/2018 (A) (B)	182	182
Fraser Sullivan CLO II, Ser 2006-2A, Cl B
0.745%, 12/20/2020 (A) (B)	1,500	1,485
Gale Force CLO, Ser 2007-3A, Cl A1
0.555%, 04/19/2021 (A) (B)	1,382	1,358
GE Equipment Small Ticket LLC, Ser 2014-1A, Cl A3
0.950%, 09/25/2017 (B)	615	615
GE Equipment Transportation LLC, Ser 2015-1, Cl A3
1.280%, 02/25/2019	850	847
Gleneagles CLO, Ser 2005-1A, Cl D
2.229%, 11/01/2017 (A) (B)	582	574
GMACM Home Equity Loan Trust, Ser 2007-HE2, Cl A2
6.054%, 12/25/2037 (A)	2,170	2,121
GMACM Home Equity Loan Trust, Ser 2007-HE2, Cl A3
6.193%, 12/25/2037 (A)	808	794
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A2
0.697%, 05/15/2020 (A) (B)	575	573
Golub Capital Management CLO, Ser 2007-A1, Cl B
0.817%, 07/31/2021	708	697

54	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Gramercy Park CLO, Ser 2014-1AR, Cl A1R
1.589%, 07/17/2023 (A) (B)	$750	$747
GreatAmerica Leasing Receivables, Ser 2015-1, Cl A2
1.120%, 06/20/2017 (B)	965	964
Green Tree Agency Advance Funding Trust I Series 2015-T1, Ser 2015-T1, Cl AT1
2.302%, 10/15/2046 (B)	350	349
Greens Creek Funding, Ser 2007-1A, Cl C
2.565%, 04/18/2021 (A) (B)	5,000	4,849
GSAMP Trust, Ser 2006-HE8, Cl A2C
0.367%, 01/25/2037 (A)	4,409	3,572
HarbourView CLO, Ser 2006-6A, Cl A2
0.706%, 12/27/2019 (A) (B)	5,075	4,928
Hilton Grand Vacations Trust, Ser 2014-AA, Cl A
1.770%, 11/25/2026 (B)	3,457	3,422
Home Equity Mortgage Trust, Ser 2006-5, Cl A1
6.000%, 01/25/2037	10,576	5,736
HSBC Home Equity Loan Trust, Ser 2007-2, Cl AS
0.397%, 07/20/2036 (A)	3,337	3,312
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.511%, 11/25/2035 (A)	1,221	1,146
Indymac Residential Asset-Backed Trust, Ser 2005-C, Cl AII3
0.591%, 10/25/2035 (A)	2,180	2,158
ING IM CLO, Ser 2013-1A, Cl A1
1.460%, 04/15/2024 (A) (B)	3,555	3,498
ING IM CLO, Ser 2014-1A, Cl A1
1.787%, 04/18/2026 (A) (B)	970	963
ING IM CLO, Ser 2014-1RA, Cl A1R
1.536%, 03/14/2022 (A) (B)	768	766
ING IM CLO, Ser 2014-1RA, Cl A2R
2.186%, 03/14/2022 (A) (B)	600	600
ING Investment Management CLO II, Ser 2006-2A, Cl A2
0.669%, 08/01/2020 (A) (B)	1,500	1,480
ING Investment Management CLO II, Ser 2006-2A, Cl C
1.029%, 08/01/2020 (A) (B)	3,000	2,899
Irwin Home Equity Loan Trust, Ser 2006-1, Cl 2A3
5.770%, 09/25/2035 (B)	3,567	3,603

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2005-FLD1, Cl M2
0.932%, 07/25/2035 (A)	$25	$25
JPMorgan Mortgage Acquisition, Ser 2007-CH1, Cl AV4
0.327%, 11/25/2036 (A)	82	82
Kubota Credit Owner Trust, Ser 2014-1A, Cl A2
0.580%, 02/15/2017 (B)	73	73
Kubota Credit Owner Trust, Ser 2015-1A, Cl A2
0.940%, 12/15/2017 (B)	586	585
KVK CLO, Ser 2012-1A, Cl A
1.690%, 07/15/2023 (A) (B)	2,205	2,198
LCM IX, Ser 2011-9A, Cl C
3.171%, 07/14/2022 (A) (B)	500	501
LCM V, Ser 2007-5A, Cl E
3.745%, 03/21/2019 (A) (B)	2,000	1,984
LCM VI, Ser 2007-6A, Cl B
0.775%, 05/28/2019 (A) (B)	5,000	5,000
LCM VI, Ser 2007-6A, Cl D
2.575%, 05/28/2019 (A) (B)	500	500
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A3
4.350%, 04/15/2040	1,085	1,113
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	181	189
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A6
6.467%, 04/15/2040 (A)	302	321
Limerock CLO I, Ser 2007-1A, Cl B
0.950%, 04/24/2023 (A) (B)	3,000	2,808
Limerock CLO II, Ser 2014-2A, Cl A
1.787%, 04/18/2026 (A) (B)	850	843
Magnetite CLO IX, Ser 2014-9A, Cl A1
1.740%, 07/25/2026 (A) (B)	940	931
Master Asset-Backed Securities Trust, Ser 2005-AB1, Cl A3B
5.230%, 11/25/2035	2,444	2,458
Master Asset-Backed Securities Trust, Ser 2005-HE1, Cl M2
0.896%, 05/25/2035 (A)	245	243
Master Asset-Backed Securities Trust, Ser 2006-HE5, Cl A3
0.381%, 11/25/2036 (A)	801	500

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	55

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Master Asset-Backed Securities Trust, Ser 2006-HE5, Cl A4
0.441%, 11/25/2036 (A)	$64	$40
Master Asset-Backed Securities Trust, Ser 2006-NC3, Cl A3
0.297%, 10/25/2036 (A)	3,297	1,912
Master Asset-Backed Securities Trust, Ser 2006-NC3, Cl A5
0.431%, 10/25/2036 (A)	1,965	1,159
Merrill Lynch CLO, Ser 2007-1A, Cl E
4.570%, 04/14/2021 (A) (B)	1,421	1,413
Merrill Lynch Mortgage Investors Trust, Ser 2006-FF1, Cl A2C
0.421%, 08/25/2036 (A)	63	63
Michigan Finance Authority, Ser 2015-1, Cl A1
0.982%, 04/29/2030 (A)	5,467	5,437
Mid-State Trust, Ser 2004-1, Cl M1
6.497%, 08/15/2037	1,251	1,337
MMAF Equipment Finance LLC, Ser 2014-AA, Cl A3
0.870%, 01/08/2019 (B)	1,010	1,004
MMAF Equipment Finance LLC, Ser 2015-AA, Cl A2
0.960%, 09/18/2017 (B)	395	395
Morgan Stanley ABS Capital I Trust 2005-WMC2, Ser 2005-WMC2, Cl M2
0.842%, 02/25/2035 (A)	1,665	1,633
Morgan Stanley ABS Capital I, Ser 2005-HE6, Cl A2C
0.517%, 11/25/2035 (A)	2,766	2,726
Morgan Stanley ABS Capital I, Ser 2005-NC2, Cl M2
0.851%, 03/25/2035 (A)	3,532	3,507
Morgan Stanley ABS Capital I, Ser 2006-HE8, Cl A2B
0.321%, 10/25/2036 (A)	2,954	1,723
Morgan Stanley Dean Witter Capital I, Ser 2002-AM3, Cl M1
1.646%, 02/25/2033 (A)	35	32
Morgan Stanley Dean Witter Capital I, Ser 2003-NC4, Cl M2
3.221%, 04/25/2033 (A)	25	24
MVW Owner Trust, Ser 2014-1A, Cl A
2.250%, 09/22/2031 (B)	4,726	4,709
MVW Owner Trust, Ser 2015-1A, Cl A
2.520%, 12/20/2032 (B)	7,974	7,986

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nantucket CLO, Ser 2006-1A, Cl C
1.082%, 11/24/2020 (A) (B)	$3,000	$2,902
Nantucket CLO, Ser 2006-1A, Cl E
4.130%, 11/24/2020 (A) (B)	1,500	1,466
Nationstar Home Equity Loan Trust, Ser 2006-B, Cl AV4
0.501%, 09/25/2036 (A)	5,952	5,536
Navient Student Loan Trust, Ser 2014-1, Cl A2
0.507%, 03/27/2023 (A)	3,000	2,962
Neuberger Berman CLO, Ser 2014-16A, Cl A1
1.759%, 04/15/2026 (A) (B)	625	619
New Century Home Equity Loan Trust, Ser 2005-C, Cl A2C
0.471%, 12/25/2035 (A)	4,213	4,087
NewMark Capital Funding CLO, Ser 2013-1A, Cl A2
1.449%, 06/02/2025 (A) (B)	3,553	3,476
NOB Hill CLO, Ser 2006-1A, Cl C
1.162%, 08/15/2018 (A) (B)	3,600	3,547
NRZ Advance Receivables Trust Advance Receivables Backed 2015-T3, Ser 2015-T3, Cl AT3
2.540%, 11/15/2046 (B)	750	750
NYCTL Trust, Ser 2014-A, Cl A
1.030%, 11/10/2027 (B)	321	319
NYCTL Trust, Ser 2015-A, Cl A
1.340%, 11/10/2028 (B)	597	595
Oak Hill Credit Partners V, Ser 2007-5A, Cl B
2.717%, 04/16/2021 (A) (B)	2,000	2,003
Octagon Investment Partners XI, Ser 2007-1A, Cl C
2.393%, 08/25/2021 (A) (B)	3,000	2,834
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
1.409%, 07/17/2025 (A) (B)	300	292
Octagon Investment Partners XX, Ser 2014-1A, Cl A
1.754%, 08/12/2026 (A) (B)	3,230	3,199
Ocwen Master Advance Receivables Trust
2.537%, 09/17/2046	380	380
2.532%, 11/15/2046	310	310
OHA Credit Partners VIII, Ser 2013-8A, Cl A
1.407%, 04/20/2025 (A) (B)	200	196
One Wall Street CLO II, Ser 2007-2A, Cl D
1.770%, 04/22/2019 (A) (B)	5,200	5,114

56	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
0.697%, 02/25/2035 (A)	$277	$273
Option One Mortgage Loan Trust, Ser 2005-5, Cl A3
0.431%, 12/25/2035 (A)	816	810
Option One Mortgage Loan Trust, Ser 2006-3, Cl 2A2
0.321%, 02/25/2037 (A)	566	336
Origen Manufactured Housing Contract Trust, Ser 2005-B, Cl A4
5.910%, 01/15/2037	635	661
Origen Manufactured Housing Contract Trust, Ser 2005-B, Cl M1
5.990%, 01/15/2037	72	76
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WHQ1, Cl M5
1.346%, 03/25/2035 (A)	4,242	3,585
Popular ABS Mortgage Pass-Through Trust, Ser 2005-3, Cl AF4
4.776%, 07/25/2035 (A)	70	70
Popular ABS Mortgage Pass-Through Trust, Ser 2005-B, Cl M1
0.701%, 08/25/2035 (A)	74	74
Prospect Park CDO, Ser 2006-1A, Cl B
0.991%, 07/15/2020 (A) (B)	5,000	4,848
Race Point VI CLO, Ser 2014-6RA, Cl BR
2.413%, 05/24/2023 (A) (B)	725	725
RAMP Series 2004-RS6 Trust, Ser 2004-RS6, Cl MII1
1.124%, 06/25/2034 (A)	2,591	2,450
Residential Asset Securities, Ser 2005-KS12, Cl A3
0.541%, 01/25/2036 (A)	1,673	1,655
SACO I, Ser 2005-9, Cl A1
0.721%, 12/25/2035 (A)	1,025	971
SACO I, Ser 2005-WM3, Cl A1
0.741%, 09/25/2035 (A)	667	616
Saturn CLO, Ser 2007-1A, Cl C
2.259%, 05/13/2022 (A) (B)	1,300	1,264
Saxon Asset Securities Trust, Ser 2003-3, Cl AF6
5.020%, 12/25/2033	214	216
Securitized Asset-Backed Receivables LLC, Ser 2006-NC3, Cl A2B
0.371%, 09/25/2036 (A)	4,281	2,116

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Securitized Asset-Backed Receivables LLC, Ser 2007-BR5, Cl A2A
0.351%, 05/25/2037 (A)	$1,069	$720
Securitized Asset-Backed Receivables LLC, Ser 2007-NC1, Cl A2B
0.371%, 12/25/2036 (A)	2,491	1,397
Sierra Timeshare Receivables Funding LLC, Ser 2013-3A, Cl A
2.200%, 10/20/2030 (B)	1,187	1,191
Sierra Timeshare Receivables Funding LLC, Ser 2014-1A, Cl A
2.070%, 03/20/2030 (B)	1,986	1,974
Sierra Timeshare Receivables Funding LLC, Ser 2014-2A, Cl A
2.050%, 06/20/2031 (B)	1,432	1,427
Sierra Timeshare Receivables Funding LLC, Ser 2014-3A, Cl A
2.300%, 10/20/2031 (B)	1,115	1,116
Sierra Timeshare Receivables Funding LLC, Ser 2015-1A, Cl A
2.400%, 03/22/2032 (B)	3,326	3,307
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.047%, 12/16/2024 (A) (B)	18	18
SLM Student Loan Trust, Ser 2013-3, Cl A2
0.521%, 05/26/2020 (A)	4,045	4,022
SLM Student Loan Trust, Ser 2013-6, Cl A2
0.721%, 02/25/2021 (A)	4,000	3,986
SLM Student Loan Trust, Ser 2014-1, Cl A1
0.501%, 05/28/2019 (A)	483	482
SLM Student Loan Trust, Ser 2014-1, Cl A2
0.601%, 07/26/2021 (A)	2,000	1,989
SLM Student Loan Trust, Ser 2014-2, Cl A1
0.471%, 07/25/2019 (A)	781	779
Soundview Home Equity Loan Trust, Ser 2005-4, Cl M2
0.691%, 03/25/2036 (A)	3,458	2,945
Soundview Home Equity Loan Trust, Ser 2005-OPT3, Cl A4
0.521%, 11/25/2035 (A)	97	97
Soundview Home Equity Loan Trust, Ser 2006-EQ1, Cl A3
0.381%, 10/25/2036 (A)	1,708	1,520

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	57

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Specialty Underwriting & Residential Finance Trust, Ser 2005-AB1, Cl M1
0.866%, 03/25/2036 (A)	$2,394	$2,354
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022 (B)	725	724
Stoney Lane Funding I, Ser 2007-1A, Cl A1
0.555%, 04/18/2022 (A) (B)	1,048	1,027
Structured Asset Investment Loan Trust, Ser 2006-2, Cl A3
0.401%, 04/25/2036 (A)	1,982	1,768
Structured Asset Securities Mortgage Loan Trust 2007-BC4, Ser 2008-BC4, Cl A3
0.447%, 11/25/2037 (A)	989	985
Structured Asset Securities, Ser 2006-GEL3, Cl A2
0.427%, 07/25/2036 (A) (B)	808	804
Structured Asset Securities, Ser 2006-WF1, Cl A1
0.347%, 02/25/2036 (A)	182	180
Structured Asset Securities, Ser 2006-WF3, Cl A4
0.531%, 09/25/2036 (A)	1,820	1,698
Structured Asset Securities, Ser 2007-BC1, Cl A4
0.351%, 02/25/2037 (A)	5,370	4,721
Symphony CLO III, Ser 2007-3A, Cl C
0.980%, 05/15/2019 (A) (B)	2,500	2,391
Symphony CLO IV, Ser 2007-4A, Cl B
0.915%, 07/18/2021 (A) (B)	2,250	2,189
Symphony CLO V, Ser 2007-5A, Cl A1
1.070%, 01/15/2024 (A) (B)	1,688	1,645
Telos CLO, Ser 2007-2A, Cl D
2.489%, 04/15/2022 (A) (B)	3,000	2,898
Tralee CDO, Ser 2007-1A, Cl B
1.017%, 04/16/2022 (A) (B)	4,800	4,545
Trimaran CLO VII, Ser 2007-1A, Cl A2L
0.707%, 06/15/2021 (A) (B)	5,500	5,291
Venture CLO Ltd., Ser 2005-1A, Cl C
2.129%, 11/22/2018 (A) (B)	1,000	991
Venture CLO Ltd., Ser 2007-8A, Cl B
0.740%, 07/22/2021 (A) (B)	5,000	4,682
Volvo Financial Equipment LLC, Ser 2013-1A, Cl A3
0.740%, 03/15/2017 (B)	71	71

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Volvo Financial Equipment LLC, Ser 2015-1A, Cl A2
0.950%, 11/15/2017 (B)	$1,205	$1,205
Voya CLO III, Ser 2006-3A, Cl C
1.767%, 12/13/2020 (A) (B)	2,000	1,941
Westgate Resorts 2015-2 LLC, Ser 2015-2A, Cl B
4.000%, 03/20/2019 (B)	700	699
Westgate Resorts LLC, Ser 2015-1A, Cl A
2.750%, 05/20/2027 (B)	2,320	2,320

		336,295

Total Asset-Backed Securities (Cost $523,718) ($ Thousands)		526,170

CORPORATE OBLIGATIONS — 8.4%

Consumer Discretionary — 1.5%
AutoZone
1.300%, 01/13/2017	950	950
CCO Holdings LLC
5.250%, 09/30/2022	2,750	2,764
5.125%, 02/15/2023	700	696
Cedar Fair
5.250%, 03/15/2021	1,000	1,025
CSC Holdings LLC
8.625%, 02/15/2019	1,090	1,172
Daimler Finance North America LLC
0.749%, 03/02/2018 (A) (B)	1,000	989
Family Tree Escrow LLC
5.750%, 03/01/2023 (B)	1,015	1,053
Ford Motor Credit LLC
1.724%, 12/06/2017	500	495
1.259%, 01/09/2018 (A)	750	743
1.166%, 03/12/2019 (A)	500	489
General Motors Financial
2.400%, 04/10/2018	1,000	996
Hyundai Capital America
1.875%, 08/09/2016 (B)	200	200
NBCUniversal Enterprise
1.006%, 04/15/2018 (A) (B)	400	401
Seminole Hard Rock Entertainment
5.875%, 05/15/2021 (B)	1,315	1,302
Sinclair Television Group
5.625%, 08/01/2024 (B)	2,600	2,542
5.375%, 04/01/2021	1,000	1,005
Sirius XM Radio
5.875%, 10/01/2020 (B)	4,000	4,180
5.375%, 04/15/2025 (B)	385	381
4.625%, 05/15/2023 (B)	800	774
4.250%, 05/15/2020 (B)	1,000	1,005

58	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Six Flags Entertainment
5.250%, 01/15/2021 (B)	$2,000	$2,047
Time Warner Cable
5.850%, 05/01/2017	350	367
Tribune Media
5.875%, 07/15/2022 (B)	2,400	2,400
Whirlpool
1.350%, 03/01/2017	575	573
William Carter
5.250%, 08/15/2021	2,615	2,687

		31,236

Consumer Staples — 0.5%
BAT International Finance
0.847%, 06/15/2018 (A) (B)	800	799
Bayer US Finance LLC
0.607%, 10/06/2017 (A) (B)	700	698
CVS Health
1.900%, 07/20/2018	500	503
Elizabeth Arden
7.375%, 03/15/2021	903	619
ERAC USA Finance LLC
1.400%, 04/15/2016 (B)	300	300
JM Smucker
1.750%, 03/15/2018	265	264
Mondelez International
0.849%, 02/01/2019 (A)	1,000	977
President and Fellows of Harvard College
6.300%, 10/01/2037	595	606
Reynolds American
2.300%, 06/12/2018	890	901
SABMiller Holdings
1.019%, 08/01/2018 (A) (B)	600	594
Spectrum Brands
5.750%, 07/15/2025 (B)	765	789
Sutter Health
1.090%, 08/15/2053	525	524
Valeant Pharmaceuticals International
5.625%, 12/01/2021 (B)	2,900	2,530

		10,104

Energy — 1.1%
Atwood Oceanics
6.500%, 02/01/2020	1,700	1,284
Blue Racer Midstream LLC
6.125%, 11/15/2022 (B)	917	816
BP Capital Markets
0.956%, 09/26/2018 (A)	850	847
0.851%, 05/10/2018 (A)	400	397
0.784%, 02/13/2018 (A)	600	597
Canadian Natural Resources
5.700%, 05/15/2017	150	157

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ConocoPhillips
1.500%, 05/15/2018	$525	$522
Enbridge
0.779%, 06/02/2017 (A)	900	882
Energy Transfer Partners
2.500%, 06/15/2018	525	513
Genesis Energy
6.750%, 08/01/2022	2,654	2,468
6.000%, 05/15/2023	795	697
Gibson Energy
6.750%, 07/15/2021 (B)	948	917
Halcon Resources
8.625%, 02/01/2020 (B)	1,360	1,071
Hess
1.300%, 06/15/2017	510	503
Kinder Morgan
2.000%, 12/01/2017	345	335
Regency Energy Partners
5.000%, 10/01/2022	2,500	2,391
Sabine Pass Liquefaction LLC
6.250%, 03/15/2022	3,000	2,899
5.625%, 02/01/2021	1,300	1,258
Targa Resources Partners
6.750%, 03/15/2024 (B)	4,400	4,180
Total Capital International
0.911%, 08/10/2018 (A)	400	400
TransCanada PipeLines
1.110%, 01/12/2018 (A)	1,100	1,098
0.750%, 01/15/2016	250	250

		24,482

Financials — 2.4%
ABN AMRO Bank
4.250%, 02/02/2017 (B)	565	583
American Honda Finance MTN
1.500%, 03/13/2018	600	599
Australia & New Zealand Banking Group
0.922%, 05/15/2018 (A)	250	249
Bank of America
1.700%, 08/25/2017	800	801
1.361%, 01/15/2019 (A)	700	704
0.782%, 06/05/2017 (A)	500	499
Bank of Montreal MTN
0.919%, 04/09/2018 (A)	350	350
Bank of New York Mellon MTN
0.772%, 03/06/2018 (A)	325	324
Bank of Tokyo-Mitsubishi UFJ
0.882%, 03/05/2018 (A) (B)	900	895
0.642%, 09/08/2017 (A) (B)	500	496
Barclays Bank MTN
6.050%, 12/04/2017 (B)	575	616
Boart Longyear Management
10.000%, 10/01/2018 (B)	2,417	1,764

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	59

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Branch Banking & Trust
1.350%, 10/01/2017	$450	$450
Capital One
1.014%, 02/05/2018 (A)	750	747
Capital One Bank USA
1.300%, 06/05/2017	850	843
1.150%, 11/21/2016	500	500
Citigroup
1.550%, 08/14/2017	500	499
1.088%, 04/08/2019 (A)	650	645
1.013%, 04/27/2018 (A)	450	449
Citizens Bank MTN
1.600%, 12/04/2017	1,000	990
Commonwealth Bank of Australia MTN
0.736%, 03/12/2018 (A) (B)	850	845
Credit Agricole MTN
1.302%, 06/10/2020 (A) (B)	1,000	998
Credit Suisse NY
1.700%, 04/27/2018	850	849
Daimler Finance North America LLC
1.650%, 05/18/2018 (B)	300	297
1.375%, 08/01/2017 (B)	625	620
Deutsche Bank
1.039%, 02/13/2018 (A)	650	646
Equinix
5.750%, 01/01/2025‡	3,535	3,579
Fifth Third Bank
1.150%, 11/18/2016	750	750
General Electric Capital MTN
1.035%, 04/02/2018 (A)	275	277
Goldman Sachs Group MTN
1.522%, 04/30/2018 (A)	180	182
1.476%, 04/23/2020 (A)	725	731
1.462%, 11/15/2018 (A)	750	753
Hartford Financial Services Group
5.375%, 03/15/2017	1,000	1,047
HSBC Bank
1.002%, 05/15/2018 (A) (B)	200	199
HSBC USA
1.207%, 09/24/2018 (A)	300	301
Huntington National Bank
1.700%, 02/26/2018	800	794
Hutchison Whampoa International
1.625%, 10/31/2017 (B)	600	598
Hyundai Capital America MTN
2.000%, 03/19/2018 (B)	375	372
ING Bank
1.800%, 03/16/2018 (B)	390	389
1.015%, 10/01/2019 (A) (B)	500	496

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Intesa Sanpaolo MTN
3.125%, 01/15/2016	$200	$201
Jackson National Life Global Funding
1.875%, 10/15/2018 (B)	600	599
JPMorgan Chase
1.271%, 01/23/2020 (A)	500	502
1.195%, 01/25/2018 (A)	200	201
0.953%, 01/28/2019 (A)	700	694
JPMorgan Chase Capital XXI
1.279%, 02/02/2037 (A)	250	196
Lloyds Bank
0.856%, 03/16/2018 (A)	1,250	1,245
Macquarie Group
1.329%, 01/31/2017 (A) (B)	650	651
Manufacturers & Traders Trust
1.400%, 07/25/2017	700	698
Metropolitan Life Global Funding I
1.500%, 01/10/2018 (B)	260	259
Mizuho Bank
0.966%, 03/26/2018 (A) (B)	800	797
Morgan Stanley
5.950%, 12/28/2017	245	265
1.170%, 01/24/2019 (A)	650	648
MSCI
5.750%, 08/15/2025 (B)	1,564	1,623
5.250%, 11/15/2024 (B)	955	983
Nissan Motor Acceptance MTN
1.500%, 03/02/2018 (B)	550	547
PNC Bank MTN
1.850%, 07/20/2018	500	502
0.744%, 06/01/2018 (A)	850	846
Prudential Financial MTN
1.142%, 08/15/2018 (A)	700	702
Reinsurance Group of America
5.625%, 03/15/2017	200	209
RHP Hotel Properties
5.000%, 04/15/2021‡	435	443
5.000%, 04/15/2023‡	1,035	1,045
Santander Bank
1.251%, 01/12/2018 (A)	1,250	1,240
Societe Generale MTN
1.406%, 10/01/2018 (A)	500	504
Standard Chartered MTN
0.955%, 04/17/2018 (A) (B)	1,000	994
Sumitomo Mitsui Banking
0.897%, 01/16/2018 (A)	500	498
SunTrust Bank
0.802%, 02/15/2017 (A)	750	748
Synchrony Financial
1.875%, 08/15/2017	455	454
1.564%, 02/03/2020 (A)	1,000	986

60	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Toronto-Dominion Bank MTN
0.636%, 03/13/2018 (A)	$700	$696
UBS MTN
5.875%, 12/20/2017	250	270
1.174%, 06/01/2020 (A)	1,000	998
Unitrin
6.000%, 05/15/2017	110	115
Ventas Realty
1.550%, 09/26/2016‡	400	401
1.250%, 04/17/2017‡	170	169
Volkswagen Group of America Finance LLC
1.250%, 05/23/2017 (B)	500	483
0.848%, 05/22/2018 (A) (B)	500	474
WEA Finance LLC
1.750%, 09/15/2017 (B)	350	348
Wells Fargo MTN
1.002%, 01/30/2020 (A)	1,000	994
Westpac Banking
0.925%, 01/17/2019 (A)	550	547

		52,501

Health Care — 0.8%
AbbVie
1.800%, 05/14/2018	650	650
Actavis Funding SCS
1.416%, 03/12/2018 (A)	4,100	4,113
1.300%, 06/15/2017	800	794
Amgen
2.125%, 05/15/2017	800	808
Baxalta
1.099%, 06/22/2018 (A) (B)	850	848
Becton Dickinson
1.800%, 12/15/2017	1,000	1,002
Celgene
2.125%, 08/15/2018	400	401
DaVita HealthCare Partners
5.000%, 05/01/2025	2,325	2,232
ExamWorks Group
5.625%, 04/15/2023	785	781
LifePoint Health
5.500%, 12/01/2021	1,225	1,225
Mallinckrodt International Finance
5.625%, 10/15/2023 (B)	1,150	992
4.875%, 04/15/2020 (B)	557	504
McKesson
1.292%, 03/10/2017	535	534
Medtronic
1.500%, 03/15/2018	425	426
Mylan
1.350%, 11/29/2016	650	646

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Providence Health & Services Obligated Group
1.126%, 10/01/2016 (A)	$650	$652
Thermo Fisher Scientific
1.300%, 02/01/2017	225	224
Zimmer Holdings
1.450%, 04/01/2017	950	946

		17,778

Industrials — 0.7%
Air Lease
4.500%, 01/15/2016	600	602
2.125%, 01/15/2018	310	305
Clean Harbors
5.250%, 08/01/2020	900	912
GATX
1.250%, 03/04/2017	345	342
General Electric Capital MTN
0.939%, 01/09/2020 (A)	1,000	1,002
0.831%, 01/14/2019 (A)	400	399
International Lease Finance
6.750%, 09/01/2016 (B)	650	674
Nielsen Finance LLC
5.000%, 04/15/2022 (B)	5,600	5,565
Norbord
5.375%, 12/01/2020 (B)	3,409	3,435
Pentair Finance
1.350%, 12/01/2015	80	80
Precision Castparts
0.700%, 12/20/2015	80	80
Sensata Technologies
5.000%, 10/01/2025 (B)	1,586	1,499

		14,895

Information Technology — 0.5%
Audatex North America
6.125%, 11/01/2023 (B)	3,300	3,325
6.000%, 06/15/2021 (B)	1,600	1,614
Bankrate
6.125%, 08/15/2018 (B)	3,145	3,161
Fidelity National Information Services
2.850%, 10/15/2018	400	404
1.450%, 06/05/2017	295	292
Hewlett Packard Enterprise
2.450%, 10/05/2017 (B)	850	852
Hughes Satellite Systems
6.500%, 06/15/2019	224	243
Western Union
2.375%, 12/10/2015	30	30

		9,921

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	61

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Materials — 0.2%
Ball
5.250%, 07/01/2025	$1,054	$1,062
Glencore Funding LLC
1.567%, 05/27/2016 (A) (B)	400	391
Owens-Brockway Glass Container
6.375%, 08/15/2025 (B)	1,195	1,244
5.875%, 08/15/2023 (B)	920	957
Rio Tinto Finance USA
1.174%, 06/17/2016 (A)	400	400

		4,054

Telecommunication Services — 0.5%
AT&T
1.257%, 06/30/2020 (A)	750	749
British Telecommunications
1.250%, 02/14/2017	415	414
CCO Safari II LLC
4.908%, 07/23/2025 (B)	500	508
CommScope
5.000%, 06/15/2021 (B)	1,000	967
Level 3 Financing
5.125%, 05/01/2023 (B)	1,900	1,886
SoftBank
4.500%, 04/15/2020 (B)	1,751	1,747
Thomson Reuters
1.650%, 09/29/2017	395	394
1.300%, 02/23/2017	400	398
Verizon Communications
2.086%, 09/14/2018 (A)	435	447
1.867%, 09/15/2016 (A)	3,000	3,025

		10,535

Utilities — 0.2%
Dominion Gas Holdings LLC
1.050%, 11/01/2016	750	750
Eversource Energy
1.600%, 01/15/2018	290	287
Exelon
1.550%, 06/09/2017	270	269
RJS Power Holdings LLC
4.625%, 07/15/2019 (B)	3,005	2,712
Southern
1.300%, 08/15/2017	545	541
WEC Energy Group
1.650%, 06/15/2018	700	698

		5,257

Total Corporate Obligations (Cost $184,234) ($ Thousands)		180,763

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
FHLB
0.500%, 09/28/2016	$1,620	$1,617
FHLMC
2.000%, 08/25/2016	1,965	1,985
FNMA
1.250%, 09/28/2016	1,500	1,507

Total U.S. Government Agency Obligations (Cost $5,115) ($ Thousands)		5,109

MUNICIPAL BONDS — 0.2%
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
1.298%, 07/01/2016	345	346
Illinois State, Ser B, GO
1.780%, 04/01/2016	1,000	1,001
New Jersey State, Economic Development Authority, Ser 00, RB
1.059%, 03/01/2016	285	284
New Jersey State, Economic Development Authority, Ser Q, RB
1.096%, 06/15/2016	1,100	1,099
New Jersey State, Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/2016 (A)	75	75
North Carolina Eastern Municipal Power Agency, RB
1.561%, 07/01/2017	655	655
University of California, Ser Y-1, RB Callable 01/01/17 @ 100
0.693%, 07/01/2041 (A)	755	755

Total Municipal Bonds (Cost $4,217) ($ Thousands)		4,215

PREFERRED STOCK — 0.2%
Ally Financial, 7.000% (B)	1,500	1,510
Public Storage, 5.900%‡	75,000	1,936

Total Preferred Stock (Cost $3,223) ($ Thousands)		3,446

CASH EQUIVALENT — 8.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%**†	173,183,514	173,184

Total Cash Equivalent (Cost $173,184) ($ Thousands)		173,184

62	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT — 0.3%
BNP Paribas 0.140%, dated 11/30/15, to be repurchased on 12/01/15, repurchase price $5,900,023 (collateralized by U.S. government obligations, 3.000% - 6.500%, 08/01/2017 - 06/15/2045, par value ranging from $2,238 - $4,558,699; total market value $6,018,001)	$5,900	$5,900

Total Repurchase Agreement (Cost $5,900) ($ Thousands)		5,900

Total Investments — 101.8% (Cost $2,221,274) ($ Thousands)		$2,195,907

A list of the open futures contracts held by the Fund at November 30, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(20)	Mar-2016	$(4)
U.S. 2-Year Treasury Note	(147)	Apr-2016	(1)
U.S. 5-Year Treasury Note	1	Apr-2016	—
U.S. Long Treasury Bond	(1)	Mar-2016	(1)

			$(6)

For the period ended November 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,157,530 ($ Thousands).

‡	Real Estate Investment Trust.

**	The rate reported is the 7-day effective yield as of November 30, 2015.

†	Investment in Affiliated Security (see Note 6).

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2015.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Unsettled bank loan. Interest rate not available.

(D)	Security in default on interest payments

ABS — Asset-Based Security

AMBAC — American Municipal Bond Assurance Corporation

ARM — Adjustable Rate Mortgage

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a list of the level of inputs used as of November 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Mortgage-Backed Securities	$—	$768,932	$—	$768,932
Loan Participations	—	528,188	—	528,188
Asset-Backed Securities	—	523,236	2,934	526,170
Corporate Obligations	—	180,763	—	180,763
U.S. Government Agency Obligations	—	5,109	—	5,109
Municipal Bonds	—	4,215	—	4,215
Preferred Stock	3,446	—	—	3,446
Cash Equivalent	173,184	—	—	173,184
Repurchase Agreement	—	5,900	—	5,900

Total Investments in Securities	$176,630	$2,016,343	$2,934	$2,195,907

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(6)	$—	$—	$(6)

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended November 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	63

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 31.7%

Agency Mortgage-Backed Obligations — 25.6%
FHLMC
11.000%, 02/17/2021	$69	$73
10.000%, 03/17/2026 to 10/01/2030	790	863
8.000%, 06/01/2030	2	2
7.500%, 08/01/2030 to 09/01/2038	936	1,116
7.000%, 05/01/2024 to 03/01/2039	373	426
6.500%, 06/01/2017 to 09/01/2039	3,180	3,613
6.000%, 04/01/2017 to 08/01/2038	3,686	4,077
5.500%, 09/01/2023 to 12/01/2038	4,828	5,474
5.000%, 04/01/2020 to 07/01/2044	7,950	8,672
4.500%, 08/01/2020 to 03/01/2044	27,776	30,132
4.000%, 10/01/2025 to 12/01/2045	73,634	78,619
3.500%, 12/01/2028 to 10/01/2045	78,024	81,335
3.000%, 08/01/2030 to 08/01/2045	14,450	14,629
2.500%, 09/01/2030	10,912	11,067
2.352%, 10/01/2036 (A)	723	759
FHLMC ARM
5.700%, 09/01/2036 (A)	489	522
3.416%, 07/01/2036 (A)	175	182
3.002%, 09/01/2045 (A)	573	589
2.963%, 08/01/2036 (A)	369	389
2.949%, 03/01/2037 (A)	149	159
2.942%, 05/01/2036 (A)	208	222

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.940%, 08/01/2036 (A)	$789	$835
2.892%, 08/01/2044 (A)	879	904
2.881%, 01/01/2044 (A)	1,276	1,311
2.878%, 09/01/2045 (A)	1,492	1,542
2.830%, 10/01/2045 (A)	1,390	1,424
2.820%, 05/01/2037 (A)	1,103	1,179
2.790%, 10/01/2045 (A)	1,387	1,419
2.760%, 10/01/2045 (A)	1,060	1,083
2.755%, 12/01/2045 (A)	1,522	1,555
2.753%, 09/01/2045 (A)	666	681
2.745%, 05/01/2045 (A)	—	—
2.729%, 08/01/2045 (A)	936	957
2.727%, 03/01/2037 (A)	335	354
2.695%, 04/01/2037 (A)	453	482
2.694%, 08/01/2045 (A)	1,034	1,055
2.685%, 12/01/2045 (A)	407	415
2.648%, 10/01/2045 (A)	1,806	1,840
2.647%, 05/01/2037 (A)	421	450
2.628%, 11/01/2036 (A)	101	107
2.626%, 12/01/2042 (A)	1,576	1,604
2.607%, 07/01/2045 (A)	—	—
2.605%, 05/01/2037 to 10/01/2037 (A)	732	783
2.590%, 04/01/2037 (A)	86	92
2.576%, 11/01/2037 (A)	140	148
2.559%, 12/01/2036 (A)	251	268
2.542%, 05/01/2036 (A)	269	285
2.535%, 05/01/2037 (A)	129	138
2.518%, 02/01/2037 (A)	121	130
2.508%, 05/01/2038 (A)	363	387
2.500%, 07/01/2036 (A)	366	388
2.496%, 12/01/2036 (A)	441	468
2.495%, 10/01/2036 (A)	611	654
2.492%, 02/01/2037 (A)	615	654
2.491%, 05/01/2036 to 04/01/2037 (A)	205	218
2.479%, 11/01/2036 (A)	172	182
2.455%, 10/01/2036 (A)	799	853
2.390%, 11/01/2036 to 05/01/2037 (A)	524	559
2.375%, 01/01/2035 (A)	84	89
2.372%, 09/01/2036 (A)	3,152	3,330
2.371%, 06/01/2037 (A)	162	173
2.365%, 01/01/2037 (A)	940	1,004
2.285%, 09/01/2036 (A)	89	91
2.271%, 02/01/2037 (A)	71	75
2.217%, 12/01/2036 (A)	636	670
2.174%, 12/01/2036 (A)	89	95
2.159%, 10/01/2036 (A)	89	95
2.007%, 12/01/2036 (A)	190	206
1.971%, 05/01/2037 (A)	163	171
1.950%, 05/01/2037 (A)	1,958	2,047
1.946%, 04/01/2037 (A)	225	236
1.831%, 08/01/2037 (A)	630	657
1.747%, 08/01/2037 (A)	888	947

64	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/2019	$2	$2
FHLMC CMO, Ser 1991-1142, Cl IA
7.000%, 10/15/2021	124	136
FHLMC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	30	34
FHLMC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	312	355
FHLMC CMO, Ser 2001-2357, Cl ZJ
6.500%, 09/15/2031	53	61
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	93	104
FHLMC CMO, Ser 2002-2456, Cl CJ
6.500%, 06/15/2032	168	192
FHLMC CMO, Ser 2002-2458, Cl ZM
6.500%, 06/15/2032	419	478
FHLMC CMO, Ser 2002-41, Cl 2A
5.818%, 07/25/2032 (A)	529	608
FHLMC CMO, Ser 2002-42, Cl A5
7.500%, 02/25/2042	714	843
FHLMC CMO, Ser 2003-2551, Cl NS
14.122%, 01/15/2033 (A)	166	224
FHLMC CMO, Ser 2003-2631, Cl SA
14.489%, 06/15/2033 (A)	128	176
FHLMC CMO, Ser 2003-2671, Cl S
14.397%, 09/15/2033 (A)	128	173
FHLMC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	273	291
FHLMC CMO, Ser 2003-2725, Cl SC
8.786%, 11/15/2033 (A)	131	147
FHLMC CMO, Ser 2003-54, Cl 2A
6.500%, 02/25/2043	377	443
FHLMC CMO, Ser 2003-54, Cl 3A
7.000%, 02/25/2043	475	556
FHLMC CMO, Ser 2003-57, Cl 1A1
6.500%, 07/25/2043	397	461

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2003-58, Cl 4A
7.500%, 09/25/2043	$571	$677
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	632	697
FHLMC CMO, Ser 2004-60, Cl 1A2
7.000%, 03/25/2044	458	555
FHLMC CMO, Ser 2005-2945, Cl SA
11.939%, 03/15/2020 (A)	370	411
FHLMC CMO, Ser 2005-2950, Cl JO, PO
0.000%, 03/15/2020 (B)	46	45
FHLMC CMO, Ser 2005-2981, Cl FA
0.597%, 05/15/2035 (A)	225	226
FHLMC CMO, Ser 2005-3001, Cl HP
21.212%, 05/15/2035 (A)	70	100
FHLMC CMO, Ser 2005-3006, Cl QS
19.629%, 07/15/2035 (A)	294	430
FHLMC CMO, Ser 2005-3012, Cl GK
23.864%, 06/15/2035 (A)	99	153
FHLMC CMO, Ser 2005-3077, Cl TO, PO
0.000%, 04/15/2035 (B)	168	162
FHLMC CMO, Ser 2006-3100, Cl PO, PO
0.000%, 01/15/2036 (B)	327	305
FHLMC CMO, Ser 2006-3151, Cl PO, PO
0.000%, 05/15/2036 (B)	171	160
FHLMC CMO, Ser 2006-3153, Cl EO, PO
0.000%, 05/15/2036 (B)	227	204
FHLMC CMO, Ser 2006-3164, Cl MG
6.000%, 06/15/2036	228	257
FHLMC CMO, Ser 2006-3202, Cl HI, IO
6.453%, 08/15/2036 (A)	411	69
FHLMC CMO, Ser 2006-3217, Cl CX, IO
6.393%, 09/15/2036 (A)	196	30
FHLMC CMO, Ser 2007-3262, Cl SG, IO
6.203%, 01/15/2037 (A)	146	19
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037 (B)	35	33

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	65

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2007-3345, Cl FP
0.397%, 11/15/2036 (A)	$5	$5
FHLMC CMO, Ser 2007-3345, Cl PF
0.377%, 05/15/2036 (A)	4	4
FHLMC CMO, Ser 2007-3346, Cl FA
0.427%, 02/15/2019 (A)	1,306	1,306
FHLMC CMO, Ser 2007-3373, Cl TO, PO
0.000%, 04/15/2037 (B)	66	62
FHLMC CMO, Ser 2007-3383, Cl SA, IO
6.253%, 11/15/2037 (A)	224	33
FHLMC CMO, Ser 2007-3385, Cl SN, IO
5.803%, 11/15/2037 (A)	200	28
FHLMC CMO, Ser 2007-3387, Cl SA, IO
6.223%, 11/15/2037 (A)	218	34
FHLMC CMO, Ser 2008-3422, Cl SE
16.958%, 02/15/2038 (A)	45	60
FHLMC CMO, Ser 2008-3451, Cl SA, IO
5.853%, 05/15/2038 (A)	160	23
FHLMC CMO, Ser 2008-3451, Cl SB, IO
5.833%, 05/15/2038 (A)	842	96
FHLMC CMO, Ser 2008-3455, Cl SE, IO
6.003%, 06/15/2038 (A)	1,112	162
FHLMC CMO, Ser 2008-3461, Cl LZ
6.000%, 06/15/2038	129	146
FHLMC CMO, Ser 2009-3510, Cl OD, PO
0.000%, 02/15/2037 (B)	291	273
FHLMC CMO, Ser 2009-3523, Cl SD
19.121%, 06/15/2036 (A)	131	191
FHLMC CMO, Ser 2009-3546, Cl A
2.391%, 02/15/2039 (A)	186	187
FHLMC CMO, Ser 2009-3604, Cl PO, PO
0.000%, 05/15/2036 (B)	227	209
FHLMC CMO, Ser 2009-3607, Cl AO, PO
0.000%, 04/15/2036 (B)	199	183
FHLMC CMO, Ser 2009-3607, Cl BO, PO
0.000%, 04/15/2036 (B)	142	131

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2009-3607, Cl TO, PO
0.000%, 10/15/2039 (B)	$308	$289
FHLMC CMO, Ser 2009-3608, Cl SC, IO
6.053%, 12/15/2039 (A)	499	64
FHLMC CMO, Ser 2009-3611, Cl PO, PO
0.000%, 07/15/2034 (B)	134	123
FHLMC CMO, Ser 2010-3621, Cl BO, PO
0.000%, 01/15/2040 (B)	186	174
FHLMC CMO, Ser 2010-3621, Cl SB, IO
6.033%, 01/15/2040 (A)	242	41
FHLMC CMO, Ser 2010-3632, Cl BS
16.843%, 02/15/2040 (A)	400	567
FHLMC CMO, Ser 2010-3688, Cl NI, IO
5.000%, 04/15/2032	797	49
FHLMC CMO, Ser 2010-3714, Cl IP, IO
5.000%, 08/15/2040	831	132
FHLMC CMO, Ser 2010-3739, Cl LI, IO
4.000%, 03/15/2034	637	17
FHLMC CMO, Ser 2010-3740, Cl SC, IO
5.803%, 10/15/2040 (A)	844	136
FHLMC CMO, Ser 2010-3759, Cl HI, IO
4.000%, 08/15/2037	779	40
FHLMC CMO, Ser 2010-3760, Cl GI, IO
4.000%, 10/15/2037	471	28
FHLMC CMO, Ser 2011-3800, Cl AI, IO
4.000%, 11/15/2029	899	66
FHLMC CMO, Ser 2011-3802, Cl LS, IO
1.871%, 01/15/2040 (A)	1,625	121
FHLMC CMO, Ser 2011-3852, Cl QN
5.500%, 05/15/2041 (A)	402	445
FHLMC CMO, Ser 2011-3866, Cl SA, IO
5.753%, 05/15/2041 (A)	1,548	201
FHLMC CMO, Ser 2011-3895, Cl WA
5.684%, 10/15/2038 (A)	203	226
FHLMC CMO, Ser 2012-3997, Cl SK, IO
6.403%, 11/15/2041 (A)	1,862	336

66	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2012-4030, Cl HS, IO
6.413%, 04/15/2042 (A)	$145	$26
FHLMC CMO, Ser 2012-4048, Cl FJ
2.582%, 07/15/2037 (A)	1,034	1,033
FHLMC CMO, Ser 2012-4076, Cl SW, IO
5.853%, 07/15/2042 (A)	296	72
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/2031	2,782	320
FHLMC CMO, Ser 2012-4097, Cl ST, IO
5.853%, 08/15/2042 (A)	357	60
FHLMC CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	5,338	5,437
FHLMC CMO, Ser 2012-4119, Cl IN, IO
3.500%, 10/15/2032	1,172	158
FHLMC CMO, Ser 2012-4136, Cl SE, IO
5.953%, 11/15/2042 (A)	291	63
FHLMC CMO, Ser 2012-4136, Cl SJ, IO
5.953%, 11/15/2042 (A)	311	62
FHLMC CMO, Ser 2012-4136, Cl SQ, IO
5.953%, 11/15/2042 (A)	450	98
FHLMC CMO, Ser 2012-4139, Cl SB, IO
5.953%, 12/15/2042 (A)	878	187
FHLMC CMO, Ser 2013-4161, Cl BA
2.500%, 12/15/2041	11,581	11,565
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	898	142
FHLMC CMO, Ser 2013-4206, Cl CZ
3.000%, 05/15/2043	754	704
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	1,478	1,337
FHLMC CMO, Ser 2013-4226, Cl GZ
3.000%, 07/15/2043	965	877
FHLMC CMO, Ser 2013-4227, Cl AB
3.500%, 10/15/2037	2,537	2,660
FHLMC CMO, Ser 2013-4227, Cl VA
3.500%, 10/15/2037	1,300	1,345

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2015-4425, Cl A
4.000%, 09/15/2040	$2,653	$2,829
FHLMC CMO, Ser 2015-4462, Cl DA
4.000%, 04/15/2040	596	638
FHLMC CMO, Ser 2015-4483, Cl PA
2.500%, 06/15/2045	9,317	9,445
FHLMC GNMA CMO, Ser 1993-21, Cl L
6.250%, 10/25/2023	306	336
FHLMC Multifamily Structured Pass Through Certificates, Ser KS03, Cl A4
3.161%, 05/25/2025	1,420	1,445
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2011-K010, Cl A1
3.320%, 07/25/2020	42	43
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K015, Cl X1, IO
1.633%, 07/25/2021 (A)	2,964	226
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K016, Cl X1, IO
1.555%, 10/25/2021 (A)	528	39
FHLMC Multifamily Structured Pass-Through Certificates, Ser K027, Cl A2
2.637%, 01/25/2023	1,030	1,042
FHLMC Multifamily Structured Pass-Through Certificates, Ser K151, Cl A3
3.511%, 04/25/2030	3,220	3,308
FHLMC Multifamily Structured Pass-Through Certificates, Ser KSCT, Cl A2
4.285%, 01/25/2020	2,080	2,287
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	909	1,024
FHLMC STRIPS CMO, Ser 2006-239, Cl S30, IO
7.503%, 08/15/2036 (A)	517	108
FHLMC STRIPS CMO, Ser 2010-3747, Cl HI, IO
4.500%, 07/15/2037	1,263	83
FHLMC STRIPS CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	1,491	1,492
FHLMC STRIPS CMO, Ser 2013-300, Cl 300
3.000%, 01/15/2043	5,825	5,864

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	67

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC STRIPS CMO, Ser 2013-310, Cl PO, PO
0.000%, 09/15/2043 (B)	$894	$696
FHLMC STRIPS CMO, Ser 2015-342, Cl 300
3.000%, 02/15/2045	8,140	8,236
FHLMC TBA
3.500%, 12/01/2040 to 01/01/2041	18,900	19,498
FHLMC TBA
6.000%, 09/01/2032 to 12/01/2032	54	62
FNMA
8.000%, 05/01/2023 to 11/01/2037	137	159
7.500%, 06/01/2030 to 04/01/2039	1,149	1,393
7.000%, 12/01/2015 to 02/01/2039	2,827	3,320
6.500%, 05/01/2017 to 07/01/2039	7,098	8,163
6.000%, 06/01/2016 to 11/01/2048	8,236	9,316
5.500%, 06/01/2020 to 08/01/2038	11,602	12,641
5.000%, 02/01/2020 to 07/01/2044	19,225	21,496
4.540%, 01/01/2020 to 05/01/2021	2,839	3,117
4.500%, 01/01/2020 to 03/01/2045	55,580	60,472
4.338%, 11/01/2021	5,850	6,390
4.307%, 07/01/2021	1,182	1,304
4.250%, 04/01/2021	2,000	2,193
4.120%, 04/01/2020	1,112	1,205
4.060%, 07/01/2021	2,240	2,439
4.050%, 01/01/2021	1,430	1,553
4.040%, 10/01/2020	2,120	2,296
4.000%, 04/01/2019 to 12/01/2045	107,071	114,501
3.980%, 08/01/2021	4,544	4,920
3.940%, 07/01/2021	1,500	1,621
3.930%, 01/01/2021	975	1,051
3.850%, 08/01/2025	3,496	3,752
3.766%, 12/01/2020	2,597	2,774
3.740%, 07/01/2020	1,310	1,407
3.630%, 01/01/2018	2,000	2,079
3.619%, 12/01/2020	3,566	3,789
3.583%, 09/01/2020	6,450	6,780
3.500%, 12/01/2029 to 12/01/2045	76,626	79,926
3.290%, 10/01/2020 to 08/01/2026	3,466	3,585
3.230%, 11/01/2020	1,425	1,495
3.000%, 09/01/2033 to 05/01/2043	33,414	33,809

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.830%, 06/01/2022	$2,551	$2,614
2.820%, 06/01/2022	2,904	2,974
2.810%, 04/01/2025	620	618
2.800%, 06/01/2025	3,740	3,733
2.500%, 10/01/2042	4,893	4,741
FNMA ARM
6.194%, 08/01/2036 (A)	68	73
5.858%, 05/01/2037 (A)	16	17
4.779%, 12/01/2035 (A)	37	39
4.376%, 04/01/2040 (A)	961	1,021
2.947%, 09/01/2045 (A)	571	587
2.839%, 06/01/2036 to 10/01/2036 (A)	627	670
2.835%, 06/01/2036 to 10/01/2036 (A)	1,637	1,753
2.826%, 05/01/2043 (A)	581	596
2.810%, 10/01/2045 (A)	1,388	1,423
2.807%, 11/01/2044 (A)	163	167
2.790%, 10/01/2045 (A)	1,675	1,716
2.776%, 07/01/2045 (A)	869	892
2.770%, 09/01/2045 (A)	2,138	2,190
2.760%, 09/01/2045 (A)	2,402	2,460
2.750%, 11/01/2045 (A)	1,358	1,390
2.749%, 11/01/2045 (A)	1,527	1,562
2.748%, 09/01/2037 (A)	14	15
2.745%, 02/01/2045 (A)	1,561	1,603
2.739%, 01/01/2045 (A)	1,367	1,404
2.733%, 11/01/2036 (A)	205	218
2.723%, 01/01/2045 (A)	2,540	2,603
2.699%, 10/01/2045 (A)	1,089	1,113
2.677%, 10/01/2045 (A)	844	862
2.662%, 02/01/2037 (A)	563	598
2.626%, 07/01/2045 (A)	438	447
2.600%, 09/01/2045 (A)	1,058	1,078
2.595%, 12/01/2045 (A)	376	382
2.562%, 03/01/2045 (A)	480	490
2.557%, 09/01/2036 (A)	182	193
2.514%, 05/01/2036 to 10/01/2036 (A)	398	423
2.510%, 09/01/2045 (A)	541	550
2.497%, 11/01/2045 (A)	1,312	1,333
2.494%, 08/01/2036 (A)	265	283
2.490%, 06/01/2036 to 07/01/2037 (A)	696	742
2.474%, 11/01/2036 (A)	383	406
2.429%, 09/01/2036 (A)	335	358
2.410%, 12/01/2036 (A)	511	541
2.363%, 04/01/2037 (A)	400	425
2.353%, 11/01/2037 (A)	215	227
2.342%, 03/01/2037 (A)	1,445	1,537
2.201%, 09/01/2037 (A)	311	332
1.846%, 02/01/2037 (A)	247	257
1.822%, 07/01/2036 to 01/01/2037 (A)	778	821
1.800%, 05/01/2037 (A)	1,161	1,218

68	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
1.750%, 09/01/2036 (A)	$245	$256
1.709%, 07/01/2037 (A)	224	234
FNMA CMO, Ser 1991-113, Cl ZE
7.500%, 09/25/2021	84	92
FNMA CMO, Ser 1992-143, Cl M
8.000%, 09/25/2022	224	249
FNMA CMO, Ser 1992-41, Cl MA
8.000%, 08/25/2022	284	313
FNMA CMO, Ser 1992-69, Cl Z
8.000%, 05/25/2022	186	208
FNMA CMO, Ser 1993-149, Cl SH
11.500%, 08/25/2023 (A)	88	115
FNMA CMO, Ser 1993-75, Cl ZQ
6.500%, 05/25/2023	416	460
FNMA CMO, Ser 1993-99, Cl Z
7.000%, 07/25/2023	437	478
FNMA CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/2024	365	418
FNMA CMO, Ser 1994-63, Cl PK
7.000%, 04/25/2024	320	360
FNMA CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	261	299
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	205	227
FNMA CMO, Ser 2000-18, Cl EC, PO
0.000%, 10/25/2023 (B)	99	93
FNMA CMO, Ser 2001-50, Cl BA
7.000%, 10/25/2041	355	408
FNMA CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	33	38
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/2045	299	341
FNMA CMO, Ser 2002-10, Cl SB
18.670%, 03/25/2017 (A)	9	10
FNMA CMO, Ser 2002-90, Cl A1
6.500%, 06/25/2042	530	603
FNMA CMO, Ser 2003-124, Cl TS
9.800%, 01/25/2034 (A)	20	23
FNMA CMO, Ser 2003-131, Cl SK
15.758%, 01/25/2034 (A)	179	235
FNMA CMO, Ser 2003-35, Cl EA, PO
0.000%, 05/25/2033 (B)	94	86
FNMA CMO, Ser 2004-46, Cl EP, PO
0.000%, 03/25/2034 (B)	216	205
FNMA CMO, Ser 2004-61, Cl BO, PO
0.000%, 10/25/2032 (B)	11	11

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2004-61, Cl FH
1.021%, 11/25/2032 (A)	$500	$513
FNMA CMO, Ser 2005-106, Cl US
23.756%, 11/25/2035 (A)	409	626
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	660	724
FNMA CMO, Ser 2005-72, Cl SB
16.323%, 08/25/2035 (A)	114	156
FNMA CMO, Ser 2005-74, Cl CS
19.412%, 05/25/2035 (A)	224	318
FNMA CMO, Ser 2005-74, Cl SK
19.522%, 05/25/2035 (A)	172	244
FNMA CMO, Ser 2005-90, Cl ES
16.323%, 10/25/2035 (A)	156	210
FNMA CMO, Ser 2005-90, Cl PO, PO
0.000%, 09/25/2035 (B)	99	94
FNMA CMO, Ser 2006-104, Cl IC, IO
6.415%, 11/25/2036 (A)	1,135	256
FNMA CMO, Ser 2006-104, Cl MI, IO
6.529%, 11/25/2036 (A)	2,355	334
FNMA CMO, Ser 2006-117, Cl GS, IO
6.453%, 12/25/2036 (A)	164	27
FNMA CMO, Ser 2006-118, Cl A2
0.254%, 12/25/2036 (A)	432	431
FNMA CMO, Ser 2006-125, Cl SM, IO
6.979%, 01/25/2037 (A)	1,025	182
FNMA CMO, Ser 2006-15, Cl OP, PO
0.000%, 03/25/2036 (B)	187	164
FNMA CMO, Ser 2006-27, Cl OH, PO
0.000%, 04/25/2036 (B)	166	155
FNMA CMO, Ser 2006-3, Cl DO, PO
0.000%, 03/25/2036 (B)	198	182
FNMA CMO, Ser 2006-33, Cl LS
29.156%, 05/25/2036 (A)	148	275
FNMA CMO, Ser 2006-44, Cl P, PO
0.000%, 12/25/2033 (B)	89	81
FNMA CMO, Ser 2006-46, Cl SW
23.389%, 06/25/2036 (A)	128	172
FNMA CMO, Ser 2006-51, Cl SP, IO
6.429%, 03/25/2036 (A)	189	25

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	69

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2006-60, Cl DO, PO
0.000%, 04/25/2035 (B)	$159	$153
FNMA CMO, Ser 2006-60, Cl UO, PO
0.000%, 07/25/2036 (B)	469	440
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/2036	187	215
FNMA CMO, Ser 2006-94, Cl GI, IO
6.429%, 10/25/2026 (A)	510	75
FNMA CMO, Ser 2007-100, Cl SM, IO
6.229%, 10/25/2037 (A)	558	87
FNMA CMO, Ser 2007-101, Cl A2
0.447%, 06/27/2036 (A)	676	672
FNMA CMO, Ser 2007-108, Cl AN
8.187%, 11/25/2037 (A)	412	502
FNMA CMO, Ser 2007-112, Cl SA, IO
6.229%, 12/25/2037 (A)	544	79
FNMA CMO, Ser 2007-116, Cl HI, IO
1.555%, 01/25/2038 (A)	973	68
FNMA CMO, Ser 2007-29, Cl SG
21.930%, 04/25/2037 (A)	103	155
FNMA CMO, Ser 2007-43, Cl FL
0.521%, 05/25/2037 (A)	77	77
FNMA CMO, Ser 2007-53, Cl SH, IO
5.879%, 06/25/2037 (A)	369	54
FNMA CMO, Ser 2007-54, Cl FA
0.621%, 06/25/2037 (A)	312	314
FNMA CMO, Ser 2007-60, Cl AX, IO
6.929%, 07/25/2037 (A)	829	144
FNMA CMO, Ser 2007-64, Cl FA
0.691%, 07/25/2037 (A)	31	31
FNMA CMO, Ser 2007-65, Cl KI, IO
6.423%, 07/25/2037 (A)	365	57
FNMA CMO, Ser 2007-68, Cl SC, IO
6.479%, 07/25/2037 (A)	496	89
FNMA CMO, Ser 2007-72, Cl EK, IO
6.203%, 07/25/2037 (A)	511	79
FNMA CMO, Ser 2007-79, Cl SB
23.206%, 08/25/2037 (A)	53	77
FNMA CMO, Ser 2007-85, Cl SG
15.698%, 09/25/2037 (A)	123	168

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2007-92, Cl YS, IO
5.559%, 06/25/2037 (A)	$463	$59
FNMA CMO, Ser 2008-1, Cl BI, IO
5.689%, 02/25/2038 (A)	482	70
FNMA CMO, Ser 2008-20, Cl SA, IO
6.769%, 03/25/2038 (A)	284	42
FNMA CMO, Ser 2008-22, Cl SI, IO
6.209%, 03/25/2037 (A)	4,833	364
FNMA CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	97	106
FNMA CMO, Ser 2008-24, Cl PF
0.871%, 02/25/2038 (A)	316	318
FNMA CMO, Ser 2008-32, Cl SA, IO
6.629%, 04/25/2038 (A)	121	17
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/2016 (A)	322	1
FNMA CMO, Ser 2008-4, Cl SD, IO
5.779%, 02/25/2038 (A)	1,271	172
FNMA CMO, Ser 2009-103, Cl MB
2.476%, 12/25/2039 (A)	454	478
FNMA CMO, Ser 2009-17, Cl QS, IO
6.429%, 03/25/2039 (A)	210	32
FNMA CMO, Ser 2009-52, Cl PI, IO
5.000%, 07/25/2039	329	50
FNMA CMO, Ser 2009-70, Cl CO, PO
0.000%, 01/25/2037 (B)	577	537
FNMA CMO, Ser 2009-84, Cl WS, IO
5.703%, 10/25/2039 (A)	202	28
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037 (B)	3,591	3,398
FNMA CMO, Ser 2009-86, Cl IP, IO
5.500%, 10/25/2039	185	31
FNMA CMO, Ser 2009-86, Cl OT, PO
0.000%, 10/25/2037 (B)	438	396
FNMA CMO, Ser 2009-99, Cl SC, IO
5.959%, 12/25/2039 (A)	282	34
FNMA CMO, Ser 2010-1, Cl WA
6.202%, 02/25/2040 (A)	328	370

70	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2010-100, Cl SD, IO
6.359%, 09/25/2040 (A)	$1,953	$376
FNMA CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	3,600	3,879
FNMA CMO, Ser 2010-150, Cl SK, IO
6.345%, 01/25/2041 (A)	1,389	256
FNMA CMO, Ser 2010-16, Cl WA
6.445%, 03/25/2040 (A)	409	459
FNMA CMO, Ser 2010-23, Cl KS, IO
6.879%, 02/25/2040 (A)	349	45
FNMA CMO, Ser 2010-27, Cl AS, IO
6.259%, 04/25/2040 (A)	1,744	314
FNMA CMO, Ser 2010-35, Cl SB, IO
6.199%, 04/25/2040 (A)	404	79
FNMA CMO, Ser 2010-39, Cl OT, PO
0.000%, 10/25/2035 (B)	196	179
FNMA CMO, Ser 2010-68, Cl SA, IO
4.779%, 07/25/2040 (A)	1,699	191
FNMA CMO, Ser 2011-2, Cl WA
5.817%, 02/25/2051 (A)	267	293
FNMA CMO, Ser 2011-30, Cl LS, IO
1.794%, 04/25/2041 (A)	1,178	87
FNMA CMO, Ser 2011-43, Cl WA
5.791%, 05/25/2051 (A)	500	546
FNMA CMO, Ser 2011-75, Cl FA
0.771%, 08/25/2041 (A)	315	320
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	2,470	235
FNMA CMO, Ser 2011-96, Cl SA, IO
6.329%, 10/25/2041 (A)	3,156	565
FNMA CMO, Ser 2012-112, Cl DA
3.000%, 10/25/2042	8,492	8,550
FNMA CMO, Ser 2012-128, Cl SL, IO
5.929%, 11/25/2042 (A)	706	161
FNMA CMO, Ser 2012-128, Cl SQ, IO
5.929%, 11/25/2042 (A)	947	224
FNMA CMO, Ser 2012-133, Cl CS, IO
5.953%, 12/25/2042 (A)	1,739	340

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2012-133, Cl SA, IO
5.953%, 12/25/2042 (A)	$306	$63
FNMA CMO, Ser 2012-134, Cl LC
3.000%, 12/25/2042	1,742	1,765
FNMA CMO, Ser 2012-134, Cl MS, IO
5.929%, 12/25/2042 (A)	872	204
FNMA CMO, Ser 2012-139, Cl DI, IO
3.000%, 12/25/2027	1,805	183
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	108	120
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	1,351	1,529
FNMA CMO, Ser 2012-70, Cl HS, IO
5.779%, 07/25/2042 (A)	6,481	1,320
FNMA CMO, Ser 2012-70, Cl YS, IO
6.453%, 02/25/2041 (A)	579	96
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042 (B)	105	94
FNMA CMO, Ser 2012-74, Cl SA, IO
6.429%, 03/25/2042 (A)	1,520	268
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042 (B)	210	188
FNMA CMO, Ser 2012-75, Cl NS, IO
6.379%, 07/25/2042 (A)	591	118
FNMA CMO, Ser 2012-93, Cl IB, IO
3.000%, 09/25/2027	7,087	728
FNMA CMO, Ser 2012-93, Cl SG, IO
5.879%, 09/25/2042 (A)	907	181
FNMA CMO, Ser 2012-M14, Cl X1, IO
4.383%, 02/25/2017 (A)	7,065	209
FNMA CMO, Ser 2013-101, Cl BO, PO
0.000%, 10/25/2043 (B)	1,945	1,648
FNMA CMO, Ser 2013-101, Cl CO, PO
0.000%, 10/25/2043 (B)	4,407	3,550
FNMA CMO, Ser 2013-101, Cl DO, PO
0.000%, 10/25/2043 (B)	1,053	825
FNMA CMO, Ser 2013-128, Cl PO, PO
0.000%, 12/25/2043 (B)	1,296	1,097

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	71

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2013-19, Cl US, IO
5.929%, 03/25/2043 (A)	$2,992	$673
FNMA CMO, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	1,788	195
FNMA CMO, Ser 2013-67, Cl KS, IO
5.879%, 07/25/2043 (A)	894	204
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	3,061	3,502
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	3,111	3,466
FNMA CMO, Ser 2013-92, Cl PO, PO
0.000%, 09/25/2043 (B)	872	680
FNMA CMO, Ser 2014-M12, Cl FA
0.505%, 10/25/2021 (A)	4,417	4,422
FNMA CMO, Ser 2014-M3, Cl X2, IO
0.127%, 01/25/2024 (A)	68,049	507
FNMA CMO, Ser 2014-M8, Cl FA
0.455%, 05/25/2018 (A)	5,309	5,302
FNMA CMO, Ser 2015-48, Cl SA
5.979%, 07/25/2045 (A)	1,171	295
FNMA CMO, Ser 2015-48, Cl SB, IO
5.979%, 07/25/2045 (A)	1,065	258
FNMA CMO, Ser 2015-60, Cl SA
5.929%, 08/25/2045 (A)	888	212
FNMA CMO, Ser M8, Cl X2, IO
0.183%, 01/25/2025 (A)	89,846	1,219
FNMA Grantor Trust CMO, Ser 2000-T6, Cl A1
7.500%, 06/25/2030	641	732
FNMA Grantor Trust CMO, Ser 2002-T19, Cl A2
7.000%, 07/25/2042	430	490
FNMA Grantor Trust CMO, Ser 2004-T3, Cl 1A3
7.000%, 02/25/2044	500	572
FNMA Interest STRIPS CMO, Ser 1997-293, Cl 1, PO
0.000%, 12/01/2024 (B)	203	194
FNMA Interest STRIPS CMO, Ser 1998-300, Cl 1, PO
0.000%, 09/01/2024 (B)	126	118
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	339	69
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/01/2033	482	93

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C1, IO
3.000%, 11/25/2026	$3,848	$344
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	2,718	284
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	1,622	320
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C17, IO
4.000%, 11/25/2041	1,912	405
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	2,064	427
FNMA Interest STRIPS CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	1,008	1,015
FNMA Multifamily Megas, Ser 141, Cl 1
2.966%, 05/01/2027 (A)	4,979	4,977
FNMA REMIC Trust CMO, Ser 2007-W7, Cl 1A4
37.854%, 07/25/2037 (A)	16	25
FNMA TBA
4.500%, 01/01/2038 to 12/01/2040	10,150	10,969
4.000%, 11/15/2034 to 12/14/2039	93,340	98,988
3.500%, 12/01/2040 to 01/01/2041	29,255	30,235
3.000%, 01/25/2026 to 01/15/2043	17,780	18,006
FNMA Whole Loan CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	862	964
FNMA Whole Loan CMO, Ser 2003-W6, Cl 3A
6.500%, 09/25/2042	326	372
FNMA Whole Loan CMO, Ser 2003-W8, Cl 2A
7.000%, 10/25/2042	269	311
FNMA Whole Loan CMO, Ser 2004-W1, Cl 2A2
7.000%, 12/25/2033	518	605
FNMA Whole Loan CMO, Ser 2004-W10, Cl A6
5.750%, 08/25/2034	2,000	2,286
FNMA Whole Loan CMO, Ser 2004-W2, Cl 2A2
7.000%, 02/25/2044	430	499
FNMA Whole Loan CMO, Ser 2004-W9, Cl 2A1
6.500%, 02/25/2044	419	470

72	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/2045	$178	$207
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.441%, 02/25/2036 (A)	271	271
FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.481%, 11/25/2046 (A)	561	562
FNMA Whole Loan CMO, Ser 2009-W1, Cl A
6.000%, 12/25/2049	816	944
GNMA
9.500%, 12/15/2020	2	2
7.000%, 12/20/2017 to 05/15/2033	1,154	1,290
6.500%, 01/15/2024 to 07/15/2035	2,466	2,842
6.000%, 12/15/2023 to 10/20/2040	8,610	9,856
5.000%, 07/20/2040 to 11/20/2040	622	691
4.500%, 01/20/2040 to 10/20/2045	15,784	17,213
4.000%, 05/20/2045 to 11/20/2045	13,163	14,080
3.500%, 05/20/2045 to 10/20/2045	20,437	21,375
3.000%, 04/15/2045 to 08/20/2045	26,876	27,368
GNMA ARM
2.500%, 05/20/2045 to 08/20/2045 (A)	6,845	6,961
1.875%, 07/20/2034 (A)	14	15
1.800%, 01/20/2060 (A)	1,107	1,137
1.750%, 04/20/2028 to 04/20/2034 (A)	476	490
GNMA CMO, Ser 2001-22, Cl PS
20.495%, 03/17/2031 (A)	372	620
GNMA CMO, Ser 2002-57, Cl SB
109.545%, 08/16/2032	43	192
GNMA CMO, Ser 2003-60, Cl GS
12.088%, 05/16/2033 (A)	44	55
GNMA CMO, Ser 2003-97, Cl SA, IO
6.353%, 11/16/2033 (A)	288	59
GNMA CMO, Ser 2004-28, Cl SV
8.793%, 04/20/2034 (A)	250	263
GNMA CMO, Ser 2004-34, Cl CS
19.366%, 02/20/2034 (A)	28	40
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/2034 (A)	124	148
GNMA CMO, Ser 2004-85, Cl PO, PO
0.000%, 01/17/2033 (B)	7	7

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GNMA CMO, Ser 2004-87, Cl SB
7.446%, 03/17/2033 (A)	$70	$76
GNMA CMO, Ser 2004-93, Cl PC
5.000%, 04/16/2034	43	45
GNMA CMO, Ser 2005-7, Cl JM
16.282%, 05/18/2034 (A)	25	30
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/2035	1,000	1,142
GNMA CMO, Ser 2006-16, Cl GS, IO
6.783%, 04/20/2036 (A)	1,000	192
GNMA CMO, Ser 2006-34, Cl PO, PO
0.000%, 07/20/2036 (B)	48	43
GNMA CMO, Ser 2006-38, Cl SW, IO
6.293%, 06/20/2036 (A)	361	41
GNMA CMO, Ser 2007-27, Cl SD, IO
6.006%, 05/20/2037 (A)	318	58
GNMA CMO, Ser 2007-42, Cl SB, IO
6.543%, 07/20/2037 (A)	449	84
GNMA CMO, Ser 2007-72, Cl US, IO
6.343%, 11/20/2037 (A)	290	54
GNMA CMO, Ser 2007-78, Cl SA, IO
6.333%, 12/16/2037 (A)	5,605	978
GNMA CMO, Ser 2007-9, Cl CI, IO
5.993%, 03/20/2037 (A)	370	63
GNMA CMO, Ser 2008-10, Cl S, IO
5.623%, 02/20/2038 (A)	456	71
GNMA CMO, Ser 2008-2, Cl MS, IO
6.963%, 01/16/2038 (A)	293	62
GNMA CMO, Ser 2008-29, Cl PO, PO
0.000%, 02/17/2033 (B)	86	82
GNMA CMO, Ser 2008-33, Cl XS, IO
7.503%, 04/16/2038 (A)	192	48
GNMA CMO, Ser 2008-55, Cl SA, IO
5.993%, 06/20/2038 (A)	393	63
GNMA CMO, Ser 2008-95, Cl DS, IO
7.093%, 12/20/2038 (A)	616	121
GNMA CMO, Ser 2009-102, Cl SM, IO
6.203%, 06/16/2039 (A)	579	54

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	73

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GNMA CMO, Ser 2009-106, Cl AS, IO
6.203%, 11/16/2039 (A)	$782	$136
GNMA CMO, Ser 2009-106, Cl KS, IO
6.193%, 11/20/2039 (A)	7,577	1,319
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/2039	238	55
GNMA CMO, Ser 2009-14, Cl NI, IO
6.500%, 03/20/2039	12	3
GNMA CMO, Ser 2009-18, Cl PI, IO
5.500%, 11/16/2037	432	45
GNMA CMO, Ser 2009-22, Cl SA, IO
6.063%, 04/20/2039 (A)	610	86
GNMA CMO, Ser 2009-24, Cl DS, IO
6.093%, 03/20/2039 (A)	210	14
GNMA CMO, Ser 2009-25, Cl SE, IO
7.393%, 09/20/2038 (A)	234	48
GNMA CMO, Ser 2009-33, Cl TI, IO
6.000%, 05/20/2039	99	20
GNMA CMO, Ser 2009-42, Cl IY, IO
1.000%, 06/16/2037 (A)	921	34
GNMA CMO, Ser 2009-42, Cl SC, IO
5.873%, 06/20/2039 (A)	191	28
GNMA CMO, Ser 2009-43, Cl SA, IO
5.743%, 06/20/2039 (A)	484	66
GNMA CMO, Ser 2009-6, Cl SH, IO
5.833%, 02/20/2039 (A)	414	57
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/2038	238	31
GNMA CMO, Ser 2009-65, Cl TS, IO
6.193%, 12/20/2038 (A)	714	79
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	2,245	2,619
GNMA CMO, Ser 2009-66, Cl XS, IO
6.603%, 07/16/2039 (A)	75	12
GNMA CMO, Ser 2009-67, Cl SA, IO
5.851%, 08/16/2039 (A)	450	73

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GNMA CMO, Ser 2009-79, Cl OK, PO
0.000%, 11/16/2037 (B)	$491	$424
GNMA CMO, Ser 2009-8, Cl PS, IO
6.103%, 08/16/2038 (A)	70	9
GNMA CMO, Ser 2010-14, Cl AO, PO
0.000%, 12/20/2032 (B)	194	188
GNMA CMO, Ser 2010-14, Cl BO, PO
0.000%, 11/20/2035 (B)	265	249
GNMA CMO, Ser 2010-14, Cl CO, PO
0.000%, 08/20/2035 (B)	316	295
GNMA CMO, Ser 2010-144, Cl BI, IO
4.000%, 09/16/2037	1,912	89
GNMA CMO, Ser 2010-31, Cl GS, IO
6.293%, 03/20/2039 (A)	381	39
GNMA CMO, Ser 2010-4, Cl NS, IO
6.193%, 01/16/2040 (A)	10,346	1,675
GNMA CMO, Ser 2010-4, Cl SL, IO
6.203%, 01/16/2040 (A)	217	43
GNMA CMO, Ser 2010-47, Cl PX, IO
6.493%, 06/20/2037 (A)	1,207	212
GNMA CMO, Ser 2010-47, Cl XN, IO
6.353%, 04/16/2034 (A)	11	—
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/2039	2,900	3,103
GNMA CMO, Ser 2010-74, Cl C
4.244%, 05/16/2041 (A)	5,000	5,083
GNMA CMO, Ser 2010-85, Cl HS, IO
6.443%, 01/20/2040 (A)	906	130
GNMA CMO, Ser 2010-H10, Cl FC
1.194%, 05/20/2060 (A)	3,991	4,030
GNMA CMO, Ser 2010-H26, Cl LF
0.545%, 08/20/2058 (A)	5,404	5,374
GNMA CMO, Ser 2011-142, Cl IO, IO
0.855%, 09/16/2046 (A)	33,608	1,343
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	101	23
GNMA CMO, Ser 2011-H09, Cl AF
0.695%, 03/20/2061 (A)	1,456	1,451

74	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GNMA CMO, Ser 2012-112, Cl IO, IO
0.533%, 02/16/2053 (A)	$8,566	$351
GNMA CMO, Ser 2012-124, Cl AS, IO
6.003%, 10/16/2042 (A)	1,432	284
GNMA CMO, Ser 2012-141, Cl WC
2.513%, 01/20/2042 (A)	685	716
GNMA CMO, Ser 2012-142, Cl IO, IO
0.929%, 04/16/2054 (A)	20,876	1,150
GNMA CMO, Ser 2012-27, Cl IO, IO
1.222%, 04/16/2053 (A)	13,281	763
GNMA CMO, Ser 2012-61, Cl FM
0.597%, 05/16/2042 (A)	1,009	1,018
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	1,838	200
GNMA CMO, Ser 2012-98, Cl SA, IO
5.917%, 08/16/2042 (A)	1,241	208
GNMA CMO, Ser 2012-H15, Cl FA
0.645%, 05/20/2062 (A)	753	753
GNMA CMO, Ser 2012-H21, Cl CF
0.895%, 05/20/2061 (A)	1,991	1,995
GNMA CMO, Ser 2012-H21, Cl DF
0.845%, 05/20/2061 (A)	1,333	1,327
GNMA CMO, Ser 2012-H22, Cl FD
0.665%, 01/20/2061 (A)	2,068	2,065
GNMA CMO, Ser 2012-H24, Cl FA
0.651%, 03/20/2060 (A)	702	702
GNMA CMO, Ser 2012-H24, Cl FE
0.801%, 10/20/2062 (A)	1,368	1,370
GNMA CMO, Ser 2012-H24, Cl FG
0.631%, 04/20/2060 (A)	1,531	1,528
GNMA CMO, Ser 2012-H26, Cl MA
0.745%, 07/20/2062 (A)	1,349	1,349
GNMA CMO, Ser 2012-H27, Cl FB
0.701%, 10/20/2062 (A)	2,607	2,604
GNMA CMO, Ser 2012-H28, Cl FA
0.775%, 09/20/2062 (A)	1,948	1,940

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GNMA CMO, Ser 2012-H30, Cl JA
0.675%, 01/20/2060 (A)	$857	$857
GNMA CMO, Ser 2012-H30, Cl PA
0.645%, 11/20/2059 (A)	685	685
GNMA CMO, Ser 2013-145, Cl IO, IO
1.072%, 09/16/2044 (A)	11,027	733
GNMA CMO, Ser 2013-163, Cl IO, IO
1.216%, 02/16/2046 (A)	13,668	961
GNMA CMO, Ser 2013-178, Cl IO, IO
0.926%, 06/16/2055 (A)	6,663	379
GNMA CMO, Ser 2013-63, Cl IO, IO
0.759%, 09/16/2051 (A)	32,334	1,935
GNMA CMO, Ser 2013-H01, Cl JA
0.515%, 01/20/2063 (A)	1,225	1,211
GNMA CMO, Ser 2013-H01, Cl TA
0.695%, 01/20/2063 (A)	1,638	1,636
GNMA CMO, Ser 2014-124, Cl IE, IO
0.802%, 05/16/2054 (A)	11,272	634
GNMA CMO, Ser 2014-47, Cl IA, IO
1.212%, 02/16/2048 (A)	5,139	338
GNMA CMO, Ser 2014-50, Cl IO, IO
0.954%, 09/16/2055 (A)	9,988	641
GNMA CMO, Ser 2014-H04, Cl FB
0.845%, 02/20/2064 (A)	2,739	2,740
GNMA TBA
4.000%, 12/01/2039 to 01/01/2040	16,900	17,931
3.500%, 01/15/2041 to 12/15/2045	50,370	52,537
3.000%, 12/01/2042	17,500	17,789
GNMA, Ser 2012-44, Cl A
2.170%, 04/16/2041	1,153	1,165
GNMA, Ser 2014-186, Cl IO, IO
0.867%, 08/16/2054 (A)	18,117	1,207
GNMA, Ser 2015-47, Cl AC
2.500%, 05/16/2055	1,319	1,321
GNMA, Ser 2015-73, Cl IO, IO
0.895%, 11/16/2055 (A)	17,195	1,249
GNMA, Ser 2015-85, Cl AB
2.800%, 02/16/2047 (A)	3,501	3,574
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	1,457	1,461

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	75

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.644%, 10/07/2020 (A)	$6,426	$6,456
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.564%, 11/06/2017 (A)	2,456	2,460
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
0.752%, 12/08/2020 (A)	433	436
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
1.222%, 12/08/2020 (A)	378	380
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.644%, 01/08/2020 (A)	50	50
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.595%, 02/06/2020 (A)	597	599

		1,356,831

Non-Agency Mortgage-Backed Obligations — 6.1%
A10 Term Asset Financing LLC, Ser 2013-2, Cl B
4.380%, 11/15/2027 (C)	250	252
A10 Term Asset Financing LLC, Ser 2014-1, Cl A1
1.720%, 04/15/2033 (C)	515	513
A10 Term Asset Financing LLC, Ser 2014-1, Cl A2
3.020%, 04/15/2033 (C)	603	604
Alternative Loan Trust, Ser 2004-J6, Cl PO, PO
0.000%, 11/25/2031 (B)	107	93
American General Mortgage Loan Trust, Ser 2010-1A, Cl A3
5.650%, 03/25/2058 (A) (C)	305	307
ASG Resecuritization Trust, Ser 2009-2, Cl G60
4.665%, 05/24/2036 (A) (C)	18	18
ASG Resecuritization Trust, Ser 2009-3, Cl A65
2.088%, 03/26/2037 (A) (C)	494	492
ASG Resecuritization Trust, Ser 2009-4, Cl A60
6.000%, 06/28/2037 (C)	66	66
ASG Resecuritization Trust, Ser 2011-1, Cl 3A50
2.102%, 11/28/2035 (A) (C)	287	283
BAMLL Commercial Mortgage Securities Trust, Ser 2015-200P, Cl A
3.218%, 04/14/2033 (C)	420	420

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1
6.000%, 01/25/2034	$163	$171
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/2034	318	331
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 1CB1
5.500%, 09/25/2033	237	246
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 2A4
5.000%, 09/25/2018	146	147
Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/2019	102	104
Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/2019	126	123
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
6.102%, 11/25/2021 (A)	81	74
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
2.625%, 04/25/2037 (A)	234	182
Banc of America Funding, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	16	17
Banc of America Funding, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	212	229
Banc of America Funding, Ser 2004-C, Cl 1A1
2.862%, 12/20/2034 (A)	76	75
Banc of America Funding, Ser 2005-B, Cl 2A1
2.707%, 04/20/2035 (A)	2,840	2,535
Banc of America Funding, Ser 2010-R11A, Cl 1A6
5.180%, 08/26/2035 (A) (C)	192	194
Banc of America Funding, Ser 2012-R6, Cl 1A1
3.000%, 10/26/2039 (C)	1,085	1,074
Banc of America Funding, Ser 2015-R2, Cl 9A1
0.409%, 03/27/2036 (A) (C)	6,779	6,528
Banc of America Mortgage Securities, Ser 2003-3, Cl 1A7
5.500%, 05/25/2033	219	225
Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.747%, 05/25/2018 (A)	54	52
Banc of America Mortgage Securities, Ser 2003-6, Cl 2A1
0.647%, 08/25/2018 (A)	32	32

76	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Banc of America Mortgage Securities, Ser 2003-A, Cl 2A2
3.539%, 02/25/2033 (A)	$2	$2
Banc of America Mortgage Securities, Ser 2003-E, Cl 2A2
2.828%, 06/25/2033 (A)	139	140
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A26
5.500%, 04/25/2034	122	124
Banc of America Mortgage Securities, Ser 2004-3, Cl 3A1
5.000%, 04/25/2019	38	38
Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/2019	24	24
Banc of America Mortgage Securities, Ser 2004-9, Cl 3A1
6.500%, 09/25/2032	37	38
Banc of America Mortgage Trust, Ser 2003-I, Cl 2A6
2.992%, 10/25/2033 (A)	5,977	6,086
Bayview Commercial Asset Trust, Ser 2006-4A, Cl A1
0.451%, 12/25/2036 (A) (C)	1,515	1,339
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (C)	1,500	1,487
BCAP LLC Trust, Ser 2009-RR13, Cl 17A2
5.500%, 04/26/2037 (A) (C)	200	204
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (C)	290	308
BCAP LLC Trust, Ser 2010-RR12, Cl 2A5
4.500%, 01/26/2036 (A) (C)	258	256
BCAP LLC Trust, Ser 2010-RR5, Cl 2A5
5.402%, 04/26/2037 (A) (C)	299	304
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
2.679%, 04/26/2035 (A) (C)	46	45
BCAP LLC Trust, Ser 2010-RR7, Cl 2A1
2.254%, 07/26/2045 (A) (C)	623	625
BCAP LLC Trust, Ser 2010-RR7, Cl 16A1
0.898%, 02/26/2047 (A) (C)	17	17
BCAP LLC Trust, Ser 2010-RR8, Cl 3A4
2.329%, 05/26/2035 (A) (C)	700	676
BCAP LLC Trust, Ser 2011-RR10, Cl 2A1
1.048%, 09/26/2037 (A) (C)	582	560

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
BCAP LLC Trust, Ser 2011-RR4, Cl 6A3
5.000%, 08/26/2037 (A) (C)	$576	$581
BCAP LLC Trust, Ser 2011-RR5, Cl 11A3
0.344%, 05/28/2036 (A) (C)	245	243
BCAP LLC Trust, Ser 2012-RR10, Cl 3A1
0.384%, 05/26/2036 (A) (C)	827	793
BCAP LLC Trust, Ser 2012-RR2, Cl 1A1
0.364%, 08/26/2036 (A) (C)	155	154
BCAP LLC Trust, Ser 2012-RR3, Cl 2A5
2.308%, 05/26/2037 (A) (C)	236	236
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
3.060%, 05/25/2034 (A)	55	55
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
2.502%, 05/25/2034 (A)	194	184
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.320%, 08/25/2035 (A)	206	208
Bear Stearns Alt-A Trust, Ser 2004-13, Cl A1
0.961%, 11/25/2034 (A)	26	26
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.330%, 06/11/2041 (A) (C)	477	—
Bear Stearns Commercial Mortgage Securities, Ser 2006-T22, Cl A4
5.620%, 04/12/2038 (A)	2,298	2,305
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl AM
5.383%, 01/15/2046 (A)	200	200
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.081%, 01/15/2046 (A) (C)	25,828	—
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl XC, IO
0.366%, 12/11/2049 (A) (C)	32,404	110
CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4
4.961%, 04/15/2044 (A) (C)	2,670	2,946
CG-CCRE Commercial Mortgage Trust, Ser 2014-FL1, Cl A
1.146%, 06/15/2031 (A) (C)	1,360	1,355

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	77

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.658%, 02/25/2037 (A)	$142	$142
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
2.640%, 02/25/2037 (A)	113	112
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
2.695%, 07/25/2037 (A)	234	233
Chevy Chase Funding LLC Mortgage-Backed Certificates, Ser 2003-4X, Cl A2
0.587%, 10/25/2034 (A)	4,702	4,386
Chevy Chase Funding LLC Mortgage-Backed Certificates, Ser 2004-1A, Cl A2
0.551%, 01/25/2035 (A) (C)	3,899	3,537
CHL Mortgage Pass-Through Trust, Ser 2004-14, Cl 4A1
2.583%, 08/25/2034 (A)	304	294
CHL Mortgage Pass-Through Trust, Ser 2004-5, Cl 1A4
5.500%, 06/25/2034	285	296
CHL Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	147	151
CHL Mortgage Pass-Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/2027	376	360
Citigroup Commercial Mortgage Trust, Ser 2013-GC17, Cl A4
4.131%, 11/10/2046	972	1,040
Citigroup Commercial Mortgage Trust, Ser 2014-388G, Cl A
0.946%, 06/15/2033 (A) (C)	1,070	1,062
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	1,290	1,338
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Cl A4
3.818%, 11/10/2048	532	548
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Cl AAB
3.608%, 11/10/2048	1,217	1,253
Citigroup Mortgage Loan Trust, Ser 2004-HYB1, Cl A41
2.875%, 02/25/2034 (A)	42	42
Citigroup Mortgage Loan Trust, Ser 2004-RR2, Cl A2
2.609%, 05/25/2034 (A) (C)	350	361
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
2.372%, 08/25/2034 (A)	103	99

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 2A11
5.500%, 05/25/2035	$203	$211
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
2.719%, 11/25/2038 (A) (C)	427	427
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
2.552%, 09/25/2033 (A) (C)	290	293
Citigroup Mortgage Loan Trust, Ser 2009-11, Cl 3A1
5.750%, 05/25/2037 (A) (C)	273	279
Citigroup Mortgage Loan Trust, Ser 2009-5, Cl 8A1
6.000%, 06/25/2036 (C)	605	627
Citigroup Mortgage Loan Trust, Ser 2010-7, Cl 10A1
2.612%, 02/25/2035 (A) (C)	74	74
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 5A6
4.000%, 11/25/2036 (C)	445	449
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 6A6
4.500%, 12/25/2036 (C)	529	537
COMM Mortgage Trust, Ser 2010-C1, Cl A2
3.830%, 07/10/2046 (C)	840	877
COMM Mortgage Trust, Ser 2010-C1, Cl A3
4.205%, 07/10/2046 (C)	2,036	2,188
COMM Mortgage Trust, Ser 2012-CCRE4, Cl A2
1.801%, 10/15/2045	465	463
COMM Mortgage Trust, Ser 2012-CR1, Cl A2
2.350%, 05/15/2045	1,999	2,017
COMM Mortgage Trust, Ser 2013-CCRE12, Cl A4
4.046%, 10/10/2046	155	166
COMM Mortgage Trust, Ser 2013-CR10, Cl A2
2.972%, 08/10/2046	533	546
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	440	472
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	190	205
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.084%, 10/10/2046 (A)	90	95
COMM Mortgage Trust, Ser 2013-LC13, Cl B
5.009%, 08/10/2046 (A) (C)	1,150	1,270

78	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
COMM Mortgage Trust, Ser 2014-CCRE18, Cl ASB
3.452%, 07/15/2047	$808	$836
COMM Mortgage Trust, Ser 2014-PAT, Cl A
0.997%, 08/13/2027 (A) (C)	396	394
COMM Mortgage Trust, Ser 2014-SAVA, Cl A
1.347%, 06/15/2034 (A) (C)	1,066	1,063
COMM Mortgage Trust, Ser 2014-SAVS, Cl D
3.297%, 06/15/2034 (A) (C)	2,080	2,069
COMM Mortgage Trust, Ser 2014-TWC, Cl A
1.057%, 02/13/2032 (A) (C)	550	546
COMM Mortgage Trust, Ser 2014-UBS2, Cl XA, IO
1.582%, 03/10/2047 (A)	15,475	1,197
COMM Mortgage Trust, Ser 2014-UBS3, Cl A4
3.819%, 06/10/2047	1,037	1,084
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/2047	504	521
COMM Mortgage Trust, Ser 2014-UBS6, Cl AM
4.048%, 12/10/2047	1,740	1,808
COMM Mortgage Trust, Ser 2014-UBS6, Cl ASB
3.387%, 12/10/2047	292	299
COMM Mortgage Trust, Ser 2015-LC23, Cl A4
3.774%, 10/10/2053	1,490	1,539
COMM Mortgage Trust, Ser 2015-PC1, Cl ASB
3.608%, 07/10/2050	1,449	1,504
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR2, Cl XA, IO
1.834%, 08/15/2045 (A)	1,148	101
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 11/15/2045	90	90
Commercial Mortgage Pass-Through Certificates, Ser 2012-MVP, Cl A
2.136%, 11/17/2026 (A) (C)	96	96
Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/2031 (C)	471	480
COOF Securitization Trust, Ser 2014-1, Cl A, IO
2.914%, 06/25/2040 (A) (C)	1,064	130

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/2034	$1,127	$1,119
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/2034	93	97
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	406	428
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.322%, 08/25/2035 (A)	487	346
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AM
5.604%, 01/15/2049 (A)	732	762
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	364	371
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A4
5.250%, 11/25/2033	178	181
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	160	169
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 8A1
6.000%, 11/25/2018	190	197
Credit Suisse First Boston Mortgage Securities, Ser 2004-4, Cl 2A4
5.500%, 09/25/2034	280	294
Credit Suisse First Boston Mortgage Securities, Ser 2004-8, Cl 1A4
5.500%, 12/25/2034	316	342
Credit Suisse Mortgage Capital Certificates, Ser 2011-16R, Cl 7A3
3.500%, 12/27/2036 (A) (C)	76	77
Credit Suisse Mortgage Capital Certificates, Ser 2011-6R, Cl 3A1
2.923%, 07/28/2036 (A) (C)	280	281
Credit Suisse Mortgage Capital Certificates, Ser 2011-9R, Cl A1
2.194%, 03/27/2046 (A) (C)	10	10

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	79

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Credit Suisse Mortgage Capital Certificates, Ser 2012-3R, Cl 1A1
2.754%, 07/27/2037 (A) (C)	$323	$322
Credit Suisse Mortgage Trust, Ser 2014-ICE, Cl A
1.050%, 04/15/2027 (A) (C)	673	670
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl A4
3.808%, 11/15/2048	1,495	1,545
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl ASB
3.617%, 11/15/2048	1,886	1,945
CSMC Trust, Ser 2010-16, Cl A3
3.358%, 06/25/2050 (A) (C)	191	192
CSMC Trust, Ser 2012-11R, Cl A6
1.194%, 06/28/2047 (A) (C)	2,640	2,552
CSMC Trust, Ser 2015-1R, Cl 7A3
2.668%, 07/27/2036 (A) (C)	3,920	3,986
CSMC Trust, Ser 2015-5R, Cl 1A1
1.066%, 09/27/2046 (C)	6,786	6,619
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (A) (C)	2,845	3,104
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (C)	563	565
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (C)	2,596	2,840
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2005-1, Cl 2A1
5.812%, 02/25/2020 (A)	107	110
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
1.003%, 11/19/2044 (A)	1,186	1,031
FDIC Trust, Ser 2013-N1, Cl A
4.500%, 10/25/2018 (C)	13	14
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
1.847%, 04/25/2024 (A)	13,900	13,689
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M2
2.621%, 08/25/2024 (A)	3,400	3,423
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, Cl M1
1.847%, 08/25/2024 (A)	849	851

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M1
1.471%, 01/25/2025 (A)	$720	$721
First Horizon Alternative Mortgage Securities, Ser 2004-AA3, Cl A1
2.203%, 09/25/2034 (A)	284	278
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.397%, 07/25/2024 (A)	875	871
FREMF Mortgage Trust, Ser 2012-K20, Cl X2A, IO
0.200%, 05/25/2045 (C)	27,895	285
FREMF Mortgage Trust, Ser 2012-K22, Cl C
3.687%, 08/25/2045 (A) (C)	1,110	1,116
FREMF Mortgage Trust, Ser 2014-K714, Cl C
3.856%, 01/25/2047 (A) (C)	390	395
FREMF Mortgage Trust, Ser 2015-K44, Cl B
3.811%, 01/25/2048 (A) (C)	1,090	1,034
G2SF
4.000%, 11/24/2045	575	612
GE Business Loan Trust, Ser 2007-1A, Cl A
0.367%, 04/16/2035 (A) (C)	1,191	1,128
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/2045 (A)	2,690	2,689
GMAC Mortgage Loan Trust, Ser 2003-AR1, Cl A4
3.136%, 10/19/2033 (A)	603	596
GMAC Mortgage Loan Trust, Ser 2003-GH2, Cl A4
5.500%, 10/25/2033	211	208
GMAC Mortgage Loan Trust, Ser 2003-J7, Cl A7
5.000%, 11/25/2033	270	271
GMAC Mortgage Loan Trust, Ser 2004-J5, Cl A7
6.500%, 01/25/2035	242	255
GMAC Mortgage Loan Trust, Ser 2004-J6, Cl 1A1
5.000%, 01/25/2020	70	71
GNMA ARM
2.500%, 10/20/2045 (A)	2,396	2,433
GS Mortgage Securities II, Ser GC30, Cl AAB
3.120%, 05/10/2050	988	997

80	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GS Mortgage Securities Trust, Ser 2006-GG8, Cl X, IO
0.778%, 11/10/2039 (A) (C)	$7,908	$23
GS Mortgage Securities Trust, Ser 2011-GC3, Cl A2
3.645%, 03/10/2044 (C)	430	430
GS Mortgage Securities Trust, Ser 2011-GC5, Cl XA, IO
1.643%, 08/10/2044 (A) (C)	2,044	91
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A1
1.144%, 05/10/2045	190	190
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl AAB
2.935%, 05/10/2045	206	211
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A1
1.264%, 11/10/2046	273	272
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (A)	390	426
GS Mortgage Securities Trust, Ser 2014-GC18, Cl AAB
3.648%, 01/10/2047	865	902
GS Mortgage Securities Trust, Ser 2014-GC20, Cl AAB
3.655%, 04/10/2047	1,021	1,064
GS Mortgage Securities Trust, Ser 2014-GC26, Cl AAB
3.365%, 11/10/2047	1,036	1,061
GS Mortgage Securities Trust, Ser 2015-GC32, Cl AAB
3.513%, 07/10/2048	1,496	1,540
GS Mortgage Securities Trust, Ser 2015-GC32, Cl XA, IO
1.061%, 07/10/2048	20,295	1,189
GS Mortgage Securities Trust, Ser 2015-GC34, Cl AAB
3.278%, 10/10/2048	1,314	1,332
GS Mortgage Securities Trust, Ser GC6, Cl A1
1.282%, 01/10/2045	7	7
GS Mortgage Securities Trust, Ser GCJ7, Cl A2
2.318%, 05/10/2045	1,722	1,737
GS Mortgage Securities, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (C)	277	281
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (A) (C)	2	2
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AF
0.547%, 09/25/2035 (A) (C)	394	336

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AS, IO
4.627%, 09/25/2035 (A) (C)	$315	$40
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	219	226
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 8A3
0.697%, 06/25/2035 (A)	33	32
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	51	50
HILT Mortgage Trust, Ser 2014-ORL, Cl A
1.096%, 07/15/2029 (A) (C)	1,450	1,427
Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
0.647%, 10/25/2034 (A)	401	398
Impac CMB Trust, Ser 2005-4, Cl 2A1
0.821%, 05/25/2035 (A)	207	203
Impac CMB Trust, Ser 2007-A, Cl M1
0.597%, 05/25/2037 (A) (C)	2,360	2,180
Impac Secured Assets CMN Owner Trust, Ser 2003-2, Cl A1
5.500%, 08/25/2033	372	380
Impac Secured Assets Trust, Ser 2006-1, Cl 2A1
0.547%, 05/25/2036 (A)	301	291
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
0.547%, 08/25/2036 (A)	425	415
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (C)	4,465	5,100
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
1.057%, 09/25/2034 (A)	29	26
Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
1.021%, 11/25/2034 (A)	47	42
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.081%, 11/15/2045 (A)	410	430
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.887%, 01/15/2047 (A)	230	249

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	81

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A4
3.801%, 09/15/2047	$395	$409
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.561%, 09/15/2047 (A)	750	725
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl ASB
3.407%, 11/15/2047	149	153
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	690	673
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl ASB
3.042%, 10/15/2048	539	542
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A4
3.551%, 07/15/2048	897	911
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	1,330	1,379
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl AS
4.226%, 07/15/2048 (A)	1,272	1,329
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl ASB
3.559%, 07/15/2048	1,197	1,236
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	4,260	4,407
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C32, Cl ASB
3.358%, 11/15/2048	605	616
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	35	35
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.414%, 06/12/2043 (A)	39,207	42

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP7, Cl A4
5.911%, 04/15/2045 (A)	$2,167	$2,180
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl A3SF
0.352%, 05/15/2047 (A)	282	280
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl AM
5.372%, 05/15/2047	5,610	5,724
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A3
4.070%, 11/15/2043 (C)	999	1,060
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (C)	655	673
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl A2
3.673%, 02/15/2046 (C)	1,369	1,384
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/2046 (C)	1,967	2,056
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl A2
3.149%, 08/15/2046	597	604
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-CBX, Cl A4
3.483%, 06/15/2045	873	907
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl A2
1.677%, 12/15/2047	584	584
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A2
4.311%, 08/05/2032 (C)	610	652
JPMorgan Mortgage Trust, Ser 2004-A3, Cl 4A1
2.714%, 07/25/2034 (A)	84	87
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
2.663%, 06/25/2034 (A)	901	893
JPMorgan Mortgage Trust, Ser 2004-A4, Cl 1A1
2.810%, 09/25/2034 (A)	59	61

82	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
2.736%, 02/25/2035 (A)	$326	$333
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
2.708%, 04/25/2035 (A)	143	143
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 5A3
2.772%, 06/25/2035 (A)	2	1
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
2.718%, 08/25/2034 (A)	545	547
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.570%, 11/25/2033 (A)	541	543
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 6A1
2.741%, 08/25/2034 (A)	261	263
JPMorgan Mortgage Trust, Ser 2015-IVR2, Cl A2
2.770%, 01/25/2045 (A) (C)	1,309	1,317
JPMorgan Resecuritization Trust, Ser 2009-6, Cl 4A1
2.657%, 09/26/2036 (A) (C)	119	120
JPMorgan Resecuritization Trust, Ser 2010-4, Cl 7A1
1.990%, 08/26/2035 (A) (C)	28	28
KGS-Alpha Capital, Ser 2012-A, Cl A, IO
0.859%, 08/27/2037 (A) (C)	5,540	159
KGS-Alpha SBA COOF Trust, Ser 2014-2, Cl A, IO
3.090%, 04/25/2040 (A) (C)	797	109
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.413%, 02/15/2041 (A) (C)	9,325	4
LB-UBS Commercial Mortgage Trust, Ser 2006-C7, Cl A2
5.300%, 11/15/2038	4,328	4,346
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A4
5.424%, 02/15/2040	127	131
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AM
5.455%, 02/15/2040	150	155
Lehman XS Trust, Ser 2005-7N, Cl 1A1B
0.521%, 12/25/2035 (A)	1,311	785
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7
2.455%, 11/21/2034 (A)	793	810

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
2.770%, 11/21/2034 (A)	$5,829	$5,992
Master Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/2034	959	1,021
Master Resecuritization Trust, Ser 2005-PO, Cl 3PO, PO
0.000%, 05/28/2035 (B) (C)	79	62
MASTR Adjustable Rate Mortgages Trust, Ser 2004-5, Cl 3A1
2.599%, 06/25/2034 (A)	8	7
MASTR Alternative Loan Trust, Ser 2003-9, Cl 2A1
6.000%, 12/25/2033	162	166
MASTR Alternative Loan Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036	430	372
MASTR Asset Securitization Trust, Ser 2003-11, Cl 9A6
5.250%, 12/25/2033	403	424
MASTR Asset Securitization Trust, Ser 2003-2, Cl 1A1
5.000%, 03/25/2018	12	12
MASTR Asset Securitization Trust, Ser 2003-3, Cl 3A18
5.500%, 04/25/2033	121	122
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (C)	1,978	1,945
MASTR Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
0.571%, 05/25/2035 (A) (C)	384	311
MASTR Seasoned Securitization Trust, Ser 2004-1, Cl 4A1
2.659%, 10/25/2032 (A)	8	8
MASTR Seasoned Securitization Trust, Ser 2005-1, Cl 4A1
2.542%, 10/25/2032 (A)	70	71
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
2.726%, 07/25/2033 (A)	93	85
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
2.215%, 12/25/2034 (A)	310	311
Merrill Lynch Mortgage Investors Trust, Ser 2004-A, Cl A2
1.027%, 04/25/2029 (A)	195	185
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 2A1
2.477%, 02/25/2034 (A)	101	102

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	83

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
2.597%, 02/25/2034 (A)	$694	$696
Merrill Lynch Mortgage Investors Trust, Ser 2004-A4, Cl A2
2.584%, 08/25/2034 (A)	163	166
Merrill Lynch Mortgage Investors Trust, Ser 2004-D, Cl A2
1.250%, 09/25/2029 (A)	215	207
Merrill Lynch Mortgage Investors Trust, Ser 2006-1, Cl 1A
2.481%, 02/25/2036 (A)	230	224
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.612%, 12/12/2049 (A) (C)	10,730	57
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl XA, IO
1.582%, 08/15/2045 (A) (C)	4,862	339
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A1
1.394%, 07/15/2046	1,073	1,074
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.082%, 07/15/2046 (A)	1,600	1,720
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/2046	207	207
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl A2
1.970%, 05/15/2046	602	604
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl ASB
3.383%, 10/15/2048	1,032	1,056
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, Cl ASB
3.557%, 12/15/2047	766	790
Morgan Stanley Capital I Trust, Ser 2011-C2, Cl A2
3.476%, 06/15/2044 (C)	1,908	1,920
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl AM
3.402%, 07/13/2029 (A) (C)	4,570	4,711
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl B
3.446%, 07/13/2029 (A) (C)	3,870	3,972
Morgan Stanley Capital I, Ser 2007-HQ11, Cl X, IO
0.208%, 02/12/2044 (A) (C)	31,549	67

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley Capital I, Ser 2011-C3, Cl A2
3.224%, 07/15/2049	$8,102	$8,195
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.682%, 04/25/2034 (A)	312	329
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.838%, 01/25/2047	22	15
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (C)	584	576
Morgan Stanley Re-REMIC Trust, Ser 2012-XA, Cl A
2.000%, 07/27/2049 (C)	961	956
Morgan Stanley Re-REMIC Trust, Ser 2012-XA, Cl B
0.250%, 07/27/2049 (C)	400	365
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035 (A) (C)	2,030	2,082
New York Mortgage Trust, Ser 2006-1, Cl 2A2
2.626%, 05/25/2036 (A)	330	299
Nomura Resecuritization Trust, Ser 2010-6RA, Cl 1A5
2.650%, 03/26/2036 (A) (C)	212	211
Nomura Resecuritization Trust, Ser 2014-1R, Cl 3A1
0.347%, 07/26/2036 (A) (C)	1,711	1,691
Northstar, Ser 2013-1A, Cl A
2.047%, 08/25/2029 (A) (C)	287	287
Northstar, Ser 2013-1A, Cl B
5.197%, 08/25/2029 (A) (C)	500	500
OBP Depositor LLC Trust, Ser 2010-OBP, Cl A
4.646%, 07/15/2045 (C)	1,195	1,306
Opteum Mortgage Acceptance Asset Backed Pass-Through Certificates, Ser 2005-1, Cl M6
1.091%, 02/25/2035 (A)	4,462	4,038
ORES NPL LLC, Ser 2013-LV2, Cl A
3.081%, 09/25/2025 (C)	133	133
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	118	123
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/2034 (B)	28	23
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035 (C)	1,754	1,701
RAIT Trust, Ser 2014-FL3, Cl A
1.446%, 12/15/2031 (A) (C)	471	473

84	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
RALI Trust, Ser 2003-QS15, Cl A7
5.500%, 08/25/2033	$780	$793
RALI Trust, Ser 2003-QS18, Cl A1
5.000%, 09/25/2018	87	88
RALI Trust, Ser 2003-QS19, Cl A1
5.750%, 10/25/2033	225	237
RALI Trust, Ser 2004-QS7, Cl A4
5.500%, 05/25/2034	1,248	1,283
RALI Trust, Ser 2005-QO2, Cl A1
1.582%, 09/25/2045 (A)	674	554
RALI Trust, Ser 2005-QO5, Cl A1
1.222%, 01/25/2046 (A)	974	672
RAMP Trust, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	300	308
RAMP Trust, Ser 2005-SL1, Cl A5
6.500%, 05/25/2032	32	31
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A5
4.000%, 05/26/2037 (A) (C)	224	225
RBSSP Resecuritization Trust, Ser 2012-3, Cl 3A1
0.347%, 09/26/2036 (A) (C)	402	387
RCMC LLC, Ser 2012-CRE1, Cl A
5.624%, 11/15/2044 (C)	329	334
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	82	87
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031	495	514
Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/2033	187	191
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.649%, 12/25/2034 (A)	782	787
RFMSI Trust, Ser 2003-S4, Cl A4
5.750%, 03/25/2033	154	158
Salomon Brothers Mortgage Securities VII, Ser 2003-HYB1, Cl A
2.740%, 09/25/2033 (A)	266	265
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
0.763%, 01/20/2035 (A)	378	347
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl A
1.780%, 12/25/2065 (A) (C)	706	706

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 5A4
2.362%, 06/25/2034 (A)	$94	$93
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
0.541%, 10/25/2035 (A)	2,831	2,523
Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
2.397%, 02/25/2024 (A)	1,580	1,580
Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, Cl A1
0.683%, 04/19/2035 (A)	3,064	2,831
Structured Asset Mortgage Investments, Ser 2004-AR5, Cl 1A1
0.863%, 10/19/2034 (A)	208	199
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2001-15A, Cl 4A1
2.310%, 10/25/2031 (A)	47	47
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-32, Cl 1A1
5.285%, 11/25/2033 (A)	57	57
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-33H, Cl 1A1
5.500%, 10/25/2033	378	386
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2004-5H, Cl A4
5.540%, 12/25/2033	417	428
Structured Asset Securities, Ser 2003-31A, Cl 2A7
2.545%, 10/25/2033 (A)	4,723	4,666
Structured Asset Securities, Ser 2003-37A, Cl 2A
4.416%, 12/25/2033 (A)	118	118
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.861%, 09/25/2043 (A)	456	440
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl A3
3.400%, 05/10/2045	554	572
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.237%, 05/10/2045 (A) (C)	5,297	541

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	85

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030 (C)	$400	$418
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A2
2.113%, 05/10/2063	964	972
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl XA, IO
1.720%, 05/10/2063 (A) (C)	3,540	230
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	492	499
VML, Ser 2014-NPL1, Cl A1
3.875%, 04/27/2054 (A) (C)	246	245
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (C)	100	100
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl XC, IO
0.049%, 06/15/2045 (A) (C)	76,129	16
WaMu Mortgage Pass-Through Certificates Trust, Ser 2002-AR18, Cl A
2.618%, 01/25/2033 (A)	196	198
WaMu Mortgage Pass-Through Certificates Trust, Ser 2002-AR6, Cl A
1.572%, 06/25/2042 (A)	59	57
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR10, Cl A7
2.536%, 10/25/2033 (A)	239	244
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR6, Cl A1
2.554%, 06/25/2033 (A)	224	225
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR7, Cl A7
2.414%, 08/25/2033 (A)	198	199
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR8, Cl A
2.487%, 08/25/2033 (A)	130	134
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR9, Cl 1A6
2.519%, 09/25/2033 (A)	429	434
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR9, Cl 2A
2.564%, 09/25/2033 (A)	148	147

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-MS1, Cl 1A
5.000%, 02/25/2018	$39	$39
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-S13, Cl 21A1
4.500%, 12/25/2018	66	67
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-S4, Cl 2A10
16.921%, 06/25/2033 (A)	31	37
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	669	687
WaMu Mortgage Pass-Through Certificates Trust, Ser 2004-AR3, Cl A1
2.461%, 06/25/2034 (A)	121	122
WaMu Mortgage Pass-Through Certificates Trust, Ser 2004-AR3, Cl A2
2.461%, 06/25/2034 (A)	158	160
WaMu Mortgage Pass-Through Certificates Trust, Ser 2004-CB2, Cl 7A
5.500%, 08/25/2019	165	169
WaMu Mortgage Pass-Through Certificates Trust, Ser 2004-S2, Cl 2A4
5.500%, 06/25/2034	414	434
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR13, Cl A1A1
0.487%, 10/25/2045 (A)	3,083	2,855
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR19, Cl A1A2
0.511%, 12/25/2045 (A)	3,362	3,093
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR1, Cl 1A1B
1.008%, 01/25/2046 (A)	2,324	927
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR13, Cl 2A
2.139%, 10/25/2046 (A)	800	717
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR14, Cl 1A4
2.177%, 11/25/2036 (A)	251	217

86	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR17, Cl 1A1B
2.197%, 12/25/2046 (A)	$365	$146
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR17, Cl 2A
2.139%, 12/25/2046 (A)	347	318
WaMu Mortgage Pass-Through Certificates Trust, Ser 2007-HY1, Cl 1A1
2.201%, 02/25/2037 (A)	2,750	2,389
Washington Mutual Mortgage Pass-Through Certificates Trust, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	413	85
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Ser 2003-MS2, Cl 1A1
5.750%, 02/25/2033	57	60
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Ser 2003-MS8, Cl 1P, PO
0.000%, 05/25/2033 (B)	55	47
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/2033 (B)	117	108
Wells Fargo Mortgage Loan Trust, Ser 2012-RR1, Cl A1
2.847%, 08/27/2037 (A) (C)	93	93
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
2.615%, 11/25/2033 (A)	226	227
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-B, Cl A1
2.499%, 02/25/2034 (A)	159	159
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
2.749%, 05/25/2034 (A)	36	36
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
2.725%, 12/25/2034 (A)	285	291
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A2
2.725%, 12/25/2034 (A)	190	194

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A1
2.693%, 12/25/2034 (A)	$106	$107
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A2
2.693%, 12/25/2034 (A)	160	161
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
2.687%, 07/25/2034 (A)	388	392
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
2.738%, 08/25/2034 (A)	81	81
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-P, Cl 2A1
2.736%, 09/25/2034 (A)	591	593
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A1
2.725%, 10/25/2034 (A)	262	264
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A2
2.725%, 10/25/2034 (A)	209	212
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
2.740%, 08/25/2035 (A)	187	185
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR3, Cl 1A1
2.739%, 03/25/2035 (A)	1,227	1,235
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
2.674%, 06/25/2035 (A)	389	390
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR9, Cl 2A1
2.736%, 10/25/2033 (A)	122	123
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR18, Cl 1A1
5.744%, 11/25/2036 (A)	322	314
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 1A3
2.712%, 04/25/2036 (A)	376	373

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	87

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 3A1
2.471%, 04/25/2036 (A)	$5,948	$6,025
Wells Fargo Re-REMIC Trust, Ser 2012-IO, Cl A
1.750%, 08/20/2021 (C)	160	160
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl XA, IO
1.765%, 12/15/2045 (A) (C)	7,188	601
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl A2
3.431%, 06/15/2045	2,420	2,502
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.287%, 06/15/2045 (A) (C)	2,996	220
WFRBS Commercial Mortgage Trust, Ser 2012-C8, Cl A1
0.864%, 08/15/2045	4,854	4,842
WFRBS Commercial Mortgage Trust, Ser 2012-C8, Cl A3
3.001%, 08/15/2045	3,740	3,782
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl XA, IO
1.185%, 03/15/2048 (A) (C)	14,452	994
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047 (A)	210	223
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl XA, IO
1.280%, 03/15/2047 (A)	5,269	358
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl AS
3.891%, 08/15/2047	1,320	1,369
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047 (A)	2,180	2,230
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl XA, IO
2.143%, 08/15/2047 (A)	15,995	1,115
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.712%, 10/15/2057 (A)	27,665	1,156
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl AS
3.931%, 11/15/2047	1,330	1,375

		325,268

Total Mortgage-Backed Securities (Cost $1,661,225) ($ Thousands)		1,682,099

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 28.0%

Consumer Discretionary — 1.6%
21st Century Fox America
8.875%, 04/26/2023	$150	$196
7.300%, 04/30/2028	150	181
6.650%, 11/15/2037	310	366
6.200%, 12/15/2034	265	307
4.950%, 10/15/2045 (C)	585	592
3.700%, 10/15/2025 (C)	815	819
Amazon.com
4.950%, 12/05/2044	1,765	1,879
4.800%, 12/05/2034	100	105
3.800%, 12/05/2024	120	125
Bed Bath & Beyond
5.165%, 08/01/2044	815	705
4.915%, 08/01/2034	190	172
Best Buy
5.000%, 08/01/2018	237	247
CBS
4.900%, 08/15/2044	135	126
CCO Safari II LLC
6.834%, 10/23/2055 (C)	50	51
6.484%, 10/23/2045 (C)	3,722	3,871
6.384%, 10/23/2035 (C)	421	436
Coach
4.250%, 04/01/2025	760	722
Comcast
6.950%, 08/15/2037	1,040	1,385
6.550%, 07/01/2039	340	438
6.400%, 03/01/2040	280	354
4.400%, 08/15/2035	4,015	4,078
4.250%, 01/15/2033	420	420
4.200%, 08/15/2034	570	565
3.375%, 02/15/2025	800	817
Comcast Cable Communications Holdings
9.455%, 11/15/2022	660	922
Cox Communications
4.800%, 02/01/2035 (C)	840	712
4.700%, 12/15/2042 (C)	10	8
CVS Health
5.750%, 05/15/2041	280	319
2.750%, 12/01/2022	230	224
CVS Pass-Through Trust
6.036%, 12/10/2028	2,076	2,305
5.926%, 01/10/2034 (C)	181	200
5.880%, 01/10/2028	139	153
5.789%, 01/10/2026 (C)	1,262	1,381
Daimler Finance North America LLC
2.625%, 09/15/2016 (C)	389	393
2.375%, 08/01/2018 (C)	2,620	2,635
2.000%, 08/03/2018 (C)	150	149
1.125%, 03/10/2017 (C)	2,585	2,567

88	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
DIRECTV Holdings
4.450%, 04/01/2024	$1,405	$1,456
3.950%, 01/15/2025	1,905	1,904
3.800%, 03/15/2022	710	726
Discovery Communications
4.950%, 05/15/2042	115	97
Ford Motor Credit LLC
5.875%, 08/02/2021	3,110	3,494
3.200%, 01/15/2021	1,550	1,546
2.597%, 11/04/2019	2,520	2,484
Gap
5.950%, 04/12/2021	236	247
General Motors
6.250%, 10/02/2043	940	1,012
5.200%, 04/01/2045	430	410
5.000%, 04/01/2035	745	711
4.000%, 04/01/2025	295	284
3.500%, 10/02/2018	1,735	1,760
General Motors Financial
4.750%, 08/15/2017	2,250	2,334
3.450%, 04/10/2022	1,365	1,319
3.200%, 07/13/2020	159	157
3.100%, 01/15/2019	1,290	1,288
Historic TW
9.150%, 02/01/2023	300	392
Home Depot
2.625%, 06/01/2022	1,285	1,286
Hyundai Capital America
2.125%, 10/02/2017 (C)	650	649
Johnson Controls
5.250%, 12/01/2041	100	92
3.750%, 12/01/2021	289	293
Kohl’s
5.550%, 07/17/2045	590	561
Lowe’s MTN
7.110%, 05/15/2037	250	326
5.125%, 11/15/2041	48	53
Macy’s Retail Holdings
7.450%, 07/15/2017	120	130
6.900%, 04/01/2029	100	115
5.125%, 01/15/2042	54	48
2.875%, 02/15/2023	232	214
NBCUniversal Media LLC
4.375%, 04/01/2021	820	897
Nissan Motor Acceptance
1.800%, 03/15/2018 (C)	255	255
QVC
5.950%, 03/15/2043	50	44
Scripps Networks Interactive
3.950%, 06/15/2025	1,065	1,022
3.900%, 11/15/2024	1,130	1,089
3.500%, 06/15/2022	640	618
2.800%, 06/15/2020	915	895
Starbucks
4.300%, 06/15/2045	40	41

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Time Warner
7.700%, 05/01/2032	$2,530	$3,224
7.625%, 04/15/2031	2,985	3,756
6.500%, 11/15/2036	50	58
6.250%, 03/29/2041	355	400
5.375%, 10/15/2041	37	38
4.750%, 03/29/2021	780	846
4.700%, 01/15/2021	670	726
Time Warner Cable
8.250%, 04/01/2019	2,890	3,346
7.300%, 07/01/2038	100	108
6.550%, 05/01/2037	2,061	2,085
Time Warner Entertainment
8.375%, 07/15/2033	1,380	1,662
Viacom
5.250%, 04/01/2044	535	456
4.850%, 12/15/2034	1,311	1,117
4.250%, 09/01/2023	200	198
3.875%, 12/15/2021	200	198
3.875%, 04/01/2024	230	219
3.250%, 03/15/2023	44	41
Volkswagen International Finance
2.375%, 03/22/2017 (C)	146	145
1.125%, 11/18/2016 (C)	2,835	2,795
Walgreens Boots Alliance
4.800%, 11/18/2044	1,035	947
4.500%, 11/18/2034	64	59
Wal-Mart Stores
4.300%, 04/22/2044	3,240	3,306
3.300%, 04/22/2024	175	180
Walt Disney MTN
0.450%, 12/01/2015	125	125

		87,209

Consumer Staples — 1.7%
Altria Group
9.950%, 11/10/2038	290	467
9.250%, 08/06/2019	2,120	2,605
5.375%, 01/31/2044	880	944
4.750%, 05/05/2021	1,260	1,376
2.850%, 08/09/2022	1,690	1,660
Anheuser-Busch InBev Finance
4.625%, 02/01/2044	700	708
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	3,515	4,091
5.375%, 01/15/2020	2,360	2,620
2.500%, 07/15/2022	2,086	2,018
Bunge Finance
5.900%, 04/01/2017	107	112
Cargill
6.000%, 11/27/2017 (C)	100	108

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	89

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Coca-Cola Femsa
2.375%, 11/26/2018	$2,020	$2,015
ConAgra Foods
2.100%, 03/15/2018	69	68
CVS Health
5.125%, 07/20/2045	1,620	1,726
4.875%, 07/20/2035	710	742
3.875%, 07/20/2025	620	636
3.500%, 07/20/2022	325	334
Diageo Investment
2.875%, 05/11/2022	3,730	3,699
EMD Finance LLC
2.400%, 03/19/2020 (C)	3,365	3,320
ERAC USA Finance LLC
6.700%, 06/01/2034 (C)	221	261
5.625%, 03/15/2042 (C)	1,233	1,326
4.500%, 02/15/2045 (C)	400	374
Heineken
1.400%, 10/01/2017 (C)	770	769
Imperial Tobacco Finance
2.050%, 02/11/2018 (C)	790	791
Kimberly-Clark
2.400%, 03/01/2022	36	36
Kraft Foods Group
6.500%, 02/09/2040	700	826
6.125%, 08/23/2018	100	111
5.375%, 02/10/2020	847	936
5.000%, 06/04/2042	100	102
3.500%, 06/06/2022	3,495	3,551
Kraft Heinz Foods
5.200%, 07/15/2045 (C)	1,340	1,394
5.000%, 07/15/2035 (C)	560	578
4.875%, 02/15/2025 (C)	400	426
3.950%, 07/15/2025 (C)	3,375	3,445
3.500%, 07/15/2022 (C)	1,595	1,621
2.800%, 07/02/2020 (C)	2,150	2,156
1.600%, 06/30/2017 (C)	2,190	2,192
Kroger
7.500%, 04/01/2031	280	358
6.900%, 04/15/2038	570	722
5.400%, 07/15/2040	45	48
2.950%, 11/01/2021	1,215	1,205
Molson Coors Brewing
3.500%, 05/01/2022	220	222
Mondelez International
4.000%, 02/01/2024	4,390	4,547
Novartis Capital
4.000%, 11/20/2045	1,500	1,478
2.400%, 09/21/2022	200	198
PepsiCo
7.900%, 11/01/2018	339	398
4.250%, 10/22/2044	640	640
Pernod Ricard
5.500%, 01/15/2042 (C)	1,400	1,436
4.450%, 01/15/2022 (C)	1,890	1,970

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Philip Morris International
2.900%, 11/15/2021	$1,750	$1,773
2.500%, 08/22/2022	1,530	1,504
Reynolds American
8.125%, 06/23/2019 (C)	570	672
6.150%, 09/15/2043	640	731
5.850%, 08/15/2045	1,510	1,688
5.700%, 08/15/2035	1,065	1,170
4.450%, 06/12/2025	670	703
3.750%, 05/20/2023 (C)	770	777
3.250%, 06/12/2020	630	645
3.250%, 11/01/2022	810	805
Skandinaviska Enskilda Banken MTN
2.625%, 11/17/2020 (C)	2,715	2,718
Tyson Foods
5.150%, 08/15/2044	1,750	1,831
3.950%, 08/15/2024	680	696
UBM
5.750%, 11/03/2020 (C)	850	914
Walgreen
3.100%, 09/15/2022	234	227
Walgreens Boots Alliance
3.300%, 11/18/2021	2,463	2,454
Wm Wrigley Jr
3.375%, 10/21/2020 (C)	1,915	1,969
2.900%, 10/21/2019 (C)	2,843	2,898
2.400%, 10/21/2018 (C)	1,085	1,098
2.000%, 10/20/2017 (C)	550	553

		89,192

Energy — 3.1%
Anadarko Holding
7.150%, 05/15/2028	150	170
Anadarko Petroleum
6.375%, 09/15/2017	2,430	2,600
4.500%, 07/15/2044	1,000	894
ANR Pipeline
9.625%, 11/01/2021	100	134
Apache
6.900%, 09/15/2018	180	202
4.250%, 01/15/2044	1,665	1,494
3.250%, 04/15/2022	56	55
Baker Hughes
7.500%, 11/15/2018	2,020	2,317
BG Energy Capital
5.125%, 10/15/2041 (C)	200	207
4.000%, 10/15/2021 (C)	2,775	2,907
BP Capital Markets
3.561%, 11/01/2021	110	115
3.535%, 11/04/2024	300	303
3.506%, 03/17/2025	2,325	2,335
3.245%, 05/06/2022	950	961
2.248%, 11/01/2016	159	161

90	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Buckeye Partners
5.850%, 11/15/2043	$40	$33
Burlington Resources
8.200%, 03/15/2025	400	519
Canadian Natural Resources
7.200%, 01/15/2032	150	169
6.450%, 06/30/2033	200	215
Canadian Oil Sands
6.000%, 04/01/2042 (C)	883	750
Cenovus Energy
6.750%, 11/15/2039	21	22
4.450%, 09/15/2042	56	44
3.000%, 08/15/2022	45	42
Chevron
3.191%, 06/24/2023	95	97
2.411%, 03/03/2022	1,920	1,896
2.355%, 12/05/2022	160	155
1.365%, 03/02/2018	2,285	2,281
CNOOC Finance 2013
3.000%, 05/09/2023	253	241
CNOOC Finance 2015 USA LLC
3.500%, 05/05/2025	2,900	2,798
Conoco Funding
6.950%, 04/15/2029	995	1,220
ConocoPhillips
4.150%, 11/15/2034	2,065	1,981
Continental Resources
5.000%, 09/15/2022	60	53
4.900%, 06/01/2044	1,000	722
Devon Energy
6.300%, 01/15/2019	100	110
5.600%, 07/15/2041	1,530	1,415
5.000%, 06/15/2045	1,070	948
4.750%, 05/15/2042	127	111
3.250%, 05/15/2022	2,415	2,304
Devon Financing
7.875%, 09/30/2031	520	621
Diamond Offshore Drilling
4.875%, 11/01/2043	283	201
Ecopetrol
7.375%, 09/18/2043	200	184
5.875%, 05/28/2045	2,030	1,594
5.375%, 06/26/2026	2,160	1,966
4.125%, 01/16/2025	167	142
Enbridge Energy Partners
5.875%, 10/15/2025	1,500	1,497
Encana
5.150%, 11/15/2041	2,525	1,944
Energy Transfer Partners
8.250%, 11/15/2029	4,295	5,043
5.150%, 03/15/2045	67	51
4.750%, 01/15/2026	1,750	1,566
4.150%, 10/01/2020	620	601

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.346%, 11/01/2066 (A)	$485	$332
2.500%, 06/15/2018	1,190	1,162
Eni
5.700%, 10/01/2040 (C)	200	197
EnLink Midstream Partners
5.050%, 04/01/2045	1,000	774
Ensco
5.750%, 10/01/2044	56	43
Enterprise Products Operating LLC
5.250%, 01/31/2020	104	112
5.100%, 02/15/2045	32	29
4.950%, 10/15/2054	55	46
4.050%, 02/15/2022	150	152
3.900%, 02/15/2024	99	96
3.750%, 02/15/2025	74	70
3.700%, 02/15/2026	1,180	1,111
EOG Resources
4.100%, 02/01/2021	150	160
2.625%, 03/15/2023	88	85
Exxon Mobil
3.567%, 03/06/2045	1,500	1,425
Florida Gas Transmission LLC
7.900%, 05/15/2019 (C)	1,850	2,116
3.875%, 07/15/2022 (C)	2,170	2,138
Gulfstream Natural Gas System LLC
5.950%, 10/15/2045 (C)	800	778
Halliburton
6.150%, 09/15/2019	300	340
5.000%, 11/15/2045	580	589
3.800%, 11/15/2025	1,880	1,893
2.700%, 11/15/2020	360	361
Hess
8.125%, 02/15/2019	1,020	1,176
Kerr-McGee
6.950%, 07/01/2024	3,505	4,089
Kinder Morgan
6.950%, 06/01/2028	2,250	2,145
5.300%, 12/01/2034	770	590
4.300%, 06/01/2025	5,330	4,504
Kinder Morgan Energy Partners
6.500%, 04/01/2020	3,327	3,525
Magellan Midstream Partners
3.200%, 03/15/2025	57	52
Marathon Oil
6.600%, 10/01/2037	80	81
5.200%, 06/01/2045	1,110	954
Marathon Petroleum
5.000%, 09/15/2054	140	123
Nabors Industries
5.000%, 09/15/2020	155	147
4.625%, 09/15/2021	155	140

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	91

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
National Oilwell Varco
1.350%, 12/01/2017	$81	$80
Newfield Exploration
5.625%, 07/01/2024	435	410
Noble Energy
5.875%, 06/01/2022	43	43
5.625%, 05/01/2021	57	58
5.250%, 11/15/2043	150	138
5.050%, 11/15/2044	86	78
4.150%, 12/15/2021	2,180	2,185
3.900%, 11/15/2024	1,200	1,137
Noble Holding International
5.250%, 03/15/2042	119	75
4.000%, 03/16/2018	48	45
3.950%, 03/15/2022	40	30
Occidental Petroleum
4.625%, 06/15/2045	400	410
3.125%, 02/15/2022	810	815
2.700%, 02/15/2023	150	146
1.750%, 02/15/2017	153	154
ONEOK Partners
6.650%, 10/01/2036	75	67
2.000%, 10/01/2017	1,175	1,152
Panhandle Eastern Pipeline
8.125%, 06/01/2019	1,161	1,332
Petrobras Global Finance
6.850%, 06/05/2115	1,290	877
6.250%, 03/17/2024	2,284	1,794
4.375%, 05/20/2023	196	137
Petrobras International Finance
7.875%, 03/15/2019	200	186
6.750%, 01/27/2041	300	205
5.750%, 01/20/2020	1,127	939
5.375%, 01/27/2021	6,160	4,911
Petro-Canada
7.875%, 06/15/2026	100	131
6.800%, 05/15/2038	200	246
6.050%, 05/15/2018	100	109
Petroleos Mexicanos
6.625%, 06/15/2035	5,602	5,463
6.375%, 01/23/2045	3,770	3,497
5.625%, 01/23/2046 (C)	1,145	962
4.250%, 01/15/2025 (C)	74	70
3.500%, 01/30/2023	785	720
2.460%, 12/15/2025	3,131	3,161
2.378%, 04/15/2025	1,653	1,664
4.875%, 01/18/2024	81	80
4.500%, 01/23/2026 (C)	795	749
Phillips 66
4.300%, 04/01/2022	57	60
2.950%, 05/01/2017	76	77
Pioneer Natural Resource
3.450%, 01/15/2021	1,415	1,411

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Plains All American Pipeline
4.900%, 02/15/2045	$269	$210
3.600%, 11/01/2024	200	174
2.600%, 12/15/2019	88	84
Rowan
5.850%, 01/15/2044	450	314
5.400%, 12/01/2042	736	493
Sabine Pass LNG
7.500%, 11/30/2016 (C)	940	959
Schlumberger Investment
3.650%, 12/01/2023	100	103
3.300%, 09/14/2021 (C)	317	324
Shell International Finance
6.375%, 12/15/2038	840	1,054
4.375%, 03/25/2020	70	76
4.375%, 05/11/2045	2,490	2,462
4.300%, 09/22/2019	500	539
4.125%, 05/11/2035	7,830	7,808
3.400%, 08/12/2023	2,145	2,185
Sinopec Group Overseas Development 2012
2.750%, 05/17/2017 (C)	900	910
Sinopec Group Overseas Development 2014
4.375%, 04/10/2024 (C)	2,700	2,817
Spectra Energy Capital LLC
5.650%, 03/01/2020	375	400
Spectra Energy Partners
4.500%, 03/15/2045	1,700	1,407
Statoil
5.250%, 04/15/2019	200	221
3.700%, 03/01/2024	1,085	1,119
3.150%, 01/23/2022	100	102
3.125%, 08/17/2017	100	103
2.450%, 01/17/2023	111	106
Suncor Energy
3.600%, 12/01/2024	3,615	3,597
Sunoco Logistics Partners Operations
5.950%, 12/01/2025	845	841
5.350%, 05/15/2045	133	103
5.300%, 04/01/2044	50	39
4.250%, 04/01/2024	78	70
Talisman Energy
3.750%, 02/01/2021	985	913
TC PipeLines
4.650%, 06/15/2021	412	413
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,000	2,037
Texas Eastern Transmission
2.800%, 10/15/2022 (C)	375	344
Tosco
8.125%, 02/15/2030	100	133
Total Capital
2.300%, 03/15/2016	300	301

92	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Total Capital International
3.750%, 04/10/2024	$74	$77
2.875%, 02/17/2022	2,515	2,527
2.750%, 06/19/2021	100	101
2.700%, 01/25/2023	138	135
1.550%, 06/28/2017	150	151
0.750%, 01/25/2016	45	45
TransCanada Pipelines
7.125%, 01/15/2019	200	229
6.500%, 08/15/2018	100	111
TransCanada PipeLines
4.625%, 03/01/2034	2,405	2,297
Transocean
7.850%, 12/15/2041	33	21
6.875%, 12/15/2021	252	189
6.500%, 11/15/2020	275	217
5.050%, 12/15/2016	360	358
3.000%, 10/15/2017	1,720	1,625
Valero Energy
7.500%, 04/15/2032	710	835
4.900%, 03/15/2045	980	882
Weatherford International
9.875%, 03/01/2039	250	226
6.500%, 08/01/2036	83	53
5.950%, 04/15/2042	920	582
4.500%, 04/15/2022	402	316
Western Gas Partners
5.450%, 04/01/2044	275	238
5.375%, 06/01/2021	429	447
3.950%, 06/01/2025	1,700	1,540
Williams
8.750%, 03/15/2032	1,284	1,259
7.875%, 09/01/2021	1,334	1,353
7.750%, 06/15/2031	339	315
7.500%, 01/15/2031	9	8
Williams Partners
4.000%, 09/15/2025	1,070	874

		165,502

Financials — 11.4%
ACE INA Holdings
4.350%, 11/03/2045	1,000	1,000
3.350%, 05/03/2026	2,310	2,304
2.300%, 11/03/2020	310	308
Aegon
2.142%, 07/29/2049 (A)	2,180	1,734
AIA Group MTN
3.200%, 03/11/2025 (C)	1,335	1,292
AIG Global Funding MTN
1.650%, 12/15/2017 (C)	97	97
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (C)	250	324

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Allstate
3.150%, 06/15/2023	$1,375	$1,379
Ally Financial
3.250%, 11/05/2018	2,365	2,362
American Express Credit MTN
2.375%, 03/24/2017	120	122
2.250%, 08/15/2019	3,165	3,171
1.800%, 07/31/2018	195	195
American Honda Finance MTN
7.625%, 10/01/2018 (C)	150	173
American International Group
6.250%, 03/15/2037	2,578	2,816
4.500%, 07/16/2044	195	184
4.375%, 01/15/2055	455	403
3.875%, 01/15/2035	111	100
3.750%, 07/10/2025	1,125	1,127
American Tower
4.000%, 06/01/2025‡	40	40
3.500%, 01/31/2023‡	1,431	1,398
3.450%, 09/15/2021‡	1,480	1,487
2.800%, 06/01/2020‡	775	771
American Tower Trust I
1.551%, 03/15/2018‡ (C)	135	133
Anadarko Finance
7.500%, 05/01/2031	240	290
Aon
6.250%, 09/30/2040	79	91
3.125%, 05/27/2016	235	238
Assurant
2.500%, 03/15/2018	1,510	1,520
Australia & New Zealand Banking Group
4.875%, 01/12/2021 (C)	137	152
3.250%, 03/01/2016 (C)	200	201
2.400%, 11/23/2016 (C)	453	459
0.556%, 10/29/2049 (A)	1,400	805
AvalonBay Communities MTN
3.950%, 01/15/2021‡	1,500	1,561
Bank of America MTN
6.500%, 08/01/2016	4,875	5,048
6.400%, 08/28/2017	350	378
6.100%, 06/15/2017	6,825	7,263
6.000%, 09/01/2017	1,760	1,887
5.750%, 12/01/2017	235	253
5.700%, 05/02/2017	1,870	1,968
5.650%, 05/01/2018	1,040	1,128
5.625%, 10/14/2016	7,715	8,009
5.625%, 07/01/2020	180	202
5.420%, 03/15/2017	4,230	4,423
5.000%, 05/13/2021	75	83
5.000%, 01/21/2044	4,650	4,987
4.875%, 04/01/2044	1,830	1,939
4.200%, 08/26/2024	3,720	3,755
4.100%, 07/24/2023	305	319

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	93

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.000%, 04/01/2024	$2,110	$2,180
4.000%, 01/22/2025	1,825	1,811
3.875%, 08/01/2025	5,313	5,437
3.300%, 01/11/2023	1,313	1,312
2.625%, 10/19/2020	2,230	2,219
0.637%, 06/15/2017 (A)	2,710	2,691
0.617%, 06/15/2016 (A)	2,700	2,696
Bank of Montreal MTN
2.550%, 11/06/2022	200	198
2.375%, 01/25/2019	50	51
1.400%, 09/11/2017	50	50
Bank of New York Mellon MTN
3.550%, 09/23/2021	144	152
3.400%, 05/15/2024	5,665	5,819
3.250%, 09/11/2024	270	272
Bank of Nova Scotia
1.450%, 04/25/2018	300	298
Bank of Tokyo-Mitsubishi UFJ
2.350%, 02/23/2017 (C)	295	298
Barclays Bank MTN
6.050%, 12/04/2017 (C)	850	911
5.000%, 09/22/2016	4,760	4,909
2.250%, 05/10/2017 (C)	221	224
0.574%, 08/07/2049 (A)	380	228
Bear Stearns
7.250%, 02/01/2018	3,430	3,821
6.400%, 10/02/2017	3,370	3,655
4.650%, 07/02/2018	3,000	3,198
Berkshire Hathaway
4.500%, 02/11/2043	2,200	2,217
3.750%, 08/15/2021	488	525
BlackRock
6.250%, 09/15/2017	100	109
3.500%, 03/18/2024	80	82
3.375%, 06/01/2022	100	103
Blackstone Holdings Finance LLC
5.875%, 03/15/2021 (C)	450	517
BNP Paribas MTN
4.375%, 09/28/2025 (C)	1,305	1,289
2.375%, 09/14/2017	1,490	1,506
BPCE
5.150%, 07/21/2024 (C)	1,550	1,600
1.625%, 01/26/2018	300	298
Branch Banking & Trust
5.625%, 09/15/2016	325	336
Capital One Bank USA
3.375%, 02/15/2023	300	296
1.150%, 11/21/2016	2,150	2,149
Capital One Financial
4.200%, 10/29/2025	1,280	1,276
3.500%, 06/15/2023	250	252
Caterpillar Financial Services MTN
7.150%, 02/15/2019	250	290
2.850%, 06/01/2022	155	154

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Charles Schwab
3.225%, 09/01/2022	$100	$102
Chase Capital VI
0.954%, 08/01/2028 (A)	1,050	882
Citigroup
8.125%, 07/15/2039	190	278
6.125%, 05/15/2018	440	484
6.000%, 08/15/2017	3,845	4,136
5.875%, 01/30/2042	550	643
5.850%, 08/02/2016	300	309
5.500%, 02/15/2017	10,465	10,939
5.500%, 09/13/2025	1,370	1,505
5.300%, 05/06/2044	220	231
4.650%, 07/30/2045	4,050	4,122
4.450%, 09/29/2027	4,240	4,238
4.400%, 06/10/2025	1,690	1,718
4.300%, 11/20/2026	590	595
3.875%, 10/25/2023	151	157
3.500%, 05/15/2023	930	918
2.650%, 10/26/2020	1,680	1,675
2.500%, 09/26/2018	395	401
2.150%, 07/30/2018	164	165
1.700%, 07/25/2016	1,765	1,773
1.550%, 08/14/2017	2,505	2,501
0.943%, 08/25/2036 (A)	3,239	2,443
Citigroup Capital III
7.625%, 12/01/2036	2,000	2,464
Citizens Financial Group
4.300%, 12/03/2025	855	854
CME Group
3.000%, 09/15/2022	400	403
CNA Financial
3.950%, 05/15/2024	274	275
Commonwealth Bank of Australia
5.000%, 10/15/2019 (C)	900	991
2.250%, 03/16/2017 (C)	378	383
Compass Bank
3.875%, 04/10/2025	910	846
Cooperatieve Centrale Raiffeisen-Boerenleenbank
11.000%, 12/31/2049 (A) (C)	2,043	2,533
5.750%, 12/01/2043	710	801
5.250%, 08/04/2045	1,395	1,471
4.625%, 12/01/2023	2,060	2,146
3.875%, 02/08/2022	300	317
Countrywide Financial
6.250%, 05/15/2016	300	307
Credit Agricole
8.375%, 12/31/2049 (A) (C)	3,250	3,673
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045 (C)	1,340	1,341

94	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Credit Suisse NY MTN
6.000%, 02/15/2018	$990	$1,069
3.625%, 09/09/2024	1,610	1,623
DDR
4.625%, 07/15/2022‡	1,820	1,884
3.375%, 05/15/2023‡	1,485	1,413
Deutsche Bank
3.700%, 05/30/2024	453	452
1.350%, 05/30/2017	2,440	2,422
Discover Bank
2.000%, 02/21/2018	2,000	1,990
Equity Commonwealth
6.650%, 01/15/2018‡	255	271
5.875%, 09/15/2020‡	175	189
ERAC USA Finance LLC
4.500%, 08/16/2021 (C)	175	186
ERP Operating
5.750%, 06/15/2017‡	100	106
5.125%, 03/15/2016‡	1,000	1,012
4.625%, 12/15/2021‡	200	218
Farmers Exchange Capital
7.200%, 07/15/2048 (C)	1,788	2,230
Farmers Exchange Capital II
6.151%, 11/01/2053 (A) (C)	5,120	5,509
Fifth Third Bank
2.875%, 10/01/2021	200	199
First Industrial MTN
7.500%, 12/01/2017	1,765	1,924
FMR LLC
6.450%, 11/15/2039 (C)	250	310
Ford Motor
4.750%, 01/15/2043	2,480	2,375
Ford Motor Credit LLC
8.125%, 01/15/2020	520	617
5.000%, 05/15/2018	206	217
4.207%, 04/15/2016	200	202
3.984%, 06/15/2016	555	562
3.219%, 01/09/2022	1,565	1,543
3.000%, 06/12/2017	500	506
1.700%, 05/09/2016	2,717	2,724
General Electric Capital MTN
6.875%, 01/10/2039	676	926
6.750%, 03/15/2032	150	197
6.375%, 11/15/2067 (A)	4,505	4,787
6.150%, 08/07/2037	537	680
5.875%, 01/14/2038	504	618
5.550%, 05/04/2020	169	193
5.500%, 01/08/2020	138	156
5.300%, 02/11/2021	827	941
4.650%, 10/17/2021	140	156
4.625%, 01/07/2021	328	363
4.375%, 09/16/2020	60	66
2.100%, 12/11/2019	356	356
0.842%, 08/15/2036 (A)	3,035	2,572
0.714%, 05/05/2026 (A)	1,600	1,492

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Glitnir HF
7.451%, 09/14/2016 (C) (D) (E) (F)	$500	$—
6.693%, 06/15/2016 (C) (F)	4,480	—
Goldman Sachs Capital II
4.000%, 06/01/2043 (A)	13,260	9,481
Goldman Sachs Group
7.500%, 02/15/2019	1,520	1,770
6.750%, 10/01/2037	5,257	6,301
6.250%, 02/01/2041	2,290	2,763
6.150%, 04/01/2018	7,500	8,221
6.000%, 06/15/2020	2,795	3,192
5.750%, 10/01/2016	1,505	1,564
5.250%, 07/27/2021	9,460	10,593
5.150%, 05/22/2045	880	875
4.750%, 10/21/2045	4,565	4,564
4.250%, 10/21/2025	2,185	2,192
3.625%, 02/07/2016	470	472
3.625%, 01/22/2023	178	183
HBOS MTN
6.750%, 05/21/2018 (C)	5,100	5,599
HCP
6.300%, 09/15/2016‡	940	974
6.000%, 01/30/2017‡	2,313	2,422
4.000%, 12/01/2022‡	600	600
3.875%, 08/15/2024‡	4,611	4,481
2.625%, 02/01/2020‡	100	99
Health Care
5.250%, 01/15/2022‡	1,825	1,984
4.500%, 01/15/2024‡	183	189
Healthcare Realty Trust
5.750%, 01/15/2021‡	60	67
Healthcare Trust of America Holdings
3.375%, 07/15/2021‡	415	411
Highwoods Properties
7.500%, 04/15/2018‡	1,339	1,490
Hongkong & Shanghai Banking
0.563%, 07/22/2049 (A)	195	116
HSBC Bank
4.750%, 01/19/2021 (C)	250	276
4.125%, 08/12/2020 (C)	261	281
1.500%, 05/15/2018 (C)	100	99
0.600%, 06/29/2049 (A)	1,160	696
HSBC Finance
6.676%, 01/15/2021	1,010	1,171
HSBC Holdings
5.250%, 03/14/2044	4,200	4,418
4.250%, 03/14/2024	2,750	2,779
4.250%, 08/18/2025	1,520	1,530
4.000%, 03/30/2022	390	411
HSBC USA
2.750%, 08/07/2020	3,075	3,092
2.350%, 03/05/2020	359	357

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	95

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ILFC E-Capital Trust II
6.250%, 12/21/2065 (A) (C)	$1,200	$1,128
ING Bank
5.800%, 09/25/2023 (C)	1,800	1,973
3.750%, 03/07/2017 (C)	457	470
Intercontinental Exchange
3.750%, 12/01/2025	1,160	1,170
2.750%, 12/01/2020	1,435	1,439
International Lease Finance
7.125%, 09/01/2018 (C)	2,675	2,936
6.750%, 09/01/2016 (C)	5,590	5,793
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (C)	3,370	3,374
3.125%, 01/15/2016	860	862
Invesco Finance
4.000%, 01/30/2024	171	177
Jefferies Group
6.250%, 01/15/2036	400	384
John Deere Capital
1.700%, 01/15/2020	405	397
JPMorgan Chase
6.400%, 05/15/2038	385	492
6.000%, 07/05/2017	3,365	3,592
6.000%, 10/01/2017	9,155	9,857
4.950%, 06/01/2045	2,221	2,246
4.500%, 01/24/2022	750	814
4.350%, 08/15/2021	510	549
4.250%, 10/01/2027	1,466	1,476
4.125%, 12/15/2026	3,220	3,257
3.900%, 07/15/2025	3,685	3,821
3.875%, 09/10/2024	1,800	1,809
3.625%, 05/13/2024	1,490	1,524
3.375%, 05/01/2023	1,240	1,233
2.550%, 10/29/2020	3,050	3,042
2.250%, 01/23/2020	3,345	3,334
0.666%, 06/13/2016 (A)	4,250	4,246
JPMorgan Chase Capital XXIII
1.362%, 05/15/2047 (A)	4,697	3,552
Kaupthing Bank
7.125%, 05/19/2016 (C) (D) (E) (F)	12,000	1
KKR Group Finance II
5.500%, 02/01/2043 (C)	120	124
Lazard Group LLC
4.250%, 11/14/2020	1,210	1,263
3.750%, 02/13/2025	2,145	2,002
Liberty Mutual Group
5.000%, 06/01/2021 (C)	95	102
4.850%, 08/01/2044 (C)	1,160	1,116
Lincoln National
4.850%, 06/24/2021	58	63
4.200%, 03/15/2022	60	63
Lloyds Bank MTN
5.800%, 01/13/2020 (C)	200	226
3.500%, 05/14/2025	100	100

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Lloyds Banking Group
5.300%, 12/01/2045 (C)	$1,075	$1,105
M&T Bank
6.875%, 12/29/2049	3,540	3,540
Macquarie Bank MTN
5.000%, 02/22/2017 (C)	150	156
4.000%, 07/29/2025 (C)	200	204
0.953%, 10/27/2017 (A) (C)	2,605	2,592
Macquarie Group
6.250%, 01/14/2021 (C)	200	225
6.000%, 01/14/2020 (C)	225	248
Manufacturers & Traders Trust
6.625%, 12/04/2017	250	273
Marsh & McLennan
3.750%, 03/14/2026	1,260	1,265
3.500%, 03/10/2025	110	109
2.350%, 03/06/2020	176	175
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (C)	1,650	2,423
5.375%, 12/01/2041 (C)	66	71
MassMutual Global Funding II
2.500%, 10/17/2022 (C)	261	251
2.100%, 08/02/2018 (C)	105	106
MetLife
7.717%, 02/15/2019	1,750	2,055
6.400%, 12/15/2036	4,360	4,801
Metropolitan Life Global Funding I MTN
3.875%, 04/11/2022 (C)	1,125	1,184
2.500%, 12/03/2020 (C)	2,280	2,281
1.950%, 12/03/2018 (C)	1,330	1,330
Mid-America Apartments
4.300%, 10/15/2023‡	625	636
4.000%, 11/15/2025‡	695	693
3.750%, 06/15/2024‡	1,350	1,314
Mizuho Bank
3.600%, 09/25/2024 (C)	400	406
Morgan Stanley MTN
7.300%, 05/13/2019	1,875	2,184
6.625%, 04/01/2018	4,710	5,214
5.950%, 12/28/2017	550	596
5.750%, 10/18/2016	190	198
5.750%, 01/25/2021	235	268
5.625%, 09/23/2019	1,145	1,274
5.550%, 04/27/2017	514	542
5.500%, 07/28/2021	200	227
5.450%, 01/09/2017	1,850	1,933
4.000%, 07/23/2025	5,625	5,840
3.950%, 04/23/2027	1,290	1,261
3.750%, 02/25/2023	179	185
2.800%, 06/16/2020	2,625	2,654
1.875%, 01/05/2018	172	173
0.765%, 10/18/2016 (A)	2,500	2,499

96	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Murray Street Investment Trust I
4.647%, 03/09/2017 (G)	$2,705	$2,807
National Bank of Canada
2.200%, 10/19/2016 (C)	4,350	4,399
National City Bank MTN
5.800%, 06/07/2017	525	557
0.702%, 06/07/2017 (A)	3,000	2,986
Nationwide Building Society MTN
3.900%, 07/21/2025 (C)	730	756
Nationwide Mutual Insurance
9.375%, 08/15/2039 (C)	460	695
2.627%, 12/15/2024 (A) (C)	4,407	4,225
Navient MTN
8.450%, 06/15/2018	530	556
New York Life Global Funding
2.150%, 06/18/2019 (C)	293	293
2.100%, 01/02/2019 (C)	1,625	1,629
1.550%, 11/02/2018 (C)	2,500	2,485
New York Life Insurance
6.750%, 11/15/2039 (C)	1,355	1,752
Nomura Holdings
6.700%, 03/04/2020	150	173
4.125%, 01/19/2016	150	151
Nordea Bank
4.875%, 05/13/2021 (C)	2,085	2,254
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (C)	2,470	2,986
Pacific Life Global Funding MTN
5.000%, 05/15/2017 (C)	170	177
Pacific Life Insurance
9.250%, 06/15/2039 (C)	150	219
PNC Bank
6.875%, 04/01/2018	250	275
2.400%, 10/18/2019	2,140	2,145
2.250%, 07/02/2019	1,600	1,605
0.800%, 01/28/2016	297	297
Post Apartment Homes
4.750%, 10/15/2017	70	73
Pricoa Global Funding I MTN
2.550%, 11/24/2020 (C)	2,875	2,862
1.600%, 05/29/2018 (C)	150	149
Private Export Funding
4.375%, 03/15/2019	4,660	5,039
2.125%, 07/15/2016	4,760	4,792
Protective Life Global Funding MTN
2.700%, 11/25/2020 (C)	1,500	1,507
Prudential Insurance of America
8.300%, 07/01/2025 (C)	250	328
Rabobank
4.375%, 08/04/2025	2,595	2,648

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Realty Income
3.250%, 10/15/2022‡	$150	$146
Reckson Operating Partnership
6.000%, 03/31/2016‡	95	96
Reliance Standard Life Global Funding II MTN
2.150%, 10/15/2018 (C)	2,885	2,876
Royal Bank of Canada
2.100%, 10/14/2020	3,355	3,309
1.875%, 02/05/2020	3,200	3,173
1.200%, 09/19/2017	300	299
0.625%, 12/04/2015	2,970	2,970
0.563%, 06/29/2085 (A)	860	601
Royal Bank of Scotland
4.650%, 06/04/2018	2,280	2,367
Royal Bank of Scotland Group
6.400%, 10/21/2019	4,900	5,486
6.100%, 06/10/2023	1,650	1,795
Santander Issuances SAU
5.179%, 11/19/2025	2,150	2,159
Santander UK Group Holdings MTN
4.750%, 09/15/2025 (C)	1,325	1,326
2.875%, 10/16/2020	2,405	2,403
Security Benefit Life Insurance
8.750%, 05/15/2016 (C)	5,200	5,354
Simon Property Group
4.125%, 12/01/2021‡	108	116
Skandinaviska Enskilda Banken
1.750%, 03/19/2018 (C)	322	321
SL Green Realty
7.750%, 03/15/2020‡	2,000	2,352
Societe Generale
0.735%, 11/29/2049 (A)	860	516
SpareBank 1 Boligkreditt
1.750%, 11/15/2019 (C)	200	197
Stadshypotek
1.875%, 10/02/2019 (C)	1,910	1,897
1.750%, 04/09/2020 (C)	4,505	4,418
Standard Chartered
5.700%, 03/26/2044 (C)	4,237	4,347
5.200%, 01/26/2024 (C)	410	426
State Street
4.956%, 03/15/2018	2,390	2,511
3.300%, 12/16/2024	310	313
3.100%, 05/15/2023	24	24
SunTrust Banks
2.350%, 11/01/2018	39	39
Svenska Handelsbanken
3.125%, 07/12/2016	282	286
Synchrony Financial
4.500%, 07/23/2025	1,430	1,438

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	97

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Tanger Properties
3.875%, 12/01/2023‡	$785	$787
3.750%, 12/01/2024‡	660	650
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	1,740	2,165
4.900%, 09/15/2044 (C)	815	837
Travelers Property Casualty
7.750%, 04/15/2026	300	395
UBS MTN
5.875%, 07/15/2016	2,000	2,058
UBS Group Funding Jersey
4.125%, 09/24/2025 (C)	2,551	2,562
2.950%, 09/24/2020 (C)	2,318	2,318
US Bancorp MTN
3.000%, 03/15/2022	67	68
US Bank
2.800%, 01/27/2025	336	328
2.125%, 10/28/2019	1,320	1,325
Ventas Realty
4.125%, 01/15/2026‡	45	45
2.700%, 04/01/2020‡	2,950	2,919
Volkswagen Group of America Finance LLC
2.400%, 05/22/2020 (C)	829	779
Voya Financial
2.900%, 02/15/2018	350	357
Wachovia Capital Trust III
5.570%, 12/31/2049 (A)	4,792	4,634
WEA Finance LLC
4.750%, 09/17/2044 (C)	750	738
3.750%, 09/17/2024 (C)	1,370	1,366
3.250%, 10/05/2020 (C)	1,990	2,004
Wells Fargo
5.625%, 12/11/2017	830	897
5.606%, 01/15/2044	1,700	1,899
5.375%, 11/02/2043	220	238
4.900%, 11/17/2045	780	794
4.650%, 11/04/2044	410	402
4.600%, 04/01/2021	500	548
4.480%, 01/16/2024	1,392	1,476
4.300%, 07/22/2027	2,880	2,965
3.500%, 03/08/2022	250	259
3.450%, 02/13/2023	1,100	1,105
3.000%, 01/22/2021	3,020	3,091
Wells Fargo Bank
6.000%, 11/15/2017	3,370	3,655
Wells Fargo Capital X
5.950%, 12/15/2036	520	526
Welltower
4.950%, 01/15/2021‡	6,340	6,836
4.700%, 09/15/2017‡	225	236
Westpac Banking
2.600%, 11/23/2020	2,550	2,555

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.450%, 11/28/2016 (C)	$350	$355
2.250%, 11/09/2020 (C)	3,020	2,988
ZFS Finance USA Trust II
6.450%, 12/15/2065 (A) (C)	6,290	6,369

		605,705

Health Care — 2.4%
AbbVie
4.500%, 05/14/2035	1,800	1,749
4.400%, 11/06/2042	2,485	2,312
3.600%, 05/14/2025	2,770	2,745
2.900%, 11/06/2022	350	340
2.500%, 05/14/2020	2,110	2,096
1.750%, 11/06/2017	570	572
Actavis
3.250%, 10/01/2022	112	111
Actavis Funding SCS
4.750%, 03/15/2045	4,000	3,988
4.550%, 03/15/2035	753	740
3.800%, 03/15/2025	4,463	4,497
3.450%, 03/15/2022	6,013	6,080
3.000%, 03/12/2020	1,539	1,560
2.350%, 03/12/2018	1,070	1,078
Aetna
6.750%, 12/15/2037	60	76
4.500%, 05/15/2042	71	71
2.200%, 03/15/2019	945	943
Amgen
5.750%, 03/15/2040	237	258
5.650%, 06/15/2042	3,225	3,539
5.375%, 05/15/2043	270	284
5.150%, 11/15/2041	1,580	1,601
3.875%, 11/15/2021	200	211
3.625%, 05/22/2024	470	469
2.125%, 05/01/2020	84	83
Anthem
5.875%, 06/15/2017	350	372
5.100%, 01/15/2044	535	549
4.625%, 05/15/2042	219	212
3.700%, 08/15/2021	290	296
3.300%, 01/15/2023	133	132
3.125%, 05/15/2022	740	729
Baxalta
5.250%, 06/23/2045 (C)	1,935	1,945
3.600%, 06/23/2022 (C)	2,920	2,899
Bayer US Finance LLC
3.375%, 10/08/2024 (C)	200	201
1.500%, 10/06/2017 (C)	3,850	3,857
Becton Dickinson
4.685%, 12/15/2044	1,360	1,380
3.734%, 12/15/2024	989	1,007
2.675%, 12/15/2019	1,521	1,540
Biogen
5.200%, 09/15/2045	475	477
4.050%, 09/15/2025	1,408	1,419

98	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.625%, 09/15/2022	$1,545	$1,572
2.900%, 09/15/2020	835	837
Catholic Health Initiatives
4.350%, 11/01/2042	190	176
Celgene
5.250%, 08/15/2043	340	344
5.000%, 08/15/2045	5,392	5,392
3.875%, 08/15/2025	2,620	2,610
3.625%, 05/15/2024	166	165
3.550%, 08/15/2022	1,525	1,545
2.875%, 08/15/2020	870	874
1.900%, 08/15/2017	150	151
Forest Laboratories
5.000%, 12/15/2021 (C)	173	190
Gilead Sciences
4.750%, 03/01/2046	1,720	1,747
4.600%, 09/01/2035	690	702
4.500%, 02/01/2045	20	20
3.700%, 04/01/2024	4,025	4,138
3.650%, 03/01/2026	4,540	4,583
3.250%, 09/01/2022	1,309	1,325
2.550%, 09/01/2020	2,205	2,224
GlaxoSmithKline Capital
5.650%, 05/15/2018	1,590	1,748
2.850%, 05/08/2022	410	413
Humana
7.200%, 06/15/2018	1,950	2,195
3.850%, 10/01/2024	2,530	2,551
Johnson & Johnson
4.500%, 12/05/2043	1,500	1,658
Laboratory Corp of America Holdings
3.200%, 02/01/2022	128	126
Medco Health Solutions
7.125%, 03/15/2018	200	222
Medtronic
4.625%, 03/15/2045	1,040	1,068
4.450%, 03/15/2020	1,210	1,319
4.375%, 03/15/2035	188	192
3.625%, 03/15/2024	2,765	2,862
3.500%, 03/15/2025	2,350	2,379
3.150%, 03/15/2022	150	152
2.500%, 03/15/2020	2,840	2,876
Merck
3.700%, 02/10/2045	3,000	2,775
2.750%, 02/10/2025	850	831
2.350%, 02/10/2022	2,245	2,210
Mylan
5.400%, 11/29/2043	615	585
2.550%, 03/28/2019	1,980	1,941
1.800%, 06/24/2016	77	77
Novartis Securities Investment
5.125%, 02/10/2019	94	104
Perrigo
4.000%, 11/15/2023	460	453

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Perrigo Finance
3.900%, 12/15/2024	$2,035	$1,973
3.500%, 12/15/2021	820	805
Pharmacia
8.700%, 10/15/2021	350	436
Teva Pharmaceutical Finance
3.650%, 11/10/2021	225	228
Thermo Fisher Scientific
5.300%, 02/01/2044	140	151
4.150%, 02/01/2024	172	180
3.600%, 08/15/2021	710	728
3.300%, 02/15/2022	905	907
3.200%, 03/01/2016	1,425	1,433
1.300%, 02/01/2017	88	88
UnitedHealth Group
6.875%, 02/15/2038	290	385
6.625%, 11/15/2037	200	256
5.800%, 03/15/2036	560	665
4.625%, 07/15/2035	2,235	2,358
3.875%, 10/15/2020	870	927
3.375%, 11/15/2021	400	414
2.875%, 12/15/2021	1,895	1,923
2.875%, 03/15/2023	150	149
Wyeth
5.950%, 04/01/2037	1,220	1,454
Zimmer Biomet Holdings
4.450%, 08/15/2045	1,290	1,194
Zoetis
4.700%, 02/01/2043	34	29
3.250%, 02/01/2023	159	152

		126,585

Industrials — 2.0%
3M
1.375%, 09/29/2016	86	87
ABB Finance USA
4.375%, 05/08/2042	227	228
2.875%, 05/08/2022	117	116
1.625%, 05/08/2017	81	81
ADT
4.875%, 07/15/2042	111	79
Air 2 US
8.027%, 10/01/2019 (C)	584	610
Air Canada, Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (C)	128	129
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	77	82
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	4,991	5,322

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	99

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
AP Moeller - Maersk
3.875%, 09/28/2025 (C)	$1,169	$1,126
2.875%, 09/28/2020 (C)	2,630	2,609
BAE Systems
4.750%, 10/11/2021 (C)	3,955	4,228
Boeing
4.875%, 02/15/2020	2,440	2,741
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	200	258
4.700%, 09/01/2045	845	855
4.550%, 09/01/2044	2,355	2,303
4.150%, 04/01/2045	2,250	2,064
3.850%, 09/01/2023	3,450	3,565
3.050%, 09/01/2022	300	301
Canadian Pacific Railway
6.125%, 09/15/2115	34	35
Cargill
7.350%, 03/06/2019 (C)	100	116
3.300%, 03/01/2022 (C)	50	51
Caterpillar Financial Services MTN
2.750%, 08/20/2021	1,915	1,910
Continental Airlines, Pass-Through Trust, Ser 1997-4, Cl A
6.900%, 01/02/2018	66	68
Continental Airlines, Pass-Through Trust, Ser 1999-1, Cl A
6.545%, 02/02/2019	359	384
Continental Airlines, Pass-Through Trust, Ser 1999-2, Cl A
7.256%, 03/15/2020	796	863
Continental Airlines, Pass-Through Trust, Ser 2000-1, Cl A
8.048%, 11/01/2020	1,450	1,632
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	2,312	2,566
CRH America
3.875%, 05/18/2025 (C)	200	200
CSX
7.375%, 02/01/2019	150	173
4.250%, 06/01/2021	65	69
Danaher
3.900%, 06/23/2021	266	285
Deere
3.900%, 06/09/2042	64	61
Delta Air Lines, Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	1,284	1,478

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Delta Air Lines, Pass-Through Trust, Ser 2010-2, Cl A
4.950%, 05/23/2019	$163	$172
Eaton
7.625%, 04/01/2024	325	409
4.150%, 11/02/2042	530	496
4.000%, 11/02/2032	99	95
2.750%, 11/02/2022	2,460	2,399
1.500%, 11/02/2017	82	82
Embraer Netherlands Finance
5.050%, 06/15/2025	740	701
FedEx
3.900%, 02/01/2035	96	88
Fluor
3.375%, 09/15/2021	308	317
GE Capital International Funding
4.418%, 11/15/2035 (C)	5,795	5,944
2.342%, 11/15/2020 (C)	3,813	3,804
0.964%, 04/15/2016 (C)	9,142	9,153
General Electric
5.250%, 12/06/2017	91	98
4.500%, 03/11/2044	1,310	1,351
4.125%, 10/09/2042	91	89
Hutchison Whampoa International 12 II
3.250%, 11/08/2022 (C)	294	295
Illinois Tool Works
3.900%, 09/01/2042	100	95
Ingersoll-Rand
6.391%, 11/15/2027	150	167
JetBlue Airways Private Trust, Ser 2004-2, Cl G1
0.737%, 08/15/2016 (A)	771	767
Koninklijke Philips
7.200%, 06/01/2026	300	364
L-3 Communications
3.950%, 05/28/2024	575	546
Lockheed Martin
4.700%, 05/15/2046	1,080	1,106
3.550%, 01/15/2026	7,420	7,482
3.350%, 09/15/2021	1,885	1,934
3.100%, 01/15/2023	640	642
2.500%, 11/23/2020	1,915	1,918
Norfolk Southern
3.950%, 10/01/2042	129	113
Northrop Grumman
3.850%, 04/15/2045	591	526
3.250%, 08/01/2023	6,760	6,764
Parker-Hannifin MTN
3.300%, 11/21/2024	1,385	1,403
Penske Truck Leasing L.P.
3.375%, 02/01/2022 (C)	1,807	1,765
3.200%, 07/15/2020 (C)	1,855	1,849
3.050%, 01/09/2020 (C)	425	424

100	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Pitney Bowes MTN
5.600%, 03/15/2018	$100	$107
Raytheon
3.125%, 10/15/2020	720	750
Republic Services
3.550%, 06/01/2022	125	128
Ryder System MTN
3.600%, 03/01/2016	132	133
2.500%, 03/01/2017	177	178
Siemens Financieringsmaatschappij
2.900%, 05/27/2022 (C)	3,545	3,567
Tyco International Finance
5.125%, 09/14/2045	17	18
Union Pacific
4.698%, 01/02/2024	115	123
4.300%, 06/15/2042	100	101
3.250%, 01/15/2025	1,340	1,361
United Parcel Service
8.375%, 04/01/2020	140	175
3.125%, 01/15/2021	90	94
2.450%, 10/01/2022	100	99
United Technologies
9.075%, 11/15/2019	400	495
5.400%, 05/01/2035	640	724
4.500%, 06/01/2042	1,110	1,126
US Airways, Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	42	46
US Airways, Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	4,562	4,630
Valmont Industries
5.250%, 10/01/2054	800	685
Verisk Analytics
5.500%, 06/15/2045	215	206
Waste Management
4.750%, 06/30/2020	150	163
3.900%, 03/01/2035	40	37
3.500%, 05/15/2024	720	725

		105,704

Information Technology — 1.0%
Alibaba Group Holding
3.600%, 11/28/2024 (C)	1,375	1,326
Apple
4.375%, 05/13/2045	1,625	1,630
3.850%, 05/04/2043	1,750	1,623
3.450%, 02/09/2045	156	134
2.400%, 05/03/2023	400	391
0.584%, 05/03/2018 (A)	100	100
Arrow Electronics
7.500%, 01/15/2027	200	237
6.875%, 06/01/2018	270	296

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Automatic Data Processing
3.375%, 09/15/2025	$675	$690
Cisco Systems
5.900%, 02/15/2039	200	245
5.500%, 01/15/2040	150	176
eBay
4.000%, 07/15/2042	84	65
3.450%, 08/01/2024	200	192
2.600%, 07/15/2022	238	223
Fidelity National Information Services
5.000%, 10/15/2025	845	874
4.500%, 10/15/2022	625	642
3.625%, 10/15/2020	1,250	1,268
2.850%, 10/15/2018	1,560	1,574
Hewlett Packard Enterprise
6.350%, 10/15/2045 (C)	1,155	1,111
4.900%, 10/15/2025 (C)	1,055	1,041
2.850%, 10/05/2018 (C)	1,965	1,970
HP
4.650%, 12/09/2021	45	45
4.300%, 06/01/2021	94	94
Intel
4.900%, 07/29/2045	1,025	1,082
4.800%, 10/01/2041	487	512
3.700%, 07/29/2025	300	312
3.300%, 10/01/2021	75	79
3.100%, 07/29/2022	75	77
International Business Machines
7.625%, 10/15/2018	200	233
4.000%, 06/20/2042	150	139
2.875%, 11/09/2022	1,680	1,676
Intuit
5.750%, 03/15/2017	230	242
KLA-Tencor
4.125%, 11/01/2021	2,450	2,473
MasterCard
3.375%, 04/01/2024	1,720	1,756
Microsoft
4.500%, 10/01/2040	61	63
4.450%, 11/03/2045	1,980	2,033
4.200%, 11/03/2035	2,700	2,728
3.750%, 02/12/2045	2,195	2,011
3.500%, 02/12/2035	2,983	2,744
3.125%, 11/03/2025	1,860	1,869
2.650%, 11/03/2022	1,395	1,399
2.375%, 02/12/2022	50	50
2.375%, 05/01/2023	50	49
2.000%, 11/03/2020	1,865	1,867
0.875%, 11/15/2017	54	54
National Semiconductor
6.600%, 06/15/2017	380	412
Oracle
6.500%, 04/15/2038	50	63
6.125%, 07/08/2039	163	199

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	101

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.300%, 07/08/2034	$250	$251
3.900%, 05/15/2035	3,995	3,810
2.950%, 05/15/2025	970	948
2.500%, 05/15/2022	1,490	1,477
2.250%, 10/08/2019	310	314
1.200%, 10/15/2017	104	104
TSMC Global
1.625%, 04/03/2018 (C)	3,415	3,353
Xerox
4.500%, 05/15/2021	80	81
2.950%, 03/15/2017	165	167

		50,574

Materials — 0.9%
Agrium
4.125%, 03/15/2035	390	336
3.375%, 03/15/2025	149	138
Albemarle
5.450%, 12/01/2044	765	741
Barrick
4.100%, 05/01/2023	4,205	3,700
3.850%, 04/01/2022	640	573
Barrick Gold
6.950%, 04/01/2019	662	720
Barrick North America Finance LLC
4.400%, 05/30/2021	700	663
BHP Billiton Finance USA
6.750%, 10/19/2075 (A) (C)	2,285	2,279
6.500%, 04/01/2019	445	499
5.000%, 09/30/2043	1,040	995
3.850%, 09/30/2023	1,585	1,567
3.250%, 11/21/2021	3,010	3,017
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	1,050	1,068
Dow Chemical
8.550%, 05/15/2019	177	212
3.000%, 11/15/2022	3,630	3,568
E.I. du Pont de Nemours
5.600%, 12/15/2036	275	297
Eastman Chemical
2.700%, 01/15/2020	2,295	2,291
Ecolab
4.350%, 12/08/2021	420	452
1.450%, 12/08/2017	200	199
Freeport-McMoRan
5.450%, 03/15/2043	97	61
5.400%, 11/14/2034	53	34
4.000%, 11/14/2021	1,540	1,124
2.150%, 03/01/2017	404	382
Freeport-McMoran Oil & Gas LLC
6.875%, 02/15/2023	319	258
6.500%, 11/15/2020	227	182

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Glencore Finance Canada
5.800%, 11/15/2016 (C)	$390	$385
2.700%, 10/25/2017 (C)	1,900	1,744
Glencore Funding LLC
2.875%, 04/16/2020 (C)	1,180	956
International Paper
5.150%, 05/15/2046	1,235	1,201
5.000%, 09/15/2035	2,245	2,258
LYB International Finance
4.875%, 03/15/2044	580	557
LyondellBasell Industries
4.625%, 02/26/2055	575	490
Monsanto
4.700%, 07/15/2064	18	15
Mosaic
5.625%, 11/15/2043	565	573
5.450%, 11/15/2033	250	255
4.875%, 11/15/2041	117	108
4.250%, 11/15/2023	150	150
3.750%, 11/15/2021	50	50
Nacional del Cobre de Chile
4.500%, 09/16/2025 (C)	780	748
Nucor
4.000%, 08/01/2023	54	54
OCP
4.500%, 10/22/2025 (C)	1,860	1,739
Placer Dome
6.450%, 10/15/2035	281	249
Potash Corp of Saskatchewan
6.500%, 05/15/2019	250	284
4.875%, 03/30/2020	10	11
PPG Industries
6.650%, 03/15/2018	111	122
Praxair
2.650%, 02/05/2025	114	110
Rio Tinto Finance USA
6.500%, 07/15/2018	435	478
4.125%, 05/20/2021	170	177
3.750%, 09/20/2021	120	122
3.750%, 06/15/2025	1,600	1,531
Rock-Tenn
4.000%, 03/01/2023	330	337
3.500%, 03/01/2020	570	579
Southern Copper
5.250%, 11/08/2042	3,610	2,693
Stauffer Chemical
8.271%, 04/15/2018 (B) (D)	860	535
8.026%, 04/15/2017 (B) (D)	350	245
Teck Resources
3.750%, 02/01/2023	148	78
Union Carbide
7.750%, 10/01/2096	100	122
7.500%, 06/01/2025	200	239

102	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Vale Overseas
8.250%, 01/17/2034	$380	$333
6.875%, 11/21/2036	3,323	2,453

		47,337

Telecommunication Services — 1.7%
America Movil
5.625%, 11/15/2017	1,450	1,556
5.000%, 03/30/2020	540	590
3.125%, 07/16/2022	1,252	1,240
2.375%, 09/08/2016	238	240
AT&T
6.300%, 01/15/2038	1,400	1,560
5.800%, 02/15/2019	500	556
5.550%, 08/15/2041	360	369
5.500%, 02/01/2018	130	140
5.350%, 09/01/2040	700	698
4.750%, 05/15/2046	3,000	2,810
4.450%, 05/15/2021	440	473
4.350%, 06/15/2045	652	569
4.300%, 12/15/2042	250	219
3.875%, 08/15/2021	350	365
3.400%, 05/15/2025	12,085	11,728
3.000%, 02/15/2022	700	692
3.000%, 06/30/2022	2,425	2,398
BellSouth Telecommunications LLC
6.300%, 12/15/2015	26	26
Bharti Airtel
4.375%, 06/10/2025 (C)	2,330	2,299
Bharti Airtel International Netherlands
5.350%, 05/20/2024 (C)	805	850
British Telecommunications
5.950%, 01/15/2018	1,011	1,098
CCO Safari II LLC
4.908%, 07/23/2025 (C)	1,665	1,690
4.464%, 07/23/2022 (C)	3,975	4,020
Centel Capital
9.000%, 10/15/2019	200	230
Comcast Cable Holdings LLC
10.125%, 04/15/2022	190	254
Cox Enterprises
7.375%, 07/15/2027 (C)	170	195
Deutsche Telekom International Finance
2.250%, 03/06/2017 (C)	3,130	3,157
DIRECTV Holdings
6.000%, 08/15/2040	2,220	2,323
Grupo Televisa
6.125%, 01/31/2046	650	660
5.000%, 05/13/2045	735	648
GTE
8.750%, 11/01/2021	600	752

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Nippon Telegraph & Telephone
1.400%, 07/18/2017	$200	$200
Orange
9.000%, 03/01/2031	120	174
2.750%, 09/14/2016	140	142
Rogers Communications
4.100%, 10/01/2023	133	138
Sky
3.750%, 09/16/2024 (C)	1,505	1,494
Sprint Capital
8.750%, 03/15/2032	390	305
TCI Communications
7.125%, 02/15/2028	400	520
Telefonica Emisiones SAU
6.421%, 06/20/2016	100	103
6.221%, 07/03/2017	100	107
5.877%, 07/15/2019	180	200
5.462%, 02/16/2021	69	78
5.134%, 04/27/2020	1,160	1,276
Thomson Reuters
4.700%, 10/15/2019	250	270
Verizon Communications
6.550%, 09/15/2043	6,852	8,262
6.400%, 09/15/2033	2,104	2,454
5.850%, 09/15/2035	150	165
5.150%, 09/15/2023	1,410	1,576
5.050%, 03/15/2034	308	314
4.862%, 08/21/2046	3,925	3,815
4.522%, 09/15/2048	3,074	2,792
4.500%, 09/15/2020	300	326
4.400%, 11/01/2034	7,650	7,245
4.272%, 01/15/2036	4,743	4,369
4.150%, 03/15/2024	880	922
3.000%, 11/01/2021	3,300	3,305
2.625%, 02/21/2020	82	83
2.500%, 09/15/2016	1,535	1,553
1.867%, 09/15/2016 (A)	942	950
Verizon New England
7.875%, 11/15/2029	500	621
Vodafone Group
2.950%, 02/19/2023	3,245	3,113
1.625%, 03/20/2017	240	241

		91,518

Utilities — 2.2%
AGL Capital
6.375%, 07/15/2016	200	206
5.875%, 03/15/2041	73	81
5.250%, 08/15/2019	170	184
3.875%, 11/15/2025	950	954
Alabama Power
6.125%, 05/15/2038	69	84
5.875%, 12/01/2022	150	173
5.500%, 10/15/2017	100	107

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	103

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Alabama Power Capital Trust V
3.426%, 10/01/2042 (A)	$100	$95
American Electric Power
1.650%, 12/15/2017	1,920	1,906
American Water Capital
3.850%, 03/01/2024	300	315
Appalachian Power
5.950%, 05/15/2033	200	221
4.450%, 06/01/2045	2,200	2,131
Berkshire Hathaway Energy
6.500%, 09/15/2037	3,200	3,962
4.500%, 02/01/2045	1,500	1,478
3.750%, 11/15/2023	488	503
Boston Gas
4.487%, 02/15/2042 (C)	140	137
CenterPoint Energy
6.500%, 05/01/2018	271	299
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	1,925	2,026
CenterPoint Energy Resources
6.125%, 11/01/2017	320	345
4.500%, 01/15/2021	246	259
Cleveland Electric Illuminating
7.880%, 11/01/2017	200	221
Comision Federal de Electricidad
4.875%, 05/26/2021 (C)	249	258
Commonwealth Edison
3.700%, 03/01/2045	305	276
Consolidated Edison of New York
6.650%, 04/01/2019	650	739
4.625%, 12/01/2054	200	200
4.500%, 12/01/2045	635	642
4.450%, 03/15/2044	2,475	2,480
Consumers Energy
2.850%, 05/15/2022	56	56
Dominion Resources
5.250%, 08/01/2033	735	771
4.700%, 12/01/2044	895	877
3.900%, 10/01/2025	850	860
2.500%, 12/01/2019	1,985	1,982
1.950%, 08/15/2016	56	56
DTE Electric
2.650%, 06/15/2022	66	65
Duke Energy
4.800%, 12/15/2045	560	567
3.750%, 04/15/2024	670	681
3.550%, 09/15/2021	722	746
Duke Energy Carolinas LLC
6.000%, 01/15/2038	48	60
4.250%, 12/15/2041	1,000	1,001
4.000%, 09/30/2042	1,512	1,456
Duke Energy Florida LLC
3.850%, 11/15/2042	1,360	1,284

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Duke Energy Progress LLC
4.200%, 08/15/2045	$470	$468
3.250%, 08/15/2025	1,235	1,250
Duquesne Light Holdings
6.400%, 09/15/2020 (C)	2,525	2,874
Electricite de France
5.250%, 10/13/2055 (C)	580	557
4.950%, 10/13/2045 (C)	1,905	1,869
2.350%, 10/13/2020 (C)	1,150	1,136
Enel Finance International
5.125%, 10/07/2019 (C)	200	218
Entergy Louisiana LLC
6.500%, 09/01/2018	500	559
Exelon
5.625%, 06/15/2035	2,065	2,231
3.950%, 06/15/2025	1,840	1,864
Exelon Generation LLC
6.200%, 10/01/2017	159	171
4.000%, 10/01/2020	288	298
FirstEnergy
4.250%, 03/15/2023	2,040	2,069
2.750%, 03/15/2018	650	653
FirstEnergy, Ser C
7.375%, 11/15/2031	4,905	5,913
Florida Power & Light
4.050%, 10/01/2044	3,600	3,571
Great Plains Energy
4.850%, 06/01/2021	27	29
IPALCO Enterprises
5.000%, 05/01/2018	2,380	2,493
Jersey Central Power & Light
7.350%, 02/01/2019	100	113
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	244	266
Kansas City Power & Light
5.300%, 10/01/2041	250	273
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,894	3,642
KeySpan Gas East
5.819%, 04/01/2041 (C)	2,500	2,903
Majapahit Holding BV
7.750%, 01/20/2020	660	742
Metropolitan Edison
3.500%, 03/15/2023 (C)	5,050	4,959
MidAmerican Energy
4.250%, 05/01/2046	765	766
3.500%, 10/15/2024	765	788
Nevada Power
6.500%, 08/01/2018	290	323
5.450%, 05/15/2041	150	169
5.375%, 09/15/2040	45	50

104	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Niagara Mohawk Power
4.881%, 08/15/2019 (C)	$180	$193
NiSource Finance
6.800%, 01/15/2019	3,547	4,004
5.800%, 02/01/2042	471	539
Northern States Power
6.250%, 06/01/2036	130	166
5.350%, 11/01/2039	56	65
Oncor Electric Delivery
6.800%, 09/01/2018	4,135	4,613
Pacific Gas & Electric
8.250%, 10/15/2018	1,570	1,833
6.050%, 03/01/2034	390	468
5.800%, 03/01/2037	560	655
5.400%, 01/15/2040	156	177
4.450%, 04/15/2042	2,360	2,382
3.250%, 09/15/2021	35	36
PacifiCorp
6.250%, 10/15/2037	310	389
5.650%, 07/15/2018	500	548
PECO Energy
4.150%, 10/01/2044	1,985	1,957
3.150%, 10/15/2025	1,405	1,410
Potomac Electric Power
3.600%, 03/15/2024	795	829
PPL Electric Utilities
4.150%, 10/01/2045	850	841
Progress Energy
6.000%, 12/01/2039	200	238
PSEG Power LLC
4.150%, 09/15/2021	122	126
2.750%, 09/15/2016	1,055	1,068
Public Service Electric & Gas MTN
5.375%, 11/01/2039	97	113
3.050%, 11/15/2024	715	717
Public Service of New Hampshire
3.500%, 11/01/2023	960	993
Public Service of New Mexico
7.950%, 05/15/2018	3,000	3,374
Public Service of Oklahoma
5.150%, 12/01/2019	220	241
Puget Energy
6.000%, 09/01/2021	2,080	2,363
San Diego Gas & Electric
6.000%, 06/01/2026	400	496
Sempra Energy
6.500%, 06/01/2016	135	139
6.000%, 10/15/2039	170	195
3.750%, 11/15/2025	1,400	1,414
2.875%, 10/01/2022	140	137
2.850%, 11/15/2020	1,400	1,406
South Carolina Electric & Gas
4.500%, 06/01/2064	52	49

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Southern
2.150%, 09/01/2019	$1,920	$1,900
Southern California Edison
6.650%, 04/01/2029	200	251
3.500%, 10/01/2023	1,015	1,060
Southern California Gas
4.450%, 03/15/2044	1,287	1,356
Southern Star Central Gas Pipeline
6.000%, 06/01/2016 (C)	655	663
Southwestern Electric Power
6.450%, 01/15/2019	672	751
3.900%, 04/01/2045	770	675
Southwestern Public Service
8.750%, 12/01/2018	50	59
Virginia Electric & Power
4.650%, 08/15/2043	1,475	1,572
4.450%, 02/15/2044	505	522
Virginia Electric and Power
5.400%, 04/30/2018	100	109
2.950%, 01/15/2022	1,470	1,482
Wisconsin Electric Power
3.650%, 12/15/2042	183	167
3.100%, 06/01/2025	110	110
2.950%, 09/15/2021	14	14

		118,826

Total Corporate Obligations (Cost $1,488,682) ($ Thousands)		1,488,152

ASSET-BACKED SECURITIES — 10.4%

Automotive — 1.8%
Ally Auto Receivables Trust, Ser 2013-1, Cl A3
0.630%, 05/15/2017	60	60
Ally Auto Receivables Trust, Ser 2014-1, Cl A2
0.480%, 02/15/2017	221	221
Ally Auto Receivables Trust, Ser 2014-1, Cl A4
1.530%, 04/15/2019	1,290	1,291
Ally Auto Receivables Trust, Ser 2014-2, Cl A4
1.840%, 01/15/2020	911	916
Ally Auto Receivables Trust, Ser 2015-1, Cl A3
1.390%, 09/16/2019	1,985	1,985
Ally Auto Receivables Trust, Ser 2015-2, Cl A3
1.490%, 11/15/2019	1,269	1,267
AmeriCredit Automobile Receivables Trust, Ser 2014-1, Cl A3
0.900%, 02/08/2019	126	125

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	105

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Avis Budget Rental Car Funding LLC, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (C)	$1,421	$1,419
Avis Budget Rental Car Funding LLC, Ser 2013-1A, Cl A
1.920%, 09/20/2019 (C)	3,332	3,305
Avis Budget Rental Car Funding LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (C)	590	591
Bank of The West Auto Trust, Ser 2014-1, Cl A3
1.090%, 03/15/2019 (C)	1,141	1,138
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/2019	729	728
California Republic Auto Receivables Trust, Ser 2014-3, Cl A4
1.790%, 03/16/2020	729	732
California Republic Auto Receivables Trust, Ser 2015-1, Cl A3
1.330%, 04/15/2019	1,167	1,163
California Republic Auto Receivables Trust, Ser 2015-1, Cl A4
1.820%, 09/15/2020	1,345	1,347
California Republic Auto Receivables Trust, Ser 2015-2, Cl A3
1.310%, 08/15/2019	795	789
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A4
1.560%, 07/20/2018	1,301	1,304
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A4
1.680%, 04/20/2018	714	716
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A3
1.090%, 03/20/2018	2,101	2,100
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A4
1.470%, 07/20/2018	2,428	2,432
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A3
1.320%, 06/20/2018	300	300
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A4
1.690%, 10/22/2018	1,629	1,633
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A3
1.260%, 05/21/2018	2,575	2,573

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A4
1.620%, 10/22/2018	$736	$739
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A3
1.480%, 11/20/2018	2,361	2,360
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A4
1.830%, 04/22/2019	295	295
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A2
1.420%, 06/20/2018	3,325	3,322
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A3
1.610%, 06/20/2019	2,527	2,519
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A4
1.860%, 10/21/2019	1,329	1,329
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A2
1.390%, 09/20/2018	1,118	1,112
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A3
1.730%, 09/20/2019	1,622	1,617
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A4
1.970%, 01/21/2020	2,404	2,411
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A3
1.940%, 01/21/2020	1,731	1,733
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A2
1.620%, 03/20/2019	1,065	1,059
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A3
1.830%, 03/20/2020	1,401	1,391
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A4
2.010%, 07/20/2020	874	867
CarFinance Capital Auto Trust, Ser 2014-2A, Cl A
1.440%, 11/16/2020 (C)	523	521
Carnow Auto Receivables Trust, Ser 2014-1A, Cl A
0.960%, 01/17/2017 (C)	24	24
Chrysler Capital Auto Receivables Trust, Ser 2014-AA, Cl A3
0.830%, 09/17/2018 (C)	103	103
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (C)	362	362
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (C)	144	143

106	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CPS Auto Receivables Trust, Ser 2014-C, Cl A
1.310%, 02/15/2019 (C)	$520	$517
CPS Auto Receivables Trust, Ser 2014-C, Cl C
3.770%, 08/17/2020 (C)	167	165
CPS Auto Receivables Trust, Ser 2014-D, Cl A
1.490%, 04/15/2019 (C)	646	643
CPS Auto Receivables Trust, Ser 2014-D, Cl C
4.350%, 11/16/2020 (C)	150	150
CPS Auto Trust, Ser 2011-B, Cl A
3.680%, 09/17/2018 (C)	66	66
CPS Auto Trust, Ser 2011-C, Cl A
4.210%, 03/15/2019 (C)	75	75
CPS Auto Trust, Ser 2012-A, Cl A
2.780%, 06/17/2019 (C)	35	35
CPS Auto Trust, Ser 2012-B, Cl A
2.520%, 09/16/2019 (C)	239	240
CPS Auto Trust, Ser 2012-C, Cl A
1.820%, 12/16/2019 (C)	170	169
CPS Auto Trust, Ser 2012-D, Cl A
1.480%, 03/16/2020 (C)	114	113
Credit Acceptance Auto Loan Trust, Ser 2014-1A, Cl A
1.550%, 10/15/2021 (C)	500	498
Exeter Automobile Receivables Trust, Ser 2014-1A, Cl A
1.290%, 05/15/2018 (C)	212	212
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl C
3.260%, 12/16/2019 (C)	135	135
Exeter Automobile Receivables Trust, Ser 2014-3A, Cl A
1.320%, 01/15/2019 (C)	495	495
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/2018 (C)	12	12
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (C)	15	15
Flagship Credit Auto Trust, Ser 2014-2, Cl A
1.430%, 12/16/2019 (C)	285	283
Flagship Credit Auto Trust, Ser 2014-2, Cl B
2.840%, 11/16/2020 (C)	178	179
Flagship Credit Auto Trust, Ser 2014-2, Cl C
3.950%, 12/15/2020 (C)	88	89

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ford Credit Auto Owner Trust, Ser 2013-B, Cl A3
0.570%, 10/15/2017	$544	$544
Ford Credit Auto Owner Trust, Ser 2013-D, Cl A3
0.670%, 04/15/2018	618	617
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (C)	6,492	6,554
Ford Credit Auto Owner Trust, Ser 2015-1, Cl A
2.120%, 07/15/2026 (C)	3,465	3,450
Ford Credit Auto Owner Trust, Ser 2015-2, Cl A
2.440%, 01/15/2027 (C)	1,879	1,887
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	2,653	2,670
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A1
1.500%, 09/15/2018	830	832
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019	767	766
Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A1
1.400%, 08/15/2019	3,800	3,790
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A2
0.767%, 01/15/2022 (A)	4,182	4,143
Hertz Vehicle Financing, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (C)	5,150	5,135
Honda Auto Receivables Owner Trust, Ser 2015-4, Cl A2
0.820%, 07/23/2018	3,615	3,605
Hyundai Auto Receivables Trust, Ser 2011-C, Cl A4
1.300%, 02/15/2018	224	224
Hyundai Auto Receivables Trust, Ser 2013-A, Cl A4
0.750%, 09/17/2018	641	640
Hyundai Auto Receivables Trust, Ser 2013-B, Cl A4
1.010%, 02/15/2019	568	568
Hyundai Auto Receivables Trust, Ser 2013-C, Cl A3
1.010%, 02/15/2018	54	54

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	107

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Hyundai Auto Receivables Trust, Ser 2014-B, Cl A3
0.900%, 12/17/2018	$1,258	$1,257
Nissan Auto Receivables Owner Trust, Ser 2015-C, Cl A2A
0.870%, 11/15/2018	3,600	3,591
Toyota Auto Receivables Owner Trust, Ser 2014-A, Cl A3
0.670%, 12/15/2017	3,357	3,353

		97,813

Credit Cards — 0.2%
Citibank Credit Card Issuance Trust, Ser 2013-A7, Cl A7
0.625%, 09/10/2020 (A)	184	184
Citibank Credit Card Issuance Trust, Ser 2014-A3, Cl A3
0.395%, 05/09/2018 (A)	3,720	3,719
Citibank Credit Card Issuance Trust, Ser 2014-A6, Cl A6
2.150%, 07/15/2021	2,790	2,816
Discover Card Execution Note Trust, Ser 2015-A4, Cl A1
2.190%, 04/17/2023	2,535	2,529
World Financial Network Credit Card Master Trust, Ser 2014-C, Cl A
1.540%, 08/16/2021	565	564

		9,812

Mortgage Related Securities — 0.7%
Aames Mortgage Trust, Ser 2002-1, Cl A3
6.896%, 06/25/2032	45	44
Accredited Mortgage Loan Trust, Ser 2005-3, Cl A1
0.440%, 09/25/2035 (A)	741	740
Argent Securities Asset-Backed Pass-Through Certificates, Ser 2004-W5, Cl AV2
1.237%, 04/25/2034 (A)	1,113	1,051
Argent Securities Asset-Backed Pass-Through Certificates, Ser 2005-W2, Cl A1
0.481%, 10/25/2035 (A)	6,521	6,203
Asset-Backed Funding Certificates, Ser 2005-AQ1, Cl A4
5.010%, 06/25/2035	421	432
Asset-Backed Funding Certificates, Ser 2005-WMC1, Cl M1
0.857%, 06/25/2035 (A)	8	8

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Asset-Backed Securities Home Equity Loan Trust, Ser 2003-HE7, Cl M1
1.171%, 12/15/2033 (A)	$1,934	$1,853
Asset-Backed Securities Home Equity Loan Trust, Ser 2005-HE6, Cl M2
0.731%, 07/25/2035 (A)	470	466
Centex Home Equity, Ser 2003-B, Cl AF4
3.850%, 02/25/2032	96	97
Centex Home Equity, Ser 2003-B, Cl AF6
3.173%, 06/25/2033 (A)	28	28
Centex Home Equity, Ser 2005-A, Cl M1
0.701%, 01/25/2035 (A)	6,058	5,574
Centex Home Equity, Ser 2006-A, Cl AV4
0.447%, 06/25/2036 (A)	75	69
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A4
5.775%, 09/25/2036	2,135	2,216
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
1.017%, 09/15/2029 (A)	299	274
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
1.161%, 05/25/2039 (A) (C)	315	301
GSAA Trust, Ser 2005-6, Cl A3
0.591%, 06/25/2035 (A)	2,158	2,069
JPMorgan Mortgage Acquisition, Ser 05-OPT1, Cl M1
0.647%, 06/25/2035 (A)	3,085	3,064
Master Asset-Backed Securities Trust, Ser 2006-WMC3, Cl A4
0.381%, 08/25/2036 (A)	985	432
Morgan Stanley ABS Capital I Trust, Ser 2005-WMC3, Cl M4
1.151%, 03/25/2035 (A)	5,500	5,407
Renaissance Home Equity Loan Trust, Ser 2005-2, Cl AF3
4.499%, 08/25/2035	248	249
Residential Funding Mortgage Securities II, Ser 2000-HI1, Cl AI7
8.290%, 02/25/2025	5	5
Salomon Brothers Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (C)	61	60
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/2033	107	108

108	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Security National Mortgage Loan Trust, Ser 2007-1A, Cl 2A
0.571%, 04/25/2037 (A) (C)	$463	$391
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF2, Cl A3
0.347%, 07/25/2036 (A)	19	19
Structured Asset Security Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	185	184
UCFC Home Equity Loan, Ser 1998-D, Cl MF1
6.905%, 04/15/2030	362	369
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2004-2, Cl A33
1.221%, 10/25/2034 (A)	6,668	6,470

		38,183

Other Asset-Backed Securities — 7.7%
321 Henderson Receivables, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	2,097	2,202
321 Henderson Receivables, Ser 2014-1A, Cl A
3.960%, 03/15/2063 (C)	1,064	1,109
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
1.021%, 12/27/2022 (A) (C)	264	262
Academic Loan Funding Trust, Ser 2013-1A, Cl A
0.997%, 12/26/2044 (A) (C)	573	556
Access Group, Ser 2006-1, Cl A2
0.503%, 08/25/2023 (A)	1,063	1,054
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	6,840	6,829
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	6,890	6,896
Ally Master Owner Trust, Ser 2014-5, Cl A1
0.687%, 10/15/2019 (A)	3,623	3,617
Ally Master Owner Trust, Ser 2015-2, Cl A1
0.766%, 01/15/2021 (A)	1,794	1,787
ALM XII, Ser 2015-12A, Cl A1
1.867%, 04/16/2027 (A) (C)	2,250	2,234
Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Ser 2005-R5, Cl M1
0.651%, 07/25/2035 (A)	151	151

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
AMMC CLO XIV, Ser 2014-14A, Cl A1L
1.745%, 07/27/2026 (A) (C)	$2,300	$2,277
Apidos CLO XVI, Ser 2014-16A, Cl B
3.115%, 01/19/2025 (A) (C)	500	485
Apidos CLO XVIII, Ser 2014-18A, Cl A1
1.732%, 07/22/2026 (A) (C)	1,500	1,486
Arrowpoint CLO, Ser 2014-2A, Cl A1L
1.836%, 03/12/2026 (A) (C)	1,900	1,876
AXIS Equipment Finance Receivables II LLC, Ser 2013-1A, Cl A
1.750%, 03/20/2017 (C)	101	100
B2R Mortgage Trust, Ser 2015-1, Cl A1
2.524%, 05/15/2048 (C)	165	162
Babson CLO, Ser 2014-IIA, Cl A
1.707%, 10/17/2026 (A) (C)	1,000	989
Ballyrock CLO, Ser 2014-1A, Cl A1
1.797%, 10/20/2026 (A) (C)	1,620	1,609
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
0.597%, 08/25/2043 (A)	1,859	1,831
BlueMountain CLO, Ser 2015-3A, Cl A1
1.813%, 10/20/2027 (A) (C)	2,000	1,966
Brazos Education Loan Authority, Ser 2012-1, Cl A1
0.897%, 12/26/2035 (A)	3,437	3,342
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.529%, 02/25/2035 (A)	4,835	4,734
Brazos Higher Education Authority, Ser 2011-1, Cl A2
1.182%, 02/25/2030 (A)	1,925	1,911
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.320%, 10/27/2036 (A)	3,520	3,388
Business Loan Express Business Loan Trust, Ser 2004-A, Cl A
0.651%, 02/25/2031 (A) (C)	1,193	1,135
BXG Receivables Note Trust, Ser 2012-A, Cl A
2.660%, 12/02/2027 (C)	225	224
Carlyle Global Market Strategies CLO, Ser 2013-4A, Cl C
3.121%, 10/15/2025 (A) (C)	550	541

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	109

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Carlyle Global Market Strategies Commodities Funding, Ser 2014-1A, Cl A
2.221%, 10/15/2021 (A) (C)	$867	$867
Carrington Mortgage Loan Trust, Ser 2005-NC4, Cl A3
0.597%, 09/25/2035 (A)	385	384
Cedar Funding III CLO, Ser 2014-3A, Cl A1
1.863%, 05/20/2026 (A) (C)	1,200	1,191
Cent CLO, Ser 2013-19A, Cl A1A
1.654%, 10/29/2025 (A) (C)	2,250	2,223
CenterPoint Energy Transition Bond LLC, Ser 2008-A, Cl A1
4.192%, 02/01/2020	1,159	1,174
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.350%, 11/25/2034	405	421
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A7
4.277%, 11/25/2034	400	407
CIFC Funding, Ser 2014-1A, Cl B1
2.315%, 04/18/2025 (A) (C)	1,500	1,465
CIFC Funding, Ser 2014-2A, Cl A1L
1.862%, 05/24/2026 (A) (C)	1,000	990
CIT Education Loan Trust, Ser 2007-1, Cl A
0.416%, 03/25/2042 (A) (C)	2,847	2,660
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A5
5.919%, 09/25/2036	6,465	6,463
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
5.838%, 03/25/2037	990	1,028
CNH Equipment Trust, Ser 2014-A, Cl A2
0.490%, 06/15/2017	16	16
Commonbond Student Loan Trust, Ser 2015-A, Cl A1
3.200%, 06/25/2032 (C)	641	645
Community Funding CLO, Ser 2015-1A, Cl A
5.750%, 11/01/2027 (C)	2,990	2,975
Concord Funding LLC, Ser 2012-2, Cl A
3.145%, 01/15/2017 (C)	1,350	1,350
Conseco Financial, Ser 1997-2, Cl A6
7.240%, 06/15/2028 (A)	5	5
Conseco Financial, Ser 1998-2, Cl A5
6.240%, 12/01/2028 (A)	66	68

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Consumer Credit Origination Loan Trust, Ser 2015-1, Cl A
2.820%, 03/15/2021 (C)	$219	$220
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.797%, 06/25/2033 (A)	115	98
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
0.737%, 12/25/2034 (A)	4,763	4,317
Countrywide Asset-Backed Certificates, Ser 2005-11, Cl MV1
0.691%, 02/25/2036 (A)	4,201	4,180
Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
5.689%, 10/25/2046 (A)	158	148
Countrywide Asset-Backed Certificates, Ser 2006-SD3, Cl A1
0.551%, 07/25/2036 (A) (C)	260	217
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A1
1.121%, 10/25/2047 (A)	624	556
Countrywide Asset-Backed Certificates, Ser 2007-4, Cl A4W
5.349%, 04/25/2047 (A)	3,143	3,062
Countrywide Asset-Backed Certificates, Ser 2007-QH1, Cl A1
0.421%, 02/25/2037 (A) (C)	705	498
Covenant Credit Partners CLO, Ser 2014-1A, Cl A
1.797%, 07/20/2026 (A) (C)	500	493
Credit-Based Asset Servicing and Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032	62	61
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF2
5.501%, 12/25/2036	539	389
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF4
3.539%, 12/25/2036	867	654
Credit-Based Asset Servicing and Securitization LLC, Ser 2007-RP1, Cl A
0.531%, 05/25/2046 (A) (C)	7,861	6,636

110	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CWABS Revolving Home Equity Loan Trust, Ser 2004-K, Cl 2A
0.497%, 02/15/2034 (A)	$289	$260
CWHEQ Revolving Home Equity Loan Trust, Ser 2007-A, Cl A
0.317%, 04/15/2037 (A)	6,585	5,976
DRB Prime Student Loan Trust, Ser 2015-B, Cl A2
3.170%, 07/25/2031 (C)	5,361	5,396
Dryden 37 Senior Loan Fund, Ser 2015-37A, Cl A
1.821%, 04/15/2027 (A) (C)	3,860	3,831
Educational Funding of the South, Ser 2011-1, Cl A2
0.970%, 04/25/2035 (A)	2,980	2,908
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
1.221%, 04/25/2033 (A) (C)	4,600	4,462
Equity One Mortgage Pass-Through Trust, Ser 2003-2, Cl M1
5.050%, 09/25/2033 (A)	98	99
First Franklin Mortgage Loan Trust, Ser 2004-FF7, Cl A5
1.221%, 09/25/2034 (A)	8	8
First Franklin Mortgage Loan Trust, Ser 2005-FFH3, Cl M1
0.731%, 09/25/2035 (A)	5,058	5,030
FirstKey Lending Trust, Ser 2015-SFR1, Cl A
2.553%, 03/09/2047 (C)	329	324
Flatiron CLO, Ser 2013-1A, Cl B
3.065%, 01/17/2026 (A) (C)	500	483
Flatiron CLO, Ser 2014-1A, Cl A1
1.669%, 07/17/2026 (A) (C)	3,510	3,466
Galaxy XIX CLO, Ser 2015-19A, Cl A1A
1.870%, 01/24/2027 (A) (C)	1,750	1,737
GLC II Trust, Ser 2014-A, Cl A
4.000%, 12/18/2020 (C)	823	821
GLC Trust, Ser 2014-A, Cl A
3.000%, 07/15/2021 (C)	676	668
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (C)	2,388	2,350
Green Tree Financial, Ser 2008-MH1, Cl A2
8.970%, 04/25/2038 (A) (C)	1,088	1,116
Green Tree Financial, Ser 2008-MH1, Cl A3
8.970%, 04/25/2038 (A) (C)	907	930
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
3.695%, 02/20/2032 (A)	700	643

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
3.707%, 03/13/2032 (A)	$1,125	$1,020
GSAMP Trust, Ser 2006-HE2, Cl A3
0.481%, 03/25/2046 (A)	8,000	7,394
Higher Education Funding I, Ser 2014-1, Cl A
1.379%, 05/25/2034 (A) (C)	3,420	3,331
HSI Asset Securitization Trust, Ser 2006-OPT3, Cl 3A3
0.377%, 02/25/2036 (A)	992	929
ING IM CLO, Ser 2014-1A, Cl A1
1.787%, 04/18/2026 (A) (C)	3,900	3,873
JGWPT XXXII LLC, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	2,782	2,809
JGWPT XXXIII LLC, Ser 2014-3A, Cl A
3.500%, 06/15/2077 (C)	1,296	1,301
JPMorgan Mortgage Acquisition, Ser 2007-CH1, Cl AV4
0.327%, 11/25/2036 (A)	734	733
Key Resorts LLC, Ser 2014-A, Cl A
3.220%, 03/17/2031 (C)	423	421
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	152	158
Long Beach Mortgage Loan Trust, Ser 2005-1, Cl M2
1.016%, 02/25/2035 (A)	5,745	5,710
Madison Avenue Manufactured Housing Contract Trust, Ser 2002-A, Cl M2
2.471%, 03/25/2032 (A)	3	3
Magnetite VI, Ser 2015-6A, Cl CR
2.937%, 09/15/2023 (A) (C)	1,500	1,467
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	2,662	2,821
Mid-State Trust, Ser 2004-1, Cl A
6.005%, 08/15/2037	399	426
Mid-State Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (C)	4,692	5,027
Nationstar Agency Advance Funding Trust, Ser 2013-T2A, Cl AT2
1.892%, 02/18/2048 (C)	232	229
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2A
2.650%, 12/15/2028 (C)	1,191	1,184

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	111

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Navient Student Loan Trust, Ser 2014-1, Cl A2
0.507%, 03/27/2023 (A)	$1,388	$1,370
Navient Student Loan Trust, Ser 2014-1, Cl A3
0.707%, 06/25/2031 (A)	5,330	5,154
Navient Student Loan Trust, Ser 2014-2, Cl A
0.837%, 03/25/2043 (A)	6,407	6,016
Navient Student Loan Trust, Ser 2014-3, Cl A
0.817%, 03/25/2043 (A)	6,452	6,067
Navient Student Loan Trust, Ser 2014-4, Cl A
0.817%, 03/25/2043 (A)	4,607	4,327
Navient Student Loan Trust, Ser 2014-8, Cl A2
0.637%, 04/25/2023 (A)	1,300	1,287
Navient Student Loan Trust, Ser 2014-8, Cl B
1.697%, 07/26/2049 (A)	134	120
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.500%, 10/27/2036 (A)	2,125	2,025
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
0.480%, 01/25/2037 (A)	1,820	1,772
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.430%, 10/25/2033 (A)	2,231	2,129
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.419%, 03/23/2037 (A)	1,848	1,745
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
0.439%, 12/24/2035 (A)	6,032	5,704
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
0.499%, 03/22/2032 (A)	742	670
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.468%, 11/23/2022 (A)	135	134
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.400%, 10/26/2026 (A)	322	321
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
1.021%, 04/25/2046 (A) (C)	829	828
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.147%, 11/25/2043 (A) (C)	3,735	3,418
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2
0.821%, 09/25/2042 (A) (C)	6,575	6,333

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Neuberger Berman CLO, Ser 2014-16A, Cl A1
1.759%, 04/15/2026 (A) (C)	$1,060	$1,049
Normandy Mortgage Loan LLC, Ser 2013-NPL3, Cl A
4.949%, 09/16/2043 (C)	249	249
NYMT Residential, Ser 2012-RP1A
4.250%, 12/25/2017 (A) (C)	214	214
NYMT Residential, Ser 2013-RP3A
4.850%, 09/25/2018 (C)	273	273
Oak Hill Advisors Residential Loan Trust, Ser 2014-NPL2, Cl A1
3.475%, 04/25/2054 (C)	768	765
Oak Hill Advisors Residential Loan Trust, Ser 2014-NPL2, Cl A2
4.000%, 04/25/2054 (C)	343	339
OHA Loan Funding, Ser 2014-1A, Cl A1
1.817%, 10/20/2026 (A) (C)	3,000	2,977
OneMain Financial Issuance Trust, Ser 2015-1A, Cl A
3.190%, 03/18/2026 (C)	1,151	1,155
OZLM VIII, Ser 2014-8A, Cl A1A
1.729%, 10/17/2026 (A) (C)	2,000	1,982
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2004-WCW1, Cl M2
1.217%, 09/25/2034 (A)	249	247
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2004-WWF1, Cl M2
1.241%, 12/25/2034 (A)	429	429
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WCH1, Cl M2
1.001%, 01/25/2036 (A)	1,758	1,747
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WCW2, Cl A2D
0.591%, 07/25/2035 (A)	2,876	2,872
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WCW2, Cl M1
0.721%, 07/25/2035 (A)	7,350	7,273

112	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Progreso Receivables Funding II LLC, Ser 2014-A, Cl A
3.500%, 07/08/2019 (C)	$1,000	$1,002
Progreso Receivables Funding LLC, Ser 2015-A, Cl A
3.625%, 02/08/2020 (C)	1,030	1,031
RAMP Trust, Ser 2002-RS4, Cl AI5
6.163%, 08/25/2032	3	3
RAMP Trust, Ser 2003-RS10, Cl AI6
6.360%, 11/25/2033	467	496
RAMP Trust, Ser 2003-RS11, Cl AI6A
6.480%, 12/25/2033	410	443
RAMP Trust, Ser 2006-RZ1, Cl A3
0.497%, 03/25/2036 (A)	434	425
RAMP Trust, Ser 2006-RZ3, Cl A2
0.381%, 08/25/2036 (A)	2,123	2,103
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/2019	2,470	2,568
Saranac CLO II, Ser 2014-2A, Cl B
2.383%, 02/20/2025 (A) (C)	1,750	1,694
SBA Small Business Investment, Ser 2015-10A, Cl 1
2.517%, 03/10/2025	655	663
Selene Non-Performing Loans LLC, Ser 2014-1A, Cl A
2.981%, 05/25/2054 (C)	208	206
Shackleton CLO, Ser 2013-4A, Cl B1
2.286%, 01/13/2025 (A) (C)	1,450	1,418
SLC Student Loan Trust, Ser 2007-2, Cl A2
0.762%, 05/15/2028 (A)	773	764
SLM Private Education Loan Trust, Ser 2012-B, Cl A2
3.480%, 10/15/2030 (C)	636	648
SLM Private Education Loan Trust, Ser 2012-D, Cl A2
2.950%, 02/15/2046 (C)	3,042	3,083
SLM Private Education Loan Trust, Ser 2013-A, Cl A2B
1.247%, 05/17/2027 (A) (C)	721	716
SLM Private Education Loan Trust, Ser 2013-B, Cl A1
0.847%, 07/15/2022 (A) (C)	924	921
SLM Private Education Loan Trust, Ser 2013-B, Cl A2A
1.850%, 06/17/2030 (C)	1,591	1,555

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SLM Private Education Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (C)	$669	$677
SLM Private Education Loan Trust, Ser 2014-A, Cl A1
0.796%, 07/15/2022 (A) (C)	1,721	1,716
SLM Private Education Loan Trust, Ser 2014-A, Cl A2A
2.590%, 01/15/2026 (C)	1,128	1,128
SLM Student Loan Trust, Ser 2003-12, Cl B
0.927%, 03/15/2038 (A)	1,682	1,494
SLM Student Loan Trust, Ser 2003-4, Cl A5D
1.087%, 03/15/2033 (A) (C)	1,762	1,674
SLM Student Loan Trust, Ser 2004-10, Cl A6A
0.870%, 04/27/2026 (A) (C)	3,200	3,159
SLM Student Loan Trust, Ser 2004-3, Cl A5
0.490%, 07/25/2023 (A)	2,478	2,421
SLM Student Loan Trust, Ser 2004-8, Cl B
0.780%, 01/25/2040 (A)	445	379
SLM Student Loan Trust, Ser 2004-8A, Cl A5
0.820%, 04/25/2024 (A) (C)	5,275	5,232
SLM Student Loan Trust, Ser 2005-5, Cl A3
0.420%, 04/25/2025 (A)	247	245
SLM Student Loan Trust, Ser 2005-5, Cl A4
0.460%, 10/25/2028 (A)	2,900	2,725
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.520%, 07/27/2026 (A)	994	999
SLM Student Loan Trust, Ser 2005-6, Cl A6
0.460%, 10/27/2031 (A)	2,089	1,983
SLM Student Loan Trust, Ser 2005-7, Cl A4
0.470%, 10/25/2029 (A)	1,657	1,557
SLM Student Loan Trust, Ser 2005-9, Cl A5
0.440%, 01/27/2025 (A)	997	993
SLM Student Loan Trust, Ser 2006-2, Cl A6
0.490%, 01/25/2041 (A)	4,250	3,765
SLM Student Loan Trust, Ser 2006-3, Cl A5
0.420%, 01/25/2021 (A)	2,551	2,445
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.480%, 01/25/2041 (A)	4,250	3,716

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	113

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SLM Student Loan Trust, Ser 2007-2, Cl A3
0.360%, 01/25/2019 (A)	$3,943	$3,896
SLM Student Loan Trust, Ser 2007-2, Cl A4
0.380%, 07/25/2022 (A)	2,920	2,748
SLM Student Loan Trust, Ser 2007-2, Cl B
0.490%, 07/25/2025 (A)	934	784
SLM Student Loan Trust, Ser 2007-3, Cl A3
0.360%, 04/25/2019 (A)	4,119	4,062
SLM Student Loan Trust, Ser 2007-5, Cl A5
0.400%, 01/25/2024 (A)	991	979
SLM Student Loan Trust, Ser 2007-6, Cl B
1.170%, 04/27/2043 (A)	987	824
SLM Student Loan Trust, Ser 2008-2, Cl B
1.520%, 01/25/2029 (A)	1,155	942
SLM Student Loan Trust, Ser 2008-3, Cl B
1.520%, 04/25/2029 (A)	1,155	943
SLM Student Loan Trust, Ser 2008-4, Cl B
2.170%, 04/25/2029 (A)	1,155	1,047
SLM Student Loan Trust, Ser 2008-5, Cl A3
1.620%, 01/25/2018 (A)	117	117
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.020%, 07/25/2023 (A)	3,010	3,031
SLM Student Loan Trust, Ser 2008-5, Cl B
2.170%, 07/25/2029 (A)	1,155	1,071
SLM Student Loan Trust, Ser 2008-6, Cl B
2.170%, 07/25/2029 (A)	1,155	1,061
SLM Student Loan Trust, Ser 2008-7, Cl B
2.170%, 07/25/2029 (A)	1,155	1,007
SLM Student Loan Trust, Ser 2008-8, Cl B
2.570%, 10/25/2029 (A)	1,155	1,099
SLM Student Loan Trust, Ser 2008-9, Cl A
1.820%, 04/25/2023 (A)	5,760	5,790
SLM Student Loan Trust, Ser 2008-9, Cl B
2.570%, 10/25/2029 (A)	1,155	1,111
SLM Student Loan Trust, Ser 2010-1, Cl A
0.621%, 03/25/2025 (A)	298	292

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SLM Student Loan Trust, Ser 2011-2, Cl A2
1.421%, 10/25/2034 (A)	$495	$489
SLM Student Loan Trust, Ser 2012-6, Cl A3
0.947%, 05/26/2026 (A)	1,094	1,083
SLM Student Loan Trust, Ser 2012-6, Cl B
1.221%, 04/27/2043 (A)	1,862	1,647
SLM Student Loan Trust, Ser 2012-C, Cl A1
1.297%, 08/15/2023 (A) (C)	1,046	1,046
SLM Student Loan Trust, Ser 2012-E, Cl A1
0.947%, 10/16/2023 (A) (C)	695	694
SLM Student Loan Trust, Ser 2012-E, Cl A2B
1.947%, 06/15/2045 (A) (C)	568	573
SLM Student Loan Trust, Ser 2013-1, Cl B
2.021%, 11/25/2043 (A)	487	433
SLM Student Loan Trust, Ser 2013-2, Cl B
1.697%, 06/25/2043 (A)	373	330
SLM Student Loan Trust, Ser 2013-3, Cl B
1.721%, 09/25/2043 (A)	768	710
SLM Student Loan Trust, Ser 2013-4, Cl A
0.747%, 06/25/2027 (A)	2,434	2,357
SLM Student Loan Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (C)	3,227	3,163
SLM Student Loan Trust, Ser 2014-2, Cl A3
0.811%, 03/26/2029 (A)	6,404	6,118
Small Business Administration, Ser 2015-20F, Cl 1
2.980%, 06/01/2035	420	427
SMB Private Education Loan Trust, Ser 2015-A, Cl A1
0.797%, 07/17/2023 (A) (C)	522	520
SMB Private Education Loan Trust, Ser 2015-A, Cl A2A
2.490%, 06/15/2027 (C)	2,370	2,320
SMB Private Education Loan Trust, Ser 2015-A, Cl A2B
1.197%, 06/15/2027 (A) (C)	1,812	1,789
SMB Private Education Loan Trust, Ser 2015-B, Cl A2A
2.980%, 07/15/2027 (C)	1,578	1,590
SMB Private Education Loan Trust, Ser 2015-B, Cl A2B
1.397%, 07/15/2027 (A) (C)	1,902	1,892

114	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SMB Private Education Loan Trust, Ser 2015-C, Cl A1
1.094%, 07/15/2022 (A) (C)	$2,230	$2,228
SMB Private Education Loan Trust, Ser 2015-C, Cl A2A
2.750%, 07/15/2027 (C)	1,090	1,080
SMB Private Education Loan Trust, Ser 2015-C, Cl A2B
1.594%, 07/15/2027 (A) (C)	954	950
SpringCastle America Funding LLC, Ser 2014-AA, Cl A
2.700%, 05/25/2023 (C)	1,864	1,868
SpringCastle America Funding LLC, Ser 2014-AA, Cl B
4.610%, 10/25/2027 (C)	600	605
Springleaf Funding Trust, Ser 2013-AA, Cl A
2.580%, 09/15/2021 (C)	677	676
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022 (C)	933	932
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
0.771%, 09/25/2034 (A)	3,364	3,212
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF2, Cl A3
0.797%, 05/25/2035 (A)	7,135	7,136
Sunset Mortgage Loan, Ser 2014-NPL2, Cl A
3.721%, 11/16/2044 (C)	1,154	1,147
Trade MAPS 1, Ser 2013-1A, Cl A
0.895%, 12/10/2018 (A) (C)	3,109	3,091
Trafigura Securitisation Finance, Ser 2014-1A, Cl A
1.147%, 10/15/2021 (A) (C)	957	951
Truman Capital Mortgage Loan Trust, Ser 2014-NPL1, Cl A1
3.228%, 07/25/2053 (C)	280	279
Truman Capital Mortgage Loan Trust, Ser 2014-NPL2, Cl A1
3.125%, 06/25/2054 (C)	73	73
Truman Capital Mortgage Loan Trust, Ser 2014-NPL2, Cl A2
4.000%, 06/25/2054 (C)	301	296
Truman Capital Mortgage Loan Trust, Ser 2014-NPL3, Cl A1
3.125%, 04/25/2053 (C)	257	256
U.S. Small Business Administration, Ser 2013-20L, Cl 1
3.380%, 12/01/2033	1,123	1,174

Description		Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. Small Business Administration, Ser 2015-20A, Cl 1
2.520%, 01/01/2035		$1,086	$1,092
US Residential Opportunity Fund Trust, Ser 2015-1III, Cl A
3.721%, 01/27/2035 (C)		831	828
Venture XV CLO, Ser 2013-15A, Cl B1
2.371%, 07/15/2025 (A) (C)		800	783
Venture XVI CLO, Ser 2014-16A, Cl A1L
1.821%, 04/15/2026 (A) (C)		4,020	3,982
VOLT XIX LLC, Ser 2014-NP11, Cl A1
3.875%, 04/25/2055 (C)		566	566
VOLT XXVI LLC, Ser 2014-NPL6, Cl A1
3.125%, 09/25/2043 (C)		911	910
VOLT XXX LLC, Ser 2015-NPL1, Cl A1
3.625%, 10/25/2057 (C)		700	697
VOLT XXXI LLC, Ser 2015-NPL2, Cl A1
3.375%, 02/25/2055 (C)		651	648
VOLT, Ser 2014-NPL6, Cl A2
4.250%, 09/25/2043		420	414
VOLT, Ser 2014-NPL7, Cl A1
3.375%, 08/27/2057 (C)		1,119	1,116
VOLT, Ser 2014-NPL8, Cl A1
3.375%, 10/26/2054 (C)		287	286
Voya CLO, Ser 2014-4A, Cl A1
1.821%, 10/14/2026 (A) (C)		3,500	3,468
Westgate Resorts LLC, Ser 2012-3A, Cl A
2.500%, 03/20/2025 (C)		126	126

			405,851

Total Asset-Backed Securities (Cost $552,644) ($ Thousands)			551,659

SOVEREIGN DEBT — 2.2%
African Development Bank
8.800%, 09/01/2019		700	858
Brazilian Government International Bond
5.000%, 01/27/2045		2,990	2,198
China Government Bond
3.390%, 05/21/2025	CNY	5,000	775

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	115

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2015

Description		Face Amount ($ Thousands)	Market Value ($ Thousands)
3.380%, 11/21/2024	CNY	$3,000	$464
3.310%, 11/30/2025	CNY	23,000	3,574
FMS Wertmanagement AoeR
1.000%, 11/21/2017		1,660	1,655
Hashemite Kingdom of Jordan Government AID Bond
2.578%, 06/30/2022		2,176	2,209
Israel Government AID Bond
5.500%, 09/18/2033		1,000	1,299
3.544%, 11/01/2024 (B)		1,000	769
3.030%, 02/15/2025 (B)		1,000	766
2.959%, 08/15/2025 (B)		1,000	749
Japan Bank for International Cooperation
1.750%, 05/28/2020		2,160	2,127
Japan Finance Organization for Municipalities
4.000%, 01/13/2021		3,600	3,901
Japan Treasury Discount Bills
0.000%, 12/10/2015 (B)	JPY	940,000	7,625
Province of Quebec Canada
7.500%, 07/15/2023		260	341
2.625%, 02/13/2023		5,600	5,597
Republic of Colombia
5.625%, 02/26/2044		6,830	6,506
5.000%, 06/15/2045		200	175
4.500%, 01/28/2026		1,178	1,163
Republic of Indonesia
5.875%, 01/15/2024 (C)		1,264	1,368
5.875%, 03/13/2020		190	208
4.875%, 05/05/2021		500	517
3.750%, 04/25/2022 (C)		360	348
3.750%, 04/25/2022		500	483
Republic of Paraguay
6.100%, 08/11/2044 (C)		960	938
Republic of Peru
6.550%, 03/14/2037		300	355
5.625%, 11/18/2050		2,460	2,595
Republic of Poland
5.000%, 03/23/2022		380	423
4.000%, 01/22/2024		7,630	8,065
Republic of Slovakia
4.375%, 05/21/2022 (C)		2,515	2,803
Republic of Slovenia
5.850%, 05/10/2023 (C)		655	750
5.500%, 10/26/2022 (C)		996	1,117
5.250%, 02/18/2024 (C)		3,600	4,003
Republic of South Africa
5.875%, 09/16/2025		4,750	5,124

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Republic of Turkey
5.750%, 03/22/2024	$2,070	$2,204
5.625%, 03/30/2021	562	598
Republic of Uruguay
4.375%, 10/27/2027	725	718
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030	3,109	3,694
4.500%, 04/04/2022	2,400	2,468
United Mexican States MTN
6.050%, 01/11/2040	394	442
5.750%, 10/12/2110	2,617	2,519
5.550%, 01/21/2045	20,210	21,220
4.750%, 03/08/2044	968	910
4.000%, 10/02/2023	84	86
3.600%, 01/30/2025	3,190	3,152
3.500%, 01/21/2021	300	306

Total Sovereign Debt (Cost $107,740) ($ Thousands)		110,165

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.7%
FFCB
0.287%, 02/27/2017 (A)	7,130	7,129
FHLB
5.500%, 07/15/2036	200	263
1.250%, 06/28/2017 (G)	7,510	7,502
0.875%, 05/24/2017	100	100
FHLMC
1.620%, 11/21/2019	810	812
FICO STRIPS, PO
9.800%, 04/06/2018	7,590	9,107
8.600%, 09/26/2019	5,655	7,107
1.386%, 11/02/2018 (B)	9,315	8,931
1.350%, 08/03/2018 (B)	1,480	1,428
1.315%, 05/11/2018 (B)	3,620	3,503
1.302%, 04/06/2018 (B)	2,920	2,836
1.281%, 02/08/2018 (B)	960	935
0.000%, 12/06/2018 to 09/26/2019 (B)	6,395	6,105
FNMA
2.625%, 09/06/2024	1,458	1,482
2.581%, 10/09/2019 (B)	13,505	12,492
0.000%, 05/15/2030 (B)	1,800	1,109
Residual Funding Principal STRIPS
1.972%, 10/15/2020 (B)	4,950	4,498
Resolution Funding STRIPS
1.813%, 10/15/2019 (B)	440	411
Tennessee Valley Authority
5.880%, 04/01/2036	1,550	2,010
5.250%, 09/15/2039	498	608
4.625%, 09/15/2060	231	244
4.250%, 09/15/2065	1,904	1,869
3.875%, 02/15/2021	3,090	3,380
2.875%, 09/15/2024	3,748	3,803

116	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Tennessee Valley Authority Generic STRIPS
5.741%, 07/15/2028 (B)	$1,500	$969
Tennessee Valley Authority Principal STRIPS, PO
0.000%, 11/01/2025 (B)	1,000	733

Total U.S. Government Agency Obligations (Cost $85,080) ($ Thousands)		89,366

MUNICIPAL BONDS — 0.5%
Brazos, Higher Education Authority, Ser 2006-2, Cl A9, RB
3.735%, 12/26/2024 (A)	1,155	1,116
California State, Build America Project, GO
7.600%, 11/01/2040	1,180	1,774
6.650%, 03/01/2022	70	85
City of Chicago, Ser B, GO
6.314%, 01/01/2044	1,560	1,524
City of Los Angeles, Department of Airports, RB
6.582%, 05/15/2039	180	234
City of New York, Build America Project, GO
5.047%, 10/01/2024	4,000	4,546
City of New York, Build America Project, GO Callable 12/01/20 @ 100
6.646%, 12/01/2031	2,000	2,334
County of Clark, Airport System Revenue, Ser C-BUILD, RB
6.820%, 07/01/2045	1,930	2,683
Illinois State, GO
5.100%, 06/01/2033	270	256
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,300	1,852
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	1,724	2,379
New York State, Dormitory Authority, RB
5.600%, 03/15/2040	280	342
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	1,539	2,116
Northstars Education Finance Authority, Ser 2007-1, Cl A2, RB
1.073%, 01/29/2046 (A)	50	48

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	$1,144	$1,107
Ohio State, American Municipal Power, RB
7.499%, 02/15/2050	200	269
Port Authority of New York & New Jersey, Build America Project, RB
5.647%, 11/01/2040	200	237
Port Authority of New York & New Jersey, RB
4.458%, 10/01/2062	1,795	1,741
South Carolina State, Student Loan, Ser A-2, Cl A2, RB
0.444%, 12/01/2020 (A)	372	372
Virginia State, Housing Development Authority, Ser C, RB
6.000%, 06/25/2034	225	234

Total Municipal Bonds (Cost $22,245) ($ Thousands)		25,249

U.S. TREASURY OBLIGATIONS — 26.4%
U.S. Treasury Bills
0.060%, 01/07/2016 (B) (H)	610	610
0.002%, 02/25/2016 (B) (H)	300	300
U.S. Treasury Bonds
4.500%, 05/15/2038	500	644
3.750%, 11/15/2043	5,520	6,376
3.625%, 08/15/2043	7,830	8,843
3.375%, 05/15/2044	4,648	5,001
3.125%, 02/15/2043	12,823	13,176
3.000%, 11/15/2044	9,690	9,685
3.000%, 05/15/2045	63,868	63,808
3.000%, 11/15/2045	5,954	5,965
2.875%, 05/15/2043	20,550	20,084
2.875%, 08/15/2045	63,759	62,197
2.750%, 08/15/2042	9,025	8,637
2.750%, 11/15/2042	90	86
2.519%, 08/15/2044 (B)	6,620	2,687
2.500%, 02/15/2045	111,696	100,526
U.S. Treasury Inflation-Protected Securities
2.500%, 07/15/2016	10,363	10,546
2.375%, 01/15/2025	17,820	17,287
2.125%, 02/15/2040	528	634
2.000%, 01/15/2016	8,943	8,940
1.750%, 01/15/2028	227	252
1.375%, 02/15/2044	21,792	30,244
0.750%, 02/15/2042	5,781	5,179
0.750%, 02/15/2045	8,478	12,986
0.625%, 01/15/2024	989	987
0.625%, 02/15/2043	4,357	16,943
0.375%, 07/15/2025	783	7,586
0.125%, 04/15/2016	11,998	11,938

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	117

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
0.125%, 04/15/2017	$6,647	$6,638
0.125%, 07/15/2024	13,473	12,918
U.S. Treasury Notes
4.250%, 11/15/2017	7,253	7,341
3.625%, 08/15/2019	8,460	9,130
3.500%, 02/15/2018	9,250	9,351
3.125%, 05/15/2019	400	424
2.250%, 11/15/2025	37,075	37,181
2.125%, 12/31/2021	200	203
2.125%, 05/15/2025	967	959
2.000%, 10/31/2021	100	101
2.000%, 11/30/2022	6,480	6,482
2.000%, 08/15/2025	79,264	77,682
1.875%, 10/31/2022	11,531	11,441
1.750%, 09/30/2019	38,480	38,899
1.750%, 05/15/2023	2,000	1,958
1.625%, 03/31/2019	35,749	36,073
1.625%, 04/30/2019	1,200	1,211
1.625%, 06/30/2019	3,350	3,377
1.625%, 07/31/2019	885	892
1.625%, 12/31/2019	42,690	42,802
1.625%, 06/30/2020	23,663	23,659
1.625%, 07/31/2020	16,422	16,410
1.625%, 11/30/2020	47,640	47,571
1.500%, 01/31/2019	6,993	7,038
1.500%, 05/31/2019	2,630	2,641
1.500%, 11/30/2019	45,045	44,966
1.375%, 03/31/2020	5,014	4,970
1.375%, 09/30/2020	37,035	36,546
1.375%, 10/31/2020	77,442	76,389
1.250%, 11/15/2018	21,461	21,475
1.250%, 01/31/2020	10,055	9,936
1.125%, 06/15/2018	17,885	17,886
1.000%, 05/15/2018	18,590	18,544
1.000%, 05/31/2018	21,775	21,712
1.000%, 09/15/2018	5,186	5,159
0.875%, 05/15/2017	1,667	1,668
0.875%, 08/15/2017	1,901	1,901
0.875%, 11/30/2017	60,486	60,377
0.875%, 01/15/2018	18,656	18,601
0.875%, 10/15/2018	19,572	19,384
0.750%, 10/31/2017	47,322	47,157
0.750%, 12/31/2017	4,875	4,851
0.750%, 04/15/2018	32,223	31,978
0.625%, 05/31/2017	10,818	10,782
0.625%, 08/31/2017	15,265	15,193
0.625%, 09/30/2017	18,102	18,011
U.S. Treasury STRIPS
6.176%, 05/15/2026 (B)	500	386
5.741%, 05/15/2029 (B)	100	70
5.710%, 08/15/2024 (B)	200	163
5.360%, 05/15/2034 (B)	500	290
5.049%, 11/15/2029 (B)	1,450	991
5.025%, 11/15/2033 (B)	1,000	592
4.541%, 08/15/2033 (B)	1,150	687
4.428%, 02/15/2030 (B)	2,150	1,453

Description	Face Amount ($ Thousands) /Contracts	Market Value ($ Thousands)
4.342%, 02/15/2034 (B)	$1,000	$585
4.319%, 08/15/2030 (B)	1,850	1,231
4.266%, 11/15/2030 (B)	4,250	2,803
4.168%, 05/15/2030 (B)	2,400	1,610
3.941%, 05/15/2020 (B)	5,600	5,184
3.863%, 02/15/2032 (B)	1,950	1,229
3.858%, 05/15/2032 (B)	2,650	1,657
3.851%, 11/15/2031 (B)	3,215	2,046
3.812%, 02/15/2028 (B)	2,473	1,796
3.653%, 11/15/2032 (B)	3,700	2,272
3.556%, 08/15/2028 (B)	2,800	1,996
3.485%, 08/15/2034 (B)	300	172
3.438%, 02/15/2033 (B)	1,100	670
3.394%, 05/15/2031 (B)	2,230	1,446
3.358%, 05/15/2024 (B)	2,800	2,306
3.279%, 05/15/2028 (B)	670	482
3.221%, 02/15/2029 (B)	3,980	2,789
3.113%, 05/15/2033 (B)	2,750	1,658
3.033%, 08/15/2032 (B)	1,000	620
3.019%, 08/15/2029 (B)	3,500	2,412
2.833%, 05/15/2023 (B)	5,200	4,419
2.820%, 11/15/2021 (B)	2,425	2,152
2.804%, 11/15/2028 (B)	800	565
2.670%, 08/15/2023 (B)	2,800	2,362
2.575%, 08/15/2039 (B)	100	49
2.418%, 05/15/2022 (B)	3,725	3,256
2.392%, 02/15/2024 (B)	3,575	2,969
2.334%, 11/15/2023 (B)	2,500	2,092
1.952%, 05/15/2021 (B)	4,500	4,051
1.942%, 08/15/2021 (B)	2,000	1,789
1.705%, 11/15/2027 (B)	15,750	11,545
1.661%, 11/15/2034 (B)	1,000	569
1.572%, 11/15/2019 (B)	1,000	939
1.486%, 08/15/2019 (B)	1,000	946

Total U.S. Treasury Obligations (Cost $1,395,124) ($ Thousands)		1,399,314

CASH EQUIVALENT — 4.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%**†	250,206,318	250,206

Total Cash Equivalent (Cost $250,206) ($ Thousands)		250,206

Total Investments — 105.6% (Cost $5,562,946) ($ Thousands)		$5,596,210

PURCHASED OPTIONS — 0.0%
January 2016, Euro Dollar Future Put, Expires 01/16/2016, Strike Price $98.75*	167	$45

118	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Contracts	Market Value ($ Thousands)
January 2016, Euro Dollar Future Put, Expires 01/16/2016, Strike Price $98.88*	182	$83
January 2016, U.S. 10 Year Future Option Call, Expires 12/19/2015, Strike Price $127.00*	129	54
January 2016, U.S. 10 Year Future Option Call, Expires 12/19/2015, Strike Price $126.50*	98	61
January 2016, U.S. 10 Year Future Option Put, Expires 12/19/2015, Strike Price $125.50*	115	34
March 2016, IMM Euro Dollar Future Call, Expires 03/19/2016, Strike Price $99.50*	248	12
March 2016, IMM Euro Dollar Future Put, Expires 03/19/2016, Strike Price $99.38*	1,309	229

Total Purchased Options (Cost $393) ($ Thousands)		$518

PURCHASED SWAPTION — 0.0%
February 2019, 3-Month LIBOR Put, Expires: 01/14/2019, Strike Rate: 5.000%*	8,145,000	$72

Total Purchased Swaption (Cost Received $547) ($ Thousands)		$72

WRITTEN OPTIONS — 0.0%
February 2016, U.S. Bond Future Option Call, Expires 01/16/16, Strike Price $158.00*	(47)	$(39)
February 2016, U.S. Bond Future Option Call, Expires 01/16/16, Strike Price $149.00*	(47)	(27)
January 2016, U.S. 10 Year Future Option Call, Expires 12/19/15, Strike Price $131.00*	(70)	(1)
January 2016, U.S. 10 Year Future Option Call, Expires 12/19/15, Strike Price $130.50*	(81)	(3)
January 2016, U.S. 10 Year Future Option Call, Expires 12/19/15, Strike Price $123.50*	(95)	(4)

Description	Contracts	Market Value ($ Thousands)
January 2016, U.S. 10 Year Future Option Call, Expires 12/19/15, Strike Price $125.00*	(70)	$(13)
January 2016, U.S. 10 Year Future Option Call, Expires 12/19/15, Strike Price $124.50*	(25)	(3)
January 2016, U.S. 10 Year Future Option Call, Expires 12/19/15, Strike Price $127.50*	(95)	(25)
January 2016, U.S. Bond Future Option Call, Expires 12/19/15, Strike Price $149.00*	(56)	(12)
January 2016, U.S. Bond Future Option Call, Expires 12/19/15, Strike Price $148.00*	(71)	(10)
January 2016, U.S. Bond Future Option Call, Expires 12/19/15, Strike Price $161.00*	(56)	(6)
January 2016, U.S. Bond Future Option Call, Expires 12/19/15, Strike Price $160.00*	(38)	(6)
March 2016, IMM Euro Dollar Future Call, Expires 03/19/16, Strike Price $99.25*	(1,634)	(82)
March 2016, IMM Euro Dollar Future Call, Expires 03/19/16, Strike Price $99.25*	(110)	(37)
March 2016, U.S. 10 Year Future Option Call, Expires 02/20/16, Strike Price $127.50*	(47)	(33)
March 2016, U.S. 10 Year Future Option Call, Expires 02/20/16, Strike Price $131.00*	(46)	(6)

Total Written Options (Premiums Received $527) ($ Thousands)		$(307)

WRITTEN SWAPTION — 0.0%
February 2019, 3-Month LIBOR Put, Expires: 01/14/2019, Strike Rate: 5.000%*	(30,730,000)	$(81)

Total Written Swaption (Premiums Received $795) ($ Thousands)		$(81)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	119

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2015

A list of the open futures contracts held by the Fund at November 30, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	(82)	Jun-2016	$9
90-Day Euro$	(408)	Dec-2016	(14)
90-Day Euro$	(136)	Dec-2007	68
Euro	(40)	Dec-2015	313
Euro-Bobl	38	Dec-2015	77
Euro-Bund	(2,682)	Mar-2016	(357)
Euro-Bund	(120)	Dec-2015	(650)
U.S. 10-Year Treasury Note	520	Mar-2016	53
U.S. 2-Year Treasury Note	(1,154)	Apr-2016	29
U.S. 5-Year Treasury Note	133	Apr-2016	41
U.S. Long Treasury Bond	(714)	Mar-2016	(432)
U.S. Ultra Long Treasury Bond	600	Mar-2016	595

			$(268)

For the period ended November 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at November 30, 2015, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
12/10/15	JPY	940,000	USD	7,536	$(92)
01/19/16-02/16/16	EUR	30,971	USD	34,743	1,973
02/16/16	USD	1,880	EUR	1,718	(61)

					$1,820

A list of the counterparties for the open forward foreign currency contracts held by the Fund at November 30, 2015, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	$(7,629)	$7,536	$(92)
Brown Brothers Harriman	(34,650)	36,562	1,912

			$1,820

For the period ended November 30, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

120	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

A list of the open OTC swap agreements held by the Fund at November 30, 2015 is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Barclays Bank PLC	2.48%	3-Month USD - LIBOR	11/15/2027	$4,105	$(454)
Barclays Bank PLC	2.42%	3-Month USD - LIBOR	11/15/2027	4,110	(417)
Citigroup	2.71%	3-Month USD - LIBOR	08/15/2042	8,210	(402)

					$(1,273)

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	Berkshire Hathaway	SELL	1.00%	03/20/2024	$(3,280)	$52
Bank of America	Metlife	SELL	1.00%	06/20/2021	(1,900)	(13)
Bank of America	Metlife	SELL	1.00%	06/20/2021	(1,660)	(12)

						$27

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2015 is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays Bank PLC	1.85%	3-Month USD - LIBOR	07/31/2022	$8,480	$(15)
Barclays Bank PLC	1.96%	3-Month USD - LIBOR	07/31/2022	17,236	(151)
Citigroup	3.68%	3-Month USD - LIBOR	11/15/2043	5,080	(1,184)
Goldman Sachs	1.73%	3-Month USD - LIBOR	06/30/2022	43,875	290
UBS	2.76%	3-Month USD - LIBOR	02/15/2041	14,124	(576)
UBS	1.90%	3-Month USD - LIBOR	08/31/2022	45,600	(186)

					$(1,822)

For the period ended November 30, 2015, the total amount of open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $5,299,150 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2015.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2015.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of November 30, 2015 was $781 ($ Thousands) and represented 0.0% of Net Assets.

(E)	Securities considered illiquid. The total market value of such securities as of November 30, 2015 was $1 ($ Thousands) and represented 0.0% of Net Assets.

(F)	Security in default on interest payments

(G)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on November 30, 2015. The coupon on a step bond changes on a specified date.

(H)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ABS — Asset-Based Security

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

JPY — Japanese Yen

LLC — Limited Liability Company

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — U.S. Dollar

The following is a list of the level of inputs used as of November 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Mortgage-Backed Securities	$—	$1,682,099	$—	$1,682,099
Corporate Obligations	—	1,487,372	780	1,488,152
Asset-Backed Securities	—	551,659	—	551,659
Sovereign Debt	—	110,165	—	110,165
U.S. Government Agency Obligations	—	89,366	—	89,366
Municipal Bonds	—	25,249	—	25,249
U.S. Treasury Obligations	—	1,399,314	—	1,399,314
Cash Equivalent	250,206	—	—	250,206

Total Investments in Securities	$250,206	$5,345,224	$780	$5,596,210

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$518	$—	$518
Purchased Swaption	—	72	—	72
Written Options	—	(307)	—	(307)
Written Swaption	—	(81)	—	(81)
Futures Contracts*
Unrealized Appreciation	1,185	—	—	1,185
Unrealized Depreciation	(1,453)	—	—	(1,453)
Forwards Contracts*
Unrealized Appreciation	—	1,973	—	1,973
Unrealized Depreciation	—	(153)	—	(153)
OTC Swaps
Interest Rate Swaps*
Unrealized Depreciation	—	(1,273)	—	(1,273)
Credit Default Swaps*
Unrealized Appreciation	—	52	—	52
Unrealized Depreciation	—	(25)	—	(25)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	290	—	290
Unrealized Depreciation	—	(2,112)	—	(2,112)

Total Other Financial Instruments	$(268)	$(1,046)	$—	$(1,314)

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended November 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2015 , there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	121

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 74.3%

Consumer Discretionary — 18.8%
Adelphia Communications (escrow security)
10.250%, 06/15/2011 (A)	$125	$1
7.875%, 01/15/2009 (A)	250	2
7.750%, 05/01/2009 (A)	75	1
Adelphia Communications (escrow security), Ser B
9.500%, 02/15/2004	25	—
Affinia Group
7.750%, 05/01/2021	1,020	1,056
Affinity Gaming LLC
9.000%, 05/15/2018	7,185	7,257
Algeco Scotsman Global Finance
8.500%, 10/15/2018 (B)	4,645	3,855
AMC Entertainment
5.875%, 02/15/2022	1,000	1,037
5.750%, 06/15/2025	2,880	2,902
American Axle & Manufacturing
6.250%, 03/15/2021	790	826
American Builders & Contractors Supply
5.750%, 12/15/2023 (B)	900	912
5.625%, 04/15/2021 (B)	1,210	1,228
American Tire Distributors
10.250%, 03/01/2022 (B)	1,690	1,660
Aramark Services
5.750%, 03/15/2020	3,450	3,588
Argos Merger Sub
7.125%, 03/15/2023 (B)	2,295	2,312
Beazer Homes USA
5.750%, 06/15/2019	1,560	1,474
Belo
7.750%, 06/01/2027	2,025	2,174

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bon-Ton Department Stores
8.000%, 06/15/2021	$8,858	$2,525
Boyd Gaming
9.000%, 07/01/2020	1,980	2,119
6.875%, 05/15/2023	1,325	1,386
Brookfield Residential Properties
6.375%, 05/15/2025 (B)	632	591
Burger King Worldwide
6.000%, 04/01/2022 (B)	3,840	3,984
Cable One
5.750%, 06/15/2022 (B)	1,920	1,925
Cablevision Systems
7.750%, 04/15/2018	4,595	4,779
5.875%, 09/15/2022	1,947	1,548
Caesars Entertainment Operating
11.250%, 06/01/2017 (A)	1,645	1,267
9.000%, 02/15/2020 (A)	19,310	15,207
8.500%, 02/15/2020 (A)	1,595	1,268
Caesars Entertainment Resort Properties LLC
8.000%, 10/01/2020	3,310	3,211
Caesars Growth Properties Holdings LLC
9.375%, 05/01/2022	605	499
Caleres
6.250%, 08/15/2023 (B)	1,155	1,138
CCO Holdings LLC
6.625%, 01/31/2022	3,160	3,335
6.500%, 04/30/2021	2,220	2,322
5.875%, 05/01/2027 (B)	1,776	1,763
5.375%, 05/01/2025 (B)	2,973	2,951
5.250%, 03/15/2021	5	5
5.125%, 02/15/2023	2,000	1,989
5.125%, 05/01/2023 (B)	2,049	2,029
CCO Safari II LLC
6.384%, 10/23/2035 (B)	425	440
CCOH Safari LLC
5.750%, 02/15/2026 (B)	1,967	1,977
Cedar Fair
5.375%, 06/01/2024	2,070	2,101
5.250%, 03/15/2021	2,000	2,050
Century Communities
6.875%, 05/15/2022	5,625	5,245
Chester Downs & Marina LLC
9.250%, 02/01/2020 (B)	5,910	4,403
Chinos Intermediate Holdings A
7.750%, 05/01/2019 (B)	730	186
Cinemark USA
7.375%, 06/15/2021	870	913
5.125%, 12/15/2022	1,100	1,100
4.875%, 06/01/2023	835	818
Claire’s Stores
9.000%, 03/15/2019 (B)	5,305	4,005
8.875%, 03/15/2019	3,700	1,406

122	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	$3,610	$3,492
6.500%, 11/15/2022	5,110	5,029
CSC Holdings LLC
8.625%, 02/15/2019	2,375	2,554
6.750%, 11/15/2021	1,000	945
5.250%, 06/01/2024	1,913	1,621
CST Brands
5.000%, 05/01/2023	350	347
Cumulus Media Holdings
7.750%, 05/01/2019	4,285	1,350
Dana Holding
6.750%, 02/15/2021	1,432	1,479
6.000%, 09/15/2023	395	403
5.500%, 12/15/2024	1,060	1,063
5.375%, 09/15/2021	535	540
DISH DBS
6.750%, 06/01/2021	2,505	2,521
5.875%, 07/15/2022	7,154	6,644
5.875%, 11/15/2024	6,115	5,473
5.000%, 03/15/2023	3,055	2,643
Dollar Tree
5.750%, 03/01/2023 (B)	1,460	1,515
DreamWorks Animation SKG
6.875%, 08/15/2020 (B)	1,400	1,386
Empire Today LLC
11.375%, 02/01/2017 (B)	1,841	1,740
ESH Hospitality
5.250%, 05/01/2025‡ (B)	940	928
FCA US LLC
8.250%, 06/15/2021	1,300	1,401
Ferrellgas
6.500%, 05/01/2021	2,650	2,385
Fiat Chrysler Automobiles
5.250%, 04/15/2023	460	455
4.500%, 04/15/2020	295	296
Fontainebleau Las Vegas
10.250%, 06/15/2015 (A) (B)	3,500	—
General Motors
4.875%, 10/02/2023	565	585
General Motors Financial
4.250%, 05/15/2023	325	326
3.450%, 04/10/2022	520	502
Gibson Brands
8.875%, 08/01/2018 (B)	1,436	1,221
Goodyear Tire & Rubber
8.750%, 08/15/2020	580	689
6.500%, 03/01/2021	2,490	2,629
5.125%, 11/15/2023	1,230	1,253
Guitar Center
9.625%, 04/15/2020 (B)	4,945	3,907
6.500%, 04/15/2019 (B)	4,015	3,654
Gymboree
9.125%, 12/01/2018	860	258

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
HD Supply
11.500%, 07/15/2020	$745	$842
7.500%, 07/15/2020	1,567	1,653
5.250%, 12/15/2021 (B)	525	545
Hillman Group
6.375%, 07/15/2022 (B)	890	792
Hilton Worldwide Finance LLC
5.625%, 10/15/2021	420	437
iHeartCommunications
14.000%, 02/01/2021	1,720	434
10.625%, 03/15/2023	1,305	913
10.000%, 01/15/2018	1,285	475
9.000%, 12/15/2019	581	421
9.000%, 03/01/2021	970	667
9.000%, 09/15/2022	3,846	2,625
Inn of the Mountain Gods Resort & Casino
9.250%, 11/30/2020 (B) (C)	6,153	5,691
International Game Technology
6.500%, 02/15/2025 (B)	605	557
6.250%, 02/15/2022 (B)	1,635	1,556
Interval Acquisition
5.625%, 04/15/2023 (B)	3,350	3,350
Isle of Capri Casinos
5.875%, 03/15/2021	740	771
Jarden
6.125%, 11/15/2022	500	516
JC Penney
8.125%, 10/01/2019	1,655	1,581
7.950%, 04/01/2017	998	1,005
6.375%, 10/15/2036	1,160	725
5.750%, 02/15/2018	987	925
5.650%, 06/01/2020	975	838
L Brands
6.950%, 03/01/2033	1,174	1,186
6.875%, 11/01/2035 (B)	2,960	3,034
6.625%, 04/01/2021	1,225	1,375
5.625%, 02/15/2022	1,995	2,119
5.625%, 10/15/2023	585	623
Landry’s
9.375%, 05/01/2020 (B)	1,867	1,981
Lear
5.250%, 01/15/2025	810	829
Liberty Interactive LLC
8.250%, 02/01/2030	4,555	4,674
LIN Television
5.875%, 11/15/2022 (B)	1,089	1,092
LTF Merger Sub
8.500%, 06/15/2023 (B)	4,413	4,259
M/I Homes
6.750%, 01/15/2021 (B)	735	737
McClatchy
9.000%, 12/15/2022	2,465	2,312

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	123

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MGM Resorts International
7.750%, 03/15/2022	$1,815	$1,947
6.750%, 10/01/2020	870	909
6.625%, 12/15/2021	3,625	3,779
6.000%, 03/15/2023	5,607	5,554
5.250%, 03/31/2020	2,045	2,050
Mohegan Tribal Gaming Authority
9.750%, 09/01/2021 (B)	13,429	13,765
Monitronics International
9.125%, 04/01/2020	9,855	7,391
Murphy Oil USA
6.000%, 08/15/2023	1,415	1,489
Neiman Marcus Group LLC
8.000%, 10/15/2021 (B)	500	446
Neiman Marcus Group LLC PIK
8.750%, 10/15/2021 (B)	3,415	3,039
Neptune Finco
10.875%, 10/15/2025 (B)	3,562	3,767
10.125%, 01/15/2023 (B)	6,404	6,692
6.625%, 10/15/2025 (B)	1,210	1,254
Netflix
5.875%, 02/15/2025 (B)	2,315	2,393
5.500%, 02/15/2022 (B)	544	563
New Albertsons
8.700%, 05/01/2030	1,870	1,889
8.000%, 05/01/2031	9,580	9,293
7.750%, 06/15/2026	135	131
7.450%, 08/01/2029	3,095	2,917
Nexstar Broadcasting
6.875%, 11/15/2020	3,475	3,540
6.125%, 02/15/2022 (B)	4,384	4,252
Nine West Holdings
8.250%, 03/15/2019 (B)	6,460	2,649
Omega US Sub LLC
8.750%, 07/15/2023 (B)	3,818	3,532
Party City Holdings
6.125%, 08/15/2023 (B)	1,190	1,133
Petco Animal Supplies
9.250%, 12/01/2018 (B)	1,460	1,500
PF Chang’s China Bistro
10.250%, 06/30/2020 (B)	760	701
Pinnacle Entertainment
7.750%, 04/01/2022	580	637
7.500%, 04/15/2021	3,125	3,293
Quebecor Media (escrow security)
0.000%, 11/15/2013 (A)	1,800	2
0.000%, 03/15/2016 (A)	2,175	3
QVC
4.375%, 03/15/2023	2,000	1,911
Radio One
9.250%, 02/15/2020 (B)	3,580	2,936
7.375%, 04/15/2022 (B)	4,626	4,279
Radio Systems
8.375%, 11/01/2019 (B)	1,260	1,317

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Regal Entertainment Group
5.750%, 03/15/2022	$1,455	$1,477
5.750%, 06/15/2023	190	190
RSI Home Products
6.500%, 03/15/2023 (B)	1,190	1,232
Sally Holdings LLC
5.750%, 06/01/2022	730	761
5.625%, 12/01/2025	3,793	3,845
Schaeffler Finance
4.750%, 05/15/2023 (B)	865	859
Schaeffler Holding Finance PIK
6.750%, 11/15/2022 (B)	2,190	2,371
Scientific Games International
10.000%, 12/01/2022	4,121	3,173
7.000%, 01/01/2022 (B)	1,190	1,148
Serta Simmons Bedding LLC
8.125%, 10/01/2020 (B)	3,030	3,159
Service International
7.500%, 04/01/2027	1,265	1,474
5.375%, 05/15/2024	287	301
ServiceMaster
7.250%, 03/01/2038	4,710	4,436
ServiceMaster LLC
7.450%, 08/15/2027	1,400	1,407
Shingle Springs Tribal Gaming Authority
9.750%, 09/01/2021 (B)	4,400	4,620
Sinclair Television Group
6.125%, 10/01/2022	385	396
5.625%, 08/01/2024 (B)	6,982	6,825
5.375%, 04/01/2021	5,230	5,256
Sirius XM Radio
6.000%, 07/15/2024 (B)	1,375	1,421
5.875%, 10/01/2020 (B)	2,000	2,090
5.750%, 08/01/2021 (B)	1,375	1,421
5.375%, 04/15/2025 (B)	5,580	5,524
4.625%, 05/15/2023 (B)	3,350	3,241
4.250%, 05/15/2020 (B)	1,400	1,407
Six Flags Entertainment
5.250%, 01/15/2021 (B)	4,850	4,965
Spanish Broadcasting System
12.500%, 04/15/2017 (B)	1,641	1,641
Station Casinos LLC
7.500%, 03/01/2021	2,073	2,197
Taylor Morrison Communities
5.625%, 03/01/2024 (B)	4,695	4,537
TEGNA
5.500%, 09/15/2024 (B)	510	514
4.875%, 09/15/2021 (B)	565	568
Tempur Sealy International
6.875%, 12/15/2020	1,175	1,241
5.625%, 10/15/2023 (B)	1,980	2,015
Time
5.750%, 04/15/2022 (B)	1,040	1,004

124	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Time Warner Cable
6.750%, 06/15/2039	$720	$743
5.500%, 09/01/2041	975	896
Townsquare Media
6.500%, 04/01/2023 (B)	4,490	4,232
Toys R Us
10.375%, 08/15/2017	8,705	6,746
Tribune Media
5.875%, 07/15/2022 (B)	3,150	3,150
UCI International
8.625%, 02/15/2019	1,485	743
Univar USA
6.750%, 07/15/2023 (B)	1,232	1,190
Univision Communications
5.125%, 02/15/2025 (B)	3,559	3,439
Viking Cruises
6.250%, 05/15/2025 (B)	5,790	5,443
Vista Outdoor
5.875%, 10/01/2023 (B)	555	570
VTR Finance
6.875%, 01/15/2024 (B)	2,565	2,464
WMG Acquisition
6.750%, 04/15/2022 (B)	4,850	4,304
6.000%, 01/15/2021 (B)	873	884
5.625%, 04/15/2022 (B)	165	162
Wynn Las Vegas LLC
5.500%, 03/01/2025 (B)	3,300	2,954
4.250%, 05/30/2023 (B)	487	419
Yum! Brands
6.875%, 11/15/2037	3,750	3,379
5.350%, 11/01/2043	180	141
ZF North America Capital
4.750%, 04/29/2025 (B)	1,295	1,251
4.500%, 04/29/2022 (B)	795	780

		445,103

Consumer Staples — 6.1%
21st Century Oncology
11.000%, 05/01/2023 (B)	770	585
Albea Beauty Holdings
8.375%, 11/01/2019 (B)	745	782
APX Group
8.750%, 12/01/2020	8,075	6,662
6.375%, 12/01/2019	1,363	1,302
Ashtead Capital
6.500%, 07/15/2022 (B)	2,340	2,445
B&G Foods
4.625%, 06/01/2021	700	691
Bumble Bee Holdco PIK
9.625%, 03/15/2018 (B)	3,022	3,060
Bumble Bee Holdings
9.000%, 12/15/2017 (B)	964	985
Central Garden & Pet
6.125%, 11/15/2023	754	763

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Central Garden and Pet
8.250%, 03/01/2018	$1,471	$1,502
Ceridian HCM Holding
11.000%, 03/15/2021 (B)	1,574	1,236
Chiquita Brands International
7.875%, 02/01/2021	289	306
Concordia Healthcare
7.000%, 04/15/2023 (B)	2,740	2,356
Constellation Brands
4.750%, 12/01/2025	460	466
Cott Beverages
6.750%, 01/01/2020	605	628
5.375%, 07/01/2022	2,867	2,788
CVS Health
5.000%, 12/01/2024 (B)	923	1,008
4.750%, 12/01/2022 (B)	1,585	1,712
Darling Ingredients
5.375%, 01/15/2022	1,000	980
Diamond Foods
7.000%, 03/15/2019 (B)	900	934
DJO Finco
8.125%, 06/15/2021 (B)	2,080	1,872
Elizabeth Arden
7.375%, 03/15/2021	2,571	1,761
Energizer Holdings
5.500%, 06/15/2025 (B)	990	960
Fresenius Medical Care US Finance II
5.625%, 07/31/2019 (B)	1,650	1,784
4.750%, 10/15/2024 (B)	800	802
4.125%, 10/15/2020 (B)	2,250	2,295
Global A&T Electronics
10.000%, 02/01/2019 (B)	415	342
Grifols Worldwide Operations
5.250%, 04/01/2022	4,491	4,558
Harland Clarke Holdings
9.250%, 03/01/2021 (B)	9,691	7,850
HRG Group
7.875%, 07/15/2019	3,950	4,191
7.750%, 01/15/2022 (B)	2,041	2,082
Immucor
11.125%, 08/15/2019	4,175	4,196
inVentiv Health
10.000%, 08/15/2018	445	421
inVentiv Health PIK
10.000%, 08/15/2018 (B)	691	656
Jaguar Holding II
6.375%, 08/01/2023 (B)	716	687
JBS Investments GmbH
7.750%, 10/28/2020 (B)	338	350
7.250%, 04/03/2024 (B)	470	470
JBS USA LLC
5.875%, 07/15/2024 (B)	718	707
5.750%, 06/15/2025 (B)	2,455	2,341

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	125

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
KeHE Distributors LLC
7.625%, 08/15/2021 (B)	$1,900	$1,984
Kronos Acquisition Holdings
9.000%, 08/15/2023 (B)	1,835	1,720
Midas Intermediate Holdco II LLC
7.875%, 10/01/2022 (B)	1,080	1,048
Post Holdings
8.000%, 07/15/2025 (B)	595	623
7.750%, 03/15/2024 (B)	2,405	2,495
7.375%, 02/15/2022	2,840	2,956
6.750%, 12/01/2021 (B)	155	157
6.000%, 12/15/2022 (B)	1,735	1,711
Prestige Brands
5.375%, 12/15/2021 (B)	1,025	989
Quintiles Transnational
4.875%, 05/15/2023 (B)	3,059	3,067
Rite Aid
7.700%, 02/15/2027	3,225	3,975
6.875%, 12/15/2028 (B)	210	246
6.125%, 04/01/2023 (B)	5,780	6,127
Spectrum Brands
6.625%, 11/15/2022	2,240	2,391
6.375%, 11/15/2020	480	514
6.125%, 12/15/2024 (B)	2,363	2,463
5.750%, 07/15/2025 (B)	1,370	1,413
Sterigenics-Nordion Holdings LLC
6.500%, 05/15/2023 (B)	6,015	6,023
SUPERVALU
7.750%, 11/15/2022	3,320	3,088
6.750%, 06/01/2021	5,150	4,790
Truven Health Analytics
10.625%, 06/01/2020	1,598	1,654
Valeant Pharmaceuticals International
7.250%, 07/15/2022 (B)	1,720	1,557
7.000%, 10/01/2020 (B)	4,640	4,315
6.750%, 08/15/2021 (B)	1,165	1,054
6.125%, 04/15/2025 (B)	4,897	4,236
5.875%, 05/15/2023 (B)	3,512	3,038
5.500%, 03/01/2023 (B)	3,967	3,402
5.375%, 03/15/2020 (B)	1,002	897
Valeant Pharmaceuticals International (escrow security)
7.500%, 07/15/2021 (B)	3,755	3,549
6.750%, 08/15/2018 (B)	2,300	2,243
Vector Group
7.750%, 02/15/2021	2,030	2,157

		145,398

Energy — 7.9%
Alpha Natural Resources
6.250%, 06/01/2021 (A)	805	16
6.000%, 06/01/2019 (A)	2,300	46

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
American Energy-Permian Basin LLC
8.000%, 06/15/2020 (B)	$3,158	$2,432
7.375%, 11/01/2021 (B)	430	185
7.125%, 11/01/2020 (B)	220	95
American Greetings
7.375%, 12/01/2021	390	408
Antero Resources
5.125%, 12/01/2022	345	314
Antero Resources Finance
6.000%, 12/01/2020	170	163
5.375%, 11/01/2021	435	400
Arch Coal
8.000%, 01/15/2019 (B)	200	8
7.250%, 06/15/2021	955	19
Atlas Energy Holdings Operating LLC
9.250%, 08/15/2021	1,950	682
7.750%, 01/15/2021	1,350	459
Atwood Oceanics
6.500%, 02/01/2020	1,333	1,006
Basic Energy Services
7.750%, 02/15/2019	3,640	1,292
7.750%, 10/15/2022	1,210	411
Bellatrix Exploration
8.500%, 05/15/2020 (B)	2,206	1,814
Berry Petroleum LLC
6.750%, 11/01/2020	1,408	584
6.375%, 09/15/2022	3,429	1,372
Bill Barrett
7.625%, 10/01/2019	1,889	1,455
Blue Racer Midstream LLC
6.125%, 11/15/2022 (B)	4,337	3,860
BreitBurn Energy Partners
8.625%, 10/15/2020	640	230
7.875%, 04/15/2022	3,050	884
California Resources
6.000%, 11/15/2024	1,115	669
Calumet Specialty Products Partners
7.625%, 01/15/2022	2,165	2,046
Carrizo Oil & Gas
7.500%, 09/15/2020	400	392
6.250%, 04/15/2023	396	361
Chesapeake Energy
7.250%, 12/15/2018	165	98
6.875%, 11/15/2020	340	158
6.625%, 08/15/2020	1,385	654
6.125%, 02/15/2021	870	370
5.750%, 03/15/2023	505	215
4.875%, 04/15/2022	2,055	870
3.571%, 04/15/2019 (D)	85	38
Citgo Holding
10.750%, 02/15/2020 (B)	2,365	2,377

126	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Cloud Peak Energy Resources LLC
8.500%, 12/15/2019	$1,223	$685
Comstock Resources
10.000%, 03/15/2020 (B)	940	550
Concho Resources
5.500%, 04/01/2023	105	102
CONSOL Energy
5.875%, 04/15/2022	420	275
Crestwood Midstream Partners
6.250%, 04/01/2023 (B)	490	414
6.125%, 03/01/2022	360	308
CSI Compressco
7.250%, 08/15/2022	1,415	1,138
Denbury Resources
5.500%, 05/01/2022	1,175	729
4.625%, 07/15/2023	1,253	727
Endeavor Energy Resources
7.000%, 08/15/2021 (B)	3,800	3,667
Energy Transfer Equity
5.875%, 01/15/2024	6,364	5,887
EP Energy LLC
9.375%, 05/01/2020	2,228	1,894
7.750%, 09/01/2022	700	550
6.375%, 06/15/2023	1,160	887
EV Energy Partners
8.000%, 04/15/2019	1,160	754
EXCO Resources
8.500%, 04/15/2022	555	126
Exterran Partners
6.000%, 04/01/2021	1,335	1,155
Genesis Energy
6.750%, 08/01/2022	2,492	2,318
6.000%, 05/15/2023	2,434	2,136
5.750%, 02/15/2021	370	337
Gibson Energy
6.750%, 07/15/2021 (B)	5,200	5,031
Halcon Resources
13.000%, 02/15/2022 (B)	2,372	1,097
8.625%, 02/01/2020 (B)	1,175	925
Hiland Partners
7.250%, 10/01/2020 (B)	2,035	2,096
5.500%, 05/15/2022 (B)	2,569	2,518
IronGate Energy Services LLC
11.000%, 07/01/2018 (B)	500	299
Jupiter Resources
8.500%, 10/01/2022 (B)	5,000	2,100
Kinder Morgan
5.000%, 02/15/2021 (B)	1,180	1,123
Kosmos Energy
7.875%, 08/01/2021	2,035	1,776
Laredo Petroleum
7.375%, 05/01/2022	1,180	1,151
5.625%, 01/15/2022	1,345	1,258

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Legacy Reserves
8.000%, 12/01/2020	$2,250	$1,035
6.625%, 12/01/2021	2,085	818
Linn Energy LLC
8.625%, 04/15/2020	110	28
7.750%, 02/01/2021	1,740	365
6.250%, 11/01/2019	5,110	1,220
MarkWest Energy Partners
5.500%, 02/15/2023	1,710	1,616
4.875%, 12/01/2024	3,215	2,851
4.875%, 06/01/2025	2,495	2,221
MEG Energy
7.000%, 03/31/2024 (B)	1,915	1,623
6.500%, 03/15/2021 (B)	326	280
6.375%, 01/30/2023 (B)	3,025	2,511
Memorial Production Partners
7.625%, 05/01/2021	5,570	3,217
6.875%, 08/01/2022	6,185	3,433
Midstates Petroleum
10.750%, 10/01/2020	3,459	553
10.000%, 06/01/2020	1,250	800
9.250%, 06/01/2021	485	76
Milagro Oil & Gas
10.500%, 05/15/2016 (A)	1,950	595
Murray Energy
11.250%, 04/15/2021 (B)	4,075	907
Newfield Exploration
5.750%, 01/30/2022	395	387
5.375%, 01/01/2026	1,650	1,506
NGL Energy Partners
6.875%, 10/15/2021	1,700	1,530
Northern Oil and Gas
8.000%, 06/01/2020	1,665	1,315
NuStar Logistics
6.750%, 02/01/2021	1,480	1,495
Oasis Petroleum
6.875%, 03/15/2022	2,880	2,470
ONEOK
7.500%, 09/01/2023	1,720	1,651
Pacific Drilling
5.375%, 06/01/2020 (B)	2,722	1,395
Parker Drilling
6.750%, 07/15/2022	1,340	965
PBF Holding LLC
7.000%, 11/15/2023 (B)	1,073	1,073
PBF Logistics
6.875%, 05/15/2023 (B)	4,505	4,223
PDC Energy
7.750%, 10/15/2022	1,340	1,353
Peabody Energy
6.500%, 09/15/2020	160	25
6.250%, 11/15/2021	1,555	245
Petrobras Global Finance
6.850%, 06/05/2115	955	649

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	127

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Petrobras International Finance
6.750%, 01/27/2041	$1,940	$1,329
Pioneer Energy Services
6.125%, 03/15/2022	1,710	966
Range Resources
4.875%, 05/15/2025 (B)	1,895	1,668
Regency Energy Partners
5.875%, 03/01/2022	1,590	1,599
5.500%, 04/15/2023	550	522
5.000%, 10/01/2022	1,845	1,764
Rockies Express Pipeline LLC
6.000%, 01/15/2019 (B)	1,655	1,638
5.625%, 04/15/2020 (B)	3,595	3,523
Rose Rock Midstream
5.625%, 07/15/2022	4,806	4,037
5.625%, 11/15/2023 (B)	700	578
RSP Permian
6.625%, 10/01/2022 (B)	340	338
Sabine Pass Liquefaction LLC
6.250%, 03/15/2022	3,415	3,300
5.750%, 05/15/2024	4,390	4,050
5.625%, 02/01/2021	4,920	4,760
5.625%, 04/15/2023	5,360	4,945
5.625%, 03/01/2025 (B)	4,700	4,312
Sanchez Energy
7.750%, 06/15/2021	110	84
6.125%, 01/15/2023	580	399
SandRidge Energy
8.750%, 01/15/2020	280	50
8.750%, 06/01/2020 (B)	676	257
8.125%, 10/15/2022	3,295	544
7.500%, 03/15/2021	95	15
7.500%, 02/15/2023	4,790	754
SemGroup
7.500%, 06/15/2021	1,970	1,822
SESI LLC
7.125%, 12/15/2021	2,000	1,895
Seventy Seven Energy
6.500%, 07/15/2022	395	63
SM Energy
6.500%, 01/01/2023	250	239
6.125%, 11/15/2022	628	601
5.625%, 06/01/2025	405	361
Summit Midstream Holdings LLC
7.500%, 07/01/2021	1,200	1,140
5.500%, 08/15/2022	1,100	946
Targa Resources Partners
6.750%, 03/15/2024 (B)	3,440	3,268
6.625%, 10/01/2020 (B)	1,970	1,965
5.250%, 05/01/2023	1,050	953
4.125%, 11/15/2019	225	211
Tesoro Logistics
6.250%, 10/15/2022 (B)	355	367
6.125%, 10/15/2021	440	452

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.875%, 10/01/2020	$969	$996
5.500%, 10/15/2019 (B)	355	369
Transocean
6.875%, 12/15/2021	820	616
4.300%, 10/15/2022	480	307
Trinidad Drilling
7.875%, 01/15/2019 (B)	880	810
Tullow Oil PLC
6.250%, 04/15/2022 (B)	928	712
Ultra Petroleum
6.125%, 10/01/2024 (B)	610	220
Unit
6.625%, 05/15/2021	1,950	1,511
Vanguard Natural Resources LLC
7.875%, 04/01/2020	545	283
Walter Energy
9.875%, 12/15/2020 (A)	4,200	11
8.500%, 04/15/2021 (A)	2,060	5
Western Refining Logistics
7.500%, 02/15/2023	1,565	1,577
Whiting Canadian Holding ULC
8.125%, 12/01/2019	590	616
Whiting Petroleum
6.500%, 10/01/2018	670	633
6.250%, 04/01/2023	2,120	1,972
5.750%, 03/15/2021	1,730	1,574
Williams Partners
6.125%, 07/15/2022	625	623
4.875%, 03/15/2024	1,200	1,047
WPX Energy
8.250%, 08/01/2023	1,689	1,579
5.250%, 09/15/2024	510	422
YPF
8.750%, 04/04/2024 (B)	1,345	1,328

		187,753

Financials — 6.6%
AAF Holdings LLC PIK
12.000%, 07/01/2019 (B)	1,039	1,034
Ally Financial
8.000%, 03/15/2020	1,699	1,973
5.750%, 11/20/2025	2,540	2,557
5.125%, 09/30/2024	4,819	4,993
4.625%, 05/19/2022	1,150	1,176
4.625%, 03/30/2025	1,640	1,640
4.125%, 03/30/2020	1,330	1,345
3.500%, 01/27/2019	3,150	3,126
Alphabet Holding PIK
7.750%, 11/01/2017	2,720	2,659
American Equity Investment Life Holding
6.625%, 07/15/2021	1,900	1,998
Aventine (escrow security)
0.000%, 10/15/2049 (A) (E) (F) (G)	2,600	1

128	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bank of America
8.000%, 12/29/2049 (D)	$2,185	$2,259
6.500%, 12/31/2049 (D)	1,935	2,044
5.125%, 12/31/2049 (D)	1,947	1,864
Boart Longyear Management
10.000%, 10/01/2018 (B)	2,500	1,825
7.000%, 04/01/2021 (B)	4,040	1,555
CIT Group
6.625%, 04/01/2018 (B)	300	320
5.500%, 02/15/2019 (B)	3,115	3,263
5.250%, 03/15/2018	720	747
3.875%, 02/19/2019	1,445	1,447
Citigroup
5.950%, 12/29/2049 (D)	1,950	1,918
City National Bank
9.000%, 08/12/2019	4,062	4,860
Communications Sales & Leasing
8.250%, 10/15/2023‡	2,040	1,816
6.000%, 04/15/2023‡ (B)	3,589	3,392
Corrections Corp of America
5.000%, 10/15/2022‡	340	337
4.625%, 05/01/2023‡	1,575	1,494
4.125%, 04/01/2020‡	695	676
Credit Accaptance
7.375%, 03/15/2023	5,395	5,449
Credit Suisse Group
7.500%, 12/11/2048 (B) (D)	2,985	3,146
CTR Partnership
5.875%, 06/01/2021‡	2,680	2,713
CyrusOne
6.375%, 11/15/2022	380	396
Denali Borrower LLC
5.625%, 10/15/2020 (B)	1,210	1,283
Equinix
5.875%, 01/15/2026‡	1,260	1,279
5.750%, 01/01/2025‡	1,150	1,164
5.375%, 01/01/2022‡	255	260
4.875%, 04/01/2020‡	2,785	2,855
FelCor Lodging
6.000%, 06/01/2025	148	152
First Data
5.375%, 08/15/2023 (B)	2,499	2,547
Genworth Holdings
7.625%, 09/24/2021	7,340	6,841
6.500%, 06/15/2034	315	227
Geo Group
6.625%, 02/15/2021‡	475	483
5.875%, 01/15/2022‡	1,315	1,297
5.875%, 10/15/2024‡	1,050	1,025
5.125%, 04/01/2023‡	660	620
GLP Capital
4.875%, 11/01/2020	429	440
HUB International
7.875%, 10/01/2021 (B)	5,795	5,563

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Infinity Acquisition LLC
7.250%, 08/01/2022 (B)	$805	$696
ING Groep
6.500%, 12/31/2049	1,180	1,153
Iron Mountain
6.000%, 10/01/2020‡ (B)	2,470	2,591
6.000%, 08/15/2023‡	790	829
James Hardie International Finance
5.875%, 02/15/2023 (B)	2,255	2,323
Jefferies Finance LLC
6.875%, 04/15/2022 (B)	2,660	2,421
JPMorgan Chase
7.900%, 04/29/2049 (D)	1,967	2,026
6.750%, 08/29/2049 (D)	1,775	1,923
Kennedy-Wilson
5.875%, 04/01/2024	500	494
Lloyds Banking Group
7.500%, 12/01/2099 (D)	7,785	8,377
Mattamy Group
6.500%, 11/15/2020 (B)	1,795	1,746
Millennium (escrow security)
7.625%, 11/15/2026 (A)	200	—
MSCI
5.750%, 08/15/2025 (B)	1,285	1,333
5.250%, 11/15/2024 (B)	1,670	1,720
National Life Insurance
10.500%, 09/15/2039 (B)	1,100	1,680
Nationstar Mortgage LLC
6.500%, 08/01/2018	1,350	1,313
6.500%, 07/01/2021	1,000	905
6.500%, 06/01/2022	2,000	1,780
Opal Acquisition
8.875%, 12/15/2021 (B)	4,600	3,968
Popular
7.000%, 07/01/2019	2,718	2,673
Quicken Loans
5.750%, 05/01/2025 (B)	4,910	4,744
RHP Hotel Properties
5.000%, 04/15/2021‡	2,671	2,718
5.000%, 04/15/2023‡	1,100	1,111
Royal Bank of Scotland Group
8.000%, 12/29/2049 (D)	1,910	2,015
5.125%, 05/28/2024	780	802
Santander Issuances SAU
5.179%, 11/19/2025	1,000	1,004
Societe Generale
8.000%, 12/30/2049 (B) (D)	905	922
US Bancorp
5.125%, 12/29/2049 (D)	1,470	1,478
USI
7.750%, 01/15/2021 (B)	1,690	1,656
Voya Financial
5.650%, 05/15/2053 (D)	2,050	2,065

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	129

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Walter Investment Management
7.875%, 12/15/2021	$1,363	$1,077
Wells Fargo
7.980%, 03/29/2049 (D)	1,950	2,048
Wilton Re Finance LLC
5.875%, 03/30/2033 (B) (D)	2,400	2,505
XL Capital
6.500%, 12/31/2049 (D)	1,530	1,193
York Risk Services Holding
8.500%, 10/01/2022 (B)	2,000	1,640

		156,988

Health Care — 5.7%
Acadia Healthcare
6.125%, 03/15/2021	1,100	1,133
5.625%, 02/15/2023	2,570	2,519
5.125%, 07/01/2022	2,080	2,038
Alere
6.500%, 06/15/2020	230	227
6.375%, 07/01/2023 (B)	165	167
Amsurg
5.625%, 11/30/2020	4,375	4,441
5.625%, 07/15/2022	950	933
Aurora Diagnostics Holdings
10.750%, 01/15/2018	5,820	4,249
CHS
8.000%, 11/15/2019	1,200	1,215
7.125%, 07/15/2020	2,300	2,289
6.875%, 02/01/2022	3,045	2,946
5.125%, 08/01/2021	2,000	2,020
DaVita HealthCare Partners
5.125%, 07/15/2024	5,573	5,559
5.000%, 05/01/2025	4,393	4,217
Endo
6.000%, 07/15/2023 (B)	1,935	1,862
Endo Finance LLC
6.000%, 02/01/2025 (B)	5,592	5,312
ExamWorks Group
5.625%, 04/15/2023	2,350	2,338
HCA
7.500%, 02/15/2022	7,860	8,784
6.500%, 02/15/2020	1,120	1,239
5.875%, 03/15/2022	2,050	2,199
5.875%, 02/15/2026	2,865	2,904
5.375%, 02/01/2025	8,401	8,254
5.250%, 04/15/2025	1,335	1,350
5.000%, 03/15/2024	2,900	2,922
4.750%, 05/01/2023	1,000	993
HCA Holdings
6.250%, 02/15/2021	15	16
HealthSouth
5.750%, 11/01/2024 (B)	3,746	3,615
5.750%, 09/15/2025 (B)	2,851	2,730
5.125%, 03/15/2023	620	597

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Hill-Rom Holdings
5.750%, 09/01/2023 (B)	$3,073	$3,131
Hologic
5.250%, 07/15/2022 (B)	980	1,019
IASIS Healthcare LLC
8.375%, 05/15/2019	5,496	5,166
inVentiv Health
9.000%, 01/15/2018 (B)	1,360	1,397
Kindred Healthcare
8.750%, 01/15/2023	215	203
8.000%, 01/15/2020	2,854	2,669
6.375%, 04/15/2022	4,165	3,483
Kinetic Concepts
12.500%, 11/01/2019	1,745	1,688
10.500%, 11/01/2018	2,485	2,413
LifePoint Health
5.875%, 12/01/2023	1,720	1,731
5.500%, 12/01/2021	3,000	3,000
Mallinckrodt International Finance
5.625%, 10/15/2023 (B)	1,115	962
5.500%, 04/15/2025 (B)	2,083	1,765
4.875%, 04/15/2020 (B)	568	514
4.750%, 04/15/2023	1,700	1,411
Molina Healthcare
5.375%, 11/15/2022 (B)	533	536
MPH Acquisition Holdings LLC
6.625%, 04/01/2022 (B)	1,525	1,540
Surgical Care Affiliates
6.000%, 04/01/2023 (B)	894	878
Team Health
7.250%, 12/15/2023 (B)	1,776	1,829
Tenet Healthcare
8.125%, 04/01/2022	5,060	5,044
8.000%, 08/01/2020	2,200	2,233
6.750%, 02/01/2020	1,997	1,975
6.750%, 06/15/2023	7,695	7,195
6.000%, 10/01/2020	885	940
5.500%, 03/01/2019	1,704	1,653
4.750%, 06/01/2020	1,020	1,030
4.500%, 04/01/2021	550	543
3.837%, 06/15/2020 (B) (D)	733	723

		135,739

Industrials — 7.4%
ACCO Brands
6.750%, 04/30/2020	1,475	1,541
Actuant
5.625%, 06/15/2022	4,000	4,055
ADT
6.250%, 10/15/2021	105	110
3.500%, 07/15/2022	1,240	1,133
AECOM
5.875%, 10/15/2024	1,200	1,215
5.750%, 10/15/2022	175	181

130	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
AerCap Ireland Capital
4.625%, 10/30/2020	$420	$432
4.625%, 07/01/2022	380	384
4.500%, 05/15/2021	3,780	3,860
3.750%, 05/15/2019	375	375
Aerojet Rocketdyne Holdings
7.125%, 03/15/2021	1,595	1,661
Air Medical Merger Sub
6.375%, 05/15/2023 (B)	5,095	4,566
Aircastle
7.625%, 04/15/2020	720	817
5.125%, 03/15/2021	400	416
Allegiant Travel
5.500%, 07/15/2019	196	201
Allegion
5.875%, 09/15/2023	645	668
Allegion US Holding
5.750%, 10/01/2021	1,120	1,154
Apex Tool Group LLC
7.000%, 02/01/2021 (B)	2,055	1,695
Ardagh Finance Holdings
8.625%, 06/15/2019 (B)	35	36
Ardagh Packaging Finance
9.125%, 10/15/2020 (B)	2,555	2,683
7.000%, 11/15/2020 (B)	47	47
6.750%, 01/31/2021 (B)	235	237
6.000%, 06/30/2021 (B)	1,621	1,597
3.337%, 12/15/2019 (B) (D)	715	702
Associated Materials LLC
9.125%, 11/01/2017	525	415
Avis Budget Car Rental LLC
5.500%, 04/01/2023	1,277	1,303
5.250%, 03/15/2025 (B)	1,975	1,901
5.125%, 06/01/2022 (B)	65	64
Beacon Roofing Supply
6.375%, 10/01/2023 (B)	665	693
BlueLine Rental Finance
7.000%, 02/01/2019 (B)	1,175	1,066
Bombardier
7.750%, 03/15/2020 (B)	250	221
7.500%, 03/15/2025 (B)	1,380	1,028
6.000%, 10/15/2022 (B)	1,522	1,145
Builders FirstSource
10.750%, 08/15/2023 (B)	1,970	2,019
7.625%, 06/01/2021 (B)	1,668	1,768
BWAY Holding
9.125%, 08/15/2021 (B)	2,104	1,983
CEB
5.625%, 06/15/2023 (B)	274	276
Cemex
7.250%, 01/15/2021 (B)	1,860	1,874
Cenveo
11.500%, 05/15/2017	4,830	4,238
6.000%, 08/01/2019 (B)	5,392	4,017

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CEVA Group
7.000%, 03/01/2021 (B)	$950	$822
Clean Harbors
5.250%, 08/01/2020	3,675	3,726
CNH Capital LLC
3.625%, 04/15/2018	215	213
CNH Industrial Capital LLC
4.375%, 11/06/2020	470	456
Covanta Holding
5.875%, 03/01/2024	650	636
CPG Merger Sub LLC
8.000%, 10/01/2021 (B)	1,275	1,262
DigitalGlobe
5.250%, 02/01/2021 (B)	4,900	4,165
EnPro Industries
5.875%, 09/15/2022	278	276
FGI Operating LLC
7.875%, 05/01/2020	1,590	1,200
Florida East Coast Holdings
6.750%, 05/01/2019 (B)	2,955	2,896
Gardner Denver
6.875%, 08/15/2021 (B)	3,411	2,788
Gates Global LLC
6.000%, 07/15/2022 (B)	1,905	1,400
General Cable
5.750%, 10/01/2022	1,215	1,021
Gibraltar Industries
6.250%, 02/01/2021	661	681
Great Lakes Dredge & Dock
7.375%, 02/01/2019	1,625	1,536
H&E Equipment Services
7.000%, 09/01/2022	1,145	1,148
Hertz
7.375%, 01/15/2021	435	453
6.250%, 10/15/2022	1,055	1,097
5.875%, 10/15/2020	1,555	1,602
Huntington Ingalls Industries
5.000%, 11/15/2025 (B)	294	298
Icahn Enterprises
6.000%, 08/01/2020	3,400	3,498
5.875%, 02/01/2022	3,650	3,707
4.875%, 03/15/2019	2,961	2,961
International Lease Finance
6.250%, 05/15/2019	675	726
5.875%, 04/01/2019	2,610	2,773
4.625%, 04/15/2021	180	185
Jack Cooper Holdings
10.250%, 06/01/2020 (B)	1,510	1,329
JCH Parent PIK
10.500%, 03/15/2019 (B)	540	340
KLX
5.875%, 12/01/2022 (B)	2,535	2,451
Kratos Defense & Security Solutions
7.000%, 05/15/2019	857	600

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	131

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Masonite International
5.625%, 03/15/2023 (B)	$1,135	$1,186
Meritor
6.750%, 06/15/2021	1,030	1,000
Milacron LLC
7.750%, 02/15/2021 (B)	390	388
Navios South American Logistics
7.250%, 05/01/2022 (B)	1,425	1,140
NCI Building Systems
8.250%, 01/15/2023 (B)	840	886
Nielsen Finance LLC
5.000%, 04/15/2022 (B)	7,230	7,185
4.500%, 10/01/2020	1,425	1,448
Nielsen Luxembourg
5.500%, 10/01/2021 (B)	490	500
Nortek
8.500%, 04/15/2021	1,950	2,018
Novelis
8.375%, 12/15/2017	2,000	1,980
OPE KAG Finance Sub
7.875%, 07/31/2023 (B)	1,340	1,375
Orbital ATK
5.250%, 10/01/2021	620	629
Oshkosh
5.375%, 03/01/2022	575	581
5.375%, 03/01/2025	230	229
Plastipak Holdings
6.500%, 10/01/2021 (B)	1,650	1,613
Reynolds Group Issuer
9.875%, 08/15/2019	1,172	1,216
9.000%, 04/15/2019	2,865	2,908
8.250%, 02/15/2021	3,934	3,944
6.875%, 02/15/2021	1,225	1,268
5.750%, 10/15/2020	7,445	7,631
RR Donnelley & Sons
7.625%, 06/15/2020	1,297	1,349
Sensata Technologies
5.000%, 10/01/2025 (B)	2,957	2,794
4.875%, 10/15/2023 (B)	1,000	970
Sensata Technologies UK Financing
6.250%, 02/15/2026 (B)	2,620	2,702
StandardAero Aviation Holdings
10.000%, 07/15/2023 (B)	6,660	6,660
Summit Materials LLC
6.125%, 07/15/2023 (B)	1,710	1,706
Terex
6.500%, 04/01/2020	700	696
6.000%, 05/15/2021	3,750	3,657
TransDigm
6.500%, 07/15/2024	1,155	1,138
6.500%, 05/15/2025 (B)	980	963
6.000%, 07/15/2022	230	226
Trinseo Materials Operating SCA
6.750%, 05/01/2022 (B)	200	199

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Triumph Group
4.875%, 04/01/2021	$865	$722
United Airlines, Pass-Through Trust, Ser 2013-1, Cl B
5.375%, 08/15/2021	500	517
United Airlines, Pass-Through Trust, Ser 95A1
9.020%, 04/19/2012 (A)	348	1
United Rentals North America
8.250%, 02/01/2021	1,068	1,120
7.625%, 04/15/2022	555	597
6.125%, 06/15/2023	1,175	1,225
5.750%, 11/15/2024	2,950	2,981
5.500%, 07/15/2025	460	460
USG
5.500%, 03/01/2025 (B)	2,702	2,766
Vander Intermediate Holding II PIK
9.750%, 02/01/2019 (B)	685	510
Watco LLC
6.375%, 04/01/2023 (B)	495	493
West
5.375%, 07/15/2022 (B)	135	122
Wise Metals Intermediate Holdings LLC
9.750%, 06/15/2019 (B)	425	308
XPO Logistics
6.500%, 06/15/2022 (B)	2,080	1,914

		175,944

Information Technology — 5.2%
ACI Worldwide
6.375%, 08/15/2020 (B)	580	605
Activision Blizzard
5.625%, 09/15/2021 (B)	2,500	2,633
Advanced Micro Devices
7.750%, 08/01/2020	3,925	2,698
7.500%, 08/15/2022	3,325	2,261
7.000%, 07/01/2024	2,305	1,546
Amkor Technology
6.625%, 06/01/2021	1,090	1,076
6.375%, 10/01/2022	2,515	2,427
Anixter
5.500%, 03/01/2023 (B)	890	903
5.125%, 10/01/2021	3,432	3,484
Aspect Software
10.625%, 05/15/2017	915	764
Audatex North America
6.125%, 11/01/2023 (B)	3,570	3,597
6.000%, 06/15/2021 (B)	2,170	2,189
Bankrate
6.125%, 08/15/2018 (B)	3,170	3,186
Belden
5.500%, 09/01/2022 (B)	910	887

132	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Blackboard
7.750%, 11/15/2019 (B)	$930	$828
BMC Software Finance
8.125%, 07/15/2021 (B)	8,700	6,743
Boxer Parent PIK
9.000%, 10/15/2019 (B)	3,835	2,814
CDW LLC
5.000%, 09/01/2023	2,250	2,261
Cimpress
7.000%, 04/01/2022 (B)	1,078	1,061
CommScope Technologies Finance LLC
6.000%, 06/15/2025 (B)	7,495	7,177
EarthLink Holdings
7.375%, 06/01/2020	1,950	2,004
Emdeon
6.000%, 02/15/2021 (B)	1,758	1,677
Entegris
6.000%, 04/01/2022 (B)	3,440	3,503
Equinix
5.375%, 04/01/2023‡	600	611
First Data
8.250%, 01/15/2021 (B)	2,750	2,874
7.000%, 12/01/2023 (B)	6,190	6,244
6.750%, 11/01/2020 (B)	4,672	4,911
5.750%, 01/15/2024 (B)	6,965	6,965
5.000%, 01/15/2024 (B)	928	928
IMS Health
6.000%, 11/01/2020 (B)	1,585	1,621
Infor Software Parent LLC
7.125%, 05/01/2021 (B)	1,665	1,292
Infor US
6.500%, 05/15/2022 (B)	6,767	6,006
5.750%, 08/15/2020 (B)	540	541
Italics Merger Sub
7.125%, 07/15/2023 (B)	1,165	1,118
Magnachip Semiconductor
6.625%, 07/15/2021	1,170	860
Micron Technology
5.875%, 02/15/2022	2,124	2,136
5.625%, 01/15/2026 (B)	340	312
5.500%, 02/01/2025	3,855	3,576
5.250%, 01/15/2024 (B)	1,575	1,465
NCR
5.000%, 07/15/2022	2,271	2,200
NeuStar
4.500%, 01/15/2023	2,365	1,975
NXP
5.750%, 02/15/2021 (B)	3,050	3,187
5.750%, 03/15/2023 (B)	455	470
Plantronics
5.500%, 05/31/2023 (B)	810	824
Project Homestake Merger
8.875%, 03/01/2023 (B)	1,320	1,256

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Qorvo
7.000%, 12/01/2025 (B)	$1,787	$1,836
6.750%, 12/01/2023 (B)	1,429	1,461
Sabre GLBL
5.375%, 04/15/2023 (B)	895	895
5.250%, 11/15/2023 (B)	1,390	1,369
SS&C Technologies Holdings
5.875%, 07/15/2023 (B)	2,925	3,035
SunGard Data Systems
7.375%, 11/15/2018	375	382
VeriSign
4.625%, 05/01/2023	1,200	1,185
WEX
4.750%, 02/01/2023 (B)	1,475	1,364
Zebra Technologies
7.250%, 10/15/2022	4,404	4,712

		123,935

Materials — 4.1%
AK Steel
8.750%, 12/01/2018	777	661
7.625%, 05/15/2020	1,175	493
7.625%, 10/01/2021	775	314
ArcelorMittal
6.500%, 03/01/2021	870	759
6.125%, 06/01/2025	540	425
Ashland
4.750%, 08/15/2022	2,010	2,000
Axalta Coating Systems US Holdings
7.375%, 05/01/2021 (B)	385	409
Ball
5.250%, 07/01/2025	5,429	5,470
5.000%, 03/15/2022	3,050	3,091
Berry Plastics
6.000%, 10/15/2022 (B)	1,520	1,569
5.125%, 07/15/2023	75	73
BHP Billiton Finance USA
6.250%, 10/19/2075 (B) (D)	740	746
Blue Cube Spinco
9.750%, 10/15/2023 (B)	1,547	1,686
Chemours
7.000%, 05/15/2025 (B)	1,560	1,166
6.625%, 05/15/2023 (B)	1,380	1,038
Constellium
5.750%, 05/15/2024 (B)	250	187
Cornerstone Chemical
9.375%, 03/15/2018 (B)	7,100	7,082
Eldorado
6.125%, 12/15/2020 (B)	1,350	1,244
FMG Resources
9.750%, 03/01/2022 (B)	1,554	1,500
Graphic Packaging International
4.750%, 04/15/2021	1,346	1,376

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	133

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Hecla Mining
6.875%, 05/01/2021	$2,227	$1,754
Hexion
10.000%, 04/15/2020	4,898	3,931
Hexion US Finance
8.875%, 02/01/2018	905	595
6.625%, 04/15/2020	9,258	6,712
Huntsman International LLC
5.125%, 11/15/2022 (B)	980	906
4.875%, 11/15/2020	1,250	1,175
IAMGOLD
6.750%, 10/01/2020 (B)	6,385	4,661
Ineos Group Holdings
6.125%, 08/15/2018 (B)	395	398
5.875%, 02/15/2019 (B)	2,213	2,202
Kissner Milling
7.250%, 06/01/2019 (B)	790	790
LSB Industries
7.750%, 08/01/2019	1,345	1,157
Lundin Mining
7.875%, 11/01/2022 (B)	1,480	1,410
Mirabela Nickel
1.000%, 07/31/2044	23	—
New Gold
7.000%, 04/15/2020 (B)	1,425	1,325
6.250%, 11/15/2022 (B)	3,243	2,761
Nexeo Solutions LLC
8.375%, 03/01/2018	874	804
Noranda Aluminum Acquisition
11.000%, 06/01/2019	385	73
Norbord
6.250%, 04/15/2023	670	668
NOVA Chemicals
5.000%, 05/01/2025 (B)	6,250	6,125
Owens-Brockway Glass Container
6.375%, 08/15/2025 (B)	815	849
5.875%, 08/15/2023 (B)	775	806
PSPC Escrow II
10.375%, 05/01/2021 (B)	91	93
Rain CII Carbon LLC
8.250%, 01/15/2021 (B)	7,705	5,933
8.000%, 12/01/2018 (B)	1,500	1,223
Rayonier AM Products
5.500%, 06/01/2024 (B)	2,230	1,645
Reichhold Holdings
15.000%, 03/13/2017 (E)	580	580
12.000%, 03/31/2017 (E)	960	960
Reichhold Industries
12.000%, 03/31/2017 (E)	385	385
9.000%, 05/08/2017 (A) (B)	1,056	—
Rentech Nitrogen Partners
6.500%, 04/15/2021 (B)	380	377
Ryerson
11.250%, 10/15/2018	441	366
9.000%, 10/15/2017	1,255	1,057

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Sappi Papier Holding GmbH
7.750%, 07/15/2017 (B)	$400	$418
Scotts Miracle-Gro
6.625%, 12/15/2020	400	414
6.000%, 10/15/2023 (B)	520	540
Sealed Air
5.125%, 12/01/2024 (B)	500	511
4.875%, 12/01/2022 (B)	431	437
Signode Industrial Group Lux
6.375%, 05/01/2022 (B)	6,615	6,053
Smurfit Kappa Acquisitions
4.875%, 09/15/2018 (B)	1,400	1,453
Steel Dynamics
5.500%, 10/01/2024	1,445	1,380
TPC Group
8.750%, 12/15/2020 (B)	2,061	1,432
Tronox Finance LLC
7.500%, 03/15/2022 (B)	290	193
WR Grace
5.625%, 10/01/2024 (B)	105	107
5.125%, 10/01/2021 (B)	2,048	2,063

		98,011

Sovereign — 0.1%
Seminole Tribe
6.535%, 10/01/2020 (B)	1,095	1,117

Telecommunication Services — 10.7%
Aegis Merger Sub
10.250%, 02/15/2023 (B)	2,642	2,629
Alcatel-Lucent USA
8.875%, 01/01/2020 (B)	1,215	1,302
6.750%, 11/15/2020 (B)	185	196
Altice Financing
6.625%, 02/15/2023 (B)	3,448	3,420
6.500%, 01/15/2022 (B)	2,230	2,241
Altice Finco
8.125%, 01/15/2024 (B)	840	800
7.625%, 02/15/2025 (B)	280	256
Altice Luxembourg
7.750%, 05/15/2022 (B)	5,755	5,381
7.625%, 02/15/2025 (B)	490	429
Altice US Finance
7.750%, 07/15/2025 (B)	2,080	1,997
Altice US Finance I
5.375%, 07/15/2023 (B)	3,875	3,875
Avaya
10.500%, 03/01/2021 (B)	699	231
9.000%, 04/01/2019 (B)	1,560	1,240
7.000%, 04/01/2019 (B)	1,495	1,177
CCO Safari II LLC
4.908%, 07/23/2025 (B)	860	873
CenturyLink
6.750%, 12/01/2023	6,320	6,000

134	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.800%, 03/15/2022	$1,220	$1,132
5.625%, 04/01/2020	2,754	2,730
5.625%, 04/01/2025	1,801	1,549
Clearwire Communications LLC
8.250%, 12/01/2040 (B)	489	494
Cogeco Cable
4.875%, 05/01/2020 (B)	1,050	1,050
Cogent Communications Finance
5.625%, 04/15/2021 (B)	2,500	2,344
Cogent Communications Group
5.375%, 03/01/2022 (B)	2,144	2,096
Columbus International
7.375%, 03/30/2021 (B)	1,930	2,021
CommScope
5.500%, 06/15/2024 (B)	2,603	2,499
5.000%, 06/15/2021 (B)	1,085	1,050
CommScope Holding PIK
6.625%, 06/01/2020 (B)	1,940	1,964
Digicel
6.000%, 04/15/2021 (B)	895	799
Digicel Group
8.250%, 09/30/2020 (B)	6,311	5,483
7.125%, 04/01/2022 (B)	400	322
6.750%, 03/01/2023 (B)	2,775	2,448
Expo Event Transco
9.000%, 06/15/2021(B)	3,262	3,238
Frontier Communications
11.000%, 09/15/2025 (B)	12,322	12,076
10.500%, 09/15/2022 (B)	6,132	6,078
8.875%, 09/15/2020 (B)	1,356	1,359
7.625%, 04/15/2024	2,193	1,853
7.125%, 01/15/2023	1,255	1,057
6.875%, 01/15/2025	440	361
6.250%, 09/15/2021	200	171
GCI
6.750%, 06/01/2021	924	949
Gray Television
7.500%, 10/01/2020	2,505	2,599
Hughes Satellite Systems
7.625%, 06/15/2021	3,484	3,759
Intelsat Jackson Holdings
7.500%, 04/01/2021	1,390	1,154
7.250%, 04/01/2019	1,075	939
7.250%, 10/15/2020	4,150	3,465
6.625%, 12/15/2022	2,436	1,474
5.500%, 08/01/2023	5,602	4,173
Intelsat Luxembourg
8.125%, 06/01/2023	978	367
7.750%, 06/01/2021	6,135	2,393
6.750%, 06/01/2018	1,015	665
Level 3 Communications
5.750%, 12/01/2022	2,210	2,232
Level 3 Financing
5.625%, 02/01/2023	100	101

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.375%, 08/15/2022	$360	$362
5.375%, 01/15/2024 (B)	1,078	1,079
5.375%, 05/01/2025 (B)	6,240	6,201
5.125%, 05/01/2023 (B)	2,895	2,873
McGraw-Hill Global Education Holdings LLC
9.750%, 04/01/2021	565	617
MDC Partners
6.750%, 04/01/2020 (B)	1,613	1,650
Midcontinent Communications & Midcontinent Finance
6.875%, 08/15/2023 (B)	3,702	3,767
6.250%, 08/01/2021 (B)	440	448
Nortel Networks
9.003%, 07/15/2011 (A)	2,209	1,944
Numericable Group
6.250%, 05/15/2024 (B)	1,524	1,501
6.000%, 05/15/2022 (B)	8,000	7,900
Outfront Media Capital LLC
5.875%, 03/15/2025	2,800	2,880
5.625%, 02/15/2024	200	206
5.250%, 02/15/2022	605	621
Quebecor Media
5.750%, 01/15/2023	1,695	1,708
Qwest Capital Funding
7.750%, 02/15/2031	730	673
RCN Telecom Services LLC
8.500%, 08/15/2020 (B)	1,175	1,198
Sable International Finance
8.750%, 02/01/2020 (B)	80	84
6.875%, 08/01/2022 (B)	1,405	1,412
SBA Communications
4.875%, 07/15/2022	945	939
SBA Telecommunications
5.750%, 07/15/2020	634	662
SoftBank Group
6.000%, 07/30/2025	515	530
5.375%, 07/30/2022	245	246
4.500%, 04/15/2020 (B)	3,056	3,048
Sprint
7.875%, 09/15/2023	16,410	13,210
7.625%, 02/15/2025	7,798	6,126
7.250%, 09/15/2021	4,409	3,571
7.125%, 06/15/2024	6,010	4,598
Sprint Capital
8.750%, 03/15/2032	4,570	3,570
6.900%, 05/01/2019	3,470	3,088
6.875%, 11/15/2028	8,346	6,009
Sprint Communications
9.000%, 11/15/2018 (B)	695	751
Telecom Italia
5.303%, 05/30/2024 (B)	1,125	1,144
T-Mobile USA
6.731%, 04/28/2022	2,695	2,776

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	135

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
6.633%, 04/28/2021	$595	$615
6.625%, 04/01/2023	300	308
6.542%, 04/28/2020	665	687
6.500%, 01/15/2026	6,097	6,089
6.375%, 03/01/2025	3,105	3,089
6.000%, 03/01/2023	565	568
U.S. Cellular
6.700%, 12/15/2033	625	567
Unitymedia Hessen GmbH & KG
5.500%, 01/15/2023 (B)	2,500	2,512
Univision Communications
8.500%, 05/15/2021 (B)	4,493	4,673
UPCB Finance IV
5.375%, 01/15/2025 (B)	2,740	2,651
UPCB Finance VI
6.875%, 01/15/2022 (B)	591	628
Videotron
5.375%, 06/15/2024 (B)	420	424
5.000%, 07/15/2022	2,705	2,719
Virgin Media Finance
5.750%, 01/15/2025 (B)	869	845
Virgin Media Secured Finance
5.375%, 04/15/2021 (B)	2,876	2,962
5.250%, 01/15/2026 (B)	4,195	4,111
Visant
10.000%, 10/01/2017	710	728
Wave Holdco LLC PIK
8.250%, 07/15/2019 (B)	759	740
WideOpenWest Finance LLC
13.375%, 10/15/2019	800	782
10.250%, 07/15/2019	2,625	2,513
Wind Acquisition Finance
7.375%, 04/23/2021 (B)	2,755	2,659
4.750%, 07/15/2020 (B)	2,200	2,194
Windstream
7.750%, 10/01/2021	2,585	2,062
7.500%, 06/01/2022	495	381
7.500%, 04/01/2023	185	141
6.375%, 08/01/2023	1,570	1,166
Zayo Group LLC
6.375%, 05/15/2025 (B)	745	711
6.000%, 04/01/2023 (B)	8,117	7,813
Ziggo Bond Finance
5.875%, 01/15/2025 (B)	435	409

		253,630

Utilities — 1.7%
AES
7.375%, 07/01/2021	800	824
5.500%, 03/15/2024	500	456
5.500%, 04/15/2025	2,075	1,862
4.875%, 05/15/2023	1,570	1,415

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
AES Gener
8.375%, 12/18/2073 (B) (D)	$705	$722
AmeriGas Finance LLC
7.000%, 05/20/2022	4,494	4,629
Calpine
5.500%, 02/01/2024	810	752
5.375%, 01/15/2023	1,330	1,240
DPL
6.750%, 10/01/2019	905	921
Dynegy
7.625%, 11/01/2024	2,830	2,689
7.375%, 11/01/2022	3,095	2,983
5.875%, 06/01/2023	4,268	3,836
Enel
8.750%, 09/24/2073 (B) (D)	1,469	1,689
Ferrellgas
6.750%, 01/15/2022	97	87
GenOn Americas Generation LLC
9.125%, 05/01/2031	800	620
8.500%, 10/01/2021	4,725	4,016
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/2023 (B)	2,800	2,835
NRG Energy
8.250%, 09/01/2020	340	350
7.875%, 05/15/2021	1,430	1,427
6.250%, 07/15/2022	530	490
6.250%, 05/01/2024	1,864	1,687
NSG Holdings LLC
7.750%, 12/15/2025 (B)	1,968	2,160
RJS Power Holdings LLC
4.625%, 07/15/2019 (B)	2,000	1,805
Talen Energy Supply LLC
6.500%, 06/01/2025 (B)	221	190

		39,685

Total Corporate Obligations (Cost $1,932,942) ($ Thousands)		1,763,303

COLLATERALIZED DEBT OBLIGATIONS — 7.9%

Other Asset-Backed Securities — 7.9%
B&M CLO Ltd., Ser 2014-1A, Cl D
5.067%, 04/16/2026 (B) (D)	3,529	2,607
B&M CLO Ltd., Ser 2014-1A, Cl C
4.067%, 04/16/2026 (B) (D)	2,142	1,870
B&M CLO Ltd., Ser 2014-1A, Cl E
6.067%, 04/16/2026 (B) (D)	2,520	1,578
Battalion CLO III Ltd., Ser 2012-3A
0.000%, 01/18/2025 (B) (D)	2,697	1,736
Battalion CLO Ltd., Ser 2013-4A
0.000%, 10/22/2025 (B)	1,560	546
Battalion CLO V Ltd., Ser 2014-5A
0.000%, 04/17/2026 (B) (D)	3,445	1,309

136	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Battalion CLO VII Ltd., Ser 2014-7A, Cl D
5.615%, 10/17/2026 (B) (D)	$2,323	$1,956
Battalion CLO VII Ltd., Ser 2014-7A
0.000%, 10/17/2026 (B)	4,118	2,718
Battalion CLO VIII, Ser 2015-8A
0.000%, 04/18/2027 (B)	4,720	4,390
Battalion CLO VIII, Ser 2015-8A, Cl D
5.765%, 04/18/2027 (B) (D)	1,268	1,071
Benefit Street Partners CLO
7.233%, 10/15/2025	1,556	1,448
Benefit Street Partners CLO III, Ser 2013-IIIA
0.000%, 01/20/2026 (B) (D)	2,636	1,608
Benefit Street Partners CLO IV
0.000%, 07/20/2026	3	2,224
Benefit Street Partners CLO V
0.000%, 10/20/2026	6,413	4,008
Benefit Street Partners CLO VIII
0.000%, 01/20/2028 (B)	45	4,050
Benefit Street Partners CLO VIII, Ser 2015-8A, Cl D
5.823%, 01/20/2028 (B) (D)	1,443	1,221
Benefit Street Partners CLO, Ser 2015-VIA
0.000%, 04/18/2027	9,535	7,151
Benefit Street Partners CLO, Ser 2015-VII
0.000%, 07/18/2027	9,035	7,286
Carlyle Global Market Strategies, Ser 14-3A
0.000%, 07/27/2026 (B)	4,812	3,296
Cathedral Lake CLO Ltd., Ser 2015-3A, Cl D
5.816%, 01/15/2026 (B) (D)	1,718	1,718
Cathedral Lake CLO Ltd., Ser 2015-3A, Cl E
7.866%, 01/15/2026	1,575	1,559
Cathedral Lake III Ltd.
0.000%, 01/15/2026 (B)	2,005	1,699
CVP Cascade CLO Ltd., Ser 2014-2A, Cl D
5.117%, 07/18/2026 (B) (D)	1,752	1,210
CVP Cascade CLO Ltd., Ser 2014-2A, Cl E
6.117%, 07/18/2026 (B) (D)	2,531	1,561
Fifth Street Senior Loan Fund LLC, Ser 2015-1A, Cl E
7.495%, 01/20/2027 (B) (D)	5,110	4,886
Fifth Street Senior Loan Fund LLC, Ser 2015-2A, Cl D
7.669%, 09/29/2027	6,350	5,712

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Fifth Street Senior Loan Fund LLC, Ser 2015-2A
0.000%, 09/29/2027 (B)	$6,200	$5,518
Figueroa CLO, Ser 2013-1I
0.000%, 03/21/2024	7,644	4,462
Figueroa CLO, Ser 2013-2
0.000%, 12/15/2025	3,070	2,391
Fortress Credit Opportunities III CLO LP, Ser 2014-3A, Cl E
6.573%, 04/28/2026 (B) (D)	3,518	3,282
Fortress Credit Opportunities VI CLO LP, Ser 2015-6A, Cl F
7.020%, 03/31/2027 (B) (D)	2,270	2,153
Great Lakes CLO Ltd, Ser 2015-1
0.000%, 07/15/2026	5,593	4,474
Great Lakes CLO Ltd., Ser 2012-1A
0.000%, 01/15/2023 (B)	2,877	2,014
Great Lakes CLO Ltd., Ser 2012-1A, Cl E
5.821%, 01/15/2023 (B) (D)	3,292	2,848
Great Lakes CLO Ltd., Ser 2014-1A
0.000%, 04/15/2025	7,057	4,940
Great Lakes CLO Ltd., Ser 2014-1A, Cl F
6.321%, 04/15/2025 (B) (D)	2,520	1,802
Great Lakes CLO Ltd., Ser 2015-1A, Cl E
7.021%, 07/15/2026	3,854	3,276
Great Lakes CLO Ltd., Ser 2015-1A, Cl F
7.821%, 07/15/2026	1,756	1,335
Hildene CLO Ltd., Ser 2014-2A, Cl D
4.015%, 07/19/2026 (B) (D)	2,013	1,837
Hildene CLO Ltd., Ser 2014-2A, Cl E
5.415%, 07/19/2026 (B) (D)	2,013	1,668
Jamestown CLO VII, Ser 2015-7A, Cl E
7.032%, 07/25/2027 (B) (D)	2,291	1,707
Jamestown CLO VII, Ser 2015-7A, Cl D
5.782%, 07/25/2027 (B) (D)	2,291	1,864
JFIN Revolver CLO Ltd., Ser 2013-1A, Cl B
2.317%, 01/20/2021 (B) (D)	2,010	1,990
JFIN Revolver CLO Ltd., Ser 2014-2A, Cl C
3.120%, 02/20/2022 (B) (D)	2,049	1,998
JFIN Revolver CLO Ltd., Ser 2015-2A, Cl E
7.327%, 10/19/2026	5,000	4,750

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	137

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
KVK CLO, Ser 2012-2A
0.000%, 02/10/2025 (B)	$2,956	$1,182
Lockwood Grove CLO Ltd., Ser 2014-1A, Cl E
6.880%, 01/25/2024 (B) (D)	2,809	2,662
Lockwood Grove CLO Ltd., Ser 2014-1A
0.000%, 01/25/2024 (B)	4,865	3,892
MidOcean Credit CLO III, Ser 2014-3A, Cl F
6.317%, 07/21/2026 (B) (D)	2,032	1,448
Nelder Grove CLO Ltd., Ser 2014-1A, Cl E
7.075%, 08/28/2026 (B) (D)	3,074	2,736
Nelder Grove CLO Ltd., Ser 2014-1A, Cl D1
4.845%, 08/28/2026 (B) (D)	2,049	1,977
Neuberger Berman CLO XIII, Ser 2012-13A
0.000%, 01/23/2024 (B)	542	190
Neuberger Berman CLO XVI, Ser 2014-16A
0.000%, 04/15/2026 (B)	2,625	1,155
0.000%, 04/15/2026 (B)	175	110
NewStar Arlington Senior Loan Program LLC, Ser 2014-1A, Cl E
6.420%, 07/25/2025 (B) (D)	2,026	1,835
NewStar Clarendon Fund CLO LLC, Ser 2015-1A, Cl E
6.370%, 01/25/2027 (B) (D)	4,470	3,742
NXT Capital CLO LLC, Ser 2012-1A, Cl E
7.817%, 07/20/2022 (B) (D)	3,047	3,047
OCP CLO, Ser 2012-2A
0.000%, 11/22/2023 (B)	2,940	1,470
Peaks CLO Ltd., Ser 2014-1A, Cl D
4.821%, 06/15/2026 (B) (D)	1,015	936
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.579%, 08/01/2024 (B) (D)	16,044	15,595
Shackleton CLO Ltd., Ser 2014-6A
0.000%, 07/17/2026 (B)	7,965	3,982
Trinitas CLO Ltd., Ser 2014-1A
0.000%, 04/15/2026 (B)	3,530	2,047
Trinitas CLO Ltd., Ser 2014-2A, Cl D
4.121%, 07/15/2026 (B) (D)	2,481	2,117
Venture X CLO, Ser 2012-10A
0.000%, 07/20/2022 (B)	7,029	4,378
Venture XI CLO, Ser 2012-11A
0.000%, 11/14/2022 (B)	7,097	3,194
Venture XII CLO, Ser 2013-12A
0.000%, 02/28/2024 (B)	3,764	2,221

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Venture XIV CLO
0.000%, 08/25/2025 (B)	$113	$68
Venture XIV CLO, Ser 2013-14A
0.000%, 08/28/2025 (B)	1,842	1,142
Venture XV CLO, Ser 2013-15A
0.000%, 07/25/2025 (B)	3,475	1,963

Total Collateralized Debt Obligations (Cost $191,143) ($ Thousands)		187,816

LOAN PARTICIPATIONS — 7.0%
21st Century Oncology, 1st Lien
6.500%, 04/28/2022	1,272	1,065
Acadia Healthcare Company, Term Loan, 1st Lien
4.250%, 02/11/2022	993	994
Accudyne Industries, Term Loan, 1st Lien
4.000%, 12/13/2019 (D)	1,125	985
Affinion Group Holdings, Term Loan
6.750%, 04/30/2018	1,407	1,308
Albertson’s, Term Loan B2, 1st Lien
5.375%, 05/21/2019	1,420	1,416
Albertson’s, Term Loan B4, 1st Lien
5.500%, 08/25/2021	1,605	1,602
Alinta Energy Finance, Delayed Term Loan
6.375%, 08/13/2018	167	165
Alinta Ltd., Cov-Lite, 1st Lien
6.375%, 08/13/2019	2,509	2,482
American Energy, Term Loan
5.250%, 08/04/2020	700	235
American Renal Holdings, Term Loan, 2nd Lien
8.500%, 03/20/2020	1,942	1,937
American Tire Distributors, Cov-Lite, 2nd Lien
5.250%, 09/01/2021	1,323	1,323
ANVS Merger, Term Loan, 1st Lien
9.250%, 08/18/2021	1,300	1,277
5.500%, 02/18/2021	590	572
Applied Systems, Term Loan, 2nd Lien
7.500%, 01/24/2022	1,635	1,567
Arizona Chemical, Cov-Lite, 2nd Lien
7.500%, 06/10/2022	389	388
Ascena Retail Group, Cov-Lite, 1st Lien
5.250%, 08/21/2022	254	225
Ascena Retail Group, Cov-Lite, Term Loan, 1st Lien
5.250%, 08/21/2022	2,031	1,800

138	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Asurion, LLC, Incremental Term Loan B-4, 1st Lien
5.000%, 07/29/2022	$998	$921
Asurion, LLC, Term Loan B-1
5.000%, 05/24/2019	459	432
Asurion, LLC, Term Loan, 2nd Lien
8.500%, 03/03/2021	4,240	3,729
Atkore, Cov-Lite, 2nd Lien
7.750%, 10/09/2021	975	846
Avago Technologies, Ltd., 1st Lien
0.000%, 11/11/2022 (H)	4,250	4,204
Avaya, Term Loan B-3
4.823%, 10/26/2017	1,393	1,194
BJ’s Wholesale Club, 2nd Lien
8.500%, 03/26/2020	2,310	2,204
Blue Ribbon, LLC
5.750%, 11/15/2021	388	386
Blue Ribbon, LLC, 1st Lien
5.750%, 11/15/2021	78	77
Blue Ribbon, LLC, 2nd Lien
9.250%, 11/14/2022	310	303
Bway Intermediate, 1st Lien
5.500%, 08/14/2020	691	671
Carestream Health, Cov-Lite, 2nd Lien
9.500%, 12/05/2019	2,500	2,250
CCO Holdings LLC
0.000%, 05/26/2016 (D) (H)	1,820	—
CD&R Millennium, Term Loan
8.750%, 07/31/2022	1,470	1,378
Cengage Learning Acquisitions, Term Loan, 1st Lien
7.000%, 03/31/2020	2,847	2,800
Ceva Group, PLC, Term Loan, 1st Lien
6.500%, 03/19/2021	494	426
Ceva Intercompany, Term Loan, 1st Lien
6.500%, 03/19/2021	211	182
Ceva Logistics Canada, Term Loan, 1st Lien
6.500%, 03/19/2021	36	31
Chief Exploration, Term Loan
7.500%, 05/16/2021	710	530
Clear Channel Communications, Extended Term Loan, 1st Lien
6.938%, 01/22/2019	9,445	6,813
CTI Foods, 2nd Lien
8.250%, 06/14/2019	950	864
Cumulus Media, Term Loan, 1st Lien
4.250%, 12/23/2020	550	402
Dex Media West, Term Loan
8.000%, 12/30/2016	1,587	883

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Dollar Tree, Cov-Lite, Term Loan B-1
3.500%, 07/06/2022	$1,667	$1,659
Dollar Tree, Cov-Lite, Term Loan B-2
4.250%, 07/06/2022	330	328
Empire Generating, 1st Lien
5.250%, 03/12/2021	30	24
Empire Generating, Term Loan
5.250%, 03/12/2021	2,215	1,772
Endurance International, Term Loan, 1st Lien
5.000%, 11/09/2019	1,666	1,637
Energy & Exploration Partners, Term Loan B, 1st Lien
7.750%, 01/22/2019	2,607	1,777
Evergreen Skillsoft, Term Loan, 1st Lien
5.750%, 04/28/2021	1,939	1,628
Expert Global, Term Loan
8.500%, 04/02/2018	935	926
Flint Group, Term Loan B, 2nd Lien
8.250%, 09/05/2022	1,510	1,442
Fortescue Metals Group Ltd., 1st Lien
4.250%, 06/30/2019 (D)	3,695	3,016
Foxwoods, 1st Lien
5.000%, 07/01/2018	163	119
GCA Services Group, Cov-Lite, 2nd Lien
9.250%, 11/01/2020	640	627
Global Aviation Holdings, Term Loan
10.000%, 07/13/2017 (A)	1,945	—
3.000%, 02/13/2018 (A)	633	—
Green Energy Partners, 1st Lien
6.500%, 11/12/2021	370	353
Greenway Medical Technologies, Term Loan, 1st Lien
6.000%, 11/04/2020	983	953
Gymboree, Cov-Lite, 1st Lien
5.000%, 02/23/2018	375	199
Harrah’s Entertainment, Term Loan B6
5.400%, 03/01/2017 (A) (D)	2,965	2,666
Indivior Finance, Initial Term Loan
7.000%, 12/19/2019	2,509	2,377
Integra Telecom, 1st Lien
5.250%, 08/14/2020	1,476	1,433
Internet Brands, Cov-Lite, 2nd Lien
8.500%, 07/08/2022	2,347	2,257
J. Crew Group, 1st Lien
4.000%, 03/05/2021	1,222	767

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	139

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
J. Crew Group, Term Loan B
4.000%, 03/05/2021	$3,051	$1,914
JCPenney, Cov-Lite, 1st Lien
6.000%, 05/22/2018	1,605	1,589
KCA Deutag Drilling Ltd., Term Loan B, 1st Lien
6.250%, 05/15/2020	1,007	772
KIK Custom Products, Initial Loans
6.000%, 08/26/2022	755	743
LightSquared LP, 1st Lien
0.000%, 06/15/2020 (H)	2,630	2,558
Lions Gate, 2nd Lien
5.000%, 03/17/2022	2,109	2,104
MacDermid, Term Loan B3, 1st Lien
0.000%, 06/05/2020 (H)	710	690
Marina District Finance, 1st Lien
6.500%, 08/15/2018	970	968
Mashantucket Pequot Tribe, Term Loan, 1st Lien
9.375%, 06/30/2020	5,403	4,046
Medical Card, Term Loan
12.000%, 03/17/2017	1,588	1,509
0.095%, 03/17/2017	109	104
Metroflag, 2nd Lien
14.000%, 01/06/2009 (A)	325	—
Millennium Laboratories, LLC, Term Loan B, 1st Lien
5.250%, 04/16/2021	924	370
Misys, 1st Lien
5.000%, 12/12/2018	980	978
Misys, 2nd Lien
12.000%, 12/06/2019	1,550	1,662
MMI, Term Loan
9.000%, 01/31/2020	3,130	2,851
Mohegan Tribal Gaming Authority, Term Loan B, 1st Lien
5.500%, 11/19/2019	1,415	1,388
Moxie Liberty, 1st Lien
7.500%, 08/21/2020	485	458
Moxie Patriot, LLC, Term Loan B-1, 1st Lien
6.750%, 12/19/2020	508	478
Murray Energy, Cov-Lite, Term Loan B, 2nd Lien
7.500%, 04/09/2020	741	493
Nana Development, 1st Lien
8.000%, 03/13/2018	250	239
Neiman Marcus Group, Term Loan B
4.250%, 10/25/2020	5	5
Nelson Education, Term Loan B-1
6.750%, 07/03/2014 (A)	1,369	856

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Nine West, Cov-Lite, Unsecured Guaranteed Term Loan
6.250%, 01/08/2020	$1,710	$945
NXP, Cov-Lite, Term Loan B, 1st Lien
0.000%, 11/05/2020 (H)	2,035	2,022
Ocean Rig, Term Loan B
5.500%, 07/25/2021	2,754	1,562
Ocean, Cov-Lite, Term Loan B1, 1st Lien
6.000%, 03/31/2021	2,505	1,255
Ortho-Clinical Diagnostics, Term Loan B
4.750%, 06/30/2021	325	305
Ortho-Clinical Diagnostics, Term Loan B, 1st Lien
4.750%, 06/30/2021	603	566
Oxbow Carbon & Minerals Holdings, 2nd Lien
8.000%, 01/17/2020	1,908	1,689
Oxea, Cov-Lite, 2nd Lien
9.500%, 07/15/2020	1,250	1,127
Panda Temple Power, 1st Lien
7.250%, 04/03/2019	350	301
Peak, Cov-Lite, 2nd Lien
8.250%, 06/17/2022	2,335	2,195
Penton Media, Cov-Lite, 2nd Lien
9.000%, 10/02/2020	2,146	2,107
Pierre Food, Term Loan, 2nd Lien
9.500%, 10/10/2017	3,378	3,339
Regional Care, 2nd Lien
10.500%, 10/23/2019	2,153	2,135
Rite Aid, 2nd Lien
5.750%, 08/21/2020	675	677
Riverbed Technology, Cov-Lite, Term Loan, 1st Lien
6.000%, 04/24/2022	930	927
Road Infrastructure Investment LLC, Term Loan, 2nd Lien
7.750%, 09/30/2021	300	285
Royal Holdings Inc, 2nd Lien
8.500%, 06/19/2023	436	432
Rue 21, Term Loan B, 1st Lien
5.625%, 10/09/2020	2,104	1,727
Skillsoft, Cov-Lite, Term Loan, 2nd Lien
9.250%, 04/28/2022	930	689
Solenis, Cov-Lite, 2nd Lien
7.750%, 07/31/2022	560	508
Starwood Property Trust, Term Loan B
3.500%, 04/17/2020	1,985	1,958
Steinway Musical Instruments, Term Loan, 1st Lien
4.750%, 09/19/2019	1,174	1,162

140	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Sterigenics, Unfunded Bridge Loan
0.000%, 04/16/2023 (I)	$992	$—
Syncreon Holdings Ltd., Term Loan B, 1st Lien
5.250%, 10/28/2020	1,097	883
Templar Energy, Cov-Lite, 2nd Lien
8.500%, 11/25/2020	2,801	812
Texas Competitive, Extended Term Loan
4.676%, 10/10/2017 (A)	4,215	1,428
Texas Competitive, Non-extended Term Loan
4.676%, 10/10/2014 (A)	110	36
4.676%, 11/18/2015 (A)	13,601	4,406
The Hillman Companies, Term Loan B, 1st Lien
4.500%, 06/30/2021	311	303
The Neiman Marcus Group, Term Loan, 1st Lien
4.250%, 10/25/2020	1,888	1,763
Toys R Us, Term Loan
9.750%, 04/09/2020	2,491	1,897
Trans Union LLC, Replacement Term Loan
3.500%, 04/09/2021	2,977	2,898
Travelport, Term Loan
5.750%, 09/02/2021	4,234	4,151
True Religion Apparel, Term Loan, 1st Lien
5.875%, 07/30/2019	783	454
TSAM LLC, 1st Lien
8.750%, 09/12/2019	810	805
US Renal Care, Cov-Lite, 1st Lien
0.000%, 11/17/2022 (H)	2,334	2,317
Varsity Brands, Cov-Lite, 1st Lien
5.000%, 12/10/2021	1,211	1,207
VAT, Cov-Lite, Term Loan
4.250%, 02/11/2021	897	891
Vertafore, Term Loan
9.750%, 10/27/2017	780	778
Walter Investment Management, Term Loan, 1st Lien
4.750%, 12/18/2020	1,530	1,323
Weather Channel, 1st Lien
5.750%, 02/11/2020	2,270	2,267
Weight Watchers International, Term Loan B2
4.000%, 04/02/2020	759	590
Wilton Brands, 1st Lien
8.500%, 08/07/2019	4,336	4,140
York Risk Services Holding, Term Loan B
4.750%, 10/01/2021	1,309	1,250

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
York Risk Services, Cov-Lite, Term Loan 1st Lien
4.750%, 10/01/2021	$141	$135
Ziggo, Unfunded Term Loan B1, 1st Lien
0.000%, 01/15/2022 (I)	15	—

Total Loan Participations (Cost $193,893) ($ Thousands)		166,249

MUNICIPAL BONDS — 0.6%
City of Chicago Illinois, Ser B, GO
Callable 01/01/2025 @ 100
7.750%, 01/01/2042	1,085	1,150
Commonwealth of Puerto Rico, Ser A, GO
Callable 07/01/2020 @ 100
8.000%, 07/01/2035	3,970	2,888
5.250%, 07/01/2037	185	117
5.125%, 07/01/2037	150	94
5.000%, 07/01/2041	710	444
Mohegan Tribal Finance Authority, RB
Callable 02/01/2023 @ 100
7.000%, 02/01/2045 (B)	4,850	4,278
Texas State, Public Finance Authority, TX Windstorm Insurance, RB
Callable 07/01/2019 @ 100
8.250%, 07/01/2024	5,455	5,428

Total Municipal Bonds (Cost $15,642) ($ Thousands)		14,399

CONVERTIBLE BONDS — 0.4%
Liberty Media CV to 16.7764
3.750%, 02/15/2030	7,892	4,656
Liberty Media CV to 22.9469
4.000%, 11/15/2029	4,016	2,402
Mirabela Nickel
9.500%, 06/24/2019 (B)	1,033	320
Mirant CV to 14.7167
0.000%, 06/15/2021 (A)	1,950	—
Walter Investment Management CV to 17.0068
4.500%, 11/01/2019	1,566	1,068
Whiting Petroleum CV to 25.6410
1.250%, 04/01/2020 (B)	395	348

Total Convertible Bonds (Cost $10,388) ($ Thousands)		8,794

PREFERRED STOCK — 0.3%
Ally Financial, 7.000% (B)	2,113	2,128
Aspen Insurance Holdings, 5.950% (D)	92,000	2,340

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	141

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

November 30, 2015

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Ceva Holdings, 0.000%*	1,214	$546
GMAC Capital Trust I, 8.125% (D)	28,000	714
SLM, 2.037% (D)	22,927	1,065

Total Preferred Stock (Cost $6,847) ($ Thousands)		6,793

COMMON STOCK — 0.2%
Cengage Learning Holdings II	2,860	67
Cequel Communication	3,249,000	—
Ceva Holdings*	561	252
CUI Acquisition* (E) (F)	3	244
Dana Holding	118,652	1,950
Global Aviation Holdings, Cl A*	101,199	—
Houghton Mifflin Harcourt* (E)	37,762	746
Mirabela Nickel*	4,317,306	—
MModal*	43,639	662
NII Holdings*	109,107	754
Quad, Cl A	1,006	11
Reichhold Industries* (E)	1,755	901
VSS AHC, Cl A* (E) (F) (G)	29,628	28

Total Common Stock (Cost $7,346) ($ Thousands)		5,615

ASSET-BACKED SECURITY — 0.0%

Other Asset-Backed Securities — 0.0%
Airplanes, Pass-Through Trust, Ser 2001-1A, Cl A9
0.747%, 03/15/2019 (B) (D)	$1,509	467

Total Asset-Backed Security (Cost $1,217) ($ Thousands)		467

Description	Shares	Market Value ($ Thousands)

WARRANTS — 0.0%	Number of Warrants
Medical Card Systems*‡‡	20,372	$—
MModal A, Expires 07/31/2017*	15,753	8
MModal B, Expires 07/31/2017*	20,773	5

Total Warrants (Cost $15) ($ Thousands)		13

CASH EQUIVALENT — 5.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%**†	119,571,873	119,572

Total Cash Equivalent (Cost $119,572) ($ Thousands)		119,572

Total Investments — 95.8% (Cost $2,479,005) ($ Thousands)		$2,273,021

A list of the centrally cleared swap agreements held by the Fund at November 30, 2015, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
JPMorgan Chase Bank	CDX.NA.HY 24V1Index	SELL	5.00%	06/20/2020	$(6,450)	$654
JPMorgan Chase Bank	CDX.NA.HY 25V1Index	SELL	5.00%	12/20/2020	(7,000)	(66)

						$588

A list of the OTC swap agreements held by the Fund at November 30, 2015, is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
JPMorgan Chase Bank	IBOXHY	Index Return	USD LIBOR - BBA 3 Month	03/21/2016	$17,731	$17,733
JPMorgan Chase Bank	IBOXHY	Index Return	USD LIBOR - BBA 3 Month	03/21/2016	(78)	(17,577)

						$156

For the period ended November 30, 2015, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

142	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Percentages are based on Net Assets of $2,373,353 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2015.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

‡‡	Expiration date is unavailable.

(A)	Security in default on interest payments.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on November 30, 2015. The coupon on a step bond changes on a specified date.

(D)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2015.

(E)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of November 30, 2015 was $3,845 ($ Thousands) and represented 0.2% of Net Assets.

(F)	Securities considered illiquid. The total market value of such securities as of November 30, 2015 was $273 ($ Thousands) and represented 0.0% of Net Assets.

(G)	Security considered restricted. The total market value of such securities as of November 30, 2015 was $29 ($ Thousands) and represented 0.0% of Net Assets.

(H) Unsettled bank loan. Interest rate not available.

(I) Unfunded bank loan.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

GO — General Obligation

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

Ltd. — Limited

OTC — Over the Counter

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

USD — U.S. Dollar

The following is a list of the level of inputs used as of November 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$1,756,460	$6,843	$1,763,303
Collateralized Debt Obligations	—	5,712	182,104	187,816
Loan Participations	—	161,601	4,648	166,249
Municipal Bonds	—	14,399	—	14,399
Convertible Bonds	—	8,474	320	8,794
Preferred Stock	4,468	2,325	—	6,793
Common Stock	2,771	1,009	1,835	5,615
Asset-Backed Security	—	467	—	467
Warrants	—	—	13	13
Cash Equivalent	119,572	—	—	119,572

Total Investments in Securities	$126,811	$1,950,447	$195,763	$2,273,021

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	$—	$654	$—	$654
Unrealized Depreciation	—	(66)	—	(66)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	—	17,733	—	17,733
Unrealized Depreciation	—	(17,577)	—	(17,577)

Total Other Financial Instruments	$—	$744	$—	$744

(1)	Of the $195,763 in Level 3 securities as of November 30, 2015, $3,845 or 0.2% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

*	Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Collateralized Debt Obligations	Investments in Loan Participations	Investments in Convertible Bonds	Investments in Common Stock	Investments in Warrants
Beginning balance as of May 31, 2015	$1,936	$173,964	$5,686	$986	$1,406	$13
Accrued discounts/premiums	24	69	(9)	(1)	—	—
Realized gain/(loss)	—	5,356	(6)	—	—	8
Change in unrealized appreciation/(depreciation)	(25)	(16,371)	(443)	(711)	173	—
Purchases	48	53,972	425	46	—	—
Sales	—	(36,850)	(1,005)	—	—	(8)
Transfer into Level 3	4,860	1,964	—	—	662	—
Transfer out of Level 3	—	—	—	—	(406)	—

Ending balance as of November 30, 2015	$6,843	$182,104	$4,648	$320	$1,835	$13

Changes in unrealized gains (losses) included in earnings related to securities held at reporting date	$12	$(15,857)	$(442)	$(1,022)	$(2,238)	$—

For the period ended November 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2015, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	143

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 70.0%

Consumer Discretionary — 5.5%
21st Century Fox America
8.150%, 10/17/2036	$2,015	$2,721
7.850%, 03/01/2039	3,900	5,162
7.750%, 01/20/2024	125	156
7.625%, 11/30/2028	2,411	3,067
7.430%, 10/01/2026	775	940
6.900%, 08/15/2039	2,450	2,975
6.750%, 01/09/2038	360	413
6.550%, 03/15/2033	2,170	2,493
6.400%, 12/15/2035	875	1,035
6.150%, 02/15/2041	3,650	4,225
4.950%, 10/15/2045 (A)	710	719
Amazon.com
4.950%, 12/05/2044	2,285	2,433
AutoZone
3.125%, 07/15/2023	785	774
Bed Bath & Beyond
4.915%, 08/01/2034	1,040	941
CCO Safari II LLC
6.484%, 10/23/2045 (A)	6,136	6,382
6.384%, 10/23/2035 (A)	6,975	7,221
Comcast
6.950%, 08/15/2037	1,750	2,330
6.450%, 03/15/2037	3,470	4,379
6.400%, 05/15/2038	7,948	10,031
5.700%, 07/01/2019	100	113
5.650%, 06/15/2035	1,130	1,323
4.650%, 07/15/2042	1,745	1,818
4.600%, 08/15/2045	1,645	1,704
4.400%, 08/15/2035	500	508
4.250%, 01/15/2033	4,850	4,849
4.200%, 08/15/2034	2,605	2,582
Cox Communications
7.625%, 06/15/2025	300	346
6.950%, 06/01/2038 (A)	3,183	3,173

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.700%, 12/15/2042 (A)	$1,900	$1,487
Cox Enterprises
7.375%, 07/15/2027 (A)	1,300	1,489
DIRECTV Holdings
6.000%, 08/15/2040	5,890	6,162
Discovery Communications
4.875%, 04/01/2043	1,070	906
Grupo Televisa
6.125%, 01/31/2046	2,145	2,178
Home Depot
4.250%, 04/01/2046	1,545	1,574
4.200%, 04/01/2043	1,035	1,042
3.350%, 09/15/2025	1,115	1,138
Johnson Controls
4.950%, 07/02/2064	1,645	1,356
4.625%, 07/02/2044	815	702
3.625%, 07/02/2024	1,095	1,054
Lowe’s
6.875%, 02/15/2028	100	128
5.125%, 11/15/2041	3,980	4,410
4.375%, 09/15/2045	1,060	1,084
Macy’s Retail Holdings
4.500%, 12/15/2034	1,755	1,501
McDonald’s MTN
4.600%, 05/26/2045	2,060	1,981
NBCUniversal Media LLC
6.400%, 04/30/2040	1,006	1,266
5.950%, 04/01/2041	2,075	2,526
Newell Rubbermaid
4.000%, 12/01/2024	1,785	1,776
Target
6.650%, 08/01/2028	435	532
TCI Communications
7.875%, 02/15/2026	3,070	4,182
Thomson Reuters
4.500%, 05/23/2043	295	261
4.300%, 11/23/2023	1,075	1,111
Tiffany
4.900%, 10/01/2044	805	747
Time Warner
7.700%, 05/01/2032	4,322	5,507
7.625%, 04/15/2031	8,620	10,845
6.500%, 11/15/2036	175	202
6.250%, 03/29/2041	3,400	3,832
6.100%, 07/15/2040	1,220	1,350
Time Warner Cable
7.300%, 07/01/2038	825	893
6.750%, 06/15/2039	820	846
6.550%, 05/01/2037	1,000	1,012
5.875%, 11/15/2040	880	850
5.500%, 09/01/2041	2,935	2,697
4.500%, 09/15/2042	650	527
Viacom
5.850%, 09/01/2043	4,095	3,742

144	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.250%, 04/01/2044	$255	$217
4.850%, 12/15/2034	2,215	1,888
4.375%, 03/15/2043	6,628	4,887
Walt Disney
4.125%, 12/01/2041	475	480

		155,181

Consumer Staples — 4.4%
Ahold Finance USA
6.875%, 05/01/2029	635	783
Altria Group
5.375%, 01/31/2044	1,865	2,000
Anheuser-Busch InBev Finance
4.625%, 02/01/2044	950	961
Anheuser-Busch InBev Worldwide
6.375%, 01/15/2040	2,075	2,484
3.750%, 07/15/2042	3,270	2,879
Bestfoods
7.250%, 12/15/2026	170	227
Bowdoin College
4.693%, 07/01/2112	8,007	7,647
Coca-Cola Femsa
3.875%, 11/26/2023	3,310	3,369
CVS Health
5.125%, 07/20/2045	7,755	8,263
4.875%, 07/20/2035	6,135	6,410
3.875%, 07/20/2025	725	743
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	6,896	8,718
Diageo Capital
2.625%, 04/29/2023	1,155	1,125
General Mills
5.400%, 06/15/2040	815	899
Kraft Foods Group
6.875%, 01/26/2039	865	1,060
5.000%, 06/04/2042	8,519	8,668
Kraft Heinz Foods
5.200%, 07/15/2045 (A)	2,780	2,893
5.000%, 07/15/2035 (A)	700	723
3.950%, 07/15/2025 (A)	5,910	6,032
Massachusetts Institute of Technology
5.600%, 07/01/2111	705	853
4.678%, 07/01/2114	4,365	4,442
Mondelez International
4.000%, 02/01/2024	2,965	3,071
Northwestern University
4.643%, 12/01/2044	615	697
Pepsi Bottling Group
7.000%, 03/01/2029	370	495
PepsiCo
3.600%, 08/13/2042	1,070	976

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pernod Ricard
5.500%, 01/15/2042 (A)	$880	$902
4.450%, 01/15/2022 (A)	350	365
Philip Morris International
6.375%, 05/16/2038	355	449
4.500%, 03/20/2042	3,765	3,783
4.250%, 11/10/2044	2,730	2,635
4.125%, 03/04/2043	1,225	1,168
3.875%, 08/21/2042	2,450	2,255
SABMiller Holdings
4.950%, 01/15/2042 (A)	1,860	1,909
Tufts University
5.017%, 04/15/2112	3,386	3,468
University of Southern California
5.250%, 10/01/2111	1,685	1,912
Walgreens Boots Alliance
4.800%, 11/18/2044	2,980	2,728
Wal-Mart Stores
6.200%, 04/15/2038	2,650	3,357
5.625%, 04/01/2040	5,940	7,098
5.625%, 04/15/2041	1,635	1,964
5.250%, 09/01/2035	50	57
5.000%, 10/25/2040	470	520
4.750%, 10/02/2043	5,000	5,439
4.300%, 04/22/2044	7,950	8,111

		124,538

Energy — 9.7%
Alta Wind Holdings
7.000%, 06/30/2035 (A)	1,564	1,681
Anadarko Finance
7.500%, 05/01/2031	1,550	1,871
Anadarko Holding
7.150%, 05/15/2028	3,480	3,949
Anadarko Petroleum
6.450%, 09/15/2036	590	647
4.832%, 10/10/2036 (B)	18,000	6,952
4.500%, 07/15/2044	3,575	3,194
Apache
5.250%, 02/01/2042	310	310
5.100%, 09/01/2040	400	388
4.750%, 04/15/2043	2,945	2,779
4.250%, 01/15/2044	1,140	1,023
BG Energy Capital
5.125%, 10/15/2041 (A)	2,430	2,510
BP Capital Markets
3.814%, 02/10/2024	3,300	3,389
3.535%, 11/04/2024	100	101
Burlington Resources Finance
7.200%, 08/15/2031	25	31
Canadian Natural Resources
5.850%, 02/01/2035	150	149
3.900%, 02/01/2025	1,500	1,415

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	145

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cenovus Energy
6.750%, 11/15/2039	$2,255	$2,354
5.200%, 09/15/2043	1,030	908
3.800%, 09/15/2023	250	237
Columbia Pipeline Group
5.800%, 06/01/2045 (A)	605	568
4.500%, 06/01/2025 (A)	1,105	1,058
Conoco Funding
7.250%, 10/15/2031	655	823
6.950%, 04/15/2029	1,800	2,207
ConocoPhillips
6.500%, 02/01/2039	4,535	5,412
5.900%, 05/15/2038	4,388	4,955
4.300%, 11/15/2044	6,380	5,962
Continental Resources
4.900%, 06/01/2044	2,250	1,625
3.800%, 06/01/2024	1,915	1,589
Devon Energy
7.950%, 04/15/2032	285	349
5.600%, 07/15/2041	2,160	1,998
4.750%, 05/15/2042	2,790	2,432
Ecopetrol
5.875%, 05/28/2045	5,325	4,180
El Paso Natural Gas
8.375%, 06/15/2032	475	487
7.500%, 11/15/2026	2,730	2,910
Encana
6.500%, 02/01/2038	3,350	2,997
Energy Transfer Partners
8.250%, 11/15/2029	1,825	2,143
6.500%, 02/01/2042	3,000	2,673
6.125%, 12/15/2045	3,493	2,996
5.950%, 10/01/2043	6,135	5,186
5.150%, 02/01/2043	1,000	768
Eni
5.700%, 10/01/2040 (A)	3,430	3,376
EnLink Midstream Partners
5.600%, 04/01/2044	2,750	2,322
5.050%, 04/01/2045	500	387
Ensco
5.750%, 10/01/2044	4,160	3,219
5.200%, 03/15/2025	1,655	1,364
Enterprise Products Operating LLC
6.650%, 10/15/2034	2,265	2,528
6.125%, 10/15/2039	380	389
5.700%, 02/15/2042	2,722	2,676
5.100%, 02/15/2045	2,775	2,521
4.950%, 10/15/2054	1,130	952
4.900%, 05/15/2046	3,685	3,289
4.850%, 03/15/2044	3,455	3,043
4.450%, 02/15/2043	2,940	2,457
3.750%, 02/15/2025	2,715	2,569
Exxon Mobil
3.567%, 03/06/2045	2,555	2,428

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Halliburton
5.000%, 11/15/2045	$925	$939
4.850%, 11/15/2035	820	827
3.800%, 11/15/2025	2,210	2,225
Hess
5.600%, 02/15/2041	1,960	1,917
Kinder Morgan
5.550%, 06/01/2045	5,805	4,424
5.300%, 12/01/2034	4,976	3,814
5.050%, 02/15/2046	2,532	1,810
Kinder Morgan Energy Partners
6.375%, 03/01/2041	7,475	6,304
5.000%, 08/15/2042	1,400	999
3.950%, 09/01/2022	2,560	2,244
LASMO
7.300%, 11/15/2027	4,060	5,116
Marathon Oil
6.600%, 10/01/2037	3,820	3,880
5.200%, 06/01/2045	1,475	1,268
Marathon Petroleum
6.500%, 03/01/2041	4,198	4,538
Motiva Enterprises
6.850%, 01/15/2040 (A)	3,515	3,777
Nexen Energy ULC
7.400%, 05/01/2028	2,105	2,705
Noble Energy
5.250%, 11/15/2043	4,690	4,307
5.050%, 11/15/2044	4,520	4,086
Panhandle Eastern Pipeline
8.125%, 06/01/2019	725	832
Petro-Canada
7.875%, 06/15/2026	45	59
6.800%, 05/15/2038	1,510	1,856
5.950%, 05/15/2035	760	847
Petroleos Mexicanos MTN
6.500%, 06/02/2041	4,980	4,698
6.375%, 01/23/2045	10,890	10,100
5.625%, 01/23/2046 (A)	1,945	1,634
5.500%, 06/27/2044 (A)	1,820	1,501
Phillips 66
5.875%, 05/01/2042	1,860	2,021
4.875%, 11/15/2044	6,680	6,573
Pride International
7.875%, 08/15/2040	6,059	5,497
Shell International Finance
6.375%, 12/15/2038	2,118	2,657
4.550%, 08/12/2043	6,405	6,496
4.375%, 05/11/2045	4,655	4,603
4.125%, 05/11/2035	2,075	2,069
Southern Natural Gas
7.350%, 02/15/2031	1,223	1,226
Spectra Energy Capital
6.750%, 02/15/2032	1,510	1,547
3.300%, 03/15/2023	3,610	3,188

146	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Spectra Energy Partners
4.500%, 03/15/2045	$1,000	$828
Statoil
6.800%, 01/15/2028	380	484
6.500%, 12/01/2028 (A)	1,140	1,432
4.800%, 11/08/2043	480	516
3.950%, 05/15/2043	1,875	1,760
Suncor Energy
6.500%, 06/15/2038	1,465	1,749
Sunoco Logistics Partners Operations
5.350%, 05/15/2045	1,375	1,070
TC PipeLines
4.375%, 03/13/2025	1,000	928
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,705	2,755
7.000%, 10/15/2028	7,112	7,162
Texas Eastern Transmission
7.000%, 07/15/2032	2,010	2,369
TransCanada PipeLines
7.250%, 08/15/2038	1,670	2,079
4.625%, 03/01/2034	6,265	5,983
Transcontinental Gas Pipe Line
7.250%, 12/01/2026	1,540	1,642
5.400%, 08/15/2041	1,795	1,404
4.450%, 08/01/2042	1,140	808
Valero Energy
10.500%, 03/15/2039	3,740	5,374
Williams
5.750%, 06/24/2044	705	503
Williams Partners
5.100%, 09/15/2045	725	522
4.300%, 03/04/2024	3,000	2,603

		275,281

Financials — 17.8%
ABN AMRO Bank
4.750%, 07/28/2025 (A)	2,305	2,316
ACE INA Holdings
6.700%, 05/15/2036	2,677	3,499
4.350%, 11/03/2045	795	795
3.350%, 05/03/2026	960	957
Aflac
6.900%, 12/17/2039	2,900	3,765
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	4,097	5,307
Alexandria Real Estate Equities
3.900%, 06/15/2023 ‡	3,050	3,036
American International Group
4.800%, 07/10/2045	1,040	1,034
4.700%, 07/10/2035	845	845
4.500%, 07/16/2044	1,620	1,532
3.875%, 01/15/2035	4,186	3,784

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ARC Properties Operating Partnership
4.600%, 02/06/2024‡	$4,150	$4,017
Assurant
6.750%, 02/15/2034	1,659	1,939
Bank of America MTN
8.950%, 05/18/2017 (C)	1,340	1,358
8.680%, 05/02/2017 (C)	1,305	1,315
7.800%, 09/15/2016	65	68
6.110%, 01/29/2037	2,405	2,770
6.000%, 10/15/2036	3,365	4,062
5.875%, 02/07/2042	2,000	2,372
5.750%, 12/01/2017	5,750	6,189
5.625%, 07/01/2020	675	758
5.000%, 01/21/2044	500	536
4.875%, 04/01/2044	2,105	2,231
4.750%, 04/21/2045	880	868
4.100%, 07/24/2023	5,630	5,884
4.000%, 01/22/2025	2,035	2,020
3.950%, 04/21/2025	485	479
3.300%, 01/11/2023	725	724
Barclays
5.250%, 08/17/2045	1,500	1,553
Berkshire Hathaway
4.500%, 02/11/2043	5,683	5,727
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,300	1,290
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	4,482	5,257
Brixmor Operating Partnership
3.850%, 02/01/2025‡	1,510	1,479
Carlyle Holdings II Finance
5.625%, 03/30/2043 (A)	5,886	6,206
CBL & Associates
5.250%, 12/01/2023‡	1,150	1,157
4.600%, 10/15/2024‡	750	707
CDP Financial
5.600%, 11/25/2039 (A)	6,055	7,246
Chase Capital VI
0.954%, 08/01/2028 (C)	2,435	2,045
Chubb
6.500%, 05/15/2038	1,174	1,528
Cincinnati Financial
6.920%, 05/15/2028	5,284	6,698
Citigroup
8.125%, 07/15/2039	1,989	2,909
6.875%, 02/15/2098	2,752	3,666
6.625%, 06/15/2032	2,200	2,650
6.125%, 11/21/2017	100	109
6.125%, 08/25/2036	2,060	2,365
6.000%, 08/15/2017	50	54
5.500%, 09/13/2025	1,000	1,098
4.587%, 12/15/2015	39	39

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	147

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.450%, 09/29/2027	$4,115	$4,113
4.400%, 06/10/2025	4,310	4,381
0.943%, 08/25/2036 (C)	850	641
Cooperatieve Centrale Raiffeisen-Boerenleenbank
5.800%, 09/30/2110 (A)	5,033	5,467
5.250%, 08/04/2045	1,130	1,192
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045 (A)	1,575	1,576
Devon OEI Operating
7.500%, 09/15/2027	1,160	1,419
Discover Bank
8.700%, 11/18/2019	1,014	1,201
Discover Financial Services
3.850%, 11/21/2022	3,261	3,249
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	1,000	1,247
Farmers Exchange Capital II
6.151%, 11/01/2053 (A) (C)	10,040	10,804
FMR
5.150%, 02/01/2043 (A)	2,750	2,924
Ford Holdings
9.300%, 03/01/2030	2,525	3,480
Ford Motor
7.450%, 07/16/2031	2,908	3,638
7.400%, 11/01/2046	2,060	2,595
4.750%, 01/15/2043	745	714
GE Capital International Funding
4.418%, 11/15/2035 (A)	32,261	33,093
General Electric Capital MTN
6.875%, 01/10/2039	2,199	3,011
5.875%, 01/14/2038	4,735	5,807
0.842%, 08/15/2036 (C)	1,250	1,060
General Motors
6.250%, 10/02/2043	2,185	2,353
Goldman Sachs Group MTN
6.750%, 10/01/2037	9,500	11,387
6.250%, 02/01/2041	5,301	6,395
6.125%, 02/15/2033	7,925	9,500
5.950%, 01/15/2027	1,196	1,346
5.150%, 05/22/2045	1,660	1,650
4.800%, 07/08/2044	3,165	3,191
4.750%, 10/21/2045	1,270	1,270
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	5,845	5,581
Hartford Financial Services Group
6.625%, 03/30/2040	795	997
HBOS MTN
6.750%, 05/21/2018 (A)	4,050	4,447

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HCP
4.250%, 11/15/2023‡	$4,370	$4,411
3.875%, 08/15/2024‡	1,460	1,419
Healthcare Realty Trust
5.750%, 01/15/2021‡	525	582
Highmark
6.125%, 05/15/2041 (A)	3,705	3,690
HSBC Bank USA MTN
7.000%, 01/15/2039	995	1,268
5.625%, 08/15/2035	1,165	1,327
HSBC Holdings
6.500%, 09/15/2037	4,550	5,526
5.250%, 03/14/2044	2,175	2,288
International Lease Finance
7.125%, 09/01/2018 (A)	95	104
JPMorgan Chase
6.300%, 04/23/2019	1,775	2,012
5.600%, 07/15/2041	5,985	7,018
4.950%, 06/01/2045	1,585	1,603
4.250%, 10/01/2027	2,370	2,386
3.900%, 07/15/2025	2,895	3,002
3.875%, 09/10/2024	2,000	2,010
JPMorgan Chase Capital XIII
1.277%, 09/30/2034 (C)	3,900	3,257
JPMorgan Chase Capital XXIII
1.362%, 05/15/2047 (C)	1,907	1,442
KKR Group Finance II
5.500%, 02/01/2043 (A)	11,999	12,400
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	1,300	1,273
Liberty Mutual Group
6.500%, 03/15/2035 (A)	265	314
6.500%, 05/01/2042 (A)	7,148	8,364
Macquarie Bank MTN
6.625%, 04/07/2021 (A)	4,090	4,588
Marsh & McLennan
3.500%, 06/03/2024	1,635	1,629
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	1,820	2,673
MetLife
6.400%, 12/15/2036	4,686	5,160
5.875%, 02/06/2041	1,240	1,476
4.875%, 11/13/2043	4,565	4,796
4.050%, 03/01/2045	2,431	2,288
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (A)	435	458
3.000%, 01/10/2023 (A)	1,845	1,843
Metropolitan Life Insurance
7.800%, 11/01/2025 (A)	3,520	4,576
Moody’s
5.250%, 07/15/2044	9,526	9,816

148	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley MTN
6.375%, 07/24/2042	$2,564	$3,228
6.250%, 08/09/2026	4,610	5,524
5.625%, 09/23/2019	5,775	6,428
4.350%, 09/08/2026	2,245	2,282
4.300%, 01/27/2045	5,190	5,037
4.000%, 07/23/2025	55	57
3.950%, 04/23/2027	1,735	1,696
3.875%, 04/29/2024	2,195	2,268
3.700%, 10/23/2024	1,410	1,434
Nationwide Health Properties MTN
6.590%, 07/07/2038‡	1,310	1,625
Nationwide Mutual Insurance
8.250%, 12/01/2031 (A)	1,000	1,313
7.875%, 04/01/2033 (A)	4,016	5,169
4.950%, 04/22/2044 (A)	3,240	3,119
New York Life Insurance
6.750%, 11/15/2039 (A)	5,515	7,132
5.875%, 05/15/2033 (A)	3,852	4,544
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	1,174	1,419
Piedmont Operating Partnership
4.450%, 03/15/2024‡	1,740	1,749
Principal Financial Group
4.625%, 09/15/2042	2,060	2,011
4.350%, 05/15/2043	495	466
Prudential Financial MTN
6.625%, 12/01/2037	573	717
5.800%, 11/16/2041	1,055	1,206
5.700%, 12/14/2036	7,039	8,033
Prudential Insurance of America
8.300%, 07/01/2025 (A)	4,500	5,908
Rabobank
4.375%, 08/04/2025	1,255	1,281
Santander UK Group Holdings
5.625%, 09/15/2045 (A)	1,200	1,216
Simon Property Group
6.750%, 02/01/2040‡	1,634	2,185
4.750%, 03/15/2042‡	1,510	1,610
SL Green Realty
7.750%, 03/15/2020‡	775	911
5.000%, 08/15/2018‡	1,000	1,058
Societe Generale
4.750%, 11/24/2025 (A)	3,845	3,795
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	4,740	5,898
4.900%, 09/15/2044 (A)	6,065	6,228
TIAA Asset Management Finance LLC
4.125%, 11/01/2024 (A)	2,095	2,114

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

UBS Group Funding Jersey
4.125%, 09/24/2025 (A)	$6,040	$6,067
Ventas Realty
5.700%, 09/30/2043‡	5,465	5,919
4.750%, 06/01/2021‡	2,500	2,659
4.375%, 02/01/2045‡	4,090	3,765
WEA Finance LLC
4.750%, 09/17/2044 (A)	3,400	3,346
Wells Fargo MTN
5.606%, 01/15/2044	555	620
4.900%, 11/17/2045	1,075	1,094
4.650%, 11/04/2044	3,420	3,350
4.300%, 07/22/2027	1,225	1,261
3.900%, 05/01/2045	955	884
Wells Fargo Bank
6.000%, 11/15/2017	300	325
5.950%, 08/26/2036	1,000	1,198
5.850%, 02/01/2037	5,620	6,754
Welltower
5.125%, 03/15/2043‡	6,714	6,803
4.000%, 06/01/2025‡	835	823
ZFS Finance USA Trust II
6.450%, 12/15/2065 (A) (C)	1,939	1,962

		508,462

Health Care — 7.6%
AbbVie
4.700%, 05/14/2045	6,320	6,211
4.500%, 05/14/2035	1,800	1,749
4.400%, 11/06/2042	2,785	2,591
3.600%, 05/14/2025	4,000	3,963
Actavis Funding SCS
4.750%, 03/15/2045	6,320	6,301
4.550%, 03/15/2035	545	535
3.850%, 06/15/2024	3,160	3,197
Aetna
4.750%, 03/15/2044	1,720	1,770
Allina Health System
4.805%, 11/15/2045	3,215	3,320
Amgen
6.400%, 02/01/2039	3,400	4,024
5.750%, 03/15/2040	500	544
5.375%, 05/15/2043	1,640	1,726
5.150%, 11/15/2041	2,935	2,973
4.950%, 10/01/2041	825	819
Anthem
4.850%, 08/15/2054	1,715	1,646
4.650%, 01/15/2043	2,080	2,021
4.650%, 08/15/2044	875	842
3.500%, 08/15/2024	4,360	4,318
AstraZeneca
6.450%, 09/15/2037	3,522	4,550
4.000%, 09/18/2042	730	698

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	149

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Baxalta
5.250%, 06/23/2045 (A)	$2,660	$2,674
Bayer US Finance LLC
3.375%, 10/08/2024 (A)	575	578
Baylor Scott & White Holdings
4.185%, 11/15/2045	2,545	2,442
Becton Dickinson
4.875%, 05/15/2044	400	409
4.685%, 12/15/2044	1,630	1,654
3.875%, 05/15/2024	1,750	1,792
Biogen
5.200%, 09/15/2045	1,280	1,285
4.050%, 09/15/2025	2,985	3,009
Cardinal Health
4.900%, 09/15/2045	925	947
4.500%, 11/15/2044	1,830	1,750
Catholic Health Initiatives
4.350%, 11/01/2042	1,295	1,202
Celgene
5.700%, 10/15/2040	4,184	4,461
5.000%, 08/15/2045	2,970	2,970
4.625%, 05/15/2044	3,600	3,372
Cleveland Clinic Foundation
4.858%, 01/01/2114	3,588	3,362
EMD Finance LLC
3.250%, 03/19/2025 (A)	4,690	4,477
Gilead Sciences
4.800%, 04/01/2044	3,430	3,476
4.750%, 03/01/2046	5,840	5,933
4.600%, 09/01/2035	1,845	1,877
4.500%, 02/01/2045	2,055	2,013
3.650%, 03/01/2026	2,275	2,296
GlaxoSmithKline Capital
6.375%, 05/15/2038	2,655	3,406
Hartford HealthCare
5.746%, 04/01/2044	6,630	7,215
Humana
4.950%, 10/01/2044	3,260	3,293
Johnson & Johnson
4.500%, 12/05/2043	1,700	1,879
McKesson
4.883%, 03/15/2044	1,675	1,696
Mead Johnson Nutrition
5.900%, 11/01/2039	990	1,079
4.600%, 06/01/2044	825	759
Medtronic
4.625%, 03/15/2045	4,815	4,943
4.375%, 03/15/2035	5,365	5,482
2.750%, 04/01/2023	2,510	2,459
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	1,845	2,003
Merck
4.150%, 05/18/2043	3,895	3,883
3.600%, 09/15/2042	1,740	1,590

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merck Sharp & Dohme MTN
5.760%, 05/03/2037	$2,236	$2,682
North Shore-Long Island Jewish Health Care
6.150%, 11/01/2043	2,920	3,528
4.800%, 11/01/2042	4,615	4,385
Novartis Capital
4.400%, 05/06/2044	6,650	6,960
NYU Hospitals Center
5.750%, 07/01/2043	710	824
4.428%, 07/01/2042	4,230	4,073
Perrigo
4.000%, 11/15/2023	1,535	1,513
Perrigo Finance
4.900%, 12/15/2044	800	742
3.900%, 12/15/2024	4,495	4,358
Pfizer
7.200%, 03/15/2039	590	806
4.400%, 05/15/2044	2,270	2,235
Providence Health & Services Obligated Group
4.379%, 10/01/2023	705	757
Quest Diagnostics
3.500%, 03/30/2025	3,279	3,177
Southern Baptist Hospital of Florida
4.857%, 07/15/2045	915	948
St. Barnabas
4.000%, 07/01/2028	4,375	4,331
Stryker
4.100%, 04/01/2043	1,425	1,366
3.375%, 05/15/2024	2,145	2,161
Thermo Fisher Scientific
3.150%, 01/15/2023	3,020	2,969
Toledo Hospital
4.982%, 11/15/2045	3,085	3,243
Trinity Health
4.125%, 12/01/2045	4,609	4,305
UnitedHealth Group
6.875%, 02/15/2038	2,010	2,666
6.625%, 11/15/2037	555	710
4.750%, 07/15/2045	4,495	4,732
4.625%, 07/15/2035	1,380	1,456
Wyeth
6.000%, 02/15/2036	2,985	3,573
5.950%, 04/01/2037	936	1,115
Zimmer Biomet Holdings
4.450%, 08/15/2045	1,670	1,546

		216,625

Industrials — 4.6%
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	3	4

150	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	$1,605	$1,712
American Airlines, Pass-Through Trust, Ser 2014-1, Cl A
3.700%, 10/01/2026	2,601	2,601
BAE Systems
5.800%, 10/11/2041 (A)	1,145	1,277
BAE Systems Holdings
4.750%, 10/07/2044 (A)	5,106	4,957
Burlington Northern Santa Fe LLC
6.200%, 08/15/2036	5,600	6,635
6.150%, 05/01/2037	1,045	1,237
5.750%, 05/01/2040	585	665
5.150%, 09/01/2043	1,970	2,102
4.900%, 04/01/2044	2,920	2,998
4.550%, 09/01/2044	1,150	1,125
4.400%, 03/15/2042	3,270	3,149
4.375%, 09/01/2042	1,515	1,438
Canadian Pacific Railway
6.125%, 09/15/2115	5,240	5,347
4.800%, 09/15/2035	580	585
Caterpillar
4.750%, 05/15/2064	3,315	3,240
3.803%, 08/15/2042	6,318	5,683
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	4,670	5,184
Continental Airlines, Pass-Through Trust, Ser 2009-1
9.000%, 07/08/2016	4,456	4,645
CSX
4.750%, 05/30/2042	3,410	3,431
Deere
3.900%, 06/09/2042	2,350	2,223
Delta Air Lines, Pass-Through Trust, Ser 2011-1, Cl A
5.300%, 04/15/2019	5	6
Federal Express
7.600%, 07/01/2097	2,095	2,767
FedEx
5.100%, 01/15/2044	275	284
4.100%, 02/01/2045	275	247
4.000%, 01/15/2024	1,260	1,322
3.900%, 02/01/2035	700	644
3.875%, 08/01/2042	4,367	3,775
L-3 Communications
3.950%, 05/28/2024	2,985	2,836
Lockheed Martin
4.700%, 05/15/2046	4,878	4,995
4.500%, 05/15/2036	620	629

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.070%, 12/15/2042	$3,743	$3,472
3.600%, 03/01/2035	4,295	3,862
Norfolk Southern
6.000%, 03/15/2105	3,703	3,989
6.000%, 05/23/2111	4,332	4,641
4.800%, 08/15/2043	1,410	1,403
4.650%, 01/15/2046	1,270	1,224
4.450%, 06/15/2045	480	450
3.850%, 01/15/2024	3,115	3,180
2.903%, 02/15/2023	710	688
Northrop Grumman
4.750%, 06/01/2043	5,330	5,447
Northwest Airlines, Pass-Through Trust, Ser 2001-1, Cl A1
7.041%, 04/01/2022	221	250
Parker-Hannifin MTN
4.450%, 11/21/2044	1,645	1,712
Republic Services
3.550%, 06/01/2022	995	1,020
Siemens Financieringsmaatschappij
4.400%, 05/27/2045 (A)	5,425	5,628
United Airlines, Pass-Through Trust, Ser 2014-2, Cl A
3.750%, 09/03/2026	3,340	3,382
United Technologies
5.700%, 04/15/2040	5,999	7,116
4.500%, 06/01/2042	3,985	4,044
US Airways, Pass-Through Trust, Ser 2011-1A, Cl A
7.125%, 10/22/2023	1,509	1,746
WW Grainger
4.600%, 06/15/2045	1,170	1,218

		132,215

Information Technology — 3.0%
Apple
4.450%, 05/06/2044	1,150	1,164
4.375%, 05/13/2045	7,730	7,753
CDK Global
4.500%, 10/15/2024	5,215	5,214
Cisco Systems
5.900%, 02/15/2039	3,920	4,793
Hewlett Packard Enterprise
6.350%, 10/15/2045 (A)	5,659	5,441
Intel
4.900%, 07/29/2045	6,243	6,593
4.800%, 10/01/2041	3,140	3,303
4.000%, 12/15/2032	695	682
Juniper Networks
5.950%, 03/15/2041	4,430	4,181
Microsoft
4.875%, 12/15/2043	3,822	4,159

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	151

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.750%, 11/03/2055	$1,320	$1,327
4.000%, 02/12/2055	6,811	6,062
3.750%, 02/12/2045	1,895	1,736
3.500%, 02/12/2035	2,250	2,070
3.500%, 11/15/2042	1,765	1,568
Oracle
6.500%, 04/15/2038	6,460	8,167
4.500%, 07/08/2044	1,805	1,815
4.375%, 05/15/2055	4,180	3,888
4.300%, 07/08/2034	6,715	6,747
4.125%, 05/15/2045	870	829
QUALCOMM
4.650%, 05/20/2035	3,420	3,008
Seagate HDD Cayman
5.750%, 12/01/2034 (A)	2,130	1,649
4.875%, 06/01/2027 (A)	4,295	3,498

		85,647

Materials — 2.1%
Barrick North America Finance
5.700%, 05/30/2041	1,250	942
Barrick North America Finance LLC
5.750%, 05/01/2043	6,540	5,192
BHP Billiton Finance USA
5.000%, 09/30/2043	2,420	2,315
CF Industries
5.150%, 03/15/2034	1,205	1,124
Dow Chemical
4.625%, 10/01/2044	1,000	917
4.375%, 11/15/2042	5,845	5,195
4.250%, 10/01/2034	2,235	2,049
Eastman Chemical
4.650%, 10/15/2044	1,305	1,211
Freeport-McMoRan
5.450%, 03/15/2043	4,387	2,753
5.400%, 11/14/2034	5,359	3,428
Glencore Finance Canada
6.000%, 11/15/2041 (A)	5,594	4,084
International Paper
5.150%, 05/15/2046	2,150	2,090
5.000%, 09/15/2035	1,785	1,796
Kinross
5.950%, 03/15/2024	1,610	1,269
LYB International Finance
4.875%, 03/15/2044	2,575	2,474
LyondellBasell Industries
4.625%, 02/26/2055	1,000	853
Monsanto
4.200%, 07/15/2034	910	822
3.950%, 04/15/2045	500	403
Nacional del Cobre de Chile
5.625%, 10/18/2043 (A)	1,500	1,405
4.875%, 11/04/2044 (A)	2,080	1,734

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.500%, 09/16/2025 (A)	$930	$892
4.250%, 07/17/2042 (A)	680	515
Newcrest Finance
5.750%, 11/15/2041 (A)	4,504	3,363
Newmont Mining
6.250%, 10/01/2039	1,200	1,016
Praxair
3.550%, 11/07/2042	1,065	940
Rio Tinto Finance USA
4.125%, 08/21/2042	120	102
Rohm & Haas
7.850%, 07/15/2029	3,925	5,082
Southern Copper
7.500%, 07/27/2035	2,974	2,876
5.875%, 04/23/2045	1,640	1,304
Vale Overseas
6.875%, 11/21/2036	845	624

		58,770

Telecommunication Services — 5.2%
Alltel
7.875%, 07/01/2032	1,035	1,285
6.800%, 05/01/2029	540	644
America Movil
6.375%, 03/01/2035	510	588
4.375%, 07/16/2042	2,965	2,714
AT&T
6.500%, 09/01/2037	2,758	3,134
6.300%, 01/15/2038	1,500	1,671
5.550%, 08/15/2041	5,555	5,701
5.350%, 09/01/2040	5,634	5,620
4.800%, 06/15/2044	6,303	5,899
4.750%, 05/15/2046	3,529	3,306
4.500%, 05/15/2035	9,815	9,211
4.350%, 06/15/2045	10,148	8,857
4.300%, 12/15/2042	3,006	2,631
British Telecommunications
9.625%, 12/15/2030	2,070	3,040
Deutsche Telekom International Finance
9.250%, 06/01/2032	710	1,059
8.750%, 06/15/2030	645	905
4.875%, 03/06/2042 (A)	1,755	1,804
GTE
6.940%, 04/15/2028	1,260	1,501
Koninklijke
8.375%, 10/01/2030	1,670	2,201
Orange
5.500%, 02/06/2044	1,130	1,256
Rogers Communications
5.000%, 03/15/2044	3,010	3,078
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	6,578	6,335

152	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Verizon Communications
6.550%, 09/15/2043	$2,074	$2,501
6.400%, 09/15/2033	643	750
6.250%, 04/01/2037	760	859
6.000%, 04/01/2041	1,500	1,668
5.050%, 03/15/2034	4,175	4,255
5.012%, 08/21/2054	8,438	7,983
4.862%, 08/21/2046	18,296	17,786
4.750%, 11/01/2041	900	846
4.672%, 03/15/2055	17,361	15,431
4.522%, 09/15/2048	14,863	13,501
4.400%, 11/01/2034	2,035	1,927
4.272%, 01/15/2036	4,415	4,067
Vodafone Group
4.375%, 02/19/2043	6,415	5,356

		149,370

Utilities — 10.1%
AEP Texas Central
3.850%, 10/01/2025 (A)	1,000	1,000
AGL Capital
5.875%, 03/15/2041	2,593	2,890
4.400%, 06/01/2043	1,000	918
Appalachian Power
4.450%, 06/01/2045	560	542
Baltimore Gas & Electric
5.200%, 06/15/2033	3,178	3,485
Berkshire Hathaway Energy
6.500%, 09/15/2037	2,515	3,114
6.125%, 04/01/2036	6,910	8,180
5.150%, 11/15/2043	2,250	2,417
Boston Gas
4.487%, 02/15/2042 (A)	2,147	2,100
Bruce Mansfield Unit 1 2007 Pass-Through Trust
6.850%, 06/01/2034	1,381	1,381
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	1,900	2,000
CenterPoint Energy Resources
6.250%, 02/01/2037	3,791	4,269
Cleco Power
6.000%, 12/01/2040	1,100	1,241
Commonwealth Edison
3.700%, 03/01/2045	3,149	2,851
Consolidated Edison of New York
6.750%, 04/01/2038	1,725	2,240
6.300%, 08/15/2037	1,440	1,809
4.450%, 03/15/2044	2,000	2,004
Dominion Resources
5.250%, 08/01/2033	3,830	4,019
4.900%, 08/01/2041	2,715	2,683

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DTE Energy
3.850%, 12/01/2023	$2,215	$2,286
Duke Energy
3.750%, 04/15/2024	535	544
3.050%, 08/15/2022	1,420	1,409
Duke Energy Carolinas
6.100%, 06/01/2037	3,090	3,770
4.000%, 09/30/2042	2,000	1,927
Duke Energy Carolinas LLC
5.300%, 02/15/2040	8,080	9,337
Duke Energy Florida
6.400%, 06/15/2038	490	634
6.350%, 09/15/2037	950	1,227
Duke Energy Indiana
6.350%, 08/15/2038	800	1,025
4.900%, 07/15/2043	2,000	2,174
Duke Energy Progress
4.375%, 03/30/2044	3,320	3,396
Duquesne Light Holdings
6.250%, 08/15/2035	3,125	3,295
5.900%, 12/01/2021 (A)	750	843
El Paso Electric
5.000%, 12/01/2044	1,000	983
Electricite de France
6.000%, 01/22/2114 (A)	5,945	5,874
4.950%, 10/13/2045 (A)	3,375	3,311
4.750%, 10/13/2035 (A)	1,510	1,492
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	2,007	2,224
Entergy Louisiana
4.440%, 01/15/2026	2,990	3,197
Eversource Energy
2.800%, 05/01/2023	2,120	2,046
Exelon
5.625%, 06/15/2035	1,250	1,351
4.950%, 06/15/2035	2,830	2,858
Exelon Generation LLC
6.250%, 10/01/2039	200	206
5.750%, 10/01/2041	4,931	4,899
5.600%, 06/15/2042	4,070	3,917
FirstEnergy Transmission LLC
5.450%, 07/15/2044 (A)	2,790	2,841
Florida Power & Light
5.960%, 04/01/2039	2,975	3,732
5.690%, 03/01/2040	5,000	6,137
5.650%, 02/01/2037	2,500	3,002
5.400%, 09/01/2035	3,200	3,710
Georgia Power
5.950%, 02/01/2039	3,850	4,349
5.400%, 06/01/2040	6,230	6,536
4.300%, 03/15/2042	1,810	1,672
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	1,291	1,569

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	153

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.875%, 11/01/2041 (A)	$1,970	$2,065
4.700%, 09/01/2045 (A)	3,525	3,556
4.500%, 06/01/2044 (A)	2,375	2,353
ITC Holdings
5.300%, 07/01/2043	2,085	2,145
Jersey Central Power & Light
6.400%, 05/15/2036	1,425	1,581
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	3,844	4,198
Kansas Gas & Electric
4.300%, 07/15/2044 (A)	2,715	2,737
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,600	3,272
Kentucky Utilities
5.125%, 11/01/2040	1,940	2,189
KeySpan Gas East
5.819%, 04/01/2041 (A)	7,485	8,691
Metropolitan Edison
7.700%, 01/15/2019	350	401
MidAmerican Energy
6.750%, 12/30/2031	760	976
5.800%, 10/15/2036	810	979
4.800%, 09/15/2043	1,725	1,870
4.400%, 10/15/2044	1,450	1,485
Midamerican Funding
6.927%, 03/01/2029	170	218
Monongahela Power
5.400%, 12/15/2043 (A)	785	869
4.100%, 04/15/2024 (A)	3,060	3,154
Narragansett Electric
4.170%, 12/10/2042 (A)	1,990	1,886
NextEra Energy Capital Holdings
6.000%, 03/01/2019	2,470	2,719
Niagara Mohawk Power
4.119%, 11/28/2042 (A)	2,000	1,883
2.721%, 11/28/2022 (A)	700	677
NiSource Finance
5.950%, 06/15/2041	545	631
Northern States Power
6.250%, 06/01/2036	1,813	2,312
5.350%, 11/01/2039	2,695	3,148
3.400%, 08/15/2042	975	863
NSTAR Electric
4.400%, 03/01/2044	655	671
Oncor Electric Delivery
7.500%, 09/01/2038	600	797
5.300%, 06/01/2042	5,125	5,508
Pacific Gas & Electric
6.350%, 02/15/2038	1,000	1,231
6.250%, 03/01/2039	1,910	2,332
6.050%, 03/01/2034	4,940	5,926

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.600%, 06/15/2043	$1,930	$1,975
4.500%, 12/15/2041	1,660	1,668
PacifiCorp
6.000%, 01/15/2039	1,070	1,308
5.750%, 04/01/2037	2,972	3,519
Pennsylvania Electric
6.150%, 10/01/2038	6,082	6,467
PSEG Power LLC
8.625%, 04/15/2031	4,340	5,539
Public Service Electric & Gas MTN
4.000%, 06/01/2044	1,000	975
Public Service of Colorado
6.500%, 08/01/2038	725	955
6.250%, 09/01/2037	1,640	2,121
4.300%, 03/15/2044	2,495	2,540
San Diego Gas & Electric
4.500%, 08/15/2040	675	709
Sempra Energy
6.000%, 10/15/2039	3,565	4,098
Southaven Combined Cycle Generation
3.846%, 08/15/2033	2,304	2,345
Southern California Edison
6.050%, 03/15/2039	4,355	5,432
4.650%, 10/01/2043	1,335	1,439
4.500%, 09/01/2040	2,430	2,526
Southern California Gas
4.450%, 03/15/2044	2,450	2,580
3.750%, 09/15/2042	1,290	1,214
Southwestern Electric Power
6.200%, 03/15/2040	3,335	3,989
3.900%, 04/01/2045	2,000	1,754
Texas-New Mexico Power
6.950%, 04/01/2043 (A)	1,082	1,488
Tucson Electric Power
5.000%, 03/15/2044	5,025	5,224
Union Electric
8.450%, 03/15/2039	2,125	3,308
Virginia Electric & Power
4.650%, 08/15/2043	1,095	1,167
4.450%, 02/15/2044	2,500	2,582
3.450%, 02/15/2024	530	544

		287,705

Total Corporate Obligations (Cost $1,981,611) ($ Thousands)		1,993,794

MUNICIPAL BONDS — 6.3%
American Municipal Power, Build America Project, RB
6.053%, 02/15/2043	4,385	5,156
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	1,500	2,006

154	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

California State, Build America Project, GO
7.550%, 04/01/2039	$970	$1,437
7.500%, 04/01/2034	5,300	7,572
City of Gainesville, Build America Project, RB
6.024%, 10/01/2040	3,650	4,378
City of Houston Texas Combined Utility System Revenue, Ser A, RB, ASSURED GTY
Callable 05/15/19 @ 100
5.250%, 11/15/2033	320	359
City of Houston Texas Combined Utility System Revenue, Ser B, RB
3.828%, 05/15/2028	2,775	2,885
City of New York, Build America Project, GO
Callable 10/01/20 @ 100
5.817%, 10/01/2031	2,950	3,261
City of New York, Build America Project, GO
5.517%, 10/01/2037	4,455	5,296
City of Sacramento, Municipal Utility District, Build America Project, RB
6.156%, 05/15/2036	100	122
City of San Francisco, Public Utilities Commission Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	3,705	4,502
Commonwealth of Massachusetts, Build America Project, GO
4.910%, 05/01/2029	1,210	1,394
Commonwealth of Massachusetts, Build America Project, RB
5.731%, 06/01/2040	1,080	1,333
Commonwealth of Pennsylvania, Build America Project, Ser B, GO
5.450%, 02/15/2030	1,915	2,182
Dallas, Convention Center Hotel Development, Build America Project, RB
7.088%, 01/01/2042	600	748
District of Columbia Water & Sewer Authority, RB
4.814%, 10/01/2114	2,535	2,531
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	930	1,100

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Illinois State, GO
5.100%, 06/01/2033	$8,680	$8,234
Illinois, Finance Authority, RB
Callable 06/01/22 @ 100
4.000%, 06/01/2047	1,260	1,262
Indianapolis, Local Public Improvement Bond Bank, Build America Project, RB
6.116%, 01/15/2040	1,860	2,337
Los Angeles Unified School District, Build America Project, GO
5.750%, 07/01/2034	1,875	2,259
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,090	1,553
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	2,965	3,857
Los Angeles, Department of Water & Power, Build America Project, RB
6.574%, 07/01/2045	600	822
6.008%, 07/01/2039	5,000	6,168
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	2,610	3,449
Metropolitan Water Reclamation District of Greater Chicago, GO
5.720%, 12/01/2038	2,630	3,007
Michigan State University, Build America Project, Ser B, RB
Callable 02/15/30 @ 100
6.173%, 02/15/2050	3,200	3,730
Missouri, Joint Municipal Electric Utility Commission, Build America Project, Ser A, RB
6.890%, 01/01/2042	600	719
Municipal Electric Authority of Georgia, Build America Project, RB
6.637%, 04/01/2057	3,511	4,241
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	60	85
7.102%, 01/01/2041	1,500	2,070

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	155

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New York City, Municipal Water Finance Authority, Build America Project, RB
5.440%, 06/15/2043	$2,660	$3,249
New York City, Municipal Water Finance Authority, Build America Project, RB
Callable 06/15/20 @ 100
6.491%, 06/15/2042	6,630	7,515
New York City, Municipal Water Finance Authority, RB
Callable 12/15/20 @ 100
5.375%, 06/15/2043	600	698
New York City, Municipal Water Finance Authority, Ser GG, RB
Callable 06/15/21 @ 100
5.000%, 06/15/2043	710	808
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/2038	2,195	2,654
New York State, Dormitory Authority, Build America Project, RB
5.500%, 03/15/2030	3,295	3,889
5.289%, 03/15/2033	1,550	1,819
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	4,796	6,595
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	115	111
Port Authority of New York & New Jersey, RB
4.926%, 10/01/2051	725	777
4.458%, 10/01/2062	5,735	5,563
Port Authority of New York & New Jersey, Ser 192, RB
4.810%, 10/15/2065	2,460	2,549
Regents of the University of California Medical Center Pooled Revenue, Build America Project, Ser H, RB
6.548%, 05/15/2048	1,480	1,924
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	1,175	1,507
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/2032	2,580	3,119

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

State of California, Build America Project, GO
7.625%, 03/01/2040	$2,355	$3,467
7.350%, 11/01/2039	5,330	7,572
7.300%, 10/01/2039	1,000	1,417
State of New York, Build America Project, RB
5.770%, 03/15/2039	12,820	15,634
Texas Transportation Commission State Highway Fund, Build America Project, Ser B, RB
5.178%, 04/01/2030	2,725	3,213
University of California, Ser AD, RB
4.858%, 05/15/2112	13,775	13,025
University of Texas Permanent University Fund, Build America Project, RB
5.262%, 07/01/2039	1,505	1,825

Total Municipal Bonds (Cost $165,404) ($ Thousands)		178,985

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.9%
FFCB
3.125%, 11/06/2029	3,000	2,851
FHLB
5.625%, 06/11/2021	960	1,148
FHLMC
6.750%, 03/15/2031	7,890	11,384
6.250%, 07/15/2032	6,735	9,447
FICO STRIPS, PO
0.000%, 12/27/2018 (B)	640	611
FNMA
3.500%, 03/07/2033	2,529	2,454
3.000%, 11/26/2032 to 05/23/2033	4,596	4,241
2.625%, 09/06/2024	12,635	12,840
FNMA, PO
0.000%, 05/15/2030 (B)	8,380	5,165
Residual Funding STRIPS
3.490%, 04/15/2030 (B)	17,770	11,280
1.809%, 07/15/2020 (B)	1,706	1,559
Tennessee Valley Authority
5.500%, 06/15/2038	305	386
5.375%, 04/01/2056	12,593	15,121
5.250%, 09/15/2039	7,900	9,645
4.875%, 01/15/2048	635	706
4.625%, 09/15/2060	7,645	8,079
4.250%, 09/15/2065	6,898	6,771
3.500%, 12/15/2042	5,480	5,134

156	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Tennessee Valley Authority STRIPS, PO
0.000%, 01/15/2038 (B)	$3,700	$1,500

Total U.S. Government Agency Obligations (Cost $111,608) ($ Thousands)		110,322

MORTGAGE-BACKED SECURITIES — 1.6%

Agency Mortgage-Backed Obligations — 1.5%
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	254	281
FHLMC CMO, Ser 2004-2748, Cl ZT
5.500%, 02/15/2024	718	810
FHLMC CMO, Ser 2010-3756, Cl PZ
4.000%, 11/15/2040	6,105	6,521
FHLMC CMO, Ser 2013-4150, Cl JZ
3.000%, 01/15/2043	3,048	2,756
FHLMC CMO, Ser 3770, Cl ZB
5.000%, 12/15/2040	3,718	3,974
FHLMC Multifamily Structured Pass-Through Certificates, Ser K027, Cl A2
2.637%, 01/25/2023	4,380	4,432
FNMA
3.841%, 09/01/2020	3,682	3,936
3.762%, 12/01/2020	3,579	3,824
3.665%, 10/01/2020	3,403	3,635
3.583%, 09/01/2020	1,896	1,993
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/2034	970	1,176
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/2034	538	603
FNMA CMO, Ser 2007-68, Cl SC, IO
6.479%, 07/25/2037 (C)	68	12
GNMA ARM
1.750%, 06/20/2032 (C)	87	90
GNMA CMO, Ser 2004-93, Cl PC
5.000%, 04/16/2034	96	101
GNMA CMO, Ser 2009-8, Cl PS, IO
6.103%, 08/16/2038 (C)	154	20
GNMA CMO, Ser 2010-4, Cl NS, IO
6.193%, 01/16/2040 (C)	173	28

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/2041 (B) (D)	$10,425	$9,231

		43,423

Non-Agency Mortgage-Backed Obligations — 0.1%
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.322%, 08/25/2035 (C)	16	11
Countrywide Home Loans, Ser 2005-2, Cl 1A1
0.541%, 03/25/2035 (C)	124	94
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
0.415%, 03/19/2045 (C)	156	140
Harborview Mortgage Loan Trust, Ser 2004-8, Cl 2A4A
1.003%, 11/19/2034 (C)	232	206
Harborview Mortgage Loan Trust, Ser 2005-11, Cl 2A1A
0.513%, 08/19/2045 (C)	317	293
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
1.001%, 12/25/2034 (C)	120	102
Indymac Index Mortgage Loan Trust, Ser 2004-AR5, Cl 2A1B
1.021%, 08/25/2034 (C)	57	49
Indymac Index Mortgage Loan Trust, Ser 2004-AR6, Cl 6A1
2.746%, 10/25/2034 (C)	82	79
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
1.057%, 09/25/2034 (C)	26	24
Indymac Index Mortgage Loan Trust, Ser 2005-AR18, Cl 2A1A
0.531%, 10/25/2036 (C)	15	11
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	24	25
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031	33	34
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.649%, 12/25/2034 (C)	54	54
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
0.527%, 01/25/2045 (C)	152	141

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	157

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 1A3
2.712%, 04/25/2036 (C)	$147	$146

		1,409

Total Mortgage-Backed Securities (Cost $38,230) ($ Thousands)		44,832

SOVEREIGN DEBT — 0.7%
International Bank for Reconstruction & Development MTN
3.725%, 10/31/2030 (B) (E)	5,850	3,473
Israel Government AID Bond
5.500%, 09/18/2033	1,400	1,819
3.289%, 05/01/2024 (B)	1,020	805
3.010%, 08/15/2026 (B)	2,585	1,849
2.703%, 05/15/2024 (B)	1,545	1,217
Republic of Colombia
5.625%, 02/26/2044	1,380	1,314
4.000%, 02/26/2024	1,680	1,642
Republic of Uruguay
5.100%, 06/18/2050	2,285	2,034
United Mexican States
6.050%, 01/11/2040	251	282
5.750%, 10/12/2110	549	528
5.550%, 01/21/2045	1,670	1,753
4.750%, 03/08/2044	1,330	1,250
4.600%, 01/23/2046	145	133
4.000%, 10/02/2023	1,936	1,975

Total Sovereign Debt (Cost $20,334) ($ Thousands)		20,074

ASSET-BACKED SECURITIES — 0.3%

Mortgage Related Securities — 0.0%
Conseco Financial, Ser 1998-2, Cl A5
6.240%, 12/01/2028 (C)	55	56

Other Asset-Backed Securities — 0.3%
321 Henderson Receivables, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (A)	1,417	1,488
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
5.838%, 03/25/2037	180	187
Education Loan Asset-Backed Trust I, Ser 2013-1, Cl A2
0.991%, 04/26/2032 (A) (C)	2,765	2,664
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
1.071%, 07/27/2037 (A) (C)	2,745	2,569

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2011-1, Cl A2
1.371%, 10/25/2034 (C)	$2,620	$2,571

		9,479

Total Asset-Backed Securities (Cost $9,736) ($ Thousands)		9,535

U.S. TREASURY OBLIGATIONS — 15.1%
U.S. Treasury Bills
0.074%, 01/07/2016 (B) (F)	445	445
0.018%, 03/03/2016 (B) (F)	60	60
0.003%, 02/25/2016 (B)	2,200	2,199
0.000%, 01/28/2016 (B) (F)	50	50
U.S. Treasury Bonds
4.500%, 02/15/2036	8,235	10,604
4.250%, 05/15/2039	3,680	4,560
3.875%, 08/15/2040	4,150	4,863
3.750%, 08/15/2041	11,050	12,728
3.750%, 11/15/2043	16,310	18,839
3.625%, 08/15/2043	14,792	16,706
3.625%, 02/15/2044	10,006	11,290
3.375%, 05/15/2044	9,615	10,346
3.125%, 11/15/2041	13,395	13,871
3.125%, 02/15/2043	27,070	27,815
3.000%, 11/15/2044	22,930	22,918
3.000%, 05/15/2045	86,379	86,298
2.875%, 08/15/2045	80,360	78,392
2.750%, 08/15/2042	5,780	5,532
2.500%, 02/15/2045	36,371	32,734
U.S. Treasury Inflation-Protected Securities
1.375%, 02/15/2044	11,675	12,116
0.750%, 02/15/2045	11,150	9,910
U.S. Treasury Notes
2.250%, 11/15/2025	4,745	4,758
2.125%, 05/15/2025	11,051	10,957
U.S. Treasury STRIPS
2.875%, 05/15/2043	3,145	3,074
2.795%, 11/15/2027 (B)	8,360	6,128
2.701%, 05/15/2039 (B)	43,500	21,582

Total U.S. Treasury Obligations (Cost $419,508) ($ Thousands)		428,775

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%**†	37,758,136	37,758

Total Cash Equivalent (Cost $37,758) ($ Thousands)		37,758

Total Investments — 99.1% (Cost $2,784,189) ($ Thousands)		$2,824,075

158	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

The open futures contracts held by the Fund at November 30, 2015, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(433)	Mar-2016	$(55)
U.S. 2-Year Treasury Note	(1,261)	Apr-2016	33
U.S. 5-Year Treasury Note	1,109	Apr-2016	136
U.S. Long Treasury Bond	(235)	Mar-2016	(161)
U.S. Ultra Long Treasury Bond	1,088	Mar-2016	584

			$537

For the period ended November 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2015, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Citigroup	3.68%	3-Month USD LIBOR	11/15/2043	USD	$3,570	$(832)

A list of the open OTC swap agreements held by the Fund at November 30, 2015, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Barclays Bank PLC	2.48%	3-Month USD LIBOR	11/15/2027	USD	$2,605	$(289)
Barclays Bank PLC	2.42%	3-Month USD LIBOR	11/15/2027	USD	2,630	(267)
Citigroup	2.71%	3-Month USD LIBOR	08/15/2042	USD	5,255	(257)

						$(813)

For the period ended November 30, 2015, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,849,444 ($ Thousands).

**	The rate reported is the 7-day effective yield as of November 30, 2015.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2015.

(D)	Rate shown is the effective yield at time of purchase.

(E)	This security is a Supra-National organization.

(F)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

USD — U.S. Dollar

The following is a list of the level of inputs used as of November 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,993,794	$—	$1,993,794
Municipal Bonds	—	178,985	—	178,985
U.S. Government Agency Obligations	—	110,322	—	110,322
Mortgage-Backed Securities	—	44,832	—	44,832
Sovereign Debt	—	20,074	—	20,074
Asset-Backed Securities	—	9,535	—	9,535
U.S. Treasury Obligations	—	428,775	—	428,775
Cash Equivalent	37,758	—	—	37,758

Total Investments in Securities	$37,758	$2,786,317	$—	$2,824,075

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	159

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Concluded)

November 30, 2015

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$753	$—	$—	$753
Unrealized Depreciation	(216)	—	—	(216)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Depreciation	—	(832)	—	(832)
OTC Swaps
Interest Rate Swaps*
Unrealized Depreciation	—	(813)	—	(813)

Total Other Financial Instruments	$537	$(1,645)	$—	$(1,108)

*	Futures contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

160	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 86.9%

Consumer Discretionary — 6.7%
21st Century Fox America
7.125%, 04/08/2028	$400	$477
6.900%, 08/15/2039	1,500	1,821
6.750%, 01/09/2038	3,385	3,880
6.650%, 11/15/2037	2,280	2,692
6.200%, 12/15/2034	2,114	2,446
Amazon.com
4.950%, 12/05/2044	2,745	2,922
CBS
5.900%, 10/15/2040	40	42
4.600%, 01/15/2045	650	581
CCO Safari II LLC
6.834%, 10/23/2055 (A)	1,335	1,354
6.484%, 10/23/2045 (A)	1,135	1,180
6.384%, 10/23/2035 (A)	4,370	4,524
Comcast
6.950%, 08/15/2037	7,354	9,790
6.550%, 07/01/2039	295	380
6.450%, 03/15/2037	4,030	5,086
6.400%, 05/15/2038	13,760	17,367
5.650%, 06/15/2035	4,455	5,215
4.750%, 03/01/2044	500	527
4.650%, 07/15/2042	3,580	3,730
4.600%, 08/15/2045	9,700	10,047
4.500%, 01/15/2043	3,700	3,760
4.400%, 08/15/2035	1,740	1,767
4.250%, 01/15/2033	6,375	6,374
4.200%, 08/15/2034	19,336	19,168
Cox Communications
8.375%, 03/01/2039 (A)	2,528	2,847
4.700%, 12/15/2042 (A)	850	665
4.500%, 06/30/2043 (A)	220	169
Cox Enterprises
7.375%, 07/15/2027 (A)	500	573
Darden Restaurants
6.800%, 10/15/2037	650	732

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
DIRECTV Holdings LLC
6.375%, 03/01/2041	$1,495	$1,630
6.350%, 03/15/2040	1,830	1,994
Discovery Communications
4.875%, 04/01/2043	960	813
Grupo Televisa
6.625%, 01/15/2040	20	22
6.125%, 01/31/2046	1,530	1,553
Home Depot
4.875%, 02/15/2044	855	947
4.400%, 03/15/2045	7,390	7,680
4.250%, 04/01/2046	1,035	1,055
4.200%, 04/01/2043	4,575	4,606
3.750%, 02/15/2024	4,660	4,957
3.350%, 09/15/2025	2,200	2,245
Johnson Controls
5.700%, 03/01/2041	55	54
4.950%, 07/02/2064	695	573
Kohl’s
5.550%, 07/17/2045	1,669	1,588
Lowe’s MTN
7.110%, 05/15/2037	3,092	4,029
6.650%, 09/15/2037	2,040	2,651
5.800%, 10/15/2036	1,260	1,499
5.125%, 11/15/2041	2,525	2,798
5.000%, 09/15/2043	1,050	1,149
4.375%, 09/15/2045	2,490	2,547
4.250%, 09/15/2044	3,750	3,708
McDonald’s MTN
4.600%, 05/26/2045	1,575	1,514
NBCUniversal Media LLC
5.950%, 04/01/2041	3,250	3,957
4.450%, 01/15/2043	1,750	1,763
4.375%, 04/01/2021	65	71
2.875%, 01/15/2023	225	225
NIKE
3.625%, 05/01/2043	7,730	7,196
QVC
5.950%, 03/15/2043	2,290	2,035
5.450%, 08/15/2034	2,160	1,884
Target
6.650%, 08/01/2028	355	434
6.500%, 10/15/2037	2,071	2,694
4.000%, 07/01/2042	5,930	5,760
Thomson Reuters
4.500%, 05/23/2043	290	257
Time Warner
7.700%, 05/01/2032	2,332	2,972
7.625%, 04/15/2031	2,100	2,642
6.500%, 11/15/2036	960	1,107
6.200%, 03/15/2040	260	292
6.100%, 07/15/2040	1,480	1,638
5.375%, 10/15/2041	3,285	3,414

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	161

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Time Warner Cable
6.550%, 05/01/2037	$10	$10
5.875%, 11/15/2040	150	145
Time Warner Entertainment
8.375%, 07/15/2033	970	1,168
Viacom
5.250%, 04/01/2044	2,025	1,727
4.875%, 06/15/2043	190	154
4.850%, 12/15/2034	300	256
4.375%, 03/15/2043	4,401	3,245
Walt Disney MTN
4.125%, 12/01/2041	40	40
4.125%, 06/01/2044	4,440	4,533

		209,347

Consumer Staples — 7.0%
Altria Group
10.200%, 02/06/2039	1,745	2,879
9.950%, 11/10/2038	132	212
4.250%, 08/09/2042	420	385
Anheuser-Busch
6.450%, 09/01/2037	1,975	2,354
Anheuser-Busch InBev Finance
4.625%, 02/01/2044	5,680	5,743
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	1,465	2,105
8.000%, 11/15/2039	845	1,189
6.375%, 01/15/2040	210	252
3.750%, 07/15/2042	5,425	4,777
Board of Trustees of The Leland Stanford Junior University
3.460%, 05/01/2047	1,375	1,271
Bowdoin College
4.693%, 07/01/2112	4,071	3,888
Brown-Forman
4.500%, 07/15/2045	1,675	1,745
California Institute of Technology
4.700%, 11/01/2111	1,000	947
Coca-Cola
2.875%, 10/27/2025	1,820	1,794
Coca-Cola Femsa
5.250%, 11/26/2043	3,070	3,257
ConAgra Foods
8.250%, 09/15/2030	750	1,004
6.625%, 08/15/2039	480	516
CVS Health
5.125%, 07/20/2045	3,575	3,809
4.875%, 07/20/2035	1,075	1,123
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	3,019	3,817

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Diageo Capital
5.875%, 09/30/2036	$485	$571
3.875%, 04/29/2043	5,130	4,793
Hamilton College
4.750%, 07/01/2113	3,516	2,935
Kimberly-Clark
5.300%, 03/01/2041	555	640
Kraft Foods Group
5.000%, 06/04/2042	3,080	3,134
Kraft Heinz Foods
5.200%, 07/15/2045 (A)	2,115	2,201
Land O’ Lakes
6.000%, 11/15/2022 (A)	880	926
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,400	4,112
4.678%, 07/01/2114	3,280	3,338
3.959%, 07/01/2038	1,927	2,010
Northwestern University
4.643%, 12/01/2044	1,200	1,360
3.688%, 12/01/2038	1,570	1,565
Pepsi Bottling Group
7.000%, 03/01/2029	1,320	1,765
PepsiCo
4.875%, 11/01/2040	1,130	1,224
4.600%, 07/17/2045	4,280	4,509
4.250%, 10/22/2044	1,000	1,000
3.600%, 03/01/2024	3,445	3,606
3.600%, 08/13/2042	3,135	2,858
3.000%, 08/25/2021	16	17
Pernod Ricard
5.500%, 01/15/2042 (A)	150	154
Philip Morris International
6.375%, 05/16/2038	420	531
4.875%, 11/15/2043	765	817
4.500%, 03/20/2042	8,840	8,882
4.250%, 11/10/2044	1,635	1,578
4.125%, 03/04/2043	6,240	5,950
3.875%, 08/21/2042	2,190	2,016
President and Fellows of Harvard College
6.500%, 01/15/2039 (A)	1,700	2,304
3.619%, 10/01/2037	400	384
Princeton University
5.700%, 03/01/2039	1,399	1,763
Procter & Gamble
5.550%, 03/05/2037	3,540	4,305
Reynolds American
6.150%, 09/15/2043	20	23
5.850%, 08/15/2045	770	861
5.700%, 08/15/2035	1,695	1,862
4.450%, 06/12/2025	1,750	1,730
SABMiller Holdings
4.950%, 01/15/2042 (A)	2,115	2,170
3.750%, 01/15/2022 (A)	2,665	2,742

162	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SC Johnson & Son
4.750%, 10/15/2046 (A)	$3,321	$3,447
Sysco
4.850%, 10/01/2045	2,860	2,972
Tufts University
5.017%, 04/15/2112	3,212	3,290
University of Chicago
4.411%, 10/01/2044	715	728
Walgreen
4.400%, 09/15/2042	30	26
Walgreens Boots Alliance
4.800%, 11/18/2044	2,240	2,051
Wal-Mart Stores
6.500%, 08/15/2037	10,038	12,993
5.625%, 04/01/2040	5,750	6,871
5.625%, 04/15/2041	1,800	2,162
5.250%, 09/01/2035	5,580	6,402
5.000%, 10/25/2040	18,725	20,723
4.750%, 10/02/2043	8,405	9,143
4.300%, 04/22/2044	5,445	5,556
4.000%, 04/11/2043	7,960	7,713
Whole Foods Market
5.200%, 12/03/2025 (A)	2,235	2,232
William Marsh Rice University
3.574%, 05/15/2045	9,040	8,216

		218,228

Energy — 8.2%
Anadarko Petroleum
6.450%, 09/15/2036	4,540	4,980
6.200%, 03/15/2040	263	277
4.657%, 10/10/2036 (B)	15,000	5,794
Apache
6.900%, 09/15/2018	10	11
5.100%, 09/01/2040	3,525	3,418
4.750%, 04/15/2043	310	292
Baker Hughes
5.125%, 09/15/2040	65	66
BG Energy Capital
5.125%, 10/15/2041 (A)	5,840	6,032
BP Capital Markets
3.994%, 09/26/2023	2,035	2,125
3.535%, 11/04/2024	4,890	4,940
Buckeye Partners
5.850%, 11/15/2043	70	57
Cameron International
7.000%, 07/15/2038	40	49
Canadian Oil Sands
6.000%, 04/01/2042 (A)	985	837
Cenovus Energy
5.200%, 09/15/2043	1,145	1,009
4.450%, 09/15/2042	375	296
CNOOC Finance
3.000%, 05/09/2023	1,970	1,874

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Conoco Funding
6.950%, 04/15/2029	$3,188	$3,908
ConocoPhillips
6.500%, 02/01/2039	11,158	13,315
5.900%, 05/15/2038	2,400	2,710
4.300%, 11/15/2044	9,450	8,831
ConocoPhillips Canada Funding I
5.950%, 10/15/2036	1,040	1,190
Continental Resources
4.900%, 06/01/2044	1,000	722
DCP Midstream Operating
5.600%, 04/01/2044	680	514
Devon Energy
6.300%, 01/15/2019	50	55
5.600%, 07/15/2041	900	832
4.750%, 05/15/2042	200	174
Devon Financing
7.875%, 09/30/2031	1,750	2,092
El Paso Natural Gas
8.375%, 06/15/2032	1,530	1,570
Energy Transfer Partners
8.250%, 11/15/2029	750	881
6.500%, 02/01/2042	310	276
6.050%, 06/01/2041	1,010	855
5.150%, 02/01/2043	3,230	2,481
5.150%, 03/15/2045	1,160	877
Eni
5.700%, 10/01/2040 (A)	2,120	2,087
EnLink Midstream Partners
5.600%, 04/01/2044	1,000	844
5.050%, 04/01/2045	400	309
Enterprise Products Operating LLC
6.450%, 09/01/2040	705	750
5.950%, 02/01/2041	1,085	1,105
5.750%, 03/01/2035	185	185
5.700%, 02/15/2042	4,082	4,014
5.100%, 02/15/2045	1,490	1,354
4.900%, 05/15/2046	1,315	1,174
EOG Resources
3.900%, 04/01/2035	5,669	5,453
Exxon Mobil
3.567%, 03/06/2045	13,045	12,397
Halliburton
7.450%, 09/15/2039	145	191
6.700%, 09/15/2038	1,635	1,985
5.000%, 11/15/2045	2,320	2,356
4.850%, 11/15/2035	1,710	1,725
4.750%, 08/01/2043	1,185	1,159
3.800%, 11/15/2025	7,170	7,219
Kinder Morgan
5.550%, 06/01/2045	1,845	1,406
5.300%, 12/01/2034	4,178	3,202
5.050%, 02/15/2046	5,018	3,588

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	163

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Kinder Morgan Energy Partners
5.500%, 03/01/2044	$1,330	$1,013
Marathon Oil
6.600%, 10/01/2037	195	198
Marathon Petroleum
6.500%, 03/01/2041	3,368	3,641
5.000%, 09/15/2054	1,030	906
Motiva Enterprises
6.850%, 01/15/2040 (A)	5,710	6,135
Nexen Energy ULC
7.500%, 07/30/2039	900	1,186
Noble Energy
6.000%, 03/01/2041	360	355
5.250%, 11/15/2043	3,484	3,199
5.050%, 11/15/2044	3,800	3,435
Occidental Petroleum
4.625%, 06/15/2045	400	410
ONEOK Partners
6.850%, 10/15/2037	135	121
6.125%, 02/01/2041	80	67
Petro-Canada
6.800%, 05/15/2038	2,140	2,630
Petroleos Mexicanos MTN
6.375%, 01/23/2045	295	274
5.625%, 01/23/2046 (A)	1,095	920
Phillips 66
4.875%, 11/15/2044	4,065	4,000
4.650%, 11/15/2034	2,642	2,616
Pride International
7.875%, 08/15/2040	2,850	2,585
Shell International Finance
6.375%, 12/15/2038	10,636	13,343
5.500%, 03/25/2040	2,500	2,837
4.550%, 08/12/2043	6,145	6,233
4.375%, 05/11/2045	11,970	11,835
4.125%, 05/11/2035	4,631	4,618
Southern Natural Gas
7.350%, 02/15/2031	2,215	2,221
Spectra Energy Capital
6.750%, 02/15/2032	800	820
Spectra Energy Partners
5.950%, 09/25/2043	160	164
4.500%, 03/15/2045	1,000	828
Statoil
6.500%, 12/01/2028 (A)	2,325	2,920
5.250%, 04/15/2019	50	55
5.100%, 08/17/2040	1,415	1,572
4.800%, 11/08/2043	1,534	1,650
3.950%, 05/15/2043	2,400	2,253
Suncor Energy
6.500%, 06/15/2038	7,345	8,768
5.950%, 12/01/2034	1,385	1,542
3.600%, 12/01/2024	2,170	2,159

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Sunoco Logistics Partners Operations
5.350%, 05/15/2045	$2,447	$1,905
TC PipeLines
4.375%, 03/13/2025	1,300	1,207
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,775	2,826
Total Capital International
3.700%, 01/15/2024	1,000	1,035
TransCanada PipeLines
7.250%, 08/15/2038	1,490	1,855
6.100%, 06/01/2040	3,207	3,537
5.000%, 10/16/2043	1,275	1,250
4.625%, 03/01/2034	12,148	11,602
Valero Energy
10.500%, 03/15/2039	2,476	3,558
6.625%, 06/15/2037	475	514
Weatherford International
9.875%, 03/01/2039	1,265	1,143
Williams Partners
6.300%, 04/15/2040	50	43
5.800%, 11/15/2043	1,435	1,130
5.400%, 03/04/2044	1,600	1,185
5.100%, 09/15/2045	945	681

		256,823

Financials — 24.6%
ACE INA Holdings
6.700%, 05/15/2036	6,035	7,889
4.350%, 11/03/2045	1,030	1,030
3.350%, 05/03/2026	3,260	3,251
Aflac
6.900%, 12/17/2039	6,185	8,030
AIA Group MTN
4.875%, 03/11/2044 (A)	5,072	5,389
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	5,110	6,619
Alexandria Real Estate Equities
3.900%, 06/15/2023‡	400	398
American Express
4.050%, 12/03/2042	2,403	2,280
American International Group
4.700%, 07/10/2035	1,100	1,100
3.875%, 01/15/2035	1,996	1,804
American Tower Trust I
3.070%, 03/15/2023‡ (A)	3,034	2,956
Apollo Management Holdings
4.000%, 05/30/2024 (A)	2,010	2,002
Assurant
6.750%, 02/15/2034	1,964	2,296
Bank of America
7.750%, 05/14/2038	1,275	1,750
6.500%, 07/15/2018	265	294

164	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
6.110%, 01/29/2037	$4,195	$4,832
6.000%, 10/15/2036	1,665	2,010
5.875%, 02/07/2042	4,200	4,981
5.000%, 01/21/2044	4,775	5,121
4.875%, 04/01/2044	1,885	1,998
4.750%, 04/21/2045	4,440	4,377
4.100%, 07/24/2023	4,540	4,744
4.000%, 01/22/2025	5,320	5,280
3.950%, 04/21/2025	870	859
3.300%, 01/11/2023	1,370	1,369
Bank of New York Mellon MTN
4.600%, 01/15/2020	50	54
Bank One Capital III
8.750%, 09/01/2030	620	892
Barclays
5.250%, 08/17/2045	800	828
Berkshire Hathaway
4.500%, 02/11/2043	8,988	9,058
3.400%, 01/31/2022	56	59
Berkshire Hathaway Finance
5.750%, 01/15/2040	2,080	2,449
4.400%, 05/15/2042	2,250	2,233
4.300%, 05/15/2043	2,390	2,330
2.450%, 12/15/2015	13	13
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	4,839	5,675
5.000%, 06/15/2044 (A)	5,935	6,087
4.450%, 07/15/2045 (A)	700	661
Carlyle Holdings II Finance
5.625%, 03/30/2043 (A)	10,349	10,911
CBL & Associates
5.250%, 12/01/2023‡	600	604
4.600%, 10/15/2024‡	350	330
CDP Financial
5.600%, 11/25/2039 (A)	6,215	7,437
Chubb
6.500%, 05/15/2038	2,485	3,233
Cincinnati Financial
6.920%, 05/15/2028	833	1,056
6.125%, 11/01/2034	3,553	4,132
Citigroup
8.125%, 07/15/2039	1,810	2,647
6.875%, 02/15/2098	2,435	3,244
6.675%, 09/13/2043	2,601	3,211
4.650%, 07/30/2045	3,585	3,648
4.450%, 09/29/2027	8,920	8,915
4.400%, 06/10/2025	1,805	1,835
3.875%, 10/25/2023	4,435	4,604
Citigroup Capital III
7.625%, 12/01/2036	895	1,103
CME Group
5.300%, 09/15/2043	5,030	5,769

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Cooperatieve Centrale Raiffeisen- Boerenleenbank
11.000%, 12/31/2049 (A) (C)	$1,000	$1,240
5.800%, 09/30/2110 (A)	5,720	6,213
5.750%, 12/01/2043	3,720	4,199
5.250%, 08/04/2045	7,005	7,386
4.625%, 12/01/2023	1,670	1,740
3.875%, 02/08/2022	55	58
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA MTN
5.250%, 05/24/2041	115	131
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045 (A)	3,985	3,989
Credit Suisse NY MTN
3.625%, 09/09/2024	250	252
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	4,075	4,002
Daimler Finance North America LLC
1.450%, 08/01/2016 (A)	5,200	5,209
1.375%, 08/01/2017 (A)	9,450	9,376
DaimlerChrysler
8.500%, 01/18/2031	150	218
Devon OEI Operating
7.500%, 09/15/2027	10	12
ERP Operating
4.625%, 12/15/2021‡	55	60
4.500%, 07/01/2044‡	4,000	4,065
4.500%, 06/01/2045‡	1,450	1,478
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	800	998
Farmers Exchange Capital II
6.151%, 11/01/2053 (A) (C)	5,630	6,058
Farmers Exchange Capital III
5.454%, 10/15/2054 (A) (C)	1,500	1,470
First Union Capital II
7.950%, 11/15/2029	355	465
FMR
5.150%, 02/01/2043 (A)	260	276
4.950%, 02/01/2033	250	264
Ford Holdings
9.300%, 03/01/2030	2,279	3,141
GE Capital International Funding
4.418%, 11/15/2035 (A)	73,959	75,867
General Electric Capital MTN
6.875%, 01/10/2039	2,572	3,522
6.750%, 03/15/2032	106	139
6.150%, 08/07/2037	81	103
5.875%, 01/14/2038	9,534	11,692
General Motors
5.200%, 04/01/2045	1,305	1,244

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	165

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Goldman Sachs Group MTN
6.750%, 10/01/2037	$6,610	$7,923
6.345%, 02/15/2034	1,360	1,595
6.250%, 02/01/2041	7,564	9,126
6.125%, 02/15/2033	15,720	18,845
5.750%, 10/01/2016	345	358
5.375%, 03/15/2020	175	195
5.250%, 07/27/2021	398	446
5.150%, 05/22/2045	1,310	1,302
4.800%, 07/08/2044	3,850	3,881
4.750%, 10/21/2045	6,425	6,424
3.750%, 05/22/2025	2,250	2,281
3.625%, 01/22/2023	215	221
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	7,070	6,750
Hartford Financial Services Group
6.625%, 03/30/2040	1,794	2,249
HBOS
6.000%, 11/01/2033 (A)	1,304	1,437
HCP
6.750%, 02/01/2041‡	525	638
4.250%, 11/15/2023‡	740	747
3.875%, 08/15/2024‡	835	812
Health Care
3.750%, 03/15/2023‡	180	177
Highmark
6.125%, 05/15/2041 (A)	1,560	1,554
4.750%, 05/15/2021 (A)	1,330	1,358
HSBC Bank
7.650%, 05/01/2025	2,015	2,568
HSBC Bank USA
7.000%, 01/15/2039	4,490	5,721
5.875%, 11/01/2034	11,380	13,274
5.625%, 08/15/2035	3,780	4,305
HSBC Holdings
6.800%, 06/01/2038	2,240	2,813
6.500%, 09/15/2037	7,640	9,280
6.100%, 01/14/2042	965	1,214
5.250%, 03/14/2044	11,305	11,893
4.000%, 03/30/2022	275	290
Intercontinental Exchange
3.750%, 12/01/2025	2,550	2,572
JPMorgan Chase
6.400%, 05/15/2038	10,223	13,069
5.600%, 07/15/2041	6,880	8,068
5.500%, 10/15/2040	5,900	6,815
5.400%, 01/06/2042	14,035	16,063
4.950%, 06/01/2045	6,130	6,200
4.850%, 02/01/2044	6,695	7,191
4.250%, 10/15/2020	300	321
4.250%, 10/01/2027	740	745
3.900%, 07/15/2025	500	518

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.875%, 02/01/2024	$235	$244
3.875%, 09/10/2024	750	754
3.375%, 05/01/2023	250	249
3.200%, 01/25/2023	200	201
JPMorgan Chase Capital XXIII
1.362%, 05/15/2047 (C)	2,000	1,512
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	8,622	8,910
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	7,297	7,144
Liberty Mutual Group
6.500%, 05/01/2042 (A)	3,132	3,665
Lincoln National
6.300%, 10/09/2037	100	119
6.150%, 04/07/2036	45	52
Lloyds Banking Group
5.300%, 12/01/2045 (A)	1,030	1,059
Macquarie Bank
5.000%, 02/22/2017 (A)	65	68
Macquarie Group
6.250%, 01/14/2021 (A)	40	45
6.000%, 01/14/2020 (A)	100	110
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	2,010	2,952
McGraw Hill Financial
4.400%, 02/15/2026 (A)	1,490	1,523
MetLife
10.750%, 08/01/2039	1,160	1,833
6.500%, 12/15/2032	350	437
5.875%, 02/06/2041	3,820	4,546
5.700%, 06/15/2035	8,595	10,095
4.875%, 11/13/2043	6,990	7,344
4.721%, 12/15/2044	3,910	4,026
4.600%, 05/13/2046	1,110	1,132
MetLife Capital Trust IV
7.875%, 12/15/2037 (A)	220	274
Metropolitan Life Insurance
7.800%, 11/01/2025 (A)	2,000	2,600
Morgan Stanley MTN
7.250%, 04/01/2032	155	206
6.375%, 07/24/2042	3,115	3,922
6.250%, 08/09/2026	8,221	9,850
4.350%, 09/08/2026	700	712
4.300%, 01/27/2045	10,395	10,089
4.000%, 07/23/2025	6,225	6,463
3.950%, 04/23/2027	355	347
3.875%, 04/29/2024	1,495	1,545
3.700%, 10/23/2024	3,405	3,463
Mutual of Omaha Insurance
4.297%, 07/15/2054 (A) (C)	1,300	1,282
National Rural Utilities Cooperative Finance
4.023%, 11/01/2032	4,517	4,455

166	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Nationwide Building Society MTN
3.900%, 07/21/2025 (A)	$1,105	$1,145
Nationwide Financial Services
5.300%, 11/18/2044 (A)	1,450	1,470
Nationwide Health Properties MTN
6.900%, 10/01/2037‡	1,600	1,991
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,510	2,282
8.250%, 12/01/2031 (A)	500	656
7.875%, 04/01/2033 (A)	527	678
4.950%, 04/22/2044 (A)	1,300	1,252
New York Life Global Funding
2.450%, 07/14/2016 (A)	50	51
New York Life Insurance
6.750%, 11/15/2039 (A)	5,615	7,261
5.875%, 05/15/2033 (A)	4,447	5,245
Nordea Bank
4.250%, 09/21/2022 (A)	55	57
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	4,415	5,337
Pacific Life Insurance
9.250%, 06/15/2039 (A)	1,040	1,518
PNC Bank MTN
3.800%, 07/25/2023	450	466
3.250%, 06/01/2025	4,615	4,621
PNC Funding
6.700%, 06/10/2019	100	115
Prudential Financial MTN
6.625%, 06/21/2040	285	355
5.700%, 12/14/2036	6,294	7,182
Prudential Insurance of America
8.300%, 07/01/2025 (A)	1,000	1,313
Rabobank
4.375%, 08/04/2025	1,380	1,408
Santander Issuances SAU
5.179%, 11/19/2025	800	803
Siemens Financieringsmaatschappij
6.125%, 08/17/2026 (A)	100	124
Simon Property Group
6.750%, 02/01/2040‡	3,465	4,633
4.750%, 03/15/2042‡	3,850	4,104
4.375%, 03/01/2021‡	40	43
4.250%, 10/01/2044‡	210	210
Swiss Re Treasury US
4.250%, 12/06/2042 (A)	6,581	6,309
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	4,540	5,649
4.900%, 09/15/2044 (A)	4,085	4,195

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Travelers
6.750%, 06/20/2036	$5,420	$7,158
6.250%, 06/15/2037	125	158
5.350%, 11/01/2040	1,565	1,806
4.600%, 08/01/2043	3,875	4,060
Trinity Acquisition
6.125%, 08/15/2043	50	54
UBS Group Funding Jersey
4.125%, 09/24/2025 (A)	3,280	3,294
US Bancorp MTN
4.125%, 05/24/2021	22	24
Validus Holdings
8.875%, 01/26/2040	1,295	1,637
Ventas Realty
5.700%, 09/30/2043‡	3,910	4,235
Wachovia
5.750%, 06/15/2017	150	160
WEA Finance LLC
4.750%, 09/17/2044 (A)	2,400	2,362
Wells Fargo MTN
5.606%, 01/15/2044	6,333	7,073
5.375%, 11/02/2043	1,845	1,994
4.900%, 11/17/2045	2,440	2,483
4.650%, 11/04/2044	6,690	6,553
4.600%, 04/01/2021	40	44
4.300%, 07/22/2027	3,655	3,763
3.900%, 05/01/2045	8,920	8,258
3.500%, 03/08/2022	235	244
3.300%, 09/09/2024	750	749
Wells Fargo Bank
6.600%, 01/15/2038	5,445	7,144
5.950%, 08/26/2036	1,100	1,318
5.850%, 02/01/2037	7,831	9,411
Welltower
6.500%, 03/15/2041‡	775	908
5.125%, 03/15/2043‡	1,020	1,033
XLIT
5.250%, 12/15/2043	2,770	2,894
ZFS Finance USA Trust I
6.500%, 05/09/2037 (A) (C)	755	773
ZFS Finance USA Trust II
6.450%, 12/15/2065 (A) (C)	2,625	2,658

		767,732

Health Care — 9.1%
Abbott Laboratories
2.950%, 03/15/2025	4,715	4,649
AbbVie
4.700%, 05/14/2045	2,175	2,137
4.500%, 05/14/2035	8,540	8,297
4.400%, 11/06/2042	5,085	4,730
Actavis
4.625%, 10/01/2042	25	24

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	167

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Actavis Funding SCS
4.850%, 06/15/2044	$625	$626
4.750%, 03/15/2045	3,765	3,754
4.550%, 03/15/2035	6,290	6,179
Aetna
4.750%, 03/15/2044	2,250	2,316
4.125%, 11/15/2042	1,885	1,779
Allina Health System
4.805%, 11/15/2045	3,620	3,739
Amgen
6.900%, 06/01/2038	2,190	2,722
5.750%, 03/15/2040	15	16
5.650%, 06/15/2042	2,325	2,552
5.150%, 11/15/2041	2,595	2,629
Anthem
4.650%, 01/15/2043	2,780	2,701
4.650%, 08/15/2044	1,600	1,539
4.625%, 05/15/2042	300	290
2.375%, 02/15/2017	20	20
Ascension Health
4.847%, 11/15/2053	520	565
AstraZeneca
6.450%, 09/15/2037	8,760	11,316
4.000%, 09/18/2042	1,810	1,730
3.375%, 11/16/2025	1,540	1,544
Baxalta
5.250%, 06/23/2045 (A)	2,620	2,634
Bayer US Finance LLC
3.375%, 10/08/2024 (A)	750	754
Baylor Scott & White Holdings
4.185%, 11/15/2045	4,735	4,543
Becton Dickinson
4.875%, 05/15/2044	1,000	1,022
4.685%, 12/15/2044	65	66
Biogen
5.200%, 09/15/2045	3,455	3,469
4.050%, 09/15/2025	3,115	3,140
Boston Scientific, Ser 2005-
7.000%, 11/15/2035	1,335	1,572
Bristol-Myers Squibb
4.500%, 03/01/2044	125	134
Catholic Health Initiatives
4.350%, 11/01/2042	1,900	1,763
Celgene
5.700%, 10/15/2040	3,242	3,457
5.250%, 08/15/2043	670	678
5.000%, 08/15/2045	3,185	3,185
4.625%, 05/15/2044	780	730
Cigna
5.875%, 03/15/2041	65	74
City of Hope
5.623%, 11/15/2043	850	967
Cleveland Clinic Foundation
4.858%, 01/01/2114	3,656	3,425

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Gilead Sciences
4.800%, 04/01/2044	$4,350	$4,409
4.750%, 03/01/2046	3,795	3,855
4.600%, 09/01/2035	4,555	4,634
4.500%, 02/01/2045	8,410	8,238
GlaxoSmithKline Capital
6.375%, 05/15/2038	8,324	10,680
Hartford HealthCare
5.746%, 04/01/2044	2,480	2,699
Humana
8.150%, 06/15/2038	1,510	2,059
4.625%, 12/01/2042	55	53
Johnson & Johnson
5.950%, 08/15/2037	4,045	5,230
4.500%, 12/05/2043	2,000	2,211
4.375%, 12/05/2033	7,300	8,040
McKesson
4.883%, 03/15/2044	1,550	1,570
Mead Johnson Nutrition
5.900%, 11/01/2039	620	676
Medtronic
4.625%, 03/15/2044	3,916	4,020
4.625%, 03/15/2045	11,780	12,093
4.375%, 03/15/2035	11,525	11,777
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	1,000	1,086
Merck
4.150%, 05/18/2043	3,050	3,040
3.700%, 02/10/2045	13,430	12,421
3.600%, 09/15/2042	850	777
2.750%, 02/10/2025	3,015	2,947
Merck Sharp & Dohme MTN
5.760%, 05/03/2037	1,276	1,530
North Shore-Long Island Jewish Health Care
6.150%, 11/01/2043	630	761
4.800%, 11/01/2042	2,400	2,280
Novartis Capital
4.400%, 05/06/2044	5,690	5,955
NYU Hospitals Center
4.428%, 07/01/2042	2,650	2,552
Pfizer
7.200%, 03/15/2039	2,150	2,939
4.400%, 05/15/2044	2,125	2,092
4.300%, 06/15/2043	3,420	3,393
Pharmacia
6.600%, 12/01/2028	1,145	1,432
Providence Health & Services Obligated Group
4.379%, 10/01/2023	2,400	2,576
Roche Holdings
4.000%, 11/28/2044 (A)	230	232

168	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	$1,750	$1,772
Southern Baptist Hospital of Florida
4.857%, 07/15/2045	1,370	1,419
St. Barnabas
4.000%, 07/01/2028	2,240	2,218
St. Jude Medical
4.750%, 04/15/2043	1,000	968
Stryker
4.375%, 05/15/2044	1,220	1,224
4.100%, 04/01/2043	785	753
3.375%, 11/01/2025	1,310	1,310
Sutter Health
2.286%, 08/15/2053	2,000	1,959
Toledo Hospital
4.982%, 11/15/2045	3,425	3,600
Trinity Health
4.125%, 12/01/2045	2,524	2,358
UnitedHealth Group
6.875%, 02/15/2038	1,251	1,659
6.625%, 11/15/2037	4,315	5,516
6.500%, 06/15/2037	3,210	4,068
5.950%, 02/15/2041	95	112
5.800%, 03/15/2036	325	386
5.700%, 10/15/2040	1,005	1,182
4.750%, 07/15/2045	13,450	14,158
4.625%, 07/15/2035	1,100	1,161
4.375%, 03/15/2042	30	30
3.950%, 10/15/2042	1,980	1,863
Wyeth
5.950%, 04/01/2037	4,425	5,273
Wyeth LLC
6.500%, 02/01/2034	3,390	4,228
Zimmer Biomet Holdings
4.450%, 08/15/2045	2,285	2,114
Zoetis
4.700%, 02/01/2043	25	22

		285,077

Industrials — 6.3%
3M MTN
3.875%, 06/15/2044	4,360	4,243
Air Canada, Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (A)	488	495
Air Canada, Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	5,500	5,328
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	1,671	1,781

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
American Airlines, Pass-Through Trust, Ser 2014-1, Cl A
3.700%, 10/01/2026	$2,069	$2,069
BAE Systems Holdings
4.750%, 10/07/2044 (A)	3,098	3,008
Boeing
6.875%, 03/15/2039	620	863
6.625%, 02/15/2038	870	1,162
3.300%, 03/01/2035	5,670	5,256
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	1,333	1,722
4.950%, 09/15/2041	140	145
4.900%, 04/01/2044	3,910	4,015
4.550%, 09/01/2044	600	587
4.450%, 03/15/2043	1,250	1,197
4.400%, 03/15/2042	2,825	2,720
Canadian National Railway
6.250%, 08/01/2034	2,393	3,032
6.200%, 06/01/2036	5,665	7,182
4.500%, 11/07/2043	3,800	4,062
Canadian Pacific Railway
6.125%, 09/15/2115	4,393	4,483
Caterpillar
5.200%, 05/27/2041	640	693
4.750%, 05/15/2064	4,220	4,125
3.803%, 08/15/2042	7,145	6,427
CSX
4.750%, 05/30/2042	3,415	3,436
4.500%, 08/01/2054	900	818
Deere
3.900%, 06/09/2042	5,095	4,819
Eaton
4.000%, 11/02/2032	2,780	2,655
Federal Express
7.600%, 07/01/2097	1,403	1,853
FedEx
4.100%, 04/15/2043	790	711
3.875%, 08/01/2042	1,641	1,418
General Electric
4.500%, 03/11/2044	5,475	5,648
2.700%, 10/09/2022	1,010	1,013
Honeywell International
5.700%, 03/15/2037	300	361
5.375%, 03/01/2041	4,435	5,223
Koninklijke Philips
6.875%, 03/11/2038	80	92
Lockheed Martin
4.850%, 09/15/2041	1,885	1,936
4.700%, 05/15/2046	1,510	1,546
4.500%, 05/15/2036	985	999
4.070%, 12/15/2042	3,000	2,783
3.800%, 03/01/2045	2,200	1,952
3.600%, 03/01/2035	4,845	4,357

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	169

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Norfolk Southern
6.000%, 03/15/2105	$440	$474
6.000%, 05/23/2111	345	370
Parker-Hannifin MTN
4.450%, 11/21/2044	1,255	1,306
Raytheon
7.200%, 08/15/2027	400	527
4.700%, 12/15/2041	560	602
4.200%, 12/15/2044	3,610	3,592
Republic Services
5.700%, 05/15/2041	2,100	2,356
Siemens Financieringsmaatschappij
4.400%, 05/27/2045 (A)	8,400	8,715
Stanley Black & Decker
5.200%, 09/01/2040	280	301
Tyco International Finance
5.125%, 09/14/2045	1,300	1,347
Union Pacific
4.850%, 06/15/2044	1,855	2,031
4.750%, 09/15/2041	135	145
4.750%, 12/15/2043	1,715	1,856
4.375%, 11/15/2065	15,433	14,611
3.875%, 02/01/2055	4,730	4,185
United Airlines, Pass-Through Trust, Ser 2014-2, Cl A
3.750%, 09/03/2026	2,724	2,758
United Parcel Service
6.200%, 01/15/2038	3,842	4,943
3.625%, 10/01/2042	5,000	4,662
United Technologies
5.700%, 04/15/2040	7,525	8,927
4.500%, 06/01/2042	20,695	21,002
4.150%, 05/15/2045	3,410	3,268
US Airways, Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	2,076	2,305
WW Grainger
4.600%, 06/15/2045	1,185	1,234

		197,732

Information Technology — 5.9%
Alibaba Group Holding
3.600%, 11/28/2024 (A)	665	641
Apple
4.450%, 05/06/2044	780	789
4.375%, 05/13/2045	18,250	18,305
3.850%, 05/04/2043	3,350	3,107
3.450%, 02/09/2045	8,965	7,701
Applied Materials
5.850%, 06/15/2041	90	99
Automatic Data Processing
3.375%, 09/15/2025	2,040	2,085

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Broadcom MTN
4.500%, 08/01/2034	$6,505	$6,718
Cisco Systems
5.900%, 02/15/2039	6,439	7,873
5.500%, 01/15/2040	7,095	8,343
Hewlett Packard Enterprise
6.350%, 10/15/2045 (A)	4,615	4,437
6.200%, 10/15/2035 (A)	2,915	2,826
4.900%, 10/15/2025 (A)	1,110	1,096
Hewlett-Packard
6.000%, 09/15/2041	965	888
Intel
4.900%, 07/29/2045	14,995	15,835
4.800%, 10/01/2041	6,915	7,275
4.000%, 12/15/2032	520	510
International Business Machines
3.625%, 02/12/2024	4,160	4,295
Intuit
5.750%, 03/15/2017	25	26
Microsoft
5.300%, 02/08/2041	515	593
4.875%, 12/15/2043	1,470	1,599
4.750%, 11/03/2055	3,545	3,565
4.450%, 11/03/2045	6,950	7,137
4.200%, 11/03/2035	1,555	1,571
4.000%, 02/12/2055	6,959	6,193
3.750%, 02/12/2045	10,610	9,723
3.500%, 02/12/2035	5,250	4,829
3.500%, 11/15/2042	670	595
Motorola Solutions
7.500%, 05/15/2025	915	1,027
Oracle
6.500%, 04/15/2038	7,067	8,934
6.125%, 07/08/2039	2,870	3,500
5.375%, 07/15/2040	6,362	7,088
4.500%, 07/08/2044	980	986
4.375%, 05/15/2055	4,970	4,623
4.300%, 07/08/2034	16,375	16,454
4.125%, 05/15/2045	8,810	8,399
Qualcomm
4.800%, 05/20/2045	1,685	1,400
QUALCOMM
4.650%, 05/20/2035	3,540	3,114
Seagate HDD Cayman
5.750%, 12/01/2034 (A)	1,680	1,301

		185,480

Materials — 1.8%
Albemarle
5.450%, 12/01/2044	1,449	1,403
Barrick North America Finance LLC
7.500%, 09/15/2038	15	14

170	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.750%, 05/01/2043	$2,635	$2,092
5.700%, 05/30/2041	1,000	754
BHP Billiton Finance USA
6.750%, 10/19/2075 (A) (C)	1,055	1,052
5.000%, 09/30/2043	7,240	6,927
Dow Chemical
5.250%, 11/15/2041	755	744
4.625%, 10/01/2044	825	757
4.250%, 10/01/2034	2,870	2,631
E.I. du Pont de Nemours
4.150%, 02/15/2043	1,820	1,620
Ecolab
5.500%, 12/08/2041	460	509
Georgia-Pacific LLC
8.875%, 05/15/2031	3,255	4,671
7.250%, 06/01/2028	330	415
Glencore Finance Canada
6.000%, 11/15/2041 (A)	2,878	2,101
International Paper
8.700%, 06/15/2038	1,000	1,348
LYB International Finance
5.250%, 07/15/2043	1,525	1,527
LyondellBasell Industries
4.625%, 02/26/2055	1,215	1,036
Monsanto
4.700%, 07/15/2064	1,935	1,626
4.400%, 07/15/2044	1,080	936
4.200%, 07/15/2034	3,735	3,375
Nacional del Cobre de Chile
4.500%, 09/16/2025 (A)	2,015	1,933
Newcrest Finance
5.750%, 11/15/2041 (A)	1,150	859
Newmont Mining
6.250%, 10/01/2039	5,560	4,709
5.875%, 04/01/2035	100	85
Nucor
6.400%, 12/01/2037	40	44
Rio Tinto Alcan
7.250%, 03/15/2031	1,790	2,165
Rio Tinto Finance USA
9.000%, 05/01/2019	150	180
5.200%, 11/02/2040	20	20
4.750%, 03/22/2042	120	112
4.125%, 08/21/2042	6,910	5,852
3.750%, 06/15/2025	3,750	3,588
3.500%, 11/02/2020	20	21
Southern Copper
7.500%, 07/27/2035	790	764
Union Carbide
7.750%, 10/01/2096	25	30
Vale Overseas
6.875%, 11/21/2036	1,475	1,089
6.875%, 11/10/2039	55	40

		57,029

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 2.8%
America Movil
6.375%, 03/01/2035	$50	$58
6.125%, 11/15/2037	50	56
6.125%, 03/30/2040	2,375	2,697
4.375%, 07/16/2042	3,320	3,039
AT&T
8.250%, 11/15/2031	2,625	3,469
5.600%, 05/15/2018	40	44
5.550%, 08/15/2041	3,485	3,577
5.350%, 09/01/2040	4,145	4,135
4.800%, 06/15/2044	4,830	4,521
4.750%, 05/15/2046	2,566	2,404
4.500%, 05/15/2035	6,735	6,321
4.350%, 06/15/2045	2,389	2,085
3.000%, 02/15/2022	20	20
Bellsouth Capital Funding
7.875%, 02/15/2030	2,855	3,414
Centel Capital
9.000%, 10/15/2019	25	29
Deutsche Telekom International Finance
9.250%, 06/01/2032	2,536	3,782
8.750%, 06/15/2030	910	1,276
GTE
8.750%, 11/01/2021	100	125
Koninklijke
8.375%, 10/01/2030	130	171
Rogers Communications
5.450%, 10/01/2043	4,000	4,304
SES Global Americas Holdings
5.300%, 03/25/2044 (A)	6,621	6,376
Verizon Communications
7.350%, 04/01/2039	2,275	2,865
6.000%, 04/01/2041	1,420	1,579
5.012%, 08/21/2054	8,271	7,825
4.862%, 08/21/2046	1,271	1,235
4.750%, 11/01/2041	700	658
4.672%, 03/15/2055	9,007	8,006
4.522%, 09/15/2048	6,172	5,606
4.272%, 01/15/2036	4,535	4,178
Vodafone Group
7.875%, 02/15/2030	1,255	1,558
6.150%, 02/27/2037	130	134
4.375%, 02/19/2043	3,260	2,721

		88,268

Utilities — 14.5%
AGL Capital
6.375%, 07/15/2016	100	103
4.400%, 06/01/2043	665	611
3.500%, 09/15/2021	68	69

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	171

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Alabama Power
5.200%, 06/01/2041	$155	$168
5.125%, 02/15/2019	195	210
4.150%, 08/15/2044	135	130
Appalachian Power
6.700%, 08/15/2037	50	61
5.800%, 10/01/2035	125	142
4.600%, 03/30/2021	70	75
Arizona Public Service
8.750%, 03/01/2019	455	544
5.050%, 09/01/2041	50	55
4.500%, 04/01/2042	12	12
Baltimore Gas & Electric
6.350%, 10/01/2036	125	158
5.200%, 06/15/2033	1,620	1,777
Berkshire Hathaway Energy
6.125%, 04/01/2036	4,401	5,210
5.950%, 05/15/2037	245	284
5.150%, 11/15/2043	470	505
Boston Gas
4.487%, 02/15/2042 (A)	1,325	1,296
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	6,567	6,913
3.550%, 08/01/2042	500	452
CenterPoint Energy Resources
6.250%, 02/01/2037	1,095	1,233
4.500%, 01/15/2021	40	42
Cleco Power
6.000%, 12/01/2040	1,150	1,298
Commonwealth Edison
4.700%, 01/15/2044	2,200	2,337
3.700%, 03/01/2045	11,570	10,477
Connecticut Light & Power
4.150%, 06/01/2045	4,250	4,210
Consolidated Edison of New York
6.750%, 04/01/2038	5,026	6,528
6.200%, 06/15/2036	65	79
5.850%, 04/01/2018	180	196
5.700%, 06/15/2040	40	47
5.500%, 12/01/2039	75	85
4.625%, 12/01/2054	1,075	1,073
4.450%, 03/15/2044	650	651
3.950%, 03/01/2043	5,840	5,432
Consumers Energy
4.350%, 08/31/2064	4,250	4,113
Dominion Resources
5.250%, 08/01/2033	20	21
4.900%, 08/01/2041	2,885	2,851
4.050%, 09/15/2042	450	403
DTE Electric
3.950%, 06/15/2042	80	77
3.900%, 06/01/2021	30	32

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.700%, 03/15/2045	$7,575	$6,977
Duke Energy
3.550%, 09/15/2021	17	18
2.150%, 11/15/2016	25	25
Duke Energy Carolinas LLC
6.450%, 10/15/2032	110	138
6.100%, 06/01/2037	2,010	2,452
6.050%, 04/15/2038	1,475	1,848
5.300%, 02/15/2040	4,260	4,923
4.250%, 12/15/2041	2,000	2,001
4.000%, 09/30/2042	14,915	14,367
3.900%, 06/15/2021	50	53
3.750%, 06/01/2045	500	466
Duke Energy Florida
6.400%, 06/15/2038	3,035	3,927
Duke Energy Indiana
6.450%, 04/01/2039	4,275	5,532
6.350%, 08/15/2038	3,185	4,081
4.900%, 07/15/2043	435	473
Duke Energy Progress
4.375%, 03/30/2044	2,270	2,322
4.150%, 12/01/2044	1,250	1,236
Duke Energy Progress LLC
4.200%, 08/15/2045	4,810	4,790
4.100%, 05/15/2042	530	519
Duquesne Light Holdings
6.250%, 08/15/2035	2,500	2,636
El Paso Electric
5.000%, 12/01/2044	350	344
Electricite de France
6.000%, 01/22/2114 (A)	9,903	9,784
4.950%, 10/13/2045 (A)	3,625	3,557
4.750%, 10/13/2035 (A)	1,625	1,605
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	1,000	1,108
Entergy Louisiana
4.440%, 01/15/2026	1,510	1,614
Exelon
4.950%, 06/15/2035	1,685	1,702
Exelon Generation LLC
6.250%, 10/01/2039	4,340	4,478
5.600%, 06/15/2042	1,220	1,174
5.200%, 10/01/2019	100	108
Florida Power & Light
5.960%, 04/01/2039	2,570	3,224
5.690%, 03/01/2040	6,568	8,062
5.650%, 02/01/2037	1,000	1,201
4.050%, 06/01/2042	10,550	10,419
4.050%, 10/01/2044	3,215	3,189
3.800%, 12/15/2042	5,320	5,034
Georgia Power
5.650%, 03/01/2037	105	114
5.400%, 06/01/2040	11,470	12,033

172	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.300%, 03/15/2042	$10,330	$9,541
4.300%, 03/15/2043	2,945	2,701
Gulf Power
4.550%, 10/01/2044	1,500	1,452
Indianapolis Power & Light
4.700%, 09/01/2045 (A)	3,870	3,905
4.650%, 06/01/2043 (A)	4,250	4,248
International Transmission
4.625%, 08/15/2043 (A)	1,975	2,101
Jersey Central Power & Light
6.150%, 06/01/2037	275	299
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	3,080	3,364
Kansas Gas & Electric
4.300%, 07/15/2044 (A)	3,275	3,302
Kentucky Utilities
5.125%, 11/01/2040	2,565	2,894
KeySpan Gas East
5.819%, 04/01/2041 (A)	4,951	5,748
Louisville Gas & Electric
4.650%, 11/15/2043	3,390	3,596
MidAmerican Energy
4.800%, 09/15/2043	5,260	5,704
4.400%, 10/15/2044	7,655	7,840
Monongahela Power
5.400%, 12/15/2043 (A)	2,930	3,243
Narragansett Electric
4.170%, 12/10/2042 (A)	1,000	948
Nevada Power
6.650%, 04/01/2036	100	128
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	5,244	5,205
4.119%, 11/28/2042 (A)	2,000	1,883
NiSource Finance
5.950%, 06/15/2041	220	255
5.800%, 02/01/2042	900	1,030
Northern States Power
6.250%, 06/01/2036	1,176	1,500
6.200%, 07/01/2037	3,640	4,673
4.850%, 08/15/2040	3,400	3,727
3.400%, 08/15/2042	464	411
Oglethorpe Power
5.375%, 11/01/2040	2,735	2,932
5.250%, 09/01/2050	1,205	1,274
4.200%, 12/01/2042	3,740	3,428
Ohio Edison
8.250%, 10/15/2038	395	550
Oklahoma Gas & Electric
4.550%, 03/15/2044	1,395	1,429
Oncor Electric Delivery
7.500%, 09/01/2038	200	266
7.000%, 09/01/2022	85	103
6.800%, 09/01/2018	35	39

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.300%, 06/01/2042	$1,450	$1,558
5.250%, 09/30/2040	1,650	1,757
4.550%, 12/01/2041	4,700	4,573
One Gas
4.658%, 02/01/2044	1,420	1,458
Pacific Gas & Electric
6.250%, 03/01/2039	4,640	5,665
6.050%, 03/01/2034	7,504	9,001
4.600%, 06/15/2043	8,520	8,716
4.450%, 04/15/2042	5,495	5,546
4.300%, 03/15/2045	1,655	1,642
3.250%, 09/15/2021	18	19
PacifiCorp
6.250%, 10/15/2037	2,875	3,606
6.000%, 01/15/2039	5,065	6,193
4.100%, 02/01/2042	2,725	2,657
PECO Energy
4.800%, 10/15/2043	1,505	1,620
Pennsylvania Electric
6.150%, 10/01/2038	3,600	3,828
6.050%, 09/01/2017	50	54
Piedmont Natural Gas
4.650%, 08/01/2043	830	865
Potomac Electric Power
4.950%, 11/15/2043	950	1,019
PPL Electric Utilities
5.200%, 07/15/2041	1,100	1,252
4.750%, 07/15/2043	3,600	3,891
Progress Energy
4.400%, 01/15/2021	25	26
PSEG Power LLC
8.625%, 04/15/2031	4,493	5,734
5.125%, 04/15/2020	50	55
4.300%, 11/15/2023	2,155	2,160
Public Service Electric & Gas MTN
4.150%, 11/01/2045	700	703
4.050%, 05/01/2045	1,800	1,777
4.000%, 06/01/2044	695	677
3.650%, 09/01/2042	1,905	1,767
Public Service of Colorado
6.250%, 09/01/2037	1,960	2,535
4.300%, 03/15/2044	1,250	1,272
3.950%, 03/15/2043	5,845	5,638
2.900%, 05/15/2025	4,730	4,665
Public Service of Oklahoma
4.400%, 02/01/2021	27	29
Puget Sound Energy
5.795%, 03/15/2040	130	158
4.300%, 05/20/2045	1,400	1,426
San Diego Gas & Electric
6.000%, 06/01/2026	625	774
Sempra Energy
9.800%, 02/15/2019	50	61
6.000%, 10/15/2039	3,390	3,896

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	173

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
South Carolina Electric & Gas
5.450%, 02/01/2041	$605	$684
5.100%, 06/01/2065	5,915	6,249
Southern California Edison
6.000%, 01/15/2034	175	215
5.950%, 02/01/2038	510	629
5.500%, 03/15/2040	70	83
5.350%, 07/15/2035	2,240	2,570
4.650%, 10/01/2043	6,195	6,677
4.050%, 03/15/2042	7,405	7,255
Southern California Gas
4.450%, 03/15/2044	2,000	2,107
3.750%, 09/15/2042	3,530	3,323
Southwestern Electric Power
6.200%, 03/15/2040	1,204	1,440
Southwestern Public Service
8.750%, 12/01/2018	40	48
4.500%, 08/15/2041	10,695	11,090
Tampa Electric
4.350%, 05/15/2044	1,225	1,216
Texas-New Mexico Power
6.950%, 04/01/2043 (A)	2,000	2,750
Union Electric
8.450%, 03/15/2039	2,780	4,328
Virginia Electric & Power
6.350%, 11/30/2037	630	816
4.650%, 08/15/2043	2,530	2,696
4.450%, 02/15/2044	5,470	5,649
4.200%, 05/15/2045	1,750	1,740
3.450%, 02/15/2024	4,455	4,571
Wisconsin Electric Power
4.250%, 06/01/2044	850	855
3.650%, 12/15/2042	3,930	3,581
2.950%, 09/15/2021	3	3
Wisconsin Power & Light
4.100%, 10/15/2044	1,500	1,479
Wisconsin Public Service
4.752%, 11/01/2044	3,615	3,975

		451,515

Total Corporate Obligations (Cost $2,789,568) ($ Thousands)		2,717,231

MUNICIPAL BONDS — 8.4%
American Municipal Power, RB
6.053%, 02/15/2043	2,200	2,587
Arizona, Health Facilities Authority, Ser B, RB
Callable 01/01/17 @ 100
1.028%, 01/01/2037 (C)	800	716
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	6,745	9,020

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
California State, Build America Project, GO
7.550%, 04/01/2039	$10,155	$15,030
7.500%, 04/01/2034	13,085	18,694
City of Houston, Ser A, GO
6.290%, 03/01/2032	2,275	2,804
City of Houston, Utility System Revenue, Ser B, RB
3.828%, 05/15/2028	1,600	1,664
City of New York, Build America Project, GO
5.985%, 12/01/2036	1,175	1,441
5.206%, 10/01/2031	750	844
City Public Service Board of San Antonio Texas, RB
5.808%, 02/01/2041	5,500	6,905
Commonwealth of Massachusetts, GO
5.456%, 12/01/2039	5,085	6,181
Commonwealth of Massachusetts, Ser D, GO
4.500%, 08/01/2031	330	356
Grand Parkway Transportation, RB
5.184%, 10/01/2042	1,350	1,596
Illinois State, GO
5.100%, 06/01/2033	5,890	5,587
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	6,300	6,213
Los Angeles Department of Water & Power, RB
5.716%, 07/01/2039	1,510	1,822
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	500	650
Los Angeles, Department of Water & Power, Build America Project, RB
6.574%, 07/01/2045	4,530	6,207
Los Angeles, Department of Water & Power, Ser C, RB
5.516%, 07/01/2027	955	1,106
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	11,000	14,536
Metropolitan Water Reclamation District of Greater Chicago, Build America Project, GO
5.720%, 12/01/2038	2,040	2,332

174	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Michigan State University, Build America Project, RB
Callable 02/15/30 @ 100
6.173%, 02/15/2050	$850	$991
Municipal Electric Authority of Georgia, Build America Project, RB
7.055%, 04/01/2057	2,235	2,461
6.637%, 04/01/2057	3,909	4,716
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	2,895	4,127
7.102%, 01/01/2041	8,735	12,054
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
5.767%, 08/01/2036	3,140	3,829
5.508%, 08/01/2037	1,890	2,279
New York City, Municipal Water Finance Authority, Build America Project, RB
6.011%, 06/15/2042	750	971
5.882%, 06/15/2044	500	643
5.724%, 06/15/2042	3,720	4,733
5.440%, 06/15/2043	5,000	6,107
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/2038	900	1,088
New York State, Urban Development, Build America Project, RB
5.770%, 03/15/2039	6,305	7,689
Ohio State, Water Development Authority, RB
4.879%, 12/01/2034	1,795	2,022
Port Authority of New York & New Jersey, RB
4.926%, 10/01/2051	245	263
4.458%, 10/01/2062	10,725	10,403
Port Authority of New York & New Jersey, Ser 192, RB
4.810%, 10/15/2065	2,735	2,833
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	1,000	1,283
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/2032	3,605	4,358
State of California, Build America Project, GO
7.625%, 03/01/2040	5,570	8,199

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
7.300%, 10/01/2039	$15,050	$21,332
State of Texas, Build America Project, Ser A, GO
4.631%, 04/01/2033	1,500	1,661
State of Washington, GO
5.140%, 08/01/2040	4,495	5,324
Texas State, Build America Project, GO
5.517%, 04/01/2039	4,350	5,459
Texas State, Transportation Communication Authority, Build America Project, Ser B, RB
5.178%, 04/01/2030	4,025	4,745
Texas Transportation Commission State Highway Fund, Ser B, RB
5.028%, 04/01/2026	6,600	7,608
University of California, Build America Project, RB
5.770%, 05/15/2043	5,100	6,253
University of California, Ser AD, RB
4.858%, 05/15/2112	6,337	5,992
University of California, Ser AP, RB
3.931%, 05/15/2045	950	930
University of California, Ser AQ, RB
4.767%, 05/15/2115	4,529	4,227
University of California, Ser J, RB
4.131%, 05/15/2045	6,000	5,862
University of Texas Permanent University Fund, Build America Project, RB
5.262%, 07/01/2039	4,540	5,506
University of Texas, Build America Project, Ser B, RB
Callable 08/15/19 @ 100
6.276%, 08/15/2041	60	67
Virginia Commonwealth University, Health System Authority, Ser A, RB
4.956%, 01/01/2044	475	504

Total Municipal Bonds (Cost $272,104) ($ Thousands)		262,810

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.5%
FNMA
3.000%, 10/18/2032	1,040	964
Tennessee Valley Authority
5.880%, 04/01/2036	1,200	1,556
5.375%, 04/01/2056	2,160	2,594

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	175

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Credit Fund (Concluded)

November 30, 2015

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
4.250%, 09/15/2065	$9,022	$8,856

Total U.S. Government Agency Obligations (Cost $14,219) ($ Thousands)		13,970

SOVEREIGN DEBT — 0.2%
Asian Development Bank
5.820%, 06/16/2028	3,310	4,313
International Bank for Reconstruction & Development MTN
3.726%, 10/31/2030 (B) (D)	2,605	1,546

Total Sovereign Debt (Cost $5,984) ($ Thousands)		5,859

ASSET-BACKED SECURITY — 0.0%

Other Asset-Backed Securities — 0.0%
321 Henderson Receivables LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (A)	506	532

Total Asset-Backed Security (Cost $506) ($ Thousands)		532

U.S. TREASURY OBLIGATIONS — 2.7%
U.S. Treasury Bill
0.010%, 02/18/2016 (B) (E)	755	755
U.S. Treasury Bonds
3.000%, 05/15/2045	10,815	10,805
2.875%, 08/15/2045	62,370	60,842
U.S. Treasury Inflation-Protected Securities
1.375%, 02/15/2044	613	636
0.750%, 02/15/2045	1,516	1,347
U.S. Treasury Notes
2.250%, 11/15/2025	7,565	7,586
2.000%, 08/15/2025	2,770	2,715

Total U.S. Treasury Obligations (Cost $84,244) ($ Thousands)		84,686

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%**†	60,023,684	60,024

Total Cash Equivalent (Cost $60,024) ($ Thousands)		60,024

Total Investments — 100.6% (Cost $3,226,649) ($ Thousands)		$3,145,112

The open futures contracts held by the Fund at November 30, 2015, are as follows:

Type of Contract	Number of Contracts Long/ (Short)	Expiration Date	Net Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	31	Mar-2016	$6
U.S. 2-Year Treasury Note	(1,289)	Apr-2016	34
U.S. 5-Year Treasury Note	1,048	Apr-2016	141
U.S. Long Treasury Bond	(380)	Mar-2016	(260)
U.S. Ultra Long Treasury Bond	106	Mar-2016	80

			$1

For the period ended November 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $3,126,792 ($ Thousands).

**	The rate reported is the 7-day effective yield as of November 30, 2015.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2015.

(D)	This security is a Supra-National organization.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

FNMA — Federal National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of November 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$2,717,231	$—	$2,717,231
Municipal Bonds	—	262,810	—	262,810
U.S. Government Agency Obligations	—	13,970	—	13,970
Sovereign Debt	—	5,859	—	5,859
Asset-Backed Security	—	532	—	532
U.S. Treasury Obligations	—	84,686	—	84,686
Cash Equivalent	60,024	—	—	60,024

Total Investments in Securities	$60,024	$3,085,088	$—	$3,145,112

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$261	$—	$—	$261
Unrealized Depreciation	(260)	—	—	(260)

Total Other Financial Instruments	$1	$—	$—	$1

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

176	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 45.5%

Consumer Discretionary — 1.3%
AutoZone
1.300%, 01/13/2017	$1,250	$1,249
NBCUniversal Enterprise
1.006%, 04/15/2018 (A) (B)	1,400	1,403
Scripps Networks Interactive
2.700%, 12/15/2016	1,800	1,818
Thomson Reuters
1.650%, 09/29/2017	1,190	1,188
Time Warner Cable
5.850%, 05/01/2017	950	997
Whirlpool
1.350%, 03/01/2017	1,055	1,052

		7,707

Consumer Staples — 1.5%
CVS Health
1.900%, 07/20/2018	1,000	1,006
1.200%, 12/05/2016	825	827
JM Smucker
1.750%, 03/15/2018	380	379
Mondelez International
0.849%, 02/01/2019 (A)	1,500	1,465
President and Fellows of Harvard College
6.300%, 10/01/2037	2,100	2,138
Reynolds American
2.300%, 06/12/2018	1,070	1,084
SABMiller Holdings
1.019%, 08/01/2018 (A) (B)	750	742
Walgreens Boots Alliance
1.750%, 11/17/2017	1,700	1,694

		9,335

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Energy — 2.4%
BP Capital Markets
0.851%, 05/10/2018 (A)	$1,500	$1,491
0.784%, 02/13/2018 (A)	1,000	995
ConocoPhillips
1.500%, 05/15/2018	790	786
Devon Energy
0.877%, 12/15/2016 (A)	1,450	1,435
Enbridge
0.779%, 06/02/2017 (A)	1,575	1,544
Energy Transfer Partners
2.500%, 06/15/2018	800	781
Hess
1.300%, 06/15/2017	810	799
Kinder Morgan
2.000%, 12/01/2017	785	761
Petrobras Global Finance BV
2.694%, 03/17/2017 (A)	2,200	2,068
Schlumberger Norge
1.250%, 08/01/2017 (B)	205	204
Statoil
0.544%, 11/09/2017 (A)	1,350	1,342
TransCanada PipeLines
1.110%, 01/12/2018 (A)	2,600	2,595

		14,801

Financials — 28.7%
Abbey National Treasury Services
1.232%, 08/24/2018 (A)	1,250	1,250
0.846%, 03/13/2017 (A)	5,485	5,475
0.736%, 09/29/2017 (A)	1,500	1,493
ABN AMRO Bank
4.250%, 02/02/2017 (B)	705	727
American Express Credit MTN
1.875%, 11/05/2018	1,100	1,103
1.125%, 06/05/2017	2,250	2,242
0.619%, 09/22/2017 (A)	1,425	1,417
0.602%, 06/05/2017 (A)	1,720	1,713
American Honda Finance MTN
0.781%, 07/13/2018 (A)	1,500	1,500
Australia & New Zealand Banking Group
0.922%, 05/15/2018 (A)	625	623
Banco Santander Chile
1.221%, 04/11/2017 (A) (B)	1,200	1,191
Bank of America MTN
5.650%, 05/01/2018	305	331
5.300%, 03/15/2017	900	941
2.000%, 01/11/2018	545	547
1.700%, 08/25/2017	1,100	1,101
1.361%, 01/15/2019 (A)	1,000	1,006
1.003%, 08/25/2017 (A)	1,790	1,787

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	177

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bank of Montreal MTN
1.400%, 04/10/2018	$925	$919
0.919%, 04/09/2018 (A)	1,000	999
0.571%, 07/14/2017 (A)	1,760	1,756
Bank of New York Mellon MTN
0.813%, 09/11/2019 (A)	2,000	1,984
0.772%, 03/06/2018 (A)	700	697
Bank of Nova Scotia
1.300%, 07/21/2017	1,150	1,150
Bank of Tokyo-Mitsubishi UFJ
1.450%, 09/08/2017 (B)	1,000	992
0.642%, 09/08/2017 (A) (B)	1,025	1,016
Barclays Bank
6.050%, 12/04/2017 (B)	1,500	1,608
0.944%, 02/17/2017 (A)	2,675	2,672
BB&T MTN
1.197%, 06/15/2018 (A)	890	896
0.989%, 02/01/2019 (A)	800	796
Berkshire Hathaway Finance
0.621%, 01/12/2018 (A)	2,945	2,941
BNP Paribas MTN
0.926%, 12/12/2016 (A)	1,000	1,002
BPCE MTN
1.191%, 02/10/2017 (A)	1,000	1,003
Branch Banking & Trust
0.754%, 12/01/2016 (A)	2,930	2,930
Capital One
1.514%, 08/17/2018 (A)	1,750	1,766
1.014%, 02/05/2018 (A)	1,100	1,095
Capital One Bank USA
1.300%, 06/05/2017	2,500	2,480
Citigroup
1.700%, 04/27/2018	850	846
1.550%, 08/14/2017	750	749
1.088%, 04/08/2019 (A)	1,000	993
1.082%, 11/24/2017 (A)	2,580	2,571
1.013%, 04/27/2018 (A)	2,180	2,173
Citizens Bank MTN
1.600%, 12/04/2017	2,000	1,979
Commonwealth Bank of Australia MTN
0.602%, 09/08/2017 (A) (B)	1,250	1,245
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375%, 01/19/2017	1,250	1,280
Credit Agricole MTN
1.302%, 06/10/2020 (A) (B)	500	499
Credit Suisse NY
1.700%, 04/27/2018	1,275	1,273
1.014%, 01/29/2018 (A)	1,100	1,098
Daimler Finance North America LLC
1.650%, 05/18/2018 (B)	800	791
1.375%, 08/01/2017 (B)	1,470	1,459

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Deutsche Bank
1.350%, 05/30/2017	$1,250	$1,241
1.039%, 02/13/2018 (A)	1,100	1,093
ERAC USA Finance LLC
1.400%, 04/15/2016 (B)	335	335
Export-Import Bank of Korea
1.071%, 01/14/2017 (A)	2,200	2,203
Fifth Third Bank
1.350%, 06/01/2017	2,000	1,997
1.280%, 08/20/2018 (A)	1,250	1,250
0.817%, 02/26/2016 (A)	1,000	1,000
Ford Motor Credit LLC
1.724%, 12/06/2017	750	742
1.237%, 06/15/2018 (A)	1,940	1,918
1.166%, 03/12/2019 (A)	1,000	979
0.852%, 09/08/2017 (A)	2,780	2,745
General Electric Capital MTN
1.035%, 04/02/2018 (A)	500	503
General Motors Financial
2.400%, 04/10/2018	1,600	1,593
Goldman Sachs Group MTN
2.375%, 01/22/2018	2,900	2,937
1.522%, 04/30/2018 (A)	215	217
1.476%, 04/23/2020 (A)	875	882
1.462%, 11/15/2018 (A)	1,375	1,381
1.137%, 12/15/2017 (A)	1,730	1,732
HSBC Bank
1.002%, 05/15/2018 (A) (B)	650	648
HSBC USA
1.300%, 06/23/2017	1,850	1,845
Huntington National Bank
2.200%, 11/06/2018	1,225	1,225
1.375%, 04/24/2017	850	846
Hyundai Capital America MTN
2.000%, 03/19/2018 (B)	560	555
ING Bank
1.015%, 10/01/2019 (A) (B)	1,300	1,290
JPMorgan Chase
1.700%, 03/01/2018	3,000	2,997
1.271%, 01/23/2020 (A)	700	703
0.953%, 01/28/2019 (A)	1,000	991
0.924%, 03/01/2018 (A)	1,100	1,094
KeyBank
0.934%, 06/01/2018 (A)	1,300	1,297
0.883%, 11/25/2016 (A)	1,490	1,490
Korea Development Bank
0.945%, 01/22/2017 (A)	2,950	2,951
Lloyds Bank
1.144%, 08/17/2018 (A)	1,200	1,201
0.856%, 03/16/2018 (A)	1,250	1,245
Macquarie Group
1.329%, 01/31/2017 (A) (B)	1,000	1,001
Manufacturers & Traders Trust
1.400%, 07/25/2017	1,150	1,147

178	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
0.697%, 01/30/2017 (A)	$900	$899
0.620%, 07/25/2017 (A)	950	947
Metropolitan Life Global Funding I
1.500%, 01/10/2018 (B)	740	738
0.701%, 04/10/2017 (A) (B)	2,175	2,178
Mizuho Bank
0.776%, 09/25/2017 (A) (B)	4,090	4,065
Morgan Stanley MTN
5.950%, 12/28/2017	550	596
1.170%, 01/24/2019 (A)	750	748
0.765%, 10/18/2016 (A)	1,000	999
Nissan Motor Acceptance MTN
1.026%, 09/26/2016 (A) (B)	985	985
0.884%, 03/03/2017 (A) (B)	615	614
Nordea Bank
1.250%, 04/04/2017 (B)	1,250	1,250
Pentair Finance
1.350%, 12/01/2015	345	345
PNC Bank
1.800%, 11/05/2018	1,685	1,684
Pricoa Global Funding I MTN
1.350%, 08/18/2017 (B)	2,050	2,043
1.150%, 11/25/2016 (B)	800	801
Principal Life Global Funding II
1.200%, 05/19/2017 (B)	1,000	997
1.125%, 02/24/2017 (B)	550	549
Prudential Financial MTN
1.142%, 08/15/2018 (A)	1,649	1,653
Royal Bank of Canada MTN
1.200%, 01/23/2017	500	501
Santander Bank
1.251%, 01/12/2018 (A)	1,250	1,240
Simon Property Group
1.500%, 02/01/2018‡ (B)	1,345	1,336
Societe Generale MTN
1.406%, 10/01/2018 (A)	2,500	2,520
Standard Chartered MTN
0.955%, 04/17/2018 (A) (B)	2,000	1,988
Sumitomo Mitsui Banking
0.751%, 01/10/2017 (A)	1,500	1,498
SunTrust Bank
0.802%, 02/15/2017 (A)	1,000	997
Synchrony Financial
1.875%, 08/15/2017	760	758
1.564%, 02/03/2020 (A)	1,750	1,727
Toronto-Dominion Bank MTN
0.856%, 07/23/2018 (A)	1,500	1,498
0.569%, 05/02/2017 (A)	1,190	1,187
Toyota Motor Credit MTN
1.550%, 07/13/2018	1,500	1,501
UBS MTN
5.875%, 12/20/2017	1,000	1,082
1.002%, 08/14/2019 (A)	1,750	1,736

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Union Bank
1.076%, 09/26/2016 (A)	$1,400	$1,403
US Bancorp MTN
0.720%, 04/25/2019 (A)	1,400	1,392
Ventas Realty
1.550%, 09/26/2016‡	750	752
1.250%, 04/17/2017‡	285	283
Volkswagen Group of America Finance LLC
1.250%, 05/23/2017 (B)	750	724
0.848%, 05/22/2018 (A) (B)	750	710
0.810%, 11/20/2017 (A) (B)	3,000	2,859
Volkswagen International Finance
1.125%, 11/18/2016 (B)	1,090	1,075
0.804%, 11/18/2016 (A) (B)	1,260	1,234
Voya Financial
2.900%, 02/15/2018	650	663
WEA Finance LLC
1.750%, 09/15/2017 (B)	700	696
Wells Fargo MTN
1.400%, 09/08/2017	1,000	1,000
1.002%, 01/30/2020 (A)	1,250	1,243
Western Union
2.375%, 12/10/2015	145	145
Westpac Banking
1.200%, 05/19/2017	700	700
0.925%, 01/17/2019 (A)	800	796

		174,714

Health Care — 5.1%
AbbVie
1.800%, 05/14/2018	1,200	1,200
Actavis Funding SCS
2.350%, 03/12/2018	1,730	1,744
1.416%, 03/12/2018 (A)	2,025	2,031
1.300%, 06/15/2017	1,250	1,241
Amgen
2.125%, 05/15/2017	1,350	1,363
0.758%, 05/22/2017 (A)	3,080	3,073
Baxalta
1.099%, 06/22/2018 (A) (B)	3,300	3,291
Bayer US Finance LLC
0.573%, 10/07/2016 (A) (B)	1,600	1,599
Becton Dickinson and
0.787%, 06/15/2016 (A)	850	850
Celgene
2.125%, 08/15/2018	750	753
Express Scripts Holding
2.650%, 02/15/2017	2,860	2,894
1.250%, 06/02/2017	1,750	1,741
McKesson
1.292%, 03/10/2017	1,030	1,027
0.950%, 12/04/2015	395	395

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	179

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Medtronic
1.500%, 03/15/2018	$935	$938
Mylan
1.350%, 11/29/2016	950	944
Perrigo
1.300%, 11/08/2016	265	263
Thermo Fisher Scientific
1.300%, 02/01/2017	415	414
UnitedHealth Group
1.450%, 07/17/2017	1,400	1,405
0.765%, 01/17/2017 (A)	2,605	2,607
Zimmer Holdings
1.450%, 04/01/2017	1,400	1,394

		31,167

Industrials — 1.8%
Air Lease
4.500%, 01/15/2016	1,000	1,003
2.125%, 01/15/2018	385	379
GATX
1.250%, 03/04/2017	525	521
Hutchison Whampoa International
1.625%, 10/31/2017 (B)	1,400	1,396
John Deere Capital MTN
1.600%, 07/13/2018	1,500	1,500
Norfolk Southern
5.750%, 01/15/2016	2,740	2,756
PACCAR Financial MTN
1.100%, 06/06/2017	1,170	1,165
Precision Castparts
0.700%, 12/20/2015	235	235
Rockwell Collins
0.687%, 12/15/2016 (A)	1,730	1,729

		10,684

Information Technology — 0.8%
Fidelity National Information Services
1.450%, 06/05/2017	470	466
Hewlett Packard Enterprise
2.450%, 10/05/2017 (B)	1,750	1,755
2.059%, 10/05/2017 (A) (B)	2,215	2,218
TSMC Global
0.950%, 04/03/2016 (B)	550	549

		4,988

Materials — 1.1%
Glencore Funding LLC
1.567%, 05/27/2016 (A) (B)	1,350	1,318
Monsanto
1.150%, 06/30/2017	1,425	1,415
0.544%, 11/07/2016 (A)	1,859	1,851

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Rio Tinto Finance USA
1.174%, 06/17/2016 (A)	$2,260	$2,262

		6,846

Telecommunication Services — 1.7%
AT&T
5.500%, 02/01/2018	2,500	2,702
1.257%, 06/30/2020 (A)	1,250	1,249
British Telecommunications
1.250%, 02/14/2017	655	653
Verizon Communications
2.086%, 09/14/2018 (A)	935	960
1.350%, 06/09/2017	3,150	3,152
0.733%, 06/09/2017 (A)	1,520	1,516

		10,232

Utilities — 1.1%
Dominion Gas Holdings LLC
1.050%, 11/01/2016	1,000	1,000
Duke Energy
0.704%, 04/03/2017 (A)	2,000	1,995
Exelon
1.550%, 06/09/2017	2,300	2,294
Southern
1.300%, 08/15/2017	780	774
Xcel Energy
1.200%, 06/01/2017	670	667

		6,730

Total Corporate Obligations (Cost $278,288) ($ Thousands)		277,204

ASSET-BACKED SECURITIES — 25.1%

Automotive — 15.2%
Ally Auto Receivables Trust, Ser 2014-SN1, Cl A3
0.750%, 02/21/2017	565	565
Ally Master Owner Trust, Ser 2014-1, Cl A1
0.667%, 01/15/2019 (A)	1,150	1,150
Ally Master Owner Trust, Ser 2014-4, Cl A1
0.597%, 06/17/2019 (A)	945	942
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	3,485	3,488
Ally Master Owner Trust, Ser 2014-5, Cl A2
1.600%, 10/15/2019	2,245	2,247
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl A
1.450%, 04/16/2018 (B)	21	21

180	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
American Credit Acceptance Receivables Trust, Ser 2014-4, Cl A
1.330%, 07/10/2018 (B)	$415	$414
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl B
1.310%, 11/08/2017	589	589
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A3
0.650%, 12/08/2017	135	135
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl C
2.720%, 09/09/2019	1,850	1,868
AmeriCredit Automobile Receivables Trust, Ser 2014-4, Cl A3
1.270%, 07/08/2019	875	873
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.497%, 01/15/2021 (A) (B)	1,773	1,772
ARI Fleet Lease Trust, Ser 2013-A, Cl A3
0.920%, 07/15/2021 (B)	307	307
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/2022 (B)	223	223
Bank of The West Auto Trust, Ser 2015-1, Cl A2B
0.547%, 04/16/2018 (A) (B)	1,665	1,665
California Republic Auto Receivables Trust, Ser 2013-1, Cl A2
1.410%, 09/17/2018 (B)	782	784
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A4
0.970%, 01/22/2018	915	915
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl C
1.740%, 10/22/2018	1,100	1,100
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl B
2.320%, 07/20/2018	1,225	1,233
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A3
1.320%, 06/20/2018	850	850
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A2
1.180%, 12/20/2017	1,615	1,614
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A2
1.720%, 01/22/2019	890	893

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CarMax Auto Owner Trust, Ser 2012-1, Cl C
2.200%, 10/16/2017	$990	$993
CarMax Auto Owner Trust, Ser 2012-1, Cl D
3.090%, 08/15/2018	2,360	2,370
CarMax Auto Owner Trust, Ser 2012-3, Cl A3
0.520%, 07/17/2017	50	50
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/2018	225	226
CarMax Auto Owner Trust, Ser 2013-4, Cl A4
1.280%, 05/15/2019	1,210	1,208
CarMax Auto Owner Trust, Ser 2015-3, Cl A2A
1.100%, 11/15/2018	1,235	1,233
Carnow Auto Receivables Trust, Ser 2014-1A, Cl A
0.960%, 01/17/2017 (B)	88	88
Chesapeake Funding LLC, Ser 2011-2A, Cl A
1.445%, 04/07/2024 (A) (B)	406	406
Chesapeake Funding LLC, Ser 2012-1A, Cl A
0.945%, 11/07/2023 (A) (B)	36	36
Chesapeake Funding LLC, Ser 2012-2A, Cl A
0.645%, 05/07/2024 (A) (B)	253	253
Chesapeake Funding LLC, Ser 2014-1A, Cl A
0.614%, 03/07/2026 (A) (B)	1,256	1,254
Chesapeake Funding LLC, Ser 2015-1A, Cl B
1.145%, 02/07/2027 (A) (B)	1,330	1,329
Chrysler Capital Auto Receivables Trust 2015-B, Ser 2015-BA, Cl A2
1.460%, 12/17/2018 (B)	1,095	1,095
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (B)	1,213	1,211
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (B)	350	349
CPS Auto Receivables Trust, Ser 2015-A, Cl A
1.530%, 07/15/2019 (B)	2,054	2,049
CPS Auto Trust, Ser 2012-C, Cl A
1.820%, 12/16/2019 (B)	920	916
Credit Acceptance Auto Loan Trust, Ser 2013-1A, Cl A
1.210%, 10/15/2020 (B)	133	133

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	181

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Credit Acceptance Auto Loan Trust, Ser 2013-2A, Cl A
1.500%, 04/15/2021 (B)	$804	$803
Credit Acceptance Auto Loan Trust, Ser 2014-1A, Cl A
1.550%, 10/15/2021 (B)	1,210	1,205
Credit Acceptance Auto Loan Trust, Ser 2014-2A, Cl A
1.880%, 03/15/2022 (B)	2,250	2,240
DT Auto Owner Trust 2015-3, Ser 2015-3A, Cl A
1.660%, 03/15/2019 (B)	2,415	2,411
Enterprise Fleet Financing LLC, Ser 2013-1, Cl A2
0.680%, 09/20/2018 (B)	34	34
Enterprise Fleet Financing LLC, Ser 2014-1, Cl A2
0.870%, 09/20/2019 (B)	261	261
Enterprise Fleet Financing LLC, Ser 2014-1, Cl A3
1.380%, 09/20/2019 (B)	700	699
Enterprise Fleet Financing LLC, Ser 2014-2, Cl A2
1.050%, 03/20/2020 (B)	3,521	3,509
First Investors Auto Owner Trust 2013-1, Ser 2013-1A, Cl B
1.810%, 10/15/2018 (B)	815	816
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/2018 (B)	29	29
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (B)	45	45
First Investors Auto Owner Trust, Ser 2013-2A, Cl A2
1.230%, 03/15/2019 (B)	266	266
First Investors Auto Owner Trust, Ser 2014-1A, Cl A2
0.800%, 02/15/2018 (B)	54	54
First Investors Auto Owner Trust, Ser 2014-2A, Cl A2
0.860%, 08/15/2018 (B)	1,325	1,324
First Investors Auto Owner Trust, Ser 2014-3A, Cl A2
1.060%, 11/15/2018 (B)	1,050	1,050
First Investors Auto Owner Trust, Ser 2014-3A, Cl A3
1.670%, 11/16/2020 (B)	1,055	1,056
Flagship Credit Auto Trust, Ser 2013-2, Cl A
1.940%, 01/15/2019 (B)	701	701
Ford Credit Auto Lease Trust 2015-B, Ser 2015-B, Cl B
1.920%, 03/15/2019	765	761

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ford Credit Auto Lease Trust, Ser 2014-B, Cl A4
1.100%, 11/15/2017	$260	$260
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/2017	875	879
Ford Credit Auto Owner Trust, Ser 2012-B, Cl D
2.930%, 10/15/2018	1,500	1,518
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	2,000	2,013
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A2
0.667%, 09/15/2018 (A)	655	655
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl B
1.400%, 02/15/2019	205	205
GM Financial Automobile Leasing Trust, Ser 2014-1A, Cl A3
1.010%, 05/22/2017 (B)	860	861
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl B
2.140%, 06/20/2019	1,040	1,044
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A2
0.697%, 05/15/2020 (A) (B)	1,600	1,594
Harley-Davidson Motorcycle Trust, Ser 2013-1, Cl A3
0.650%, 07/16/2018	312	312
Hertz Fleet Lease Funding, Ser 2013-3, Cl B
1.247%, 12/10/2027 (A) (B)	1,825	1,825
Huntington Auto Trust, Ser 2012-2, Cl A3
0.510%, 04/17/2017	21	21
Mercedes-Benz Auto Receivables Trust, Ser 2014-1, Cl A3
0.870%, 10/15/2018	1,075	1,074
Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.500%, 05/15/2017	60	60
Oscar US Funding Trust, Ser 2014-1A, Cl A2
1.000%, 08/15/2017 (B)	1,048	1,048
Porsche Innovative Lease Owner Trust, Ser 2013-1, Cl A4
0.880%, 10/22/2019 (B)	665	665
Porsche Innovative Lease Owner Trust, Ser 2014-1, Cl A3
1.030%, 11/20/2017 (B)	2,000	1,999
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A3
1.330%, 05/15/2019 (B)	1,030	1,031

182	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Prestige Auto Receivables Trust, Ser 2014-1A, Cl A2
0.970%, 03/15/2018 (B)	$991	$991
Prestige Auto Receivables Trust, Ser 2015-1, Cl A2
1.090%, 02/15/2019 (B)	487	487
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl C
3.780%, 11/15/2017	163	163
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl D
3.640%, 05/15/2018	1,175	1,194
Santander Drive Auto Receivables Trust, Ser 2013-4, Cl B
2.160%, 01/15/2020	1,925	1,930
Santander Drive Auto Receivables Trust, Ser 2014-4, Cl A2A
0.670%, 01/16/2018	195	195
SNAAC Auto Receivables Trust, Ser 2014-1A, Cl A
1.030%, 09/17/2018 (B)	169	169
Susquehanna Auto Receivables Trust, Ser 2014-1A, Cl A3
1.000%, 02/15/2018 (B)	1,200	1,200
Toyota Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.550%, 01/17/2017	53	53
USAA Auto Owner Trust, Ser 2015-1, Cl A3
1.200%, 06/17/2019	565	564
Volkswagen Credit Auto Master Trust, Ser 2014-1A, Cl A1
0.544%, 07/22/2019 (A) (B)	1,250	1,234
Volvo Financial Equipment LLC, Ser 2013-1A, Cl A3
0.740%, 03/15/2017 (B)	234	234
Volvo Financial Equipment LLC, Ser 2014-1A, Cl A3
0.820%, 04/16/2018 (B)	605	604
Westlake Automobile Receivables Trust, Ser 2014-1A, Cl A2
0.700%, 05/15/2017 (B)	105	105
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl A2
0.970%, 10/16/2017 (B)	982	982
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl C
2.240%, 04/15/2020 (B)	555	553
Westlake Automobile Receivables Trust, Ser 2015-1A, Cl A2
1.170%, 03/15/2018 (B)	507	507
Westlake Automobile Receivables Trust, Ser 2015-1A, Cl B
1.680%, 11/16/2020 (B)	1,365	1,359

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Westlake Automobile Receivables Trust, Ser 2015-2A, Cl A2A
1.280%, 07/16/2018 (B)	$550	$550
Wheels SPV LLC, Ser 2014-1A, Cl A2
0.840%, 03/20/2023 (B)	1,315	1,315
World Omni Automobile Lease Securitization Trust, Ser 2014-A, Cl A3
1.160%, 09/15/2017	2,000	1,997
World Omni Automobile Lease Securitization Trust, Ser 2015-A, Cl A2A
1.060%, 05/15/2018	670	669
World Omni Master Owner Trust, Ser 2013-1, Cl A
0.547%, 02/15/2018 (A) (B)	2,435	2,434

		92,664

Credit Cards — 1.2%
American Express Credit Account Master Trust, Ser 2013-3, Cl A
0.980%, 05/15/2019	455	455
Barclays Dryrock Issuance Trust, Ser 2014-1, Cl A
0.557%, 12/16/2019 (A)	600	599
Cabela’s Credit Card Master Note Trust, Ser 2013-2A, Cl A2
0.847%, 08/16/2021 (A) (B)	395	394
Capital One Multi-Asset Execution Trust, Ser 2014-A2, Cl A2
1.260%, 01/15/2020	1,000	1,002
Chase Issuance Trust, Ser 2014, Cl A1
1.150%, 01/15/2019	785	786
Citibank Credit Card Issuance Trust, Ser 2014-A4, Cl A4
1.230%, 04/24/2019	2,000	2,003
Synchrony Credit Card Master Note Trust, Ser 2014-1, Cl A
1.610%, 11/15/2020	2,250	2,250

		7,489

Mortgage Related Securities — 0.9%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.877%, 01/25/2035 (A)	427	419
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
0.941%, 10/25/2034 (A)	1,578	1,554
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-HE3, Cl M2
1.241%, 03/25/2035 (A)	1,124	1,112

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	183

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bear Stearns Asset-Backed Securities Trust, Ser 2004-2, Cl A1
1.221%, 08/25/2034 (A)	$321	$321
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.407%, 11/20/2036 (A)	569	567
Master Asset-Backed Securities Trust, Ser 2005-HE1, Cl M2
0.896%, 05/25/2035 (A)	451	447
Merrill Lynch Mortgage Investors Trust, Ser 2006-FF1, Cl A2C
0.421%, 08/25/2036 (A)	95	95
Option One Mortgage Loan Trust Asset-Backed Certificates, Ser 2005-4, Cl A3
0.481%, 11/25/2035 (A)	118	117
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
0.721%, 02/25/2035 (A)	399	394
RASC Trust, Ser 2005-KS8, Cl M1
0.631%, 08/25/2035 (A)	192	192

		5,218

Other Asset-Backed Securities — 7.8%
Apidos CLO XII, Ser 2013-12A, Cl A
1.389%, 04/15/2025 (A) (B)	1,100	1,080
Avalon IV Capital, Ser 2014-1AR, Cl AR
1.459%, 04/17/2023 (A) (B)	733	733
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD2, Cl 2A1
0.881%, 12/25/2044 (A)	7	8
Carlyle Global Market Strategies CLO, Ser 2013-2A, Cl A
1.467%, 04/18/2025 (A) (B)	325	320
Carlyle Global Market Strategies CLO, Ser 2014-2AR, Cl A1R
1.617%, 07/20/2023 (A) (B)	745	743
Cent CLO, Ser 2014-16AR, Cl A1AR
1.579%, 08/01/2024 (A) (B)	2,220	2,211
Cent CLO, Ser 2014-20A, Cl A
1.775%, 01/25/2026 (A) (B)	1,850	1,823
CIFC Funding, Ser 2013-1A, Cl A1
1.439%, 04/16/2025 (A) (B)	1,060	1,042
CIT Equipment Collateral, Ser 2014-VT1, Cl A2
0.860%, 05/22/2017 (B)	2,499	2,499
Credit-Based Asset Servicing and Securitization LLC, Ser 2005-CB3, Cl M2
1.127%, 05/25/2035 (A)	1,905	1,883

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Dell Equipment Finance Trust, Ser 2014-1, Cl A3
0.940%, 06/22/2020 (B)	$1,500	$1,499
Dryden XXXI Senior Loan Fund, Ser 2014-31A, Cl A
1.637%, 04/18/2026 (A) (B)	1,315	1,301
GE Equipment Midticket LLC, Ser 2014-1, Cl A3
1.140%, 05/22/2018	2,000	1,996
GE Equipment Transportation LLC, Ser 2013-1, Cl A3
0.690%, 11/25/2016	9	9
Gramercy Park CLO, Ser 2014-1AR, Cl A1R
1.589%, 07/17/2023 (A) (B)	1,000	997
GreatAmerica Leasing Receivables, Ser 2015-1, Cl A3
1.540%, 07/20/2018 (B)	2,440	2,452
Green Tree Agency Advance Funding Trust I Series 2015-T1, Ser 2015-T1, Cl AT1
2.302%, 10/15/2046 (B)	605	604
ING IM CLO, Ser 2014-1A, Cl A1
1.815%, 04/18/2026 (A) (B)	1,310	1,301
ING IM CLO, Ser 2014-1RA, Cl A1R
1.536%, 03/14/2022 (A) (B)	614	613
ING IM CLO, Ser 2014-1RA, Cl A2R
2.186%, 03/14/2022 (A) (B)	1,400	1,400
John Deere Owner Trust, Ser 2012-B, Cl A4
0.690%, 01/15/2019	1,600	1,599
John Deere Owner Trust, Ser 2013-A, Cl A3
0.600%, 03/15/2017	374	374
JPMorgan Mortgage Acquisition, Ser 2005-FD1, Cl M1
0.956%, 07/25/2035 (A)	28	28
Kubota Credit Owner Trust, Ser 2014-1A, Cl A2
0.580%, 02/15/2017 (B)	128	128
Limerock CLO II, Ser 2014-2A, Cl A
1.787%, 04/18/2026 (A) (B)	1,250	1,240
Madison Park Funding, Ser 2007-4A, Cl A1B
0.581%, 03/22/2021 (A) (B)	580	554
Magnetite CLO IX, Ser 2014-9A, Cl A1
1.740%, 07/25/2026 (A) (B)	1,265	1,253
MMAF Equipment Finance LLC, Ser 2011-AA, Cl A4
2.100%, 07/15/2017 (B)	835	838

184	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MMAF Equipment Finance LLC, Ser 2014-AA, Cl A3
0.870%, 01/08/2019 (B)	$1,645	$1,635
Navient Student Loan Trust, Ser 2014-1, Cl A1
0.471%, 03/25/2021 (A)	1,915	1,910
Neuberger Berman CLO XVI, Ser 2014-16A, Cl A1
1.759%, 04/15/2026 (A) (B)	955	945
NRZ Advance Receivables Trust Advance Receivables Backed 2015-T3, Ser 2015-T3, Cl AT3
2.540%, 11/15/2046 (B)	1,000	1,000
NYCTL Trust, Ser 2015-A, Cl A
1.340%, 11/10/2028 (B)	1,042	1,040
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
1.409%, 07/17/2025 (A) (B)	1,000	974
Ocwen Master Advance Receivables Trust
2.537%, 09/17/2046	735	735
2.532%, 11/15/2046	505	505
OHA Credit Partners VIII, Ser 2013-8A, Cl A
1.407%, 04/20/2025 (A) (B)	690	676
Race Point VI CLO, Ser 2014-6RA, Cl BR
2.532%, 05/24/2023 (A) (B)	1,650	1,650
SLM Private Education Loan Trust, Ser 2011-B, Cl A1
1.047%, 12/16/2024 (A) (B)	143	143
SLM Student Loan Trust, Ser 2006-10, Cl A4
0.390%, 07/25/2023 (A)	25	25
SLM Student Loan Trust, Ser 2008-6, Cl A2
0.870%, 10/25/2017 (A)	2	2
SLM Student Loan Trust, Ser 2011-A, Cl A1
1.197%, 10/15/2024 (A) (B)	21	21
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022 (B)	1,065	1,064
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL3, Cl A2
0.451%, 07/25/2036 (A) (B)	1,299	1,292
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF1, Cl A1
0.371%, 02/25/2036 (A)	409	406
Symphony CLO VIII, Ser 2014-8AR, Cl BR
2.069%, 01/09/2023 (A) (B)	1,660	1,660

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Voya CLO, Ser 2014-3A, Cl A1
1.740%, 07/25/2026 (A) (B)	$910	$900

		47,111

Total Asset-Backed Securities (Cost $152,870) ($ Thousands)		152,482

MORTGAGE-BACKED SECURITIES — 15.1%

Agency Mortgage-Backed Obligations — 4.1%
FHLMC
5.000%, 06/01/2026	915	955
FHLMC ARM
2.375%, 05/01/2036 (A)	155	165
2.299%, 02/01/2022 (A)	119	123
2.271%, 02/01/2030 (A)	133	141
FHLMC CMO, Ser 2004-2764, Cl OE
4.500%, 03/15/2019	148	153
FHLMC CMO, Ser 2009-3570, Cl A
4.500%, 06/15/2024	271	282
FNMA
6.000%, 01/01/2027 to 04/01/2040	440	498
5.000%, 04/01/2020 to 03/01/2025	1,766	1,859
4.500%, 05/01/2023	506	538
FNMA ARM
2.465%, 01/01/2029 (A)	16	16
2.284%, 11/01/2025 (A)	12	13
2.251%, 11/01/2023 (A)	30	31
2.227%, 09/01/2024 (A)	125	130
2.143%, 05/01/2028 (A)	46	48
2.142%, 09/01/2024 (A)	48	50
1.381%, 11/01/2021 (A)	20	20
FNMA CMO, Ser 1993-58, Cl H
5.500%, 04/25/2023	45	48
FNMA CMO, Ser 2001-33, Cl FA
0.671%, 07/25/2031 (A)	29	29
FNMA CMO, Ser 2002-56, Cl MC
5.500%, 09/25/2017	243	248
FNMA CMO, Ser 2002-64, Cl FG
0.449%, 10/18/2032 (A)	33	33
FNMA CMO, Ser 2002-77, Cl CB
5.000%, 12/25/2017	94	97
FNMA CMO, Ser 2008-18, Cl HD
4.000%, 12/25/2018	135	138
FNMA CMO, Ser 2008-47, Cl FA
0.721%, 06/25/2023 (A)	145	146
FNMA CMO, Ser 2010-64, Cl EH
5.000%, 10/25/2035	34	34
FNMA CMO, Ser 2011-109, Cl PK
4.000%, 08/25/2041	143	149

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	185

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2011-70, Cl AD
3.000%, 06/25/2030	$1,536	$1,572
FNMA TBA
3.500%, 12/01/2040	3,850	4,046
3.000%, 12/25/2028	8,028	8,311
GNMA ARM
1.875%, 09/20/2039 (A)	212	226
GNMA CMO, Ser 2006-47, Cl AC
5.000%, 02/16/2033	241	247
GNMA CMO, Ser 2009-10, Cl JA
4.500%, 03/16/2034	201	208
GNMA CMO, Ser 2009-113, Cl MJ
4.000%, 03/16/2023	359	367
GNMA CMO, Ser 2009-93, Cl ND
3.500%, 04/20/2037	108	109
GNMA CMO, Ser 2010-30, Cl QE
4.000%, 06/20/2038	413	424
GNMA CMO, Ser 2010-86, Cl PG
3.000%, 01/20/2036	116	117
GNMA CMO, Ser 2011-106, Cl ME
3.000%, 06/20/2038	361	364
GNMA CMO, Ser 2011-110, Cl A
2.237%, 03/16/2033	26	26
GNMA CMO, Ser 2011-62, Cl PA
3.000%, 01/20/2040	1,004	1,016
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	273	275
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.644%, 10/07/2020 (A)	561	564
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 2A
1.840%, 10/07/2020	2	2
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.564%, 11/06/2017 (A)	79	79
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.644%, 01/08/2020 (A)	672	675
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.595%, 02/06/2020 (A)	145	146
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
0.574%, 03/06/2020 (A)	88	88
NCUA Guaranteed Notes CMO, Ser 2011-R6, Cl 1A
0.574%, 05/07/2020 (A)	11	10

		24,816

Non-Agency Mortgage-Backed Obligations — 11.0%
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl A
0.996%, 06/15/2028 (A) (B)	1,000	995

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
2.795%, 07/25/2035 (A)	$353	$326
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
2.856%, 11/25/2035 (A)	46	42
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
2.680%, 02/25/2036 (A)	120	95
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
2.762%, 06/25/2035 (A)	160	148
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.713%, 08/25/2035 (A)	287	259
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW14, Cl A4
5.201%, 12/11/2038	713	728
Bear Stearns Commercial Mortgage Securities Trust, Ser 2066-PW11, Cl A1A
5.522%, 03/11/2039 (A)	978	980
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A4
5.522%, 03/11/2039 (A)	214	214
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW13, Cl A4
5.540%, 09/11/2041	679	687
BLCP Hotel Trust, Ser 2014-CLRN, Cl A
1.147%, 08/15/2029 (A) (B)	960	952
CD Mortgage Trust, Ser 2006-CD2, Cl A4
5.336%, 01/15/2046 (A)	185	185
CD Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 11/15/2044 (A)	1,323	1,381
CHL Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
0.761%, 02/25/2035 (A)	38	36
CHL Mortgage Pass-Through Trust, Ser 2005-HY10, Cl 3A1A
2.535%, 02/20/2036 (A)	231	195
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.898%, 12/10/2049 (A)	1,650	1,725
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.350%, 12/10/2049 (A)	1,137	1,201

186	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	$166	$166
Citigroup Commercial Mortgage Trust, Ser 2014-388G, Cl A
0.946%, 06/15/2033 (A) (B)	2,645	2,626
Citigroup Deutsche Bank Commercial Mortgage, Ser 2007-CD4, Cl A4
5.322%, 12/11/2049	1,647	1,684
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.717%, 09/25/2034 (A)	70	70
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.678%, 03/25/2036 (A)	263	241
COBALT CMBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.223%, 08/15/2048	1,574	1,609
COMM Mortgage Trust, Ser 2006-C7, Cl A4
5.764%, 06/10/2046 (A)	1,427	1,438
COMM Mortgage Trust, Ser 2012-CR2, Cl A1
0.824%, 08/15/2045	46	46
COMM Mortgage Trust, Ser 2012-CR4, Cl A1
0.704%, 10/15/2045	219	218
COMM Mortgage Trust, Ser 2012-CR5, Cl A1
0.673%, 12/10/2045	172	171
COMM Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	409	407
COMM Mortgage Trust, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	1,834	1,830
COMM Mortgage Trust, Ser 2014-BBG, Cl A
0.997%, 03/15/2029 (A) (B)	2,970	2,948
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A1
0.666%, 11/15/2045	54	54
Credit Suisse Commercial Mortgage Trust, Ser 2006-C4, Cl A3
5.467%, 09/15/2039	355	361
Credit Suisse Mortgage Trust, Ser 2014-TIKI, Cl A
1.146%, 09/15/2038 (A) (B)	700	696
CSMC, Ser 2014-ICE, Cl A
1.050%, 04/15/2027 (A) (B)	550	548

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (B)	$192	$193
FDIC Guaranteed Notes Trust, Ser 2010-S1, Cl 1A
0.738%, 02/25/2048 (A) (B)	484	484
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M1
1.197%, 02/25/2024 (A)	310	309
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M1
1.047%, 04/25/2024 (A)	589	589
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA1, Cl M1
1.471%, 03/25/2028 (A)	629	629
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
1.147%, 05/25/2024 (A)	574	568
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 2M1
1.147%, 05/25/2024 (A)	400	397
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.397%, 07/25/2024 (A)	1,437	1,430
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M1
1.371%, 05/25/2025 (A)	310	309
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.107%, 11/19/2035 (A)	290	267
Granite Master Issuer, Ser 2007-1, Cl 1M1
0.507%, 12/20/2054 (A)	520	520
Granite Master Issuer, Ser 2007-1, Cl 2M1
0.707%, 12/20/2054 (A)	800	800
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	150	149
GS Mortgage Securities Trust, Ser 2006-GG8, Cl A4
5.560%, 11/10/2039	840	843
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (B)	128	132
GS Mortgage Securities Trust, Ser 2013-GC13, Cl A1
1.206%, 07/10/2046	288	287

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	187

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
2.907%, 07/25/2035 (A)	$324	$299
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
2.661%, 01/25/2036 (A)	370	344
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
2.759%, 05/25/2047 (A)	332	272
HILT Mortgage Trust, Ser 2014-ORL, Cl A
1.096%, 07/15/2029 (A) (B)	1,600	1,575
Hilton USA Trust, Ser 2013-HLF, Cl AFL
1.194%, 11/05/2030 (A) (B)	557	557
Impac CMB Trust, Ser 2004-9, Cl 1A1
0.981%, 01/25/2035 (A)	94	85
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.741%, 04/25/2035 (A)	100	92
Impac CMB Trust, Ser 2005-3, Cl A1
0.701%, 08/25/2035 (A)	92	82
Impac CMB Trust, Ser 2005-5, Cl A1
0.861%, 08/25/2035 (A)	74	66
Impac CMB Trust, Ser 2005-8, Cl 1A
0.481%, 02/25/2036 (A)	240	207
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	1,665	1,707
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C19, Cl A1
1.266%, 04/15/2047	1,925	1,912
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP7, Cl A4
5.911%, 04/15/2045 (A)	363	365
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-PLSD, Cl A2
3.364%, 11/13/2028 (B)	350	356
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	408	408
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-CBM, Cl A
1.097%, 10/15/2029 (A) (B)	3,005	2,977

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl A
1.396%, 08/15/2027 (A) (B)	$1,225	$1,226
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-CSMO, Cl A
1.447%, 01/15/2032 (A) (B)	2,550	2,536
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/2043 (B)	19	19
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C2, Cl A1
2.749%, 11/15/2043 (B)	140	140
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl A1
0.705%, 10/15/2045	38	37
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-LC9, Cl A1
0.670%, 12/15/2047	45	45
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
2.741%, 08/25/2035 (A)	160	151
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
2.557%, 05/25/2037 (A)	201	172
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
6.016%, 06/15/2038 (A)	2,017	2,041
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.858%, 07/15/2040 (A)	980	1,012
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.269%, 04/15/2041 (A)	732	783
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.491%, 04/25/2035 (A)	83	79
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
2.914%, 06/25/2037 (A)	363	306
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	297	305
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A1
0.664%, 11/15/2045	47	46

188	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C11, Cl A2
3.085%, 08/15/2046	$1,380	$1,420
Morgan Stanley Capital I Trust, Ser 2012-C4, Cl A2
2.111%, 03/15/2045	1,180	1,187
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (B)	312	308
MortgageIT Trust, Ser 2005-5, Cl A1
0.457%, 12/25/2035 (A)	348	315
Nationstar HECM Loan Trust 2015-2A, Ser 2015-2A, Cl A
2.883%, 11/25/2025 (B)	365	365
Opteum Mortgage Acceptance Asset-Backed Pass-Through Certificates, Ser 2005-2, Cl AII1
0.481%, 04/25/2035 (A)	35	36
Paragon Mortgages, Ser 2006-12A, Cl A2C
0.541%, 11/15/2038 (A) (B)	151	133
Paragon Mortgages, Ser 2007-15A, Cl A2C
0.557%, 12/15/2039 (A) (B)	370	333
Residential Funding Mortgage Securities, Ser 2007-SA3, Cl 2A1
3.843%, 07/27/2037 (A)	268	218
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.734%, 01/20/2035 (A)	39	37
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (A) (B)	310	310
Towd Point Mortgage Trust 2015-4, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A) (B)	466	466
Towd Point Mortgage Trust 2015-5, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A) (B)	445	443
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	204	203
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A1
0.673%, 12/10/2045	179	178
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A1
0.779%, 03/10/2046	489	485

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl A3
6.011%, 06/15/2045 (A)	$1,153	$1,162
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C27, Cl A1A
5.749%, 07/15/2045 (A)	1,139	1,152
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.322%, 03/25/2036 (A)	382	361
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	193	192
Wells Fargo Commercial Mortgage Trust, Ser 2013-C15, Cl A1
1.264%, 08/15/2046	223	223
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.631%, 01/25/2035 (A)	155	155
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
2.695%, 07/25/2036 (A)	318	311
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
2.735%, 09/25/2036 (A)	178	167
WFRBS Commercial Mortgage Trust, Ser 2011-C2A2, Cl A2
3.791%, 02/15/2044 (B)	501	501
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A2
3.240%, 03/15/2044 (B)	1,059	1,062
WFRBS Commercial Mortgage Trust, Ser 2011-C5, Cl A2
2.684%, 11/15/2044	840	846
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl A1
0.734%, 12/15/2045	508	506
WFRBS Commercial Mortgage Trust, Ser 2012-C6, Cl A1
1.081%, 04/15/2045	204	204
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl A1
0.673%, 11/15/2045	333	332

		66,981

Total Mortgage-Backed Securities (Cost $92,130) ($ Thousands)		91,797

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	189

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 5.0%
Chicago, Midway International Airport, Ser C, RB
1.320%, 01/01/2016 (A)	$590	$590
El Paso, GO
1.049%, 08/15/2016	1,090	1,090
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
1.298%, 07/01/2016	1,165	1,170
Hawaii State, Ser ES, GO
0.731%, 08/01/2016	2,245	2,247
Illinois State, Ser B, GO
1.780%, 04/01/2016	1,600	1,601
Intermountain Power Agency, Sub-Ser B, RB
0.785%, 07/01/2016	1,655	1,653
Louisville, Regional Airport Authority, Ser C, RB
0.769%, 07/01/2016	2,245	2,243
Municipal Improvement Corp of Los Angeles, Ser A
2.344%, 11/01/2018	1,595	1,590
New Jersey State, Economic Development Authority, Ser 00, RB
1.059%, 03/01/2016	1,265	1,262
New Jersey State, Economic Development Authority, Ser Q, RB
1.096%, 06/15/2016	7,290	7,280
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
1.087%, 12/15/2016	2,800	2,788
New Jersey State, Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/2016 (A)	265	266
North Carolina Eastern Municipal Power Agency, RB
1.561%, 07/01/2017	2,090	2,090
Saint Paul, Housing and Redevelopment Authority, RB
1.041%, 07/01/2016	980	979
State of Illinois
1.360%, 06/15/2016 (A)	2,285	2,290
University of California, Ser Y-1, RB Callable 01/01/17 @ 100
0.744%, 07/01/2041 (A)	1,310	1,309

Total Municipal Bonds (Cost $30,481) ($ Thousands)		30,448

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.1%
FFCB
0.273%, 08/29/2017 (A)	3,000	2,997

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
FHLB
1.200%, 12/29/2017	$2,275	$2,276
0.245%, 06/21/2016 (A)	2,650	2,649
FHLMC
1.350%, 09/14/2018	2,150	2,148
1.000%, 09/08/2017	7,500	7,501
FNMA
1.250%, 06/20/2018	1,600	1,600

Total U.S. Government Agency Obligations (Cost $19,187) ($ Thousands)		19,171

SOVEREIGN DEBT — 0.2%
Hydro-Quebec
1.375%, 06/19/2017	675	678
Province of Ontario
1.600%, 09/21/2016	750	754

Total Sovereign Debt (Cost $1,434) ($ Thousands)		1,432

U.S. TREASURY OBLIGATIONS — 8.4%

U.S. Treasury Notes
1.375%, 06/30/2018	14,425	14,519
0.625%, 11/30/2017	4,800	4,768
0.625%, 04/30/2018	17,300	17,110
0.500%, 07/31/2017	14,500	14,414

Total U.S. Treasury Obligations (Cost $50,910) ($ Thousands)		50,811

REPURCHASE AGREEMENT — 0.9%
BNP Paribas
0.140%, dated 11/30/15, to be repurchased on 12/01/15, repurchase price $ 5,200,020 (collateralized by U.S. government obligations, 0.270% - 6.000%, 05/14/2018 - 05/15/2045, par value ranging from $14,994 - $3,725,408; total market value $5,304,000	5,200	5,200

Total Repurchase Agreement (Cost $5,200) ($ Thousands)		5,200

CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%**†	1,324,319	1,324

Total Cash Equivalent (Cost $1,324) ($ Thousands)		1,324

Total Investments — 103.5% (Cost $631,824) ($ Thousands)		$629,869

190	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

The open futures contracts held by the Fund at November 30, 2015, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(48)	Mar-2016	$(8)
U.S. 2-Year Treasury Note	(32)	Apr-2016	(1)
U.S. 5-Year Treasury Note	10	Apr-2016	—
U.S. Long Treasury Bond	(1)	Mar-2016	—

			$(9)

For the year ended November 30, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $608,776 ($ Thousands).

**	The rate reported is the 7-day effective yield as of November 30, 2015.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2015.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

AMBAC — American Municipal Bond Assurance Corporation

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMBS — Commercial Mortgage-Backed Securities

CMO — Collateralized Mortgage Obligation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a list of the level of inputs used as of November 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$277,204	$—	$277,204
Asset-Backed Securities	—	152,482	—	152,482
Mortgage-Backed Securities	—	91,797	—	91,797
Municipal Bonds	—	30,448	—	30,448
U.S. Government Agency Obligations	—	19,171	—	19,171
Sovereign Debt	—	1,432	—	1,432
Repurchase Agreement	—	5,200	—	5,200
U.S. Treasury Obligations	—	50,811	—	50,811
Cash Equivalent	1,324	—	—	1,324

Total Investments in Securities	$1,324	$628,545	$—	$629,869

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(9)	$—	$—	$(9)

*	Forwards contracts are valued at the unrealized depreciation on the instrument.

For the period ended November 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	191

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

November 30, 2015

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS — 90.2%

Angola — 0.3%
Republic of Angola
9.500%, 11/12/2025		3,386	$3,391
9.500%, 11/12/2025 (A)		1,893	1,893
Republic of Angola via Northern Lights III
7.000%, 08/16/2019		677	668

			5,952

Argentina — 2.1%
City of Buenos Aires Argentina MTN
8.950%, 02/19/2021		1,175	1,243
Provincia de Buenos Aires
9.375%, 09/14/2018		1,425	1,457
Republic of Argentina
12.079%, 12/15/2035 (B)		2,062	208
8.750%, 06/02/2017 (C)		122	134
8.280%, 12/31/2033 (C)		7,718	8,644
8.280%, 12/31/2033 (C)		3,099	3,385
7.820%, 12/31/2033 (C)	EUR	312	338
7.820%, 12/31/2033 (C)	EUR	5,338	5,832
7.000%, 04/17/2017		5,049	4,933
6.000%, 03/31/2023 (C)		1,154	1,373
4.191%, 12/15/2035 (B)	EUR	5,729	602
2.260%, 12/31/2038 (C) (D)	EUR	659	393
0.044%, 12/15/2035 (B)		23,088	2,390
0.000%, 03/31/2023 (B) (C)		1,680	1,999
YPF
8.750%, 04/04/2024 (A)		1,014	1,001
8.500%, 07/28/2025 (A)		5,714	5,529

			39,461

Armenia — 0.2%
Republic of Armenia
7.150%, 03/26/2025 (A)		3,222	3,174

Azerbaijan — 1.0%
International Bank of Azerbaijan
5.625%, 06/11/2019		2,100	1,948

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
Republic of Azerbaijan
4.750%, 03/18/2024		2,700	$2,566
4.750%, 03/18/2024 (A)		4,175	3,969
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		1,965	1,837
5.450%, 02/09/2017		1,159	1,179
4.750%, 03/13/2023		7,811	6,908

			18,407

Bahrain — 0.1%
Bahrain Government International Bond
7.000%, 01/26/2026		962	957
7.000%, 01/26/2026 (A)		815	810

			1,767

Belize — 0.1%
Republic of Belize
5.000%, 02/20/2038 (D)		3,437	2,518

Bermuda — 0.2%
Government of Bermuda
4.854%, 02/06/2024		3,150	3,272

Brazil — 8.4%
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/2019		100	101
6.500%, 06/10/2019 (A)		720	727
Braskem Finance
5.750%, 04/15/2021		3,252	3,046
Brazil Letras do Tesouro Nacional
17.752%, 07/01/2019 (E)	BRL	16,870	2,537
17.470%, 01/01/2019 (E)	BRL	145,453	23,475
14.130%, 01/01/2016 (E)	BRL	24,150	6,088
12.388%, 01/01/2019 (E)	BRL	37,916	6,106
11.769%, 07/01/2018 (E)	BRL	21,933	3,813
11.032%, 01/01/2018 (E)	BRL	56,094	10,489
Brazil Loan Trust 1
5.477%, 07/24/2023 (A)		2,963	2,630
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		2,028	1,628
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2017	BRL	24,948	6,029
10.000%, 01/01/2018	BRL	51,766	11,911
10.000%, 01/01/2021	BRL	34,288	7,078
10.000%, 01/01/2023	BRL	9,628	1,885
10.000%, 01/01/2025	BRL	75,269	14,117
BRF
4.750%, 05/22/2024		4,300	4,074

192	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
Caixa Economica Federal
4.250%, 05/13/2019		300	$281
CIMPOR Financial Operations
5.750%, 07/17/2024 (A)		362	240
Cosan Luxembourg
5.000%, 03/14/2023 (A)		898	794
ESAL GmbH
6.250%, 02/05/2023 (A)		1,122	1,072
Federal Republic of Brazil
10.125%, 05/15/2027		1,309	1,698
8.875%, 04/15/2024		445	524
8.250%, 01/20/2034		7,939	8,495
7.125%, 01/20/2037		7,746	7,378
5.625%, 01/07/2041		1,770	1,407
5.000%, 01/27/2045		1,751	1,287
4.875%, 01/22/2021		6,080	5,885
4.250%, 01/07/2025		11,001	9,571
2.625%, 01/05/2023		1,326	1,067
Gerdau Trade
5.750%, 01/30/2021 (A)		21	19
GTL Trade Finance
5.893%, 04/29/2024 (A)		934	763
Marfrig Overseas
9.500%, 05/04/2020 (A)		1,850	1,878
Petrobras Global Finance
4.875%, 03/17/2020		2,082	1,675
Petrobras International Finance
5.750%, 01/20/2020		1,913	1,594
5.375%, 01/27/2021		3,020	2,408
Samarco Mineracao
4.125%, 11/01/2022 (A)		313	110

			153,880

Chile — 1.4%
Banco del Estado de Chile
4.125%, 10/07/2020		160	166
4.125%, 10/07/2020 (A)		300	311
3.875%, 02/08/2022 (A)		250	251
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/2020	CLP	90,000	138
6.000%, 01/01/2022	CLP	100,000	156
Empresa Electrica Angamos
4.875%, 05/25/2029 (A)		662	596
Empresa Nacional del Petroleo
6.250%, 07/08/2019		200	219
6.250%, 07/08/2019 (A)		30	33
5.250%, 08/10/2020		120	126
5.250%, 08/10/2020 (A)		280	294
4.375%, 10/30/2024 (A)		716	702
Nacional del Cobre de Chile
6.150%, 10/24/2036		958	969
6.150%, 10/24/2036 (A)		569	576
5.625%, 09/21/2035		1,760	1,716

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
5.625%, 10/18/2043		380	$356
4.875%, 11/04/2044 (A)		7,694	6,416
4.500%, 08/13/2023 (A)		508	501
4.500%, 09/16/2025 (A)		2,444	2,344
4.250%, 07/17/2042		685	519
3.875%, 11/03/2021		426	419
3.000%, 07/17/2022 (A)		1,310	1,199
Republic of Chile
5.500%, 08/05/2020	CLP	413,000	601
3.125%, 03/27/2025		950	952
2.250%, 10/30/2022		4,717	4,552
VTR Finance
6.875%, 01/15/2024 (A)		1,299	1,248

			25,360

China — 0.7%
Amber Circle Funding
3.250%, 12/04/2022		1,020	1,016
CNOOC Curtis Funding No. 1
4.500%, 10/03/2023		1,100	1,149
CNOOC Finance 2015
3.500%, 05/05/2025		297	287
Sinochem Overseas Capital
4.500%, 11/12/2020		5,354	5,643
Sinopec Capital 2013
3.125%, 04/24/2023 (A)		1,169	1,122
Sinopec Group Overseas Development 2013
4.375%, 10/17/2023		1,492	1,557
Sinopec Group Overseas Development 2014
4.375%, 04/10/2024 (A)		1,000	1,043
State Grid Overseas Investment 2014
4.125%, 05/07/2024 (A)		1,457	1,536

			13,353

Colombia — 4.9%
Bogota Distrito Capital
9.750%, 07/26/2028	COP	794,000	271
9.750%, 07/26/2028 (A)	COP	10,018,000	3,417
Citigroup Funding, CLN (Republic of Colombia)
11.000%, 07/24/2020	COP	8,365,000	3,019
Colombian TES
11.000%, 07/24/2020	COP	392,500	142
10.000%, 07/24/2024	COP	19,246,300	6,794
7.750%, 09/18/2030	COP	49,397,000	14,229
7.500%, 08/26/2026	COP	15,654,800	4,658
7.000%, 05/04/2022	COP	470,000	142
7.000%, 05/04/2022	COP	628,000	190
7.000%, 05/04/2022	COP	3,598,000	1,088
7.000%, 05/04/2022	COP	16,982,400	5,138
3.500%, 03/10/2021		43,581	14

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	193

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

November 30, 2015

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
Ecopetrol
7.375%, 09/18/2043		219	$202
5.875%, 05/28/2045		2,326	1,826
5.375%, 06/26/2026		933	849
4.125%, 01/16/2025		118	100
Emgesa ESP
8.750%, 01/25/2021	COP	1,640,000	527
Empresas Publicas de Medellin ESP
8.375%, 02/01/2021	COP	5,072,000	1,583
7.625%, 09/10/2024 (A)	COP	2,224,000	616
7.625%, 09/10/2024 (A)	COP	2,876,000	797
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024	COP	1,095,000	312
7.875%, 08/12/2024 (A)	COP	2,046,000	583
Pacific Rubiales Energy
5.625%, 01/19/2025 (A)		2,820	846
5.375%, 01/26/2019		1,370	438
5.125%, 03/28/2023 (A)		63	19
Republic of Colombia
9.850%, 06/28/2027	COP	7,914,000	2,883
9.850%, 06/28/2027	COP	994,000	362
8.125%, 05/21/2024		300	368
7.750%, 04/14/2021	COP	6,528,000	2,112
7.375%, 01/27/2017		4,610	4,891
7.375%, 09/18/2037		7,439	8,536
6.125%, 01/18/2041		3,385	3,436
6.000%, 04/28/2028	COP	24,218,700	6,100
5.625%, 02/26/2044		1,981	1,887
5.000%, 06/15/2045		2,642	2,312
4.500%, 01/28/2026		1,920	1,896
4.375%, 07/12/2021		3,932	4,016
4.375%, 03/21/2023	COP	8,136,000	2,158
4.000%, 02/26/2024		1,846	1,804
2.625%, 03/15/2023		599	539

			91,100

Costa Rica — 0.7%
Banco Nacional de Costa Rica
6.250%, 11/01/2023 (A)		290	283
Instituto Costarricense de Electricidad
6.950%, 11/10/2021		400	406
6.375%, 05/15/2043		290	223
Republic of Costa Rica
7.158%, 03/12/2045		3,284	2,857
7.158%, 03/12/2045 (A)		1,585	1,379
7.000%, 04/04/2044		1,800	1,571
7.000%, 04/04/2044 (A)		4,246	3,705
4.375%, 04/30/2025		376	319
4.375%, 04/30/2025 (A)		971	823
4.250%, 01/26/2023		2,399	2,126

			13,692

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

Croatia — 1.2%
Republic of Croatia
6.750%, 11/05/2019		855	$928
6.625%, 07/14/2020		2,762	2,999
6.375%, 03/24/2021		4,090	4,392
6.375%, 03/24/2021 (A)		3,670	3,941
6.250%, 04/27/2017		200	208
6.250%, 04/27/2017 (A)		590	615
6.000%, 01/26/2024		2,281	2,418
6.000%, 01/26/2024 (A)		980	1,039
5.875%, 07/09/2018	EUR	170	196
5.500%, 04/04/2023		4,454	4,593
5.500%, 04/04/2023 (A)		858	885

			22,214

Dominican Republic — 1.1%
Republic of Dominican Republic
15.950%, 06/04/2021	DOP	4,500	122
11.500%, 05/10/2024	DOP	67,000	1,560
11.000%, 01/05/2018	DOP	7,560	170
11.000%, 07/30/2021 (A)	DOP	67,030	1,468
9.040%, 01/23/2018		1,255	1,333
8.625%, 04/20/2027		1,748	2,045
7.500%, 05/06/2021		1,316	1,421
7.500%, 05/06/2021 (A)		520	562
7.450%, 04/30/2044		1,324	1,374
7.450%, 04/30/2044 (A)		2,143	2,223
6.850%, 01/27/2045		525	515
6.850%, 01/27/2045 (A)		2,858	2,804
5.875%, 04/18/2024		380	383
5.875%, 04/18/2024 (A)		3,917	3,946

			19,926

Ecuador — 0.9%
Ecuador Government International Bond
10.500%, 03/24/2020		2,759	2,317
EP PetroEcuador via Noble Sovereign Funding I
5.957%, 09/24/2019 (B)		4,381	3,593
Republic of Ecuador
10.500%, 03/24/2020 (A)		4,979	4,182
9.375%, 12/15/2015		1,905	1,892
7.950%, 06/20/2024		5,200	3,978

			15,962

Egypt — 0.1%
Arab Republic of Egypt
6.875%, 04/30/2040		555	454
Egypt Government International Bond
5.875%, 06/11/2025 (A)		2,788	2,391

			2,845

194	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)

El Salvador — 0.7%
Republic of El Salvador
8.250%, 04/10/2032	888	$861
7.750%, 01/24/2023	1,416	1,418
7.650%, 06/15/2035	3,092	2,775
7.625%, 02/01/2041	1,470	1,305
7.375%, 12/01/2019	440	445
6.375%, 01/18/2027	2,871	2,523
6.375%, 01/18/2027 (A)	2,162	1,900
5.875%, 01/30/2025	545	474
5.875%, 01/30/2025 (A)	828	720

		12,421

Ethiopia — 0.1%
Federal Democratic Republic of Ethiopia
6.625%, 12/11/2024	800	744
6.625%, 12/11/2024 (A)	636	591

		1,335

Gabon — 0.1%
Gabonese Republic
6.950%, 06/16/2025 (A)	498	429
Republic of Gabon
8.200%, 12/12/2017	620	638
6.375%, 12/12/2024	321	274
6.375%, 12/12/2024 (A)	331	282

		1,623

Georgia — 0.3%
Georgian Railway
7.750%, 07/11/2022	4,351	4,545

Ghana — 0.6%
Republic of Ghana
10.750%, 10/14/2030	3,334	3,509
10.750%, 10/14/2030 (A)	1,140	1,200
8.500%, 10/04/2017	327	329
8.500%, 10/04/2017 (A)	300	302
8.125%, 01/18/2026	360	305
8.125%, 01/18/2026 (A)	2,328	1,969
7.875%, 08/07/2023	2,192	1,867
7.875%, 08/07/2023 (A)	650	553

		10,034

Guatemala — 0.1%
Comcel Trust
6.875%, 02/06/2024 (A)	1,370	1,134

Honduras — 0.0%
Republic of Honduras
8.750%, 12/16/2020	569	638

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

Hungary — 4.5%
Magyar Export-Import Bank Zrt
4.000%, 01/30/2020 (A)		1,144	$1,161
Republic of Hungary
7.625%, 03/29/2041		11,294	15,477
7.500%, 11/12/2020	HUF	164,830	685
7.000%, 06/24/2022	HUF	3,022,790	12,660
6.500%, 06/24/2019	HUF	601,260	2,326
6.375%, 03/29/2021		1,454	1,665
6.250%, 01/29/2020		910	1,023
6.000%, 11/24/2023	HUF	1,975,350	7,966
5.750%, 11/22/2023		5,258	5,922
5.500%, 12/22/2016	HUF	783,950	2,793
5.500%, 12/20/2018	HUF	635,650	2,367
5.500%, 06/24/2025	HUF	3,464,940	13,766
5.375%, 02/21/2023		2,934	3,224
5.375%, 03/25/2024		618	681
4.125%, 02/19/2018		810	846
4.000%, 04/25/2018	HUF	371,140	1,323
4.000%, 03/25/2019		790	826
3.500%, 06/24/2020	HUF	1,320,440	4,678
3.500%, 06/24/2020	HUF	149,110	529
3.000%, 06/26/2024	HUF	613,310	2,020
2.500%, 06/22/2018	HUF	308,790	1,063

			83,001

India — 0.3%
ABJA Investment
5.950%, 07/31/2024		740	646
Bharti Airtel International Netherlands
5.125%, 03/11/2023		3,975	4,161
Export-Import Bank of India MTN
4.000%, 08/07/2017		265	272

			5,079

Indonesia — 7.7%
Majapahit Holding
8.000%, 08/07/2019		200	225
8.000%, 08/07/2019 (A)		350	394
7.875%, 06/29/2037		387	427
7.875%, 06/29/2037 (A)		215	237
Pelabuhan Indonesia III
4.875%, 10/01/2024		1,858	1,779
Pertamina Persero MTN
6.500%, 05/27/2041 (A)		820	747
6.450%, 05/30/2044 (A)		1,285	1,161
6.000%, 05/03/2042 (A)		1,344	1,141
5.625%, 05/20/2043		5,457	4,447
4.875%, 05/03/2022 (A)		550	534

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	195

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

November 30, 2015

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
Perusahaan Listrik Negara MTN
5.250%, 10/24/2042		1,080	$872
Republic of Indonesia MTN
12.800%, 06/15/2021	IDR	230,000	20
11.625%, 03/04/2019		1,006	1,272
11.625%, 03/04/2019		258	326
11.625%, 03/04/2019 (A)		2,500	3,162
11.000%, 09/15/2025	IDR	2,000,000	165
9.000%, 03/15/2029	IDR	272,775,000	20,112
8.750%, 05/15/2031	IDR	42,831,000	3,096
8.500%, 10/12/2035		800	1,015
8.375%, 03/15/2024	IDR	381,330,000	27,168
8.375%, 09/15/2026	IDR	39,800,000	2,828
8.375%, 03/15/2034	IDR	211,871,000	14,663
8.250%, 06/15/2032	IDR	5,900,000	403
8.250%, 05/15/2036	IDR	13,843,000	948
7.875%, 04/15/2019	IDR	72,264,000	5,126
7.750%, 01/17/2038		6,451	7,683
7.750%, 01/17/2038		1,893	2,255
7.000%, 05/15/2022	IDR	168,500,000	11,197
7.000%, 05/15/2027	IDR	2,500,000	158
6.750%, 01/15/2044		1,500	1,648
6.750%, 01/15/2044 (A)		750	824
6.625%, 05/15/2033	IDR	45,270,000	2,620
6.625%, 02/17/2037		2,082	2,215
6.125%, 05/15/2028	IDR	18,170,000	1,049
5.875%, 01/15/2024		4,183	4,527
5.625%, 05/15/2023	IDR	71,594,000	4,316
5.250%, 01/17/2042		867	803
4.875%, 05/05/2021		2,640	2,731
4.875%, 05/05/2021 (A)		200	207
4.125%, 01/15/2025		4,305	4,166
3.375%, 04/15/2023 (A)		3,263	3,050
2.875%, 07/08/2021 (A)	EUR	740	777

			142,494

Iraq — 0.3%
Republic of Iraq
5.800%, 01/15/2028		6,631	4,791

Israel — 0.0%
Altice Financing
8.000%, 12/15/2019	EUR	140	154

Ivory Coast — 1.4%
Government of Ivory Coast
11.660%, 12/31/2032		14,736	13,264
11.660%, 12/31/2032		3,527	3,175
6.375%, 03/03/2028 (A)		4,349	4,038
5.375%, 07/23/2024		2,536	2,286
5.375%, 07/23/2024 (A)		3,203	2,888

			25,651

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

Jamaica — 0.6%
Digicel Group
8.250%, 09/30/2020		1,750	$1,520
7.125%, 04/01/2022 (A)		1,248	1,006
Government of Jamaica
7.875%, 07/28/2045		1,110	1,120
7.625%, 07/09/2025		3,028	3,289
6.750%, 04/28/2028		3,805	3,843

			10,778

Jordan — 0.0%
Jordan Government International Bond
6.125%, 01/29/2026		654	663

Kazakhstan — 1.7%
Development Bank of Kazakhstan
4.125%, 12/10/2022		880	788
KazAgro National Management Holding
4.625%, 05/24/2023		4,650	3,956
Kazakhstan Government International Bond MTN
6.500%, 07/21/2045		2,020	2,048
6.500%, 07/21/2045 (A)		435	441
5.125%, 07/21/2025		1,954	1,985
5.125%, 07/21/2025 (A)		700	708
Kazakhstan Temir Zholy Finance
6.950%, 07/10/2042		500	445
6.375%, 10/06/2020 (A)		660	662
KazMunaiGaz Finance Sub MTN
9.125%, 07/02/2018		2,122	2,358
7.000%, 05/05/2020		3,447	3,645
6.375%, 04/09/2021		3,985	4,088
6.375%, 04/09/2021 (A)		3,614	3,708
KazMunayGas National MTN
7.000%, 05/05/2020 (A)		1,307	1,382
4.875%, 05/07/2025 (A)		492	458
4.400%, 04/30/2023 (A)		2,895	2,692
Samruk-Energy MTN
3.750%, 12/20/2017		700	678
Zhaikmunai
6.375%, 02/14/2019 (A)		470	398
Zhaikmunai Via Zhaikmunai International
7.125%, 11/13/2019 (A)		595	503

			30,943

Kenya — 0.6%
Kenya Infrastructure Bond
11.000%, 09/15/2025	KES	295,000	2,608
11.000%, 10/12/2026	KES	40,000	334

196	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
Republic of Kenya
6.875%, 06/24/2024		850	$775
6.875%, 06/24/2024 (A)		6,705	6,110
5.875%, 06/24/2019 (A)		1,643	1,579

			11,406

Lithuania — 0.2%
Republic of Lithuania
7.375%, 02/11/2020		343	408
7.375%, 02/11/2020 (A)		251	299
6.625%, 02/01/2022		200	240
6.625%, 02/01/2022 (A)		300	360
6.125%, 03/09/2021 (A)		1,716	1,987

			3,294

Malaysia — 3.9%
1MDB Global Investments
4.400%, 03/09/2023		6,000	5,325
Government of Malaysia
5.248%, 09/15/2028	MYR	1,050	265
4.935%, 09/30/2043	MYR	4,500	1,087
4.498%, 04/15/2030	MYR	1,540	363
4.392%, 04/15/2026	MYR	12,223	2,864
4.378%, 11/29/2019	MYR	3,100	746
4.262%, 09/15/2016	MYR	16,308	3,877
4.181%, 07/15/2024	MYR	17,412	4,059
4.160%, 07/15/2021	MYR	6,500	1,536
4.048%, 09/30/2021	MYR	5,020	1,177
4.012%, 09/15/2017	MYR	600	143
3.955%, 09/15/2025	MYR	49,595	11,390
3.892%, 03/15/2027	MYR	2,325	519
3.889%, 07/31/2020	MYR	10,760	2,530
3.844%, 04/15/2033	MYR	1,960	420
3.654%, 10/31/2019	MYR	22,840	5,350
3.580%, 09/28/2018	MYR	10,125	2,391
3.502%, 05/31/2027	MYR	1,050	224
3.492%, 03/31/2020	MYR	17,224	3,998
3.480%, 03/15/2023	MYR	19,004	4,255
3.418%, 08/15/2022	MYR	10,253	2,295
3.314%, 10/31/2017	MYR	28,309	6,688
3.260%, 03/01/2018	MYR	20,690	4,859
3.172%, 07/15/2016	MYR	950	223
Petronas Capital MTN
4.500%, 03/18/2045 (A)		1,651	1,599
3.500%, 03/18/2025 (A)		3,031	2,953

			71,136

Mexico — 7.5%
America Movil
7.125%, 12/09/2024	MXN	23,310	1,369
6.000%, 06/09/2019	MXN	14,350	863
BBVA Bancomer
6.750%, 09/30/2022 (A)		500	549

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
Cemex
6.125%, 05/05/2025 (A)		1,594	$1,462
5.700%, 01/11/2025 (A)		245	216
Cemex Finance
9.375%, 10/12/2022		2,000	2,142
9.375%, 10/12/2022 (A)		733	785
6.000%, 04/01/2024 (A)		80	74
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	27,455	1,595
5.750%, 02/14/2042 (A)		570	526
4.875%, 01/15/2024 (A)		288	290
Fermaca Enterprises S de RL
6.375%, 03/30/2038 (A)		424	403
Mexican Bonos
10.000%, 12/05/2024	MXN	410,867	31,388
10.000%, 11/20/2036	MXN	8,930	732
8.500%, 12/13/2018	MXN	41,630	2,765
8.500%, 05/31/2029	MXN	38,555	2,739
8.500%, 11/18/2038	MXN	107,784	7,738
7.750%, 12/14/2017	MXN	50,459	3,252
7.750%, 05/29/2031	MXN	118,609	7,924
7.750%, 11/23/2034	MXN	30,849	2,061
7.750%, 11/13/2042	MXN	47,880	3,193
7.500%, 06/03/2027	MXN	36,567	2,403
6.500%, 06/09/2022	MXN	81,031	5,057
5.000%, 12/11/2019		50,700	3,037
Mexican Bonos, Ser M10
7.250%, 12/15/2016	MXN	31,167	1,945
Mexican Bonos, Ser M20
8.000%, 12/07/2023	MXN	26	2
Mexican Udibonos
2.500%, 12/10/2020	MXN	7,527	2,429
2.000%, 06/09/2022	MXN	1,752	541
Mexico Cetes
2.138%, 03/03/2016 (E)	MXN	722,865	4,317
Petroleos Mexicanos MTN
9.500%, 09/15/2027		215	264
7.190%, 09/12/2024	MXN	69,790	3,897
6.625%, 06/15/2035		5,616	5,477
6.500%, 06/02/2041		1,655	1,561
6.375%, 01/23/2045		3,713	3,444
6.375%, 01/23/2045 (A)		1,016	942
5.750%, 03/01/2018		670	709
5.625%, 01/23/2046 (A)		5,575	4,683
5.500%, 01/21/2021		1,876	1,967
5.500%, 02/24/2025	EUR	830	974
5.500%, 06/27/2044		214	177
5.500%, 06/27/2044		580	478
4.875%, 01/18/2024		651	639
4.500%, 01/23/2026 (A)		403	380
4.250%, 01/15/2025		4,725	4,439
4.250%, 01/15/2025 (A)		775	728
3.500%, 01/30/2023 (A)		210	192

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	197

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

November 30, 2015

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
Sixsigma Networks Mexico
8.250%, 11/07/2021 (A)		697	$666
United Mexican States
7.500%, 04/08/2033		468	624
6.050%, 01/11/2040		882	990
5.750%, 10/12/2110		478	460
5.550%, 01/21/2045		1,677	1,761
4.750%, 03/08/2044		2,902	2,728
4.600%, 01/23/2046		3,586	3,290
4.000%, 10/02/2023		1,591	1,623
3.600%, 01/30/2025		3,449	3,408

			138,298

Mongolia — 0.7%
Development Bank of Mongolia MTN
5.750%, 03/21/2017		1,138	1,090
Government of Mongolia MTN
5.125%, 12/05/2022		11,062	8,930
4.125%, 01/05/2018		3,048	2,804
Trade & Development Bank of Mongolia MTN
9.375%, 05/19/2020 (A)		453	437

			13,261

Montenegro — 0.0%
Republic of Montenegro
5.375%, 05/20/2019	EUR	481	521

Morocco — 0.2%
Kingdom of Morocco
5.500%, 12/11/2042		1,900	1,833
4.250%, 12/11/2022 (A)		632	625
OCP
6.875%, 04/25/2044 (A)		605	605
5.625%, 04/25/2024 (A)		411	417

			3,480

Mozambique — 0.0%
Republic of Mozambique
6.305%, 09/11/2020		764	657

Namibia — 0.0%
Namibia International Bonds
5.250%, 10/29/2025 (A)		272	264

Nigeria — 0.3%
Republic of Nigeria
6.750%, 01/28/2021		4,026	3,934
6.750%, 01/28/2021 (A)		550	537
6.375%, 07/12/2023		1,859	1,738

			6,209

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

Pakistan — 0.3%
Republic of Pakistan
8.250%, 04/15/2024		4,355	$4,510
7.250%, 04/15/2019 (A)		610	625
7.125%, 03/31/2016		100	101
7.125%, 03/31/2016		450	454
6.875%, 06/01/2017		10	10
6.875%, 06/01/2017		630	648

			6,348

Panama — 1.0%
Panama Notas del Tesoro
4.875%, 02/05/2021		840	883
Republic of Panama
9.375%, 01/16/2023		595	803
9.375%, 04/01/2029		5,438	7,899
8.875%, 09/30/2027		1,963	2,738
8.125%, 04/28/2034		2,249	2,974
7.125%, 01/29/2026		100	125
6.700%, 01/26/2036		1,095	1,328
4.300%, 04/29/2053		140	121
4.000%, 09/22/2024		472	476
3.750%, 03/16/2025		1,302	1,286

			18,633

Paraguay — 0.4%
Republic of Paraguay
6.100%, 08/11/2044		1,187	1,160
6.100%, 08/11/2044 (A)		1,822	1,781
4.625%, 01/25/2023		4,006	3,936
Telefonica Celular del Paraguay
6.750%, 12/13/2022		200	188
6.750%, 12/13/2022		900	845

			7,910

Peru — 1.7%
Abengoa Transmission Sur
6.875%, 04/30/2043 (A)		327	339
Peru Enhanced Pass-Through Finance
4.826%, 06/02/2025 (A) (E)		1,000	758
1.849%, 05/31/2018 (E)		161	156
1.783%, 05/31/2018 (A) (E)		182	176
Republic of Peru
8.750%, 11/21/2033		2,745	3,939
8.200%, 08/12/2026	PEI	5,055	1,631
7.350%, 07/21/2025		2,372	3,022
6.950%, 08/12/2031	PEI	10,193	2,929
6.950%, 08/12/2031	PEI	11,546	3,318
6.850%, 02/12/2042	PEI	882	239
6.550%, 03/14/2037		3,846	4,557
5.700%, 08/12/2024	PEI	4,658	1,298
5.700%, 08/12/2024 (A)	PEI	14,227	3,947

198	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
5.200%, 09/12/2023		1,080	$295
4.125%, 08/25/2027		3,372	3,364
Southern Copper
3.875%, 04/23/2025		873	791

			30,759

Philippines — 0.1%
Development Bank of Philippines
5.500%, 03/25/2021		370	412
Republic of Philippines
3.900%, 11/26/2022	PHP	52,000	1,081

			1,493

Poland — 3.9%
Eileme 2
11.625%, 01/31/2020		350	374
Republic of Poland
5.750%, 09/23/2022	PLN	28,514	8,513
4.000%, 10/25/2023	PLN	6,100	1,663
3.750%, 04/25/2018	PLN	6,150	1,595
3.250%, 07/25/2025	PLN	93,222	24,227
3.000%, 08/24/2016	PLN	9,420	2,992
3.000%, 03/17/2023		374	373
2.763%, 07/25/2016 (E)	PLN	1,980	485
2.750%, 08/25/2023	PLN	20,857	6,511
2.500%, 07/25/2018	PLN	5,260	1,324
2.500%, 07/25/2026	PLN	4,920	1,178
2.000%, 04/25/2021	PLN	4,281	1,047
1.518%, 07/25/2017 (E)	PLN	22,650	5,464
1.500%, 04/25/2020	PLN	62,540	15,042
1.169%, 01/25/2016 (E)	PLN	6,606	1,630

			72,418

Qatar — 0.3%
Ooredoo International Finance
7.875%, 06/10/2019		873	1,032
State of Qatar
6.400%, 01/20/2040		2,800	3,669

			4,701

Romania — 1.7%
Government of Romania MTN
6.750%, 02/07/2022		3,832	4,541
6.750%, 02/07/2022 (A)		390	462
6.125%, 01/22/2044 (A)		1,018	1,201
5.950%, 06/11/2021	RON	2,580	715
5.850%, 04/26/2023	RON	14,400	3,986
5.750%, 04/29/2020	RON	29,500	8,013
4.750%, 06/24/2019	RON	29,870	7,755
4.750%, 02/24/2025	RON	6,580	1,708
4.375%, 08/22/2023		1,808	1,900

			30,281

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

Russia — 5.3%
Alfa Bank via Alfa Bond Issuance
7.750%, 04/28/2021		2,600	$2,730
Gaz Capital
6.510%, 03/07/2022		1,503	1,550
Gazprom Neft OAO Via GPN Capital
4.375%, 09/19/2022 (A)		291	262
Gazprom OAO Via Gaz Capital
9.250%, 04/23/2019		3,849	4,344
9.250%, 04/23/2019 (A)		489	552
6.510%, 03/07/2022 (A)		283	292
5.999%, 01/23/2021 (A)		406	409
4.950%, 07/19/2022 (A)		204	195
4.950%, 02/06/2028 (A)		1,155	1,020
Ritekro
13.499%, 11/07/2022 (E) (F) (G)		538	269
Rosneft Oil via Rosneft International Finance
4.199%, 03/06/2022 (A)		594	536
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	41,888	580
7.600%, 04/14/2021	RUB	644,396	8,887
7.600%, 07/20/2022	RUB	684,602	9,312
7.500%, 03/15/2018	RUB	373,896	5,367
7.500%, 02/27/2019	RUB	519,075	7,332
7.400%, 04/19/2017	RUB	133,000	1,945
7.350%, 01/20/2016	RUB	100,000	1,508
7.050%, 01/19/2028	RUB	551,062	6,961
7.000%, 01/25/2023	RUB	328,216	4,312
7.000%, 08/16/2023	RUB	416,666	5,422
6.900%, 08/03/2016	RUB	59,436	881
6.800%, 12/11/2019	RUB	31,646	431
6.700%, 05/15/2019	RUB	773,452	10,613
6.500%, 11/24/2021 (D)	RUB	24,270	320
6.400%, 05/27/2020	RUB	48,590	644
6.200%, 01/31/2018	RUB	395,093	5,531
Russian Foreign Bond - Eurobond
5.875%, 09/16/2043		2,600	2,655
5.625%, 04/04/2042		2,200	2,203
4.875%, 09/16/2023		600	625
4.875%, 09/16/2023 (A)		2,000	2,085
3.625%, 09/16/2020		900	974
3.250%, 04/04/2017		800	803
Vnesheconombank via VEB Finance
6.902%, 07/09/2020		1,635	1,694
6.800%, 11/22/2025		2,476	2,511
6.800%, 11/22/2025 (A)		600	608
5.450%, 11/22/2017		110	112
5.450%, 11/22/2017 (A)		340	346

			96,821

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	199

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

November 30, 2015

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

Senegal — 0.5%
Republic of Senegal
8.750%, 05/13/2021		2,690	$2,883
8.750%, 05/13/2021 (A)		200	214
6.250%, 07/30/2024		5,570	5,145
6.250%, 07/30/2024 (A)		530	490

			8,732

Serbia — 0.3%
Republic of Serbia
7.250%, 09/28/2021		2,700	3,085
7.250%, 09/28/2021 (A)		300	343
5.875%, 12/03/2018		655	694
5.875%, 12/03/2018 (A)		1,623	1,720
4.875%, 02/25/2020		200	206

			6,048

Slovenia — 0.6%
Republic of Slovenia
5.850%, 05/10/2023		2,300	2,634
5.250%, 02/18/2024		7,810	8,683

			11,317

South Africa — 5.2%
Eskom Holdings
6.750%, 08/06/2023		2,125	2,009
5.750%, 01/26/2021		1,775	1,685
Eskom Holdings SOC
7.125%, 02/11/2025		2,691	2,552
7.125%, 02/11/2025 (A)		8,076	7,658
Republic of South Africa
10.500%, 12/21/2026	ZAR	150,706	11,873
8.750%, 01/31/2044	ZAR	18,377	1,205
8.750%, 02/28/2048	ZAR	58,110	3,807
8.500%, 06/23/2017		2,100	2,313
8.500%, 01/31/2037	ZAR	55,688	3,605
8.250%, 03/31/2032	ZAR	2,982	192
8.000%, 12/21/2018	ZAR	44,592	3,113
8.000%, 01/31/2030	ZAR	184,319	11,779
7.750%, 02/28/2023	ZAR	225,942	15,147
7.250%, 01/15/2020	ZAR	69,609	4,703
7.000%, 02/28/2031	ZAR	99,142	5,702
6.875%, 05/27/2019		1,923	2,122
6.750%, 03/31/2021	ZAR	54,420	3,549
6.500%, 02/28/2041	ZAR	41,359	2,109
6.250%, 03/31/2036	ZAR	70,510	3,585
5.875%, 09/16/2025		4,150	4,477
5.500%, 03/09/2020		433	460
Transnet SOC MTN
9.500%, 05/13/2021 (A)	ZAR	16,660	1,092

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
ZAR Sovereign Capital Fund Propriety
3.903%, 06/24/2020 (A)		1,305	$1,293

			96,030

Sri Lanka — 0.2%
Democratic Socialist Republic of Sri Lanka
5.875%, 07/25/2022		1,300	1,233
Sri Lanka Government International Bond
6.850%, 11/03/2025		2,275	2,226

			3,459

Supranational — 0.1%
European Investment Bank MTN
8.500%, 09/17/2024	ZAR	11,350	768
Inter-American Development Bank MTN
7.350%, 09/12/2018	IDR	24,590,000	1,664

			2,432

Thailand — 2.7%
Government of Thailand
5.670%, 03/13/2028	THB	3,000	107
4.675%, 06/29/2044	THB	24,301	808
3.875%, 06/13/2019	THB	153,000	4,562
3.850%, 12/12/2025	THB	180,256	5,504
3.650%, 12/17/2021	THB	470,849	14,043
3.625%, 06/16/2023	THB	444,759	13,269
3.580%, 12/17/2027	THB	82,270	2,464
2.550%, 06/26/2020	THB	80,000	2,273
1.250%, 03/12/2028	THB	28,400	711
1.200%, 07/14/2021	THB	63,750	1,792
Government of Thailand.
4.875%, 06/22/2029	THB	145,294	4,917

			50,450

Trinidad & Tobago — 0.0%
Republic of Trinidad & Tobago
4.375%, 01/16/2024 (A)		387	410

Tunisia — 0.1%
Banque Centrale de Tunisie
5.750%, 01/30/2025 (A)		1,649	1,460

Turkey — 6.5%
Export Credit Bank of Turkey
5.875%, 04/24/2019 (A)		200	207
5.000%, 09/23/2021 (A)		674	669

200	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
Republic of Turkey
11.875%, 01/15/2030		1,050	$1,722
10.500%, 01/15/2020	TRY	20,060	7,002
10.400%, 03/27/2019	TRY	8,790	3,036
10.400%, 03/20/2024	TRY	2,700	944
9.500%, 01/12/2022	TRY	9,830	3,281
9.400%, 07/08/2020	TRY	7,616	2,544
9.000%, 03/08/2017	TRY	10,917	3,696
9.000%, 07/24/2024	TRY	39,769	12,814
8.800%, 11/14/2018	TRY	11,483	3,806
8.500%, 07/10/2019	TRY	4,290	1,401
8.500%, 09/14/2022	TRY	16,527	5,234
8.300%, 06/20/2018	TRY	17,461	5,737
8.000%, 03/12/2025	TRY	4,211	1,282
8.000%, 02/14/2034		900	1,127
7.500%, 11/07/2019		2,930	3,318
7.400%, 02/05/2020	TRY	67,679	21,120
7.375%, 02/05/2025		1,676	1,975
7.100%, 03/08/2023	TRY	8,160	2,381
7.000%, 06/05/2020		4,477	5,025
6.875%, 03/17/2036		3,409	3,824
6.750%, 04/03/2018		1,886	2,038
6.750%, 05/30/2040		2,590	2,881
6.300%, 02/14/2018	TRY	4,490	1,424
6.250%, 09/26/2022		2,862	3,141
6.000%, 01/14/2041		2,415	2,467
5.750%, 03/22/2024		908	967
5.625%, 03/30/2021		2,449	2,605
5.125%, 03/25/2022		3,450	3,574
4.875%, 04/16/2043		850	745
4.250%, 04/14/2026		1,639	1,553
3.000%, 08/02/2023	TRY	7,942	2,808
TC Ziraat Bankasi
4.250%, 07/03/2019 (A)		1,710	1,697
Turk Telekomunikasyon
4.875%, 06/19/2024		2,300	2,197

			120,242

Ukraine — 0.9%
Government of Ukraine
9.250%, 07/24/2017		4,495	3,551
7.800%, 11/28/2022		6,376	5,007
7.750%, 09/01/2024 (A)		3,411	3,207
7.500%, 04/17/2023		870	687
6.750%, 11/14/2017		2,474	1,932
6.250%, 06/17/2016		1,039	846
Ukreximbank Via Biz Finance
9.625%, 04/27/2022 (A)		2,211	2,044

			17,274

United Arab Emirates — 0.1%
MAF Global Securities
7.125%, 10/29/2049 (B)		1,000	1,027

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)

Uruguay — 0.7%
Republic of Uruguay PIK
7.875%, 01/15/2033	2,379	$3,015
Republic of Uruguay
7.625%, 03/21/2036	978	1,230
5.100%, 06/18/2050	5,396	4,803
4.500%, 08/14/2024	1,048	1,077
4.375%, 10/27/2027	1,637	1,621
4.125%, 11/20/2045	517	412

		12,158

Venezuela — 2.0%
Petroleos de Venezuela
9.000%, 11/17/2021	170	76
8.500%, 11/02/2017	15,974	9,968
8.500%, 11/02/2017	330	206
6.000%, 05/16/2024	8,870	3,233
5.250%, 04/12/2017	10,231	5,857
5.250%, 04/12/2017	20	11
5.125%, 10/28/2016	3,255	2,498
Republic of Venezuela
13.625%, 08/15/2018	497	275
13.625%, 08/15/2018	1,493	915
12.750%, 08/23/2022	2,660	1,317
12.750%, 08/23/2022	472	234
11.950%, 08/05/2031	5	2
11.950%, 08/05/2031	1,294	610
11.750%, 10/21/2026	1,000	472
11.750%, 10/21/2026	1,875	885
9.375%, 01/13/2034	7,931	3,252
9.250%, 09/15/2027	1,546	679
9.250%, 05/07/2028	693	286
8.250%, 10/13/2024	577	232
8.250%, 10/13/2024	9,490	3,820
5.750%, 02/26/2016	1,191	1,089

		35,917

Vietnam — 0.1%
Socialist Republic of Vietnam
4.800%, 11/19/2024 (A)	1,446	1,391

Zambia — 0.3%
Republic of Zambia
8.970%, 07/30/2027	2,982	2,591
8.970%, 07/30/2027 (A)	2,096	1,810
8.500%, 04/14/2024 (A)	2,004	1,733
5.375%, 09/20/2022	282	217

		6,351

Total Global Bonds (Cost $1,901,703) ($ Thousands)		1,660,755

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	201

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

November 30, 2015

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)

LOAN PARTICIPATION — 0.0%

Singapore — 0.0%
Morton Bay Senior
6.220%, 01/02/2049 (F) (G)	3,020	$—

Total Loan Participation (Cost $3,020) ($ Thousands)		—

Total Investments — 90.2% (Cost $1,904,723) ($ Thousands)		$1,660,755

A list of the open futures contracts held by the Fund at November 30, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
JSE Bond Future R186	134	Feb-2016	$(20)
JSE Bond Future R2037	208	Feb-2016	(4)
JSE Bond Future R207	810	Feb-2016	(62)
JSE Bond Future R208	962	Feb-2016	(62)
U.S. 10-Year Treasury Note	(133)	Mar-2016	(4)
U.S. 10-Year Treasury Note	(39)	Dec-2015	10
U.S. 10-Year Treasury Note	50	Mar-2016	4
U.S. 2-Year Treasury Note	13	Apr-2016	(1)
U.S. 5-Year Treasury Note	(211)	Mar-2016	—
U.S. 5-Year Treasury Note	(30)	Jan-2016	(4)
U.S. Long Treasury Bond	11	Mar-2016	4

			$(139)

For the period ended November 30, 2015 the total amount of all open futures contracts, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at November 30, 2015, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
12/01/15-03/29/16	EUR	2,002	HUF	624,952	$7
12/01/15-01/27/16	ILS	94,273	USD	24,256	(121)
12/01/15-03/29/16	HUF	7,918,879	EUR	25,326	(123)
12/02/15-02/24/16	USD	14,417	BRL	54,298	(575)
12/02/15-02/11/16	EUR	56,506	USD	61,591	1,873
12/02/15-03/02/16	BRL	148,002	USD	38,322	927
12/03/15-12/16/15	USD	26,401	TWD	855,730	(181)
12/03/15-01/11/16	USD	33,907	EUR	30,922	(1,241)
12/03/15-03/16/16	TWD	1,283,620	USD	39,688	348
12/04/15-12/16/15	USD	13,654	RON	55,034	(605)
12/04/15-08/10/16	USD	14,109	NGN	3,470,307	2,100
12/04/15-03/16/16	USD	22,753	MYR	96,806	(14)
12/04/15-03/16/16	USD	31,836	PLN	121,720	(1,742)
12/04/15-12/16/15	PLN	58,755	USD	15,223	694
12/04/15-03/16/16	MYR	91,712	USD	21,641	86
12/04/15-06/02/16	NGN	2,550,492	USD	10,879	(1,294)
12/07/15	USD	3,434	CAD	4,549	(18)
12/07/15	CAD	4,543	USD	3,450	39
12/08/15-03/16/16	USD	43,370	TRY	128,182	534
12/08/15-12/16/15	TRY	125,964	USD	42,622	(587)
12/10/15-12/10/15	EUR	27,687	PLN	117,617	(165)
12/10/15-12/10/15	PLN	46,729	EUR	11,055	124
12/14/15-03/17/16	USD	30,153	IDR	426,623,497	337
12/14/15-03/16/16	USD	34,367	COP	105,049,430	(1,155)
12/14/15-01/27/16	COP	76,624,851	USD	25,681	1,398
12/14/15-01/19/16	IDR	368,190,006	USD	26,249	(230)
12/16/15-01/25/16	USD	2,250	THB	80,993	7
12/16/15-01/08/16	USD	4,801	PEI	16,037	(66)
12/16/15	USD	5,640	SGD	7,770	(127)

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
12/16/15-03/16/16	USD	7,402	HUF	2,121,817	$(189)
12/16/15	USD	9,084	MXN	153,010	123
12/16/15	USD	10,935	ILS	42,237	(15)
12/16/15-03/16/16	USD	11,058	PHP	522,528	(20)
12/16/15-03/16/16	USD	13,047	CNY	83,758	(112)
12/16/15-01/15/16	USD	15,418	RUB	1,019,265	(79)
12/16/15	SGD	15,431	USD	10,820	(128)
12/16/15-03/16/16	USD	16,979	CLP	11,926,815	(295)
12/16/15-03/16/16	USD	27,507	KRW	31,267,267	(525)
12/16/15-02/17/16	USD	30,636	MXN	515,042	270
12/16/15-12/16/15	RON	32,165	USD	8,078	447
12/16/15-03/16/16	USD	34,770	INR	2,330,788	66
12/16/15-04/20/16	CNY	42,116	USD	6,461	(22)
12/16/15-03/16/16	PEI	85,699	USD	25,366	163
12/16/15-01/25/16	THB	99,188	USD	2,745	(21)
12/16/15	CZK	100,339	USD	4,150	227
12/16/15	PHP	251,764	USD	5,344	10
12/16/15-12/16/15	MXN	339,183	USD	20,169	(239)
12/16/15-12/16/15	INR	1,073,422	USD	16,243	153
12/16/15-03/16/16	RUB	2,111,665	USD	31,266	(216)
12/16/15-01/28/16	CLP	6,127,726	USD	8,567	(28)
12/16/15-12/16/15	HUF	6,895,827	USD	24,401	964
12/16/15-01/20/16	KRW	35,991,469	USD	31,058	(13)
12/17/15-02/03/16	USD	27,783	ZAR	394,542	(595)
12/17/15-02/03/16	ZAR	254,313	USD	18,223	653
01/08/16	EUR	961	PEI	3,472	6
01/11/16-01/11/16	EUR	16,100	RON	71,611	(19)
01/11/16	RON	39,693	EUR	8,913	(1)
02/12/16-07/29/16	KES	306,789	USD	2,796	(112)
02/29/16	USD	1,117	ARS	16,927	(14)
11/30/16	ARS	20,301	USD	1,117	22

					$691

A list of the counterparties for the open forward foreign currency contracts held by the Fund at November 30, 2015, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	$(36,592)	$36,602	$10
Citigroup	(278,325)	278,886	561
Deutsche Bank	(13,617)	13,619	2
Goldman Sachs	(403,293)	403,734	441
HSBC	(10,749)	10,528	(221)
JPMorgan Chase Bank	(296,442)	296,796	354
Standard Chartered	(30,906)	30,833	(73)
UBS	(35,624)	35,241	(383)

			$691

For the period ended November 30, 2015, the total amount of all open forward foreign currency contracts, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

202	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

A list of open OTC swap agreements held by the Fund at November 30, 2015, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Goldman Sachs	3-Month ZAR - JIBAR	8.76%	01/16/2029	ZAR	65,000	$56
Goldman Sachs	28-Day MXN - TIIE	6.31%	11/13/25	MXN	12,000	2
Goldman Sachs	6-Month PZL - WIBOR	2.46%	09/22/25	PZL	7,000	(40)
Goldman Sachs	28-Day MXN - TIIE	6.36%	09/05/25	MXN	78,692	44
Goldman Sachs	4.63%	1-Day CLP - CLICP	08/21/25	CLP	275,000	36
Goldman Sachs	28-Day MXN - TIIE	6.36%	05/21/25	MXN	29,801	19
Goldman Sachs	4.53%	1-Day CLP - CLICP	03/11/25	CLP	1,015,968	139
Goldman Sachs	3-Month ZAR - JIBAR	8.30%	01/16/24	ZAR	25,000	5
Goldman Sachs	3-Month ZAR - JIBAR	8.19%	12/20/23	ZAR	16,000	(2)
Goldman Sachs	1-Year BRL - CDI	10.89%	01/03/23	BRL	6,139	(466)
Goldman Sachs	1-Day BRL - CDI	1.99%	01/02/23	BRL	3,000	(171)
Goldman Sachs	28-Day MXN - TIIE	5.90%	09/12/22	MXN	99,662	18
Goldman Sachs	1-Day BRL - CDI	12.73%	01/04/21	BRL	13,491	(487)
Goldman Sachs	0.42%	6-Month CZK - PRIBOR	10/23/20	CZK	55,000	(11)
Goldman Sachs	5.12%	28-Day MXN - TIIE	11/28/19	MXN	17,000	(2)
Goldman Sachs	28-Day MXN - TIIE	6.82%	06/27/19	MXN	273,456	118
Goldman Sachs	1-Day BRL - CDI	13.39%	01/02/19	BRL	18,383	(350)
Goldman Sachs	1-Day BRL - CDI	13.42%	01/02/19	BRL	25,101	(472
Goldman Sachs	4.62%	28-Day MXN - TIIE	10/25/18	MXN	207,929	24
Goldman Sachs	1-Year BRL - CDI	11.81%	01/02/18	BRL	12,298	(275)
Goldman Sachs	1-Year BRL - CDI	11.98%	01/02/18	BRL	11,341	(239)
Goldman Sachs	1-Day BRL - CDI	12.86%	01/02/18	BRL	47,206	(727)
Goldman Sachs	5.41%	1-Day Columbia IBR Overnight Interbank	09/21/17	COP	27,115,661	159
Goldman Sachs	1-Day BRL - CDI	13.27%	01/02/17	BRL	35,880	(231)
Goldman Sachs	2.45%	6-Month HUF - BUBOR	07/11/16	HUF	3,518,440	(213)
Goldman Sachs	0.76%	3-Month ILS - TELBOR	05/22/16	ILS	11,000	(21)
Goldman Sachs	3-Month ILS - TELBOR	0.95%	04/02/16	ILS	7,800	(18)
Goldman Sachs	1.21%	3-Month ILS - TELBOR	02/14/16	ILS	10,000	(30)
Goldman Sachs	3.31%	6-Month PZL - WIBOR	02/03/16	PZL	37,500	(223)
Goldman Sachs	1.20%	3-Month ILS - TELBOR	01/16/16	ILS	42,828	(131)
Goldman Sachs	1-Year BRL - CDI	11.59%	01/04/16	BRL	6,632	(4)
Goldman Sachs	1-Year BRL - CDI	11.00%	01/04/16	BRL	56,744	(40)
Goldman Sachs	1-Year BRL - CDI	11.92%	01/04/16	BRL	18,744	(10)
JPMorgan Chase Bank	4.72%	1-Day CLP - CLICP	06/05/25	CLP	1,670,898	205
JPMorgan Chase Bank	3.45%	6-Month HUF - BUBOR	05/11/25	HUF	900,000	(276)
JPMorgan Chase Bank	4.29%	6-Month HUF - BUBOR	08/04/24	HUF	1,000,000	(516)
JPMorgan Chase Bank	0.44%	6-Month CZK - PRIBOR	11/20/20	CZK	30,000	(7)
JPMorgan Chase Bank	0.50%	6-Month CZK - PRIBOR	05/05/20	CZK	180,000	(86)
JPMorgan Chase Bank	0.59%	6-Month CZK - PRIBOR	03/13/20	CZK	30,000	(20)
JPMorgan Chase Bank	0.54%	6-Month CZK - PRIBOR	02/16/20	CZK	320,000	(179)
JPMorgan Chase Bank	3-Month ILS - TELBOR	1.14%	03/24/19	ILS	125,000	8
JPMorgan Chase Bank	5.57%	1-Day Columbia IBR Overnight Interbank	10/08/17	COP	20,000,000	102
JPMorgan Chase Bank	1.77%	3-Month HUF - BUBOR	07/17/17	HUF	7,146,976	(95)
JPMorgan Chase Bank	0.64%	3-Month ILS - TELBOR	07/31/16	ILS	20,000	(29)

						$(4,436)

A list of open centrally cleared swap agreements held by the Fund at November 30, 2015, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	2.34%	3-Month USD - LIBOR	02/06/2045	USD	320	$14
Bank of America	2.14%	3-Month USD - LIBOR	01/12/2025	USD	9,306	(151)
JPMorgan Chase Bank	2.08%	3-Month USD - LIBOR	01/13/2025	USD	7,056	(75)

						$(212)

For the period ended November 30, 2015, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	203

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Concluded)

November 30, 2015

Percentages are based on Net Assets of $1,840,539 ($ Thousands).

(1)	In U.S. dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2015.

(C)	Security in default on interest payments

(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on November 30, 2015. The coupon on a step bond changes on a specified date.

(E)	The rate reported is the effective yield at time of purchase.

(F)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of November 30, 2015 was $269 ($ Thousands) and represented 0.0% of Net Assets.

(G)	Securities considered illiquid. The total market value of such securities as of November 30, 2015 was $269 ($ Thousands) and represented 0.0% of Net Assets.

BRL — Brazilian Real

BUBOR — Budapest Interbank Offered Rate

CAD — Canadian Dollar

CDI — Average One-Day Interbank Deposit Rate

CLP — Chilean Peso

CNY — Chinese Yuen

COP — Colombian Peso

CZK — Czech Koruna

DOP — Dominican Peso

EUR — Euro

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli New Sheckels

JIBAR — Johannesburg Interbank Agreed Rate

KES — Kenyan Shilling

KRW — Korean Won

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MYR — Malaysian Ringgit

MXN — Mexican Peso

NGN — Nigerian Naira

OTC — Over the Counter

PEI — Peruvian Inca

PHP — Philippine Peso

PIK — Payment-in-Kind

PLC — Public Limited Company

PLN — Polish Zloty

PRIBOR — Prague Interbank Offered Rate

RON — Romanian Leu

RUB — Russian Ruble

Ser — Series

SGD — Singapore Dollar

TELBOR — Tel Aviv Interbank Offered Rate

THB — Thai Bhat

TIIE — Equilibrium Interbank Interest Rate

TRY — New Turkish Lira

TWD — Taiwanese Dollar

USD — U.S. Dollar

WIBOR — Warsaw Interbank Offered Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of November 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Global Bonds	$—	$1,660,486	$269	$1,660,755
Loan Participation	—	—	—	—

Total Investments in Securities	$—	$1,660,486	$269	$1,660,755

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$18	$—	$—	$18
Unrealized Depreciation	(157)	—	—	(157)
Forwards Contracts*
Unrealized Appreciation	—	11,578	—	11,578
Unrealized Depreciation	—	(10,887)	—	(10,887)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	935	—	935
Unrealized Depreciation	—	(5,371)	—	(5,371)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	14	—	14
Unrealized Depreciation	—	(226)	—	(226)

Total Other Financial Instruments	$(139)	$(3,957)	$—	$(4,096)

(1)	A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

204	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Real Return Fund

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 96.0%
U.S. Treasury Inflation-Protected Securities
2.625%, 07/15/2017	$5,467	$6,572
2.375%, 01/15/2017	6,305	7,630
2.125%, 01/15/2019	5,603	6,599
1.875%, 07/15/2019	6,501	7,718
1.625%, 01/15/2018	6,020	7,069
1.375%, 07/15/2018	6,068	6,950
1.375%, 01/15/2020	7,809	8,980
1.250%, 07/15/2020	12,204	13,926
0.125%, 04/15/2017	19,265	20,156
0.125%, 04/15/2018	21,748	22,384
0.125%, 04/15/2019	21,833	22,106
0.125%, 04/15/2020	14,858	14,970

Total U.S. Treasury Obligations (Cost $146,554) ($ Thousands)		145,060

Total Investments — 96.0% (Cost $146,554) ($ Thousands)		$145,060

Percentages are based on Net Assets of $151,108 ($ Thousands).

As of November 30, 2015, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	205

SCHEDULE OF INVESTMENTS (Unaudited)

Limited Duration Bond Fund

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 31.5%

Consumer Discretionary — 0.4%
Comcast
6.500%, 01/15/2017	$4,080	$4,328

Consumer Staples — 1.2%
Kraft Heinz Foods
1.600%, 06/30/2017 (A)	7,115	7,123
Walgreens Boots Alliance
1.750%, 11/17/2017	5,084	5,067

		12,190

Energy — 3.0%
Chevron Phillips Chemical LLC
1.700%, 05/01/2018 (A)	4,535	4,497
DCP Midstream Operating
2.500%, 12/01/2017	1,650	1,533
Enbridge
0.866%, 06/02/2017 (B)	3,250	3,186
Energy Transfer Partners
6.125%, 02/15/2017	180	186
2.500%, 06/15/2018	1,125	1,099
Enterprise Products Operating LLC
6.650%, 04/15/2018	2,092	2,301
Kinder Morgan
7.000%, 06/15/2017	2,000	2,085
Kinder Morgan Energy Partners
5.950%, 02/15/2018	2,370	2,429
ONEOK Partners
2.000%, 10/01/2017	4,685	4,595
Petrobras Global Finance
3.250%, 03/17/2017	750	701
Plains All American Pipeline
6.500%, 05/01/2018	2,000	2,137
Southwestern Energy
3.300%, 01/23/2018	2,000	1,831

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Statoil
0.544%, 11/09/2017 (B)	$2,200	$2,188
TransCanada PipeLines
1.875%, 01/12/2018	1,605	1,606
Weatherford International
6.350%, 06/15/2017	370	364

		30,738

Financials — 17.9%
Abbey National Treasury Services
1.375%, 03/13/2017	3,780	3,775
AIG Global Funding MTN
1.650%, 12/15/2017 (A)	1,965	1,969
American Express Bank
6.000%, 09/13/2017	2,450	2,636
American Express Credit MTN
1.875%, 11/05/2018	2,900	2,909
Bank of America
5.300%, 03/15/2017	850	889
1.700%, 08/25/2017	1,570	1,571
1.650%, 03/26/2018	3,600	3,595
1.250%, 02/14/2017	650	650
Bank of Montreal MTN
1.300%, 07/15/2016	4,660	4,676
Barclays
2.000%, 03/16/2018	3,580	3,567
Capital One Bank USA
1.150%, 11/21/2016	4,150	4,147
Citigroup
1.850%, 11/24/2017	960	961
1.800%, 02/05/2018	5,110	5,108
Citizens Bank MTN
2.300%, 12/03/2018	4,525	4,519
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375%, 01/19/2017	4,000	4,095
Daimler Finance North America LLC
1.375%, 08/01/2017 (A)	6,583	6,532
Fifth Third Bank
1.450%, 02/28/2018	4,424	4,392
Ford Motor Credit LLC
5.000%, 05/15/2018	3,750	3,958
0.852%, 09/08/2017 (B)	2,650	2,616
General Electric Capital MTN
0.556%, 05/11/2016 (B)	1,045	1,046
Genworth Financial
8.625%, 12/15/2016	700	728
Goldman Sachs Group
2.375%, 01/22/2018	1,700	1,721
1.522%, 04/30/2018 (B)	3,970	4,005
Harley-Davidson Financial Services MTN
2.700%, 03/15/2017 (A)	670	680

206	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
1.550%, 11/17/2017 (A)	$4,650	$4,640
HSBC Bank USA NY
6.000%, 08/09/2017	500	535
HSBC USA
1.700%, 03/05/2018	5,300	5,290
Huntington National Bank
2.200%, 11/06/2018	3,200	3,200
1.300%, 11/20/2016	5,720	5,720
Hyundai Capital America MTN
2.000%, 03/19/2018 (A)	1,385	1,372
JPMorgan Chase MTN
6.000%, 10/01/2017	2,150	2,315
1.700%, 03/01/2018	8,690	8,681
KeyBank
1.700%, 06/01/2018	2,950	2,939
1.650%, 02/01/2018	2,578	2,572
1.100%, 11/25/2016	2,167	2,168
MassMutual Global Funding
2.000%, 04/05/2017 (A)	1,350	1,363
Metropolitan Life Global Funding I
1.875%, 06/22/2018 (A)	1,120	1,122
1.500%, 01/10/2018 (A)	3,850	3,840
Morgan Stanley MTN
4.750%, 03/22/2017	6,980	7,270
MUFG Union Bank
1.500%, 09/26/2016	2,200	2,207
New York Life Global Funding MTN
1.550%, 11/02/2018 (A)	4,540	4,514
Nissan Motor Acceptance MTN
1.950%, 09/12/2017 (A)	850	854
1.500%, 03/02/2018 (A)	1,725	1,715
PNC Bank
1.800%, 11/05/2018	6,505	6,501
Pricoa Global Funding I
1.350%, 08/18/2017 (A)	4,250	4,237
1.150%, 11/25/2016 (A)	1,380	1,381
Santander Bank
2.000%, 01/12/2018	4,718	4,702
Simon Property Group
1.500%, 02/01/2018‡ (A)	4,165	4,135
Synchrony Financial
1.875%, 08/15/2017	2,190	2,185
Travelers MTN
5.750%, 12/15/2017	875	950
UBS MTN
1.800%, 03/26/2018	5,750	5,749
US Bancorp MTN
1.650%, 05/15/2017	1,270	1,279
Volkswagen Group of America Finance LLC
1.600%, 11/20/2017 (A)	2,600	2,503
Volkswagen International Finance
2.375%, 03/22/2017 (A)	2,400	2,380

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Voya Financial
2.900%, 02/15/2018	$4,950	$5,048
Wells Fargo MTN
2.625%, 12/15/2016	3,300	3,355
1.400%, 09/08/2017	4,400	4,398
0.946%, 04/23/2018 (B)	600	601

		182,466

Health Care — 4.2%
Actavis Funding SCS
2.350%, 03/12/2018	4,730	4,767
Anthem
2.300%, 07/15/2018	1,214	1,223
1.875%, 01/15/2018	2,570	2,577
Baxalta
2.000%, 06/22/2018 (A)	1,115	1,106
Bayer US Finance LLC
1.500%, 10/06/2017 (A)	4,995	5,005
Becton Dickinson
1.800%, 12/15/2017	3,850	3,859
Biogen
6.875%, 03/01/2018	1,630	1,806
Celgene
2.125%, 08/15/2018	3,325	3,336
Express Scripts Holding
2.650%, 02/15/2017	7,244	7,331
McLaren Health Care
1.964%, 05/15/2018	1,270	1,270
Mylan
1.350%, 11/29/2016	1,200	1,193
Perrigo
1.300%, 11/08/2016	1,480	1,470
UnitedHealth Group
1.400%, 12/15/2017	3,260	3,258
Zimmer Biomet Holdings
2.000%, 04/01/2018	4,410	4,400

		42,601

Industrials — 0.6%
Harris
1.999%, 04/27/2018	1,620	1,599
MUFG Americas Holdings
1.625%, 02/09/2018	2,100	2,087
Penske Truck Leasing LP
3.750%, 05/11/2017 (A)	2,090	2,142

		5,828

Information Technology — 0.5%
Hewlett Packard Enterprise
2.249%, 10/05/2018 (A) (B)	3,165	3,174
2.059%, 10/05/2017 (A) (B)	1,495	1,497

		4,671

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	207

SCHEDULE OF INVESTMENTS (Unaudited)

Limited Duration Bond Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Materials — 0.5%
Ecolab
1.450%, 12/08/2017	$2,590	$2,575
Glencore Funding LLC
2.125%, 04/16/2018 (A)	2,800	2,408

		4,983

Telecommunication Services — 1.2%
AT&T
5.500%, 02/01/2018	3,800	4,107
0.741%, 02/12/2016 (B)	1,500	1,499
Verizon Communications
1.350%, 06/09/2017	5,340	5,343
0.733%, 06/09/2017 (B)	1,700	1,696

		12,645

Utilities — 2.0%
Berkshire Hathaway Energy
5.750%, 04/01/2018	6,500	7,077
Exelon
1.550%, 06/09/2017	3,530	3,520
Oncor Electric Delivery LLC
5.000%, 09/30/2017	2,660	2,812
Southern Power
1.500%, 06/01/2018	5,700	5,595
West Penn Power
5.950%, 12/15/2017 (A)	470	506
Xcel Energy
1.200%, 06/01/2017	1,145	1,140

		20,650

Total Corporate Obligations (Cost $323,055) ($ Thousands)		321,100

ASSET-BACKED SECURITIES — 14.1%

Automotive — 10.9%
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	3,000	2,995
Ally Master Owner Trust, Ser 2014-1, Cl A1
0.667%, 01/15/2019 (B)	3,260	3,260
Ally Master Owner Trust, Ser 2014-3, Cl A
1.330%, 03/15/2019	435	435
AmeriCredit Automobile Receivables Trust 2013-2, Ser 2013-2, Cl D
2.420%, 05/08/2019	3,070	3,093
AmeriCredit Automobile Receivables Trust 2014-2, Ser 2014-2, Cl B
1.600%, 07/08/2019	2,015	2,012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl C
1.740%, 10/22/2018	$850	$850
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl B
2.320%, 07/20/2018	6,095	6,135
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A1
0.514%, 02/21/2017 (B)	428	427
CarMax Auto Owner Trust, Ser 2012-1, Cl C
2.200%, 10/16/2017	1,335	1,339
CarMax Auto Owner Trust, Ser 2012-1, Cl D
3.090%, 08/15/2018	3,195	3,209
CarMax Auto Owner Trust, Ser 2013-1, Cl A4
0.890%, 08/17/2018	600	598
CarMax Auto Owner Trust, Ser 2013-2, Cl B
1.210%, 01/15/2019	1,025	1,021
CarMax Auto Owner Trust, Ser 2013-4, Cl A4
1.280%, 05/15/2019	2,810	2,805
CarMax Auto Owner Trust, Ser 2014-1, Cl A3
0.790%, 10/15/2018	593	592
Chesapeake Funding LLC, Ser 2012-1A, Cl B
1.795%, 11/07/2023 (A) (B)	590	590
Chesapeake Funding LLC, Ser 2012-1A, Cl C
2.195%, 11/07/2023 (A) (B)	1,250	1,251
Chesapeake Funding LLC, Ser 2014-1A, Cl A
0.615%, 03/07/2026 (A) (B)	2,465	2,461
Chesapeake Funding LLC, Ser 2015-1A, Cl B
1.145%, 02/07/2027 (A) (B)	1,430	1,428
CPS Auto Receivables Trust, Ser 2013-B, Cl A
1.820%, 09/15/2020 (A)	245	245
CPS Auto Receivables Trust, Ser 2013-B, Cl B
2.430%, 09/15/2020 (A)	345	344
CPS Auto Receivables Trust, Ser 2013-C, Cl A
1.640%, 04/16/2018 (A)	268	268
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (A)	418	417
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (A)	339	338

208	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CPS Auto Receivables Trust, Ser 2014-B, Cl A
1.110%, 11/15/2018 (A)	$183	$182
CPS Auto Receivables Trust, Ser 2014-C, Cl A
1.310%, 02/15/2019 (A)	375	373
CPS Auto Trust, Ser 2012-B, Cl A
2.520%, 09/16/2019 (A)	281	281
Credit Acceptance Auto Loan Trust, Ser 2015-1A, Cl A
2.000%, 07/15/2022 (A)	1,395	1,386
DT Auto Owner Trust 2015-2, Ser 2015-2A, Cl B
1.880%, 05/15/2019 (A)	125	125
DT Auto Owner Trust 2015-3, Ser 2015-3A, Cl A
1.660%, 03/15/2019 (A)	1,625	1,623
Enterprise Fleet Financing LLC, Ser 2014-2, Cl A2
1.050%, 03/20/2020 (A)	1,987	1,980
First Investors Auto Owner Trust 2014-1, Ser 2014-1A, Cl A3
1.490%, 01/15/2020 (A)	1,830	1,834
First Investors Auto Owner Trust, Ser 2014-2A, Cl A3
1.490%, 12/15/2017 (A)	750	747
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (A)	3,350	3,382
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	3,245	3,266
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl B
1.120%, 01/15/2018	2,740	2,740
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl C
1.370%, 01/15/2018	950	950
Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A1
1.400%, 08/15/2019	1,350	1,347
Ford Credit Floorplan Master Owner Trust, Ser 2015-4, Cl A2
0.797%, 08/15/2020 (B)	5,250	5,243
GE Dealer Floorplan Master Note Trust, Ser 2013-1, Cl A
0.607%, 04/20/2016 (B)	1,060	1,059
GM Financial Automobile Leasing Trust, Ser 2014-1A, Cl A4
1.300%, 05/21/2018 (A)	1,140	1,140
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl B
2.140%, 06/20/2019	2,845	2,857

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A1
1.650%, 05/15/2020 (A)	$2,405	$2,381
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl B
1.970%, 05/15/2020 (A)	1,320	1,319
Harley-Davidson Motorcycle Trust, Ser 2013-1, Cl A4
0.870%, 07/15/2019	250	250
Hertz Fleet Lease Funding, Ser 2013-3, Cl B
1.245%, 12/10/2027 (A) (B)	1,355	1,355
Mercedes Benz Auto Lease Trust, Ser 2015-B, Cl A3
1.340%, 07/16/2018	7,045	7,022
Mercedes-Benz Auto Receivables Trust, Ser 2013-1, Cl A4
1.130%, 11/15/2019	325	325
NextGear Floorplan Master Owner Trust, Ser 2014-1A, Cl A
1.920%, 10/15/2019 (A)	2,250	2,236
Porsche Innovative Lease Owner Trust, Ser 2014-1, Cl A4
1.260%, 09/21/2020 (A)	375	375
Prestige Auto Receivables Trust 2013-1, Ser 2013-1A, Cl B
1.740%, 05/15/2019 (A)	900	903
Prestige Auto Receivables Trust 2014-1, Ser 2014-1A, Cl A3
1.520%, 04/15/2020 (A)	250	250
Prestige Auto Receivables Trust, Ser 2012-1A, Cl C
3.250%, 07/15/2019 (A)	1,429	1,438
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A3
1.330%, 05/15/2019 (A)	1,010	1,011
Prestige Auto Receivables Trust, Ser 2014-1A, Cl A2
0.970%, 03/15/2018 (A)	268	268
Prestige Auto Receivables Trust, Ser 2014-1A, Cl B
1.910%, 04/15/2020 (A)	2,370	2,347
Prestige Auto Receivables Trust, Ser 2015-1, Cl A2
1.090%, 02/15/2019 (A)	408	408
Prestige Auto Receivables Trust, Ser 2015-1, Cl A3
1.530%, 02/15/2021 (A)	1,360	1,355
Santander Drive Auto Receivables Trust 2012-5, Ser 2012-5, Cl C
2.700%, 08/15/2018	4,135	4,156
Santander Drive Auto Receivables Trust 2013-2, Ser 2013-2, Cl D
2.570%, 03/15/2019	2,985	3,013

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	209

SCHEDULE OF INVESTMENTS (Unaudited)

Limited Duration Bond Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl C
3.780%, 11/15/2017	$93	$93
Santander Drive Auto Receivables Trust, Ser 2012-2, Cl C
3.200%, 02/15/2018	369	370
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl C
3.010%, 04/16/2018	1,022	1,026
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl C
2.940%, 12/15/2017	1,283	1,290
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl C
1.940%, 06/15/2016	1,316	1,319
Santander Drive Auto Receivables Trust, Ser 2012-AA, Cl C
1.780%, 11/15/2018 (A)	355	355
Santander Drive Auto Receivables Trust, Ser 2013-1, Cl C
1.760%, 01/15/2019	2,430	2,434
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl B
1.330%, 03/15/2018	657	658
Santander Drive Auto Receivables Trust, Ser 2013-A, Cl A3
1.020%, 01/16/2018 (A)	61	61
SMART Trust, Ser 2012-4US, Cl A4A
1.250%, 08/14/2018	235	234
Susquehanna Auto Receivables Trust, Ser 2014-1A, Cl A3
1.000%, 02/15/2018 (A)	550	550
Volkswagen Auto Lease Trust, Ser 2014-A, Cl A4
0.990%, 07/20/2018	740	740
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl A2
0.970%, 10/16/2017 (A)	464	464
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl B
1.580%, 04/15/2020 (A)	500	500
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl C
2.240%, 04/15/2020 (A)	575	572
Westlake Automobile Receivables Trust, Ser 2015-1A, Cl B
1.680%, 11/16/2020 (A)	1,845	1,838
Westlake Automobile Receivables Trust, Ser 2015-1A, Cl C
2.290%, 11/16/2020 (A)	1,600	1,586

		111,130

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Cards — 0.9%
Chase Issuance Trust, Ser 2012-A2, Cl A2
0.467%, 05/15/2019 (B)	$1,625	$1,624
Chase Issuance Trust, Ser 2013-A1, Cl A1
1.300%, 02/18/2020	550	549
Discover Card Execution Note Trust, Ser 2014-A5, Cl A
1.390%, 04/15/2020	2,650	2,650
GE Capital Credit Card Master Note Trust, Ser 2012-7, Cl A
1.760%, 09/15/2022	2,000	1,988
Golden Credit Card Trust, Ser 2012-2A, Cl A1
1.770%, 01/15/2019 (A)	1,000	1,006
Synchrony Credit Card Master Note Trust, Ser 2012-6, Cl A
1.360%, 08/17/2020	916	913

		8,730

Mortgage Related Securities — 0.6%
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-2, Cl A1
0.821%, 06/25/2034 (B)	400	398
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
0.941%, 10/25/2034 (B)	1,285	1,264
Argent Securities, Ser 2003-W6W, Cl M1
1.091%, 01/25/2034 (B)	1,181	1,096
Bear Stearns Asset-Backed Securities Trust, Ser 2004-2, Cl A1
1.221%, 08/25/2034 (B)	219	219
Merrill Lynch Mortgage Investors Trust, Ser 2006-FF1, Cl M1
0.441%, 08/25/2036 (B)	3,400	3,323

		6,300

Other Asset-Backed Securities — 1.7%
Ascentium Equipment Receivables, Ser 2014-1A, Cl A2
1.040%, 01/10/2017 (A)	690	690
Bear Stearns Asset-Backed Securities Trust, Ser 2004-SD3, Cl A3
0.791%, 09/25/2034 (B)	253	248
CenterPoint Energy Restoration Bond LLC, Ser 2009-1, Cl A2
3.460%, 08/15/2019	1,264	1,299

210	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CIT Equipment Collateral, Ser 2014-VTI, Cl A3
1.500%, 10/21/2019 (A)	$870	$866
Credit-Based Asset Servicing and Securitization LLC, Ser 2005-CB3, Cl M2
1.127%, 05/25/2035 (B)	3,955	3,909
GE Equipment Small Ticket LLC, Ser 2014-1A, Cl A4
1.440%, 10/25/2021 (A)	1,665	1,661
John Deere Owner Trust, Ser 2014-B, Cl A3
1.070%, 11/15/2018	1,000	998
Kubota Credit Owner Trust, Ser 2014-1A, Cl A3
1.160%, 05/15/2018 (A)	2,000	1,996
Navient Student Loan Trust, Ser 2014-1, Cl A1
0.471%, 03/25/2021 (B)	1,239	1,236
RAMP Series 2004-RS12 Trust, Ser 2004-RS12, Cl MII3
1.721%, 12/25/2034 (B)	1,500	1,491
Saxon Asset Securities Trust, Ser 2006-1, Cl A2C
0.541%, 03/25/2036 (B)	1,144	1,120
SLM Student Loan Trust, Ser 2006-10, Cl A4
0.390%, 07/25/2023 (B)	4	4
Structured Asset Securities, Ser 2005-WF1, Cl A3
0.881%, 02/25/2035 (B)	2,015	1,947

		17,465

Total Asset-Backed Securities (Cost $143,986) ($ Thousands)		143,625

MORTGAGE-BACKED SECURITIES — 11.0%

Agency Mortgage-Backed Obligations — 1.9%
FHLMC
4.000%, 06/01/2025	888	946
2.259%, 03/01/2037	293	309
FHLMC CMO, Ser 2010-3747, Cl PA
4.000%, 04/15/2038	468	492
FHLMC CMO, Ser 2010-3753, Cl PD
3.000%, 09/15/2039	1,248	1,287
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2010-K008, Cl A1
2.746%, 12/25/2019	283	290
FHLMC Multifamily Structured Pass-Through Certificates, Ser K501, Cl A2
1.655%, 11/25/2016	801	804

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA
5.000%, 06/01/2019	$102	$107
4.506%, 06/01/2019	550	577
2.500%, 04/01/2025	2,415	2,472
1.220%, 08/01/2017	666	668
FNMA CMO, Ser 2008-18, Cl HD
4.000%, 12/25/2018	162	166
FNMA CMO, Ser 2009-70, Cl NL
3.000%, 08/25/2019	155	159
FNMA CMO, Ser 2011-23, Cl AB
2.750%, 06/25/2020	176	179
FNMA CMO, Ser 2012-29, Cl NA
3.500%, 03/25/2042	688	700
FNMA CMO, Ser 2013-55, Cl MA
3.000%, 12/25/2032	1,514	1,568
GNMA ARM
3.000%, 02/20/2041 (B)	612	639
2.000%, 10/20/2042 (B)	514	535
1.875%, 08/20/2040 (B)	546	567
1.750%, 04/20/2042 (B)	272	279
GNMA CMO, Ser 2004-17, Cl MA
5.000%, 02/16/2032	72	73
GNMA CMO, Ser 2010-162, Cl PQ
4.500%, 06/16/2039	197	206
GNMA CMO, Ser 2011-106, Cl ME
3.000%, 06/20/2038	168	170
GNMA CMO, Ser 2012-31, Cl QJ
3.000%, 12/20/2039	588	603
GNMA, Ser 2012-109, Cl AB
1.388%, 09/16/2044	1,017	996
GNMA, Ser 2013-105, Cl A
1.705%, 02/16/2037	1,393	1,381
GNMA, Ser 2013-12, Cl AB
1.826%, 11/16/2052	1,460	1,423
GNMA, Ser 2013193, Cl AB
2.000%, 12/16/2049	822	825
GNMA, Ser 2014-103, Cl AB
1.742%, 06/16/2053	737	754

		19,175

Non-Agency Mortgage-Backed Obligations — 9.1%
Agate Bay Mortgage Trust, Ser 2015-2, Cl A7
3.500%, 03/25/2045 (A) (B)	3,280	3,349
Agate Bay Mortgage Trust, Ser 2015-5, Cl A5
3.500%, 07/25/2045 (A) (B)	3,923	3,987
BAMLL Commercial Mortgage Securities Trust, Ser 2013-DSNY, Cl A
1.247%, 09/15/2026 (A) (B)	1,790	1,786
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl A
0.996%, 06/15/2028 (A) (B)	3,350	3,334

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	211

SCHEDULE OF INVESTMENTS (Unaudited)

Limited Duration Bond Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
BLCP Hotel Trust, Ser 2014-CLRN, Cl A
1.147%, 08/15/2029 (A) (B)	$1,056	$1,047
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A2
1.813%, 09/10/2045	635	636
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl A2
1.987%, 04/10/2046	985	987
Citigroup Commercial Mortgage Trust, Ser 2013-SMP, Cl A
2.110%, 01/12/2030 (A)	4,426	4,452
Citigroup Commercial Mortgage Trust, Ser 2014-388G, Cl A
0.946%, 06/15/2033 (A) (B)	5,363	5,324
COMM Mortgage Trust, Ser 2012-9W57, Cl A
2.365%, 02/10/2029 (A)	2,210	2,231
COMM Mortgage Trust, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	721	719
COMM Mortgage Trust, Ser 2014-BBG, Cl A
0.997%, 03/15/2029 (A) (B)	4,023	3,994
COMM Mortgage Trust, Ser 2014-PAT, Cl A
0.997%, 08/13/2027 (A) (B)	320	318
COMM Mortgage Trust, Ser 2014-UBS4, Cl A2
2.963%, 08/10/2019	1,575	1,617
CSMC Trust, Ser 2014-TIKI, Cl A
1.146%, 09/15/2038 (A) (B)	5,200	5,168
CSMC Trust, Ser 2014-WIN1, Cl 1A1
3.000%, 08/25/2029 (A) (B)	4,355	4,421
CSMC Trust, Ser 2014-WIN1, Cl 2A5
3.000%, 09/25/2044 (A) (B)	2,414	2,433
CSMC, Ser 2014-ICE, Cl A
1.050%, 04/15/2027 (A) (B)	3,660	3,645
CSMLT Trust, Ser 2015-1, Cl A3
3.500%, 05/25/2045 (A)	3,209	3,251
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M1
1.121%, 10/25/2027 (B)	2,368	2,359
GS Mortgage Securities Trust, Ser 2010-C1, Cl A1
3.679%, 08/10/2043 (A)	267	274
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (A)	41	43
HILT Mortgage Trust, Ser 2014-ORL, Cl A
1.097%, 07/15/2029 (A) (B)	4,050	3,986

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Homestar Mortgage Acceptance, Ser 2004-3, Cl AV1
0.671%, 07/25/2034 (B)	$959	$951
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C12, Cl A1
1.085%, 07/15/2045	730	728
JPMBB Commercial Mortgage Securities Trust Ser 2013-C15, Cl A2
2.977%, 11/15/2045	2,080	2,133
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A1
1.451%, 06/15/2019	1,035	1,028
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Cl A1
1.626%, 05/15/2048	1,233	1,223
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-PLSD, Cl A2
3.364%, 11/13/2028 (A)	2,950	3,001
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-CBM, Cl A
1.097%, 10/15/2029 (A) (B)	1,785	1,768
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-FL5, Cl A
1.176%, 07/15/2031 (A) (B)	600	596
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl A
1.396%, 08/15/2027 (A) (B)	4,110	4,114
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-CSMO, Cl A
1.447%, 01/15/2032 (A) (B)	3,980	3,958
JPMorgan Chase Commercial Mortgage Securities Trust, Ser C19, Cl A1
1.266%, 04/15/2047	351	349
JPMorgan Trust, Ser 2015-3, Cl A5
3.500%, 05/25/2045 (A) (B)	2,410	2,448
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A2
1.972%, 08/15/2045	1,290	1,296
Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
2.421%, 02/25/2024 (B)	4,703	4,703

212	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl A2
2.072%, 03/15/2048	$1,125	$1,130
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl A1
1.518%, 11/15/2047	1,316	1,308
WinWater Mortgage Loan Trust, Ser 2015-A, Cl A5
3.500%, 06/20/2045 (A) (B)	2,832	2,867

		92,962

Total Mortgage-Backed Securities (Cost $112,632) ($ Thousands)		112,137

MUNICIPAL BONDS — 3.1%
City of Fort Lauderdale Florida
1.736%, 01/01/2016	1,000	1,001
City of Waukegan Illinois, Ser B
2.566%, 12/30/2019	1,045	1,046
Georgia State, Electric Authority, RB
3.552%, 01/01/2017	810	833
Hartland Consolidated Schools, Ser B, Q-SBLF
1.830%, 05/01/2019	2,050	2,061
Hawaii State, Highway Revenue Authority, Ser C, RB
0.700%, 01/01/2016	850	850
Intermountain Power Agency, Sub-Ser B, RB
1.333%, 07/01/2017	525	527
Louisville, Regional Airport Authority, Ser C, RB
0.769%, 07/01/2016	1,000	1,002
Miami Beach Redevelopment Agency
2.407%, 02/01/2018	1,000	999
Michigan State, Ser A, GO
1.625%, 05/15/2017	1,000	1,009
New Jersey State, Economic Development Authority, Ser Q, RB
1.802%, 06/15/2017	4,915	4,896
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
1.758%, 12/15/2018	1,000	972
New York City, Sub-Ser G, GO
1.700%, 04/01/2017	1,020	1,027
North Carolina State, Eastern Municipal Power Agency, RB
2.003%, 07/01/2018	4,075	4,095
Saint Paul, Housing & Redevelopment Authority, RB
1.838%, 07/01/2018	4,235	4,223

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
Salt Lake City, Redevelopment Agency, Performing Arts Center Project, TA
3.000%, 04/01/2016	$1,400	$1,411
State of Ohio
4.168%, 06/15/2018	1,275	1,350
University of Oklahoma, Ser D
2.349%, 07/01/2020	1,815	1,810
WBRP 3.2, Ser B
1.485%, 03/01/2018	2,405	2,390

Total Municipal Bonds (Cost $31,566) ($ Thousands)		31,502

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.2%
FHLMC
1.350%, 09/14/2018	12,500	12,490

(Cost $12,500) ($ Thousands)		12,490

SOVEREIGN DEBT — 1.2%
Export-Import Bank of Korea
1.071%, 01/14/2017 (B)	3,915	3,921
Hydro-Quebec
1.375%, 06/19/2017	1,290	1,294
Korea Development Bank
0.945%, 01/22/2017 (B)	5,600	5,602
Province of Ontario
1.600%, 09/21/2016	1,000	1,006

Total Sovereign Debt (Cost $11,833) ($ Thousands)		11,823

U.S. TREASURY OBLIGATIONS — 31.8%
U.S. Treasury Notes
3.125%, 05/15/2019	49,065	51,963
2.750%, 02/15/2019	52,000	54,376
2.125%, 08/31/2020	24,200	24,709
1.375%, 06/30/2018	40,335	40,598
0.750%, 02/28/2018	47,650	47,341
0.625%, 11/30/2017	48,840	48,514
0.625%, 04/30/2018	47,490	46,969
0.500%, 07/31/2017	10,000	9,941

Total U.S. Treasury Obligations (Cost $325,643) ($ Thousands)		324,411

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%**†	5,508,086	5,508

Total Cash Equivalent (Cost $5,508) ($ Thousands)		5,508

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	213

SCHEDULE OF INVESTMENTS (Unaudited)

Limited Duration Bond Fund (Concluded)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER — 0.5%
Virginia Electric & Power
0.340%, 12/09/2015	$5,225	$5,225

Total Commercial Paper (Cost $5,225) ($ Thousands)		5,225

Total Investments — 94.9% (Cost $971,948) ($ Thousands)		$967,821

Percentages are based on Net Assets of $1,020,273 ($ Thousands).

**	The rate reported is the 7-day effective yield as of November 30, 2015.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2015.

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of November 30, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$321,100	$—	$321,100
Asset-Backed Securities	—	143,625	—	143,625
Mortgage-Backed Securities	—	112,137	—	112,137
Municipal Bonds	—	31,502	—	31,502
U.S. Government Agency Obligations	—	12,490	—	12,490
Sovereign Debt	—	11,823	—	11,823
U.S. Treasury Obligations	—	324,411	—	324,411
Cash Equivalent	5,508	—	—	5,508
Commercial Paper	—	5,225	—	5,225

Total Investments in Securities	$5,508	$962,313	$—	$967,821

For the period ended November 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

214	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate Duration Credit Fund

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 90.4%

Consumer Discretionary — 4.9%
21st Century Fox America
8.150%, 10/17/2036	$40	$54
7.850%, 03/01/2039	1,100	1,456
7.700%, 10/30/2025	200	254
6.900%, 08/15/2039	2,170	2,635
6.200%, 12/15/2034	60	69
6.150%, 02/15/2041	320	370
Amazon.com
4.950%, 12/05/2044	2,550	2,715
AutoNation
4.500%, 10/01/2025	3,205	3,277
CCO Safari II LLC
6.384%, 10/23/2035 (A)	2,632	2,725
Comcast
6.950%, 08/15/2037	3,810	5,071
6.300%, 11/15/2017	2,316	2,537
5.650%, 06/15/2035	210	246
4.200%, 08/15/2034	3,700	3,668
3.375%, 02/15/2025	2,705	2,762
3.375%, 08/15/2025	3,960	4,044
Comcast Cable Communications Holdings
9.455%, 11/15/2022	1,750	2,444
DIRECTV Holdings LLC
4.450%, 04/01/2024	1,925	1,996
Grupo Televisa
6.125%, 01/31/2046	460	467
Home Depot
5.400%, 03/01/2016	7,756	7,849
4.400%, 04/01/2021	1,050	1,160
4.400%, 03/15/2045	840	873
3.350%, 09/15/2025	2,090	2,133
2.250%, 09/10/2018	2,000	2,052
Lowe’s
4.375%, 09/15/2045	520	532
3.375%, 09/15/2025	2,150	2,179
NVR
3.950%, 09/15/2022	665	675

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
QVC
5.450%, 08/15/2034	$1,990	$1,735
4.375%, 03/15/2023	1,395	1,333
Target
6.500%, 10/15/2037	1,750	2,277
3.500%, 07/01/2024	4,320	4,493
2.300%, 06/26/2019	3,700	3,769
Time Warner
6.250%, 03/29/2041	537	605
Time Warner Cable
7.300%, 07/01/2038	1,330	1,439
Viacom
5.850%, 09/01/2043	2,201	2,011
5.625%, 09/15/2019	3,200	3,513

		75,418

Consumer Staples — 6.8%
Altria Group
9.950%, 11/10/2038	1,118	1,799
Anheuser-Busch InBev Worldwide
2.500%, 07/15/2022	7,072	6,841
1.375%, 07/15/2017	5,035	5,019
Anheuser-Busch LLC
5.000%, 03/01/2019	1,000	1,082
BAT International Finance
2.750%, 06/15/2020 (A)	4,655	4,713
1.850%, 06/15/2018 (A)	3,010	3,015
Bowdoin College
4.693%, 07/01/2112	2,056	1,964
CVS Health
5.125%, 07/20/2045	1,820	1,939
4.875%, 07/20/2035	1,280	1,337
3.875%, 07/20/2025	2,425	2,486
3.500%, 07/20/2022	4,493	4,614
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	2,460	3,110
7.507%, 01/10/2032 (A)	1,736	2,087
HJ Heinz
4.875%, 02/15/2025 (A)	724	772
Japan Tobacco
2.100%, 07/23/2018 (A)	1,628	1,632
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,380	4,088
PepsiCo
4.600%, 07/17/2045	3,010	3,171
3.125%, 11/01/2020	4,295	4,479
1.250%, 04/30/2018	5,740	5,723
Philip Morris International
4.500%, 03/20/2042	1,510	1,517
3.875%, 08/21/2042	370	341
Reynolds American
5.850%, 08/15/2045	2,405	2,689

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	215

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate Duration Credit Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SABMiller Holdings
3.750%, 01/15/2022 (A)	$4,200	$4,322
2.450%, 01/15/2017 (A)	200	202
SC Johnson & Son
4.750%, 10/15/2046 (A)	2,129	2,210
Sysco
3.750%, 10/01/2025	1,665	1,692
2.600%, 10/01/2020	3,485	3,507
2.600%, 06/12/2022	2,730	2,650
University of Southern California
5.250%, 10/01/2111	3,250	3,688
Walgreens Boots Alliance
1.750%, 11/17/2017	3,085	3,075
Wal-Mart Stores
5.800%, 02/15/2018	4,650	5,109
4.300%, 04/22/2044	3,810	3,887
2.550%, 04/11/2023	6,235	6,152
Whole Foods Market
5.200%, 12/03/2025 (A)	2,520	2,516

		103,428

Energy — 7.4%
Anadarko Petroleum
6.450%, 09/15/2036	2,925	3,209
4.244%, 10/10/2036 (B)	12,000	4,634
BP Capital Markets
1.846%, 05/05/2017	3,049	3,076
1.375%, 11/06/2017	2,757	2,752
British Transco Finance
6.625%, 06/01/2018	1,765	1,961
Chevron
1.365%, 03/02/2018	3,500	3,494
1.344%, 11/09/2017	3,075	3,080
CNOOC Finance 2013
1.750%, 05/09/2018	210	207
1.125%, 05/09/2016	220	220
Columbia Pipeline Group
4.500%, 06/01/2025 (A)	1,510	1,446
2.450%, 06/01/2018 (A)	3,210	3,193
Conoco Funding
6.950%, 04/15/2029	1,172	1,437
ConocoPhillips
6.500%, 02/01/2039	1,715	2,047
2.400%, 12/15/2022	3,000	2,828
1.262%, 05/15/2022 (C)	3,955	3,898
Energy Transfer Partners
4.650%, 06/01/2021	2,982	2,932
4.050%, 03/15/2025	3,785	3,244
Ensco
5.200%, 03/15/2025	4,370	3,601
Enterprise Products Operating LLC
3.900%, 02/15/2024	4,250	4,131
3.700%, 02/15/2026	1,875	1,765

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Exxon Mobil
1.305%, 03/06/2018	$6,945	$6,949
Halliburton
5.000%, 11/15/2045	1,170	1,188
3.800%, 11/15/2025	5,590	5,628
3.375%, 11/15/2022	2,125	2,137
2.700%, 11/15/2020	1,020	1,022
Kinder Morgan
5.550%, 06/01/2045	1,330	1,014
5.300%, 12/01/2034	2,170	1,663
Kinder Morgan Energy Partners
6.375%, 03/01/2041	5,248	4,425
5.950%, 02/15/2018	1,103	1,130
Marathon Oil
2.800%, 11/01/2022	1,225	1,099
Nexen
7.400%, 05/01/2028	1,012	1,300
Noble Energy
5.250%, 11/15/2043	20	18
Phillips 66
5.875%, 05/01/2042	1,300	1,412
Shell International Finance
6.375%, 12/15/2038	1,285	1,612
4.375%, 05/11/2045	2,240	2,215
4.125%, 05/11/2035	2,240	2,234
3.625%, 08/21/2042	701	612
3.400%, 08/12/2023	5,525	5,627
2.125%, 05/11/2020	3,135	3,124
2.000%, 11/15/2018	1,200	1,209
Statoil
1.200%, 01/17/2018	3,750	3,724
Suncor Energy
5.950%, 12/01/2034	2,775	3,089
Sunoco Logistics Partners Operations
4.950%, 01/15/2043	2,124	1,564
TransCanada PipeLines
6.100%, 06/01/2040	1,575	1,737
4.625%, 03/01/2034	1,025	979
Valero Energy
10.500%, 03/15/2039	1,668	2,397

		112,263

Financials — 38.2%
ABN AMRO Bank
1.123%, 10/28/2016 (A) (C)	1,930	1,937
ACE INA Holdings
4.350%, 11/03/2045	2,873	2,874
3.350%, 05/03/2026	1,120	1,117
2.875%, 11/03/2022	4,015	3,991
2.300%, 11/03/2020	6,795	6,750
AgriBank
9.125%, 07/15/2019	3,907	4,742

216	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
AIA Group MTN
3.200%, 03/11/2025 (A)	$4,600	$4,453
Allstate
3.150%, 06/15/2023	6,855	6,875
American Campus Communities Operating Partnership
3.350%, 10/01/2020	2,135	2,137
American Express
7.000%, 03/19/2018	1,950	2,175
American Express Credit MTN
2.600%, 09/14/2020	3,225	3,240
2.375%, 03/24/2017	3,240	3,285
1.125%, 06/05/2017	4,143	4,129
American Honda Finance
2.125%, 10/10/2018	5,530	5,590
American International Group
4.875%, 06/01/2022	1,300	1,418
4.375%, 01/15/2055	1,515	1,341
American Tower Trust I
3.070%, 03/15/2023‡ (A)	3,380	3,293
Ameriprise Financial
4.000%, 10/15/2023	2,450	2,579
ANZ New Zealand International
1.750%, 03/29/2018 (A)	4,000	3,985
Apollo Management Holdings
4.000%, 05/30/2024 (A)	4,570	4,552
Bank of America MTN
7.625%, 06/01/2019	175	205
6.000%, 09/01/2017	5,000	5,361
5.650%, 05/01/2018	4,110	4,457
5.625%, 07/01/2020	2,935	3,298
5.000%, 01/21/2044	1,080	1,158
4.875%, 04/01/2044	270	286
4.750%, 04/21/2045	1,595	1,573
4.000%, 04/01/2024	2,250	2,325
4.000%, 01/22/2025	2,935	2,913
3.950%, 04/21/2025	2,610	2,578
2.600%, 01/15/2019	2,375	2,401
Bank of New York Mellon MTN
2.600%, 08/17/2020	3,115	3,145
2.300%, 09/11/2019	1,650	1,666
BB&T
6.850%, 04/30/2019	105	120
4.900%, 06/30/2017	880	922
Bear Stearns LLC
5.550%, 01/22/2017	2,200	2,298
Berkshire Hathaway
3.750%, 08/15/2021	2,110	2,271
Berkshire Hathaway Finance
4.300%, 05/15/2043	75	73
Blackstone Holdings Finance LLC
5.000%, 06/15/2044 (A)	3,115	3,195

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.450%, 07/15/2045 (A)	$3,845	$3,632
BNP Paribas MTN
2.400%, 12/12/2018	4,590	4,641
Branch Banking & Trust
3.800%, 10/30/2026	1,780	1,820
2.850%, 04/01/2021	4,465	4,477
Brixmor Operating Partnership
3.850%, 02/01/2025‡	1,345	1,317
Capital One Bank USA
2.300%, 06/05/2019	2,715	2,686
Carlyle Holdings Finance LLC
3.875%, 02/01/2023 (A)	1,182	1,212
Carlyle Holdings II Finance
5.625%, 03/30/2043 (A)	4,259	4,490
CDP Financial
5.600%, 11/25/2039 (A)	700	838
4.400%, 11/25/2019 (A)	850	923
Charles Schwab
4.450%, 07/22/2020	1,720	1,881
Chubb
5.750%, 05/15/2018	1,803	1,975
Citigroup
6.125%, 11/21/2017	1,070	1,162
6.000%, 08/15/2017	560	602
4.950%, 11/07/2043	2,100	2,199
4.650%, 07/30/2045	1,680	1,710
4.450%, 09/29/2027	8,545	8,540
1.350%, 03/10/2017	3,940	3,936
Cooperatieve Centrale Raiffeisen-Boerenleenbank
5.800%, 09/30/2110 (A)	400	434
5.250%, 08/04/2045	3,315	3,495
3.875%, 02/08/2022	3,275	3,463
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045 (A)	1,985	1,987
Credit Suisse NY
3.625%, 09/09/2024	5,160	5,202
3.000%, 10/29/2021	3,085	3,099
1.750%, 01/29/2018	4,675	4,671
1.375%, 05/26/2017	3,085	3,077
Crown Castle Towers LLC
6.113%, 01/15/2020 (A)	4,235	4,657
3.222%, 05/15/2022 (A)	2,230	2,185
Daimler Finance North America LLC
2.875%, 03/10/2021 (A)	3,085	3,043
1.375%, 08/01/2017 (A)	3,000	2,977
Discover Bank
3.100%, 06/04/2020	575	581
Farmers Exchange Capital III
5.454%, 10/15/2054 (A) (C)	1,750	1,715
Fifth Third Bank
2.875%, 10/01/2021	3,570	3,550

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	217

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate Duration Credit Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ford Holdings
9.300%, 03/01/2030	$287	$396
Ford Motor
7.450%, 07/16/2031	745	932
7.400%, 11/01/2046	320	403
Ford Motor Credit LLC
2.551%, 10/05/2018	1,395	1,398
General Electric Capital MTN
7.500%, 08/21/2035	385	541
6.375%, 11/15/2067 (C)	2,380	2,529
6.000%, 08/07/2019	2,841	3,242
5.875%, 01/14/2038	716	878
5.625%, 09/15/2017	3,010	3,240
5.625%, 05/01/2018	320	350
5.400%, 02/15/2017	2,170	2,286
2.300%, 04/27/2017	2,565	2,606
0.714%, 05/05/2026 (C)	2,210	2,061
General Motors
4.875%, 10/02/2023	2,830	2,928
General Motors Financial
3.100%, 01/15/2019	2,650	2,647
Goldman Sachs Group MTN
7.500%, 02/15/2019	2,900	3,376
6.750%, 10/01/2037	1,710	2,050
6.345%, 02/15/2034	760	891
6.250%, 02/01/2041	3,150	3,800
6.150%, 04/01/2018	1,075	1,178
5.950%, 01/18/2018	1,610	1,748
5.950%, 01/15/2027	1,970	2,217
5.375%, 03/15/2020	2,890	3,217
4.800%, 07/08/2044	3,130	3,156
4.750%, 10/21/2045	3,390	3,390
4.250%, 10/21/2025	2,195	2,202
2.750%, 09/15/2020	2,210	2,224
2.012%, 11/29/2023 (C)	4,000	4,065
Hartford Financial Services Group
6.625%, 03/30/2040	20	25
6.100%, 10/01/2041	1,820	2,158
HSBC Bank
7.650%, 05/01/2025	2,405	3,066
4.875%, 08/24/2020	3,015	3,300
HSBC Bank USA
5.875%, 11/01/2034	2,000	2,333
HSBC Finance
6.676%, 01/15/2021	2,605	3,021
HSBC Holdings
5.100%, 04/05/2021	111	124
Huntington National Bank
2.200%, 11/06/2018	1,050	1,050
1.700%, 02/26/2018	2,750	2,729
Hyundai Capital America MTN
2.400%, 10/30/2018 (A)	3,386	3,378

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Infinity Property & Casualty
5.000%, 09/19/2022	$2,075	$2,150
ING US
5.500%, 07/15/2022	2,575	2,882
Intercontinental Exchange
2.750%, 12/01/2020	6,525	6,545
JPMorgan Chase
6.400%, 05/15/2038	3,440	4,398
6.000%, 10/01/2017	6,855	7,381
6.000%, 01/15/2018	8,900	9,672
4.950%, 06/01/2045	2,875	2,908
4.625%, 05/10/2021	740	808
4.250%, 10/01/2027	1,470	1,480
3.900%, 07/15/2025	3,570	3,701
3.875%, 09/10/2024	3,445	3,462
3.250%, 09/23/2022	3,135	3,171
0.666%, 06/13/2016 (C)	2,540	2,538
KeyBank
1.700%, 06/01/2018	2,325	2,317
KFW MTN
2.125%, 01/17/2023	3,085	3,074
1.500%, 04/20/2020	3,210	3,175
1.250%, 02/15/2017	5,325	5,343
KKR Group Finance
6.375%, 09/29/2020 (A)	1,580	1,840
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	6,746	6,605
Liberty Mutual Group
6.500%, 05/01/2042 (A)	2,131	2,494
Lloyds Bank
2.350%, 09/05/2019	1,880	1,883
Lloyds TSB Bank MTN
6.500%, 09/14/2020 (A)	2,680	3,140
Macquarie Group MTN
4.875%, 08/10/2017 (A)	2,890	3,009
McGraw Hill Financial
3.300%, 08/14/2020 (A)	2,543	2,577
Merrill Lynch MTN
6.875%, 04/25/2018	1,050	1,169
6.400%, 08/28/2017	2,120	2,290
MetLife
10.750%, 08/01/2039	1,650	2,607
4.600%, 05/13/2046	1,260	1,285
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (A)	4,500	4,735
3.650%, 06/14/2018 (A)	560	585
2.300%, 04/10/2019 (A)	5,000	5,040
1.500%, 01/10/2018 (A)	562	561
Mitsubishi UFJ Trust & Banking
1.600%, 10/16/2017 (A)	3,500	3,484
Morgan Stanley MTN
7.300%, 05/13/2019	2,325	2,708

218	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
7.250%, 04/01/2032	$20	$27
6.625%, 04/01/2018	7,600	8,413
6.375%, 07/24/2042	1,670	2,103
5.625%, 09/23/2019	1,065	1,185
4.350%, 09/08/2026	4,430	4,503
4.300%, 01/27/2045	6,447	6,257
4.000%, 07/23/2025	4,230	4,392
3.950%, 04/23/2027	1,410	1,378
2.800%, 06/16/2020	1,325	1,340
2.650%, 01/27/2020	2,900	2,922
MUFG Americas Holdings
3.000%, 02/10/2025	3,940	3,759
MUFG Union Bank
3.000%, 06/06/2016	4,570	4,621
National Rural Utilities Cooperative Finance MTN
4.023%, 11/01/2032	3,545	3,496
0.950%, 04/24/2017	3,135	3,128
New York Life Global Funding
1.950%, 02/11/2020 (A)	3,500	3,462
Nissan Motor Acceptance MTN
1.500%, 03/02/2018 (A)	3,000	2,982
Nordea Bank MTN
1.625%, 05/15/2018 (A)	2,700	2,688
PACCAR Financial MTN
1.600%, 03/15/2017	164	165
1.100%, 06/06/2017	3,680	3,664
Pacific Life Insurance
9.250%, 06/15/2039 (A)	1,215	1,774
PNC Bank MTN
3.300%, 10/30/2024	1,840	1,855
2.250%, 07/02/2019	945	948
1.600%, 06/01/2018	4,185	4,174
Principal Life Global Funding II
1.500%, 09/11/2017 (A)	2,157	2,160
Prudential Financial MTN
5.700%, 12/14/2036	1,660	1,894
Realty Income
4.650%, 08/01/2023‡	1,430	1,497
Royal Bank of Scotland Group MTN
6.400%, 10/21/2019	1,610	1,802
Santander Issuances SAU
5.179%, 11/19/2025	2,600	2,611
Simon Property Group
10.350%, 04/01/2019‡	590	729
6.125%, 05/30/2018‡	3,502	3,904
4.375%, 03/01/2021‡	2,300	2,497
2.500%, 09/01/2020‡	5,235	5,266
2.200%, 02/01/2019‡	6,865	6,912
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	125	156
4.900%, 09/15/2044 (A)	1,760	1,807

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
TIAA Asset Management Finance LLC
4.125%, 11/01/2024 (A)	$1,590	$1,604
2.950%, 11/01/2019 (A)	3,085	3,110
Toronto-Dominion Bank MTN
2.625%, 09/10/2018	3,500	3,585
Toyota Motor Credit MTN
2.800%, 07/13/2022	2,450	2,453
2.050%, 01/12/2017	225	228
1.550%, 07/13/2018	3,270	3,272
1.450%, 01/12/2018	4,540	4,540
Travelers MTN
5.900%, 06/02/2019	145	164
5.750%, 12/15/2017	175	190
UBS MTN
5.875%, 12/20/2017	348	376
5.750%, 04/25/2018	150	163
1.800%, 03/26/2018	3,500	3,499
1.375%, 08/14/2017	2,375	2,366
UBS Group Funding Jersey
4.125%, 09/24/2025 (A)	805	809
2.950%, 09/24/2020 (A)	3,145	3,144
US Bancorp MTN
2.200%, 11/15/2016	2,840	2,872
US Bank
2.125%, 10/28/2019	2,530	2,539
Validus Holdings
8.875%, 01/26/2040	1,410	1,782
Vesey Street Investment Trust I
4.404%, 09/01/2016 (D)	2,720	2,785
Volkswagen Group of America Finance LLC
1.250%, 05/23/2017 (A)	2,175	2,100
Wachovia Capital Trust III
5.570%, 12/31/2049 (C)	1,940	1,876
WEA Finance LLC
4.750%, 09/17/2044 (A)	120	118
3.750%, 09/17/2024 (A)	3,382	3,372
Wells Fargo MTN
4.900%, 11/17/2045	1,745	1,776
4.650%, 11/04/2044	2,160	2,116
4.300%, 07/22/2027	4,790	4,932
3.900%, 05/01/2045	450	417
2.550%, 12/07/2020	1,715	1,713
2.150%, 01/15/2019	12,110	12,185
2.150%, 01/30/2020	6,220	6,192
Westpac Banking
4.625%, 06/01/2018	3,466	3,659
WP Carey
4.600%, 04/01/2024‡	4,135	4,192
ZFS Finance USA Trust I
6.500%, 05/09/2037 (A) (C)	2,630	2,696
ZFS Finance USA Trust II
6.450%, 12/15/2065 (A) (C)	670	678

		583,011

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	219

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate Duration Credit Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Health Care — 8.2%
AbbVie
4.500%, 05/14/2035	$2,830	$2,750
2.500%, 05/14/2020	1,000	993
2.000%, 11/06/2018	4,055	4,066
1.750%, 11/06/2017	447	449
Aetna
2.750%, 11/15/2022	2,945	2,855
AmerisourceBergen
3.250%, 03/01/2025	3,500	3,386
1.150%, 05/15/2017	490	487
AstraZeneca
3.375%, 11/16/2025	1,750	1,754
2.375%, 11/16/2020	1,975	1,972
Bayer US Finance LLC
1.500%, 10/06/2017 (A)	2,955	2,961
Biogen
5.200%, 09/15/2045	1,790	1,797
3.625%, 09/15/2022	3,015	3,067
Blue Cross & Blue Shield of Minnesota
3.790%, 05/01/2025 (A)	2,086	2,051
Coventry Health Care
5.950%, 03/15/2017	6,410	6,758
Dignity Health
2.637%, 11/01/2019	4,364	4,400
Forest Laboratories
5.000%, 12/15/2021 (A)	1,860	2,040
Gilead Sciences
3.650%, 03/01/2026	1,380	1,393
3.250%, 09/01/2022	5,020	5,083
2.550%, 09/01/2020	5,450	5,498
2.050%, 04/01/2019	4,100	4,114
Johnson & Johnson
5.550%, 08/15/2017	1,929	2,075
Medtronic
4.375%, 03/15/2035	4,015	4,103
3.150%, 03/15/2022	2,285	2,320
2.500%, 03/15/2020	5,935	6,010
1.500%, 03/15/2018	3,780	3,792
Merck
2.750%, 02/10/2025	800	782
2.350%, 02/10/2022	2,980	2,934
1.850%, 02/10/2020	3,145	3,144
1.300%, 05/18/2018	4,200	4,200
Mylan
2.550%, 03/28/2019	1,700	1,667
Novartis Capital
3.000%, 11/20/2025	3,385	3,366
Pharmacia
6.600%, 12/01/2028	2,050	2,563
Roche Holdings
2.875%, 09/29/2021 (A)	4,950	5,039

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Sanofi
1.250%, 04/10/2018	$6,095	$6,090
Stryker
3.375%, 11/01/2025	2,540	2,540
Takeda Pharmaceutical
1.625%, 03/17/2017 (A)	1,000	1,002
Toledo Hospital
4.982%, 11/15/2045	2,180	2,292
UnitedHealth Group
4.700%, 02/15/2021	4,150	4,572
4.625%, 07/15/2035	765	807
2.875%, 12/15/2021	2,580	2,618
1.400%, 12/15/2017	4,615	4,612

		124,402

Industrials — 7.3%
Air Canada, Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	4,250	4,117
Air Lease
2.125%, 01/15/2018	2,080	2,049
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	4,513	4,811
American Airlines, Pass-Through Trust, Ser 2014-1, Cl A
4.375%, 10/01/2022	1,681	1,673
BAE Systems
5.800%, 10/11/2041 (A)	3,940	4,393
Boeing
2.500%, 03/01/2025	2,100	2,027
1.650%, 10/30/2020	1,195	1,173
Burlington Northern Santa Fe LLC
5.650%, 05/01/2017	1,700	1,801
Canadian National Railway
2.850%, 12/15/2021	2,805	2,806
1.450%, 12/15/2016	2,720	2,737
Canadian Pacific Railway
6.125%, 09/15/2115	2,729	2,785
Caterpillar
4.750%, 05/15/2064	705	689
3.803%, 08/15/2042	1,165	1,048
3.400%, 05/15/2024	3,050	3,105
Continental Airlines, Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	4,375	4,483
Delta Air Lines, Pass-Through Trust, Ser 2011-1, Cl A
5.300%, 04/15/2019	52	56

220	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Delta Air Lines, Pass-Through Trust, Ser 2012-1, Cl A
4.750%, 05/07/2020	$4,085	$4,310
Delta Air Lines, Pass-Through Trust, Ser 2015-1, Cl A
3.875%, 07/30/2027	1,572	1,584
GE Capital International Funding
4.418%, 11/15/2035 (A)	6,001	6,156
2.342%, 11/15/2020 (A)	8,276	8,256
General Dynamics
2.250%, 11/15/2022	2,425	2,335
General Electric
5.250%, 12/06/2017	2,920	3,149
4.500%, 03/11/2044	3,245	3,347
4.125%, 10/09/2042	2,165	2,114
John Deere Capital MTN
2.800%, 03/04/2021	6,310	6,390
1.350%, 01/16/2018	2,000	1,996
Lockheed Martin
4.070%, 12/15/2042	1,303	1,209
3.550%, 01/15/2026	3,220	3,247
Norfolk Southern
6.000%, 05/23/2111	4,499	4,820
PACCAR Financial MTN
2.200%, 09/15/2019	4,000	3,987
Raytheon
2.500%, 12/15/2022	4,725	4,636
Siemens Financieringsmaatschappij
4.400%, 05/27/2045 (A)	2,000	2,075
2.900%, 05/27/2022 (A)	2,310	2,324
Southwest Airlines
2.650%, 11/05/2020	2,325	2,315
Southwest Airlines, 2007-1 Pass-Through Trust
6.150%, 08/01/2022	786	881
Tyco International Finance
5.125%, 09/14/2045	650	674
Union Pacific
4.375%, 11/15/2065	1,590	1,505
United Technologies
5.700%, 04/15/2040	280	332
4.500%, 06/01/2042	4,530	4,597

		111,992

Information Technology — 5.9%
Alibaba Group Holding
3.125%, 11/28/2021 (A)	2,035	1,988
1.625%, 11/28/2017 (A)	5,648	5,603
Apple
4.375%, 05/13/2045	535	537
2.850%, 05/06/2021	4,447	4,563
1.550%, 02/07/2020	5,000	4,939

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Applied Materials
2.625%, 10/01/2020	$2,312	$2,323
Broadcom MTN
4.500%, 08/01/2034	3,885	4,012
2.500%, 08/15/2022	1,000	998
CDK Global
4.500%, 10/15/2024	2,351	2,350
Corning
7.250%, 08/15/2036	1,604	1,853
2.900%, 05/15/2022	3,065	2,942
Hewlett Packard Enterprise
6.200%, 10/15/2035 (A)	3,795	3,680
4.900%, 10/15/2025 (A)	5,965	5,886
Hewlett-Packard
4.375%, 09/15/2021	2,327	2,335
Intel
4.900%, 07/29/2045	5,045	5,328
3.700%, 07/29/2025	4,110	4,281
2.450%, 07/29/2020	3,665	3,719
International Business Machines
1.950%, 07/22/2016	1,711	1,725
1.950%, 02/12/2019	2,000	2,011
Microsoft
3.500%, 02/12/2035	2,625	2,415
3.125%, 11/03/2025	1,855	1,864
2.700%, 02/12/2025	4,550	4,459
2.650%, 11/03/2022	1,540	1,545
Oracle
6.125%, 07/08/2039	1,000	1,219
4.300%, 07/08/2034	2,740	2,753
2.500%, 05/15/2022	3,095	3,068
2.250%, 10/08/2019	5,630	5,703
Qualcomm
4.800%, 05/20/2045	1,045	869
Seagate HDD Cayman
5.750%, 12/01/2034 (A)	3,400	2,632
4.875%, 06/01/2027 (A)	575	468
4.750%, 06/01/2023	1,975	1,744

		89,812

Materials — 1.6%
Albemarle
5.450%, 12/01/2044	665	644
4.150%, 12/01/2024	1,830	1,809
3.000%, 12/01/2019	250	248
Barrick North America Finance LLC
6.800%, 09/15/2018	1,065	1,145
BHP Billiton Finance USA
6.750%, 10/19/2075 (A) (C)	2,970	2,963
5.000%, 09/30/2043	115	110
Ecolab
4.350%, 12/08/2021	1,120	1,204

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	221

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate Duration Credit Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Georgia-Pacific LLC
8.875%, 05/15/2031	$2,251	$3,230
3.600%, 03/01/2025 (A)	385	382
LyondellBasell Industries
4.625%, 02/26/2055	3,400	2,900
Nacional del Cobre de Chile
4.500%, 09/16/2025 (A)	1,495	1,434
Rio Tinto Finance USA
6.500%, 07/15/2018	3,285	3,610
3.750%, 06/15/2025	2,625	2,511
2.250%, 12/14/2018	950	942
Xstrata Finance Canada
5.800%, 11/15/2016 (A)	1,200	1,185

		24,317

Telecommunication Services — 2.2%
America Movil
3.125%, 07/16/2022	6,410	6,347
Bellsouth Capital Funding
7.875%, 02/15/2030	1,610	1,925
CCO Safari II LLC
4.464%, 07/23/2022 (A)	1,185	1,198
Deutsche Telekom International Finance
9.250%, 06/01/2032	80	119
SES Global Americas Holdings
5.300%, 03/25/2044 (A)	1,750	1,685
Telefonos de Mexico
5.500%, 11/15/2019	2,715	2,985
Tencent Holdings MTN
2.000%, 05/02/2017 (A)	2,755	2,758
Verizon Communications
5.012%, 08/21/2054	1,342	1,270
4.862%, 08/21/2046	2,423	2,355
4.672%, 03/15/2055	2,325	2,067
4.522%, 09/15/2048	2,629	2,388
4.150%, 03/15/2024	1,540	1,613
Wireless Telecom Services
3.324%, 11/27/2022 (A) (B)	8,000	6,229

		32,939

Utilities — 7.9%
Ameren Illinois
6.125%, 11/15/2017	1,450	1,575
2.700%, 09/01/2022	2,000	1,976
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	2,215	2,332
Commonwealth Edison
4.000%, 08/01/2020	40	43
Connecticut Light & Power
5.650%, 05/01/2018	2,720	2,980
Consumers Energy
6.700%, 09/15/2019	425	492

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Dominion Gas Holdings LLC
2.800%, 11/15/2020	$2,105	$2,111
Dominion Resources
5.250%, 08/01/2033	3,531	3,705
Duke Energy Carolinas LLC
5.300%, 02/15/2040	20	23
5.100%, 04/15/2018	380	409
4.300%, 06/15/2020	190	206
4.250%, 12/15/2041	115	115
4.000%, 09/30/2042	375	361
3.900%, 06/15/2021	210	224
Duke Energy Florida
3.100%, 08/15/2021	4,530	4,649
Duke Energy Indiana
6.350%, 08/15/2038	270	346
4.900%, 07/15/2043	230	250
Duke Energy Progress LLC
5.300%, 01/15/2019	425	471
4.200%, 08/15/2045	3,290	3,277
4.100%, 05/15/2042	819	802
3.000%, 09/15/2021	3,745	3,830
2.800%, 05/15/2022	116	116
Electricite de France
6.000%, 01/22/2114 (A)	140	138
4.950%, 10/13/2045 (A)	1,775	1,741
4.750%, 10/13/2035 (A)	790	780
2.150%, 01/22/2019 (A)	4,000	4,002
Exelon
3.950%, 06/15/2025	1,846	1,870
Exelon Generation LLC
5.750%, 10/01/2041	86	85
Florida Power
6.400%, 06/15/2038	40	52
6.350%, 09/15/2037	75	97
Florida Power & Light
5.960%, 04/01/2039	130	163
5.125%, 06/01/2041	207	235
4.125%, 02/01/2042	2,790	2,785
Georgia Power
4.300%, 03/15/2042	320	296
4.300%, 03/15/2043	3,615	3,315
Great Plains Energy
5.292%, 06/15/2022 (D)	1,090	1,200
Indianapolis Power & Light
4.700%, 09/01/2045 (A)	5,400	5,448
Kansas City Power & Light
7.150%, 04/01/2019	4,880	5,654
Kentucky Utilities
5.125%, 11/01/2040	275	310
3.300%, 10/01/2025	2,610	2,647
Louisville Gas & Electric
4.650%, 11/15/2043	120	127
Massachusetts Electric
5.900%, 11/15/2039 (A)	210	248

222	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MidAmerican Energy
5.800%, 10/15/2036	$95	$115
5.300%, 03/15/2018	285	308
2.400%, 03/15/2019	2,655	2,680
Monongahela Power
5.400%, 12/15/2043 (A)	2,215	2,452
4.100%, 04/15/2024 (A)	1,730	1,783
Nevada Power
7.125%, 03/15/2019	400	460
NextEra Energy Capital Holdings
1.586%, 06/01/2017	2,585	2,579
Northern States Power
3.400%, 08/15/2042	95	84
Oglethorpe Power
5.375%, 11/01/2040	1,420	1,523
4.200%, 12/01/2042	150	137
Oncor Electric Delivery
6.800%, 09/01/2018	525	586
Pacific Gas & Electric
5.800%, 03/01/2037	2,226	2,602
PacifiCorp
6.000%, 01/15/2039	3,945	4,825
5.650%, 07/15/2018	100	110
5.500%, 01/15/2019	370	408
4.100%, 02/01/2042	105	102
2.950%, 06/01/2023	4,000	3,982
PECO Energy
4.800%, 10/15/2043	3,210	3,454
Public Service Electric & Gas MTN
1.800%, 06/01/2019	4,198	4,153
Public Service of Colorado
6.250%, 09/01/2037	210	272
4.300%, 03/15/2044	260	265
3.950%, 03/15/2043	200	193
Public Service of Oklahoma
6.625%, 11/15/2037	900	1,088
San Diego Gas & Electric
3.950%, 11/15/2041	41	40
3.600%, 09/01/2023	1,224	1,285
3.000%, 08/15/2021	2,470	2,537
Sempra Energy
9.800%, 02/15/2019	100	122
South Carolina Electric & Gas
5.450%, 02/01/2041	2,980	3,367
Southaven Combined Cycle Generation LLC
3.846%, 08/15/2033	181	184
Southern
2.450%, 09/01/2018	2,700	2,725
Southern California Edison
4.650%, 10/01/2043	1,085	1,169
3.875%, 06/01/2021	2,170	2,315
1.845%, 02/01/2022	5,075	5,039

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
1.125%, 05/01/2017	$555	$554
Southern California Gas
3.750%, 09/15/2042	170	160
Union Electric
6.700%, 02/01/2019	5,035	5,758

		120,902

Total Corporate Obligations (Cost $1,409,445) ($ Thousands)		1,378,484

MUNICIPAL BONDS — 3.6%
Bay Area Toll Authority, Build America Project, RB
6.793%, 04/01/2030	1,222	1,512
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	1,760	2,354
California State, Build America Project, GO
7.550%, 04/01/2039	3,285	4,852
7.500%, 04/01/2034	2,300	3,261
City of Houston, Ser A, GO
6.290%, 03/01/2032	2,665	3,283
City of New York New York, Build America Project, GO
6.271%, 12/01/2037	400	517
Commonwealth of Massachusetts, Build America Project, GO
4.910%, 05/01/2029	100	115
Commonwealth of Massachusetts, Build America Project, RB
5.731%, 06/01/2040	80	100
Commonwealth of Pennsylvania, Build America Project, GO
5.450%, 02/15/2030	320	366
East Baton Rouge Sewerage Commission, Build America Project, RB
Callable 02/01/2020 @ 100
6.087%, 02/01/2045	965	1,064
Grand Parkway Transportation, RB
5.184%, 10/01/2042	530	627
Illinois State, GO
5.100%, 06/01/2033	1,700	1,612
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	3,860	3,784
Kentucky State, Asset Liability Commission, RB
3.165%, 04/01/2018	1,852	1,868

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	223

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate Duration Credit Fund (Continued)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	$500	$712
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	2,320	3,064
Michigan State University, Build America Project, RB
Callable 02/15/2030 @ 100
6.173%, 02/15/2050	100	117
Municipal Electric Authority of Georgia, Build America Project, RB
7.055%, 04/01/2057	3,512	3,868
6.637%, 04/01/2057	4,414	5,320
New Jersey State, Economic Development Authority, Ser B, RB, AGM
2.911%, 02/15/2020 (B)	4,500	3,853
New Jersey State, State Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	2,500	3,451
New York State, Urban Development, Build America Project, RB
4.810%, 03/15/2021	2,130	2,360
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	60	83
Ohio State, Water Development Authority, Build America Project, RB
4.879%, 12/01/2034	1,435	1,618
Port Authority of New York & New Jersey, RB
4.458%, 10/01/2062	620	601
Port Authority of New York & New Jersey, Ser 181, RB
4.960%, 08/01/2046	155	169
Regents of the University of California Medical Center Pooled Revenue, Build America Project, Ser H, RB
6.548%, 05/15/2048	120	156
Texas State, Build America Project, GO
5.517%, 04/01/2039	1,040	1,301
Texas State, Transportation Communication Authority, Build America Project, Ser B, RB
5.178%, 04/01/2030	675	800

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
University of California, Build America Project, RB
5.770%, 05/15/2043	$1,350	$1,654

Total Municipal Bonds (Cost $55,545) ($ Thousands)		54,442

SOVEREIGN DEBT — 2.3%
Asian Development Bank MTN
1.500%, 01/22/2020 (E)	2,560	2,546
European Investment Bank
1.875%, 03/15/2019 (E)	6,135	6,204
1.375%, 06/15/2020 (E)	3,250	3,187
1.125%, 12/15/2016 (E)	5,390	5,407
Inter-American Development Bank MTN
1.750%, 10/15/2019 (E)	4,015	4,046
International Bank for Reconstruction & Development
1.375%, 04/10/2018 (E)	5,720	5,755
0.750%, 12/15/2016 (E)	4,110	4,111
International Finance MTN
1.750%, 09/04/2018 (E)	4,240	4,262
Province of Quebec Canada MTN
6.350%, 01/30/2026	270	339

Total Sovereign Debt (Cost $36,089) ($ Thousands)		35,857

U.S. TREASURY OBLIGATIONS — 3.4%
U.S. Treasury Bonds
2.875%, 08/15/2045	19,885	19,398
U.S. Treasury Notes
2.250%, 11/15/2025	3,080	3,089
2.000%, 11/30/2022	320	320
1.875%, 10/31/2022	9,015	8,945
1.625%, 11/30/2020	485	484
1.375%, 10/31/2020	9,160	9,035
1.250%, 11/15/2018 (F)	7,155	7,160
0.750%, 10/31/2017	1,005	1,002
0.625%, 09/30/2017	2,340	2,328

Total U.S. Treasury Obligations (Cost $51,604) ($ Thousands)		51,761

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%**†	28,879,198	28,879

Total Cash Equivalent (Cost $28,879) ($ Thousands)		28,879

Total Investments — 101.6% (Cost $1,581,562) ($ Thousands)		$1,549,423

224	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

The open futures contracts held by the Fund at November 30, 2015, are as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Depreciation ($ Thousands)
U.S. 5-Year Treasury Note	(58)	Apr-2016	$(4)
U.S. 10-Year Treasury Note	(192)	Mar-2016	(32)
U.S. Long Treasury Bond	(36)	Mar-2016	(10)
U.S. Ultra Long Treasury Bond	(99)	Mar-2016	(51)

			$(97)

For the period ended November 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,525,308 ($ Thousands).

**	The rate reported is the 7-day effective yield as of November 30, 2015.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2015.

(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on November 30, 2015. The coupon on a step bond changes on a specified date.

(E)	This security is a Supra-National organization.

(F)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

AGM — Assured Guaranty Municipal

Cl — Class

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of November 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,378,484	$—	$1,378,484
Municipal Bonds	—	54,442	—	54,442
Sovereign Debt	—	35,857	—	35,857
U.S. Treasury Obligations	—	51,761	—	51,761
Cash Equivalent	28,879	—	—	28,879

Total Investments in Securities	$28,879	$1,520,544	$—	$1,549,423

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(97)	$—	$—	$(97)

*	Forwards contracts are valued at the unrealized depreciation on the instrument.

For the period ended November 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	225

CONSOLIDATED SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund

November 30, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.6%

Consumer Discretionary — 12.8%
Amazon.com*	1.4%	40,300	$26,791
Comcast, Cl A	0.8	258,000	15,703
Home Depot	0.9	134,932	18,065
McDonald’s	0.6	98,600	11,256
Walt Disney	0.9	163,262	18,525
Other Securities	8.2		162,380

			252,720

Consumer Staples — 9.4%
Altria Group	0.6	205,300	11,825
Coca-Cola	0.9	411,400	17,534
CVS Health	0.6	116,700	10,980
PepsiCo	0.8	154,862	15,511
Philip Morris International	0.7	162,300	14,183
Procter & Gamble	1.1	285,200	21,344
Wal-Mart Stores	0.5	165,155	9,718
Other Securities	4.2		83,255

			184,350

Energy — 6.9%
Chevron	0.9	197,800	18,063
Exxon Mobil	1.8	438,800	35,832
Schlumberger	0.5	132,400	10,215
Other Securities	3.7		72,205

			136,315

Financials — 16.0%
Bank of America	1.0	1,100,400	19,180
Berkshire Hathaway, Cl B*	1.3	197,100	26,429
Citigroup	0.9	316,300	17,109
JPMorgan Chase	1.3	389,000	25,938
Wells Fargo	1.4	491,400	27,076
Other Securities	10.1		200,420

			316,152

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 14.2%
AbbVie	0.5%	173,200	$10,072
Allergan*	0.6	41,200	12,932
Amgen	0.6	79,400	12,791
Bristol-Myers Squibb	0.6	174,600	11,700
Gilead Sciences	0.8	154,156	16,334
Johnson & Johnson	1.5	291,300	29,491
Medtronic	0.6	148,055	11,154
Merck	0.8	296,900	15,739
Pfizer	1.1	648,396	21,248
UnitedHealth Group	0.6	99,800	11,248
Other Securities	6.5		128,264

			280,973

Industrials — 9.9%
3M	0.5	65,400	10,240
General Electric	1.5	993,292	29,739
Other Securities	7.9		154,911

			194,890

Information Technology — 20.5%
Alphabet, Cl A*	1.2	30,445	23,225
Alphabet, Cl C*	1.2	31,122	23,111
Apple	3.6	599,200	70,885
Cisco Systems	0.7	536,100	14,609
Facebook, Cl A*	1.3	237,700	24,778
Intel	0.9	499,600	17,371
International Business Machines	0.7	94,958	13,239
MasterCard, Cl A	0.5	104,400	10,223
Microsoft	2.3	841,900	45,757
Oracle	0.7	342,800	13,359
Visa, Cl A	0.8	205,000	16,197
Other Securities	6.6		130,892

			403,646

Materials — 2.8%
Other Securities	2.8		55,361

Telecommunication Services — 2.3%
AT&T	1.1	646,716	21,775
Verizon Communications	1.0	427,400	19,425
Other Securities	0.2		3,815

			45,015

Utilities — 2.8%
Other Securities	2.8		55,138

Total Common Stock (Cost $1,458,410) ($ Thousands)			1,924,560

226	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

RIGHTS — 0.0%
Other Securities	0.0%		$23

Total Rights (Cost $—) ($ Thousands)			23

EXCHANGE TRADED FUND — 0.3%
SPDR S&P 500 ETF Trust	0.3	33,541	7,000

Total Exchange Traded Fund (Cost $6,017) ($ Thousands)			7,000

Total Investments — 97.9% (Cost $1,464,427) ($ Thousands)			$1,931,583

A list of the open futures contracts held by the Fund at November 30, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
CAC 40 10 Euro Index	563	Dec-2015	$244
Dax Index	98	Dec-2015	3,322
IBEX 35 Index	180	Dec-2015	285
S&P 500 Index E-MINI	(1,888)	Dec-2015	(12,383)
S&P/MIB Index	164	Dec-2015	961
Topix Index	754	Dec-2015	9,208

			$1,637

For the period ended November 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at November 30, 2015, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
01/20/2016	EUR	111,967	USD	127,019	$8,584
01/20/2016	JPY	2,872,304	USD	23,825	482
01/20/2016	KRW	113,571,791	USD	99,228	1,202
01/20/2016	USD	14,679	EUR	12,810	(1,129)
01/20/2016	USD	98,793	INR	6,522,648	(1,436)
01/20/2016	USD	17,398	JPY	2,069,202	(582)
01/20/2016	USD	759	KRW	880,202	1

					$7,122

A list of the counterparties for the open forward foreign currency contracts held by the Fund at November 30, 2015, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	$(149,237)	$147,632	$(1,605)
Bank of Montreal	(91,902)	99,553	7,651
Goldman Sachs	(27,791)	27,660	(131)
Societe Generale	(6,873)	6,871	(2)
Standard Chartered Bank	(95,631)	96,840	1,209

			$7,122

For the period ended November 30, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the OTC swap agreements held by the Fund at November 30, 2015, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	2.06%	US CPI URBAN CONSUMERS NSA	11/13/2045	$38,660	$1,063
Bank of America	UK RPI ALL ITEMS NSA	3.47%	11/13/2045	14,930	(307)

					$756

For the period ended November 30, 2015, the total amount of all open swap contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,972,248 ($ Thousands).

*	Non-income producing security.

Cl — Class

ETF — Exchange Traded Fund

EUR — Euro

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

OTC — Over the Counter

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts

USD — U.S. Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	227

CONSOLIDATED SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Concluded)

November 30, 2015

The following is a list of the level of inputs used as of November 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,924,560	$—	$—	$1,924,560
Rights	—	23	—	23
Exchange Traded Fund	7,000	—	—	7,000

Total Investments in Securities	$1,931,560	$23	$—	$1,931,583

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$14,020	$—	$—	$14,020
Unrealized Depreciation	(12,383)	—	—	(12,383)
Forwards Contracts*
Unrealized Appreciation	—	10,269	—	10,269
Unrealized Depreciation	—	(3,147)	—	(3,147)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	1,063	—	1,063
Unrealized Depreciation	—	(307)	—	(307)

Total Other Financial Instruments	$1,637	$7,878	$—	$9,515

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

228	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund

November 30, 2015

Description		Face Amount (Thousands) (1)/Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 67.4%
Japan Treasury Discount Bills
0.000%, 01/25/2016 (A)	JPY	1,100,000	$8,923
U.S. Treasury Bills
0.035%, 12/03/2015 (A)		73,000	73,000
0.000%, 04/21/2016 (A)		12,000	11,990
0.000%, 05/12/2016 (A)		33,000	32,952
U.S. Treasury Inflation-Protected Securities
2.625%, 07/15/2017		8,809	9,224
2.125%, 01/15/2019 (E)		11,860	12,603
1.625%, 01/15/2018 (E)		20,069	20,748
1.375%, 01/15/2020 (E)		26,465	27,660
1.250%, 07/15/2020		31,800	33,260
0.125%, 04/15/2017 (E)		57,792	57,717
0.125%, 04/15/2018 (E)		70,304	70,297
0.125%, 04/15/2019 (E)		80,126	79,893
0.125%, 04/15/2020 (E)		43,983	43,614

Total U.S. Treasury Obligations (Cost $486,688) ($ Thousands)			481,881

COMMON STOCK — 31.3%

Consumer Staples — 5.2%
Altria Group (E)		72,400	4,170
B&G Foods, Cl A		12,200	461
Cal-Maine Foods		53,000	2,889
Campbell Soup		18,700	977
Casey’s General Stores		2,900	337
Central Garden and Pet, Cl A*		52,500	829
Chefs’ Warehouse*		1,200	23
Clorox		11,000	1,367
Coca-Cola		10,300	439
Costco Wholesale		600	97
CVS Health (E)		35,400	3,331
Dean Foods		132,700	2,489
Dr. Pepper Snapple Group (E)		34,300	3,078
Flowers Foods		65,200	1,534
Fresh Del Monte Produce		19,400	848
Ingles Markets, Cl A		24,600	1,340
Ingredion		1,900	187
John B Sanfilippo & Son		12,900	742

Description	Shares	Market Value ($ Thousands)

Kroger	18,100	$682
Medifast*	1,500	45
Omega Protein*	9,900	243
PepsiCo	15,600	1,563
Post Holdings*	47,600	3,309
Procter & Gamble	21,400	1,602
Reynolds American	29,700	1,374
Sanderson Farms	14,500	1,085
Seaboard*	33	109
SpartanNash	3,000	65
Universal	5,800	328
USANA Health Sciences*	5,800	777
Walgreens Boots Alliance	5,100	429

		36,749

Energy — 8.2%
Alon USA Energy	47,800	841
Bill Barrett*	218,500	1,372
California Resources	110,200	452
Cameron International*	2,800	191
Chevron (E)	22,070	2,015
Contango Oil & Gas*	11,700	90
CVR Energy	8,100	387
Diamond Offshore Drilling	47,900	1,084
Ensco, Cl A (E)	250,100	4,282
EOG Resources	33,400	2,787
EP Energy, Cl A*	103,100	583
Exxon Mobil (E)	102,100	8,337
HollyFrontier	1,100	53
Marathon Petroleum (E)	68,800	4,019
McDermott International*	123,800	548
Newfield Exploration*	38,500	1,473
Noble	236,500	3,138
Nordic American Tankers	174,600	2,584
Parker Drilling*	45,300	125
PBF Energy, Cl A	21,800	883
Pioneer Energy Services*	148,100	375
Rowan, Cl A	114,600	2,330
Schlumberger (E)	57,700	4,452
Teekay Tankers, Cl A	134,700	948
Tesoro (E)	42,300	4,872
Transocean (E)	239,900	3,445
VAALCO Energy*	16,200	33
Valero Energy (E)	79,500	5,713
Western Refining	14,200	643
WPX Energy*	77,100	661

		58,716

Financials — 3.4%
Alleghany*	2,220	1,131
Annaly Capital Management‡ (E)	445,400	4,267
Ashford Hospitality Prime‡	9,731	138

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	229

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)

Cash America International	20,100	$678
Cincinnati Financial	8,900	544
CoreSite Realty‡	29,000	1,699
Customers Bancorp*	1,000	31
CyrusOne‡	7,300	264
Digital Realty Trust‡	16,300	1,175
Extra Space Storage‡	11,300	946
FactSet Research Systems	14,000	2,373
Flagstar Bancorp*	7,000	172
Franklin Financial Network*	1,700	55
Getty Realty‡	2,400	42
Heartland Financial USA	1,800	69
Hospitality Properties Trust‡	3,800	106
Interactive Brokers Group, Cl A	4,100	178
International FCStone*	24,000	854
Jones Lang LaSalle	3,300	548
Lamar Advertising, Cl A‡	21,600	1,262
Mack-Cali Realty‡	66,200	1,556
Mortgage Investment Trust‡	22,100	327
NMI Holdings, Cl A*	19,900	147
OneMain Holdings*	8,500	412
Public Storage‡	200	48
RAIT Financial Trust‡	10,000	43
RE, Cl A	8,400	315
Ryman Hospitality Properties‡	27,700	1,505
Simon Property Group‡	6,800	1,266
StanCorp Financial Group	11,900	1,352
Summit Hotel Properties‡	22,100	295
SunTrust Banks	15,300	664

		24,462

Health Care — 7.3%
Aetna	14,900	1,531
Amedisys*	33,000	1,340
Amgen (E)	22,900	3,689
AMN Healthcare Services*	15,100	445
Amsurg, Cl A*	4,900	412
Anthem	1,900	248
Bristol-Myers Squibb	22,300	1,494
Bruker*	22,700	514
Cambrex*	53,100	2,848
Centene* (E)	71,600	4,135
Charles River Laboratories International*	11,900	911
Cigna	200	27
Cross Country Healthcare*	17,500	319
Depomed*	80,600	1,567
Eli Lilly	34,800	2,855
Gilead Sciences (E)	38,800	4,111
Health Net*	11,100	702
Heska*	2,600	90
Hologic*	35,800	1,445
ICU Medical*	6,200	703
INC Research Holdings, Cl A*	23,100	1,093
Johnson & Johnson (E)	42,800	4,333

Description	Shares	Market Value ($ Thousands)

LeMaitre Vascular	6,800	$105
LHC Group*	20,700	964
MacroGenics*	14,700	508
MedAssets*	28,300	853
Merck	14,700	779
Mettler Toledo International*	5,160	1,769
Molina Healthcare*	36,600	2,206
Pfizer	152,000	4,981
PRA Health Sciences*	7,500	340
Quintiles Transnational Holdings*	18,800	1,278
Sucampo Pharmaceuticals, Cl A*	41,300	708
Supernus Pharmaceuticals*	7,500	121
Waters*	18,800	2,497

		51,921

Industrials — 1.6%
Argan	16,400	645
Atlas Air Worldwide Holdings*	2,300	95
Comfort Systems USA	16,600	527
Ennis	6,600	132
General Cable	9,000	137
Gibraltar Industries*	15,500	414
Global Brass & Copper Holdings	7,700	179
Hawaiian Holdings*	58,000	2,099
Insperity	20,800	898
JetBlue Airways*	30,700	759
PAM Transportation Services*	1,200	37
RPX*	43,400	602
SkyWest	93,300	1,923
Spirit AeroSystems Holdings, Cl A*	46,900	2,460
USA Truck*	11,700	233
Wabash National*	24,600	319

		11,459

Information Technology — 3.7%
Accenture, Cl A	19,300	2,069
Activision Blizzard	1,600	60
EarthLink Holdings	186,100	1,710
Electronic Arts* (E)	39,300	2,664
Ellie Mae*	25,100	1,602
ExlService Holdings*	7,600	355
Gigamon*	2,200	60
Global Payments	51,800	3,670
Hackett Group	18,400	349
Heartland Payment Systems	1,800	143
Imperva*	17,500	1,306
Leidos Holdings	15,400	892
LogMeIn*	11,800	843
Luxoft Holding, Cl A*	4,000	310
Manhattan Associates*	36,700	2,811
Microsoft	37,300	2,027
Monster Worldwide*	32,000	206
RingCentral, Cl A*	30,100	690
Stamps.com*	6,500	659

230	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Total System Services	28,500	$1,595
Unisys*	24,500	315
Vantiv, Cl A*	41,500	2,188

		26,524

Telecommunication Services — 1.3%
AT&T (E)	214,600	7,226
Atlantic Telegraph-Network	4,400	346
General Communication, Cl A*	14,500	301
Inteliquent	22,500	432
Shenandoah Telecommunications	10,800	522
Telephone & Data Systems	17,300	489

		9,316

Utilities — 0.6%
National Fuel Gas	10,700	489
NiSource	48,400	929
PPL	55,300	1,882
UGI	34,400	1,193

		4,493

Total Common Stock (Cost $205,845) ($ Thousands)		223,640

MORTGAGE-BACKED SECURITIES — 6.5%

Agency Mortgage-Backed Obligations — 0.1%
FHLMC Multifamily Structured Pass- Through Certificates, Ser K025, Cl A1
1.875%, 04/25/2022	$889	892
FNMA CMO, Ser 2010-117, Cl DI, IO
4.500%, 05/25/2025	2,167	228

		1,120

Non-Agency Mortgage-Backed Obligations — 6.4%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	125	119
Alternative Loan Trust, Ser 2005-57CB, Cl 4A3
5.500%, 12/25/2035	337	310
Alternative Loan Trust, Ser 2006-23CB, Cl 1A7
6.000%, 08/25/2036	208	203
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 06/25/2036	522	467
Alternative Loan Trust, Ser 2006-9T1, Cl A1
5.750%, 05/25/2036	216	182
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	311	279

Description		Face Amount ($ Thousands)	Market Value ($ Thousands)

Alternative Loan Trust, Ser 2007-2CB, Cl 2A4
5.750%, 03/25/2037	$	303	$267
Banc of America Commercial Mortgage Trust, Ser 2007-4, Cl A1A
5.774%, 02/10/2051 (B)		1,364	1,426
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.772%, 02/10/2051 (B)		78	81
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW13, Cl AJ
5.611%, 09/11/2041 (B)		568	573
Bellemeade Re, Ser 2015-1A, Cl M1
2.721%, 07/25/2025 (B) (C)		471	469
BHMS, Ser 2014-ATLS, Cl AFX
3.600%, 07/05/2033 (C)		905	922
Carefree Portfolio Trust, Ser 2014-CARE, Cl A
1.517%, 11/15/2019 (B) (C)		516	515
CGRBS, Ser 2013-VN05, Cl A
3.369%, 03/13/2035 (C)		285	291
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037		168	143
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036		278	256
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A18
6.250%, 09/25/2036		400	363
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036		144	131
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl A1A
5.792%, 03/15/2049 (B)		118	119
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.604%, 04/10/2046 (B) (C)		560	523
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%, 02/10/2048		779	768
COMM Mortgage Trust, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035 (C)		1,278	1,241
COMM Mortgage Trust, Ser 2014-KYO, Cl A
1.096%, 06/11/2027 (B) (C)		663	660
COMM Mortgage Trust, Ser 2014-SAVA, Cl A
1.347%, 06/15/2034 (B) (C)		320	319
COMM Mortgage Trust, Ser C8, Cl A1A
5.292%, 12/10/2046		1,161	1,192

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	231

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

November 30, 2015

Description		Face Amount ($ Thousands)	Market Value ($ Thousands)

Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A1A
6.028%, 12/10/2049 (B)	$	1,195	$1,278
Commercial Mortgage Trust, Ser 2007-GG9, Cl A4
5.444%, 03/10/2039		1,067	1,100
Commercial Mortgage Trust, Ser 2007-GG9, Cl AM
5.475%, 03/10/2039		246	254
Countrywide Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%, 10/25/2036		365	311
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2007- HYB2, Cl 3A1
2.621%, 02/25/2047 (B)		169	150
Credit Suisse Commercial Mortgage Trust, Ser 2007-C3, Cl AM
5.699%, 06/15/2039 (B)		461	473
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A4
3.691%, 08/15/2048		641	660
CSMC Series, Ser 2010-6R, Cl 3A2
5.875%, 01/26/2038 (C)		441	369
CW Capital Cobalt, Ser 2007-C3, Cl A4
5.766%, 05/15/2046 (B)		154	161
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
0.387%, 12/25/2036 (B)		307	191
Extended Stay America Trust, Ser 2013-ESH7, Cl A17
2.295%, 12/05/2031 (C)		180	179
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN2, Cl M2
4.447%, 11/25/2023 (B)		785	783
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M1
1.047%, 04/25/2024 (B)		217	217
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M3
4.197%, 08/25/2024 (B)		890	866
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN4, Cl M3
4.747%, 10/25/2024 (B)		250	251
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ3, Cl M3
4.947%, 10/25/2024 (B)		650	658
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M3
3.497%, 10/25/2027 (B)		265	254
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
2.797%, 12/25/2027 (B)		1,107	1,107

Description		Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3,Cl M3
4.921%, 04/25/2028 (B)	$	292	$293
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M2
2.397%, 03/25/2025 (B)		425	425
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA1, Cl M2
2.871%, 03/25/2028 (B)		840	837
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%, 07/25/2036		130	107
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.397%, 07/25/2024 (B)		243	242
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
5.097%, 11/25/2024 (B)		533	536
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
5.197%, 11/25/2024 (B)		205	208
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 1M2
4.497%, 02/25/2025 (B)		415	404
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 2M2
4.197%, 05/25/2025 (B)		465	446
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
5.197%, 07/25/2025 (B)		282	282
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 2M2
5.197%, 07/25/2025 (B)		525	525
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
5.921%, 04/25/2028 (B)		218	223
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 2M2
5.771%, 04/25/2028 (B)		335	341
GS Mortgage Securites, Ser 2006-AR4, Cl A2
2.059%, 04/10/2031 (B)		201	197
GS Mortgage Securities II, Ser 2007-GG10, Cl A4
5.795%, 08/10/2045 (B)		577	602
GS Mortgage Securities Trust, Ser 2013-G1, Cl A2
3.557%, 04/10/2031 (B) (C)		1,485	1,483
GS Mortgage Securities, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (C)		262	266
H/2 Asset Funding, Ser 2015-1A
1.862%, 06/24/2049		710	708

232	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description		Face Amount ($ Thousands)	Market Value ($ Thousands)

HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
0.697%, 03/25/2035 (B)	$	143	$123
IndyMac INDX Mortgage Loan Trust, Ser 2006-AR15, Cl A1
0.317%, 07/25/2036 (B)		172	140
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048		592	613
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C32, Cl C
4.819%, 11/15/2048 (B)		585	541
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A1A
4.838%, 07/15/2041 (B) (C)		164	163
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AM
5.695%, 02/12/2049 (B)		100	104
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl A4
5.882%, 02/15/2051 (B)		1,275	1,328
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AM
6.009%, 02/15/2051 (B)		75	80
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX Cl A1A
5.439%, 01/15/2049		1,182	1,228
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2008-C2, Cl A1A
5.998%, 02/12/2051		722	767
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A1
2.749%, 11/15/2043 (C)		290	290
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-INN, Cl A
1.117%, 06/15/2029 (B) (C)		923	917
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-SGP, Cl A
1.897%, 07/15/2036 (B) (C)		913	914
JPMorgan Chase Commercial Mortgage Securities Trust, Ser LDP9, Cl AM
5.372%, 05/15/2047		364	371
JPMorgan Mortgage Trust, Ser 2007-S3, Cl 1A8
6.000%, 08/25/2037		237	210
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/2039 (B)		313	320
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A4
5.424%, 02/15/2040		289	297
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AM
5.455%, 02/15/2040		305	316

Description		Face Amount ($ Thousands)	Market Value ($ Thousands)

LSTAR Commercial Mortgage Trust, Ser 2014-2, Cl A2
2.767%, 01/20/2041 (C)	$	521	$520
LSTAR Commercial Mortgage Trust, Ser 2015-3, Cl A2
2.729%, 04/20/2048 (B) (C)		748	752
Merrill Lynch Mortgage Trust, Ser 2006-C2, Cl A1A
5.739%, 08/12/2043 (B)		180	183
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl A1A
5.166%, 12/12/2049		318	326
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl A4
5.700%, 09/12/2049		298	311
Morgan Stanley Capital I Trust, Ser 2015-XLF2, Cl AFSA
2.067%, 08/15/2026 (B) (C)		151	151
Morgan Stanley Capital I Trust, Ser 2015-XLF2, Cl SNMA
2.147%, 11/15/2026 (B) (C)		151	151
PFP III, Ser 2014-1, Cl A
1.367%, 06/14/2031 (B) (C)		159	158
RBSSP Resecuritization Trust, Ser 2009-7, Cl 10A3
6.000%, 08/26/2037 (C)		620	529
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A6
6.853%, 05/26/2037 (B) (C)		541	450
RSO, Ser 2014-CRE2, Cl A
1.247%, 04/15/2032 (B) (C)		332	330
Starwood Retail Property Trust, Ser STAR, Cl A
1.416%, 11/15/2027 (B) (C)		585	580
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A4
3.091%, 08/10/2049		98	99
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045		194	192
Wachovia Bank Commercial Mortgage Trust Series, Ser 2006-C26, Cl A1A
6.009%, 06/15/2045 (B)		416	422
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl C
4.620%, 12/15/2047 (B)		527	507
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
5.447%, 11/25/2025 (B) (C)		432	433
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
5.697%, 11/25/2025 (B) (C)		122	123
Wells Fargo Mortgage-Backed Securities Trust, Ser 2007-8, Cl 2A5
5.750%, 07/25/2037		198	193

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	233

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

November 30, 2015

Description		Face Amount ($ Thousands)	Market Value ($ Thousands)

WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl D
4.963%, 11/15/2045 (B) (C)	$	354	$347
WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5
3.337%, 06/15/2046		280	286
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl A2
3.036%, 05/15/2047		549	564

			45,535

Total Mortgage-Backed Securities (Cost $47,201) ($ Thousands)			46,655

CORPORATE OBLIGATIONS — 6.4%

Consumer Discretionary — 1.0%
21st Century Fox America
6.150%, 02/15/2041		75	87
4.500%, 02/15/2021		90	97
4.000%, 10/01/2023		117	122
3.000%, 09/15/2022		420	417
CBS
5.750%, 04/15/2020		145	162
3.500%, 01/15/2025		625	604
Comcast
6.450%, 03/15/2037		40	50
CSC Holdings LLC
8.625%, 02/15/2019		126	135
Dana Holdings
6.000%, 09/15/2023		91	93
DIRECTV Holdings
4.600%, 02/15/2021		60	64
3.800%, 03/15/2022		110	113
DIRECTV Holdings LLC
5.000%, 03/01/2021		201	220
4.450%, 04/01/2024		607	629
Discovery Communications LLC
3.450%, 03/15/2025		338	312
Ford Motor Credit LLC
5.875%, 08/02/2021		200	225
4.375%, 08/06/2023		260	272
2.597%, 11/04/2019		346	341
General Motors
3.500%, 10/02/2018		365	370
Goodyear Tire & Rubber
8.250%, 08/15/2020		161	168
KB Home
4.750%, 05/15/2019		294	288
Kohl’s
4.250%, 07/17/2025		897	880
Time Warner
4.700%, 01/15/2021		130	141
3.550%, 06/01/2024		559	555

Description		Face Amount ($ Thousands)	Market Value ($ Thousands)

Time Warner Cable
4.500%, 09/15/2042	$	245	$199
4.125%, 02/15/2021		65	67
Viacom
3.875%, 04/01/2024		267	254

			6,865

Consumer Staples — 0.6%
Altria Group
4.750%, 05/05/2021		215	235
2.625%, 01/14/2020		895	900
Bunge Finance
4.100%, 03/15/2016		125	126
Kraft Heinz Foods
3.500%, 07/15/2022 (C)		472	480
2.800%, 07/02/2020 (C)		370	371
Kroger
3.400%, 04/15/2022		322	327
Reynolds American
4.000%, 06/12/2022		654	680
3.250%, 11/01/2022		107	107
Valeant Pharmaceuticals International
6.125%, 04/15/2025 (C)		415	359
Walgreens Boots Alliance
3.800%, 11/18/2024		885	868

			4,453

Energy — 0.7%
DCP Midstream
4.750%, 09/30/2021 (C)		75	65
Diamond Offshore Drilling
4.875%, 11/01/2043		301	214
Energy Transfer Partners
5.200%, 02/01/2022		465	450
4.650%, 06/01/2021		85	84
EnLink Midstream Partners
5.050%, 04/01/2045		371	287
Enterprise Products Operating
5.200%, 09/01/2020		110	120
Enterprise Products Operating LLC
3.700%, 02/15/2026		810	762
Freeport-McMoran Oil & Gas LLC
6.500%, 11/15/2020		129	103
Kinder Morgan Energy Partners
4.150%, 03/01/2022		48	43
3.950%, 09/01/2022		536	470
Marathon Petroleum
5.125%, 03/01/2021		47	51
Noble Energy
8.250%, 03/01/2019		174	200
4.150%, 12/15/2021		340	341
3.900%, 11/15/2024		463	439
ONEOK
4.250%, 02/01/2022		111	91

234	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description		Face Amount ($ Thousands)	Market Value ($ Thousands)

Plains All American Pipeline
3.600%, 11/01/2024	$	660	$573
Regency Energy Partners
4.500%, 11/01/2023		72	65
SM Energy
6.500%, 01/01/2023		35	33
Transocean
6.500%, 11/15/2020		390	308
Valero Energy
6.125%, 02/01/2020		149	168
Williams Partners
3.900%, 01/15/2025		176	144

			5,011

Financials — 1.4%
American International Group
6.400%, 12/15/2020		60	70
4.875%, 06/01/2022		410	447
American Tower
5.050%, 09/01/2020‡		145	157
4.700%, 03/15/2022‡		230	243
3.500%, 01/31/2023‡		110	107
2.800%, 06/01/2020‡		450	448
Bank of America MTN
6.500%, 12/31/2049 (B)		233	246
0.800%, 03/28/2018 (B)		850	892
Citigroup
3.875%, 03/26/2025		680	665
Goldman Sachs Group MTN
2.012%, 11/29/2023 (B)		1,315	1,336
Hartford Financial Services Group
5.500%, 03/30/2020		80	89
5.125%, 04/15/2022		335	371
Health Care
5.250%, 01/15/2022‡		540	587
Healthcare Realty Trust
5.750%, 01/15/2021‡		320	355
Host Hotels & Resorts
5.250%, 03/15/2022‡		70	75
3.750%, 10/15/2023‡		13	13
HSBC Finance
6.676%, 01/15/2021		60	70
JPMorgan Chase
6.400%, 05/15/2038		40	51
Lincoln National
4.200%, 03/15/2022		110	116
MetLife
7.717%, 02/15/2019		50	59
5.700%, 06/15/2035		65	76
5.250%, 12/29/2049 (B)		711	715
Morgan Stanley MTN
5.500%, 07/28/2021		168	190
4.750%, 03/22/2017		40	42

Description		Face Amount ($ Thousands)	Market Value ($ Thousands)

Murray Street Investment Trust I
4.647%, 03/09/2017 (C)	$	18	$19
Nationwide Financial Services
5.375%, 03/25/2021 (C)		320	353
PNC Bank
3.800%, 07/25/2023		460	476
Prudential Financial
5.625%, 06/15/2043 (B)		235	244
Rabobank
4.375%, 08/04/2025		425	434
Santander Bank
1.251%, 01/12/2018 (B)		990	982
Santander Issuances SAU
5.179%, 11/19/2025		400	402
SLM MTN
7.250%, 01/25/2022		15	14

			10,344

Health Care — 0.9%
AbbVie
3.600%, 05/14/2025		479	475
Actavis Funding SCS
3.850%, 06/15/2024		241	244
3.800%, 03/15/2025		846	853
Baxalta
3.600%, 06/23/2022 (C)		745	740
Bayer US Finance LLC
3.375%, 10/08/2024 (C)		337	339
Becton Dickinson
3.734%, 12/15/2024		403	410
Biogen
3.625%, 09/15/2022		464	472
Celgene
3.875%, 08/15/2025		530	528
Gilead Sciences
3.650%, 03/01/2026		722	729
Laboratory Corp of America Holdings
3.600%, 02/01/2025		285	277
Medtronic
3.500%, 03/15/2025		920	931
Perrigo Finance
3.900%, 12/15/2024		320	310
3.500%, 12/15/2021		217	213

			6,521

Industrials — 0.1%
AerCap Aviation Solutions
6.375%, 05/30/2017		355	368
International Lease Finance
5.875%, 04/01/2019		249	265
Novelis
8.375%, 12/15/2017		76	75

			708

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	235

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

November 30, 2015

Description		Face Amount ($ Thousands)	Market Value ($ Thousands)

Information Technology — 0.2%
Advanced Micro Devices
6.750%, 03/01/2019	$	301	$223
Intel
4.800%, 10/01/2041		95	100
KLA-Tencor
4.650%, 11/01/2024		691	702
Seagate HDD Cayman
4.750%, 01/01/2025		343	289
Total System Services
2.375%, 06/01/2018		90	90

			1,404

Materials — 0.3%
Barrick
4.100%, 05/01/2023		154	135
Dow Chemical
4.250%, 11/15/2020		41	44
International Paper
4.750%, 02/15/2022		343	371
3.650%, 06/15/2024		94	94
LyondellBasell Industries
5.750%, 04/15/2024		1,125	1,264
Sealed Air
5.250%, 04/01/2023 (C)		204	211

			2,119

Telecommunication Services — 0.7%
AT&T
3.400%, 05/15/2025		280	272
3.000%, 02/15/2022		485	479
Cox Communications
2.950%, 06/30/2023 (C)		173	155
Reed Elsevier Capital
8.625%, 01/15/2019		455	535
SBA Tower Trust
3.156%, 10/15/2020 (C)		753	744
Sprint Capital
6.900%, 05/01/2019		1,070	952
Verizon Communications
7.350%, 04/01/2039		125	157
6.550%, 09/15/2043		270	325
4.600%, 04/01/2021		850	922
3.850%, 11/01/2042		323	271
3.500%, 11/01/2024		611	613

			5,425

Utilities — 0.5%
AES
7.375%, 07/01/2021		318	327
Berkshire Hathaway Energy
6.125%, 04/01/2036		275	326

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CMS Energy
5.050%, 03/15/2022 $	52	$57
Constellation Energy Group
5.150%, 12/01/2020	26	28
Entergy
4.000%, 07/15/2022	648	664
Exelon
2.850%, 06/15/2020	1,225	1,228
Exelon Generation LLC
4.250%, 06/15/2022	360	368
NRG Energy
6.250%, 05/01/2024	243	220
Pacific Gas & Electric
4.500%, 12/15/2041	65	65

		3,283

Total Corporate Obligations (Cost $47,118) ($ Thousands)		46,133

ASSET-BACKED SECURITIES — 5.1%

Automotive — 3.2%
Ally Auto Receivables Trust, Ser 2015-2, Cl A3
1.490%, 11/15/2019	364	363
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl A3
0.920%, 04/09/2018	207	207
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A3
0.960%, 04/09/2018	153	153
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/2022 (C)	186	186
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (C)	710	711
Avis Budget Rental Car Funding AESOP LLC, Ser 2014-1A, Cl A
2.460%, 07/20/2020 (C)	1,119	1,130
Bank of The West Auto Trust, Ser 2015-1, Cl A3
1.310%, 10/15/2019 (C)	748	747
BMW Floorplan Master Owner Trust, Ser 2015-1A, Cl A
0.698%, 07/15/2020 (B) (C)	1,062	1,058
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/2019	734	733
California Republic Auto Receivables Trust, Ser 2015-2, Cl A3
1.310%, 08/15/2019	561	557
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl B
2.220%, 01/22/2019	160	161

236	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description		Face Amount ($ Thousands)	Market Value ($ Thousands)

Chrysler Capital Auto Receivables Trust, Ser 2014-BA, Cl A2
0.690%, 09/15/2017 (C)	$	291	$291
CPS Auto Receivables Trust, Ser 2013-B, Cl A
1.820%, 09/15/2020 (C)		312	312
CPS Auto Receivables Trust, Ser 2014-B, Cl A
1.110%, 11/15/2018 (C)		266	264
Drive Auto Receivables Trust, Ser 2015-BA, Cl A2A
0.930%, 12/15/2017 (C)		238	238
Drive Auto Receivables Trust, Ser 2015-CA, Cl A2A
1.030%, 02/15/2018 (C)		354	354
Drive Auto Receivables Trust, Ser 2015-DA, Cl A2A
1.230%, 06/15/2018 (C)		544	544
Enterprise Fleet Financing LLC, Ser 2014-1, Cl A2
0.870%, 09/20/2019 (C)		196	196
Enterprise Fleet Financing LLC, Ser 2015-1, Cl A2
1.300%, 09/20/2020 (C)		760	758
Exeter Automobile Receivables Trust, Ser 2014-1A, Cl A
1.290%, 05/15/2018 (C)		60	60
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl A
1.060%, 08/15/2018 (C)		94	94
Flagship Credit Auto Trust, Ser 2013-1, Cl A
1.320%, 04/16/2018 (C)		13	13
Ford Credit Auto Owner Trust, Ser 2012-D, Cl B
1.010%, 05/15/2018		100	100
Ford Credit Auto Owner Trust, Ser 2014-2, Cl A
2.310%, 04/15/2026 (C)		640	642
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019		770	769
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A2
0.767%, 01/15/2022 (B)		741	734
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl A2
1.100%, 12/20/2017		667	667
GM Financial Automobile Leasing Trust, Ser 2015-2, Cl A3
1.680%, 12/20/2018		855	853
Harley-Davidson Motorcycle Trust, Ser 2014-1, Cl A3
1.100%, 09/15/2019		340	339

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Harley-Davidson Motorcycle Trust, Ser 2015-2, Cl A3
1.300%, 03/16/2020 $	748	$746
Hertz Fleet Lease Funding, Ser 2013-3, Cl A
0.747%, 12/10/2027 (B) (C)	608	607
Hertz Vehicle Financing II, Ser 2015-2A, Cl A
2.020%, 09/25/2019 (C)	542	539
Hertz Vehicle Financing LLC, Ser 2013-1A, Cl B2
2.480%, 08/25/2019 (C)	395	380
Hertz Vehicle Financing, Ser 2013-1A, Cl A1
1.120%, 08/25/2017 (C)	715	714
Hyundai Auto Lease Securitization Trust, Ser 2015-A, Cl A2
1.000%, 10/16/2017 (C)	504	504
Hyundai Auto Lease Securitization Trust, Ser 2015-B, Cl A3
1.400%, 11/15/2018 (C)	596	594
Mercedes Benz Auto Lease Trust, Ser 2015-B, Cl A3
1.340%, 07/16/2018	343	342
Navistar Financial Dealer Note Master Owner Trust II, Ser 2014-1, Cl A
0.971%, 10/25/2019 (B) (C)	596	594
Nissan Auto Lease Trust, Ser 2015-A, Cl A3
1.400%, 06/15/2018	626	625
Porsche Innovative Lease Owner Trust, Ser 2015-1, Cl A4
1.430%, 05/21/2021 (C)	746	744
Santander Drive Auto Receivables Trust, Ser 2015-3, Cl A2A
1.020%, 09/17/2018	618	618
Santander Drive Auto Receivables Trust, Ser 2015-4, Cl A2A
1.200%, 12/17/2018	329	328
TCF Auto Receivables Owner Trust, Ser 2015-1A, Cl A2
1.020%, 08/15/2018 (C)	840	839
Volkswagen Credit Auto Master Trust, Ser 2014-1A, Cl A1
0.557%, 07/22/2019 (B) (C)	350	346
Volvo Financial Equipment LLC, Ser 2015-1A, Cl A3
1.510%, 06/17/2019 (C)	742	744
Westlake Automobile Receivables Trust, Ser 2015-3A, Cl A2A
1.420%, 05/17/2021 (C)	306	305

		22,803

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	237

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

November 30, 2015

Description		Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Cards — 1.1%
Barclays Dryrock Issuance Trust, Ser 2014-3, Cl A
2.410%, 07/15/2022	$	416	$422
Barclays Dryrock Issuance Trust, Ser 2015-1, Cl A
2.240%, 12/15/2022		748	754
Barclays Dryrock Issuance Trust, Ser 2015-2, Cl A
1.560%, 03/15/2021		784	789
Cabela’s Credit Card Master Note Trust, Ser 2014-1, Cl A
0.546%, 03/16/2020 (B)		500	499
Capital One Multi-Asset Execution Trust, Ser 2015-A5, Cl A5
1.600%, 05/17/2021		708	708
Chase Issuance Trust, Ser 2014, Cl A1
1.150%, 01/15/2019		630	631
Discover Card Execution Note Trust, Ser 2015-A1, Cl A1
0.546%, 08/17/2020 (B)		540	539
Discover Card Execution Note Trust, Ser 2015-A2, Cl A
1.900%, 10/17/2022		754	746
First National Master Note Trust, Ser 2013-2, Cl A
0.726%, 10/15/2019 (B)		561	561
Synchrony Credit Card Master Note Trust, Ser 2012-2, Cl A
2.220%, 01/15/2022		1,098	1,106
World Financial Network Credit Card Master Trust, Ser 2013-A, Cl A
1.610%, 12/15/2021		161	160
World Financial Network Credit Card Master Trust, Ser 2014-A, Cl A
0.577%, 12/15/2019 (B)		705	705
World Financial Network Credit Card Master Trust, Ser 2015-A, Cl A
0.677%, 02/15/2022 (B)		424	422

			8,042

Other Asset-Backed Securities — 0.8%
Ally Master Owner Trust, Ser 2014-1, Cl A2
1.290%, 01/15/2019		1,051	1,050
Ally Master Owner Trust, Ser 2015-3, Cl A
1.630%, 05/15/2020		788	785
CIT Equipment Collateral, Ser 2014-VT1, Cl A2
0.860%, 05/22/2017 (C)		770	770
CNH Equipment Trust, Ser 2015-A, Cl A4
1.850%, 04/15/2021		520	518

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

Dell Equipment Finance Trust, Ser 2015-1, Cl A3
1.300%, 03/23/2020 (C)		258	$258
Dell Equipment Finance Trust, Ser 2015-2, Cl A2A
1.420%, 12/22/2017 (C)		309	308
GE Dealer Floorplan Master Note Trust, Ser 2014-1, Cl A
0.587%, 07/20/2019 (B)		481	479
GE Dealer Floorplan Master Note Trust, Ser 2015-1, Cl A
0.694%, 01/20/2020 (B)		683	679
GE Equipment Small Ticket LLC, Ser 2014-1A, Cl A2
0.590%, 08/24/2016 (C)		70	70
GSAA Trust, Ser 2006-5, Cl 2A3
0.467%, 03/25/2036 (B)		216	146
Macquarie Equipment Funding Trust, Ser 2014-A, Cl A2
0.800%, 11/21/2016 (C)		355	355

			5,418

Total Asset-Backed Securities (Cost $36,311) ($ Thousands)			36,263

FOREIGN BONDS — 2.7%
ABN AMRO Bank
4.750%, 07/28/2025 (C)		155	156
Barclays
3.650%, 03/16/2025		235	228
Barclays Bank
7.750%, 04/10/2023 (B)		321	348
6.860%, 09/29/2049 (B) (C)		106	122
6.625%, 03/30/2022	EUR	75	101
Basell Finance
8.100%, 03/15/2027 (C)		70	89
BNP Paribas
7.375%, 12/29/2049 (B) (C)		200	205
Comcel Trust
6.875%, 02/06/2024 (C)		315	261
Credit Agricole
7.875%, 01/23/2024 (B) (C)		216	221
Credit Suisse Group Funding Guernsey
3.750%, 03/26/2025 (C)		1,314	1,285
Dai-ichi Life Insurance
5.100%, 12/31/2049 (B) (C)		413	429
Ecopetrol
5.875%, 05/28/2045		252	198
Empresa de Transporte de Pasajeros Metro
4.750%, 02/04/2024 (C)		296	308
Glencore Funding LLC
3.125%, 04/29/2019 (C)		1,455	1,194

238	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

Grupo Bimbo
3.875%, 06/27/2024 (C)		553	$542
HBOS Capital Funding
4.939%, 05/29/2049 (B)	EUR	317	338
Hutchison Whampoa International
1.625%, 10/31/2017 (C)		355	354
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (C)		583	584
Israel Electric
5.000%, 11/12/2024 (C)		581	601
Korea National Oil
3.125%, 04/03/2017 (C)		200	204
Lloyds Banking Group
7.500%, 12/01/2099 (B)		371	399
MCE Finance
5.000%, 02/15/2021 (C)		250	232
Minsur
6.250%, 02/07/2024 (C)		320	312
Mizuho Financial Group Cayman 3
4.600%, 03/27/2024 (C)		631	649
Nacional del Cobre de Chile
4.500%, 09/16/2025 (C)		625	600
Nomura Holdings MTN
2.000%, 09/13/2016		248	249
NOVA Chemicals
5.250%, 08/01/2023 (C)		339	339
Numericable Group
5.375%, 05/15/2022 (C)	EUR	223	245
Odebrecht Finance
5.250%, 06/27/2029 (C)		369	210
Petrobras International Finance
5.750%, 01/20/2020		702	585
Petroleos Mexicanos
3.500%, 07/18/2018		144	145
Rabobank Capital Funding Trust
5.254%, 10/21/2016 (B) (C)		240	245
Reliance Holdings USA
5.400%, 02/14/2022 (C)		966	1,058
Rogers Communications
4.000%, 06/06/2022	CAD	20	16
Royal Bank of Scotland MTN
9.500%, 03/16/2022 (B)		10	11
Royal Bank of Scotland Group
7.640%, 09/29/2017 (B)		300	313
7.500%, 12/29/2049 (B)		350	365
Santander UK
5.000%, 11/07/2023 (C)		555	579
Sociedad Quimica y Minera de Chile
3.625%, 04/03/2023 (C)		280	239
Societe Generale
8.000%, 12/30/2049 (B) (C)		365	372
5.922%, 04/05/2017 (B) (C)		100	102
Standard Chartered MTN
6.409%, 01/30/2049 (B) (C)		100	100
4.000%, 07/12/2022 (B)		465	470

Description		Face Amount (Thousands) (1)/Shares	Market Value ($ Thousands)

Talent Yield Investments
4.500%, 04/25/2022 (C)		1,012	$1,054
Teck Resources
4.500%, 01/15/2021		820	459
Telefonica Emisiones SAU
5.462%, 02/16/2021		70	79
Tencent Holdings MTN
3.375%, 05/02/2019 (C)		520	530
Trust F
5.250%, 12/15/2024‡ (C)		630	643
UBS Group Funding Jersey
4.125%, 09/24/2025 (C)		486	488
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (C) (D)		500	9
Yamana
4.950%, 07/15/2024		759	675

Total Foreign Bonds (Cost $20,971) ($ Thousands)			19,540

FOREIGN COMMON STOCK — 0.4%

Israel — 0.0%
magicJack VocalTel		26,000	240

Norway — 0.1%
Frontline	NOK	176,800	536

Puerto Rico — 0.3%
Popular*		61,500	1,827

Total Foreign Common Stock (Cost $2,557) ($ Thousands)			2,603

SOVEREIGN DEBT — 0.2%
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2017	BRL	4,890	1,182
Qatar Government International Bond
4.500%, 01/20/2022 (C)		200	219
United Mexican States MTN
5.950%, 03/19/2019		94	105

Total Sovereign Debt (Cost $2,211) ($ Thousands)			1,506

PREFERRED STOCK — 0.0%

Financials — 0.0%
Allstate (B)		750	19

Total Preferred Stock (Cost $19) ($ Thousands)			19

Total Investments — 120.0% (Cost $848,921) ($ Thousands)			$858,240

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	239

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT — (16.0)%

Consumer Discretionary — (7.8)%
1-800-Flowers.com, Cl A*	(28,900)	$(223)
2U*	(16,800)	(405)
Aaron’s	(20,300)	(493)
American Public Education*	(6,200)	(144)
America’s Car-Mart*	(6,900)	(183)
Apollo Education Group, Cl A*	(99,100)	(700)
Arctic Cat	(43,000)	(957)
Ascent Capital Group, Cl A*	(3,700)	(74)
bebe stores	(74,600)	(34)
Boot Barn Holdings*	(29,100)	(306)
BorgWarner	(73,100)	(3,121)
Brinker International	(16,700)	(762)
Buffalo Wild Wings*	(10,100)	(1,618)
Cabela’s*	(13,800)	(647)
Carmike Cinemas*	(5,400)	(118)
Cherokee*	(5,100)	(97)
Christopher & Banks*	(68,100)	(95)
Del Frisco’s Restaurant Group*	(44,800)	(672)
Destination XL Group*	(18,600)	(93)
Diamond Resorts International*	(8,100)	(228)
Dixie Group*	(39,354)	(222)
Dorman Products*	(22,400)	(1,069)
DSW, Cl A	(86,400)	(1,984)
EVINE Live*	(37,800)	(70)
Federal-Mogul Holdings, Cl A*	(3,800)	(31)
Fiesta Restaurant Group*	(24,300)	(934)
Fossil Group*	(700)	(27)
Fox Factory Holding*	(18,800)	(334)
Fred’s, Cl A	(7,200)	(119)
FTD*	(6,100)	(162)
Fuel Systems Solutions*	(21,448)	(118)
Gentherm*	(12,000)	(610)
Grand Canyon Education*	(9,300)	(368)
Groupon, Cl A*	(501,800)	(1,450)
Harley-Davidson	(96,800)	(4,735)
HSN	(11,500)	(574)
Iconix Brand Group*	(188,800)	(1,329)
Interval Leisure Group	(2,200)	(34)
Kate Spade*	(128,500)	(2,575)
Kona Grill*	(21,800)	(303)
Krispy Kreme Doughnuts*	(8,400)	(119)
La Quinta Holdings*	(12,400)	(186)
Liberty Tax	(3,100)	(69)
Lions Gate Entertainment	(10,300)	(350)
Macy’s	(4,200)	(164)
Malibu Boats, Cl A*	(24,500)	(380)
Media General*	(74,700)	(1,160)
Men’s Wearhouse	(49,700)	(994)
Michael Kors Holdings*	(36,900)	(1,587)
Morgans Hotel Group*	(11,800)	(37)
MSG Networks*	(5,500)	(109)

Description	Shares	Market Value ($ Thousands)

New Home*	(8,000)	$(117)
New Media Investment	(23,100)	(421)
Pier 1 Imports	(21,100)	(143)
Sally Beauty Holdings*	(55,100)	(1,425)
Sotheby’s	(22,700)	(643)
Spartan Motors	(13,000)	(47)
Standard Motor Products	(700)	(29)
Starz*	(24,400)	(861)
Stoneridge*	(14,800)	(216)
Taylor Morrison Home, Cl A*	(19,500)	(341)
TEGNA	(97,500)	(2,754)
Town Sports International Holdings*	(36,700)	(62)
TRI Pointe Homes*	(47,800)	(667)
Tribune Publishing	(18,100)	(184)
TripAdvisor*	(50,900)	(4,193)
Tuesday Morning*	(122,200)	(816)
Under Armour, Cl A*	(36,200)	(3,121)
Urban Outfitters*	(39,800)	(891)
VOXX International, Cl A*	(6,600)	(38)
William Lyon Homes, Cl A*	(51,400)	(898)
Winnebago Industries	(1,600)	(36)
Wolverine World Wide	(16,600)	(302)
Wynn Resorts	(62,000)	(3,892)
Zumiez*	(30,200)	(456)

		(55,726)

Financials — (0.7)%
CoBiz Financial	(2,800)	(38)
Enova International*	(11,400)	(86)
Genworth Financial, Cl A*	(75,300)	(380)
M&T Bank	(5,945)	(745)
MBIA*	(258,600)	(1,699)
Radian Group	(9,300)	(133)
Santander Consumer USA Holdings*	(17,900)	(316)
TFS Financial	(42,300)	(794)
Voya Financial	(25,000)	(1,018)

		(5,209)

Industrials — (1.6)%
Ameresco, Cl A*	(13,600)	(93)
ARC Document Solutions*	(9,700)	(49)
CLARCOR	(8,900)	(470)
Donaldson	(38,400)	(1,206)
Forward Air	(1,900)	(91)
Generac Holdings*	(4,700)	(151)
H&E Equipment Services	(53,400)	(1,069)
Kirby*	(11,700)	(756)
Kratos Defense & Security Solutions*	(33,500)	(156)
LMI Aerospace*	(5,300)	(54)
Macquarie Infrastructure	(8,800)	(660)
NN	(14,300)	(244)
Primoris Services	(13,200)	(305)
Raven Industries	(28,400)	(473)
Republic Airways Holdings*	(222,900)	(945)

240	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Description	Shares	Market Value ($ Thousands)

Shiloh*	(4,600)	$(32)
Spirit Airlines*	(60,000)	(2,206)
Swift Transportation, Cl A*	(77,500)	(1,238)
TriNet Group*	(19,000)	(375)
UTi Worldwide*	(44,200)	(309)
Wesco Aircraft Holdings*	(68,200)	(912)

		(11,794)

Information Technology — (3.3)%
ADTRAN	(14,300)	(233)
Apple	(9,700)	(1,147)
Applied Micro Circuits*	(291,900)	(2,137)
Atmel	(99,800)	(863)
Avid Technology*	(31,200)	(237)
Cavium*	(1,600)	(107)
Cognex	(33,600)	(1,247)
Cray*	(47,100)	(1,633)
CUI Global*	(10,600)	(74)
Cypress Semiconductor	(13,600)	(147)
Daktronics	(11,300)	(98)
Electro Scientific Industries*	(38,500)	(195)
Exar*	(67,300)	(433)
Extreme Networks*	(71,700)	(317)
FARO Technologies*	(45,600)	(1,372)
Finisar*	(143,000)	(1,726)
Immersion*	(40,500)	(543)
Intevac*	(19,900)	(99)
Kopin*	(30,900)	(89)
Lattice Semiconductor*	(94,200)	(593)
MA-Com Technology Solutions*	(8,900)	(329)
Marvell Technology Group	(26,200)	(232)
Mattson Technology*	(21,500)	(64)
Nanometrics*	(5,500)	(87)
PDF Solutions*	(6,900)	(77)
Power Integrations	(23,400)	(1,210)
Qualcomm	(20,200)	(986)
Radisys*	(19,300)	(51)
Ruckus Wireless*	(55,600)	(637)
SanDisk	(19,600)	(1,448)
Semtech*	(111,400)	(2,239)
Silicon Graphics International*	(84,200)	(493)
Silicon Laboratories*	(8,300)	(449)
Sonus Networks*	(116,700)	(822)
SunEdison*	(52,900)	(169)
Ultratech*	(64,500)	(1,071)

		(23,654)

Materials — (2.6)%
Advanced Emissions Solutions*	(38,600)	(228)
Albemarle	(8,800)	(471)
Allegheny Technologies	(105,200)	(1,333)
American Vanguard	(89,800)	(1,415)
Balchem	(6,800)	(466)
Carpenter Technology	(16,500)	(593)
CF Industries Holdings	(6,200)	(286)
Compass Minerals International	(5,000)	(421)

Description	Shares	Market Value ($ Thousands)

Deltic Timber	(2,900)	$(190)
Eagle Materials	(50,700)	(3,502)
FMC	(7,700)	(331)
Freeport-McMoRan, Cl B	(257,500)	(2,106)
H.B. Fuller	(6,900)	(275)
Monsanto	(26,900)	(2,560)
Platform Specialty Products*	(117,200)	(1,472)
Rentech*	(16,200)	(46)
Royal Gold	(32,600)	(1,172)
Stillwater Mining*	(48,700)	(456)
WR Grace*	(9,300)	(913)

		(18,236)

Total Common Stock Sold Short (Proceeds $130,000) ($ Thousands)		$(114,619)

The open futures contracts held by the Fund at November 30, 2015, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Brent Crude	9	Mar-2016	$1
Brent Crude	199	Feb-2016	(513)
Canadian 10-Year Bond	33	Mar-2016	15
Coffee Robusta 10TN	(162)	Apr-2016	108
Copper	101	Mar-2016	(660)
Corn	730	Mar-2016	(143)
Cotton No. 2	(211)	Mar-2016	(1)
Cotton No. 2	116	May-2016	(18)
Crude Oil	164	Dec-2015	9
Crude Oil	84	Nov-2016	(178)
Euro-Bobl	(91)	Dec-2015	(191)
Feeder Cattle	32	Mar-2016	(214)
Feeder Cattle	(72)	Jan-2016	723
Gold	133	Feb-2016	(279)
Heating Oil	85	Dec-2015	(701)
Heating Oil	88	Mar-2016	(277)
Lean Hogs	206	Feb-2016	(132)
Live Cattle	27	Feb-2016	(121)
LME Nickle	13	Mar-2016	48
LME Zinc	178	Jan-2016	(734)
MSCI EAFE Index E-MINI	(132)	Dec-2015	(217)
Natural Gas Swap Future	(184)	Feb-2016	314
Natural Gas Swap Future	213	Feb-2016	(347)
Natural Gas Swap Future	192	Dec-2015	(1,215)
Natural Gas Swap Future	164	Mar-2016	(513)
NYMEX Coffee	112	Mar-2016	60
Palladium	81	Mar-2016	53
PLATINUM	73	Jan-2016	(498)
PRI LME Aluminum	166	Jan-2016	(381)
RBOB Gasoline	(97)	Mar-2016	15
RBOB Gasoline	106	Dec-2015	(325)
S&P 500 Index E-MINI	(119)	Dec-2015	(813)
Silver	96	Mar-2016	(338)
Soybean	241	Jan-2016	(95)
Soybean	91	Jul-2016	(3)
Soybean	(93)	Mar-2016	3
Soybean Meal	127	Jan-2016	(291)
Soybean Oil	230	Jan-2016	91
Sugar No. 11 (World)	383	Feb-2016	1,105
Sugar No. 11 (World)	135	Jul-2016	378
Sugar No. 11 (World)	(133)	Sep-2016	(304)
U.S. 5-Year Treasury Note	(46)	Apr-2016	(3)
U.S. 10-Year Treasury Note	(166)	Mar-2016	(41)
Wheat	129	Mar-2016	(261)
Wheat	117	Mar-2016	(71)

			$(6,955)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	241

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Continued)

November 30, 2015

For the period ended November 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at November 30, 2015, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
12/03/2015	EUR	6,453	USD	7,124	$308
12/04/2015-01/22/2016	USD	1,797	INR	118,755	(20)
12/04/2015	TWD	89,090	USD	2,792	62
12/04/2015-03/25/2016	JPY	2,160,000	USD	17,741	183
12/11/2015	USD	4,517	JPY	547,189	(76)
01/08/2016	USD	2,716	SGD	3,853	15
01/08/2016	SGD	7,684	USD	5,468	20
01/14/2016	USD	58	CAD	77	—
01/04/2017	BRL	5,135	USD	1,117	(63)

					$429

A list of the counterparties for the open forward foreign currency contracts held by the Fund at November 30, 2015, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	$(3,660)	$3,650	$(10)
BNP Paribas	(885)	886	1
Brown Brothers Harriman	(6,874)	7,182	308
Citigroup	(2,730)	2,792	62
Goldman Sachs	(1,179)	1,117	(62)
HSBC	(9,099)	9,133	34
JPMorgan Chase Bank	(11,705)	11,892	187
Societe Generale	(6,689)	6,598	(91)

			$429

For the period ended November 30, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2015, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Credit Suisse	3-Month USD - LIBOR	1.75%	10/31/2019	$3,860	$52
Morgan Stanley	3-Month NZD - BKBM	4.07%	06/09/2025	3,800	147
Morgan Stanley	1.92%	3-Month AUD - BBR	10/30/2017	15,030	49
Morgan Stanley	3.37%	3-Month NZD - BKBM	06/09/2017	32,580	(419)
Morgan Stanley	2.40%	6-Month GBP - LIBOR	06/05/2045	560	(84)
Morgan Stanley	2.63%	3-Month USD - LIBOR	11/10/2035	3,600	(96)
Morgan Stanley	3-Month USD - LIBOR	3.31%	05/06/2034	1,650	224
Morgan Stanley	2.29%	3-Month USD - LIBOR	08/04/2025	3,900	(102)
Morgan Stanley	6-Month AUD - BBR	3.38%	06/09/2025	2,260	67
Morgan Stanley	2.49%	3-Month USD - LIBOR	06/09/2025	1,240	(59)
Morgan Stanley	2.31%	3-Month USD - LIBOR	05/18/2025	2,880	(64)
Morgan Stanley	1.99%	3-Month USD - LIBOR	04/21/2025	2,040	9
Morgan Stanley	6-Month AUD - BBR	2.97%	03/11/2025	3,610	9
Morgan Stanley	3-Month USD - LIBOR	2.69%	09/24/2024	2,470	148
Morgan Stanley	3-Month USD - LIBOR	2.67%	07/18/2024	1,710	108
Morgan Stanley	2.67%	3-Month USD - LIBOR	07/10/2024	2,130	(138)
Morgan Stanley	2.63%	3-Month USD - LIBOR	07/02/2024	3,360	(207)
Morgan Stanley	3-Month USD - LIBOR	2.63%	05/29/2024	1,630	83
Morgan Stanley	2.63%	3-Month USD - LIBOR	05/23/2024	4,050	(208)
Morgan Stanley	2.82%	3-Month USD - LIBOR	04/28/2024	2,770	(189)
Morgan Stanley	2.89%	3-Month USD - LIBOR	02/14/2024	1,780	(142)
Morgan Stanley	2.98%	3-Month USD - LIBOR	01/14/2024	1,990	(178)
Morgan Stanley	2.24%	3-Month USD - LIBOR	06/25/2021	1,680	(67)
Morgan Stanley	1.69%	3-Month USD - LIBOR	08/06/2020	7,270	(83)
Morgan Stanley	6-Month GBP - LIBOR	1.65%	06/05/2020	6,030	167
Morgan Stanley	1.57%	3-Month USD - LIBOR	04/01/2020	5,370	(27)
Morgan Stanley	2.22%	3-Month AUD - BBR	06/09/2017	20,800	(17)
Morgan Stanley	1.05%	3-Month CAD - CDOR	06/05/2017	16,540	(49)
Morgan Stanley	0.81%	3-Month USD - LIBOR	05/18/2017	15,030	1
Morgan Stanley	2.14%	3-Month AUD - BBR	03/11/2017	23,690	5
Morgan Stanley	0.97%	3-Month CAD - CDOR	03/10/2017	17,880	(30)
Morgan Stanley	0.54%	3-Month USD - LIBOR	05/06/2016	44,600	(17)

					$(1,107)

242	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

A list of the open OTC swap agreements held by the Fund at November 30, 2015 is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays Bank PLC	1.10%	3 Month USD - LIBOR	02/21/2017	$500	$(4)
Credit Suisse	3-Month USD - LIBOR	2.09%	03/12/2022	250	7
Morgan Stanley	2.80%	3 Month USD - LIBOR	03/06/2042	330	(22)
Morgan Stanley	2.81%	3 Month USD - LIBOR	02/21/2042	450	(31)

					$(50)

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Bank of America	Societe Generale	SELL	3.00%	12/20/2017	$(200)	$8
Citibank	Advanced Micro Devices, Inc.	BUY	5.00%	03/20/2019	300	30
Citibank	Sprint Communications Inc	BUY	5.00%	06/20/2019	499	66
Citibank	Sprint Communications Inc	BUY	5.00%	06/20/2019	571	76
Credit Suisse	Kohl’s Corporation	SELL	1.00%	06/20/2019	(104)	1
Deutsche Bank	Anadarko Petroleum Corporation	SELL	1.00%	09/20/2017	(170)	3

						$184

For the period ended November 30, 2015, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $715,114 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

(1)	In U.S. Dollars unless otherwise indicated.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2015.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on November 30, 2015. The coupon on a step bond changes on a specified date.

(D)	Security in default on interest payments.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts, reverse repurchase agreements and securities sold short.

AUD — Australian Dollar

BBR — Australian Bank Bill Benchmark

BKBM — New Zealand Bank Bill Benchmark

BRL — Brazilian Real

CAD — Canadian Dollar

CDOR — Canadian Dollar Offered Rate

Cl — Class

CMO — Collateralized Mortgage Obligation

EAFE — Europe, Australasia and Far East

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

INR — Indian Rupee

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

NOK — Norwegian Krone

NZD — New Zealand Dollar

OTC — Over the Counter

PLC — Public Limited Company

S&P — Standard & Poor’s

Ser — Series

SGD — Singapore Dollar

TWD — Taiwanese Dollar

USD — U.S. Dollar

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$481,881	$—	$481,881
Common Stock	223,640	—	—	223,640
Mortgage-Backed Securities	—	46,655	—	46,655
Corporate Obligations	—	46,133	—	46,133
Asset-Backed Securities	746	35,517	—	36,263
Foreign Bonds	—	19,540	—	19,540
Foreign Common Stock	2,603	—	—	2,603
Sovereign Debt	—	1,506	—	1,506
Preferred Stock	—	19	—	19

Total Investments in Securities	$226,989	$631,251	$—	$858,240

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(114,619)	$—	$—	$(114,619)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$2,923	$—	$—	$2,923
Unrealized Depreciation	(9,878)	—	—	(9,878)
Forwards Contracts*
Unrealized Appreciation	—	588	—	588
Unrealized Depreciation	—	(159)	—	(159)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	1,069	—	1,069
Unrealized Depreciation	—	(2,176)	—	(2,176)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	—	184	—	184
Interest Rate Swaps*
Unrealized Appreciation	—	7	—	7
Unrealized Depreciation	—	(57)	—	(57)
Reverse Repurchase Agreements	—	(172,308)	—	(172,308)

Total Other Financial Instruments	$(6,955)	$(172,852)	$—	$(179,807)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	243

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund (Concluded)

November 30, 2015

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

244	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

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Statements of Assets and Liabilities ($ Thousands) (Unaudited)

November 30, 2015

	Large Cap Fund		Large Cap Diversified Alpha Fund		Large Cap Disciplined Equity Fund		Large Cap Index Fund
ASSETS:
Investments at value†	$2,073,790		$56,378		$3,603,703	*	$1,743,341	*
Affiliated investment, at value††	104,209		2,313		113,771		73,937
Cash	—		25		—		—
Cash pledged as collateral for future contracts	—		—		2,625		—
Foreign currency, at value†††	—		—		—		—
Receivable for fund shares sold	32,331		—		54		281
Receivable for investment securities sold	344		836		172,772		36,209
Dividends and interest receivable	3,414		120		7,780		3,680
Receivable for variation margin	—		312		—		—
Foreign tax reclaim receivable	12		2		90		2
Prepaid expenses	19		1		61		—
Total Assets	2,214,119		59,987		3,900,856		1,857,450
LIABILITIES:
Payable upon return on securities loaned	—		—		2,622		45,855
Payable to custodian	8		—		—		—
Payable for investment securities purchased	492		864		42,011		—
Payable for fund shares redeemed	38,635		590		120,716		37,672
Payable for variation margin	127		316		350		164
Investment advisory fees payable	320		11		539		15
CCO fees payable	4		—		7		4
Trustees fees payable	7		—		12		5
Accrued expense payable	34		2		88		66
Total Liabilities	39,627		1,783		166,345		83,781
Net Assets	$2,174,492		$58,204		$3,734,511		$1,773,669
†Cost of investments and repurchase agreements	1,626,084		51,103		3,097,641		944,031
††Cost of affiliated investments	104,209		2,313		113,771		73,521
†††Cost of foreign currency	—		—		—		—
* Includes market value of securities on loan	—		—		2,518		45,852
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$1,453,120		$33,393		$2,825,210		$905,386
Undistributed net investment income	5,040		358		11,297		6,062
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency	267,612		19,147		386,880		60,347
Net unrealized appreciation on investments	447,706		5,275		506,062		799,726
Net unrealized appreciation on futures contracts	1,014		31		5,074		2,148
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—		—		(12)		—
Net Assets	$2,174,492		$58,204		$3,734,511		$1,773,669
Net Asset Value, Offering and Redemption Price Per Share — Class A	$22.48		$14.74		$14.24		$166.33
	($2,174,491,563 ÷ 96,725,998 shares	)	($58,204,356 ÷ 3,949,211 shares	)	($3,734,510,745 ÷ 262,185,568 shares	)	($1,773,668,663 ÷ 10,663,581 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

246	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

S&P 500 Index Fund		Extended Market Index Fund		Small Cap Fund		Small Cap II Fund		Small/Mid Cap Equity Fund		U.S. Managed Volatility Fund

$3,155,447	*	$681,773	*	$540,570	*	$352,826	*	$1,675,466	*	$1,527,101
58,233		47,070		44,840		38,299		133,381		46,939
—		—		—		51		324		445
—		—		—		—		—		—
—		—		—		—		—		25
108,364		14,455		839		24,191		143		57,170
10,980		2,781		711		291		3,433		1,007
6,827		668		541		302		1,813		3,431
—		—		—		—		—		—
12		—		—		—		—		1
293		7		7		4		19		15
3,340,156		746,754		587,508		415,964		1,814,579		1,636,134

7,866		31,823		23,343		15,654		72,708		—
—		—		10		—		—		—
90,876		13,141		623		1,582		4,478		1,031
15,072		1,638		3,042		675		41,024		1,044
349		106		—		40		—		176
26		22		218		129		622		279
5		1		1		1		3		3
9		—		2		1		5		4
2		22		12		7		46		18
114,205		46,753		27,251		18,089		118,886		2,555
$3,225,951		$700,001		$560,257		$397,875		$1,695,693		$1,633,579
3,017,890		643,802		486,632		326,685		1,443,721		1,339,813
58,233		46,621		44,840		38,299		133,381		46,939
—		—		—		—		—		25
7,751		30,876		22,526		15,270		70,862		—

$3,084,042		$640,997		$457,952		$346,503		$1,250,660		$1,344,190
11,420		1,019		948		358		7,176		4,727
(11,450)		18,993		47,419		24,402		206,113		95,688
137,557		38,420		53,938		26,141		231,745		187,288
4,382		572		—		471		—		1,684
—		—		—		—		(1)		2
$3,225,951		$700,001		$560,257		$397,875		$1,695,693		$1,633,579
$11.55		$12.99		$18.54		$12.56		$14.25		$14.31
($3,225,950,710 ÷ 279,280,147 shares	)	($700,001,051 ÷ 53,880,926 shares	)	($560,257,030 ÷ 30,218,846 shares	)	($397,875,237 ÷ 31,676,759 shares	)	($1,695,693,451 ÷ 119,005,781 shares	)	($1,633,578,613 ÷ 114,189,036 shares	)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	247

Statements of Assets and Liabilities ($ Thousands) (Unaudited)

November 30, 2015

	World Equity Ex-US Fund	Screened World Equity Ex-US Fund	Emerging Markets Equity Fund	Opportunistic Income Fund
ASSETS:
Investments at value†	$6,472,732 *	$74,319	$751,177	$2,016,823
Repurchase agreements	—	—	—	5,900
Affiliated investment, at value††	376,548	3,616	1,943	173,184
Cash	1,034	157	12,017	—
Cash equivalents	148,162	1,782	5,895	—
Foreign currency, at value†††	1,693	146	319	—
Cash pledged as collateral for forward foreign currency contracts, future contracts and swap contracts	—	—	—	125
Receivable for fund shares sold	16,632	—	108,894	3,794
Receivable for investment securities sold	14,201	24	4,273	9,110
Dividends and interest receivable	11,983	119	299	7,343
Receivable for variation margin	537	9	—	10
Foreign tax reclaim receivable	6,312	91	8	—
Unrealized gain on foreign spot currency contracts	—	—	8	—
Unrealized gain on forward foreign currency contracts	—	—	—	—
Swap contracts, at value ††††	—	—	—	—
Options purchased, at value†††††	—	—	—	—
Swaptions purchased, at value †††††	—	—	—	—
Prepaid expenses	95	1	45	23
Total Assets	7,049,929	80,264	884,878	2,216,312
LIABILITIES:
Payable upon return on securities loaned	173,529	—	—	—
Payable for investment securities purchased	13,239	70	97,301	42,212
Payable for fund shares redeemed	150,994	15	701	14,954
Income distribution payable	—	—	—	—
Swap contracts, at value††††	—	—	—	—
Options written, at value†††††	—	—	—	—
Payable to custodian, at value†††	—	—	—	1,143
Payable for variation margin	657	13	—	—
Unrealized loss on foreign spot currency contracts	—	—	34	—
Unrealized loss on forward foreign currency contracts	—	—	9	—
Swaptions written, at value†††††	—	—	—	—
Investment advisory fees payable	1,740	17	328	429
CCO fees payable	13	—	1	4
Trustees fees payable	20	—	1	6
Accrued expense payable	521	28	12	34
Accrued foreign capital gains tax on appreciated securities	580	—	—	—
Total Liabilities	341,293	143	98,387	58,782
Net Assets	$6,708,636	$80,121	$786,491	$2,157,530
†Cost of investments and repurchase agreements	6,342,892	76,106	832,278	2,048,090
††Cost of affiliated investments	376,548	3,616	1,943	173,184
†††Cost of foreign currency	—	—	324	—
††††Cost (premiums received)	—	—	—	—
†††††Cost (premiums received)	—	—	—	—
* Includes market value of securities on loan	168,814	—	—	—
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$6,600,869	$90,780	$871,216	$2,223,442
Undistributed (distributions in excess of) net investment income	125,507	1,468	9,094	17,841
Accumulated net realized gain (loss) on investments, option contracts, swaptions, futures contracts, swap contracts and foreign currency	(145,931)	(10,332)	(12,664)	(58,380)
Net unrealized appreciation (depreciation) on investments	129,840	(1,787)	(81,101)	(25,367)
Net unrealized appreciation on options	—	—	—	—
Net unrealized appreciation on swaptions	—	—	—	—
Net unrealized appreciation (depreciation) on futures contracts	25	17	—	(6)
Net unrealized appreciation (depreciation) on swap contracts	—	—	—	—
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(1,094)	(25)	(54)	—
Accumulated foreign capital gains tax on appreciated securities	(580)	—	—	—
Net Assets	$6,708,636	$80,121	$786,491	$2,157,530
Net Asset Value, Offering and Redemption Price Per Share — Class A	$11.27	$8.76	$8.47	$8.13
	($6,708,635,803 ÷ 595,131,451 shares )	($80,120,629 ÷ 9,149,471 shares )	($786,491,490 ÷ 92,885,998 shares )	($2,157,529,987 ÷ 265,467,208 shares )
Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

248	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Core Fixed Income Fund	High Yield Bond Fund	Long Duration Fund	Long Duration Credit Fund	Ultra Short Duration Bond Fund	Emerging Markets Debt Fund

$5,346,004	$2,153,449	$2,786,317	$3,085,088	$628,545	$1,660,755
—	—	—	—	—	—
250,206	119,572	37,758	60,024	1,324	—
4,971	811	834	—	14	3,561
—	—	—	—	—	90,718
636	—	—	—	—	1,820
5,080	1,037	844	—	83	1,479
11,852	93,587	10,869	—	1,945	76,030
268,976	17,619	2,733	51,851	1,521	1,818
26,477	34,929	29,500	36,097	1,542	30,329
664	27	480	152	5	23
11	2	35	—	—	—
—	—	—	—	—	93
1,973	—	—	—	—	11,578
11	156	—	—	—	935
519	—	—	—	—	—
72	—	—	68	—	—
56	29	41	35	7	9
5,917,508	2,421,218	2,869,411	3,233,315	634,986	1,879,148

—	—	—	—	—	—
595,947	39,590	8,620	24,202	12,323	14,692
19,159	7,411	8,831	81,750	13,806	6,477
196	278	387	—	7	—
1,281	—	813	—	—	5,371
308	—	—	—	—	—
—	—	—	5	—	—
604	—	921	145	1	54
—	—	—	—	—	414
153	—	—	—	—	10,887
81	—	—	—	—	—
477	526	303	339	51	550
10	4	5	5	1	3
16	7	10	10	2	5
126	49	77	66	19	156
—	—	—	—	—	—
618,358	47,865	19,967	106,523	26,210	38,609
$5,299,150	$2,373,353	$2,849,444	$3,126,792	$608,776	$1,840,539
5,312,740	2,359,433	2,746,431	3,166,625	630,500	1,904,723
250,206	119,572	37,758	60,024	1,324	—
645	—	—	—	—	1,853
(23)	—	—	—	—	—
(382)	—	—	—	—	—
—	—	—	—	—	—

$5,193,031	$2,612,627	$2,720,423	$3,169,036	$613,768	$2,156,713
2,635	12,831	(1,136)	(27)	(743)	28,227
71,161	(46,865)	91,379	39,319	(2,285)	(95,357)
33,264	(205,984)	39,886	(81,537)	(1,955)	(243,968)
345	—	—	—	—	—
239	—	—	—	—	—
(268)	—	537	1	(9)	(139)
(3,068)	744	(1,645)	—	—	(4,648)
1,811	—	—	—	—	(289)
—	—	—	—	—	—
$5,299,150	$2,373,353	$2,849,444	$3,126,792	$608,776	$1,840,539
$10.46	$8.55	$8.57	$9.90	$9.97	$8.95
($5,299,149,876 ÷ 506,553,590 shares )	($2,373,352,528 ÷ 277,622,376 shares )	($2,849,444,963 ÷ 332,379,106 shares )	($3,126,791,690 ÷ 315,816,821 shares )	($608,775,990 ÷ 61,085,374 shares )	($1,840,538,990 ÷ 205,732,563 shares )

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	249

Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities ($ Thousands) (Unaudited)

November 30, 2015

	Real Return Fund	Limited Duration Bond Fund
ASSETS:
Investments at value†	$145,060	$962,313
Affiliated investment, at value††	—	5,508
Cash	—	—
Foreign currency, at value†††	—	—
Cash equivalents	3,708	—
Cash pledged as collateral for forward foreign currency contracts, future contracts and swap contracts	—	—
Receivable for fund shares sold	1,993	52,312
Receivable for investment securities sold	—	5,019
Dividends and interest receivable	427	3,386
Receivable for variation margin	—	—
Foreign tax reclaim receivable	—	2
Unrealized gain on foreign spot currency contracts	—	—
Unrealized gain on forward foreign currency contracts	—	—
Swap contracts, at value††††	—	—
Prepaid expenses	3	27
Total Assets	151,191	1,028,567
LIABILITIES:
Payable for securities sold short@	—	—
Payable for investment securities purchased	—	7,243
Payable for fund shares redeemed	71	853
Swap contracts, at value††††	—	—
Reverse repurchase agreements	—	—
Income distribution payable	—	19
Payable to custodian	—	98
Payable for variation margin	—	—
Unrealized loss on forward foreign currency contracts	—	—
Investment advisory fees payable	7	71
CCO fees payable	—	1
Trustees fees payable	1	2
Accrued expense payable	4	7
Total Liabilities	83	8,294
Net Assets	$151,108	$1,020,273
†Cost of investments	146,554	966,440
††Cost of affiliated investments	—	5,508
†††Cost of foreign currency	—	—
††††Cost (premiums received)	—	—
@Proceeds from securities sold short	—	—
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$158,214	$1,023,951
Undistributed (distributions in excess of) net investment income (Accumulated net investment loss)	(298)	(185)
Accumulated net realized gain (loss) on investments, option contracts, futures contracts, securities sold short, swap contracts and foreign currency	(5,314)	634
Net unrealized appreciation (depreciation) on investments and securities sold short	(1,494)	(4,127)
Net unrealized appreciation (depreciation) on futures contracts	—	—
Net unrealized appreciation (depreciation) on swap contracts	—	—
Net unrealized appreciation on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	—
Net Assets	$151,108	$1,020,273
Net Asset Value, Offering and Redemption Price Per Share — Class A	$9.49	$9.95
	($151,108,414 ÷ 15,930,046 shares )	($1,020,272,692 ÷ 102,500,037 shares )

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

250	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Intermediate Duration Credit Fund	Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund

$1,520,544	$1,931,583		$858,240
28,879	—		—
2	—		113,374
—	—		2
—	4,114		31,959
—	21,157		1,958
—	8,868		380
15,262	5,206		708
13,222	4,250		1,905
15	1,590		1,288
—	9		27
—	—		1
—	10,269		588
—	1,063		162
12	20		7
1,577,936	1,988,129		1,010,599

—	—		114,619
14,654	668		532
37,693	10,360		6,465
—	307		57
—	—		172,308
—	51		—
40	614		—
—	597		1,104
—	3,147		159
166	96		144
3	3		1
5	6		2
67	32		94
52,628	15,881		295,485
$1,525,308	$1,972,248		$715,114
1,552,683	1,464,427		848,921
28,879	—		—
—	—		8,714
—	—		(29)
—	—		130,000

$1,574,082	$1,387,790		$788,177
55	111,103		(9,390)
(16,593)	(3,326)		(80,817)
(32,139)	467,156		24,700
(97)	1,637		(6,955)
—	756		(973)
—	7,132		372
$1,525,308	$1,972,248		$715,114
$9.68	$16.86		$8.31
($1,525,307,862 ÷ 157,584,391 shares )	($1,972,248,426 ÷ 116,957,432 shares	)	($715,113,537 ÷ 86,101,794 shares )

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	251

Statements of Operations ($ Thousands) (Unaudited)

For the period ended November 30, 2015

	Large Cap Fund	Large Cap Diversified Alpha Fund	Large Cap Disciplined Equity Fund	Large Cap Index Fund
Investment Income
Dividends	$18,794	$664	$38,732	$18,521
Dividends from Affiliated Registered Investment Company	11	—	19	5
Interest Income	1	—	7	—
Security Lending Income — Net	79	—	95	64
Less: Foreign Taxes Withheld	(52)	(7)	(81)	(3)
	18,833	657	38,772	18,587
Expenses:
Investment Advisory Fees	4,478	124	7,943	1,574
Administration Fees	560	16	993	463
Trustee Fees	14	—	25	12
Chief Compliance Officer Fees	5	—	9	4
Custodian/Wire Agent Fees	51	1	94	43
Professional Fees	40	1	73	33
Printing Fees	9	—	17	8
Registration Fees	9	1	34	10
Other Expenses	47	1	85	95
Total Expenses	5,213	144	9,273	2,242
Less:
Waiver of Investment Advisory Fees	(2,463)	(56)	(4,567)	(1,481)
Waiver of Administration Fees	(560)	(16)	(993)	(463)
Fees Paid Indirectly (1)	(11)	—	(21)	—
Net Expenses	2,179	72	3,692	298
Net Investment Income	16,654	585	35,080	18,289
Net Realized and Unrealized Gain (Loss) on:
Investments	85,024	1,947	113,669	31,284
Futures Contracts	1,828	212	(5,822)	(132)
Foreign Currency Transactions	—	—	3	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(137,795)	(5,088)	(165,635)	(70,595)
Futures Contracts	1,014	(6)	3,104	1,150
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	—	(1)	—
Net Decrease in Net Assets Resulting From Operations	$(33,275)	$(2,350)	$(19,602)	$(20,004)

(1) See Note 6 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

252	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

S&P 500 Index Fund	Extended Market Index Fund	Small Cap Fund	Small Cap II Fund	Small/Mid Cap Equity Fund	U.S. Managed Volatility Fund

$32,737	$4,617	$3,915	$1,840	$11,549	$18,171
8	7	3	2	8	6
—	—	—	—	2	2
47	284	435	173	658	—
—	(6)	(9)	(4)	(24)	(121)
32,792	4,902	4,344	2,011	12,193	18,058

466	422	2,052	1,163	5,747	4,765
776	176	158	89	442	367
20	4	4	2	11	9
7	2	2	1	4	3
69	16	15	8	42	31
54	12	11	6	32	25
13	3	3	1	8	6
36	1	3	7	9	6
242	36	14	7	38	29
1,683	672	2,262	1,284	6,333	5,241

(311)	(281)	(631)	(376)	(1,856)	(3,152)
(776)	(176)	(158)	(89)	(442)	(367)
—	—	(2)	(17)	(5)	—
596	215	1,471	802	4,030	1,722
32,196	4,687	2,873	1,209	8,163	16,336

(5,505)	5,614	27,275	10,880	46,272	30,383
(2,915)	(693)	1,320	(156)	1,999	(2,539)
—	—	—	—	—	(18)

(33,225)	(44,534)	(48,710)	(21,284)	(128,005)	(57,418)
2,829	325	(367)	254	(629)	547
—	—	—	—	—	16
$(6,620)	$(34,601)	$(17,609)	$(9,097)	$(72,200)	$(12,693)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	253

Statements of Operations ($ Thousands) (Unaudited)

For the period ended November 30, 2015

	World Equity Ex-US Fund	Screened World Equity Ex-US Fund	Emerging Markets Equity Fund	Opportunistic Income Fund
Investment Income
Dividends	$72,243	$841	$9,087	$108
Dividends from Affiliated Registered Investment Company	21	—	—	19
Interest Income	1	—	2	30,047
Security Lending Income — Net	1,889	—	—	—
Less: Foreign Taxes Withheld	(6,333)	(75)	(1,202)	—
	67,821	766	7,887	30,174
Expenses:
Investment Advisory Fees	19,398	259	3,324	4,913
Administration Fees	1,763	20	158	546
Trustee Fees	44	—	4	13
Chief Compliance Officer Fees	16	—	1	5
Custodian/Wire Agent Fees	370	26	193	48
Professional Fees	131	1	10	38
Printing Fees	29	—	2	9
Registration Fees	84	—	—	6
Overdraft Fees	—	—	—	—
Other Expenses	149	5	9	77
Total Expenses	21,984	311	3,701	5,655
Less:
Waiver of Investment Advisory Fees	(8,464)	(155)	(1,520)	(2,293)
Waiver of Administration Fees	(1,763)	(20)	(158)	(546)
Fees Paid Indirectly(1)	(40)	—	—	—
Net Expenses	11,717	136	2,023	2,816
Net Investment Income	56,104	630	5,864	27,358
Net Realized and Unrealized Gain (Loss) on:
Investments	(156,401)	(1,059)	(12,944)	(2,913)
Futures Contracts	(6,291)	12	—	(185)
Purchased and Written Options	—	—	—	—
Swap Contracts	—	—	—	—
Foreign Currency Transactions	(2,764)	(44)	(258)	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(735,549)	(6,202)	(88,077)	(30,283)
Futures Contracts	(1,902)	12	—	125
Purchased and Written Options	—	—	—	—
Purchased and Written Swaptions	—	—	—	—
Swap Contracts	—	—	—	—
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(329)	(4)	(34)	—
Net Increase (Decrease) in Net Assets Resulting From Operations	$(847,132)	$(6,655)	$(95,449)	$(5,898)

(1) See Note 6 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

254	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Core Fixed Income Fund	High Yield Bond Fund	Long Duration Fund	Long Duration Credit Fund	Ultra Short Duration Bond Fund	Emerging Markets Debt Fund

$—	$1,340	$—	$—	$—	$—
31	12	7	7	1	—
75,933	79,796	67,105	71,314	3,862	59,014
118	—	—	—	—	5
(26)	(15)	(4)	(7)	—	(503)
76,056	81,133	67,108	71,314	3,863	58,516

8,106	5,759	4,595	4,968	512	7,562
1,351	591	766	828	171	445
32	15	19	20	4	11
12	5	7	8	2	4
121	55	74	73	14	266
94	41	55	58	12	30
22	10	13	14	3	7
30	10	18	34	3	7
—	—	—	—	—	—
175	77	81	86	33	51
9,943	6,563	5,628	6,089	754	8,383

(5,134)	(2,451)	(2,604)	(2,816)	(170)	(4,181)
—	(591)	(766)	(828)	(171)	(445)
(1,351)	—	—	—	—	—
3,458	3,521	2,258	2,445	413	3,757
72,598	77,612	64,850	68,869	3,450	54,759

13,802	(22,431)	23,963	(21,502)	(125)	98
3,255	—	(88)	454	—	(658)
929	—	—	—	—	—
1,479	155	(124)	—	—	(10,843)
433	—	—	—	(3)	(50,213)

(97,304)	(205,377)	(152,270)	(74,660)	(2,270)	(105,340)
(1,456)	—	(1,058)	(224)	20	108
272	—	—	—	—	—
38	—	—	—	—	—
(1,740)	834	(256)	—	—	(2,723)
49	—	—	—	—	(7,091)
$(7,645)	$(149,207)	$(64,983)	$(27,063)	$1,072	$(121,903)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	255

Statements of Operations/Consolidated Statement of Operations ($ Thousands) (Unaudited)

For the period ended November 30, 2015

	Real Return Fund	Limited Duration Bond Fund
Investment Income
Dividends	$—	$—
Dividends from Affiliated Registered Investment Company	—	2
Interest Income	1,789	5,252
Less: Foreign Taxes Withheld	—	—
	1,789	5,254
Expenses:
Investment Advisory Fees	223	991
Administration Fees	51	198
Trustee Fees	2	4
Chief Compliance Officer Fees	1	2
Custodian/Wire Agent Fees	1	15
Professional Fees	4	11
Printing Fees	1	3
Registration Fees	—	(4)
Interest Expense on Reverse Repurchase Agreements	—	—
Dividend Expense on Securities Sold Short	—	—
Other Expenses	5	17
Total Expenses	288	1,237
Less:
Waiver of Investment Advisory Fees	(162)	(623)
Waiver of Administration Fees	(51)	(198)
Net Expenses	75	416
Net Investment Income	1,714	4,838
Net Realized and Unrealized Gain (Loss) on:
Investments	(2,697)	603
Securities Sold Short	—	—
Futures Contracts	—	—
Purchased Options	—	—
Swap Contracts	—	—
Foreign Currency Transactions	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,578)	(4,957)
Securities Sold Short	—	—
Futures Contracts	—	—
Purchased Options	—	—
Swap Contracts	—	—
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	—
Net Increase (Decrease) in Net Assets Resulting From Operations	$(2,561)	$484

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

256	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Intermediate Duration Credit Fund	Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund

$—	$20,401	$2,243
4	—	—
22,207	2	4,521
—	(18)	10
22,211	20,385	6,774

2,029	5,786	1,960
406	482	178
10	12	4
4	4	2
36	15	9
21	34	12
6	8	3
104	8	119
—	—	180
—	—	526
25	39	23
2,641	6,388	3,016

(919)	(5,207)	(1,105)
(406)	(482)	(178)
1,316	699	1,733
20,895	19,686	5,041

(13,959)	1,142	(4,727)
—	—	4,683
(540)	(1,591)	(24,341)
—	(2,031)	(211)
—	—	(6)
—	(14,560)	781

(9,139)	(21,034)	(7,444)
—	—	5,549
158	(10,142)	(5,710)
—	421	61
—	756	(426)
—	14,938	122
$(2,585)	$(12,415)	$(26,628)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	257

Statements of Changes in Net Assets ($ Thousands)

For the period ended November 30, 2015 (unaudited) and the year ended May 31, 2015

	Large Cap Fund		Large Cap Diversified Alpha Fund		Large Cap Disciplined Equity Fund
	06/01/15 to 11/30/15	06/01/14 to 05/31/15	06/01/15 to 11/30/15	06/01/14 to 05/31/15	06/01/15 to 11/30/15	06/01/14 to 05/31/15
Operations:
Net Investment Income	$16,654	$31,171	$585	$1,724	$35,080	$73,927
Net Realized Gain (Loss) from Investments, Affiliated Investments and Futures Contracts	86,852	267,769	2,159	21,738	107,847	501,691
Net Realized Gain on Foreign Currency Transactions	—	—	—	—	3	—
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments and Futures Contracts	(136,781)	(30,173)	(5,094)	(9,888)	(162,532)	(47,181)
Net Increase (Decrease) in Net Assets Resulting from Operations	(33,275)	268,767	(2,350)	13,574	(19,602)	528,437
Dividends and Distributions From:
Net Investment Income:
Class A	(15,738)	(32,637)	(227)	(1,987)	(34,264)	(73,454)
Net Realized Gains:
Class A	—	(213,341)	—	(2,247)	—	(558,785)
Total Dividends and Distributions	(15,738)	(245,978)	(227)	(4,234)	(34,264)	(632,239)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	98,328	526,105	9,743	7,304	186,063	393,813
Reinvestment of Dividends & Distributions	15,317	238,120	154	3,514	33,726	620,914
Cost of Shares Redeemed	(256,344)	(726,024)	(12,723)	(95,276)	(630,057)	(1,334,496)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(142,699)	38,201	(2,826)	(84,458)	(410,268)	(319,769)
Net Increase (Decrease) in Net Assets	(191,712)	60,990	(5,403)	(75,118)	(464,134)	(423,571)
Net Assets:
Beginning of Period	2,366,204	2,305,214	63,607	138,725	4,198,645	4,622,216
End of Period	$2,174,492	$2,366,204	$58,204	$63,607	$3,734,511	$4,198,645
Undistributed Net Investment Income Included in Net Assets at Period End	$5,040	$4,124	$358	$—	$11,297	$10,481
(1)	See Note 7 in the Notes to Financial Statements for additional information.
(2)	Includes subscriptions as a result of an in-kind transfer of securities (see Note 11).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

258	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Large Cap Index Fund		S&P 500 Index Fund		Extended Market Index Fund		Small Cap Fund		Small Cap II Fund
06/01/15 to 11/30/15	06/01/14 to 05/31/15	06/01/15 to 11/30/15	06/01/14 to 05/31/15	06/01/15 to 11/30/15	06/01/14 to 05/31/15	06/01/15 to 11/30/15	06/01/14 to 05/31/15	06/01/15 to 11/30/15	06/01/14 to 05/31/15

$18,289	$35,636	$32,196	$37,545	$4,687	$7,645	$2,873	$4,172	$1,209	$1,486

31,152	80,050	(8,420)	(469)	4,921	20,338	28,595	44,616	10,724	22,166
—	—	—	—	—	1	—	—	—	—

(69,445)	97,399	(30,396)	134,819	(44,209)	36,273	(49,077)	15,049	(21,030)	11,465
(20,004)	213,085	(6,620)	171,895	(34,601)	64,257	(17,609)	63,837	(9,097)	35,117

(17,261)	(36,785)	(30,272)	(31,162)	(3,952)	(8,576)	(2,359)	(4,749)	(1,047)	(1,730)

—	(112,771)	—	(2,404)	—	(12,821)	—	(17,304)	—	(22,274)
(17,261)	(149,556)	(30,272)	(33,566)	(3,952)	(21,397)	(2,359)	(22,053)	(1,047)	(24,004)

105,310	308,586	292,829	2,662,395 (2)	72,847	264,461	15,392	69,000	58,965	148,293
17,199	148,236	30,023	33,048	3,940	21,340	1,915	18,158	1,015	22,855
(283,829)	(453,706)	(254,853)	(475,519)	(75,596)	(104,581)	(120,706)	(137,872)	(25,819)	(60,838)

(161,320)	3,116	67,999	2,219,924	1,191	181,220	(103,399)	(50,714)	34,161	110,310
(198,585)	66,645	31,107	2,358,253	(37,362)	224,080	(123,367)	(8,930)	24,017	121,423

1,972,254	1,905,609	3,194,844	836,591	737,363	513,283	683,624	692,554	373,858	252,435
$1,773,669	$1,972,254	$3,225,951	$3,194,844	$700,001	$737,363	$560,257	$683,624	$397,875	$373,858
$6,062	$5,034	$11,420	$9,496	$1,019	$284	$948	$434	$358	$196

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	259

Statements of Changes in Net Assets ($ Thousands)

For the period ended November 30, 2015 (unaudited) and the year or period ended May 31, 2015

	Small/Mid Cap Equity Fund		U.S. Managed Volatility Fund		World Equity Ex-US Fund
	06/01/15 to 11/30/15	06/01/14 to 05/31/15	06/01/15 to 11/30/15	06/01/14 to 05/31/15	06/01/15 to 11/30/15	06/01/14 to 05/31/15
Operations:
Net Investment Income	$8,163	$12,378	$16,336	$30,106	$56,104	$140,241
Net Realized Gain (Loss) from Investments, Affiliated Investments, Purchased and Written Options, Purchased and Written Swaptions, Futures Contracts and Swap Contracts	48,271	273,569	27,844	116,939	(162,692)	170,588
Net Realized Gain (Loss) on Foreign Currency Transactions	—	(2)	(18)	11	(2,764)	(4,709)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments, Purchased and Written Options, Purchased and Written Swaptions, Futures Contracts and Swap Contracts	(128,634)	(86,593)	(56,871)	17,591	(737,451)	(155,553)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Transactions	—	—	16	(20)	(329)	(415)
Net Increase (Decrease) in Net Assets Resulting from Operations	(72,200)	199,352	(12,693)	164,627	(847,132)	150,152
Dividends and Distributions From:
Net Investment Income:
Class A	(5,919)	(13,133)	(15,351)	(30,488)	—	(135,664)
Net Realized Gains:
Class A	—	(249,463)	—	(135,734)	—	(82,563)
Total Dividends and Distributions	(5,919)	(262,596)	(15,351)	(166,222)	—	(218,227)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	84,515	209,230	372,075	299,776	609,836	1,723,101
Reinvestment of Dividends & Distributions	5,847	258,096	15,013	161,311	—	213,272
Cost of Shares Redeemed	(176,159)	(373,749)	(140,103)	(281,378)	(698,912)	(946,582)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(85,797)	93,577	246,985	179,709	(89,076)	989,791
Net Increase (Decrease) in Net Assets	(163,916)	30,333	218,941	178,114	(936,208)	921,716
Net Assets:
Beginning of Period	1,859,609	1,829,276	1,414,638	1,236,524	7,644,844	6,723,128
End of Period	$1,695,693	$1,859,609	$1,633,579	$1,414,638	$6,708,636	$7,644,844
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Period End	$7,176	$4,932	$4,727	$3,742	$125,507	$69,403
(1)	See Note 7 in the Notes to Financial Statements for additional information.
(2)	Commenced operations on October 31, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

260	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Screened World Equity Ex-US Fund		Emerging Markets Equity Fund(2)		Opportunistic Income Fund		Core Fixed Income Fund		High Yield Bond Fund
06/01/15 to 11/30/15	06/01/14 to 05/31/15	06/01/15 to 11/30/15	10/31/14 to 05/31/15	06/01/15 to 11/30/15	06/01/14 to 05/31/15	06/01/15 to 11/30/15	06/01/14 to 05/31/15	06/01/15 to 11/30/15	06/01/14 to 05/31/15

$630	$1,595	$5,864	$3,366	$27,358	$52,573	$72,598	$157,639	$77,612	$139,705
(1,047)	3,723	(12,944)	1,333	(2,913)	(1,837)	19,465	120,412	(22,276)	5,137
(44)	(95)	(258)	(263)	(185)	(1)	433	5,999	—	—
(6,190)	(5,134)	(88,077)	6,976	(30,283)	(10,366)	(100,190)	(52,348)	(204,543)	(79,189)

(4)	(16)	(34)	(20)	125	—	49	613	—	—

(6,655)	73	(95,449)	11,392	(5,898)	40,369	(7,645)	232,315	(149,207)	65,653

—	(1,372)	—	(668)	(27,591)	(51,651)	(74,835)	(161,700)	(76,569)	(138,330)

—	—	—	—	—	—	—	(19,513)	—	(49,592)
—	(1,372)	—	(668)	(27,591)	(51,651)	(74,835)	(181,213)	(76,569)	(187,922)

5,411	17,626	324,205	607,465	224,519	755,105	491,565	1,588,584	268,029	678,945
—	924	—	658	26,612	50,192	73,433	177,099	74,565	181,899
(2,514)	(10,489)	(34,228)	(26,884)	(227,590)	(502,388)	(784,175)	(2,126,284)	(260,235)	(396,907)

2,897	8,061	289,977	581,239	23,541	302,909	(219,177)	(360,601)	82,359	463,937
(3,758)	6,762	194,528	591,963	(9,948)	291,627	(301,657)	(309,499)	(143,417)	341,668

83,879	77,117	591,963	—	2,167,478	1,875,851	5,600,807	5,910,306	2,516,770	2,175,102
$80,121	$83,879	$786,491	$591,963	$2,157,530	$2,167,478	$5,299,150	$5,600,807	$2,373,353	$2,516,770

$1,468	$838	$9,094	$3,230	$17,841	$18,074	$2,635	$(5,502)	$12,831	$11,788

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	261

Statements of Changes in Net Assets ($ Thousands)

For the period ended November 30, 2015 (unaudited) and the year or period ended May 31, 2015

	Long Duration Fund		Long Duration Credit Fund		Ultra Short Duration Bond Fund
	06/01/15 to 11/30/15	06/01/14 to 05/31/15	06/01/15 to 11/30/15	06/01/14 to 05/31/15	06/01/15 to 11/30/15	06/01/14 to 05/31/15
Operations:
Net Investment Income (Loss)	$64,850	$155,999	$68,869	$131,239	$3,450	$7,299
Net Realized Gain (Loss) from Investments, Affiliated Investments, Futures Contracts and Swap Contracts	23,751	171,115	(21,048)	96,729	(125)	75
Net Realized Loss on Foreign Currency Transactions	—	—	—	—	(3)	—
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments, Futures Contracts and Swap Contracts	(153,584)	(82,758)	(74,884)	(115,374)	(2,250)	(1,864)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Transactions	—	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(64,983)	244,356	(27,063)	112,594	1,072	5,510
Dividends and Distributions From:
Net Investment Income:
Class A	(64,690)	(155,525)	(68,926)	(131,283)	(4,193)	(8,484)
Net Realized Gains:
Class A	—	(43,415)	—	—	—	—
Return of Capital:
Class A	—	—	—	—	—	—
Total Dividends and Distributions	(64,690)	(198,940)	(68,926)	(131,283)	(4,193)	(8,484)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	285,289	506,434	99,689	1,426,153 (2)	164,766	396,249
Reinvestment of Dividends & Distributions	61,870	191,899	68,284	130,812	4,147	8,329
Cost of Shares Redeemed	(711,887)	(1,421,341)	(410,420)	(893,305)	(202,888)	(473,931)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(364,728)	(723,008)	(242,447)	663,660	(33,975)	(69,353)
Net Increase (Decrease) in Net Assets	(494,401)	(677,592)	(338,436)	644,971	(37,096)	(72,327)
Net Assets:
Beginning of Period	3,343,845	4,021,437	3,465,228	2,820,257	645,872	718,199
End of Period	$2,849,444	$3,343,845	$3,126,792	$3,465,228	$608,776	$645,872
Undistributed (Distributions in Excess of) Net Investment Income (Accumulated Net Investment Loss) Included in Net Assets at Period End	$(1,136)	$(1,296)	$(27)	$30	$(743)	$—
(1)	See Note 7 in the Notes to Financial Statements for additional information.
(2)	Includes subscriptions as a result of an in-kind transfer of securities (see Note 11).
(3)	Commenced operations on July 31, 2014.
(4)	Commenced operations on March 31, 2015.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

262	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Emerging Markets Debt Fund		Real Return Fund		Limited Duration Bond Fund(3)		Intermediate Duration Credit Fund(4)
06/01/15 to 11/30/15	06/01/14 to 05/31/15	06/01/15 to 11/30/15	06/01/14 to 05/31/15	06/01/15 to 11/30/15	07/31/14 to 05/31/15	06/01/15 to 11/30/15	03/31/15 to 05/31/15

$54,759	$97,783	$1,714	$(1,629)	$4,838	$2,725	$20,895	$4,939
(11,403)	(1,121)	(2,697)	(77)	603	246	(14,499)	(2,064)
(50,213)	(40,767)	—	—	—	—	—	—
(107,955)	(167,068)	(1,578)	(1,368)	(4,957)	830	(8,981)	(23,255)
(7,091)	4,102	—	—	—	—	—	—
(121,903)	(107,071)	(2,561)	(3,074)	484	3,801	(2,585)	(20,380)

(14,387)	(62,267)	—	(1,584)	(5,026)	(2,884)	(20,840)	(4,969)

—	—	—	—	—	(53)	—	—

—	—	—	—	—	—	—	(129)
(14,387)	(62,267)	—	(1,584)	(5,026)	(2,937)	(20,840)	(5,098)

285,939	593,399	53,676	58,556	419,046	692,080	198,930	1,646,813 (2)
14,029	60,474	—	1,563	4,912	2,847	20,586	5,009
(159,915)	(243,859)	(127,342)	(35,704)	(69,722)	(25,212)	(270,900)	(26,227)

140,053	410,014	(73,666)	24,415	354,236	669,715	(51,384)	1,625,595
3,763	240,676	(76,227)	19,757	349,694	670,579	(74,809)	1,600,117

1,836,776	1,596,100	227,335	207,578	670,579	—	1,600,117	—
$1,840,539	$1,836,776	$151,108	$227,335	$1,020,273	$670,579	$1,525,308	$1,600,117
$28,227	$(12,145)	$(298)	$(2,012)	$(185)	$3	$55	$—

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	263

Consolidated Statements of Changes in Net Assets ($ Thousands)

For the period ended November 30, 2015 (unaudited) and the year ended May 31, 2015

	Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund
	06/01/15 to 11/30/15	06/01/14 to 05/31/15	06/01/15 to 11/30/15	06/01/14 to 05/31/15
Operations:
Net Investment Income	$19,686	$34,532	$5,041	$2,099
Net Realized Gain (Loss) from Investments, Securities Sold Short, Purchased Options, Futures Contracts and Swap Contracts	(2,480)	36,631	(24,602)	(53,110)
Net Realized Gain (Loss) on Foreign Currency Transactions	(14,560)	148,542	781	2,037
Net Change in Unrealized Appreciation (Depreciation) on Investments, Securities Sold Short, Purchased Options, Futures Contracts and Swap Contracts	(29,999)	156,029	(7,970)	11,027
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Transactions	14,938	(16,157)	122	245
Net Increase (Decrease) in Net Assets Resulting from Operations	(12,415)	359,577	(26,628)	(37,702)
Dividends and Distributions From:
Net Investment Income:
Class A	—	(84,817)	—	(12,380)
Return of Capital:
Class A	—	—	—	(2,378)
Total Dividends and Distributions	—	(84,817)	—	(14,758)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	160,024	412,308	114,055	226,397
Reinvestment of Dividends & Distributions	—	83,152	—	13,785
Cost of Shares Redeemed	(168,937)	(333,966)	(103,125)	(172,932)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(8,913)	161,494	10,930	67,250
Net Increase (Decrease) in Net Assets	(21,328)	436,254	(15,698)	14,790
Net Assets:
Beginning of Period	1,993,576	1,557,322	730,812	716,022
End of Period	$1,972,248	$1,993,576	$715,114	$730,812
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Period End	$111,103	$91,417	$(9,390)	$(14,431)
(1)	See Note 7 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

264	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Consolidated Statement of Cash Flows ($ Thousands) (Unaudited)

For the period ended November 30, 2015

Multi-Asset Real Return Fund
Cash Flows from Operating Activities:
Net Decrease in Net Assets from Operations	$(26,628)
Adjustments to Reconcile Net Decrease in Net Assets Resulting from Operations to Net Cash Used in Operating Activities:
Purchase of Investment Securities	(418,493)
Proceeds from Disposition of Investment Securities	414,583
Purchased Options/Purchases to Cover Written Options & Securities Sold Short	(134,845)
Proceeds from Sale of Options/Expired Options and Securities Sold Short	154,120
Amortization (Accretion of Market Discount)	(876)
Net Realized (Gain) Loss on:
Investments	4,727
Options	211
Securities Sold Short	(4,683)
Net Change in Unrealized (Appreciation) Depreciation on:
Investments	7,444
Options	(61)
Securities Sold Short	(5,549)
Changes in assets:
Foreign currency, at value	528
Cash equivalents	(31,959)
Cash pledged as collateral for forward foreign currency contracts, futures contracts and swap contracts	(415)
Receivable for investment securities sold	4,579
Dividends and interest receivable	(118)
Receivable for variation margin	1,933
Unrealized gain on foreign spot currency contracts	6
Unrealized gain on forward foreign currency contracts	(206)
Swap contracts, at value	(118)
Prepaid expenses	(3)
Changes in liabilities:
Payable for investment securities purchased	(8,804)
Swap contracts, at value	(1)
Payable for variation margin	(472)
Unrealized loss on forward foreign currency contracts	58
Unrealized loss on foreign spot currency contracts	(25)
Investment advisory fees payable	(6)
Accrued expense payable	24
Net Cash Used in Operating Activities	(45,049)
Cash Flows from Financing Activities:
Reverse repurchase agreements	36,676
Proceeds from Shares Issued	115,490
Cost of Shares Redeemed	(101,900)
Net Cash Provided by Financing Activities	50,266
Net Change in Cash	5,217
Cash at beginning of period	108,157
Cash at end of period	$113,374
Supplemental Disclosure of Cash Flow Information
Interest Paid	$180

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	265

Financial Highlights

For the period ended November 30, 2015 (unaudited) and the years or periods ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class A
2015@	$22.89	$0.17	$0.96	$1.13	$(1.54)	$—	$(1.54)	$22.48	(1.08)%	$2,174,492	0.20%		0.20%		0.47%		1.49%	37%
2015	22.72	0.30	2.27	2.57	(0.31)	(2.09)	(2.40)	22.89	11.95	2,366,204	0.19		0.19		0.47		1.30	60
2014	20.94	0.30	3.96	4.26	(0.30)	(2.18)	(2.48)	22.72	21.32	2,305,214	0.18		0.18		0.46		1.38	59
2013	17.07	0.34	4.38	4.72	(0.33)	(0.52)	(0.85)	20.94	28.44	1,897,837	0.19	(6)	0.19	(6)	0.46	(6)	1.79	47
2012	18.40	0.25	(0.61)	(0.36)	(0.24)	(0.73)	(0.97)	17.07	(1.69)	1,774,178	0.26	(3)	0.26	(3)	0.47	(3)	1.47	83
2011	14.84	0.22	3.56	3.78	(0.22)	—	(0.22)	18.40	25.70	1,616,607	0.26		0.26		0.47		1.35	85
Large Cap Diversified Alpha Fund
Class A
2015@	$15.28	$0.14	$(0.62)	$(0.48)	$(0.06)	$—	$(0.06)	$14.74	(3.16)%	$58,204	0.24%		0.24%		0.47%		1.89%	72%
2015	14.05	0.22	1.50	1.72	(0.23)	(0.26)	(0.49)	15.28	12.43	63,607	0.24		0.24		0.47		1.49	110
2014	11.59	0.16	2.42	2.58	(0.12)	—	(0.12)	14.05	22.36	138,725	0.24		0.24		0.46		1.24	121
2013	9.41	0.16	2.22	2.38	(0.20)	—	(0.20)	11.59	25.66	309,577	0.24		0.24		0.46		1.55	82
2012	9.53	0.13	(0.16)	(0.03)	(0.09)	—	(0.09)	9.41	(0.24)	320,907	0.31		0.31		0.47		1.40	101
2011	7.69	0.11	1.88	1.99	(0.15)	—	(0.15)	9.53	26.09	364,180	0.31		0.31		0.47		1.30	143
Large Cap Disciplined Equity Fund
Class A
2015@	$14.38	$0.12	$(0.14)	$(0.02)	$(0.12)	$—	$(0.12)	$14.24	(0.10)%	$3,734,511	0.18%		0.18%		0.47%		1.77%	53%
2015	14.79	0.24	1.45	1.69	(0.23)	(1.87)	(2.10)	14.38	12.23	4,198,645	0.18	(12)	0.18	(12)	0.47	(12)	1.61	113
2014	13.24	0.23	2.39	2.62	(0.20)	(0.87)	(1.07)	14.79	20.49	4,622,216	0.18	(9)	0.18	(9)	0.46	(9)	1.65	110
2013	10.58	0.21	2.73	2.94	(0.28)	—	(0.28)	13.24	28.24	5,500,315	0.17	(5)	0.17	(5)	0.46	(5)	1.80	109
2012	10.87	0.16	(0.29)	(0.13)	(0.16)	—	(0.16)	10.58	(1.14)	5,436,390	0.18	(4)	0.18	(4)	0.47	(4)	1.54	93
2011	8.86	0.15	2.08	2.23	(0.22)	—	(0.22)	10.87	25.39	7,773,980	0.18		0.18		0.47		1.54	118
Large Cap Index Fund
Class A
2015@	$169.36	$1.63	$(3.12)	$(1.49)	$(1.54)	$—	$(1.54)	$166.33	(0.85)%	$1,773,669	0.03%		0.03%		0.24%		1.98%	5%
2015	164.21	3.14	15.63	18.77	(3.23)	(10.39)	(13.62)	169.36	11.89	1,972,254	0.03		0.03		0.24		1.87	12
2014	140.87	2.91	25.93	28.84	(3.02)	(2.48)	(5.50)	164.21	20.88	1,905,609	0.02		0.02		0.23		1.92	10
2013	113.85	2.77	28.02	30.79	(2.61)	(1.16)	(3.77)	140.87	27.55	2,214,088	0.03		0.03		0.23		2.18	14
2012	117.49	2.26	(3.78)	(1.52)	(2.12)	—	(2.12)	113.85	(1.24)	1,255,669	0.06		0.06		0.24		2.01	12
2011	94.53	2.01	22.98	24.99	(2.03)	—	(2.03)	117.49	26.77	770,135	0.06		0.06		0.24		1.91	17
S&P 500 Index Fund
Class A
2015@	$11.69	$0.12	$(0.15)	$(0.03)	$(0.11)	$—	$(0.11)	$11.55	(0.21)%	$3,225,951	0.04%		0.04%		0.11%		2.08%	5%
2015	10.68	0.23	1.01	1.24	(0.21)	(0.02)	(0.23)	11.69	11.71	3,194,844	0.04		0.04		0.11		2.03	15
2014(10)	10.00	0.09	0.63	0.72	(0.04)	—	(0.04)	10.68	7.27	836,591	0.04		0.04		0.11		2.02	3
Extended Market Index Fund
2015@	$13.69	$0.09	$(0.72)	$(0.63)	$(0.07)	$—	$(0.07)	$12.99	(4.56)%	$700,001	0.06%		0.06%		0.19%		1.34%	14%
2015	12.74	0.17	1.27	1.44	(0.19)	(0.30)	(0.49)	13.69	11.61	737,363	0.06		0.06		0.19		1.30	19
2014	10.77	0.17	2.03	2.20	(0.14)	(0.09)	(0.23)	12.74	20.59	513,283	0.06		0.06		0.18		1.36	17
2013(7)	10.00	0.03	0.75	0.78	(0.01)	—	(0.01)	10.77	7.84	174,107	0.11		0.11		0.22		1.30	4
Small Cap Fund
Class A
2015@	$19.06	$0.08	$(0.53)	$(0.45)	$(0.07)	$—	$(0.07)	$18.54	(2.35)%	$560,257	0.47	%(14)	0.47	%(14)	0.72	%(14)	0.91%	45%
2015	17.95	0.11	1.62	1.73	(0.13)	(0.49)	(0.62)	19.06	9.86	683,624	0.48	(13)	0.48	(13)	0.72	(13)	0.61	113
2014	15.42	0.12	2.56	2.68	(0.15)	—	(0.15)	17.95	17.39	692,554	0.47		0.47		0.72		0.67	63
2013	12.04	0.13	3.42	3.55	(0.17)	—	(0.17)	15.42	29.71	778,976	0.47		0.47		0.71		1.01	85
2012	13.49	0.11	(1.47)	(1.36)	(0.09)	—	(0.09)	12.04	(10.11)	753,232	0.54		0.54		0.72		0.88	85
2011	10.69	0.09	2.84	2.93	(0.13)	—	(0.13)	13.49	27.56	722,825	0.54		0.54		0.72		0.76	86
Small Cap II Fund
Class A
2015@	$12.95	$0.04	$(0.39)	$(0.35)	$(0.04)	$—	$(0.04)	$12.56	(2.72)%	$397,875	0.45%		0.45%		0.71%		0.68%	50%
2015	12.50	0.06	1.42	1.48	(0.07)	(0.96)	(1.03)	12.95	12.58	373,858	0.46		0.46		0.72		0.49	107
2014	12.23	0.06	2.01	2.07	(0.07)	(1.73)	(1.80)	12.50	17.35	252,435	0.46	(8)	0.46	(8)	0.71	(8)	0.50	108
2013	9.62	0.09	2.64	2.73	(0.09)	(0.03)	(0.12)	12.23	28.54	221,697	0.48		0.48		0.72		0.88	113
2012(2)	10.00	0.02	(0.40)	(0.38)	—	—	—	9.62	(3.80)	62,066	0.59		0.59		0.78		1.07	9

@	For the six-month period ended November 30, 2015. All ratios for the period have been annualized.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Commenced operations on April 10, 2012. All ratios for the period have been annualized.
(3)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.26%, 0.26% and 0.47%, respectively.
(4)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.18%, 0.18% and 0.47%, respectively.
(5)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.17%, 0.17% and 0.46%, respectively.
(6)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.19%, 0.19% and 0.46%, respectively.
(7)	Commenced operations on February 28, 2013. All ratios for the period have been annualized.
(8)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.46%, 0.46% and 0.71%, respectively.
(9)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.18%, 0.18% and 0.46%, respectively.
(10)	Commenced operations on December 18, 2013. All ratios for the period have been annualized.
(11)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.18%, 0.18% and 0.41%, respectively.
(12)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.18%, 0.18% and 0.47%, respectively.
(13)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.48%, 0.48% and 0.72%, respectively.
(14)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.47%, 0.47% and 0.72%, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

266	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Financial Highlights

For the period ended November 30, 2015 (unaudited) and the years or periods ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Small/Mid Cap Equity Fund
Class A
2015@	$14.89	$0.07	$(0.66)		$(0.59)	$(0.05)	$—	$(0.05)	$14.25	(3.97)%	$1,695,693	0.46%	0.46%	0.72%	0.93%	36%
2015	15.58	0.10	1.47		1.57	(0.10)	(2.16)	(2.26)	14.89	11.16	1,859,609	0.47	0.47	0.72	0.66	95
2014	15.69	0.09	2.87		2.96	(0.11)	(2.96)	(3.07)	15.58	20.09	1,829,276	0.46	0.46	0.71	0.55	54
2013	12.34	0.14	3.45		3.59	(0.15)	(0.09)	(0.24)	15.69	29.49	2,153,745	0.46	0.46	0.71	1.02	92
2012	13.62	0.09	(1.28)		(1.19)	(0.09)	—	(0.09)	12.34	(8.71)	1,981,358	0.49	0.49	0.72	0.77	84
2011	10.53	0.08	3.07		3.15	(0.06)	—	(0.06)	13.62	29.99	2,315,082	0.49	0.49	0.72	0.68	99
U.S. Managed Volatility Fund
Class A
2015@	$14.64	$0.16	$(0.34)		$(0.18)	$(0.15)	$—	$(0.15)	$14.31	(1.21)%	$1,633,579	0.24%	0.24%	0.72%	2.23%	27%
2015	14.74	0.34	1.52		1.86	(0.34)	(1.62)	(1.96)	14.64	13.33	1,414,638	0.24	0.24	0.72	2.27	58
2014	13.54	0.31	2.42		2.73	(0.31)	(1.22)	(1.53)	14.74	21.39	1,236,524	0.23	0.23	0.71	2.19	72
2013	11.39	0.32	2.37		2.69	(0.31)	(0.23)	(0.54)	13.54	24.19	1,145,980	0.24	0.24	0.71	2.55	41
2012	12.15	0.25	0.01		0.26	(0.21)	(0.81)	(1.02)	11.39	2.62	722,082	0.35	0.35	0.73	2.25	44
2011	11.16	0.22	2.72		2.94	(0.23)	(1.72)	(1.95)	12.15	28.97	133,811	0.35	0.35	0.72	1.92	114
World Equity Ex-US Fund
Class A
2015@	$12.68	$0.09	$(1.50)		$(1.41)	$—	$—	$—	$11.27	(11.12)%	$6,708,636	0.33%	0.33%	0.63%	1.60%	23%
2015	12.86	0.25	(0.03	)(5)	0.22	(0.25)	(0.15)	(0.40)	12.68	1.93	7,644,844	0.34	0.34	0.62	2.00	45
2014	11.51	0.24	1.40		1.64	(0.29)	—	(0.29)	12.86	14.31	6,723,128	0.34	0.34	0.62	2.01	46
2013	9.24	0.25	2.24		2.49	(0.22)	—	(0.22)	11.51	27.11	6,192,852	0.35	0.35	0.62	2.30	52
2012	11.71	0.23	(2.50)		(2.27)	(0.20)	—	(0.20)	9.24	(19.36)	4,623,934	0.45	0.45	0.63	2.28	56
2011	9.09	0.23	2.59		2.82	(0.20)	—	(0.20)	11.71	31.12	5,129,089	0.45	0.45	0.64	2.12	85
Screened World Equity Ex-US Fund
Class A
2015@	$9.52	$0.07	$(0.83)		$(0.76)	$—	$—	$—	$8.76	(7.98)%	$80,121	0.34%	0.34%	0.79%	1.59%	21%
2015	9.69	0.18	(0.19)		(0.01)	(0.16)	—	(0.16)	9.52	(0.04)	83,879	0.36	0.36	0.78	1.96	63
2014	8.66	0.16	1.04		1.20	(0.17)	—	(0.17)	9.69	13.87	77,117	0.44	0.44	0.85	1.75	45
2013	7.02	0.15	1.64		1.79	(0.15)	—	(0.15)	8.66	25.69	62,521	0.50	0.50	0.89	1.81	76
2012	9.01	0.13	(1.97)		(1.84)	(0.15)	—	(0.15)	7.02	(20.39)	48,756	0.74	0.74	0.93	1.63	76
2011	7.04	0.12	1.98		2.10	(0.13)	—	(0.13)	9.01	29.93	54,844	0.77	0.77	1.06	1.42	89
Emerging Markets Equity Fund
Class A
2015@	$10.01	$0.08	$(1.62)		$(1.54)	$—	$—	$—	$8.47	(15.38)%	$786,491	0.64%	0.64%	1.17%	1.86%	61%
2015(4)	10.00	0.10	(0.07	)(5)	0.03	(0.02)	—	(0.02)	10.01	0.33	591,963	0.65	0.65	1.16	1.57	103
Opportunistic Income Fund
Class A
2015@	$8.25	$0.10	$(0.12)		$(0.02)	$(0.10)	$—	$(0.10)	$8.13	(0.20)%	$2,157,530	0.26%	0.26%	0.52%	2.51%	23%
2015	8.31	0.22	(0.06)		0.16	(0.22)	—	(0.22)	8.25	1.91	2,167,478	0.26	0.26	0.52	2.64	42
2014	8.26	0.19	0.02		0.21	(0.16)	—	(0.16)	8.31	2.59	1,875,851	0.24 (2)	0.24 (2)	0.52 (2)	2.34	121
2013	7.97	0.12	0.34		0.46	(0.17)	—	(0.17)	8.26	5.78	996,522	0.21	0.26	0.52	1.41	26
2012	7.95	0.15	0.04		0.19	(0.17)	—	(0.17)	7.97	2.49	218,959	0.41	0.41	0.53	1.94	58
2011	7.69	0.13	0.31		0.44	(0.18)	—	(0.18)	7.95	5.81	295,277	0.41	0.41	0.53	1.68	17
Core Fixed Income Fund
Class A
2015@	$10.62	$0.14	$(0.15)		$(0.01)	$(0.15)	$—	$(0.15)	$10.46	(0.13)%	$5,299,150	0.13%	0.13%	0.37%	2.69%	167%
2015	10.54	0.27	0.12		0.39	(0.28)	(0.03)	(0.31)	10.62	3.79	5,600,807	0.13	0.13	0.37	2.59	316
2014	10.54	0.29	0.05		0.34	(0.30)	(0.04)	(0.34)	10.54	3.36	5,910,306	0.12	0.12	0.36	2.78	329
2013	10.63	0.27	0.06		0.33	(0.29)	(0.13)	(0.42)	10.54	3.12	6,484,218	0.13	0.13	0.36	2.53	315
2012	10.39	0.34	0.47		0.81	(0.36)	(0.21)	(0.57)	10.63	7.98	7,081,317	0.14	0.14	0.37	3.21	386
2011	10.35	0.38	0.44		0.82	(0.39)	(0.39)	(0.78)	10.39	8.17	6,761,399	0.16 (3)	0.16 (3)	0.38 (3)	3.60	422

@	For the six-month period ended November 30, 2015. All ratios for the period have been annualized.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.24%, 0.24% and 0.52%, respectively.
(3)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.14%, 0.14% and 0.36%, respectively.
(4)	Commenced operations on October 31, 2014. All ratios for the period have been annualized.
(5)	The amount shown for the year ended May 31, 2015, for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	267

Financial Highlights

For the period ended November 30, 2015 (unaudited) and the years or periods ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
High Yield Bond Fund
Class A
2015@	$9.41	$0.30	$(0.87)	$(0.57)	$(0.29)	$—	$(0.29)	$8.55	(6.12)%	$2,373,353	0.30%	0.30%	0.56%	6.59%	26%
2015	9.96	0.58	(0.34)	0.24	(0.58)	(0.21)	(0.79)	9.41	2.63	2,516,770	0.30	0.30	0.56	6.09	55
2014	10.01	0.63	0.10	0.73	(0.62)	(0.16)	(0.78)	9.96	7.75	2,175,102	0.30	0.30	0.56	6.41	65
2013	9.30	0.71	0.69	1.40	(0.69)	—	(0.69)	10.01	15.46	2,162,551	0.30 (7)	0.30 (7)	0.56 (7)	7.23	72
2012	9.58	0.74	(0.29)	0.45	(0.72)	(0.01)	(0.73)	9.30	5.09	1,914,780	0.35 (5)	0.35 (5)	0.56 (5)	7.97	50
2011	8.74	0.79	0.81	1.60	(0.76)	(0.00)‡	(0.76)	9.58	19.06	1,939,023	0.35	0.35	0.56	8.48	90
Long Duration Fund
Class A
2015@	$8.92	$0.18	$(0.35)	$(0.17)	$(0.18)	$—	$(0.18)	$8.57	(1.87)%	$2,849,444	0.15%	0.15%	0.37%	4.25%	35%
2015	8.88	0.36	0.14	0.50	(0.36)	(0.10)	(0.46)	8.92	5.68	3,343,845	0.15	0.15	0.37	4.00	73
2014	8.75	0.36	0.17	0.53	(0.36)	(0.04)	(0.40)	8.88	6.41	4,021,437	0.15	0.15	0.37	4.28	105
2013	9.65	0.36	(0.25)	0.11	(0.36)	(0.65)	(1.01)	8.75	0.78	3,322,291	0.16	0.16	0.37	3.80	96
2012	8.83	0.41	1.42	1.83	(0.42)	(0.59)	(1.01)	9.65	21.70	5,497,375	0.20	0.20	0.37	4.45	121
2011	8.69	0.44	0.46	0.90	(0.43)	(0.33)	(0.76)	8.83	10.74	3,523,154	0.20 (4)	0.20 (4)	0.37 (4)	5.03	85
Long Duration Credit Fund(10)
Class A
2015@	$10.18	$0.21	$(0.28)	$0.07	$(0.21)	$—	$(0.21)	$9.90	(0.70)%	$3,126,792	0.15%	0.15%	0.37%	4.17%	38%
2015	10.20	0.43	(0.02)	0.41	(0.43)	—	(0.43)	10.18	4.02	3,465,228	0.15	0.15	0.37	4.16	151
2014	9.93	0.44	0.32	0.76	(0.44)	(0.05)	(0.49)	10.20	8.10	2,820,257	0.15	0.15	0.36	4.56	115
2013(6)	10.00	0.39	0.00 ‡	0.39	(0.39)	(0.07)	(0.46)	9.93	3.75	2,082,952	0.15	0.15	0.36	4.08	100
Ultra Short Duration Bond Fund
Class A
2015@	$10.01	$0.05	$(0.03)	$0.02	$(0.06)	$—	$(0.06)	$9.97	0.22%	$608,776	0.12%	0.12%	0.22%	1.01%	53%
2015	10.05	0.09	(0.02)	0.07	(0.11)	—	(0.11)	10.01	0.72	645,872	0.12	0.12	0.22	0.95	112
2014	10.04	0.09	0.02	0.11	(0.10)	—	(0.10)	10.05	1.13	718,199	0.11	0.11	0.21	0.87	118
2013	9.95	0.10	0.11	0.21	(0.12)	—	(0.12)	10.04	2.14	522,593	0.12	0.12	0.21	1.02	178
2012	9.99	0.11	(0.02)	0.09	(0.13)	—	(0.13)	9.95	0.86	298,223	0.16	0.16	0.21	1.14	222
2011(3)	10.00	0.04	(0.01)	0.03	(0.04)	—	(0.04)	9.99	0.33	313,358	0.18	0.18	0.23	1.65	23
Emerging Markets Debt Fund
Class A
2015@	$9.65	$0.28	$(0.90)	$(0.62)	$(0.08)	$—	$(0.08)	$8.95	(6.50)%	$1,840,539	0.42%	0.42%	0.94%	6.17%	37%
2015	10.68	0.57	(1.22)	(0.65)	(0.38)	—	(0.38)	9.65	(6.17)	1,836,776	0.40	0.40	0.93	5.69	78
2014	11.11	0.60	(0.58)	0.02	(0.33)	(0.12)	(0.45)	10.68	0.44	1,596,100	0.45	0.45	0.95	5.86	100
2013	11.22	0.56	0.65	1.21	(0.84)	(0.48)	(1.32)	11.11	10.64	1,411,893	0.48	0.48	0.94	4.79	119
2012	11.60	0.73	(0.22)	0.51	(0.77)	(0.12)	(0.89)	11.22	4.67	1,114,918	0.55	0.55	0.93	6.43	55
2011	10.47	0.78	0.91	1.69	(0.56)	—	(0.56)	11.60	16.51	1,028,691	0.55	0.55	0.93	6.89	75
Real Return Fund
Class A
2015@	$9.59	$0.08	$(0.18)	$(0.10)	$—	$—	$—	$9.49	(10.40)%	$151,108	0.07%	0.07%	0.28%	1.69%	38%
2015	9.82	(0.07)	(0.09)	(0.16)	(0.07)	—	(0.07)	9.59	(1.60)	227,335	0.08	0.08	0.29	(0.77)	41
2014	9.86	0.05	0.04	0.09	(0.04)	(0.09)	(0.13)	9.82	0.96	207,578	0.08	0.08	0.29	0.52	49
2013	10.29	0.09	(0.10)	(0.01)	(0.18)	(0.24)	(0.42)	9.86	(0.15)	251,852	0.11	0.11	0.28	0.87	97
2012	10.67	0.29	(0.07)	0.22	(0.35)	(0.25)	(0.60)	10.29	2.15	281,861	0.20	0.20	0.28	2.75	96
2011	10.41	0.31	0.37	0.68	(0.21)	(0.21)	(0.42)	10.67	6.65	369,232	0.20	0.20	0.28	2.90	69
Limited Duration Bond Fund
Class A
2015@	$10.01	$0.06	$(0.06)	$—	$(0.06)	$—	$(0.06)	$9.95	0.04%	$1,020,273	0.11%	0.11%	0.31%	1.22%	49%
2015(8)	10.00	0.09	0.01	0.10	(0.09)	—	(0.09)	10.01	0.98	670,579	0.15	0.15	0.34	1.03	62
Intermediate Duration Credit Fund
2015@	$9.82	$0.12	$(0.14)	$(0.02)	$(0.12)	$—	$(0.12)	$9.68	(0.15)%	$1,525,308	0.16%	0.16%	0.33%	2.58%	95%
2015(9)	10.00	0.03	(0.18)	(0.15)	(0.03)**	—	(0.03)	9.82	(1.46)	1,600,117	0.20	0.20	0.35	2.03	122

@	For the six-month period ended November 30, 2015. All ratios for the period have been annualized.
**	Includes a return of capital of less than $0.01 per share.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
‡	Amount represents less than $0.01.
(1)	Per share net investment income (loss) and net realized and unrealized gains (losses) calculated using average shares.
(2)	Commenced operations on July 30, 2010. All ratios for the period have been annualized.
(3)	Commenced operations on February 28, 2011. All ratios for the period have been annualized.
(4)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.20%, 0.20% and 0.37%, respectively.
(5)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.35%, 0.35% and 0.56%, respectively.
(6)	Commenced operations on June 29, 2012. All ratios for the period have been annualized.
(7)	The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.30%, 0.30% and 0.56%, respectively.
(8)	Commenced operations on July 31, 2014. All ratios have been annualized.
(9)	Commenced operations on March 31, 2015. All ratios have been annualized.
(10)	Effective April 13, 2015, the Long Duration Corporate Bond Fund was renamed the Long Duration Credit Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

268	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Consolidated Financial Highlights

For the period ended November 30, 2015 (unaudited) and the years or periods ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)		Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Dynamic Asset Allocation Fund
Class A
2015@	$16.97	$0.17	$(0.28)		$(0.11)	$—		$—	$—	$16.86	(0.65)%	$1,972,248	0.07%		0.07%		0.66%		2.05%	4%
2015	14.53	0.31	2.88		3.19	(0.75)		—	(0.75)	16.97	22.32	1,993,576	0.07		0.07		0.66		1.92	9
2014	12.81	0.27	1.69		1.96	(0.02)		(0.22)	(0.24)	14.53	15.49	1,557,322	0.07		0.07		0.66		1.99	11
2013	11.14	0.30	2.20		2.50	(0.35)		(0.48)	(0.83)	12.81	23.75	1,135,631	0.10		0.10		0.66		2.50	35
2012	11.26	(0.01)	0.39		0.38	—		(0.50)	(0.50)	11.14	3.73	552,649	0.50		0.50		0.67		(0.10)	140
2011(8)	10.00	(0.04)	1.49		1.45	—		(0.19)	(0.19)	11.26	14.66	407,345	0.50		0.50		0.67		(0.39)	—
Multi-Asset Real Return Fund
Class A
2015@	$8.64	$0.06	$(0.39)		$(0.33)	$—		$—	$—	$8.31	(3.82)%	$715,114	0.49	%(7)	0.49	%(7)	0.85	%(7)	1.42%	34%
2015	9.30	0.03	(0.51)		(0.48)	(0.18	)***	—	(0.18)	8.64	(5.16)	730,812	0.43	(6)	0.43	(6)	0.80	(6)	0.29	99
2014	9.19	0.12	(0.01)		0.11	—		—	—	9.30	1.20	716,022	0.32	(5)	0.32	(5)	0.64	(5)	1.30	122
2013	9.25	0.11	(0.10	)(4)	0.01	(0.07	)**	—	(0.07)	9.19	0.07	303,899	0.32	(3)	0.32	(3)	0.66	(3)	1.11	49
2012*	10.00	0.10	(0.84)		(0.74)	(0.01)		—	(0.01)	9.25	(7.37)	140,063	0.41	(2)	0.41	(2)	0.66	(2)	1.23	58

@	For the six-month period ended November 30, 2015. All ratios for the period have been annualized.
***	Includes a return of capital of $0.02 per share.
**	Includes a return of capital of $0.01 per share.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
*	Commenced operations on July 29, 2011. All ratios for the period have been annualized.
(1)	Per share net investment income and net realized and unrealized losses calculated using average shares.
(2)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.39%, 0.39% and 0.64%, respectively.
(3)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.29%, 0.29% and 0.63%, respectively.
(4)	The amount shown for the year ended May 31, 2013, for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.
(5)	The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratios would have been 0.30%, 0.30% and 0.62%, respectively.
(6)	The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratios would have been 0.30%, 0.30% and 0.67%, respectively.
(7)	The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratios would have been 0.29%, 0.29% and 0.65%, respectively.
(8)	Commenced operations on July 30, 2010. All ratios for the period have been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	269

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited)

November 30, 2015

1. ORGANIZATION

SEI Institutional Investments Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 28 registered funds: Large Cap, Large Cap Diversified Alpha, Large Cap Disciplined Equity, Large Cap Index, S&P 500 Index, Extended Market Index, Small Cap, Small Cap II, Small/Mid Cap Equity, U.S. Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US, Emerging Markets Equity, Opportunistic Income, Core Fixed Income, High Yield Bond, Long Duration, Long Duration Credit, Ultra Short Duration Bond, Emerging Markets Debt, Real Return, Limited Duration Bond, Intermediate Duration Credit Fund, Dynamic Asset Allocation, Multi-Asset Real Return, Strategic U.S. Large Cap Equity, Global Managed Volatility and Global Equity Funds (each a “Fund,” collectively, the “Funds”) each of which are diversified Funds with the exception of the Emerging Markets Debt and Multi-Asset Real Return Funds. The Trust is registered to offer Class A shares of all Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment goals, principal strategies and risks.

The DAA Commodity Strategy Subsidiary, Ltd. and the MARR Commodity Strategy Subsidiary, Ltd. are wholly-owned subsidiaries of the Dynamic Asset Allocation and Multi-Asset Real Return Funds (the “Subsidiaries”) respectively. The Subsidiaries are organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the Dynamic Asset Allocation and Multi-Asset Real Return Funds and their respective subsidiary has been consolidated on the Consolidated Summary Schedule of Investments, Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights.

As of November 30, 2015, the Strategic U.S. Large Cap Equity and Global Equity Funds have not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) and are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations acquired with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, continuously monitors the reliability of prices obtained from any pricing service and will notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Trust’s Fair Value Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available”, are determined to be unreliable, or cannot be valued using methodologies described above are valued in accordance with fair value procedures established by the Trust’s Board of Trustees. The Trust’s fair value procedures are implemented through the Committee designated by the Trust’s Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates. The Committee provides regular reports to the Board concerning investments for which market prices are not readily available or may be unreliable. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: (i) the facts giving rise to the need to fair value; (ii) the last trade price; (iii) the performance of the market or the issuer’s industry; (iv) the liquidity of the security; (v) the size of the holding in a Fund; or (vi) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular

270	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, the adviser or sub-adviser may request that a Fair Value Committee Meeting be called. In addition, the Trust’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Fair Value Committee Meeting should be called based on the information provided.

The World Equity Ex-US, Screened World Equity Ex-US, Emerging Markets Equity and Multi-Asset Real Return Funds that hold international securities also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by these funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these funds that hold international securities will value the non-U.S. securities within that fund that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset.

Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 —	quoted prices in active markets for identical investments
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)
Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the six-month period ended November 30, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six-month period ended November 30, 2015, there have been no significant changes to the Trust’s fair valuation methodologies. For details of the investment classification, reference the Summary Schedules of Investments/Schedules of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest

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Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

November 30, 2015

income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Reverse Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Assets are then segregated to cover the requirements to repurchase the assets. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds under the reverse repurchase agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

Reverse repurchase agreements outstanding as of November 30, 2015 were as follows:

Multi-Asset Real Return Fund
Principal Amount ($ Thousands)	Counterparty	Rate %	Value ($ Thousands)
$6,440	Barclays	0.24%	$6,439
3,555	Barclays	0.24%	3,555
11,258	Barclays	0.45%	11,257
20,577	Barclays	0.53%	20,577
40,055	Chase Securities	0.33%	40,055
32,130	Chase Securities	0.34%	32,130
17,036	Chase Securities	0.37%	17,036
7,004	HSBC	0.15%	7,004
6,105	HSBC	0.15%	6,105
4,293	HSBC	0.15%	4,293
3,081	HSBC	0.15%	3,081
1,670	HSBC	0.15%	1,670
19,106	HSBC	0.18%	19,106

			$172,308

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Commodity-Linked Investments — To the extent consistent with its Investment Objective and Strategies, the Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices. The Dynamic Asset Allocation and Multi-Asset Real Return Funds may also invest in equity securities of issuers in commodity-related industries.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. The Subsidiary, unlike the Fund, may invest to a significant extent directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. A Fund may invest up to 25% of its total assets in its Subsidiary.

In order for a Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the Dynamic Asset Allocation and Multi-Asset Real Return Funds invest in such instruments directly, each Fund will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

272	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. A Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments, Consolidated Schedule of Investments or Consolidated Summary Schedule of Investments for details regarding open forward foreign currency contracts as of November 30, 2015, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open futures contracts as of November 30, 2015, if applicable.

Options/Swaptions Written/Purchased — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/ swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The Core Fixed Income and Dynamic Asset Allocation Funds had options/swaption contracts as of November 30, 2015, as disclosed in the Funds’ Schedule of Investments or Consolidated Summary Schedule of Investments.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Summary Schedule of Investments for details regarding open option/swaption contracts as of November 30, 2015, if applicable.

Securities Sold Short — To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	273

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

November 30, 2015

short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (i) earmark on the books of the Fund or place in a segregated account cash or liquid securities at such a level that the amount earmarked or deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (ii) otherwise “cover” the Fund’s short position as required by the 1940 Act. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding securities sold short as of November 30, 2015, if applicable. As of November 30, 2015, the Multi-Asset Real Return Fund held short positions.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy credit default swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss on the Statements of Operations or Consolidated Statements of Operations. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments. for details regarding open swap agreements as of November 30, 2015, if applicable.

Forward Treasury Commitments — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest

274	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. A Fund may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Participation Notes (P-Notes) — To the extent consistent with its Investment Objective and Strategies, a Fund may acquire P-Notes issued by participating banks or broker-dealers. P-Notes are participation interest notes that are designed to offer a return linked to a particular underlying equity, debt, currency or market. The P-Notes in which the Fund may invest will typically have a maturity of one year. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate.

In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the-counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. In addition, the Fund will incur transaction costs as a result of investments in P-Notes.

Loan Participations and Brady Bonds — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in U.S. dollar-denominated fixed- and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in this Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. This Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) if it holds only loans and other similarly structured securities. Multiple levels of securities are issued by the CDO, offering various maturity and credit risk characteristics that are characterized according to their degree of credit risk. Purchasers in CDOs are credited with their portion of the scheduled payments of interest and principal on the underlying assets plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CDOs in the longer maturity series are less likely than other asset pass-throughs to be prepaid prior to their stated maturity.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Diversified Alpha, Large Cap Disciplined Equity, Large Cap Index, S&P 500 Index, Extended Market Index, Small Cap, Small Cap II, Small/Mid Cap Equity, U.S. Managed Volatility, Opportunistic Income, Emerging Markets Debt and Real Return Funds; declared daily and paid monthly for the Core Fixed Income, High Yield Bond, Long Duration, Long Duration Credit and Ultra Short Duration Bond Funds; declared and paid at least annually for the World Equity Ex-US, Screened World Equity Ex-US, Emerging Markets Equity, Limited Duration Bond, Intermediate Duration Credit, Dynamic Asset Allocation and Multi-Asset Real Return Funds. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund.

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Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

November 30, 2015

Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — As of November 30, 2015, the following Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, this Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these private placement investments. The acquisition dates of these investments, the enforceable right to acquire these private placement investments, along with the cost and values at November 30, 2015, were as follows:

	Face Amount ($ Thousands)/ Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets

High Yield Bond Fund
Aventine (escrow security)	$2,600	11/30/2010	11/30/2010	$—	$1	0.00%
VSS AHC, Cl A	29,628	09/25/2009	09/25/2009	—	28	0.00

				$—	$29	0.00%

Investments in Real Estate Investment Trusts (“REITs”) — With respect to the Funds, with the exception of the World Equity Ex-US, Screened World Equity Ex-US and Real Return Funds, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Investment in Subsidiary — The Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest in their own Subsidiary. By investing in its Subsidiary, each Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by the applicable Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. A Subsidiary, however, is not registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Thus, the Dynamic Asset Allocation and Multi-Asset Real Return Funds, as investors in their own Subsidiary, will not have all of the protections offered to investors in registered investment companies.

However, each Fund wholly owns and controls its respective Subsidiary, and the Funds and the Subsidiaries are all managed by SIMC, making it unlikely that the Subsidiary will take action contrary to the interests of the applicable Fund or its shareholders. While a Subsidiary has its own Board of Directors (“Board”) that is responsible for overseeing the operations of such Subsidiary, the respective Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the respective Subsidiary, and the Fund’s role as the sole shareholder of such Subsidiary. It is not currently expected that shares of the Subsidiary will be sold or offered to investors other than the respective Fund.

Changes in the laws of the United States and/or the Cayman Islands or governmental interpretation of such laws, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or its respective Subsidiary to operate as intended and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment return.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to

276	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

As of November 30, 2015, the Multi-Asset Real Return Fund is the buyer (“receiving protection”) on a total notional amount of $11.4 million. Additionally, the High Yield Bond, the Core Fixed Income and Multi-Asset Real Return Funds are the sellers (“providing protection”) on a total notional amount of $13.5 million, $6.8 million and $0.5 million, respectively. The notional amounts of the swaps are not recorded in the financial statements; however the notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event were to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at balance sheet date are summarized as follows:

HIGH YIELD BOND FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS INDEX
Reference Asset	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$—	$—	$442,846	$—	$442,846
Maximum potential amount of future payments	—	—	13,450,000	—	13,450,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
HIGH YIELD BOND FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$—	$—	$—	$—
> than 100	—	—	6,450,000	7,000,000	—	13,450,000
Total	$—	$—	$6,450,000	$7,000,000	$—	$13,450,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

CORE FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$3,915	$—	$—	$—	$3,915
Maximum potential amount of future payments	6,840,000	—	—	—	6,840,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
CORE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$—	$3,560,000	$—	$3,560,000
> than 100	—	—	—	3,280,000	—	3,280,000
Total	$—	$—	$—	$6,840,000	$—	$6,840,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

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Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

November 30, 2015

MULTI-ASSET REAL RETURN FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$13,260	$—	$—	$—	$13,260
Maximum potential amount of future payments	631,229	—	—	—	631,229
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET REAL RETURN FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$381,229	$—	$—	$381,229
> than 100	—	—	250,000	—	—	250,000
Total	$—	$—	$631,229	$—	$—	$631,229

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the period. For Funds that held derivatives throughout the period with only one type of risk exposure, additional information can be found on the Schedule of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments and the Statements of Operations or Consolidated Statements of Operations.

The fair value of derivative instruments as of November 30, 2015 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:

Core Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$1,185	*	Net Assets — Unrealized depreciation on futures contracts	$1,453	*
	Net Assets — Unrealized appreciation on swap contracts	290	†	Net Assets — Unrealized depreciation on swap contracts	3,385	†
	Options purchased, at value	518		Options written, at value	307
	Swaptions purchased, at value	72		Swaptions written, at value	81
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	1,973		Unrealized loss on forward foreign currency contracts	153
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	52	†	Net Assets — Unrealized depreciation on swap contracts	25	†

Total Derivatives not accounted for as hedging instruments		$4,090			$5,404

High Yield Bond Fund
Equity contracts	Net Assets — Unrealized appreciation on swap contracts	$17,733	†	Net Assets — Unrealized depreciation on swap contracts	$17,577	†
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	654	†	Net Assets — Unrealized depreciation on swap contracts	66	†

Total Derivatives not accounted for as hedging instruments		$18,387			$17,643

Long Duration Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$753	*	Net Assets — Unrealized depreciation on futures contracts	$216	*
	Net Assets — Unrealized appreciation on swap contracts	—	†	Net Assets — Unrealized depreciation on swap contracts	1,645	†

Total Derivatives not accounted for as hedging instruments		$753			$1,861

278	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value

Emerging Markets Debt Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$18	*	Net Assets — Unrealized depreciation on futures contracts	$157	*
	Net Assets — Unrealized appreciation on swap contracts	949	†	Net Assets — Unrealized depreciation on swap contracts	5,597	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	11,578		Unrealized loss on forward foreign currency contracts	10,887

Total Derivatives not accounted for as hedging instruments		$12,545			$16,641

Dynamic Asset Allocation Fund
Interest rate contracts	Net Assets — Unrealized appreciation on swap contracts	$1,063	†	Net Assets — Unrealized depreciation on swap contracts	$307	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	10,269		Unrealized loss on forward foreign currency contracts	3,147
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	14,020	*	Net Assets — Unrealized depreciation on futures contracts	12,383	*

Total Derivatives not accounted for as hedging instruments		$25,352			$15,837

Multi-Asset Real Return Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$15	*	Net Assets — Unrealized depreciation on futures contracts	$235	*
	Net Assets — Unrealized appreciation on swap contracts	1,076	†	Net Assets — Unrealized depreciation on swap contracts	2,233	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	588		Unrealized loss on forward foreign currency contracts	159
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	184	†	Net Assets — Unrealized depreciation on swap contracts	—
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	—		Net Assets — Unrealized depreciation on futures contracts	1,030	*
Commodity contracts	Net Assets — Unrealized appreciation on futures contracts	2,908	*	Net Assets — Unrealized depreciation on futures contracts	8,613	*

Total Derivatives not accounted for as hedging instruments		$4,771			$12,270

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities.
†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statements of Operations/Consolidated Statements of Operations for the six-month period ended November 30, 2015.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Core Fixed Income Fund
Interest rate contracts	$929	$3,255	$—	$1,444	$5,628
Foreign exchange contracts	—	—	32,722	—	32,722
Credit contracts	—	—	—	35	35
Total	$929	$3,255	$32,722	$1,479	$38,385
High Yield Bond Fund
Equity contracts	$—	$—	$—	$(50)	$(50)
Credit contracts	—	—	—	205	205
Total	$—	$—	$—	$155	$155
Long Duration Fund
Interest rate contracts	$—	$(88)	$(124)	$—	$(212)
Total	$—	$(88)	$(124)	$—	$(212)
Emerging Markets Debt Fund
Interest rate contracts	$—	$(658)	$—	$(10,843)	$(11,501)
Foreign exchange contracts	—	—	(470)	—	(470)
Total	$—	$(658)	$(470)	$(10,843)	$(11,971)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	279

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

November 30, 2015

Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Dynamic Asset Allocation Fund
Foreign exchange contracts	$—	$—	$(15,950)	$—	$(15,950)
Equity contracts	(2,031)	(1,591)	—	—	(3,622)
Total	$(2,031)	$(1,591)	$(15,950)	$—	$(19,572)
Multi-Asset Real Return Fund
Interest rate contracts	$—	$(63)	$—	$(15)	$(78)
Foreign exchange contracts	—	—	16,732	—	16,732
Commodity contracts	(211)	(25,069)	—	—	(25,280)
Equity contracts	—	791	—	—	791
Credit Contracts	—	—	—	9	9
Total	$(211)	$(24,341)	$16,732	$(6)	$(7,826)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Swaptions	Options	Futures	Forward Currency Contracts	Swaps	Total
Core Fixed Income Fund
Interest rate contracts	$38	$272	$(1,456)	$—	$(1,694)	$(2,840)
Foreign exchange contracts	—	—	—	68	—	68
Credit contracts	—	—	—	—	(46)	(46)
Total	$38	$272	$(1,456)	$68	$(1,740)	$(2,818)
High Yield Bond Fund
Equity contracts	$—	$—	$—	$—	$156	$156
Credit contracts	—	—	—	—	678	678
Total	$—	$—	$—	$—	$834	$834
Long Duration Fund
Interest rate contracts	$—	$—	$(1,058)	$—	$(256)	$(1,314)
Total	$—	$—	$(1,058)	$—	$(256)	$(1,314)
Emerging Markets Debt Fund
Interest rate contracts	$—	$—	$108	$—	$(3,242)	$(3,134)
Foreign exchange contracts	—	—	—	370	519	889
Total	$—	$—	$108	$370	$(2,723)	$(2,245)
Dynamic Asset Allocation Fund
Interest rate contracts	$—	$—	$—	$—	$756	$756
Foreign exchange contracts	—	—	—	14,938	—	14,938
Equity contracts	—	421	(10,142)	—	—	(9,721)
Total	$—	$421	$(10,142)	$14,938	$756	$5,973
Multi-Asset Real Return Fund
Interest rate contracts	$—	$—	$(45)	$—	$(570)	$(615)
Foreign exchange contracts	—	—	—	167	—	167
Commodity contracts	—	61	(5,573)	—	—	(5,512)
Equity contracts	—	—	(92)	—	—	(92)
Credit contracts	—	—	—	—	144	144
Total	$—	$61	$(5,710)	$167	$(426)	$(5,908)

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

280	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

The following is a summary of the market value and variation margin of exchange-traded or centrally cleared financial derivative instruments of the Funds as of November 30, 2015 ($ Thousands):

	Financial Derivative Assets				Financial Derivative Liabilities
	Market value	Variation Margin Asset			Market value	Variation Margin Liability
Fund	Purchased Options/ Swaptions	Futures	Swap Agreements	Total	Written Options/ Swaptions	Futures	Swap Agreements	Total
Large Cap Fund	$—	$—	$—	$—	$—	$127	$—	$127
Large Cap Diversified Alpha Fund	—	312	—	312	—	316	—	316
Large Cap Disciplined Equity Fund	—	—	—	—	—	350	—	350
Large Cap Index Fund	—	—	—	—	—	164	—	164
S&P 500 Index Fund	—	—	—	—	—	349	—	349
Extended Market Index Fund	—	—	—	—	—	106	—	106
Small Cap II Fund	—	—	—	—	—	40	—	40
U.S. Managed Volatility Fund	—	—	—	—	—	176	—	176
World Equity Ex-US Fund	—	537	—	537	—	657	—	657
Screened World Equity Ex-US Fund	—	9	—	9	—	13	—	13
Opportunistic Income Fund	—	10	—	10	—	—	—	—
Core Fixed Income Fund	591	664	—	1,255	389	423	181	993
High Yield Bond Fund	—	—	27	27	—	—	—	—
Long Duration Fund	—	480	—	480	—	89	832	921
Long Duration Credit Fund	—	152	—	152	—	145	—	145
Ultra Short Duration Bond Fund	—	5	—	5	—	1	—	1
Emerging Markets Debt Fund	—	23	—	23	—	26	28	54
Intermediate Duration Credit Fund	—	15	—	15	—	—	—	—
Dynamic Asset Allocation Fund	—	1,590	—	1,590	—	597	—	597
Multi-Asset Real Return Fund	—	1,259	29	1,288	—	1,038	66	1,104
Total Exchange-Traded or Centrally Cleared	$591	$5,056	$56	$5,703	$389	$4,617	$1,107	$6,113

Securities with an aggregate fair market value of $46,594,922 have been pledged as collateral for exchange-traded and centrally cleared derivative instruments as of November 30, 2015.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by derivative type of the market value of OTC financial derivative instruments and collateral (received)/pledged as of November 30, 2015 ($ Thousands):

	Financial Derivative Assets				Financial Derivative Liabilities
Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged		Net Exposures(1)
Core Fixed Income Fund	$1,973	$—	$11	$1,984	$153	$—	$1,281	$—	$1,434	$550	$—		$550
High Yield Bond Fund	—	—	17,733	17,733	—	—	17,577	—	17,577	156	—		156
Long Duration Fund	—	—	3,933	3,933	—	—	4,746	—	4,746	(813)	—		(813)
Emerging Markets Debt Fund	11,578	—	935	12,513	10,887	—	5,371	—	16,258	(3,745)	—		(3,745)
Dynamic Asset Allocation Fund	10,269	—	1,063	11,332	3,147	—	307	—	3,454	7,878	—		7,878
Multi-Asset Real Return Fund	588	—	191	779	159	—	57	172,308	172,524	(171,745)	(172,308	)(2)	563
Total Over the Counter	$24,408	$—	$23,866	$48,274	$14,346	$—	$29,339	$172,308	$215,993

(1)	Net Exposures represents the net receivable/(payable) that would be due from /to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.
(2)	Excess collateral received is not shown for financial reporting purposes.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	281

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

November 30, 2015

Securities with an aggregate fair market value of $0 have been pledged and $0 have been received as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of November 30, 2015.

Written options transactions entered into during the six-month period ended November 30, 2015, are summarized as follows:

Core Fixed Income Fund
	Number of Contracts	Premium ($ Thousands)
Balance at beginning of period	1,801	$586
Written	12,454	4,459
Expired	(5,796)	(2,123)
Closing Buys	(5,871)	(2,395)
Balance at end of period	2,588	$527

As of November 30, 2015, the Funds had cash and/or securities at least equal to the value of written options.

5. BASIS FOR CONSOLIDATION FOR THE DYNAMIC ASSET ALLOCATION AND MULTI-ASSET REAL RETURN FUNDS

The Consolidated Summary Schedule of Investments, Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows, and the Consolidated Financial Highlights of the Dynamic Asset Allocation and Multi-Asset Real Return Funds include the accounts of their respective Subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation for the Funds. The Subsidiaries have a fiscal year end of May 30 for financial statement consolidation purposes and a nonconforming tax year end of April 30.

The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“IRC”). The Subsidiaries taxable income is included in the calculation of the Funds’ taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest up to 25% of their total assets in their respective Subsidiary.

A summary of the Funds’ investments in the Subsidiaries are as follows:

	INCEPTION DATE OF SUBSIDIARY	SUBSIDIARY NET ASSETS AT NOVEMBER 30, 2015 ($ THOUSANDS)	% OF TOTAL NET ASSETS AT NOVEMBER 30, 2015
Dynamic Asset Allocation Commodity Strategy Subsidiary, Ltd.	January 28, 2014	$7,027	0.4%
Multi-Asset Real Return Commodity Strategy Subsidiary, Ltd.	June 27, 2013	135,507	18.9%

6. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SEI Investments Global Funds Services (the “Administrator”) serves as administrator to the Funds. The Administrator provides certain administrative and shareholder servicing for an annual fee of 0.05% of the average daily net assets of each Fund. For the six-month period ended November 30, 2015, the Administrator has voluntarily agreed to waive all of its fee. The Funds’ Administrator may discontinue all or part of these voluntary waiver at any time.

SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee that is calculated daily and paid monthly, based on the average daily net assets of each Fund. SIMC plans to voluntarily waive a portion of its fees in order to keep investment advisory fees at a specified level. The Funds’ Adviser may discontinue all or part of these voluntary waivers at any time. Accordingly, the advisory fee and voluntary expense limitations for each Fund are as follows:

	Advisory Fees	Voluntary Expense Limitations
Large Cap Fund	0.40%	0.26%
Large Cap Diversified Alpha Fund	0.40	0.31
Large Cap Disciplined Equity Fund	0.40	0.18
Large Cap Index Fund	0.17	0.06
S&P 500 Index Fund	0.03	—
Extended Market Index Fund	0.12	0.06
Small Cap Fund	0.65	0.54
Small Cap II Fund	0.65	0.59
Small/Mid Cap Equity Fund	0.65	0.50
U.S. Managed Volatility Fund	0.65	0.35
World Equity Ex-US Fund	0.55	0.45
Screened World Equity Ex-US Fund	0.65	0.80
Emerging Markets Equity Fund	1.05	—
Opportunistic Income Fund	0.45	0.41
Core Fixed Income Fund	0.30	0.14
High Yield Bond Fund	0.4875	0.35
Long Duration Fund	0.30	0.20
Long Duration Credit Fund	0.30	0.20
Ultra Short Duration Bond Fund	0.15	0.18
Emerging Markets Debt Fund	0.85	0.55
Real Return Fund	0.22	0.20
Limited Duration Bond Fund	0.25	—
Intermediate Duration Credit Fund	0.25	—
Dynamic Asset Allocation Fund	0.60	0.50
Multi-Asset Real Return Fund	0.55	0.40

282	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

As of November 30, 2015, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser
Large Cap Fund
AJO, L.P.
AQR Capital Management, LLC
Brown Advisory LLC
Jackson Square Partners, LLC
LSV Asset Management
Waddell & Reed Investment Management Co.
Large Cap Diversified Alpha Fund
AQR Capital Management, LLC
Brandywine Global Investment Management, LLC
Coho Partners, LTD
Jackson Square Partners, LLC
Parametric Portfolio Associates LLC
Large Cap Disciplined Equity Fund
Analytic Investors, LLC
INTECH Investment Management LLC
Lazard Asset Management LLC
Oppenheimer Funds, Inc.
Quantitative Management Associates LLC
Large Cap Index Fund
SSgA Funds Management, Inc.
S&P 500 Index Fund
SSgA Funds Management, Inc.
Extended Market Index Fund
SSgA Funds Management, Inc.
Small Cap Fund
AQR Capital Management, LLC
EAM Investors, LLC
J.P. Morgan Investment Management Inc.
LSV Asset Management
Robeco Investment Management, Inc.
Security Capital Research & Management Incorporated
William Blair & Company L.L.C.
Small Cap II Fund
AllianceBernstein L.P.
AQR Capital Management, LLC
EAM Investors, LLC
Fiduciary Management Associates, LLC
LMCG Investments, LLC
Montibus Capital Management LLC
Snow Capital Management L.P.
Small/Mid Cap Equity Fund
AllianceBernstein L.P.
Arrowpoint Asset Management, LLC
CastleArk Management LLC
Integrity Asset Management
LMCG Investments, LLC
LSV Asset Management
Robeco Investment Management, Inc.
Security Capital Research & Management Incorporated
U.S. Managed Volatility Fund
AJO, L.P.
Analytic Investors, LLC
LSV Asset Management

Investment Sub-Adviser
World Equity Ex-US Fund
Acadian Asset Management LLC
Bailie Gifford Overseas Ltd
EARNEST Partners LLC
JO Hambro Capital Management Limited
McKinley Capital Management, LLC
NFJ Investment Group LLC
Screened World Equity Ex-US Fund
Acadian Asset Management LLC
Bailie Gifford Overseas Ltd.
EARNEST Partners LLC
McKinley Capital Management, LLC
Emerging Markets Equity Fund
AllianceBernstein L.P.
Causeway Capital Management LLC
JO Hambro Capital Management Limited
Kleinwort Benson Investors International Ltd
RWC Asset Advisors (US) LLC
WCM Investment Management
Opportunistic Income Fund
Ares Management LLC
Brookfield Investment Management Inc.
Declaration Management & Research LLC
Wellington Management Company, LLP
Core Fixed Income Fund
Jennison Associates LLC
J.P. Morgan Investment Management Inc.
Metropolitan West Asset Management LLC
Wells Capital Management Incorporated
Western Asset Management Company
Western Asset Management Company Limited
High Yield Bond Fund
Ares Management LLC
Benefit Street Partners L.L.C.
Brigade Capital Management, LP
Delaware Investments Fund Advisers, a Series of Delaware Management Business Trust
J.P. Morgan Investment Management Inc.
Long Duration Fund
Income Research & Management
Jennison Associates LLC
Legal & General Investment Management America Inc.
Metropolitan West Asset Management LLC
Long Duration Credit Fund
Income Research & Management
Jennison Associates LLC
Legal & General Investment Management America, Inc.
Logan Circle Partners, L.P.
Metropolitan West Asset Management LLC
Ultra Short Duration Bond Fund
Logan Circle Partners, L.P.
Wellington Management Company, LLP
Emerging Markets Debt Fund
Investec Asset Management Ltd.
Neuberger Berman Fixed Income LLC
Stone Harbor Investment Partners LP
Limited Duration Bond Fund
Logan Circle Partners, L.P.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	283

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

November 30, 2015

Investment Sub-Adviser
Intermediate Duration Credit Fund
Income Research & Management
Legal & General Investment Management America Inc.
Logan Circle Partners, L.P.
Dynamic Asset Allocation Fund
SSgA Funds Management, Inc.
Multi-Asset Real Return Fund
AllianceBernstein L.P.
QS Investors, LLC

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”), serves as each Fund’s Distributor pursuant to a Distribution Agreement with the Trust.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with Securities and Exchange Commission (“SEC”) rules. Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the six-month period ended November 30, 2015, were as follows ($ Thousands):

Large Cap Fund	$2
Large Cap Disciplined Equity Fund	8
Small Cap Fund	2
Small Cap II Fund	4
Small/Mid Cap Equity Fund	1
World Equity Ex-US Fund	19

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers and/or Directors of the Distributor, the Adviser and/or the Administrator. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly and interim meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Distributor or Administrator.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations.

LSV Asset Management (partially-owned subsidiary of SIMC) serves as a sub-adviser to the Large Cap, Small Cap, Small/Mid Cap Equity and U.S. Managed Volatility Funds. For this service, LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the six-month period November 30, 2015, were as follows ($ Thousands):

Large Cap Fund	$214
Small Cap Fund	168
Small/Mid Cap Equity Fund	439
U.S. Managed Volatility Fund	683

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of each Fund’s expenses.

Accordingly, the expenses reduced, which were used to pay third party expenses, can be found on the Statements of Operations and the effect on each Fund’s expense ratio, as a percentage of each Fund’s average daily net assets for the six-month period ended November 30, 2015, can be found on the Financial Highlights.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust (“SDIT”) Prime Obligation Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. Additionally, the Funds may invest the cash collateral from the securities lending program in the SEI Liquidity Fund, L.P.

The following is summary of the transactions with affiliates for the six-month period ended November 30, 2015 ($ Thousands):

SEI Liquidity Fund, L.P.	Purchases at Cost	Proceeds from Sales	Value 11/30/2015	Dividend Income
Large Cap Fund	$73,722	$(110,277)	$—	$79
Large Cap Disciplined Equity Fund	93,819	(120,880)	2,622	95
Large Cap Index Fund	96,532	(76,252)	45,855	64
S&P 500 Index Fund	66,460	(70,923)	7,866	47
Extended Market Index Fund	61,961	(72,932)	31,823	284
Small Cap Fund	95,422	(132,574)	23,343	435
Small Cap II Fund	40,349	(54,609)	15,654	173
Small/Mid Cap Equity Fund	183,609	(302,710)	72,708	658
World Equity Ex-US Fund	679,794	(854,130)	173,529	1,889
Core Fixed Income Fund	159,179	(415,241)	—	118
Emerging Markets Debt Fund	7,223	(15,118)	—	5
SEI Daily Income Trust, Prime Obligation
Large Cap Fund	270,483	(285,135)	104,209	11
Large Cap Diversified Alpha Fund	20,518	(21,890)	2,313	—
Large Cap Disciplined Equity Fund	641,374	(702,560)	111,149	19
Large Cap Index Fund	154,374	(162,933)	27,443	5
S&P 500 Index Fund	361,698	(356,521)	50,367	8
Extended Market Index Fund	121,149	(121,284)	14,022	7
Small Cap Fund	126,135	(142,932)	21,497	3
Small Cap II Fund	84,519	(81,300)	22,645	2
Small/Mid Cap Equity Fund	267,996	(306,208)	60,673	8
U.S. Managed Volatility Fund	356,531	(368,436)	46,939	6
World Equity Ex-US Fund	365,284	(322,059)	203,019	21
Screened World Equity Ex-US Fund	6,089	(2,769)	3,616	—
Emerging Markets Equity Fund	164,211	(165,068)	1,943	—
Opportunistic Income Fund	559,566	(464,444)	173,184	19
Core Fixed Income Fund	1,646,609	(1,671,552)	250,206	31
High Yield Bond Fund	484,506	(451,435)	119,572	12
Long Duration Fund	462,057	(472,230)	37,758	7
Long Duration Credit Fund	496,773	(487,061)	60,024	7
Ultra Short Duration Bond Fund	165,187	(167,624)	1,324	1
Limited Duration Bond Fund	533,224	(532,652)	5,508	2
Intermediate Duration Credit Fund	498,623	(495,287)	28,879	4
SEI
Large Cap Index Fund	—	—	639	3
Extended Market Index Fund	100	—	1,225	9

284	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula annually reviewed by the SEI Funds’ Board of Trustees. The interest rate imposed on inter fund loans is the average of the Repo Rate and the Bank Loan Rate.

During the six-month period ended November 30, 2015, the Trust borrowed funds from SEI Liquid Asset Trust Prime Obligation Fund. The amount borrowed, interest paid on the borrowing and the corresponding interest rate were as follows ($ Thousands):

Account Name	Date	Amount Borrowed	Interest Paid	Rate
Small Cap Fund	11/25/2015	$25,000	$—	0.22%

At November 30, 2015, the Trust had no outstanding borrowings.

7. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds were as follows (Thousands):

	Large Cap Fund		Large Cap Diversified Alpha Fund		Large Cap Disciplined Equity Fund		Large Cap Index Fund
	06/01/15 to 11/30/15 (unaudited)	06/01/14 to 05/31/15	06/01/15 to 11/30/15 (unaudited)	06/01/14 to 05/31/15	06/01/15 to 11/30/15 (unaudited)	06/01/14 to 05/31/15	06/01/15 to 11/30/15 (unaudited)	06/01/14 to 05/31/15
Class A:
Shares Issued	4,449	22,923	680	497	13,483	26,998	643	1,846
Shares Issued In Lieu of Dividends and Distributions	702	10,902	11	241	2,450	45,065	107	908
Shares Redeemed	(11,806)	(31,917)	(906)	(6,447)	(45,768)	(92,482)	(1,731)	(2,714)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(6,655)	1,908	(215)	(5,709)	(29,835)	(20,419)	(981)	40

	S&P 500 Index Fund		Extended Market Index Fund		Small Cap Fund		Small Cap II Fund
	06/01/15 to 11/30/15 (unaudited)	06/01/14 to 05/31/15	06/01/15 to 11/30/15 (unaudited)	06/01/14 to 05/31/15	06/01/15 to 11/30/15 (unaudited)	06/01/14 to 05/31/15	06/01/15 to 11/30/15 (unaudited)	06/01/14 to 05/31/15
Class A:
Shares Issued	25,986	234,645	5,634	19,886	847	3,754	4,789	11,622
Shares Issued In Lieu of Dividends and Distributions	2,692	2,925	307	1,655	106	1,007	83	1,901
Shares Redeemed	(22,647)	(42,674)	(5,912)	(7,991)	(6,596)	(7,478)	(2,066)	(4,848)
Increase (Decrease) in Net Assets Derived from Class A Transactions	6,031	194,896	29	13,550	(5,643)	(2,717)	2,806	8,675

	Small/Mid Cap Equity Fund		U.S. Managed Volatility Fund		World Equity Ex-US Fund		Screened World Equity Ex-US Fund
	06/01/15 to 11/30/15 (unaudited)	06/01/14 to 05/31/15	06/01/15 to 11/30/15 (unaudited)	06/01/14 to 05/31/15	06/01/15 to 11/30/15 (unaudited)	06/01/14 to 05/31/15	06/01/15 to 11/30/15 (unaudited)	06/01/14 to 05/31/15
Class A:
Shares Issued	6,081	13,690	26,298	20,365	54,065	137,907	613	1,865
Shares Issued In Lieu of Dividends and Distributions	421	18,497	1,051	11,373	—	17,907	—	102
Shares Redeemed	(12,390)	(24,682)	(9,800)	(18,977)	(61,794)	(75,565)	(278)	(1,109)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(5,888)	7,505	17,549	12,761	(7,729)	80,249	335	858

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	285

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

November 30, 2015

	Emerging Markets Equity Fund(2)		Opportunistic Income Fund		Core Fixed Income Fund		High Yield Bond Fund
	06/01/15 to 11/30/15 (unaudited)	10/31/14 to 05/31/15	06/01/15 to 11/30/15 (unaudited)	06/01/14 to 05/31/15	06/01/15 to 11/30/15 (unaudited)	06/01/14 to 05/31/15	06/01/15 to 11/30/15 (unaudited)	06/01/14 to 05/31/15
Class A:
Shares Issued	37,593	61,812	27,405	91,373	46,873	150,096 (1)	30,556	71,047
Shares Issued In Lieu of Dividends and Distributions	—	70	3,263	6,100	6,999	16,690	8,374	19,237
Shares Redeemed	(3,854)	(2,735)	(27,812)	(60,713)	(74,777)	(199,854)	(28,816)	(41,258)
Increase (Decrease) in Net Assets Derived from Class A Transactions	33,739	59,147	2,856	36,760	(20,905)	(33,068)	10,114	49,026

	Long Duration Fund		Long Duration Credit Fund		Ultra Short Duration Bond Fund		Emerging Markets Debt Fund
	06/01/15 to 11/30/15 (unaudited)	06/01/14 to 05/31/15	06/01/15 to 11/30/15 (unaudited)	06/01/14 to 05/31/15	06/01/15 to 11/30/15 (unaudited)	06/01/14 to 05/31/15	06/01/15 to 11/30/15 (unaudited)	06/01/14 to 05/31/15
Class A:
Shares Issued	33,142	56,339	10,040	136,641	16,483	39,520	31,618	59,071
Shares Issued In Lieu of Dividends and Distributions	7,178	21,114	6,909	12,551	415	832	1,500	5,979
Shares Redeemed	(82,834)	(155,587)	(41,494)	(85,266)	(20,329)	(47,326)	(17,678)	(24,191)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(42,514)	(78,134)	(24,545)	63,926	(3,431)	(6,974)	15,440	40,859

	Real Return Fund		Limited Duration Bond Fund(3)		Intermediate Duration Credit Fund(4)			Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund
	06/01/15 to 11/30/15 (unaudited)	06/01/14 to 05/31/15	06/01/15 to 11/30/15 (unaudited)	07/31/14 to 05/31/15	06/01/15 to 11/30/15 (unaudited)	03/31/15 to 05/31/15		06/01/15 to 11/30/15 (unaudited)	06/01/14 to 05/31/15	06/01/15 to 11/30/15 (unaudited)	06/01/14 to 05/31/15
Class A:
Shares Issued	5,615	6,116	42,000	69,230	20,606	165,014	(1)	9,818	25,892	13,691	25,248
Shares Issued In Lieu of Dividends and Distributions	—	160	492	285	2,127	509		—	5,216	—	1,610
Shares Redeemed	(13,389)	(3,703)	(6,986)	(2,521)	(28,016)	(2,655)		(10,324)	(20,816)	(12,169)	(19,286)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(7,774)	2,573	35,506	66,994	(5,283)	162,868		(506)	10,292	1,522	7,572

(1)	Includes subscriptions/redemptions as a result of an in-kind transfer of securities (see Note 11).
(2)	Fund commenced operations on October 31, 2014.
(3)	Fund commenced operations on July 31, 2014.
(4)	Fund commenced operations on March 31, 2015.

8. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale and maturities of securities other than temporary cash investments, during the six-month period ended November 30, 2015, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund
Purchases	$—	$788,037	$788,037
Sales	—	943,877	943,877
Large Cap Diversified Alpha Fund
Purchases	—	40,888	40,888
Sales	—	42,245	42,245
Large Cap Disciplined Equity Fund
Purchases	—	1,991,694	1,991,694
Sales	—	2,380,317	2,380,317
Large Cap Index Fund
Purchases	—	87,047	87,047
Sales	—	239,764	239,764

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
S&P 500 Index Fund
Purchases	$—	$194,198	$194,198
Sales	—	139,292	139,292
Extended Market Index Fund
Purchases	—	93,089	93,089
Sales	—	93,954	93,954
Small Cap Fund
Purchases	—	269,115	269,115
Sales	—	350,133	350,133
Small Cap II Fund
Purchases	—	177,986	177,986
Sales	—	171,347	171,347
Small/Mid Cap Fund
Purchases	—	601,076	601,076
Sales	—	620,023	620,023
U.S. Managed Volatility Fund
Purchases	—	563,526	563,526
Sales	—	375,161	375,161
World Equity Ex-US Fund
Purchases	—	1,572,824	1,572,824
Sales	—	1,509,868	1,509,868

286	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Screened World Equity Ex-US Fund
Purchases	$—	$17,420	$17,420
Sales	—	16,205	16,205
Emerging Markets Equity Fund
Purchases	—	622,606	622,606
Sales	—	378,670	378,670
Opportunistic Income Fund
Purchases	55,199	220,877	276,076
Sales	100,818	230,538	331,356
Core Fixed Income Fund
Purchases	7,820,649	729,388	8,550,037
Sales	7,938,420	828,682	8,767,102
High Yield Bond Fund
Purchases	—	546,810	546,810
Sales	—	518,503	518,503
Long Duration Fund
Purchases	746,180	293,395	1,039,575
Sales	861,067	571,792	1,432,859
Long Duration Credit Fund
Purchases	649,947	558,833	1,208,780
Sales	620,284	767,563	1,387,847
Ultra Short Duration Bond Fund
Purchases	163,037	76,333	239,370
Sales	252,783	330,654	583,437
Emerging Markets Debt Fund
Purchases	58,990	651,138	710,128
Sales	15,424	573,366	588,790
Real Return Fund
Purchases	77,617	—	77,617
Sales	156,818	—	156,818
Limited Duration Bond Fund
Purchases	411,615	289,557	701,172
Sales	149,522	179,130	328,652
Intermediate Duration Credit Fund
Purchases	775,136	688,446	1,463,582
Sales	752,095	698,393	1,450,488
Dynamic Asset Allocation Fund
Purchases	—	73,825	73,825
Sales	—	91,280	91,280
Multi-Asset Real Return Fund
Purchases	86,620	170,860	257,480
Sales	102,324	132,179	234,503

9. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds have each requested private letter rulings from the Internal Revenue Service (“IRS”) concluding that the income generated from their investment in their respective Subsidiaries, each of which invests in commodity-linked derivatives, will be “qualifying income” for regulated investment company (“RIC”) qualification purposes, regardless of whether actual distributions are made to the Funds by the respective Subsidiary.
In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations which principally invest in commodities, such as the Subsidiaries, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The IRS subsequently stated that it intends to issue public guidance regarding the use of controlled foreign corporations by RICs to indirectly invest in commodities. It is unclear whether this guidance will continue to permit or somehow restrict the distributions from controlled foreign corporations to be treated as “qualifying income” for purposes of the RIC qualification rules. As a result, there can be no assurance that the IRS will grant the private letter ruling requested by the Funds. While the private letter ruling request is pending with the IRS, the Dynamic Asset Allocation and Multi-Asset Real Return Funds have secured an opinion of counsel based on customary representations that actual distributions made to the Funds should be treated as “qualifying income.” If the IRS does issue public guidance that results in an adverse determination relating to the treatment of income and gain to the Funds from controlled foreign corporations such as the Subsidiaries, the Funds would likely need to significantly change their investment strategies, which could adversely affect such Funds.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	287

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

November 30, 2015

The tax character of dividends and distributions paid during the last two years or periods ended May 31, 2015 were as follows:

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Large Cap Fund	2015	$59,060	$186,918	$—	$245,978
	2014	69,042	155,872	—	224,914
Large Cap Diversified Alpha Fund	2015	1,987	2,247	—	4,234
	2014	2,968	—	—	2,968
Large Cap Disciplined Equity Fund	2015	123,271	508,968	—	632,239
	2014	70,879	284,707	—	355,586
Large Cap Index Fund	2015	43,351	106,205	—	149,556
	2014	45,418	24,543	—	69,961
S&P 500 Index Fund	2015	32,451	1,115	—	33,566
	2014	2,597	—	—	2,597
Extended Market Index Fund	2015	17,020	4,377	—	21,397
	2014	6,348	302	—	6,650
Small Cap Fund	2015	4,749	17,304	—	22,053
	2014	6,428	—	—	6,428
Small Cap II Fund	2015	5,493	18,511	—	24,004
	2014	15,170	11,533	—	26,703
Small/Mid Cap Equity Fund	2015	56,049	206,547	—	262,596
	2014	118,792	215,732	—	334,524
U.S. Managed Volatility Fund	2015	64,197	102,025	—	166,222
	2014	56,144	63,960	—	120,104
World Equity Ex-US Fund	2015	135,664	82,563	—	218,227
	2014	149,128	—	—	149,128
Screened World Equity Ex-US Fund	2015	1,372	—	—	1,372
	2014	1,227	—	—	1,227
Emerging Markets Equity Fund	2015	668	—	—	668
Opportunistic Income Fund	2015	51,651	—	—	51,651
	2014	31,408	—	—	31,408
Core Fixed Income Fund	2015	181,213	—	—	181,213
	2014	200,834	—	—	200,834
High Yield Bond Fund	2015	148,070	39,852	—	187,922
	2014	149,192	20,664	—	169,856
Long Duration Fund	2015	190,776	8,164	—	198,940
	2014	150,263	17,995	—	168,258
Long Duration Credit Fund	2015	131,283	—	—	131,283
	2014	122,688	—	—	122,688
Ultra Short Duration Bond Fund	2015	8,484	—	—	8,484
	2014	5,851	—	—	5,851
Emerging Markets Debt Fund	2015	62,267	—	—	62,267
	2014	54,928	6,233	—	61,161
Real Return Fund	2015	1,584	—	—	1,584
	2014	2,905	—	—	2,905
Limited Duration Bond Fund	2015	2,937	—	—	2,937
Intermediate Duration Credit Fund	2015	4,969	—	129	5,098
Dynamic Asset Allocation Fund	2015	84,817	—	—	84,817
	2014	24,183	—	—	24,183
Multi-Asset Real Return Fund	2015	12,380	—	2,378	14,758
	2014	—	—	—	—

288	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

As of May 31, 2015, the components of distributable earnings/(accumulated losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$5,556	$199,654	$—	$—	$—	$565,175	$—	$770,385
Large Cap Diversified Alpha Fund	1,778	15,827	—	—	—	9,820	(37)	27,388
Large Cap Disciplined Equity Fund	97,273	232,828	—	—	—	635,037	(1,971)	963,167
Large Cap Index Fund	7,598	45,303	—	—	—	853,645	(998)	905,548
S&P 500 Index Fund	13,950	4,236	—	—	—	162,167	(1,552)	178,801
Extended Market Index Fund	3,391	12,929	—	—	—	81,484	(247)	97,557
Small Cap Fund	913	30,448	—	—	—	91,279	(367)	122,273
Small Cap II Fund	2,245	15,996	—	—	—	43,491	(216)	61,516
Small/Mid Cap Equity Fund	22,765	163,024	—	—	—	337,993	(630)	523,152
U.S. Managed Volatility Fund	12,712	61,092	—	—	—	244,765	(1,136)	317,433
World Equity Ex-US Fund	74,372	30,136	—	—	—	850,619	(228)	954,899
Screened World Equity Ex-US Fund	1,076	—	(9,158)	—	—	4,074	4	(4,004)
Emerging Markets Equity Fund	6,150	—	—	—	—	4,574	—	10,724
Opportunistic Income Fund	18,618	—	(51,183)	(4,215)	—	4,592	(235)	(32,423)
Core Fixed Income Fund	83,373	34,771	—	—	—	123,905	(53,450)	188,599
High Yield Bond Fund	29,490	54	—	(5,667)	—	(24,520)	(12,855)	(13,498)
Long Duration Fund	74,586	52,534	—	—	—	185,413	(53,839)	258,694
Long Duration Credit Fund	51,169	28,467	—	—	—	(13,148)	(12,743)	53,745
Ultra Short Duration Bond Fund	711	—	(1,137)	(816)	—	78	(707)	(1,871)
Emerging Markets Debt Fund	5	—	(13,559)	(14,305)	—	(139,794)	(12,231)	(179,884)
Real Return Fund	—	—	(1,505)	—	(846)	(1,746)	(448)	(4,545)
Limited Duration Bond Fund	122	—	—	—	—	817	(75)	864
Intermediate Duration Credit Fund	—	—	—	(1,135)	—	(24,283)	69	(25,349)
Dynamic Asset Allocation Fund	95,912	1,364	—	—	—	481,944	17,653	596,873
Multi-Asset Real Return Fund	—	—	(6,448)	(17,656)	—	(21,595)	(736)	(46,435)

Post-October losses represent losses realized on investment transactions from November 1, 2014 through May 31, 2015 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future net capital gains as follows:

	Expires 2017 ($ Thousands)	Expires 2018 ($ Thousands)	Expires 2019 ($ Thousands)	Total Capital Loss Carryforwards May 31, 2015 ($ Thousands)
Screened World Equity Ex-US Fund	$—	$9,158	$—	$9,158
Opportunistic Income Fund	7,753	23,512	19,071	50,336

Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total * ($ Thousands)
Opportunistic Income Fund	$638	$208	$846
Ultra Short Duration Bond Fund	473	664	1,137
Emerging Markets Debt Fund	13,559	—	13,559
Real Return Fund	—	1,505	1,505
Multi-Asset Real Return Fund	1,047	5,401	6,448

*	This table should be used in conjunction with the capital loss carryforwards table.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	289

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

November 30, 2015

During the fiscal year ended May 31, 2015, the following Funds utilized capital loss carryforwards to offset capital gains:

Amount Utilized ($ Thousands)
Large Cap Diversified Alpha Fund	$1,702
Small Cap Fund	4,081
World Equity Ex-US Fund	43,388
Screened World Equity Ex-US Fund	3,582
Core Fixed Income Fund	9,478
Long Duration Credit Fund	21,930
Dynamic Asset Allocation Fund	353
Multi-Asset Real Return Fund	1,141

For Federal income tax purposes, the cost of securities owned at November 30, 2015, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in partnerships, passive foreign investment companies, defaulted bond and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at November 30, 2015, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Large Cap Fund	$1,730,293	$512,454	$(64,748)	$447,706
Large Cap Diversified Alpha Fund	53,416	7,040	(1,765)	5,275
Large Cap Disciplined Equity Fund	3,211,412	577,415	(71,353)	506,062
Large Cap Index Fund	1,017,552	835,647	(35,921)	799,726
S&P 500 Index Fund	3,076,123	307,688	(170,131)	137,557
Extended Market Index Fund	690,423	110,812	(72,392)	38,420
Small Cap Fund	531,472	89,440	(35,502)	53,938
Small Cap Fund II	364,984	49,224	(23,083)	26,141
Small/Mid Cap Equity Fund	1,577,102	334,925	(103,180)	231,745
U.S. Managed Volatility Fund	1,386,752	246,001	(58,713)	187,288
World Equity Ex-US Fund	6,719,440	778,422	(648,582)	129,840
Screened World Equity Ex-US Fund	79,722	7,214	(9,001)	(1,787)
Emerging Markets Equity Fund	834,221	21,946	(103,047)	(81,101)
Opportunistic Income Fund	2,221,274	12,850	(38,217)	(25,367)
Core Fixed Income Fund	5,562,946	115,525	(82,261)	33,264
High Yield Bond Fund	2,479,005	31,427	(237,411)	(205,984)
Long Duration Fund	2,784,189	117,614	(77,728)	39,886
Long Duration Credit Fund	3,226,649	42,159	(123,696)	(81,537)
Ultra Short Duration Bond Fund	631,824	1,116	(3,071)	(1,955)
Emerging Markets Debt Fund	1,904,723	12,299	(256,267)	(243,968)
Real Return Fund	146,554	80	(1,574)	(1,494)
Limited Duration Bond Fund	971,948	236	(4,363)	(4,127)
Intermediate Duration Credit Fund	1,581,562	5,314	(37,453)	(32,139)
Dynamic Asset Allocation Fund	1,464,427	521,817	(54,661)	467,156
Multi-Asset Real Return Fund	848,921	22,290	(12,971)	9,319

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of May 31, 2015, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

10. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income, High Yield Bond, Long Duration, Long Duration Credit, Ultra Short Duration Bond, Limited Duration Bond, Intermediate Duration Credit and Multi-Asset Real Return Funds’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The World Equity Ex-US, Screened World Equity Ex-US, Emerging Markets Equity and Emerging Markets Debt Funds concentrate their investments in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

290	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Currency Risk — To the extent a Fund takes positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention

(or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Fixed Income Market Risk — The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government Securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Leverage Risk — Certain Fund transactions, such as derivatives or reverse repurchase agreements, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Funds’ share price and make the Funds’ returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds’ portfolio securities. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Please refer to the Funds’ current prospectus for comprehensive discussion of the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund.

11. IN-KIND TRANSFERS OF SECURITIES

During the year ended May 31, 2015, the S&P 500 Index, Long Duration Credit and Intermediate Duration Credit Funds issued shares of beneficial interest in exchange for securities. These securities were transferred at their fair value on the date of such transactions.

	Shares Issued (Thousands)	Value ($ Thousands)	Gain (Loss) ($ Thousands)
S&P 500 Index Fund
10/31/2014	73,459	$821,276	$—
12/30/2014	70,090	806,037	—
02/27/2015	7,008	81,779	—
03/31/2015	418	4,800	—
04/30/2015	3,574	41,249	—
Long Duration Credit Fund
04/30/2015	8,812	91,729	—
Intermediate Duration Credit Fund
04/30/2015	1,153	11,402	—

12. SECURITIES LENDING

To the extent consistent with its Investment Objective and Strategies, a Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking-to-market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity.

Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund, L.P., and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	291

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Concluded)

November 30, 2015

The following is a summary of securities lending agreements held by certain Funds which would be subject to offset as of November 30, 2015 (in $ Thousands):

Fund	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Large Cap Disciplined Equity Fund	$2,518	$2,518	$—
Large Cap Index Fund	45,852	45,852	—
S&P 500 Index Fund	7,751	7,751	—
Extended Market Index Fund	30,876	30,876	—
Small Cap Fund	22,526	22,526	—
Small Cap II Fund	15,270	15,270	—
Small/Mid Cap Equity Fund	70,862	70,862	—
World Equity Ex-US Fund	168,814	168,814	—

(1)	Excess collateral received in connection with the above securities lending transactions is not shown for financial reporting purposes. See each Fund’s Summary Schedule of Investments or Schedule of Investments for the total collateral received.

13. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements as of November 30, 2015.

292	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Disclosure of Fund Expenses (Unaudited)

November 30, 2015

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2015 through November 30, 2015).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 6/1/2015	Ending Account Value 11/30/2015	Annualized Expense Ratios	Expense Paid During Period*
Large Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$989.20	0.20%	$0.99
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.00	0.20%	$1.01
Large Cap Diversified Alpha Fund
Actual Fund Return
Class A Shares	$1,000.00	$968.40	0.24%	$1.18
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.80	0.24%	$1.21
Large Cap Disciplined Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$999.00	0.19%	$0.95
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.05	0.19%	$0.96
Large Cap Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$991.50	0.03%	$0.15
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.85	0.03%	$0.15

	Beginning Account Value 6/1/2015	Ending Account Value 11/30/2015	Annualized Expense Ratios	Expense Paid During Period*
S&P 500 Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$997.90	0.04%	$0.20
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.80	0.04%	$0.20
Exented Market Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$954.40	0.06%	$0.29
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.70	0.06%	$0.30
Small Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$976.50	0.47%	$2.32
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.65	0.47%	$2.38
Small Cap II Fund
Actual Fund Return
Class A Shares	$1,000.00	$972.80	0.45%	$2.22
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.75	0.45%	$2.28

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	293

Disclosure of Fund Expenses (Unaudited) (Concluded)

November 30, 2015

	Beginning Account Value 6/1/2015	Ending Account Value 11/30/2015	Annualized Expense Ratios	Expense Paid During Period*
Small/Mid Cap Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$960.30	0.46%	$2.25
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.70	0.46%	$2.33
U.S. Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$987.90	0.24%	$1.19
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.80	0.24%	$1.21
World Equity Ex-US Fund
Actual Fund Return
Class A Shares	$1,000.00	$888.80	0.33%	$1.56
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.35	0.33%	$1.67
Screened World Equity Ex-US Fund
Actual Fund Return
Class A Shares	$1,000.00	$920.20	0.34%	$1.63
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.30	0.34%	$1.72
Emerging Markets Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$846.20	0.64%	$2.95
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.80	0.64%	$3.23
Opportunistic Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$998.00	0.26%	$1.30
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.70	0.26%	$1.32
Core Fixed Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$998.70	0.13%	$0.65
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.35	0.13%	$0.66
High Yield Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$938.80	0.30%	$1.45
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.50	0.30%	$1.52
Long Duration Fund
Actual Fund Return
Class A Shares	$1,000.00	$981.30	0.15%	$0.74
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.25	0.15%	$0.76
Long Duration Credit Fund
Actual Fund Return
Class A Shares	$1,000.00	$993.00	0.15%	$0.75
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.25	0.15%	$0.76
Ultra Short Duration Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,002.20	0.12%	$0.60
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.40	0.12%	$0.61
Emerging Markets Debt Fund
Actual Fund Return
Class A Shares	$1,000.00	$935.00	0.42%	$2.03
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.90	0.42%	$2.12

	Beginning Account Value 6/1/2015	Ending Account Value 11/30/2015	Annualized Expense Ratios	Expense Paid During Period*
Real Return Fund
Actual Fund Return
Class A Shares	$1,000.00	$989.60	0.07%	$0.35
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.65	0.07%	$0.35
Limited Duration Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,000.40	0.11%	$0.55
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.45	0.11%	$0.56
Intermediate Duration Credit Fund
Actual Fund Return
Class A Shares	$1,000.00	$998.50	0.16%	$0.80
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.20	0.16%	$0.81
Dynamic Asset Allocation Fund
Actual Fund Return
Class A Shares	$1,000.00	$993.50	0.07%	$0.35
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.65	0.07%	$0.35
Multi-Asset Real Return Fund
Actual Fund Return
Class A Shares	$1,000.00	$961.80	0.49%	$2.40
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.55	0.49%	$2.48

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

294	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Institutional Investments Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC is responsible for the investment advisory services provided to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions, outside the presence of Fund management, and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and certain of the Sub-Advisers regarding: (i) the quality of the Sub-Advisers’ investment management and other services; (ii) the Sub-Advisers’ investment management personnel; (iii) the Sub-Advisers’ operations and financial condition; (iv) the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the level of the Sub-Advisers’ profitability from their Fund-related operations; (vii) the Sub-Advisers’ compliance programs, including a description of material compliance matters and material compliance violations; (viii) the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (ix) the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (x) the Funds’ performance over various periods of time.

The Advisory Agreement is generally approved annually at a meeting of the Board of Trustees held in March. A discussion of the Board’s most recent approval of the Advisory Agreement appears in the Funds’ annual report for the last fiscal year, which covers the period June 1, 2014 through May 31, 2015. At the June 22-23, 2015 and September 15-16, 2015 meetings of the Board of

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	295

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Continued)

Trustees, the Trustees, including a majority of the Independent Trustees, initially approved or approved the renewal of certain Sub-Advisory Agreements. In each case, the Board’s approvals were based on its consideration and evaluation of the factors described above, as discussed at the meetings and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support initial approval or the renewal of the Sub-Advisory Agreements.

Performance. In determining whether to approve or renew the Sub-Advisory Agreement, the Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark, the Trustees were satisfied of the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indices/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of each Sub-Adviser was sufficient to support approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Sub-Advisory Agreements, the Trustees considered the rate of compensation called for by the Sub-Advisory Agreements and the Funds’ net operating expense ratio, noting that they receive reports that permit them to evaluate each Fund’s fees at board meetings throughout the year. Based on the materials considered and discussion at the meetings, the Trustees further determined there was a reasonable basis for the fee level. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported approval or renewal of the Sub-Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of the Sub-Advisers is reasonable and supported renewal of the Sub-Advisory Agreements.

Economies of Scale. The Trustees considered whether any economies of scale were being realized by the Sub-Advisers and their affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC and the Sub-Advisers with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the

296	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

approval or renewal, as applicable, of the Sub-Advisory Agreements and concluded that the compensation under the Sub-Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015	297

SEI INSTITUTIONAL INVESTMENTS TRUST SEMI-ANNUAL REPORT NOVEMBER 30, 2015

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Arthur Ramanjulu

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1.800.DIAL.SEI

(1.800.342.5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

SEI-F-120 (11/15)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.	Schedule of Investments.

(a) The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Large Cap Fund, Large Cap Diversified Alpha Fund, Large Cap Disciplined Equity Fund, Large Cap Index Fund, S&P 500 Index Fund, Extended Market Index Fund, Small Cap Fund, Small Cap II Fund, Small/Mid Cap Fund, U.S. Managed Volatility Fund, World Equity Ex-US Fund, Screened World Equity Ex-US, Emerging Markets Equity Fund and Dynamic Asset Allocation Fund are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Opportunistic Income Fund, Core Fixed Income Fund, High Yield Bond Fund, Long Duration Fund, Long Duration Credit Fund, Ultra Short Duration Bond Fund, Emerging Markets Debt Fund, Real Return Fund, Limited Duration Bond Fund, Intermediate Duration Credit Fund and Multi-Asset Real Return Fund are included as part of the report to shareholders filed under Item 1 of this form.

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

November 30, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.1%

Consumer Discretionary — 11.6%
Aaron’s	4,004	$97
Abercrombie & Fitch, Cl A	22,900	586
Amazon.com*	41,224	27,406
American Eagle Outfitters	122,200	1,903
Autoliv	12,300	1,548
Bed Bath & Beyond*	38,680	2,109
Best Buy	92,392	2,936
Big Lots	35,374	1,592
Carnival, Cl A	54,071	2,732
Carter’s	1,853	160
Chipotle Mexican Grill, Cl A*	11,220	6,502
Coach	8,922	283
Comcast, Cl A	179,599	10,931
Cooper Tire & Rubber	65,486	2,750
Dana Holdings	6,053	99
Darden Restaurants	28,359	1,593
Deckers Outdoor*	9,458	463
Dick’s Sporting Goods	7,861	307
Dillard’s, Cl A	31,282	2,346
Discovery Communications, Cl A*	92,636	2,885
Discovery Communications, Cl C*	169,679	5,019
Dollar General	63,310	4,141
Foot Locker	59,763	3,885
Ford Motor	234,800	3,365
GameStop, Cl A	28,800	1,009
Gannett	19,350	331
General Motors	220,584	7,985
GNC Holdings, Cl A	8,530	254
Goodyear Tire & Rubber	162,997	5,685
Graham Holdings, Cl B	1,185	641
Groupon, Cl A*	180,713	522
Harley-Davidson	30,200	1,477
Home Depot	112,536	15,066
Interpublic Group	23,458	540
John Wiley & Sons, Cl A	3,663	189
Kohl’s	50,100	2,361
L Brands	114,146	10,891
Lear	57,253	7,208
Liberty Interactive QVC Group, Cl A*	636,344	16,850
Lowe’s	57,761	4,424
Macy’s	27,800	1,087
Magna International, Cl A	141,390	6,425
Michael Kors Holdings*	44,498	1,914
Murphy USA*	6,800	405
NetFlix*	1,361	168
News, Cl A	68,251	979
NIKE, Cl B	132,565	17,536
NVR*	190	320
PulteGroup	8,582	167
Ralph Lauren, Cl A	23,150	2,875
Skechers U.S.A., Cl A*	54,896	1,658

Description	Shares	Market Value ($ Thousands)
Staples	87,507	$1,056
Starbucks	186,266	11,435
Starwood Hotels & Resorts Worldwide	13,009	935
Target	38,155	2,766
TEGNA	38,700	1,093
Time Warner	13,816	967
Time Warner Cable, Cl A	22,426	4,144
TJX	2,335	165
TopBuild*	19,335	589
TripAdvisor*	239,407	19,720
Under Armour, Cl A*	44,430	3,831
Viacom, Cl B	88,497	4,406
Whirlpool	18,869	3,066
Yum! Brands	35,590	2,581

		251,359

Consumer Staples — 7.2%
Altria Group	28,911	1,665
Anheuser-Busch InBev ADR	71,094	9,133
Archer-Daniels-Midland	112,995	4,123
Bunge	59,599	3,970
Cal-Maine Foods	74,889	4,082
Coca-Cola	10,880	464
ConAgra Foods	10,803	442
Constellation Brands, Cl A	28,770	4,035
Costco Wholesale	111,472	17,994
CVS Health	28,371	2,669
Dr. Pepper Snapple Group	38,914	3,493
Estee Lauder, Cl A	105,738	8,894
Herbalife*	56,881	3,284
Ingredion	31,304	3,086
Kimberly-Clark	28,436	3,388
Kraft Heinz	122,850	9,053
Kroger	166,548	6,272
Mead Johnson Nutrition, Cl A	98,776	7,960
Molson Coors Brewing, Cl B	48,400	4,454
Mondelez International, Cl A	10,557	461
Nu Skin Enterprises, Cl A	24,089	840
PepsiCo	49,702	4,978
Philip Morris International	214,144	18,714
Pilgrim’s Pride	7,745	167
Procter & Gamble	86,384	6,465
Reynolds American	12,138	562
Rite Aid*	15,556	123
SUPERVALU*	120,100	807
Tyson Foods, Cl A	43,600	2,180
Walgreens Boots Alliance	191,341	16,078
Wal-Mart Stores	118,832	6,992
Whole Foods Market	32,056	935

		157,763

Energy — 5.4%
Baker Hughes	6,393	346
Cabot Oil & Gas	251,860	4,742
Chevron	38,000	3,470
Cimarex Energy	54,503	6,487

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
ConocoPhillips	22,900	$1,238
Dril-Quip*	6,300	398
Ensco, Cl A	262,308	4,491
EOG Resources	112,116	9,354
EP Energy, Cl A*	51,242	290
Exxon Mobil	110,348	9,011
FMC Technologies*	165,934	5,645
Halliburton	55,190	2,199
Helmerich & Payne	26,461	1,541
Hess	5,285	312
HollyFrontier	72,000	3,462
Marathon Oil	146,969	2,573
Marathon Petroleum	215,831	12,607
Murphy Oil	65,086	1,860
Nabors Industries	125,789	1,272
National Oilwell Varco	63,736	2,380
Noble	389,716	5,171
Oceaneering International	90,131	3,942
Oil States International*	73,540	2,333
Paragon Offshore*	6,300	1
Patterson-UTI Energy	62,000	1,006
Phillips 66	45,600	4,174
Pioneer Natural Resources	2,322	336
Rowan, Cl A	216,466	4,401
Tesoro	43,629	5,025
Transocean	70,709	1,015
Tsakos Energy Navigation	126,600	984
Valero Energy	191,091	13,732
Western Refining	29,326	1,327
Williams	11,008	402

		117,527

Financials — 17.4%
ACE	8,600	988
Aflac	104,463	6,815
Allied World Assurance Holdings	4,392	160
Allstate	139,659	8,765
Ally Financial*	153,254	3,059
American Financial Group	32,286	2,389
American International Group	358,156	22,772
American National Insurance	2,998	322
American Tower, Cl A‡	113,560	11,286
Ameriprise Financial	24,300	2,745
Annaly Capital Management‡	216,200	2,071
Assurant	81,287	6,952
Assured Guaranty	135,808	3,591
Axis Capital Holdings	28,437	1,592
Bank of America	785,623	13,693
Bank of New York Mellon	75,237	3,298
BB&T	53,900	2,082
Berkshire Hathaway, Cl B*	27,345	3,667
Brandywine Realty Trust‡	56,000	771
Capital One Financial	112,760	8,853
CBL & Associates Properties‡	165,900	2,168
CBRE Group, Cl A*	103,729	3,887

Description	Shares	Market Value ($ Thousands)
Charles Schwab	274,316	$9,247
Chubb	3,378	441
CIT Group	26,600	1,143
Citigroup	697,851	37,747
CNA Financial	21,600	794
Comerica	20,628	956
Corporate Office Properties Trust‡	11,497	256
Corrections Corp of America‡	4,237	109
Crown Castle International‡	182,212	15,654
Discover Financial Services	44,890	2,548
East West Bancorp	10,043	436
Endurance Specialty Holdings	37,205	2,454
Equinix‡	52,546	15,580
Equity Commonwealth*‡	3,523	97
Everest Re Group	25,555	4,713
Fifth Third Bancorp	95,600	1,976
Four Corners Property Trust*	9,453	187
Genworth Financial, Cl A*	189,902	959
Goldman Sachs Group	24,467	4,649
Hanover Insurance Group	1,535	130
Hartford Financial Services Group	74,890	3,418
Hospitality Properties Trust‡	83,529	2,320
Host Hotels & Resorts‡	14,300	237
Huntington Bancshares	488,250	5,708
Intercontinental Exchange	47,098	12,238
Invesco	7,257	245
Jones Lang LaSalle	8,644	1,436
JPMorgan Chase	535,524	35,709
KeyCorp	371,453	4,870
Legg Mason	27,700	1,229
Lexington Realty Trust‡	223,000	1,916
Lincoln National	95,850	5,271
McGraw Hill Financial	4,023	388
MetLife	72,152	3,686
MGIC Investment*	149,324	1,424
Moody’s	39,156	4,038
Morgan Stanley	39,200	1,345
MSCI, Cl A	11,390	798
Navient	69,800	831
Northern Trust	2,941	221
Old Republic International	8,357	158
PartnerRe	856	119
PNC Financial Services Group	89,578	8,555
Prudential Financial	34,538	2,989
Public Storage‡	6,816	1,636
Radian Group	62,800	895
Regions Financial	480,900	4,876
Reinsurance Group of America, Cl A	40,414	3,713
RLJ Lodging Trust‡	38,833	948
Simon Property Group‡	5,531	1,030
Starwood Property Trust‡	64,800	1,317
State Street	20,300	1,473
SunTrust Banks	238,555	10,358
Synovus Financial	11,153	372

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
T. Rowe Price Group	22,824	$1,738
Travelers	134,236	15,379
Unum Group	167,732	6,152
Validus Holdings	35,625	1,681
Voya Financial	168,185	6,845
Wells Fargo	167,908	9,252

		378,816

Health Care — 16.0%
Abbott Laboratories	25,635	1,152
Aetna	65,677	6,748
Alexion Pharmaceuticals*	88,551	15,801
Allergan*	96,939	30,428
AmerisourceBergen	6,465	638
Amgen	26,418	4,256
Anthem	48,668	6,345
Baxalta	28,700	987
Biogen*	53,606	15,377
Bristol-Myers Squibb	274,716	18,409
C.R. Bard	7,248	1,354
Cardinal Health	74,820	6,498
Celgene*	244,306	26,739
Centene*	2,594	150
Charles River Laboratories International*	17,493	1,339
Cigna	20,885	2,819
Community Health Systems*	41,107	1,190
DaVita HealthCare Partners*	83,236	6,080
Dentsply International	67,135	4,072
Edwards Lifesciences*	16,904	2,755
Eli Lilly	3,005	247
Express Scripts Holding*	137,185	11,727
Gilead Sciences	100,850	10,686
HCA Holdings*	137,586	9,364
Health Net*	2,581	163
Humana	2,643	446
Intuitive Surgical*	17,939	9,329
Johnson & Johnson	285,449	28,899
Mallinckrodt*	9,967	677
McKesson	24,717	4,680
Medivation*	44,054	1,863
Medtronic	155,560	11,720
Merck	95,396	5,057
Novo Nordisk ADR	208,992	11,488
Owens & Minor	13,412	516
Perrigo	2,151	321
Pfizer	891,827	29,225
Quest Diagnostics	43,572	2,977
Quintiles Transnational Holdings*	6,571	447
Shire ADR	57,238	11,926
Sirona Dental Systems*	36,755	3,987
St. Jude Medical	5,596	353
Teva Pharmaceutical Industries ADR	212,122	13,349
United Therapeutics*	61,246	9,348
UnitedHealth Group	25,273	2,848
Valeant Pharmaceuticals International*	116,332	10,465

Description	Shares	Market Value ($ Thousands)
Zoetis, Cl A	62,948	$2,940

		348,185

Industrials — 7.3%
3M	6,300	986
AerCap Holdings*	44,600	2,027
AGCO	44,200	2,222
Alaska Air Group	67,114	5,351
AMERCO	1,140	462
American Airlines Group	20,863	861
Babcock & Wilcox, Cl W*	3,488	106
Boeing	87,467	12,722
Canadian Pacific Railway	56,624	8,350
Caterpillar	21,200	1,540
Chicago Bridge & Iron	28,400	1,214
Cintas	4,084	374
Colfax*	90,007	2,437
Cummins	22,300	2,238
Danaher	101,453	9,779
Deere	37,800	3,008
Delta Air Lines	187,624	8,717
Eaton	31,700	1,844
Equifax	5,156	575
Fastenal	135,096	5,482
FedEx	26,273	4,165
Fluor	27,400	1,332
General Dynamics	39,275	5,752
General Electric	16,000	479
Huntington Ingalls Industries	51,196	6,703
ITT	6,592	262
JetBlue Airways*	61,404	1,519
Kansas City Southern	86,400	7,856
Manpowergroup	4,775	431
Masco	33,369	998
Moog, Cl A*	17,800	1,176
Norfolk Southern	13,100	1,245
Northrop Grumman	69,371	12,928
Owens Corning	21,662	1,015
Precision Castparts	2,033	471
Raytheon	4,677	580
Rockwell Collins	69,240	6,417
RR Donnelley & Sons	70,900	1,141
Southwest Airlines	125,487	5,757
Spirit AeroSystems Holdings, Cl A*	112,667	5,909
Spirit Airlines*	31,899	1,173
SPX FLOW*	17,892	601
Stericycle*	73,693	8,896
Timken	36,800	1,186
Trinity Industries	84,866	2,304
Triumph Group	19,012	762
United Continental Holdings*	113,605	6,331
Vectrus*	900	22
Waste Management	7,813	420

		158,126

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Information Technology — 24.3%
Adobe Systems*	112,970	$10,332
Akamai Technologies*	109,177	6,290
Alphabet, Cl A*	48,792	37,221
Alphabet, Cl C*	26,443	19,637
Amdocs	36,943	2,090
Amphenol, Cl A	145,782	8,025
Ansys*	54,144	5,047
Apple	152,787	18,075
Applied Materials	546,030	10,249
Arrow Electronics*	5,025	284
Aspen Technology*	22,662	996
Avnet	78,322	3,550
Baidu ADR*	58,222	12,691
Booz Allen Hamilton Holding, Cl A	3,375	103
Broadcom, Cl A	9,624	526
Broadridge Financial Solutions	17,738	975
Brocade Communications Systems	580,625	5,449
CA	42,300	1,189
Cadence Design Systems*	22,437	500
CDW	9,139	395
Cisco Systems	429,723	11,710
Citrix Systems*	33,089	2,537
Cognizant Technology Solutions, Cl A*	198,153	12,797
Computer Sciences	11,079	347
Convergys	60,800	1,566
CoreLogic*	66,010	2,433
Corning	169,700	3,179
CSRA*	11,079	349
DST Systems	5,335	652
eBay*	664,488	19,662
Electronic Arts*	217,063	14,715
EMC	176,245	4,466
Facebook, Cl A*	225,341	23,489
Fidelity National Information Services	12,388	789
First Solar*	19,447	1,099
FleetCor Technologies*	41,256	6,341
Flextronics International*	201,022	2,262
Genpact*	264,028	6,654
Hewlett Packard Enterprise	154,958	2,303
HP	154,958	1,943
IAC	1,594	100
Ingram Micro, Cl A	110,979	3,433
Intel	465,701	16,193
International Business Machines	20,708	2,887
Intuit	72,837	7,298
Jabil Circuit	100,814	2,580
Juniper Networks	126,058	3,798
Lam Research	24,900	1,947
Leidos Holdings	17,263	1,000
Marvell Technology Group	238,707	2,115
MasterCard, Cl A	278,938	27,314
Micron Technology*	67,068	1,068
Microsoft	864,677	46,995

Description	Shares	Market Value ($ Thousands)
National Instruments	125,840	$3,951
NCR*	70,804	1,920
NetSuite*	43,214	3,690
NXP Semiconductor*	201,934	18,873
Oracle	62,818	2,448
Pandora Media*	18,063	249
PayPal Holdings*	374,607	13,209
Qualcomm	351,652	17,157
Rackspace Hosting*	24,631	705
Salesforce.com*	112,219	8,943
Seagate Technology	55,700	2,002
Symantec	356,713	6,984
Take-Two Interactive Software*	57,954	2,050
Tech Data*	18,100	1,224
Teradyne	34,701	721
Texas Instruments	92,278	5,363
Total System Services	1,810	101
VeriSign*	40,532	3,625
Visa, Cl A	539,062	42,591
Vishay Intertechnology	59,500	709
Western Digital	41,489	2,589
Western Union	81,100	1,530
Xerox	327,810	3,458
Xilinx	6,646	330
Yahoo!*	5,127	173
Yelp, Cl A*	95,979	2,892
Zynga, Cl A*	408,758	1,055

		528,187

Materials — 2.5%
Air Products & Chemicals	62,200	8,514
Cabot	12,194	531
Celanese, Cl A	19,900	1,408
CF Industries Holdings	107,986	4,982
Domtar	47,395	1,947
Dow Chemical	7,229	377
Eastman Chemical	20,300	1,475
Ecolab	70,727	8,428
Freeport-McMoRan, Cl B	43,500	356
Huntsman	108,287	1,356
International Paper	49,266	2,061
LyondellBasell Industries, Cl A	103,259	9,894
Mosaic	106,625	3,374
Owens-Illinois*	56,900	1,098
Reliance Steel & Aluminum	27,900	1,640
Sherwin-Williams	17,180	4,743
Steel Dynamics	55,200	960
Westlake Chemical	5,566	334

		53,478

Telecommunication Services — 1.3%
AT&T	304,774	10,262
Level 3 Communications*	157,750	8,018
Verizon Communications	212,448	9,656

		27,936

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Concluded)

November 30, 2015

Description	Shares/Face Amounts ($ Thousands)	Market Value ($ Thousands)
Utilities — 2.1%
AES	514,155	$5,136
Ameren	38,600	1,689
American Electric Power	117,351	6,573
Edison International	62,832	3,730
Entergy	92,838	6,186
Exelon	108,438	2,961
FirstEnergy	94,100	2,954
NiSource	17,663	339
NRG Energy	26,054	322
Pinnacle West Capital	16,800	1,064
PPL	44,700	1,522
Public Service Enterprise Group	281,722	11,015
SCANA	29,800	1,763

		45,254

Total Common Stock (Cost $1,618,924) ($ Thousands)		2,066,631

CASH EQUIVALENTS — 5.0%
Investors Cash Trust - Treasury Portfolio - DWS US Treasury Money Fund
0.010%**	3,759,974	3,760
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%**†	104,208,703	104,209

Total Cash Equivalents (Cost $107,969) ($ Thousands)		107,969

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
0.125%, 02/04/2016 (A) (B)	$3,400	3,399

Total U.S. Treasury Obligation (Cost $3,400) ($ Thousands)		3,399

Total Investments — 100.2% (Cost $1,730,293) ($ Thousands)		$2,177,999

A list of the open futures contracts held by the Fund at November 30, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	165	Dec-2015	$926
S&P Mid 400 Index E-MINI	13	Dec-2015	88

			$1,014

For the period ended November 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,174,492 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2015.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of November 30, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,066,631	$—	$—	$2,066,631
Cash Equivalents	107,969	—	—	107,969
U.S. Treasury Obligation	—	3,399	—	3,399

Total Investments in Securities	$2,174,600	$3,399	$—	$2,177,999

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*

Unrealized Appreciation	$1,014	$—	$—	$1,014

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.9%

Consumer Discretionary — 12.6%
Amazon.com*	50	$33
Bed Bath & Beyond*	3,513	191
Best Buy	3,531	112
Carter’s	544	47
Comcast, Cl A	773	47
Delphi Automotive	500	44
Dillard’s, Cl A	2,173	163
Discovery Communications, Cl C*	4,537	134
Dollar General	4,718	309
DSW, Cl A	2,513	58
General Motors	17,032	616
Goodyear Tire & Rubber	8,970	313
Home Depot	2,257	302
John Wiley & Sons, Cl A	3,482	180
Kohl’s	3,364	158
L Brands	3,759	359
Lear	578	73
Liberty Interactive QVC Group, Cl A*	13,115	347
Lowe’s	3,866	296
Macy’s	1,019	40
Magna International, Cl A	1,833	83
Marriott International, Cl A	3,586	254
Michael Kors Holdings*	9,634	414
Murphy USA*	1,126	67
NIKE, Cl B	2,961	392
Omnicom Group	6,174	457
Staples	6,679	81
Starbucks	601	37
Starwood Hotels & Resorts Worldwide	535	38
Target	3,736	271
Time Warner	342	24
TJX	1,100	78
TopBuild*	879	27
Toyota Motor ADR	5,184	645
Tribune Media, Cl A	6,904	269
TripAdvisor*	2,298	190
Ulta Salon Cosmetics & Fragrance*	191	32
Whirlpool	882	143

		7,324

Consumer Staples — 7.6%
Altria Group	1,355	78
Campbell Soup	1,494	78
Clorox	2,245	279
Coca-Cola Enterprises	533	27
CVS Health	5,559	523
Dr. Pepper Snapple Group	882	79
General Mills	808	47
Hershey	1,746	151
JM Smucker	3,285	398
Kellogg	4,353	299
Kimberly-Clark	4,013	478

Description	Shares	Market Value ($ Thousands)
Kroger	1,764	$66
PepsiCo	2,692	270
Philip Morris International	8,775	767
Procter & Gamble	6,838	512
Reynolds American	977	45
Walgreens Boots Alliance	2,789	234
Wal-Mart Stores	1,367	81

		4,412

Energy — 6.6%
Apache	1,911	94
Baker Hughes	1,315	71
BP PLC ADR	16,807	582
Canadian Natural Resources	10,239	248
Cimarex Energy	1,695	202
Continental Resources*	5,115	186
Devon Energy	7,968	367
EP Energy, Cl A*	13,781	78
Exxon Mobil	1,767	144
HollyFrontier	1,319	63
Marathon Petroleum	2,419	141
Occidental Petroleum	10,987	830
Royal Dutch Shell ADR, Cl A	10,033	499
Schlumberger	2,204	170
Valero Energy	2,449	176

		3,851

Financials — 18.5%
Affiliated Managers Group*	367	65
Aflac	8,716	569
Allied World Assurance Holdings	732	27
Allstate	951	60
Assurant	480	41
Bank of America	41,636	726
Bank of New York Mellon	6,253	274
Berkshire Hathaway, Cl B*	1,745	234
Blackstone Group	2,982	93
Capital One Financial	701	55
Citigroup	20,885	1,129
Comerica	4,943	229
Corporate Office Properties Trust‡	6,152	137
Crown Castle International‡	8,500	730
Cullen/Frost Bankers	931	65
Discover Financial Services	1,397	79
Equinix‡	1,868	554
Goldman Sachs Group	1,097	209
Hartford Financial Services Group	4,635	212
Hatteras Financial‡	1,981	28
Intercontinental Exchange	1,327	345
JPMorgan Chase	8,958	597
KKR	7,475	126
Lincoln National	842	46
Marsh & McLennan	6,112	338
McGraw Hill Financial	1,324	128
MetLife	11,806	603
Moody’s	269	28

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Nomura Holdings ADR	17,139	$101
Northern Trust	3,549	266
PartnerRe	1,000	139
PJT Partners*	1	—
PNC Financial Services Group	2,709	259
Principal Financial Group	1,035	53
Prudential Financial	1,146	99
Reinsurance Group of America, Cl A	2,277	209
Santander Consumer USA Holdings*	15,833	280
State Street	9,861	716
T. Rowe Price Group	4,243	323
Travelers	667	77
Validus Holdings	705	33
Voya Financial	784	32
Wells Fargo	8,646	476

		10,790

Health Care — 17.1%
Abbott Laboratories	6,359	286
AbbVie	2,577	150
Aetna	1,472	151
Allergan*	1,870	587
AmerisourceBergen	4,945	488
Amgen	4,166	671
Anthem	1,727	225
Baxalta	1,805	62
Baxter International	12,066	454
Becton Dickinson	4,163	625
Biogen*	2,434	698
Celgene*	4,236	464
Charles River Laboratories International*	2,097	161
Dentsply International	1,110	67
Edwards Lifesciences*	195	32
Gilead Sciences	7,149	757
Horizon Pharma*	3,413	74
Humana	412	70
Insys Therapeutics*	898	29
Jazz Pharmaceuticals*	354	52
Johnson & Johnson	7,945	804
Mallinckrodt*	1,559	106
McKesson	905	171
Medivation*	2,294	97
Merck	10,026	531
Novo Nordisk ADR	9,878	543
Perrigo	348	52
Pfizer	11,547	378
PTC Therapeutics*	1,691	51
Quest Diagnostics	983	67
Sirona Dental Systems*	800	87
United Therapeutics*	936	143
UnitedHealth Group	4,058	458
Valeant Pharmaceuticals International*	3,569	321
Zoetis, Cl A	773	36

		9,948

Description	Shares	Market Value ($ Thousands)
Industrials — 9.6%
3M	4,437	$695
AECOM Technology*	6,728	214
Alaska Air Group	326	26
AMERCO	171	69
American Airlines Group	8,545	353
Caterpillar	1,564	114
Chicago Bridge & Iron	2,229	95
Delta Air Lines	11,097	515
Eaton	5,179	301
Huntington Ingalls Industries	600	79
Illinois Tool Works	5,113	481
ITT	792	31
Lockheed Martin	1,517	333
Manpowergroup	1,634	147
Northrop Grumman	1,349	251
Oshkosh Truck	1,903	83
Owens Corning	2,237	105
Rockwell Collins	3,234	300
Southwest Airlines	4,615	212
Spirit AeroSystems Holdings, Cl A*	1,133	59
SPX FLOW*	884	30
United Continental Holdings*	3,059	170
United Parcel Service, Cl B	2,018	208
WW Grainger	3,540	710

		5,581

Information Technology — 19.3%
Akamai Technologies*	1,056	61
Alphabet, Cl A*	761	580
Alphabet, Cl C*	614	456
Apple	3,722	440
Applied Materials	10,370	195
Automatic Data Processing	3,488	301
Baidu ADR*	1,890	412
Broadcom, Cl A	1,008	55
CA	5,588	157
Cisco Systems	24,957	680
Computer Sciences	2,342	73
CSRA*	2,342	74
eBay*	20,948	620
Electronic Arts*	6,337	429
EMC	10,302	261
Facebook, Cl A*	3,125	326
Hewlett Packard Enterprise	9,497	141
HP	5,617	71
IAC	409	26
Ingram Micro, Cl A	3,462	107
Intel	10,535	366
International Business Machines	2,834	395
Intuit	1,188	119
Juniper Networks	3,141	95
Lam Research	3,796	297
Leidos Holdings	743	43
MasterCard, Cl A	6,355	622

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund (Concluded)

November 30, 2015

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Microchip Technology	9,589	$463
Micron Technology*	24,788	395
Microsoft	14,917	811
NetApp	3,563	109
Oracle	1,665	65
PayPal Holdings*	11,550	407
Qualcomm	12,816	625
Rackspace Hosting*	1,273	36
Skyworks Solutions	340	28
Texas Instruments	2,792	162
Visa, Cl A	4,564	361
Western Digital	536	34
Xerox	5,670	60
Yelp, Cl A*	6,626	200
Zynga, Cl A*	19,727	51

		11,209

Materials — 2.1%
Ball	4,031	280
Cabot	2,632	115
Dow Chemical	1,768	92
Eastman Chemical	5,196	377
Louisiana-Pacific*	2,086	38
LyondellBasell Industries, Cl A	1,174	113
Mosaic	1,610	51
Reliance Steel & Aluminum	1,914	113
Sherwin-Williams	174	48

		1,227

Telecommunication Services — 1.2%
China Mobile ADR	3,461	199
Verizon Communications	11,297	513

		712

Utilities — 1.3%
CMS Energy	1,997	70
Entergy	3,217	214
Exelon	4,784	131
Pinnacle West Capital	4,732	300
Public Service Enterprise Group	1,348	52

		767

Total Common Stock (Cost $50,546) ($ Thousands)		55,821

CASH EQUIVALENT — 4.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%**†	2,313,462	2,313

Total Cash Equivalent (Cost $2,313) ($ Thousands)		2,313

U.S. TREASURY OBLIGATION — 0.9%
U.S. Treasury Bills
0.090%, 02/04/2016 (A) (B)	$557	557

Total U.S. Treasury Obligation (Cost $557) ($ Thousands)		557

Total Investments — 100.8% (Cost $53,416) ($ Thousands)		$58,691

A list of the open futures contracts held by the Fund at November 30, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	3	Dec-2015	$31

For the period ended November 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $58,204 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2015.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of November 30, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$55,821	$—	$—	$55,821
Cash Equivalent	2,313	—	—	2,313
U.S. Treasury Obligation	—	557	—	557

Total Investments in Securities	$58,134	$557	$—	$58,691

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$31	$—	$—	$31

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.1%

Consumer Discretionary — 11.6%
Advance Auto Parts	81,324	$13,234
Amazon.com*	69,036	45,895
AutoNation*	71,400	4,564
AutoZone*	33,139	25,973
Bed Bath & Beyond*	6,600	360
Best Buy	133,700	4,249
Bloomin’ Brands	113,805	1,970
BorgWarner	5,600	239
Cable One	3,510	1,566
Cablevision Systems, Cl A	4,200	128
Carmax*	8,000	458
Carnival, Cl A	1,700	86
Cavco Industries*	3,100	287
CBS, Cl B	4,200	212
Chico’s FAS	131,070	1,573
Chipotle Mexican Grill, Cl A*	100	58
Cinemark Holdings	39,600	1,374
Coach	9,600	305
Comcast, Cl A	574,359	34,956
Comcast, Cl Special Class A	13,700	836
Darden Restaurants	23,900	1,343
Deckers Outdoor*	17,200	842
Delphi Automotive	90,950	7,992
Discovery Communications, Cl A*	600	19
Discovery Communications, Cl C*	1,100	33
Dollar General	5,200	340
Dollar Tree*	37,800	2,852
DR Horton	20,700	669
Dunkin’ Brands Group	93,675	3,974
Expedia	400	49
Extended Stay America	32,200	551
Ford Motor	659,241	9,447
Fox Factory Holding*	130,825	2,325
GameStop, Cl A	500	18
Gap	187,700	5,017
Garmin	400	15
General Motors	207,045	7,495
Gentherm*	28,555	1,452
Genuine Parts	80,517	7,297
Goodyear Tire & Rubber	88,957	3,103
H&R Block	1,200	44
Hanesbrands	56,700	1,739
Harley-Davidson	51,880	2,538
Harman International Industries	300	31
Hasbro	5,400	395
Home Depot	364,851	48,846
Houghton Mifflin Harcourt*	155,189	3,067
Interpublic Group	16,400	377
J.C. Penney*(A)	63,870	509
Johnson Controls	9,400	432
Kohl’s	23,700	1,117

Description	Shares	Market Value ($ Thousands)
L Brands	58,000	$5,534
La-Z-Boy, Cl Z	21,700	582
Leggett & Platt	41,500	1,934
Lennar, Cl A	7,700	394
Lowe’s	93,700	7,177
Macy’s	161,400	6,308
Madison Square Garden*	72,208	11,731
Marriott International, Cl A	46,000	3,262
Mattel	1,300	32
Mattress Firm Holding* (A)	28,905	1,427
McDonald’s	124,766	14,243
MDC Partners, Cl A	113,670	2,450
Michael Kors Holdings*	84,600	3,640
Modine Manufacturing*	171,983	1,615
Mohawk Industries*	5,100	973
MSG Networks*	240,190	4,751
NetFlix*	14,000	1,727
Newell Rubbermaid	40,300	1,800
News	25,600	370
News, Cl A	149,100	2,140
NIKE, Cl B	128,681	17,022
Nordstrom	600	34
Norwegian Cruise Line Holdings*	147,675	8,482
Omnicom Group	500	37
O’Reilly Automotive*	12,400	3,272
Oxford Industries	8,300	564
Priceline Group*	300	375
PulteGroup	1,200	23
PVH	300	27
Ralph Lauren, Cl A	200	25
Ross Stores	37,000	1,924
Royal Caribbean Cruises	14,700	1,361
Sally Beauty Holdings*	76,275	1,973
Scholastic	32,010	1,367
Scripps Networks Interactive, Cl A	400	23
ServiceMaster Global Holdings*	82,265	3,083
Signet Jewelers	300	39
Staples	40,800	493
Starbucks	220,311	13,525
Starwood Hotels & Resorts Worldwide	700	50
Steven Madden*	50,640	1,615
Target	102,593	7,438
TEGNA	6,600	186
Tenneco*	23,105	1,245
Thomson Reuters	23,100	932
Tiffany	500	40
Time	101,000	1,681
Time Warner	82,936	5,804
Time Warner Cable, Cl A	12,409	2,293
TJX	14,900	1,052
Tractor Supply	6,000	536
Tribune Media, Cl A	18,800	733
TripAdvisor*	500	41
Twenty-First Century Fox	16,100	482

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Twenty-First Century Fox, Cl A	7,300	$215
Under Armour, Cl A*	26,900	2,319
Urban Outfitters*	400	9
VF	33,200	2,148
Viacom, Cl B	142,720	7,106
Walt Disney	126,150	14,314
Whirlpool	8,400	1,365
Wyndham Worldwide	400	30
Wynn Resorts	100	6
Yum! Brands	34,900	2,531

		432,161

Consumer Staples — 9.5%
Altria Group	610,032	35,138
Archer-Daniels-Midland	219,600	8,013
Brown-Forman, Cl B	5,700	585
Bunge	37,700	2,511
Campbell Soup	700	37
Clorox	500	62
Coca-Cola	116,652	4,972
Coca-Cola Enterprises	900	45
Colgate-Palmolive	3,500	230
ConAgra Foods	29,000	1,187
Constellation Brands, Cl A	27,643	3,877
Costco Wholesale	8,900	1,437
CVS Health	194,472	18,298
Dr. Pepper Snapple Group	66,200	5,941
Estee Lauder, Cl A	2,600	219
General Mills	2,300	133
Henkel	72,423	6,949
Hershey	500	43
Hormel Foods	600	45
JM Smucker	53,430	6,475
Kellogg	286,680	19,715
Keurig Green Mountain	500	26
Kimberly-Clark	83,672	9,969
Kraft Heinz	127,975	9,431
Kroger	624,872	23,533
McCormick	700	60
Mead Johnson Nutrition, Cl A	22,285	1,796
Molson Coors Brewing, Cl B	24,275	2,234
Mondelez International, Cl A	600,650	26,224
Monster Beverage*	20,725	3,204
PepsiCo	446,562	44,728
Philip Morris International	256,514	22,417
Pilgrim’s Pride	250,623	5,396
Procter & Gamble	579,651	43,381
Reynolds American	263,853	12,203
Rite Aid*	604,283	4,762
Sysco	2,300	94
Tyson Foods, Cl A	84,600	4,230
Walgreens Boots Alliance	27,300	2,294
Wal-Mart Stores	386,719	22,754
Whole Foods Market	18,800	548

		355,196

Description	Shares	Market Value ($ Thousands)
Energy — 5.7%
Anadarko Petroleum	2,900	$174
Apache	1,500	74
Baker Hughes	14,583	788
Cabot Oil & Gas	8,100	152
Cameron International*	2,884	197
Chesapeake Energy	2,000	11
Chevron	332,113	30,329
Cimarex Energy	10,200	1,214
Columbia Pipeline Group	196,600	3,769
ConocoPhillips	70,750	3,824
Devon Energy	2,900	133
Dril-Quip*	24,950	1,575
Ensco, Cl A	179,300	3,070
EOG Resources	146,114	12,190
EQT	600	34
Exxon Mobil	442,181	36,108
FMC Technologies*	900	31
Halliburton	194,150	7,737
Helmerich & Payne (A)	900	52
Hess	59,000	3,481
HollyFrontier	159,339	7,661
Kinder Morgan	33,500	790
Magellan Midstream Partners	67,454	4,218
Marathon Oil	53,600	939
Marathon Petroleum	301,846	17,631
Memorial Resource Development*	131,295	2,139
Murphy Oil	700	20
National Oilwell Varco	1,600	60
Newfield Exploration*	37,600	1,439
Noble Energy	283,821	10,408
Occidental Petroleum	3,300	249
ONEOK	800	24
Phillips 66	206,056	18,860
Pioneer Natural Resources	1,300	188
Range Resources (A)	3,000	86
Schlumberger	164,865	12,719
Southwestern Energy*	1,500	13
Spectra Energy	1,700	45
Suncor Energy	478,023	13,193
Tesco	190,990	1,606
Tesoro	40,571	4,673
Transocean	1,200	17
Valero Energy	150,800	10,836
Williams	19,078	697

		213,454

Financials — 15.8%
ACE	1,200	138
Affiliated Managers Group*	2,000	354
Aflac	68,404	4,463
Allstate	58,943	3,699
American Express	3,881	278
American International Group	140,970	8,963
American Tower, Cl A‡	2,500	248

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Ameriprise Financial	636	$72
Annaly Capital Management‡	302,300	2,896
Aon	91,115	8,632
Apartment Investment & Management, Cl A‡	32,400	1,235
Arch Capital Group*	36,355	2,635
Argo Group International Holdings	42,235	2,683
Assurant	200	17
AvalonBay Communities‡	16,000	2,909
Bank of America	2,329,963	40,611
Bank of New York Mellon	341,900	14,989
BB&T	7,800	301
Berkshire Hathaway, Cl B*	304,094	40,776
BlackRock, Cl A	1,200	437
Boston Properties‡	5,000	625
Brown & Brown	72,100	2,340
Capital One Financial	8,000	628
CBL & Associates Properties‡	114,500	1,496
CBOE Holdings	31,330	2,262
CBRE Group, Cl A*	225,656	8,455
Charles Schwab	222,465	7,499
Chubb	6,777	885
Cincinnati Financial	500	31
Citigroup	573,922	31,044
CME Group, Cl A	274,659	26,821
Comerica	6,600	306
Crown Castle International‡	1,300	112
DCT Industrial Trust‡	61,480	2,347
Discover Financial Services	164,398	9,331
E*TRADE Financial*	39,200	1,193
East West Bancorp	88,142	3,824
Equinix‡	410	122
Equity Residential‡	50,400	4,023
Essex Property Trust‡	14,100	3,254
Extra Space Storage‡	30,915	2,589
FactSet Research Systems	16,085	2,727
Fifth Third Bancorp	14,600	302
Franklin Resources	100	4
Franklin Street Properties‡	42,800	448
General Growth Properties‡	68,300	1,740
Genworth Financial, Cl A*	614,166	3,101
Geo Group‡	24,900	730
Goldman Sachs Group	80,800	15,354
Great Western Bancorp	89,790	2,713
Hartford Financial Services Group	200,585	9,155
HCP‡	1,800	64
Home BancShares	65,925	2,975
Hospitality Properties Trust‡	46,000	1,277
Host Hotels & Resorts‡	3,200	53
Huntington Bancshares	30,100	352
Intercontinental Exchange	43,623	11,335
Invesco	1,700	57
Iron Mountain‡	24,000	667
Jones Lang LaSalle	85,952	14,279
JPMorgan Chase	413,434	27,568

Description	Shares	Market Value ($ Thousands)
KeyCorp	51,600	$676
Kilroy Realty‡	33,810	2,256
Kimco Realty‡	1,600	42
Lamar Advertising, Cl A‡	132,131	7,718
LaSalle Hotel Properties‡	58,045	1,637
Lazard, Cl A	126,493	5,878
Legg Mason	9,400	417
Leucadia National	700	12
Lexington Realty Trust‡	99,000	850
Lincoln National	157,337	8,652
Loews	1,100	42
M&T Bank	53,284	6,678
Macerich‡	113,580	8,876
Marsh & McLennan	189,591	10,484
McGraw Hill Financial	169,609	16,362
MetLife	7,300	373
Moody’s	4,600	474
Morgan Stanley	52,700	1,808
Morningstar	23,065	1,862
NASDAQ OMX Group	31,500	1,847
Navient	692,185	8,244
Nelnet, Cl A	9,000	297
Northern Trust	1,800	135
Old Republic International	88,300	1,674
OneMain Holdings*	209,701	10,162
PacWest Bancorp	63,270	2,975
People’s United Financial	13,900	233
Plum Creek Timber‡	500	25
PNC Financial Services Group	75,100	7,173
Principal Financial Group	1,200	62
Progressive	2,100	65
Prologis‡	148,200	6,336
Prudential Financial	1,900	164
Public Storage‡	600	144
Realty Income‡	900	45
Regions Financial	281,300	2,852
Reinsurance Group of America, Cl A	30,215	2,776
Senior Housing Properties Trust‡	57,000	824
Signature Bank NY*	67,795	10,722
Simon Property Group‡	93,552	17,423
SL Green Realty‡	900	106
State Street	6,700	486
SunTrust Banks	205,600	8,927
SVB Financial Group*	18,265	2,420
Synchrony Financial*	30,900	984
T. Rowe Price Group	1,100	84
Torchmark	4,100	248
Travelers	78,500	8,994
Unum Group	7,700	282
US Bancorp	314,898	13,821
Ventas‡	1,400	75
Vornado Realty Trust‡	10,600	1,026
Voya Financial	328,575	13,373
Wells Fargo	866,222	47,729

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Welltower‡	24,500	$1,548
Weyerhaeuser‡	2,100	67
XL Group, Cl A	1,200	46
Zions Bancorporation	13,600	407

		590,322

Health Care — 16.1%
Abbott Laboratories	236,800	10,637
AbbVie	68,700	3,995
Aetna	169,265	17,392
Agilent Technologies	1,400	59
Alexion Pharmaceuticals*	500	89
Allergan*	58,776	18,449
AmerisourceBergen	53,300	5,258
Amgen	168,718	27,181
Anthem	92,600	12,073
Baxalta	231,346	7,954
Baxter International	2,100	79
Becton Dickinson	900	135
Biogen*	24,400	6,999
Boston Scientific*	561,835	10,270
Bristol-Myers Squibb	468,026	31,362
Brookdale Senior Living, Cl A*	90,890	2,043
Bruker*	105,960	2,399
C.R. Bard	27,600	5,156
Cardinal Health	150,396	13,062
Celgene*	117,300	12,839
Cellectis ADR*	40,055	1,325
Cerner*	28,300	1,687
Cigna	47,045	6,350
DaVita HealthCare Partners*	700	51
Dentsply International	500	30
Edwards Lifesciences*	15,900	2,592
Eli Lilly	160,814	13,193
Endo International*	10,100	621
Express Scripts Holding*	250,158	21,384
Gilead Sciences	365,888	38,770
HCA Holdings*	10,700	728
Henry Schein*	800	125
Hologic*	52,400	2,114
Humana	19,459	3,282
Illumina*	5,500	1,011
Intuitive Surgical*	900	468
Jazz Pharmaceuticals*	15,000	2,199
Johnson & Johnson	698,124	70,678
Laboratory Corp of America Holdings*	300	36
LivaNova*	11,600	694
Mallinckrodt*	177,685	12,067
McKesson	108,415	20,528
Medtronic	49,386	3,721
Merck	849,163	45,014
Mylan*	181,967	9,335
Patterson	14,200	647
PerkinElmer	7,800	415
Perrigo	5,456	815

Description	Shares	Market Value ($ Thousands)
Pfizer	1,514,736	$49,638
Phibro Animal Health, Cl A	46,215	1,501
Quest Diagnostics	10,300	704
Quintiles Transnational Holdings*	134,240	9,127
Regeneron Pharmaceuticals*	20,500	11,162
Sirona Dental Systems*	21,415	2,323
St. Jude Medical	12,700	802
Stryker	73,000	7,042
Team Health Holdings*	28,500	1,572
Tenet Healthcare*	300	10
Thermo Fisher Scientific	122,715	16,984
United Therapeutics*	14,305	2,183
UnitedHealth Group	270,861	30,529
Universal Health Services, Cl B	8,700	1,057
Varian Medical Systems*	200	16
Vertex Pharmaceuticals*	26,215	3,391
Waters*	500	66
Zimmer Biomet Holdings	700	71
Zoetis, Cl A	367,035	17,140

		602,629

Industrials — 10.3%
3M	104,462	16,357
ADT (A)	15,900	564
Air Lease, Cl A	62,860	2,114
Alaska Air Group	29,665	2,365
Allegion	7,433	500
Altra Industrial Motion	75,325	2,111
American Airlines Group	216,935	8,951
Ametek	1,300	73
AO Smith	4,074	325
B/E Aerospace	42,670	1,972
Babcock & Wilcox, Cl W*	33,100	1,008
Boeing	98,518	14,329
C.H. Robinson Worldwide	12,400	836
Canadian National Railway	162,370	9,702
Canadian Pacific Railway	23,390	3,449
Carlisle	34,000	3,007
Caterpillar	2,300	167
Cintas	17,500	1,603
Continental Building Products*	79,920	1,458
Copart*	43,300	1,709
CSX	197,144	5,605
Cummins	100	10
Danaher	2,400	231
Deere	116,445	9,265
Delta Air Lines	233,781	10,862
Dover	600	40
Dun & Bradstreet	9,800	1,056
Eaton	5,500	320
Echo Global Logistics*	76,239	1,799
EMCOR Group	32,440	1,635
Emerson Electric	2,600	130
Equifax	5,700	636
Expeditors International of Washington	300	15

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Fastenal	1,000	$41
FedEx	24,500	3,884
Flowserve	400	18
Fluor	600	29
Generac Holdings*	56,600	1,817
General Dynamics	96,100	14,075
General Electric	1,333,200	39,916
Honeywell International	236,271	24,560
Huntington Ingalls Industries	63,930	8,370
Illinois Tool Works	1,400	132
Ingersoll-Rand	4,500	264
Jacobs Engineering Group*	500	22
JB Hunt Transport Services	400	31
Kansas City Southern	800	73
L-3 Communications Holdings, Cl 3	300	37
Lockheed Martin	163,173	35,761
Manpowergroup	80,400	7,259
Masco	338,195	10,115
Nielsen Holdings	209,209	9,766
Norfolk Southern	1,200	114
Northrop Grumman	28,400	5,293
On Assignment*	30,015	1,401
Paccar	2,800	145
Parker Hannifin	500	52
Pentair	700	40
PGT*	155,140	1,725
Pitney Bowes	110,665	2,390
Precision Castparts	4,090	947
Quanta Services*	74,845	1,651
Raytheon	27,100	3,361
Republic Services, Cl A	111,964	4,919
Robert Half International	133,675	6,841
Rockwell Automation	53,115	5,654
Rockwell Collins	4,900	454
Roper Technologies	1,500	290
Ryder System	300	20
Snap-on	1,100	190
Southwest Airlines	426,486	19,567
Stanley Black & Decker	1,000	109
Stericycle*	300	36
Textron	8,800	375
Toro	16,540	1,275
TriMas*	83,660	1,810
Tyco International	484,654	17,113
Union Pacific	204,605	17,176
United Continental Holdings*	14,900	830
United Parcel Service, Cl B	44,100	4,543
United Rentals*	26,185	2,060
United Technologies	181,956	17,477
Verisk Analytics, Cl A*	9,000	674
Waste Connections	79,071	4,309
Waste Management	12,700	683
Woodward Governor	23,025	1,161
WW Grainger (A)	200	40

Description	Shares	Market Value ($ Thousands)
Xylem	1,000	$37

		385,136

Information Technology — 20.1%
Accenture, Cl A	93,227	9,996
Activision Blizzard	41,900	1,578
Adobe Systems*	2,200	201
Akamai Technologies*	17,400	1,003
Alliance Data Systems*	700	201
Alphabet, Cl A*	54,666	41,702
Alphabet, Cl C*	92,213	68,478
Altera	5,109	270
Amdocs	258,829	14,642
Amphenol, Cl A	37,900	2,086
Analog Devices	7,100	437
Apple	1,195,490	141,426
Applied Materials	773,549	14,519
Autodesk*	900	57
Automatic Data Processing	116,523	10,051
Avago Technologies, Cl A	39,300	5,127
Avnet	46,846	2,123
Booz Allen Hamilton Holding, Cl A	137,980	4,201
Broadcom, Cl A	65,506	3,579
Broadridge Financial Solutions	16,204	891
BroadSoft*	71,595	2,866
CA	77,700	2,184
CDK Global	17,011	807
CDW	69,200	2,987
Check Point Software Technologies*	34,530	3,014
Cisco Systems	1,452,039	39,568
Citrix Systems*	79,600	6,103
Cognizant Technology Solutions, Cl A*	22,658	1,463
Computer Sciences	32,585	1,021
Corning	9,900	185
CSRA*	40,485	1,276
DST Systems	70,083	8,570
eBay*	527,605	15,612
Electronic Arts*	79,881	5,415
EMC	61,459	1,557
EVERTEC	120,655	2,073
F5 Networks*	8,500	876
Facebook, Cl A*	213,683	22,274
Fidelity National Information Services	71,435	4,548
First Solar*	300	17
Fiserv*	60,500	5,822
FLIR Systems	96,295	2,943
Freescale Semiconductor*	70,754	2,753
Hewlett Packard Enterprise	451,992	6,717
HP	940,623	11,795
Integrated Device Technology*	67,900	1,904
Intel	653,175	22,711
International Business Machines	22,206	3,096
Intuit	99,416	9,961
j2 Global	33,295	2,679
Jabil Circuit	120,472	3,083

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Jack Henry & Associates	41,300	$3,278
Juniper Networks	307,900	9,277
Kla-Tencor	3,200	213
Lam Research	16,800	1,314
Linear Technology	1,000	46
Littelfuse	12,700	1,379
MA-Com Technology Solutions*	51,995	1,921
Manhattan Associates*	33,100	2,535
MasterCard, Cl A	213,163	20,873
Microchip Technology	900	43
Micron Technology*	40,700	648
Microsemi*	41,200	1,484
Microsoft	956,996	52,013
Motorola Solutions	600	43
NCR*	92,865	2,518
NetApp	1,100	34
Nuance Communications*	74,200	1,553
Nvidia	11,000	349
NXP Semiconductor*	48,930	4,573
Oracle	369,116	14,384
Paychex	8,600	467
PayPal Holdings*	384,986	13,575
Pegasystems	56,390	1,666
Qorvo*	14,300	830
Qualcomm	266,490	13,002
Red Hat*	7,800	635
salesforce.com inc*	4,600	367
SanDisk	5,023	371
Seagate Technology	10,300	370
Skyworks Solutions	104,214	8,652
SolarWinds*	13,600	795
Stamps.com*	5,300	537
Symantec	209,800	4,108
Synopsys*	21,300	1,067
TE Connectivity	1,700	114
Teradata*	5,800	174
Teradyne	26,500	551
Tessera Technologies	28,600	911
Texas Instruments	250,098	14,536
Total System Services	76,600	4,286
Twitter*	77,415	1,966
Universal Display*	47,575	2,501
Vantiv, Cl A*	47,295	2,493
Visa, Cl A	309,526	24,456
Western Digital	114,156	7,124
Western Union	31,300	590
Xerox	747,398	7,885
Xilinx	1,400	69
Yahoo!*	23,300	788

		751,812

Materials — 2.0%
Air Products & Chemicals	700	96
Airgas	300	41
Alcoa	26,600	249

Description	Shares	Market Value ($ Thousands)
Avery Dennison	5,500	$363
Ball	24,700	1,715
Cabot	29,500	1,284
Calgon Carbon	106,555	1,802
CF Industries Holdings	5,200	240
Dow Chemical	118,092	6,156
E.I. du Pont de Nemours	4,091	275
Eastman Chemical	1,400	102
Ecolab	1,100	131
FMC	500	21
Freeport-McMoRan, Cl B	549,000	4,491
International Flavors & Fragrances	600	72
International Paper	18,900	791
KapStone Paper and Packaging	54,120	1,313
LyondellBasell Industries, Cl A	206,337	19,771
Martin Marietta Materials	6,500	1,023
Monsanto	100,910	9,603
Mosaic	75,000	2,373
Newmont Mining	14,500	267
Nucor	1,400	58
Owens-Illinois*	700	13
PPG Industries	53,024	5,607
Praxair	1,300	147
Sealed Air	35,000	1,587
Sherwin-Williams	8,000	2,209
Steel Dynamics	61,100	1,063
Teck Resources, Cl B	128,514	546
Vulcan Materials	110,089	11,303
WestRock	2,800	142

		74,854

Telecommunication Services — 1.9%
AT&T	711,532	23,957
CenturyLink	30,700	827
Frontier Communications	5,700	29
Level 3 Communications*	15,700	798
Verizon Communications	1,033,079	46,953

		72,564

Utilities — 3.1%
AES	176,200	1,760
AGL Resources	500	31
Ameren	1,200	52
American Electric Power	175,395	9,824
AmeriGas Partners	87,661	3,437
Centerpoint Energy	1,800	30
CMS Energy	115,875	4,058
Consolidated Edison	1,000	62
Dominion Resources	2,400	162
DTE Energy	5,400	435
Duke Energy	4,800	325
Edison International	50,400	2,992
Entergy	97,100	6,470
Eversource Energy	1,300	66
Exelon	331,400	9,051
FirstEnergy	230,900	7,248

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund (Concluded)

November 30, 2015

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
ITC Holdings	101,070	$3,727
New Jersey Resources	90,010	2,705
NextEra Energy	97,599	9,746
NiSource	50,900	977
NRG Energy	482,400	5,963
Pepco Holdings	2,800	72
PG&E	343,221	18,098
Pinnacle West Capital	12,600	798
PPL	267,100	9,092
Public Service Enterprise Group	225,400	8,813
SCANA	500	29
Sempra Energy	42,000	4,168
Southern	4,100	183
TECO Energy	12,300	324
UGI	70,900	2,458
WEC Energy Group	1,453	72
Xcel Energy	22,800	813

		114,041

Total Common Stock (Cost $3,086,198) ($ Thousands)		3,592,169

	Number Of Rights
RIGHTS — 0.0%

United States — 0.0%
Safeway – PDC*#	85,749	4
Safeway CVR - Casa Ley*#	85,749	87

Total Rights (Cost $—) ($ Thousands)		91

AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, L.P.
0.080%**† (C)	2,621,928	2,622

Total Affiliated Partnership (Cost $2,622) ($ Thousands)		2,622

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%**†	111,148,815	111,149

Total Cash Equivalent (Cost $111,149) ($ Thousands)		111,149

U.S. TREASURY OBLIGATIONS (B) — 0.3%
U.S. Treasury Bills
0.110%, 02/04/2016	$11,246	11,243
0.189%, 03/03/2016	200	200

Total U.S. Treasury Obligations (Cost $11,443) ($ Thousands)		11,443

Total Investments — 99.5% (Cost $3,211,412) ($ Thousands)		$3,717,474

A list of the open futures contracts held by the Fund at November 30, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	804	Dec-2015	$5,074

For the period ended November 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $3,734,511 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2015.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

#	Expiration date is unavailable.

(A)	This security or a partial position of this security is on loan at November 30, 2015 (see Note 12). The total market value of securities on loan at November 30, 2015 was $2,518 ($ Thousands).

(B)	The rate reported is the effective yield at time of purchase.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of November 30, 2015 was $2,622 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

CVR — Contingent Value Rights

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of November 30, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,592,169	$—	$—	$3,592,169
Rights	—	91	—	91
Affiliated Partnership	—	2,622	—	2,622
Cash Equivalent	111,149	—	—	111,149
U.S. Treasury Obligations	—	11,443	—	11,443

Total Investments in Securities	$3,703,318	$14,156	$—	$3,717,474

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$5,074	$—	$—	$5,074

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended November 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.2%

Consumer Discretionary — 13.3%
Aaron’s	5,400	$131
Advance Auto Parts	5,608	913
Amazon.com*	31,689	21,067
AMC Networks, Cl A*	5,485	446
Aramark	17,300	564
AutoNation*	5,632	360
AutoZone*	2,607	2,043
Bed Bath & Beyond*	13,215	720
Best Buy	22,547	717
BorgWarner	20,464	874
Brinker International	5,283	241
Brunswick	8,300	437
Cabela’s* (A)	4,800	225
Cable One	257	115
Cablevision Systems, Cl A	17,542	535
Carmax*	15,960	914
Carnival, Cl A	34,400	1,738
Carter’s	4,300	371
CBS, Cl B	39,999	2,019
Charter Communications, Cl A*	6,300	1,180
Chipotle Mexican Grill, Cl A*	2,519	1,460
Choice Hotels International	2,584	132
Cinemark Holdings	11,000	382
Clear Channel Outdoor Holdings, Cl A*	700	4
Coach	23,367	742
Comcast, Cl A	207,925	12,661
CST Brands	7,148	266
Darden Restaurants	11,222	630
Delphi Automotive	23,400	2,056
Dick’s Sporting Goods	8,758	342
Dillard’s, Cl A	1,900	143
Discovery Communications, Cl A*	11,000	343
Discovery Communications, Cl C*	24,600	728
DISH Network, Cl A*	17,062	1,070
Dollar General	26,300	1,720
Dollar Tree*	20,034	1,512
Domino’s Pizza	5,000	537
DR Horton	28,568	923
DSW, Cl A	7,200	165
Dunkin’ Brands Group	9,800	416
Expedia	8,567	1,054
Extended Stay America	5,900	101
Foot Locker	12,369	804
Ford Motor	330,784	4,740
Fossil Group*	4,000	154
GameStop, Cl A (A)	10,100	354
Gannett	10,029	171
Gap	21,721	581
Garmin (A)	11,200	424
General Motors	131,600	4,764
Gentex	26,264	439

Description	Shares	Market Value ($ Thousands)
Genuine Parts	13,371	$1,212
GNC Holdings, Cl A	8,000	238
Goodyear Tire & Rubber	23,252	811
GoPro, Cl A* (A)	8,000	163
Graham Holdings, Cl B	257	139
Groupon, Cl A*	44,900	130
H&R Block	23,325	856
Hanesbrands	34,572	1,060
Harley-Davidson	16,203	793
Harman International Industries	5,768	595
Hasbro	8,367	612
Hilton Worldwide Holdings	39,600	920
Home Depot	107,715	14,421
Hyatt Hotels, Cl A*	3,800	187
International Game Technology	8,400	131
Interpublic Group	37,575	864
J.C. Penney* (A)	29,251	233
Jarden*	17,175	802
John Wiley & Sons, Cl A	4,042	208
Johnson Controls	55,845	2,569
Kate Spade*	11,900	239
Kohl’s	18,119	854
L Brands	20,057	1,914
Las Vegas Sands	31,393	1,383
Lear	6,900	869
Leggett & Platt	11,219	523
Lennar, Cl A	15,430	790
Liberty Broadband, Cl A*	2,080	110
Liberty Broadband, Cl C*	5,408	286
Liberty Interactive QVC Group, Cl A*	41,947	1,111
Liberty Media, Cl A*	8,320	337
Liberty Media, Cl C*	16,640	651
Liberty Ventures, Ser A*	12,082	519
Lions Gate Entertainment	7,400	251
Live Nation*	13,600	345
LKQ*	27,200	802
Lowe’s	79,710	6,106
Lululemon Athletica* (A)	10,000	478
Macy’s	30,330	1,185
Madison Square Garden*	1,786	290
Marriott International, Cl A	16,587	1,176
Mattel	28,942	719
McDonald’s	79,180	9,039
MGM Resorts International*	39,939	908
Michael Kors Holdings*	17,500	753
Michaels*	2,500	56
Mohawk Industries*	5,266	1,004
MSG Networks*	5,360	106
Murphy USA*	4,188	249
NetFlix*	35,400	4,366
Newell Rubbermaid	23,665	1,057
News	10,800	156
News, Cl A	28,246	405
NIKE, Cl B	55,934	7,399

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Nordstrom	11,812	$665
Norwegian Cruise Line Holdings*	11,800	678
NVR*	324	545
Office Depot*	49,100	324
Omnicom Group	20,344	1,504
O’Reilly Automotive*	8,240	2,174
Panera Bread, Cl A*	2,262	411
Penske Auto Group	4,000	187
Polaris Industries	5,900	622
Priceline Group*	4,300	5,370
PulteGroup	31,745	618
PVH	6,300	575
Ralph Lauren, Cl A	5,080	631
Regal Entertainment Group, Cl A (A)	7,388	138
Ross Stores	35,606	1,852
Royal Caribbean Cruises	14,800	1,371
Sally Beauty Holdings*	14,200	367
Scripps Networks Interactive, Cl A	6,072	345
Sears Holdings* (A)	2,128	47
Service International	17,694	492
ServiceMaster Global Holdings*	9,200	345
Signet Jewelers	7,000	920
Sirius XM Holdings*	173,100	711
Six Flags Entertainment	6,500	338
Skechers U.S.A., Cl A*	11,100	335
Staples	56,364	680
Starbucks	123,712	7,595
Starwood Hotels & Resorts Worldwide	13,084	940
Starz*	8,820	311
Target	52,985	3,842
TEGNA	20,059	567
Tempur Sealy International*	5,600	445
Tesla Motors* (A)	8,300	1,911
Thomson Reuters	27,300	1,101
Thor Industries	4,100	237
Tiffany	9,825	783
Time Warner	68,979	4,827
Time Warner Cable, Cl A	23,584	4,358
TJX	55,508	3,919
Toll Brothers*	15,751	586
TopBuild*	3,378	103
Tractor Supply	10,400	929
Tribune Media, Cl A	7,200	281
TripAdvisor*	9,467	780
Tupperware Brands	4,800	273
Twenty-First Century Fox	37,400	1,120
Twenty-First Century Fox, Cl A	95,785	2,827
Ulta Salon Cosmetics & Fragrance*	5,452	910
Under Armour, Cl A*	14,900	1,285
Urban Outfitters*	10,120	227
VF	26,868	1,738
Viacom, Cl B	27,169	1,353
Vista Outdoor*	5,672	250
Visteon*	3,900	468

Description	Shares	Market Value ($ Thousands)
Walt Disney	140,772	$15,973
Wendy’s	24,175	254
Whirlpool	6,687	1,087
Williams-Sonoma	7,962	504
Wyndham Worldwide	10,868	825
Wynn Resorts (A)	6,896	433
Yum! Brands	35,748	2,592

		236,687

Consumer Staples — 8.6%
Altria Group	162,440	9,356
Archer-Daniels-Midland	50,879	1,857
Avon Products	40,706	140
Brown-Forman, Cl A	2,500	284
Brown-Forman, Cl B	10,527	1,079
Bunge	11,900	793
Campbell Soup	14,778	772
Church & Dwight	9,907	850
Clorox	10,403	1,293
Coca-Cola	324,940	13,849
Coca-Cola Enterprises	17,715	891
Colgate-Palmolive	75,550	4,962
ConAgra Foods	34,286	1,403
Constellation Brands, Cl A	13,231	1,856
Costco Wholesale	36,181	5,840
Coty, Cl A (A)	6,400	178
CVS Health	93,152	8,765
Dr. Pepper Snapple Group	16,200	1,454
Edgewell Personal Care	5,241	422
Energizer Holdings	5,241	177
Estee Lauder, Cl A	16,808	1,414
Flowers Foods	16,525	389
General Mills	49,192	2,841
Hain Celestial Group*	8,400	359
Herbalife*	6,500	375
Hershey	11,398	984
Hormel Foods	9,978	747
Ingredion	6,600	651
JM Smucker	9,311	1,128
Kellogg	19,603	1,348
Keurig Green Mountain	12,100	634
Kimberly-Clark	29,618	3,529
Kraft Heinz	48,202	3,552
Kroger	80,946	3,048
McCormick	11,093	953
Mead Johnson Nutrition, Cl A	16,086	1,296
Molson Coors Brewing, Cl B	12,262	1,129
Mondelez International, Cl A	136,306	5,951
Monster Beverage*	12,900	1,994
Nu Skin Enterprises, Cl A (A)	5,500	192
PepsiCo	122,252	12,245
Philip Morris International	128,168	11,201
Pilgrim’s Pride (A)	5,700	123
Pinnacle Foods	10,400	453
Procter & Gamble	225,074	16,845

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Reynolds American	66,950	$3,096
Rite Aid*	84,200	663
Spectrum Brands Holdings	1,900	180
Sprouts Farmers Market*	9,200	222
Sysco	48,348	1,987
Tyson Foods, Cl A	25,765	1,288
Walgreens Boots Alliance	72,125	6,061
Wal-Mart Stores	130,279	7,666
WhiteWave Foods, Cl A*	15,722	639
Whole Foods Market	31,704	924

		152,328

Energy — 6.7%
Anadarko Petroleum	41,940	2,512
Antero Resources* (A)	5,000	103
Apache	31,359	1,542
Baker Hughes	36,840	1,992
Cabot Oil & Gas	37,200	700
California Resources	28,181	116
Cameron International*	14,944	1,021
Cheniere Energy*	20,500	975
Chesapeake Energy (A)	47,266	249
Chevron	155,802	14,228
Cimarex Energy	8,000	952
Cobalt International Energy*	33,000	243
Columbia Pipeline Group	27,421	526
Concho Resources*	10,900	1,193
ConocoPhillips	101,176	5,469
CONSOL Energy (A)	19,644	155
Continental Resources*	8,000	290
CVR Energy	1,800	86
Denbury Resources	32,324	120
Devon Energy	32,913	1,514
Diamond Offshore Drilling (A)	6,209	140
Diamondback Energy	5,600	437
Dril-Quip*	3,700	233
Energen	6,637	394
Ensco, Cl A	21,000	359
EOG Resources	45,590	3,804
EP Energy, Cl A* (A)	4,000	23
EQT	13,266	759
Exxon Mobil	347,538	28,380
FMC Technologies*	20,920	712
Frank’s International (A)	4,000	68
Golar LNG (A)	8,100	222
Gulfport Energy*	7,200	183
Halliburton	70,136	2,795
Helmerich & Payne (A)	8,650	504
Hess	19,912	1,175
HollyFrontier	16,726	804
Kinder Morgan	149,222	3,517
Kosmos Energy*	9,200	62
Laredo Petroleum Holdings* (A)	7,000	76
Marathon Oil	52,276	915
Marathon Petroleum	46,476	2,715

Description	Shares	Market Value ($ Thousands)
Memorial Resource Development*	4,600	$75
Murphy Oil	15,454	442
Nabors Industries	26,800	271
National Oilwell Varco	32,180	1,202
Newfield Exploration*	12,799	490
Noble (A)	21,700	288
Noble Energy	36,824	1,350
Occidental Petroleum	64,154	4,849
Oceaneering International	9,700	424
ONEOK	17,758	523
Patterson-UTI Energy	13,232	215
PBF Energy, Cl A	7,000	283
Phillips 66	44,188	4,044
Pioneer Natural Resources	12,644	1,830
QEP Resources	16,646	263
Range Resources (A)	14,239	407
Rice Energy*	4,600	62
Rowan, Cl A	10,886	221
RPC	5,550	74
Schlumberger	104,763	8,082
Seadrill (A)	30,700	187
SM Energy	5,500	162
Southwestern Energy*	38,376	346
Spectra Energy	54,109	1,418
Superior Energy Services	14,700	230
Targa Resources	5,400	212
Teekay	3,800	106
Tesoro	11,046	1,272
Valero Energy	43,436	3,121
Weatherford International*	69,400	750
Whiting Petroleum*	21,348	352
Williams	64,446	2,356
World Fuel Services	5,500	240
WPX Energy*	18,748	161

		118,571

Financials — 17.3%
ACE	26,500	3,044
Affiliated Managers Group*	4,820	854
Aflac	35,456	2,313
Alexandria Real Estate Equities‡	6,600	608
Alleghany*	1,204	613
Allied World Assurance Holdings	8,900	323
Allstate	33,325	2,092
Ally Financial*	43,200	862
American Campus Communities‡	9,500	384
American Capital Agency‡	31,659	568
American Express	72,334	5,182
American Financial Group	6,414	475
American Homes 4 Rent, Cl A‡	13,200	221
American International Group	112,023	7,122
American National Insurance	222	24
American Tower, Cl A‡	34,422	3,421
Ameriprise Financial	14,700	1,660
AmTrust Financial Services	3,400	213

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Annaly Capital Management‡	82,111	$787
Aon	23,044	2,183
Apartment Investment & Management, Cl A‡	12,299	469
Apple Hospitality‡ (A)	16,700	326
Arch Capital Group*	9,400	681
Arthur J Gallagher	12,304	538
Artisan Partners Asset Management, Cl A	2,500	98
Aspen Insurance Holdings	5,700	288
Associated Banc	14,684	301
Assurant	6,293	538
Assured Guaranty	15,100	399
AvalonBay Communities‡	10,741	1,953
Axis Capital Holdings	8,800	493
Bank of America	870,763	15,177
Bank of Hawaii	4,082	282
Bank of New York Mellon	95,009	4,165
BankUnited	9,600	363
BB&T	63,706	2,460
Berkshire Hathaway, Cl B*	154,400	20,704
BioMed Realty Trust‡	16,900	397
BlackRock, Cl A	10,185	3,705
BOK Financial	2,475	170
Boston Properties‡	12,284	1,535
Brandywine Realty Trust‡	15,500	213
Brixmor Property Group‡	15,500	389
Brown & Brown	11,124	361
Camden Property Trust‡	7,547	576
Capital One Financial	45,325	3,559
Care Capital Properties‡	7,223	229
CBL & Associates Properties‡	15,700	205
CBOE Holdings	7,900	571
CBRE Group, Cl A*	24,917	934
Charles Schwab	94,685	3,192
Chimera Investment‡	18,880	266
Chubb	18,818	2,456
Cincinnati Financial	14,486	885
CIT Group	12,500	537
Citigroup	251,404	13,598
Citizens Financial Group	28,000	746
CME Group, Cl A	26,370	2,575
CNA Financial	1,700	62
Columbia Property Trust‡	11,800	296
Comerica	15,553	721
Commerce Bancshares	7,814	359
Communications Sales & Leasing‡	10,829	211
Corporate Office Properties Trust‡	7,900	176
Corrections Corp of America‡	10,240	264
Credit Acceptance* (A)	800	160
Crown Castle International‡	28,396	2,440
Cullen/Frost Bankers	4,568	319
DDR‡	24,700	421
Digital Realty Trust‡	12,000	865
Discover Financial Services	36,089	2,048
Douglas Emmett‡	12,600	390

Description	Shares	Market Value ($ Thousands)
Duke Realty‡	29,509	$601
E*TRADE Financial*	26,500	806
East West Bancorp	12,300	534
Eaton Vance	11,010	396
Empire State Realty Trust, Cl A‡	10,000	184
Endurance Specialty Holdings	4,000	264
Equinix‡	4,842	1,436
Equity Commonwealth*‡	11,525	318
Equity Lifestyle Properties‡	7,700	480
Equity Residential‡	29,787	2,378
Erie Indemnity, Cl A	2,419	233
Essex Property Trust‡	5,154	1,189
Everest Re Group	3,200	590
Extra Space Storage‡	10,100	846
FactSet Research Systems	3,900	661
Federal Realty Investment Trust‡	6,096	893
Federated Investors, Cl B	8,158	256
Fifth Third Bancorp	64,282	1,329
First Horizon National	21,756	324
First Niagara Financial Group	34,200	369
First Republic Bank	11,600	799
FNF Group	24,852	891
Forest City Enterprises, Cl A*	14,642	326
Four Corners Property Trust*	3,741	74
Franklin Resources	33,909	1,421
Gaming and Leisure Properties‡	7,591	206
General Growth Properties‡	49,353	1,257
Genworth Financial, Cl A*	44,092	223
Goldman Sachs Group	36,275	6,893
Hanover Insurance Group	3,793	321
Hartford Financial Services Group	33,810	1,543
HCP‡	36,974	1,314
Healthcare Trust of America, Cl A‡	11,200	292
Hospitality Properties Trust‡	13,466	374
Host Hotels & Resorts‡	64,940	1,078
Howard Hughes*	3,673	455
Huntington Bancshares	70,434	823
Interactive Brokers Group, Cl A	5,600	243
Intercontinental Exchange	8,980	2,333
Invesco	37,300	1,257
Iron Mountain‡	16,503	458
Jones Lang LaSalle	4,000	664
JPMorgan Chase	308,134	20,546
KeyCorp	65,495	859
Kilroy Realty‡	7,300	487
Kimco Realty‡	35,644	930
Lamar Advertising, Cl A‡	7,040	411
Lazard, Cl A	11,000	511
Legg Mason	9,181	407
LendingClub*	10,900	131
Leucadia National	31,306	554
Liberty Property Trust‡	12,806	434
Lincoln National	20,688	1,138
Loews	27,836	1,055

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
LPL Financial Holdings (A)	7,900	$363
M&T Bank	12,658	1,586
Macerich‡	12,311	962
Markel*	1,050	950
Marsh & McLennan	45,465	2,514
McGraw Hill Financial	22,439	2,165
Mercury General	2,396	124
MetLife	78,009	3,986
MFA Mortgage Investments‡	33,700	235
Mid-America Apartment Communities‡	6,600	585
Moody’s	14,227	1,467
Morgan Stanley	127,878	4,386
Morningstar	1,800	145
MSCI, Cl A	10,300	722
NASDAQ OMX Group	10,500	616
National Retail Properties‡	11,400	438
Navient	35,614	424
New York Community Bancorp	40,672	667
Northern Trust	18,605	1,394
NorthStar Asset Management Group	17,300	235
NorthStar Realty Europe‡	4,516	52
NorthStar Realty Finance‡	13,550	244
Old Republic International	23,390	444
Omega Healthcare Investors‡	16,600	572
OneMain Holdings*	4,700	228
Outfront Media‡	12,680	290
PacWest Bancorp	9,600	451
Paramount Group‡	13,200	243
PartnerRe	4,500	626
People’s United Financial	28,134	471
Piedmont Office Realty Trust, Cl A‡	14,600	285
Plum Creek Timber‡	15,921	809
PNC Financial Services Group	43,122	4,119
Popular	9,053	269
Post Properties‡	5,000	295
Principal Financial Group	23,308	1,199
ProAssurance	5,500	291
Progressive	50,680	1,562
Prologis‡	42,318	1,809
Prudential Financial	37,463	3,242
Public Storage‡	12,268	2,945
Raymond James Financial	11,321	665
Rayonier‡	11,704	282
Realogy Holdings*	12,400	512
Realty Income‡ (A)	19,500	968
Regency Centers‡	8,308	560
Regions Financial	109,587	1,111
Reinsurance Group of America, Cl A	6,099	560
RenaissanceRe Holdings	3,100	343
Retail Properties of America, Cl A‡	21,400	327
Santander Consumer USA Holdings*	8,000	141
SEI† (B)	11,742	639
Senior Housing Properties Trust‡	18,400	266
Signature Bank NY*	4,300	680

Description	Shares	Market Value ($ Thousands)
Simon Property Group‡	25,481	$4,746
SL Green Realty‡	7,668	905
SLM*	37,014	250
Spirit Realty Capital‡	32,700	321
StanCorp Financial Group	4,042	459
Starwood Property Trust‡	19,500	396
State Street	33,794	2,453
SunTrust Banks	43,746	1,900
SVB Financial Group*	4,200	556
Synchrony Financial*	66,718	2,124
Synovus Financial	12,096	404
T. Rowe Price Group	21,880	1,666
Tanger Factory Outlet Centers‡	8,200	273
Taubman Centers‡	5,800	417
TCF Financial	15,001	230
TD Ameritrade Holding	23,945	877
TFS Financial	6,200	117
Torchmark	9,087	551
Travelers	25,775	2,953
Two Harbors Investment‡	31,800	270
UDR‡	21,293	786
Unum Group	21,905	804
US Bancorp	140,397	6,162
Validus Holdings	7,926	374
Ventas‡	28,892	1,541
VEREIT‡	81,400	678
Vornado Realty Trust‡	16,336	1,581
Voya Financial	20,500	834
Waddell & Reed Financial, Cl A	6,900	258
Weingarten Realty Investors‡	11,267	394
Wells Fargo	386,866	21,316
Welltower‡	28,483	1,800
Weyerhaeuser‡	45,373	1,460
White Mountains Insurance Group	547	442
WP Carey‡	8,800	544
WP GLIMCHER‡	15,090	159
WR Berkley	8,814	491
XL Group, Cl A	23,800	909
Zions Bancorporation	17,002	509

		307,184

Health Care — 13.8%
Abbott Laboratories	124,776	5,605
AbbVie	136,561	7,941
Acadia Healthcare*	4,600	317
Aetna	28,935	2,973
Agilent Technologies	28,464	1,190
Agios Pharmaceuticals*	2,300	149
Akorn*	7,000	233
Alere*	7,400	305
Alexion Pharmaceuticals*	17,900	3,194
Align Technology*	7,700	514
Alkermes*	12,800	939
Allergan*	32,454	10,187
Allscripts Healthcare Solutions*	16,500	251

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Alnylam Pharmaceuticals*	6,800	$708
AmerisourceBergen	17,724	1,748
Amgen	62,858	10,126
Anthem	21,831	2,846
athenahealth*	3,200	537
Baxalta	43,875	1,508
Baxter International	44,075	1,660
Becton Dickinson	17,878	2,686
Biogen*	18,300	5,249
BioMarin Pharmaceutical*	13,000	1,240
Bio-Rad Laboratories, Cl A*	1,900	265
Bio-Techne	3,441	314
Bluebird Bio*	2,900	257
Boston Scientific*	109,039	1,993
Bristol-Myers Squibb	137,759	9,231
Brookdale Senior Living, Cl A*	15,100	339
Bruker*	9,400	213
C.R. Bard	6,585	1,230
Cardinal Health	26,629	2,313
Celgene*	66,760	7,307
Centene*	10,900	630
Cerner*	25,196	1,502
Charles River Laboratories International*	4,443	340
Cigna	21,255	2,869
Community Health Systems*	10,191	295
Cooper	4,004	586
DaVita HealthCare Partners*	15,216	1,111
Dentsply International	11,998	728
DexCom*	7,100	604
Edwards Lifesciences*	9,414	1,535
Eli Lilly	82,161	6,741
Endo International*	19,197	1,180
Envision Healthcare Holdings*	16,600	457
Express Scripts Holding*	56,436	4,824
Gilead Sciences	121,734	12,899
HCA Holdings*	26,100	1,776
Health Net*	7,602	481
Henry Schein*	6,384	999
Hill-Rom Holdings	5,224	266
Hologic*	21,200	855
Humana	12,275	2,070
Idexx Laboratories*	8,504	602
Illumina*	11,805	2,171
IMS Health Holdings*	12,000	333
Incyte*	12,900	1,474
Intercept Pharmaceuticals*	1,200	212
Intrexon*	4,100	149
Intuitive Surgical*	3,000	1,560
Isis Pharmaceuticals*	10,700	653
Jazz Pharmaceuticals*	5,300	777
Johnson & Johnson	230,409	23,327
Laboratory Corp of America Holdings*	8,590	1,044
LifePoint Hospitals*	3,976	285
Mallinckrodt*	10,712	727

Description	Shares	Market Value ($ Thousands)
McKesson	18,866	$3,572
Medivation*	13,800	583
MEDNAX*	8,500	607
Medtronic	117,726	8,870
Merck	233,943	12,401
Mettler Toledo International*	2,036	698
Mylan*	35,619	1,827
OPKO Health* (A)	21,000	230
Patterson	7,683	350
PerkinElmer	10,134	539
Perrigo	12,000	1,793
Pfizer	510,822	16,740
Premier, Cl A*	3,500	120
Puma Biotechnology*	2,200	166
QIAGEN*	21,400	566
Quest Diagnostics	12,744	871
Quintiles Transnational Holdings*	7,100	483
Regeneron Pharmaceuticals*	6,400	3,485
ResMed	11,935	711
Seattle Genetics*	9,100	382
Sirona Dental Systems*	5,200	564
St. Jude Medical	22,746	1,435
Stryker	28,904	2,788
Teleflex	3,740	493
Tenet Healthcare*	8,698	289
Thermo Fisher Scientific	33,725	4,667
United Therapeutics*	4,300	656
UnitedHealth Group	78,620	8,861
Universal Health Services, Cl B	6,976	848
Varian Medical Systems*	8,930	721
VCA Antech*	8,139	448
Veeva Systems, Cl A*	4,000	115
Vertex Pharmaceuticals*	20,100	2,600
Waters*	7,272	966
Zimmer Biomet Holdings	13,625	1,376
Zoetis, Cl A	40,644	1,898

		245,349

Industrials — 10.5%
3M	52,333	8,194
Acuity Brands	3,800	877
ADT	15,400	546
AECOM Technology*	13,116	418
AGCO	4,600	231
Air Lease, Cl A	7,900	266
Alaska Air Group	9,900	789
Allegion	8,866	596
Allison Transmission Holdings, Cl A	16,700	467
AMERCO	700	284
American Airlines Group	56,700	2,340
Ametek	21,380	1,207
AO Smith	6,800	542
Armstrong World Industries*	4,100	204
Avis Budget Group*	9,700	363
B/E Aerospace	8,866	410

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Babcock & Wilcox, Cl W*	9,850	$300
Babcock & Wilcox Enterprises*	4,925	94
Boeing	57,091	8,304
C.H. Robinson Worldwide	12,686	855
Carlisle	5,766	510
Caterpillar	49,088	3,566
Chicago Bridge & Iron	9,095	389
Cintas	6,557	600
Clean Harbors*	5,800	251
Colfax*	7,900	214
Copa Holdings, Cl A (A)	3,000	155
Copart*	10,318	407
Covanta Holding	9,700	157
Crane	4,700	245
CSX	79,396	2,257
Cummins	15,312	1,537
Danaher	48,802	4,704
Deere	28,519	2,269
Delta Air Lines	67,500	3,136
Donaldson	13,144	413
Dover	14,457	953
Dun & Bradstreet	3,256	351
Eaton	37,418	2,176
Emerson Electric	55,020	2,751
Equifax	9,256	1,032
Expeditors International of Washington	16,848	818
Fastenal (A)	22,824	926
FedEx	23,544	3,733
Flowserve	11,600	536
Fluor	10,408	506
Fortune Brands Home & Security	14,020	771
GATX	4,200	195
General Dynamics	24,172	3,540
General Electric	781,306	23,393
Genesee & Wyoming, Cl A*	4,600	319
Graco	5,424	409
HD Supply Holdings*	15,300	484
Hertz Global Holdings*	29,700	471
Hexcel	8,800	414
Honeywell International	64,390	6,693
Hubbell, Cl B	5,392	536
Huntington Ingalls Industries	4,096	536
IDEX	7,093	559
IHS, Cl A*	6,200	765
Illinois Tool Works	25,380	2,385
Ingersoll-Rand	23,300	1,367
ITT	7,951	316
Jacobs Engineering Group*	8,502	375
JB Hunt Transport Services	7,772	608
JetBlue Airways*	28,100	695
Joy Global	8,933	137
Kansas City Southern	9,500	864
KAR Auction Services	11,600	440
KBR	13,180	256

Description	Shares	Market Value ($ Thousands)
Kennametal	7,000	$205
Kirby*	5,200	336
L-3 Communications Holdings, Cl 3	7,377	903
Landstar System	4,165	260
Lennox International	3,900	530
Lincoln Electric Holdings	7,400	418
Lockheed Martin	22,229	4,872
Macquarie Infrastructure	6,200	465
Manitowoc (A)	10,500	177
Manpowergroup	7,184	649
Masco	30,409	909
Middleby*	5,200	572
MSC Industrial Direct, Cl A	4,220	260
Nielsen Holdings	29,300	1,368
Nordson	5,800	421
Norfolk Southern	25,833	2,456
Northrop Grumman	16,378	3,052
NOW* (A)	9,870	181
Old Dominion Freight Line*	5,800	369
Orbital ATK	5,136	441
Oshkosh Truck	6,659	292
Owens Corning	10,800	506
Paccar	29,970	1,557
Parker Hannifin	10,904	1,141
Pentair	15,173	860
Pitney Bowes	18,085	391
Precision Castparts	11,346	2,627
Quanta Services*	19,700	434
Raytheon	25,868	3,209
Regal-Beloit	4,000	258
Republic Services, Cl A	18,542	814
Robert Half International	11,676	598
Rockwell Automation	10,704	1,139
Rockwell Collins	10,079	934
Rollins	8,850	240
Roper Technologies	8,500	1,645
RR Donnelley & Sons	19,177	308
Ryder System	4,806	317
Snap-on	4,991	859
SolarCity* (A)	4,000	115
Southwest Airlines	53,820	2,469
Spirit AeroSystems Holdings, Cl A*	10,400	546
Spirit Airlines*	6,400	235
SPX	3,511	39
SPX FLOW*	3,511	118
Stanley Black & Decker	12,193	1,331
Stericycle*	7,426	896
Terex	10,048	206
Textron	24,022	1,025
Timken	7,869	254
Toro	5,020	387
Towers Watson, Cl A	5,100	686
TransDigm Group*	4,700	1,103
Trinity Industries	14,400	391

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Triumph Group	4,800	$192
Tyco International	36,700	1,296
Union Pacific	73,432	6,164
United Continental Holdings*	31,000	1,728
United Parcel Service, Cl B	57,641	5,937
United Rentals*	8,700	685
United Technologies	73,290	7,040
USG*	8,800	212
Valmont Industries	2,400	281
Verisk Analytics, Cl A*	14,200	1,064
WABCO Holdings*	4,624	497
Wabtec	8,600	689
Waste Connections	11,350	619
Waste Management	38,694	2,081
Watsco	2,300	292
WESCO International*	4,100	197
WW Grainger (A)	4,781	959
Xylem	15,502	579

		185,693

Information Technology — 19.8%
3D Systems* (A)	10,400	95
Accenture, Cl A	51,600	5,533
Activision Blizzard	39,756	1,497
Adobe Systems*	40,802	3,732
Akamai Technologies*	15,818	911
Alliance Data Systems*	5,212	1,495
Alphabet, Cl A*	23,929	18,254
Alphabet, Cl C*	24,399	18,119
Altera	23,773	1,255
Amdocs	13,500	764
Amphenol, Cl A	26,284	1,447
Analog Devices	24,712	1,523
Ansys*	7,800	727
Apple	479,615	56,738
Applied Materials	99,355	1,865
Arista Networks* (A)	3,000	221
ARRIS Group*	11,900	364
Arrow Electronics*	8,789	497
Atmel	37,700	326
Autodesk*	17,637	1,119
Automatic Data Processing	38,192	3,294
Avago Technologies, Cl A	21,100	2,753
Avnet	12,410	562
Booz Allen Hamilton Holding, Cl A	6,700	204
Broadcom, Cl A	45,368	2,478
Broadridge Financial Solutions	9,773	537
Brocade Communications Systems	39,300	369
CA	28,538	802
Cadence Design Systems*	25,563	570
CDK Global	14,397	683
CDW	11,200	484
Cisco Systems	420,927	11,470
Citrix Systems*	14,187	1,088
Cognex	7,800	289

Description	Shares	Market Value ($ Thousands)
Cognizant Technology Solutions, Cl A*	50,576	$3,266
CommScope Holding*	6,300	180
Computer Sciences	12,364	387
CoreLogic*	7,984	294
Corning	106,658	1,998
CoStar Group*	2,700	565
Cree* (A)	10,722	296
CSRA*	12,364	390
Cypress Semiconductor	29,700	321
Dolby Laboratories, Cl A	4,343	150
DST Systems	2,695	330
eBay*	100,211	2,965
EchoStar, Cl A*	3,732	146
Electronic Arts*	25,465	1,726
EMC	164,497	4,168
F5 Networks*	5,138	529
Facebook, Cl A*	179,600	18,722
Fidelity National Information Services	24,090	1,534
FireEye*	12,400	284
First Solar*	6,600	373
Fiserv*	19,138	1,842
Fitbit, Cl A* (A)	5,900	170
FleetCor Technologies*	7,200	1,107
FLIR Systems	11,700	358
Fortinet*	12,600	454
Freescale Semiconductor*	9,500	370
Gartner*	7,600	709
Genpact*	15,700	396
Global Payments	12,068	855
Harris	10,854	902
Hewlett Packard Enterprise	150,370	2,234
HomeAway*	8,500	300
HP	150,370	1,886
IAC	6,632	416
Ingram Micro, Cl A	14,723	455
Intel	393,058	13,667
International Business Machines	75,098	10,470
Intuit	23,386	2,343
IPG Photonics*	3,000	274
Jabil Circuit	17,874	457
Jack Henry & Associates	5,700	452
Juniper Networks	30,625	923
Keysight Technologies*	14,932	460
King Digital Entertainment	8,000	142
Kla-Tencor	12,009	798
Lam Research	12,052	942
Leidos Holdings	5,900	342
Lexmark International, Cl A	5,386	185
Linear Technology	21,057	963
LinkedIn, Cl A*	9,300	2,261
Lumentum Holdings*	4,248	85
Marvell Technology Group	36,400	323
MasterCard, Cl A	82,500	8,078
Maxim Integrated Products	25,000	969

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Microchip Technology	17,022	$822
Micron Technology*	86,616	1,380
Microsoft	672,900	36,572
Motorola Solutions	15,614	1,121
National Instruments	8,704	273
NCR*	15,189	412
NetApp	21,755	667
NetSuite*	3,600	307
Nuance Communications*	24,100	504
Nvidia	42,056	1,334
ON Semiconductor*	39,300	431
Oracle	262,020	10,211
Palo Alto Networks*	5,600	1,049
Pandora Media*	19,400	268
Paychex	27,507	1,492
PayPal Holdings*	98,811	3,484
PTC*	11,200	404
Qorvo*	13,400	778
Qualcomm	137,159	6,692
Rackspace Hosting*	9,800	281
Red Hat*	14,227	1,158
Sabre	6,600	193
salesforce.com inc*	53,652	4,276
SanDisk	16,469	1,217
ServiceNow*	11,800	1,027
Skyworks Solutions	14,900	1,237
SolarWinds*	5,900	345
Solera Holdings	6,200	333
Splunk*	10,800	643
SS&C Technologies Holdings	6,400	460
SunEdison* (A)	22,300	71
SunPower, Cl A* (A)	4,100	98
Symantec	59,648	1,168
Synopsys*	13,982	700
Tableau Software, Cl A*	4,600	446
Teradata*	13,289	397
Teradyne	17,863	371
Texas Instruments	85,208	4,952
Total System Services	14,991	839
Trimble Navigation*	23,928	548
Twitter*	45,000	1,143
Ultimate Software Group*	2,600	514
Vantiv, Cl A*	11,100	585
VeriFone Holdings*	10,200	293
VeriSign*	7,685	687
Viavi Solutions*	21,240	135
Visa, Cl A	162,100	12,808
VMware, Cl A* (A)	7,400	454
Western Digital	19,430	1,213
Western Union	46,728	881
WEX*	3,500	330
Workday, Cl A*	7,800	653
Xerox	83,796	884
Xilinx	22,857	1,136

Description	Shares	Market Value ($ Thousands)
Yahoo!*	80,481	$2,721
Yelp, Cl A*	4,800	145
Zebra Technologies, Cl A*	4,825	387
Zillow Group, Cl A* (A)	4,143	108
Zillow Group, Cl C* (A)	8,286	204
Zynga, Cl A*	61,800	159

		351,678

Materials — 3.1%
Air Products & Chemicals	17,694	2,422
Airgas	5,015	693
Albemarle	9,573	513
Alcoa	99,802	934
Allegheny Technologies	10,297	131
AptarGroup	6,000	447
Ashland	5,976	673
Avery Dennison	8,310	548
Axalta Coating Systems*	9,000	261
Ball	11,850	823
Bemis	9,174	432
Cabot	6,173	269
Celanese, Cl A	13,683	968
CF Industries Holdings	18,530	855
Chemours	16,218	101
Compass Minerals International	3,100	261
Crown Holdings*	11,651	605
Cytec Industries	6,962	521
Domtar	6,100	251
Dow Chemical	91,570	4,774
E.I. du Pont de Nemours	74,192	4,996
Eagle Materials	4,500	311
Eastman Chemical	13,428	976
Ecolab	22,508	2,682
FMC	11,820	508
Freeport-McMoRan, Cl B	90,624	741
Graphic Packaging Holding	29,500	403
Huntsman	18,929	237
International Flavors & Fragrances	6,891	827
International Paper	33,555	1,403
LyondellBasell Industries, Cl A	31,700	3,038
Martin Marietta Materials	5,063	797
Monsanto	39,650	3,773
Mosaic	26,278	831
NewMarket	800	331
Newmont Mining	45,033	829
Nucor	27,290	1,131
Owens-Illinois*	13,491	260
Packaging Corp of America	8,299	564
Platform Specialty Products*	8,000	101
PPG Industries	23,146	2,447
Praxair	24,425	2,755
Reliance Steel & Aluminum	7,100	418
Royal Gold	6,100	219
RPM International	12,269	576
Scotts Miracle-Gro, Cl A	4,006	280

9	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Sealed Air	18,468	$838
Sherwin-Williams	6,537	1,805
Silgan Holdings	3,004	163
Sonoco Products	9,046	397
Southern Copper (A)	6,568	169
Steel Dynamics	20,200	351
Tahoe Resources	21,300	188
United States Steel (A)	12,783	103
Valspar	7,464	631
Vulcan Materials	11,557	1,186
Westlake Chemical	3,800	228
WestRock	20,845	1,055
WR Grace*	6,500	638

		55,668

Telecommunication Services — 2.2%
AT&T	504,951	17,002
CenturyLink	46,554	1,254
Frontier Communications	89,895	448
Level 3 Communications*	24,686	1,255
SBA Communications, Cl A*	10,300	1,083
Sprint* (A)	59,715	218
Telephone & Data Systems	7,880	223
T-Mobile US*	23,600	838
US Cellular*	831	35
Verizon Communications	338,176	15,370
Zayo Group Holdings*	12,900	313

		38,039

Utilities — 2.9%
AES	62,924	629
AGL Resources	10,947	685
Alliant Energy	9,976	601
Ameren	21,590	945
American Electric Power	40,150	2,249
American Water Works	15,900	918
Aqua America	16,246	477
Atmos Energy	9,191	573
Calpine*	33,700	498
Centerpoint Energy	38,515	653
CMS Energy	23,942	838
Consolidated Edison	25,316	1,573
Dominion Resources	49,212	3,315
DTE Energy	15,264	1,229
Duke Energy	57,616	3,904
Edison International	28,179	1,673
Entergy	13,998	933
Eversource Energy	27,108	1,381
Exelon	70,476	1,925
FirstEnergy	36,027	1,131
Great Plains Energy	12,071	326
Hawaiian Electric Industries*	9,146	261
ITC Holdings	14,100	520
MDU Resources Group	17,521	305
National Fuel Gas	7,089	324
NextEra Energy	36,973	3,692

Description	Shares/Face Amounts ($ Thousands)	Market Value ($ Thousands)
NiSource	27,421	$526
NRG Energy	30,200	373
OGE Energy	16,736	437
Pepco Holdings	23,044	591
PG&E	39,118	2,063
Pinnacle West Capital	9,392	595
PPL	53,126	1,808
Public Service Enterprise Group	40,952	1,601
Questar	15,646	297
SCANA	11,920	705
Sempra Energy	20,223	2,007
Southern	75,303	3,354
TECO Energy	18,500	487
TerraForm Power, Cl A (A)	4,600	32
UGI	15,525	538
Vectren	7,391	315
WEC Energy Group	27,157	1,339
Westar Energy, Cl A	10,800	461
Xcel Energy	40,581	1,447

		50,534

Total Common Stock (Cost $942,004) ($ Thousands)		1,741,731

AFFILIATED PARTNERSHIP — 2.6%
SEI Liquidity Fund, L.P.
0.080%**† (C)	45,854,689	45,855

Total Affiliated Partnership (Cost $45,855) ($ Thousands)		45,855

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%**†	27,443,237	27,443

Total Cash Equivalent (Cost $27,443) ($ Thousands)		27,443

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
0.024%, 03/10/2016 (D)	$2,250	2,249

Total U.S. Treasury Obligation (Cost $2,250) ($ Thousands)		2,249

Total Investments — 102.5% (Cost $1,017,552) ($ Thousands)		$1,817,278

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Concluded)

November 30, 2015

A list of the open futures contracts held by the Fund at November 30, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	281	Dec-2015	$2,033
S&P Mid 400 Index E-MINI	20	Dec-2015	114

			$2,148

For period the ended November 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,773,669 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2015.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	This security or a partial position of this security is on loan at November 30, 2015 (see Note 12). The total market value of securities on loan at November 30, 2015 was $45,852 ($ Thousands).

(B)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of November 30, 2015 was $45,855 ($ Thousands).

(D)	The rate reported is the effective yield at time of purchase.

Cl — Class
L.P. — Limited Partnership
Ser — Series
S&P — Standard & Poor’s

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,741,731	$—	$—	$1,741,731
Affiliated Partnership	—	45,855	—	45,855
Cash Equivalent	27,443	—	—	27,443
U.S. Treasury Obligation	—	2,249	—	2,249

Total Investments in Securities	$1,769,174	$48,104	$—	$1,817,278

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$2,148	$—	$—	$2,148

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended November 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

11	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund

November 30, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.7%

Consumer Discretionary — 12.7%
Advance Auto Parts	12,300	$2,002
Amazon.com*	65,960	43,850
AutoNation*	12,900	825
AutoZone*	5,345	4,189
Bed Bath & Beyond*	28,800	1,570
Best Buy	52,187	1,658
BorgWarner	37,400	1,596
Cablevision Systems, Cl A	37,700	1,150
Carmax*	34,700	1,988
Carnival, Cl A	79,900	4,037
CBS, Cl B	76,782	3,876
Chipotle Mexican Grill, Cl A*	5,420	3,141
Coach	46,791	1,487
Comcast, Cl A	424,074	25,812
Darden Restaurants	18,895	1,061
Delphi Automotive	49,100	4,315
Discovery Communications, Cl A*	25,600	797
Discovery Communications, Cl C*	43,700	1,293
Dollar General	50,900	3,329
Dollar Tree*	39,569	2,986
DR Horton	56,691	1,832
Expedia	16,795	2,068
Ford Motor	671,543	9,623
Fossil Group*	7,000	269
GameStop, Cl A (A)	17,500	613
Gap	39,400	1,053
Garmin (A)	19,595	742
General Motors	248,387	8,992
Genuine Parts	26,300	2,384
Goodyear Tire & Rubber	44,600	1,556
H&R Block	39,191	1,438
Hanesbrands	69,800	2,141
Harley-Davidson	31,900	1,560
Harman International Industries	11,695	1,207
Hasbro	18,495	1,352
Home Depot	221,087	29,599
Interpublic Group	68,300	1,571
Johnson Controls	112,896	5,193
Kohl’s	33,291	1,569
L Brands	44,400	4,236
Leggett & Platt	22,795	1,062
Lennar, Cl A	29,591	1,515
Lowe’s	159,387	12,209
Macy’s	54,500	2,130
Marriott International, Cl A	34,496	2,446
Mattel	55,887	1,389
McDonald’s	162,187	18,515
Michael Kors Holdings*	32,900	1,415
Mohawk Industries*	10,600	2,022
NetFlix*	73,379	9,050
Newell Rubbermaid	44,691	1,996

Description	Shares	Market Value ($ Thousands)
News, Cl A	81,883	$1,175
NIKE, Cl B	116,791	15,449
Nordstrom	23,395	1,318
Omnicom Group	42,000	3,105
O’Reilly Automotive*	17,200	4,539
Priceline Group*	8,784	10,970
PulteGroup	54,283	1,057
PVH	13,700	1,251
Ralph Lauren, Cl A	9,995	1,241
Ross Stores	71,500	3,719
Royal Caribbean Cruises	28,900	2,677
Scripps Networks Interactive, Cl A	15,700	892
Signet Jewelers	13,400	1,761
Staples	105,978	1,279
Starbucks	255,582	15,690
Starwood Hotels & Resorts Worldwide	28,500	2,048
Target	108,291	7,851
TEGNA	38,500	1,088
Tiffany	18,595	1,482
Time Warner	140,587	9,838
Time Warner Cable, Cl A	48,796	9,016
TJX	116,291	8,210
Tractor Supply	23,000	2,055
TripAdvisor*	18,895	1,556
Twenty-First Century Fox	28,100	841
Twenty-First Century Fox, Cl A	257,174	7,589
Under Armour, Cl A*	30,295	2,612
Urban Outfitters*	16,300	365
VF	58,791	3,804
Viacom, Cl B	60,100	2,992
Walt Disney	267,283	30,328
Whirlpool	13,200	2,145
Wyndham Worldwide	19,900	1,511
Wynn Resorts (A)	13,800	866
Yum! Brands	74,400	5,395

		411,424

Consumer Staples — 9.3%
Altria Group	337,583	19,445
Archer-Daniels-Midland	105,191	3,838
Brown-Forman, Cl B	17,696	1,815
Campbell Soup	29,991	1,567
Clorox	22,300	2,772
Coca-Cola	673,957	28,724
Coca-Cola Enterprises	35,600	1,791
Colgate-Palmolive	155,091	10,186
ConAgra Foods	74,687	3,057
Constellation Brands, Cl A	29,700	4,166
Costco Wholesale	75,700	12,220
CVS Health	191,883	18,054
Dr. Pepper Snapple Group	33,000	2,962
Estee Lauder, Cl A	39,000	3,281
General Mills	103,296	5,966
Hershey	24,400	2,106
Hormel Foods	22,296	1,670

1	SEI Institutional Investments Trust / Semi Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
JM Smucker	20,695	$2,508
Kellogg	44,000	3,026
Keurig Green Mountain	19,400	1,017
Kimberly-Clark	62,796	7,482
Kraft Heinz	102,491	7,553
Kroger	167,582	6,311
McCormick	19,395	1,666
Mead Johnson Nutrition, Cl A	35,100	2,829
Molson Coors Brewing, Cl B	26,495	2,438
Mondelez International, Cl A	277,578	12,119
Monster Beverage*	26,300	4,066
PepsiCo	252,878	25,328
Philip Morris International	266,678	23,305
Procter & Gamble	466,870	34,941
Reynolds American	142,912	6,609
Sysco	90,700	3,728
Tyson Foods, Cl A	51,287	2,564
Walgreens Boots Alliance	150,487	12,645
Wal-Mart Stores	271,783	15,992
Whole Foods Market	59,691	1,740

		301,487

Energy — 6.9%
Anadarko Petroleum	87,695	5,253
Apache	65,400	3,216
Baker Hughes	75,300	4,071
Cabot Oil & Gas	69,887	1,316
Cameron International*	33,200	2,267
Chesapeake Energy (A)	88,378	466
Chevron	323,878	29,577
Cimarex Energy	15,696	1,868
Columbia Pipeline Group	53,387	1,023
ConocoPhillips	212,483	11,485
CONSOL Energy (A)	39,400	311
Devon Energy	66,800	3,073
Diamond Offshore Drilling (A)	11,900	269
Ensco, Cl A	40,200	688
EOG Resources	94,691	7,900
EQT	25,695	1,470
Exxon Mobil	717,500	58,591
FMC Technologies*	38,300	1,303
Halliburton	147,491	5,878
Helmerich & Payne (A)	18,395	1,072
Hess	41,800	2,466
Kinder Morgan	309,883	7,304
Marathon Oil	117,400	2,056
Marathon Petroleum	92,492	5,402
Murphy Oil	26,891	769
National Oilwell Varco	64,700	2,416
Newfield Exploration*	27,500	1,052
Noble Energy	73,600	2,699
Occidental Petroleum	131,595	9,947
ONEOK	35,391	1,044
Phillips 66	82,596	7,560
Pioneer Natural Resources	25,796	3,734

Description	Shares	Market Value ($ Thousands)
Range Resources (A)	28,100	$803
Schlumberger	217,883	16,810
Southwestern Energy*	65,200	587
Spectra Energy	116,100	3,042
Tesoro	21,300	2,453
Transocean (A)	58,300	837
Valero Energy	85,700	6,158
Williams	117,796	4,307

		222,543

Financials — 16.2%
ACE	55,895	6,419
Affiliated Managers Group*	9,200	1,630
Aflac	74,291	4,847
Allstate	69,100	4,337
American Express	146,687	10,509
American International Group	222,878	14,171
American Tower, Cl A‡	73,000	7,255
Ameriprise Financial	30,800	3,479
Aon	48,300	4,576
Apartment Investment & Management, Cl A‡	25,700	979
Assurant	11,195	957
AvalonBay Communities‡	23,000	4,181
Bank of America	1,801,983	31,409
Bank of New York Mellon	190,687	8,360
BB&T	134,491	5,194
Berkshire Hathaway, Cl B*	322,428	43,234
BlackRock, Cl A	22,096	8,037
Boston Properties‡	26,500	3,312
Capital One Financial	93,496	7,340
CBRE Group, Cl A*	48,191	1,806
Charles Schwab	206,491	6,961
Chubb	39,200	5,117
Cincinnati Financial	25,096	1,534
Citigroup	518,157	28,027
CME Group, Cl A	58,295	5,692
Comerica	29,391	1,362
Crown Castle International‡	57,596	4,948
Discover Financial Services	75,200	4,268
E*TRADE Financial*	49,291	1,500
Equinix‡	10,157	3,012
Equity Residential‡	62,796	5,012
Essex Property Trust‡	11,400	2,631
Fifth Third Bancorp	135,000	2,790
Franklin Resources	65,095	2,729
General Growth Properties‡	101,200	2,578
Goldman Sachs Group	69,391	13,186
Hartford Financial Services Group	71,700	3,272
HCP ‡	80,000	2,842
Host Hotels & Resorts ‡	125,874	2,090
Huntington Bancshares	134,161	1,568
Intercontinental Exchange	19,100	4,963
Invesco	74,200	2,500
Iron Mountain‡	32,001	889
JPMorgan Chase	636,457	42,439

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
KeyCorp	141,200	$1,851
Kimco Realty‡	69,887	1,823
Legg Mason	18,695	830
Leucadia National	57,187	1,011
Lincoln National	42,200	2,321
Loews	47,587	1,803
M&T Bank	27,624	3,462
Macerich‡	22,396	1,750
Marsh & McLennan	91,491	5,059
McGraw Hill Financial	47,000	4,534
MetLife	192,487	9,834
Moody’s	30,100	3,104
Morgan Stanley	262,600	9,007
Nasdaq	20,200	1,184
Navient	61,900	737
Northern Trust	37,896	2,840
People’s United Financial	53,100	889
Plum Creek Timber‡	29,000	1,474
PNC Financial Services Group	88,491	8,452
Principal Financial Group	47,491	2,444
Progressive	101,283	3,121
Prologis‡	90,500	3,869
Prudential Financial	77,800	6,734
Public Storage‡	25,395	6,096
Realty Income ‡	43,300	2,149
Regions Financial	222,500	2,256
Simon Property Group‡	53,296	9,926
SL Green Realty‡	16,700	1,972
State Street	70,400	5,109
SunTrust Banks	89,500	3,886
Synchrony Financial*	143,921	4,581
T. Rowe Price Group	44,300	3,373
Torchmark	19,246	1,167
Travelers	53,696	6,152
Unum Group	41,391	1,518
US Bancorp	285,183	12,517
Ventas‡	57,500	3,067
Vornado Realty Trust‡	30,696	2,970
Wells Fargo	803,948	44,298
Welltower‡	60,800	3,842
Weyerhaeuser‡	88,985	2,863
XL Group, Cl A	51,200	1,955
Zions Bancorporation	33,500	1,004

		522,776

Health Care — 14.3%
Abbott Laboratories	256,783	11,535
AbbVie	285,078	16,577
Aetna	60,095	6,175
Agilent Technologies	55,491	2,321
Alexion Pharmaceuticals*	39,000	6,959
Allergan*	67,799	21,281
AmerisourceBergen	35,496	3,501
Amgen	130,591	21,038
Anthem	45,096	5,880

Description	Shares	Market Value ($ Thousands)
Baxalta	93,596	$3,218
Baxter International	94,296	3,550
Becton Dickinson	36,238	5,445
Biogen*	38,400	11,015
Boston Scientific*	232,100	4,243
Bristol-Myers Squibb	287,083	19,237
C.R. Bard	12,900	2,410
Cardinal Health	56,496	4,907
Celgene*	136,187	14,906
Cerner*	53,100	3,165
Cigna	44,400	5,993
DaVita HealthCare Partners*	28,595	2,089
Dentsply International	23,091	1,401
Edwards Lifesciences*	18,600	3,032
Eli Lilly	167,991	13,782
Endo International*	35,100	2,158
Express Scripts Holding*	116,391	9,949
Gilead Sciences	252,678	26,774
HCA Holdings*	55,195	3,757
Henry Schein*	14,400	2,253
Humana	25,596	4,317
Illumina*	25,000	4,597
Intuitive Surgical*	6,400	3,328
Johnson & Johnson	476,570	48,248
Laboratory Corp of America Holdings*	17,400	2,115
Mallinckrodt*	19,696	1,338
McKesson	40,100	7,593
Medtronic	243,461	18,342
Merck	484,870	25,703
Mylan*	71,296	3,658
Patterson	14,800	674
PerkinElmer	19,400	1,031
Perrigo	25,296	3,779
Pfizer	1,061,535	34,787
Quest Diagnostics	23,800	1,626
Regeneron Pharmaceuticals*	13,300	7,242
St. Jude Medical	48,700	3,073
Stryker	54,596	5,266
Tenet Healthcare*	17,000	564
Thermo Fisher Scientific	68,691	9,507
UnitedHealth Group	164,187	18,505
Universal Health Services, Cl B	15,900	1,932
Varian Medical Systems*	16,595	1,340
Vertex Pharmaceuticals*	42,200	5,459
Waters*	13,700	1,820
Zimmer Biomet Holdings	29,595	2,989
Zoetis, Cl A	79,300	3,703

		461,087

Industrials — 9.9%
3M	107,591	16,847
ADT (A)	28,200	1,000
Allegion	15,696	1,055
American Airlines Group	108,791	4,489
Ametek	41,900	2,366

3	SEI Institutional Investments Trust / Semi Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Boeing	109,991	$15,998
C.H. Robinson Worldwide	24,095	1,625
Caterpillar	103,891	7,548
Cintas	14,795	1,355
CSX	169,778	4,827
Cummins	27,996	2,810
Danaher	102,500	9,880
Deere	53,796	4,280
Delta Air Lines	137,187	6,374
Dover	26,000	1,713
Dun & Bradstreet	6,195	668
Eaton	80,695	4,693
Emerson Electric	113,391	5,669
Equifax	20,495	2,285
Expeditors International of Washington	31,691	1,538
Fastenal	48,991	1,988
FedEx	45,300	7,182
Flowserve	22,100	1,022
Fluor	24,100	1,171
General Dynamics	52,296	7,659
General Electric	1,622,088	48,565
Honeywell International	134,687	14,001
Illinois Tool Works	56,895	5,347
Ingersoll-Rand	44,496	2,611
Jacobs Engineering Group*	20,696	914
JB Hunt Transport Services	15,600	1,221
Kansas City Southern	18,700	1,700
L-3 Communications Holdings, Cl 3	13,400	1,640
Lockheed Martin	45,996	10,080
Masco	57,600	1,723
Nielsen Holdings	63,500	2,964
Norfolk Southern	51,996	4,943
Northrop Grumman	32,296	6,019
Paccar	61,400	3,190
Parker Hannifin	24,000	2,512
Pentair	29,900	1,695
Pitney Bowes	34,800	752
Precision Castparts	23,696	5,487
Quanta Services*	26,900	593
Raytheon	52,395	6,499
Republic Services, Cl A	40,000	1,757
Robert Half International	22,295	1,141
Rockwell Automation	23,196	2,469
Rockwell Collins	22,000	2,039
Roper Technologies	17,400	3,367
Ryder System	9,095	600
Snap-on	10,100	1,739
Southwest Airlines	113,787	5,220
Stanley Black & Decker	26,495	2,892
Stericycle*	14,096	1,702
Textron	46,791	1,996
Tyco International	73,000	2,578
Union Pacific	149,487	12,549
United Continental Holdings*	65,300	3,639

Description	Shares	Market Value ($ Thousands)
United Parcel Service, Cl B	120,287	$12,391
United Rentals*	15,800	1,243
United Technologies	142,691	13,705
Verisk Analytics, Cl A*	25,900	1,941
Waste Management	72,700	3,909
WW Grainger (A)	10,500	2,106
Xylem	30,000	1,120

		318,601

Information Technology — 20.5%
Accenture, Cl A	107,496	11,526
Activision Blizzard	87,000	3,276
Adobe Systems*	85,795	7,847
Akamai Technologies*	29,596	1,705
Alliance Data Systems*	10,600	3,040
Alphabet, Cl A*	49,941	38,097
Alphabet, Cl C*	50,863	37,771
Altera	52,300	2,762
Amphenol, Cl A	53,491	2,945
Analog Devices	54,200	3,340
Apple	981,246	116,081
Applied Materials	207,400	3,893
Autodesk*	39,200	2,488
Automatic Data Processing	80,291	6,926
Avago Technologies, Cl A	44,800	5,844
Broadcom, Cl A	96,500	5,272
CA	52,587	1,478
Cisco Systems	875,543	23,859
Citrix Systems*	27,900	2,139
Cognizant Technology Solutions, Cl A*	105,095	6,787
Corning	211,770	3,966
CSRA*	22,895	721
eBay*	193,383	5,722
Electronic Arts*	53,900	3,654
EMC	331,774	8,407
F5 Networks*	11,900	1,226
Facebook, Cl A*	388,878	40,537
Fidelity National Information Services	48,700	3,101
First Solar*	12,100	684
Fiserv*	40,500	3,898
FLIR Systems	24,100	736
Harris	21,500	1,787
Hewlett Packard Enterprise	311,874	4,635
HP	312,074	3,914
Intel	818,352	28,454
International Business Machines	155,151	21,631
Intuit	47,900	4,800
Juniper Networks	58,900	1,775
Kla-Tencor	26,500	1,762
Lam Research	26,395	2,064
Linear Technology	40,496	1,852
MasterCard, Cl A	171,847	16,827
Microchip Technology	35,096	1,694
Micron Technology*	186,200	2,966
Microsoft	1,376,304	74,802

4	SEI Institutional Investments Trust / Semi Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Motorola Solutions	27,188	$1,952
NetApp	49,991	1,533
Nvidia	88,583	2,810
Oracle	559,865	21,818
Paychex	55,587	3,015
PayPal Holdings*	191,283	6,745
Qorvo*	25,000	1,452
Qualcomm	270,678	13,206
Red Hat*	31,800	2,589
salesforce.com inc*	106,891	8,518
SanDisk	35,400	2,615
Seagate Technology	50,400	1,811
Skyworks Solutions	32,996	2,739
Symantec	118,500	2,320
TE Connectivity	69,491	4,662
Teradata*	22,000	658
Texas Instruments	176,883	10,280
Total System Services	28,091	1,572
VeriSign*	16,500	1,476
Visa, Cl A	335,970	26,545
Western Digital	38,796	2,421
Western Union	85,778	1,618
Xerox	158,300	1,670
Xilinx	44,800	2,226
Yahoo!*	149,491	5,054

		659,996

Materials — 2.8%
Air Products & Chemicals	33,400	4,572
Airgas	11,200	1,548
Alcoa	219,900	2,058
Avery Dennison	15,500	1,022
Ball	22,796	1,583
CF Industries Holdings	39,200	1,809
Dow Chemical	199,583	10,404
Eastman Chemical	25,796	1,874
Ecolab	45,796	5,457
EI du Pont de Nemours	155,887	10,498
FMC	22,800	980
Freeport-McMoRan, Cl B	192,900	1,578
International Flavors & Fragrances	13,700	1,644
International Paper	70,396	2,945
LyondellBasell Industries, Cl A	64,296	6,161
Martin Marietta Materials	11,300	1,778
Monsanto	75,791	7,212
Mosaic	56,891	1,800
Newmont Mining	87,983	1,620
Nucor	55,387	2,296
Owens-Illinois*	26,400	509
PPG Industries	46,700	4,938
Praxair	49,400	5,572
Sealed Air	34,900	1,583
Sherwin-Williams	13,700	3,782
Vulcan Materials	23,100	2,372

Description	Shares	Market Value ($ Thousands)
WestRock	45,382	$2,298

		89,893

Telecommunication Services — 2.3%
AT&T	1,058,743	35,648
CenturyLink	97,487	2,625
Frontier Communications	199,965	998
Level 3 Communications*	49,900	2,537
Verizon Communications	699,852	31,808

		73,616

Utilities — 2.8%
AES	115,800	1,157
AGL Resources	20,900	1,308
Ameren	40,391	1,768
American Electric Power	84,700	4,744
Centerpoint Energy	71,083	1,205
CMS Energy	46,691	1,635
Consolidated Edison	50,600	3,145
Dominion Resources	102,500	6,905
DTE Energy	31,100	2,503
Duke Energy	118,691	8,042
Edison International	56,296	3,342
Entergy	29,900	1,992
Eversource Energy	54,900	2,797
Exelon	158,791	4,337
FirstEnergy	73,187	2,297
NextEra Energy	79,300	7,919
NiSource	53,387	1,025
NRG Energy	55,187	682
Pepco Holdings	41,600	1,068
PG&E	84,500	4,456
Pinnacle West Capital	18,900	1,198
PPL	115,700	3,938
Public Service Enterprise Group	87,400	3,417
SCANA	23,596	1,395
Sempra Energy	40,695	4,038
Southern	156,600	6,975
TECO Energy	38,600	1,016
WEC Energy Group	54,631	2,694
Xcel Energy	87,683	3,127

		90,125

Total Common Stock (Cost $3,013,990) ($ Thousands)		3,151,548

AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, L.P.
0.080%** (B)	7,866,258	7,866

Total Affiliated Partnership (Cost $7,866) ($ Thousands)		7,866

5	SEI Institutional Investments Trust / Semi Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Concluded)

November 30, 2015

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%**	50,366,878	$50,367

Total Cash Equivalent (Cost $50,367) ($ Thousands)		50,367

U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills
0.125%, 12/17/2015 (C) (D)	$2,800	2,800
0.024%, 03/10/2016 (C) (D)	1,100	1,099

Total U.S. Treasury Obligations (Cost $3,900) ($ Thousands)		3,899

Total Investments — 99.6% (Cost $3,076,123 ($ Thousands)		$3,213,680

A list of the open futures contracts held by the Fund at November 30, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	691	Dec-2015	$4,382

For the period ended November 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $3,225,951 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2015.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at November 30, 2015 (see Note 12). The total market value of securities on loan at November 30, 2015 was $7,751 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of November 30, 2015 was $7,866 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of November 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,151,548	$—	$—	$3,151,548
Affiliated Partnership	—	7,866	—	7,866
Cash Equivalent	50,367	—	—	50,367
U.S. Treasury Obligations	—	3,899	—	3,899

Total Investments in Securities	$3,201,915	$11,765	$—	$3,213,680

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$4,382	$—	$—	$4,382

*	Futures contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended November 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2015, there were no transfers between Level 2 into Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

6	SEI Institutional Investments Trust / Semi Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

November 30, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.5%

Consumer Discretionary — 14.4%
1-800-Flowers.com, Cl A*	1,700	$13
2U* (A)	3,700	89
Aaron’s	9,616	233
Abercrombie & Fitch, Cl A (A)	12,300	315
AMC Entertainment Holdings, Cl A	4,100	104
AMC Networks, Cl A*	9,260	753
American Axle & Manufacturing Holdings*	11,298	257
American Eagle Outfitters	32,922	513
American Public Education*	2,727	63
America’s Car-Mart*	850	22
Apollo Education Group, Cl A*	16,100	114
Aramark	32,100	1,047
Arctic Cat	1,535	34
Asbury Automotive Group*	4,098	308
Ascena Retail Group*	26,827	304
Ascent Capital Group, Cl A*	1,754	35
Barnes & Noble	9,327	119
Barnes & Noble Education*	5,894	85
Bassett Furniture Industries	2,700	85
Beazer Homes USA*	7,161	103
bebe stores	1,520	1
Belmond, Cl A*	17,030	172
Big 5 Sporting Goods	923	9
Big Lots	7,946	357
Biglari Holdings*	342	126
BJ’s Restaurants*	2,742	126
Black Diamond*	4,204	20
Bloomin’ Brands	19,150	331
Blue Nile*	1,431	52
Bob Evans Farms	3,287	131
Boot Barn Holdings*	3,000	31
Boyd Gaming*	12,945	254
Bravo Brio Restaurant Group*	3,676	39
Bridgepoint Education*	2,679	21
Bright Horizons Family Solutions*	5,735	380
Brinker International	10,182	464
Brunswick	14,283	752
Buckle	4,851	154
Buffalo Wild Wings*	3,227	517
Build-A-Bear Workshop, Cl A*	2,700	35
Burlington Stores*	11,600	558
Cabela’s* (A)	8,839	414
Cable One	600	268
Caesars Acquisition, Cl A*	5,300	42
Caesars Entertainment* (A)	7,783	66
CalAtlantic Group	12,975	546
Caleres	6,276	176
Callaway Golf	13,906	140
Capella Education	2,138	103
Career Education*	10,054	42
Carmike Cinemas*	3,042	66

Description	Shares	Market Value ($ Thousands)
Carriage Services, Cl A	2,006	$50
Carrols Restaurant Group*	3,300	40
Carter’s	8,070	696
Cato, Cl A	4,096	161
Cavco Industries*	1,331	123
Central European Media Enterprises, Cl A*	7,006	15
Century Communities*	4,200	80
Charter Communications, Cl A*	12,265	2,298
Cheesecake Factory	7,523	355
Chegg* (A)	8,600	62
Cherokee*	2,600	50
Chico’s FAS	22,151	266
Children’s Place Retail Stores	2,933	142
Choice Hotels International	6,377	326
Christopher & Banks*	3,400	5
Churchill Downs	2,234	328
Chuy’s Holdings*	2,335	78
Cinemark Holdings	17,940	623
Citi Trends	3,097	61
Clear Channel Outdoor Holdings, Cl A*	6,796	36
ClubCorp Holdings	6,800	122
Collectors Universe	1,500	24
Columbia Sportswear	5,144	241
Conn’s* (A)	3,909	104
Container Store Group*	1,600	16
Cooper Tire & Rubber	8,832	371
Cooper-Standard Holding*	2,600	192
Core-Mark Holdings	3,918	334
Cracker Barrel Old Country Store (A)	3,244	408
Crocs*	11,003	122
CSS Industries	492	14
CST Brands	13,300	495
Culp	2,861	81
Cumulus Media, Cl A*	18,139	7
Daily Journal*	100	20
Dana Holdings	26,698	439
Dave & Buster’s Entertainment*	4,500	173
Deckers Outdoor*	5,604	274
Del Frisco’s Restaurant Group*	2,800	42
Denny’s*	14,463	139
Destination XL Group*	4,342	22
DeVry Education Group	10,381	247
Diamond Resorts International*	5,800	163
Dick’s Sporting Goods	14,235	556
Dillard’s, Cl A	4,062	305
DineEquity	2,772	235
DISH Network, Cl A*	34,719	2,177
Domino’s Pizza	8,558	920
Dorman Products*	4,440	212
DreamWorks Animation SKG, Cl A*	13,591	335
Drew Industries	4,049	245
DSW, Cl A	11,992	275
Dunkin’ Brands Group	14,830	629
Eastman Kodak* (A)	2,100	27

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
El Pollo Loco Holdings*	1,400	$17
Eldorado Resorts*	8,600	83
Entercom Communications, Cl A*	4,782	58
Entravision Communications, Cl A	6,700	56
Eros International*	5,900	57
Ethan Allen Interiors	3,176	90
Etsy*	5,300	49
EVINE Live*	4,000	7
EW Scripps, Cl A	10,496	230
Express*	13,362	224
Extended Stay America	9,200	157
Federal-Mogul Holdings, Cl A*	3,316	27
Fiesta Restaurant Group*	4,005	154
Finish Line, Cl A	9,311	154
Five Below*	9,005	252
Flexsteel Industries	600	29
Foot Locker	22,414	1,457
Fox Factory Holding*	1,400	25
Francesca’s Holdings*	8,224	123
Fred’s, Cl A	6,579	108
FTD*	2,392	63
Gannett	20,200	345
Genesco*	4,469	242
Gentex	45,490	761
Gentherm*	6,448	328
G-III Apparel Group*	6,806	312
Global Eagle Entertainment*	4,900	53
GNC Holdings, Cl A	14,178	423
GoPro, Cl A* (A)	13,800	282
Graham Holdings, Cl B	600	325
Grand Canyon Education*	7,715	306
Gray Television*	12,300	206
Green Brick Partners*	6,200	47
Group 1 Automotive	3,635	295
Groupon, Cl A*	84,341	244
Guess?	11,317	223
Habit Restaurants, Cl A*	1,600	39
Harte-Hanks	7,846	29
Haverty Furniture	2,163	52
Helen of Troy*	4,348	450
Hibbett Sports*	4,012	132
Hilton Worldwide Holdings	82,000	1,904
Hooker Furniture	3,100	85
Horizon Global*	2,470	21
Houghton Mifflin Harcourt*	21,100	417
Hovnanian Enterprises, Cl A*	10,715	20
HSN	5,111	255
Hyatt Hotels, Cl A*	6,127	302
Iconix Brand Group* (A)	8,051	57
Imax*	9,300	352
Installed Building Products*	3,100	78
International Game Technology	14,500	225
International Speedway, Cl A	5,498	196
Interval Leisure Group	5,698	89

Description	Shares	Market Value ($ Thousands)
iRobot*	5,802	$192
Isle of Capri Casinos*	4,779	88
J Alexander’s Holdings*	2,756	29
J.C. Penney* (A)	49,395	394
Jack in the Box	6,321	469
JAKKS Pacific*	427	4
Jamba*	1,407	20
Jarden*	33,410	1,560
John Wiley & Sons, Cl A	7,872	406
Johnson Outdoors, Cl A	700	17
Journal Media Group	2,271	27
K12*	3,988	40
Kate Spade*	22,098	443
KB Home (A)	13,785	194
Kimball International, Cl B	4,125	51
Kirkland’s	2,028	30
Krispy Kreme Doughnuts*	12,771	181
La Quinta Holdings*	14,500	217
Lands’ End* (A)	1,662	40
Las Vegas Sands	59,504	2,622
La-Z-Boy, Cl Z	8,926	239
Lear	12,371	1,558
LGI Homes* (A)	1,700	57
Libbey	2,785	70
Liberty Broadband, Cl A*	4,583	243
Liberty Broadband, Cl C*	10,768	569
Liberty Interactive, Cl A*	80,444	2,130
Liberty Media, Cl A*	16,435	666
Liberty Media, Cl C*	31,970	1,250
Liberty Tripadvisor Holdings, Cl A*	13,092	392
Liberty Ventures, Ser A*	23,579	1,014
LifeLock* (A)	13,463	194
Lifetime Brands	300	4
Lions Gate Entertainment	14,709	499
Lithia Motors, Cl A	3,489	433
Live Nation*	24,203	615
LKQ*	49,004	1,445
Loral Space & Communications*	1,900	84
Lululemon Athletica* (A)	18,200	870
Lumber Liquidators Holdings*	4,126	64
M/I Homes*	2,694	63
Madison Square Garden*	3,179	516
Malibu Boats, Cl A*	1,100	17
Marcus	2,761	55
MarineMax*	3,996	73
Marriott Vacations Worldwide	4,374	266
Martha Stewart Living Omnimedia, Cl A*	8,900	54
Mattress Firm Holding* (A)	3,811	188
MDC Holdings	7,689	202
MDC Partners, Cl A	5,776	124
Media General* (A)	17,300	269
Men’s Wearhouse	7,268	145
Meredith	5,944	277
Meritage Homes*	7,211	269

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Metaldyne Performance Group	3,400	$77
MGM Resorts International*	70,674	1,607
Michaels*	9,700	215
Modine Manufacturing*	7,374	69
Monarch Casino & Resort*	1,100	25
Monro Muffler	4,828	357
Morgans Hotel Group*	2,200	7
Motorcar Parts & Accessories*	3,700	148
Movado Group	2,720	73
MSG Networks*	9,540	189
Murphy USA*	7,000	417
National CineMedia	7,907	125
Nautilus*	6,200	119
New Media Investment	8,900	162
New York Times, Cl A	22,982	324
Nexstar Broadcasting Group, Cl A	5,622	329
Noodles, Cl A*	700	8
Norwegian Cruise Line Holdings*	21,269	1,222
Nutrisystem	4,559	105
NVR*	625	1,052
Office Depot*	91,347	602
Outerwall (A)	3,343	207
Overstock.com*	700	9
Oxford Industries	2,854	194
Panera Bread, Cl A*	4,120	749
Papa John’s International	5,042	290
Party City Holdco*	3,900	50
Penn National Gaming*	12,454	199
Penske Auto Group	7,388	345
Pep Boys-Manny Moe & Jack*	8,065	125
Performance Sports Group*	7,000	83
Perry Ellis International*	2,439	51
PetMed Express	3,796	64
Pier 1 Imports (A)	18,189	123
Pinnacle Entertainment*	10,760	353
Planet Fitness, Cl A*	700	11
Polaris Industries	10,707	1,129
Pool	6,770	555
Popeyes Louisiana Kitchen*	3,539	205
Potbelly*	1,400	17
Reading International, Cl A*	3,800	55
Red Robin Gourmet Burgers*	1,967	133
Regal Entertainment Group, Cl A (A)	13,705	257
Regis*	6,527	109
Rent-A-Center, Cl A	9,840	169
Rentrak* (A)	1,988	96
Restoration Hardware Holdings*	5,511	495
Ruby Tuesday*	9,879	55
Ruth’s Hospitality Group	4,272	74
Saga Communications, Cl A	593	26
Sally Beauty Holdings*	24,391	631
Scholastic	4,467	191
Scientific Games, Cl A* (A)	5,862	54
Sears Holdings* (A)	2,026	45

Description	Shares	Market Value ($ Thousands)
SeaWorld Entertainment	10,900	$191
Select Comfort*	9,009	213
Sequential Brands Group*	2,000	18
Service International	32,889	916
ServiceMaster Global Holdings*	15,900	596
SFX Entertainment*	3,300	1
Shake Shack, Cl A* (A)	900	41
Shoe Carnival	2,076	40
Shutterfly*	6,725	309
Sinclair Broadcast Group, Cl A	10,311	362
Sirius XM Holdings*	369,579	1,519
Six Flags Entertainment	11,058	574
Sizmek*	2,348	11
Skechers U.S.A., Cl A*	20,046	605
Skullcandy*	2,500	10
Smith & Wesson Holding*	10,383	190
Sonic	9,533	277
Sonic Automotive, Cl A	5,064	123
Sotheby’s	10,761	305
Speedway Motorsports	1,635	32
Sportsman’s Warehouse Holdings*	5,400	62
Stage Stores	3,854	30
Standard Motor Products	3,066	128
Starz*	13,539	478
Stein Mart	4,791	37
Steiner Leisure*	2,077	131
Steven Madden*	8,701	278
Stoneridge*	3,730	55
Strattec Security	400	25
Strayer Education*	1,817	108
Sturm Ruger	2,442	127
Superior Industries International	2,823	55
Systemax*	1,400	14
Taylor Morrison Home, Cl A*	3,800	66
Tempur Sealy International*	9,423	749
Tenneco*	10,363	558
Tesla Motors* (A)	15,779	3,633
Texas Roadhouse, Cl A	11,266	394
Thomson Reuters	53,785	2,170
Thor Industries	7,390	428
Tile Shop Holdings*	3,300	56
Tilly’s, Cl A*	843	5
Time	19,600	326
Toll Brothers*	29,139	1,083
TopBuild*	6,000	183
Tower International	2,400	74
TRI Pointe Homes*	27,473	383
Tribune Media, Cl A	12,500	488
Tribune Publishing	4,100	42
Tuesday Morning*	6,886	46
Tumi Holdings*	10,498	185
Tupperware Brands	7,724	438
Ulta Salon Cosmetics & Fragrance*	10,273	1,716
Unifi*	2,480	74

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Universal Electronics*	2,487	$132
Universal Technical Institute	3,013	17
Vail Resorts	6,012	725
Vera Bradley*	2,470	29
Vince Holding*	1,500	8
Vista Outdoor*	10,788	475
Visteon*	6,665	799
Vitamin Shoppe*	5,384	164
VOXX International, Cl A*	2,864	16
Wayfair, Cl A* (A)	2,900	110
WCI Communities*	1,400	34
Weight Watchers International* (A)	5,774	152
Wendy’s	30,775	323
West Marine*	537	5
Weyco Group	263	7
William Lyon Homes, Cl A*	3,000	52
Williams-Sonoma	14,837	940
Winmark	95	9
Winnebago Industries	4,035	91
Wolverine World Wide	15,996	291
World Wrestling Entertainment, Cl A (A)	4,234	72
Zagg*	8,200	85
Zoe’s Kitchen* (A)	3,000	102
Zumiez*	3,903	59

		101,239

Consumer Staples — 3.3%
Alico	143	6
Alliance One International*	466	6
Andersons	5,399	186
Avon Products	68,600	237
B&G Foods, Cl A	9,111	344
Blue Buffalo Pet Products* (A)	8,100	146
Boston Beer, Cl A*	1,383	295
Boulder Brands*	6,678	73
Bunge	22,743	1,515
Calavo Growers	2,126	120
Cal-Maine Foods	5,228	285
Casey’s General Stores	6,059	704
Central Garden and Pet, Cl A*	7,929	125
Chefs’ Warehouse*	3,921	77
Church & Dwight	20,899	1,793
Coca-Cola Bottling	589	114
Coty, Cl A (A)	14,000	389
Craft Brew Alliance*	1,600	16
Darling International*	29,257	320
Dean Foods	17,250	324
Diamond Foods*	5,219	211
Edgewell Personal Care	9,645	776
Elizabeth Arden*	3,000	31
Energizer Holdings	9,645	326
Fairway Group Holdings, Cl A*	1,200	1
Farmer Bros*	900	26
Flowers Foods	29,408	692
Fresh Del Monte Produce	5,681	248

Description	Shares	Market Value ($ Thousands)
Fresh Market*	7,188	$172
Freshpet* (A)	3,400	29
Hain Celestial Group*	15,860	677
Herbalife*	12,072	697
HRG Group*	14,978	205
Ingles Markets, Cl A	2,245	122
Ingredion	11,565	1,140
Inter Parfums	1,806	48
Inventure Foods*	900	7
J&J Snack Foods	2,364	276
John B Sanfilippo& Son	1,019	59
Lancaster Colony	3,229	375
Landec*	4,693	60
Limoneira	1,295	22
Medifast*	1,564	47
MGP Ingredients	3,500	73
National Beverage*	2,352	102
Natural Grocers by Vitamin Cottage*	1,085	23
Natural Health Trends	2,100	102
Nature’s Sunshine Products	437	5
Nu Skin Enterprises, Cl A (A)	10,405	363
Nutraceutical International*	362	9
Oil-Dri Corp of America	210	7
Omega Protein*	3,866	95
Orchids Paper Products	800	24
Pilgrim’s Pride (A)	11,807	254
Pinnacle Foods	18,000	784
Post Holdings*	10,369	721
PriceSmart	3,123	291
Revlon, Cl A*	1,120	31
Rite Aid*	160,927	1,268
Sanderson Farms (A)	3,541	265
Seaboard*	36	119
Seneca Foods, Cl A*	462	13
Smart & Final Stores*	3,500	61
Snyder’s-Lance	8,086	300
SpartanNash	7,336	159
Spectrum Brands Holdings	4,039	383
Sprouts Farmers Market*	23,700	572
SUPERVALU*	40,416	272
Tootsie Roll Industries	3,028	97
TreeHouse Foods*	7,309	632
United Natural Foods*	7,798	342
Universal	4,145	234
USANA Health Sciences*	816	109
Vector Group	15,019	380
Village Super Market, Cl A	462	12
WD-40	2,086	206
Weis Markets	1,704	71
WhiteWave Foods, Cl A*	28,252	1,148

		22,849

Energy — 3.9%
Abraxas Petroleum*	16,494	22
Adams Resources & Energy	300	13

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Alon USA Energy	3,296	$58
Antero Resources* (A)	10,800	223
Approach Resources*	4,198	9
Archrock	9,683	102
Ardmore Shipping	2,100	26
Atwood Oceanics (A)	9,540	151
Basic Energy Services*	3,973	16
Bill Barrett*	6,264	39
Bonanza Creek Energy*	6,388	54
Bristow Group	5,303	162
C&J Energy Services*	5,495	33
California Resources	56,000	230
Callon Petroleum*	14,185	135
CARBO Ceramics (A)	2,350	44
Carrizo Oil & Gas*	9,109	368
Cheniere Energy*	37,365	1,777
Clayton Williams Energy* (A)	916	52
Clean Energy Fuels* (A)	7,588	36
Cloud Peak Energy* (A)	8,089	21
Cobalt International Energy*	61,015	450
Concho Resources*	20,642	2,259
Contango Oil & Gas*	2,535	20
Continental Resources*	13,496	490
CVR Energy	1,897	91
Delek US Holdings	9,609	266
Denbury Resources	56,500	209
DHT Holdings	14,000	105
Diamondback Energy	11,175	872
Dorian LPG*	6,000	79
Dril-Quip*	6,087	384
Eclipse Resources*	3,800	10
Energen	13,089	776
Energy XXI Bermuda (A)	11,983	19
EP Energy, Cl A* (A)	3,800	21
Era Group*	2,093	25
Evolution Petroleum	627	4
EXCO Resources (A)	19,913	25
Exterran*	4,842	79
Fairmount Santrol Holdings*	7,500	22
Forum Energy Technologies*	8,005	125
Frank’s International (A)	5,300	90
Frontline* (A)	7,400	22
GasLog (A)	8,650	104
Gastar Exploration*	6,900	8
Geospace Technologies*	1,598	20
Golar LNG (A)	13,902	380
Green Plains Renewable Energy	5,590	132
Gulfmark Offshore, Cl A (A)	3,380	22
Gulfport Energy*	16,381	416
Halcon Resources* (A)	32,806	20
Helix Energy Solutions Group*	19,569	127
HollyFrontier	31,254	1,503
Hornbeck Offshore Services*	4,612	56
ION Geophysical*	20,869	12

Description	Shares	Market Value ($ Thousands)
Jones Energy, Cl A*	2,600	$15
Key Energy Services*	20,159	11
Kosmos Energy*	24,375	164
Laredo Petroleum Holdings* (A)	17,189	187
Matador Resources*	13,100	337
Matrix Service*	2,981	68
McDermott International*	32,970	146
Memorial Resource Development*	12,800	208
Nabors Industries	51,100	517
Natural Gas Services Group*	944	22
Navios Maritime Acquisition	9,600	32
Newpark Resources*	18,020	117
Noble (A)	37,800	502
Nordic American Offshore	2,300	13
Nordic American Tankers (A)	16,577	245
North Atlantic Drilling*	7,600	4
Northern Oil And Gas* (A)	7,039	36
Oasis Petroleum* (A)	20,697	238
Oceaneering International	15,246	667
Oil States International*	9,399	298
Pacific Ethanol*	2,400	12
Panhandle Oil and Gas, Cl A	1,682	32
Par Petroleum*	3,900	98
Parker Drilling*	16,551	45
Parsley Energy, Cl A*	16,600	326
Patterson-UTI Energy	21,822	354
PBF Energy, Cl A	16,177	655
PDC Energy*	6,493	367
Peabody Energy (A)	3,100	35
Penn Virginia*	7,986	4
PHI*	1,443	31
Pioneer Energy Services*	9,836	25
QEP Resources	27,300	431
Renewable Energy Group*	3,800	34
REX American Resources*	800	50
Rex Energy*	4,990	7
Rice Energy*	10,400	140
RigNet*	1,441	32
Ring Energy*	2,200	22
Rowan, Cl A	21,700	441
RPC (A)	8,499	113
RSP Permian*	11,600	329
Sanchez Energy* (A)	6,830	34
SandRidge Energy*	64,393	19
Scorpio Tankers	33,143	287
SEACOR Holdings*	2,574	146
Seadrill (A)	55,100	335
SemGroup, Cl A	7,444	258
Seventy Seven Energy*	4,500	5
Ship Finance International (A)	11,476	199
Silver Spring Networks*	4,100	55
SM Energy	11,713	344
Solazyme* (A)	7,830	26
Stone Energy*	6,684	49

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Superior Energy Services	23,260	$364
Synergy Resources*	19,762	225
Targa Resources	9,259	364
Teekay	7,454	207
Teekay Tankers, Cl A	18,023	127
Tesco	5,269	44
TETRA Technologies*	16,405	153
Tidewater (A)	6,246	59
TransAtlantic Petroleum*	2,700	4
Triangle Petroleum*	11,537	9
Ultra Petroleum* (A)	23,292	93
Unit*	8,395	152
US Silica Holdings (A)	8,926	190
W&T Offshore	3,238	12
Weatherford International*	123,400	1,334
Western Refining	10,999	498
Westmoreland Coal*	2,400	14
Whiting Petroleum*	31,560	521
World Fuel Services	11,241	490
WPX Energy*	41,100	353

		27,194

Financials — 25.0%
1st Source	1,958	66
Acadia Realty Trust‡	11,039	370
Agree Realty‡	1,847	62
Alexander & Baldwin	8,877	337
Alexander’s‡	288	115
Alexandria Real Estate Equities‡	11,961	1,101
Alleghany*	2,567	1,308
Allied World Assurance Holdings	14,712	534
Ally Financial*	77,300	1,543
Altisource Asset Management*	200	3
Altisource Portfolio Solutions*	1,700	49
Altisource Residential, Cl B‡	11,300	150
Ambac Financial Group*	6,300	106
American Assets Trust‡	6,791	270
American Campus Communities‡	17,362	701
American Capital Agency‡	58,521	1,050
American Capital Mortgage Investment‡	7,965	119
American Equity Investment Life Holding	12,178	326
American Financial Group	10,653	788
American Homes 4 Rent, Cl A‡	27,900	468
American National Bankshares	306	8
American National Insurance	1,031	111
American Residential Properties‡	3,700	65
Ameris Bancorp	5,752	197
AMERISAFE	3,033	163
Ames National	310	8
AmTrust Financial Services	6,659	416
Anchor BanCorp Wisconsin*	600	25
Annaly Capital Management‡	152,114	1,457
Anworth Mortgage Asset‡	10,868	52
Apollo Commercial Real Estate Finance‡	10,637	187
Apollo Residential Mortgage‡	4,987	65

Description	Shares	Market Value ($ Thousands)
Apple Hospitality‡ (A)	28,800	$562
Arch Capital Group*	19,936	1,445
Ares Commercial Real Estate‡	4,800	62
Argo Group International Holdings	4,934	313
Arlington Asset Investment, Cl A (A)	3,412	47
Armada Hoffler Properties‡	1,800	20
ARMOUR Residential‡	7,924	167
Arrow Financial	1,062	30
Arthur J Gallagher	27,791	1,216
Artisan Partners Asset Management, Cl A	6,300	246
Ashford*	108	7
Ashford Hospitality Prime‡	4,381	62
Ashford Hospitality Trust‡	9,471	67
Aspen Insurance Holdings	10,595	535
Associated Banc	23,786	488
Assured Guaranty	23,287	616
Astoria Financial	16,665	269
Atlas Financial Holdings*	2,600	55
AV Homes*	407	6
Axis Capital Holdings	16,868	945
Baldwin & Lyons, Cl B	1,481	35
Banc of California	8,100	122
BancFirst	1,025	66
Banco Latinoamericano de Comercio Exterior, Cl E	4,012	111
Bancorp*	3,104	24
Bancorpsouth	16,782	451
Bank Mutual	3,899	30
Bank of Hawaii	7,124	493
Bank of Marin Bancorp	907	50
Bank of the Ozarks	12,070	655
BankFinancial	797	10
BankUnited	17,196	650
Banner	3,851	202
Bar Harbor Bankshares	1,900	66
BBCN Bancorp	14,495	274
BBX Capital, Cl A*	521	9
Beneficial Bancorp*	12,788	179
Berkshire Hills Bancorp	3,750	113
BGC Partners, Cl A	26,736	243
BioMed Realty Trust‡	31,529	740
Blue Hills Bancorp	4,700	76
Bluerock Residential Growth, Cl A‡	5,800	66
BNC Bancorp	5,900	150
BofI Holding* (A)	8,836	177
BOK Financial (A)	4,993	344
Boston Private Financial Holdings	13,415	162
Brandywine Realty Trust‡	31,339	431
Bridge Bancorp	1,412	45
Brixmor Property Group‡	26,700	670
Brookline Bancorp	8,874	104
Brown & Brown	17,876	580
Bryn Mawr Bank	1,822	54
Calamos Asset Management, Cl A	4,282	41

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Camden National	539	$24
Camden Property Trust‡	14,338	1,095
Campus Crest Communities‡	9,972	67
Capital Bank Financial, Cl A	2,860	96
Capital City Bank Group	800	13
Capitol Federal Financial	21,387	277
Capstead Mortgage‡	18,718	178
Cardinal Financial	4,941	122
Care Capital Properties‡	13,000	411
CareTrust‡	10,653	119
Cascade Bancorp*	915	5
Cash America International	3,679	124
CatchMark Timber Trust, Cl A‡	3,700	42
Cathay General Bancorp	13,015	447
CBL & Associates Properties‡	29,282	383
CBOE Holdings	13,838	999
Cedar Realty Trust‡	18,338	134
Centerstate Banks	9,585	153
Central Pacific Financial	2,910	68
Chambers Street Properties‡	39,400	296
Charter Financial	2,200	29
Chatham Lodging Trust‡	4,935	112
Chemical Financial	6,299	232
Chesapeake Lodging Trust‡	9,967	271
Chimera Investment‡	35,465	500
CIT Group	28,137	1,209
Citizens, Cl A* (A)	7,833	73
Citizens & Northern	1,840	38
Citizens Financial Group	50,400	1,342
City Holding	1,985	99
Clifton Bancorp	3,100	46
CNA Financial	3,875	142
CNB Financial	2,048	38
CNO Financial Group	30,425	616
CoBiz Financial	5,671	78
Cohen & Steers	2,936	91
Colony Financial‡	17,200	352
Columbia Banking System	8,409	299
Columbia Property Trust‡	20,900	524
Commerce Bancshares	13,337	612
Communications Sales & Leasing‡	21,060	410
Community Bank System	7,202	311
Community Trust Bancorp	3,393	125
ConnectOne Bancorp	6,383	125
Consolidated-Tomoka Land	500	30
CorEnergy Infrastructure Trust‡	3,700	19
CoreSite Realty‡	4,573	268
Corporate Office Properties Trust‡	16,630	371
Corrections Corp of America‡	18,102	467
Cousins Properties‡	33,546	330
Cowen Group, Cl A*	14,521	69
Crawford, Cl B	3,520	21
Credit Acceptance* (A)	1,312	263
CU Bancorp*	3,900	105

Description	Shares	Market Value ($ Thousands)
CubeSmart‡	27,922	$813
Cullen/Frost Bankers	9,105	635
Customers Bancorp*	4,070	126
CVB Financial	18,579	344
CyrusOne‡	11,529	417
CYS Investments‡	30,562	232
DCT Industrial Trust‡	14,571	556
DDR‡	46,814	798
Diamond Hill Investment Group	554	122
DiamondRock Hospitality‡	31,307	348
Digital Realty Trust‡	21,774	1,570
Dime Community Bancshares	3,683	68
Douglas Emmett‡	22,485	697
Duke Realty‡	55,695	1,133
DuPont Fabros Technology‡	9,821	324
Dynex Capital‡	6,593	45
Eagle Bancorp*	4,406	241
East West Bancorp	23,866	1,035
Easterly Government Properties‡	4,100	73
EastGroup Properties‡	5,785	337
Eaton Vance	18,225	655
Education Realty Trust‡	7,857	290
eHealth*	1,874	24
EMC Insurance Group	1,050	27
Empire State Realty Trust, Cl A‡	19,600	360
Employers Holdings	5,274	145
Encore Capital Group* (A)	5,075	167
Endurance Specialty Holdings	9,651	637
Enova International*	3,366	25
Enstar Group*	1,651	254
Enterprise Bancorp	1,100	27
Enterprise Financial Services	2,449	72
EPR Properties‡	9,051	507
Equity Commonwealth*‡	22,044	609
Equity Lifestyle Properties‡	13,032	813
Equity One‡	10,985	299
Erie Indemnity, Cl A	4,287	413
Essent Group*	9,900	245
EverBank Financial	16,824	290
Evercore Partners, Cl A	6,076	337
Everest Re Group	7,044	1,299
Extra Space Storage‡	19,518	1,635
Ezcorp, Cl A*	7,457	43
FactSet Research Systems	6,886	1,167
FBL Financial Group, Cl A	1,682	115
FCB Financial Holdings, Cl A*	4,300	167
Federal Agricultural Mortgage, Cl C	1,988	60
Federal Realty Investment Trust‡	10,986	1,610
Federated Investors, Cl B	15,770	494
Federated National Holding	1,300	37
FelCor Lodging Trust‡	21,263	171
Fidelity & Guaranty Life	2,700	69
Fidelity Southern	1,513	34
Financial Engines (A)	8,464	305

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Financial Institutions	1,767	$48
First American Financial	18,272	721
First Bancorp	2,097	42
First BanCorp*	18,716	70
First Busey	3,936	87
First Business Financial Services	1,000	26
First Cash Financial Services*	4,958	193
First Citizens BancShares, Cl A	1,191	316
First Commonwealth Financial	15,201	150
First Community Bancshares	4,442	91
First Connecticut Bancorp	1,048	19
First Defiance Financial	2,292	95
First Financial	1,612	59
First Financial Bancorp	11,549	233
First Financial Bankshares (A)	11,056	397
First Horizon National	37,400	556
First Industrial Realty Trust‡	17,853	408
First Interstate Bancsystem, Cl A	2,212	67
First Merchants	5,933	161
First Midwest Bancorp	13,142	257
First NBC Bank Holding*	1,700	72
First Niagara Financial Group	60,147	648
First of Long Island	1,130	35
First Potomac Realty Trust‡	6,922	80
First Republic Bank	22,843	1,573
FirstMerit	27,797	562
Flagstar Bancorp*	4,600	113
Flushing Financial	4,470	102
FNB (Pennsylvania)	28,308	411
FNF Group	44,958	1,612
FNFV Group*	15,962	179
Forest City Enterprises, Cl A*	35,845	797
Forestar Group*	4,832	66
Four Corners Property Trust*	6,600	131
Fox Chase Bancorp	1,553	28
Franklin Street Properties‡	11,696	122
FRP Holdings*	838	26
Fulton Financial	27,812	402
Gain Capital Holdings	5,300	44
GAMCO Investors, Cl A	822	54
Gaming and Leisure Properties‡	14,769	402
Genworth Financial, Cl A*	78,300	395
Geo Group‡	12,790	375
German American Bancorp	1,544	53
Getty Realty‡	3,072	54
Glacier Bancorp	13,280	390
Gladstone Commercial‡	3,119	46
Global Indemnity, Cl A*	1,002	29
Government Properties Income Trust‡ (A)	12,966	220
Gramercy Property Trust‡	9,773	233
Great Southern Bancorp	1,299	66
Great Western Bancorp	6,400	193
Green Dot, Cl A*	8,955	151
Greenhill	3,971	105

Description	Shares	Market Value ($ Thousands)
Greenlight Capital Re, Cl A*	3,509	$72
Guaranty Bancorp	605	11
Hancock Holding	12,314	359
Hanmi Financial	4,178	109
Hannon Armstrong Sustainable Infrastructure Capital‡	7,100	124
Hanover Insurance Group	7,517	636
Hatteras Financial‡	17,783	250
HCI Group	915	36
Healthcare Realty Trust‡	15,455	420
Healthcare Trust of America, Cl A‡	19,750	516
Heartland Financial USA	2,575	98
Heritage Commerce	1,100	12
Heritage Financial	4,271	84
Heritage Insurance Holdings*	3,800	85
Heritage Oaks Bancorp	1,400	12
Hersha Hospitality Trust, Cl A‡	9,619	227
HFF, Cl A	5,695	196
Highwoods Properties‡	15,568	678
Hilltop Holdings*	10,838	242
Home BancShares	9,896	447
HomeStreet*	4,372	95
HomeTrust Bancshares*	4,102	82
Horace Mann Educators	7,714	269
Horizon Bancorp	900	25
Hospitality Properties Trust‡	23,141	643
Houlihan Lokey, Cl A	3,400	83
Howard Hughes*	6,117	757
Hudson Pacific Properties‡	11,870	340
Iberiabank	5,684	360
Independence Realty Trust‡	9,700	76
Independent Bank	2,700	42
Independent Bank	4,902	254
Independent Bank Group	1,100	44
Infinity Property & Casualty	1,614	138
InfraREIT‡	4,600	93
Inland Real Estate‡	10,982	106
Interactive Brokers Group, Cl A	8,927	387
International Bancshares	9,350	285
International FCStone*	3,268	116
Invesco Mortgage Capital‡	19,071	256
Investment Technology Group	6,017	121
Investors Bancorp	56,143	720
Investors Real Estate Trust‡	24,031	196
iStar Financial*‡	16,418	217
James River Group Holdings	3,100	100
Janus Capital Group	25,412	401
JG Wentworth Company, Cl A*	2,500	5
Jones Lang LaSalle	7,359	1,222
Kansas City Life Insurance	165	8
KCG Holdings, Cl A*	6,853	88
Kearny Financial	14,437	182
Kemper	6,736	277
Kennedy-Wilson Holdings	14,329	374

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Kilroy Realty‡	13,643	$910
Kite Realty Group Trust‡	12,955	349
Ladder Capital, Cl A‡	8,400	119
Ladenburg Thalmann Financial Services*	12,600	40
Lakeland Bancorp	4,693	57
Lakeland Financial	3,305	159
Lamar Advertising, Cl A‡	13,297	777
LaSalle Hotel Properties‡	19,242	543
Lazard, Cl A	20,931	973
LegacyTexas Financial Group	8,610	263
LendingClub*	11,600	139
LendingTree*	800	82
Lexington Realty Trust‡	37,490	322
Liberty Property Trust‡	23,075	782
LPL Financial Holdings (A)	12,762	587
LTC Properties‡	5,917	252
Mack-Cali Realty‡	15,467	363
Maiden Holdings	7,723	119
MainSource Financial Group	2,690	62
Marcus & Millichap*	1,700	56
Markel*	2,213	2,003
MarketAxess Holdings	5,952	636
Marlin Business Services	322	6
MB Financial	12,726	455
MBIA*	22,582	148
Medical Properties Trust‡	36,662	440
Mercantile Bank	2,257	58
Merchants Bancshares	207	7
Mercury General	4,578	237
Meridian Bancorp	11,227	165
Meta Financial Group	700	32
Metro Bancorp	1,177	40
MFA Mortgage Investments‡	64,597	451
MGIC Investment*	56,818	542
Mid-America Apartment Communities‡	12,453	1,103
MidWestOne Financial Group	269	9
Moelis, Cl A	4,000	118
Monmouth Real Estate Investment, Cl A‡ (A)	13,346	139
Monogram Residential Trust‡	25,700	256
Morningstar	3,120	252
Mortgage Investment Trust‡	2,788	41
MSCI, Cl A	18,569	1,302
National Bank Holdings, Cl A	4,600	104
National Bankshares	1,036	37
National General Holdings	8,100	177
National Health Investors‡	6,664	402
National Interstate	924	24
National Penn Bancshares	20,089	251
National Retail Properties‡	21,943	844
National Storage Affiliates Trust‡	5,800	96
National Western Life Group, Cl A	341	90
Nationstar Mortgage Holdings* (A)	6,046	82
Navigators Group*	2,083	180
NBT Bancorp	6,708	202

Description	Shares	Market Value ($ Thousands)
Nelnet, Cl A	4,531	$150
New Residential Investments‡	34,650	441
New Senior Investment Group‡	16,600	153
New York‡	27,200	313
New York Community Bancorp	71,639	1,175
New York Mortgage Trust‡	16,838	98
NewBridge Bancorp	8,400	108
NewStar Financial*	3,393	33
NexPoint Residential Trust‡	5,600	74
Nicholas Financial*	700	9
NMI Holdings, Cl A*	5,900	44
Northfield Bancorp	6,705	107
NorthStar Asset Management Group	32,958	448
NorthStar Realty Europe‡	10,009	114
NorthStar Realty Finance‡	30,029	542
Northwest Bancshares	18,499	258
OceanFirst Financial	1,788	35
Ocwen Financial* (A)	20,161	144
OFG Bancorp	5,625	47
Old National Bancorp	18,561	274
Old Republic International	40,344	765
Old Second Bancorp*	9,000	70
OM Asset Management	3,100	50
Omega Healthcare Investors‡	30,347	1,045
On Deck Capital*	3,300	33
One Liberty Properties‡	1,124	25
OneBeacon Insurance Group, Cl A	4,135	57
OneMain Holdings*	8,100	393
Oppenheimer Holdings, Cl A	2,164	39
Opus Bank	1,100	43
Orchid Island Capital, Cl A‡	200	2
Oritani Financial	7,124	124
Outfront Media‡	23,509	537
Pacific Continental	2,665	42
Pacific Premier Bancorp*	5,100	119
PacWest Bancorp	18,442	867
Paramount Group‡	30,500	561
Park National	2,505	243
Park Sterling	3,770	29
Parkway Properties‡	15,170	259
PartnerRe	7,734	1,076
Peapack Gladstone Financial	2,654	60
Pebblebrook Hotel Trust‡	11,303	360
Penns Woods Bancorp	652	29
Pennsylvania Real Estate Investment Trust‡	11,599	250
PennyMac Financial Services, Cl A*	1,100	18
PennyMac Mortgage Investment Trust‡	14,063	234
Peoples Bancorp	1,710	35
Peoples Financial Services	900	36
PHH*	7,132	121
Physicians Realty Trust‡	15,800	253
PICO Holdings*	2,621	28
Piedmont Office Realty Trust, Cl A‡	26,166	510
Pinnacle Financial Partners	6,425	349

9	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Piper Jaffray*	2,277	$92
Popular	17,756	528
Post Properties‡	9,311	549
Potlatch‡	6,820	228
PRA Group*	8,058	333
Preferred Apartment Communities, Cl A‡	6,700	79
Preferred Bank	1,937	71
Primerica	7,929	406
PrivateBancorp, Cl A	12,619	557
ProAssurance	8,725	462
Prosperity Bancshares	10,869	602
Provident Financial Services	11,979	250
PS Business Parks‡	3,528	312
QCR Holdings	3,400	82
QTS Realty Trust*	5,300	224
Radian Group	32,648	465
RAIT Financial Trust‡	13,021	56
Ramco-Gershenson Properties‡	13,237	223
Raymond James Financial	21,081	1,238
Rayonier‡	21,353	515
RCS Capital, Cl A*	2,000	1
RE, Cl A	1,600	60
Realogy Holdings*	24,302	1,004
Redwood Trust‡	11,305	156
Regency Centers‡	15,367	1,035
Regional Management*	700	11
Reinsurance Group of America, Cl A	11,016	1,012
RenaissanceRe Holdings	7,106	787
Renasant	7,360	269
Republic Bancorp, Cl A	1,298	35
Resource Capital‡	3,376	43
Retail Opportunity Investments‡	16,959	310
Retail Properties of America, Cl A‡	37,303	571
Rexford Industrial Realty‡	9,800	158
RLI	7,382	448
RLJ Lodging Trust‡	20,437	499
Rouse Properties‡ (A)	6,017	97
Ryman Hospitality Properties‡	6,960	378
S&T Bancorp	4,732	161
Sabra Health Care‡	11,662	241
Safeguard Scientifics*	3,396	55
Safety Insurance Group	2,931	164
Sandy Spring Bancorp	2,947	87
Santander Consumer USA Holdings*	13,300	235
Saul Centers‡	1,444	80
Seacoast Banking Corporation of Florida* (B)	3,898	63
SEI † (D)	22,519	1,225
Select Income‡	11,421	235
Selective Insurance Group	8,284	286
Senior Housing Properties Trust‡	36,307	525
ServisFirst Bancshares	3,400	167
Sierra Bancorp	478	9
Signature Bank NY*	8,370	1,324
Silver Bay Realty Trust‡	4,446	70

Description	Shares	Market Value ($ Thousands)
Simmons First National, Cl A	5,418	$312
SLM*	71,700	484
South State	3,686	290
Southside Bancshares	3,725	105
Southwest Bancorp	1,679	31
Sovran Self Storage‡	5,593	562
Spirit Realty Capital‡	68,766	675
St. Joe* (A)	8,800	171
STAG Industrial‡	12,156	248
StanCorp Financial Group	6,910	785
Starwood Property Trust‡	36,780	748
Starwood Waypoint Residential Trust‡	7,076	167
State Auto Financial	1,890	44
State Bank Financial	6,384	149
State National	5,800	59
Sterling Bancorp	21,134	371
Stewart Information Services	3,341	145
Stifel Financial*	11,382	516
Stock Yards Bancorp	1,635	66
Stonegate Bank	1,200	41
Stonegate Mortgage*	3,100	16
STORE Capital‡	7,500	171
Strategic Hotels & Resorts*‡	42,288	599
Suffolk Bancorp	2,000	59
Summit Hotel Properties‡	11,929	159
Sun Bancorp*	332	7
Sun Communities‡	7,621	509
Sunstone Hotel Investors‡	35,922	527
SVB Financial Group*	8,382	1,110
Symetra Financial	12,583	396
Synovus Financial	21,892	731
Talmer Bancorp, Cl A	8,400	153
Tanger Factory Outlet Centers‡	15,949	531
Taubman Centers‡	9,587	689
TCF Financial	28,739	440
TD Ameritrade Holding	42,973	1,574
Tejon Ranch*	1,647	35
Terreno Realty‡	6,663	151
Territorial Bancorp	773	22
Texas Capital Bancshares*	6,823	404
TFS Financial	12,443	234
Third Point Reinsurance*	11,800	168
Tiptree Financial	9,700	67
Tompkins Financial	1,905	119
Towne Bank	7,180	161
TriCo Bancshares	4,809	141
TriState Capital Holdings*	2,600	34
Triumph Bancorp*	4,500	78
TrustCo Bank NY	11,926	78
Trustmark	11,339	286
Two Harbors Investment‡	61,540	523
UDR‡	41,679	1,538
UMB Financial	6,245	329
UMH Properties‡	900	9

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Umpqua Holdings	34,031	$610
Union Bankshares	6,142	165
United Bankshares (A)	11,083	467
United Community Banks	10,174	212
United Community Financial	4,200	25
United Development Funding IV‡ (A)	4,700	84
United Financial Bancorp	6,173	86
United Fire Group	3,071	123
United Insurance Holdings	1,900	36
Universal Health Realty Income Trust‡	2,016	106
Universal Insurance Holdings (A)	5,200	103
Univest Corp of Pennsylvania	2,123	44
Urban Edge Properties‡	13,700	329
Urstadt Biddle Properties, Cl A‡	2,956	59
Validus Holdings	14,326	676
Valley National Bancorp	34,770	387
VEREIT‡	146,300	1,219
Virtu Financial, Cl A	2,900	65
Virtus Investment Partners	1,308	178
Voya Financial	36,800	1,498
Waddell & Reed Financial, Cl A	13,002	486
Walker & Dunlop*	4,123	122
Walter Investment Management* (A)	4,636	67
Washington Federal	15,236	394
Washington Real Estate Investment Trust‡	11,113	306
Washington Trust Bancorp	2,270	93
Waterstone Financial	4,000	55
Webster Financial	15,151	609
Weingarten Realty Investors‡	19,068	667
WesBanco	5,324	181
West Bancorporation	1,985	41
Westamerica Bancorporation	4,755	233
Western Alliance Bancorp*	14,461	561
Western Asset Mortgage Capital‡ (A)	6,644	78
Westwood Holdings Group	928	54
White Mountains Insurance Group	955	772
Whitestone, Cl B‡	7,077	86
Wilshire Bancorp	10,663	132
Wintrust Financial	7,149	376
WisdomTree Investments	19,675	428
World Acceptance* (A)	976	42
WP Carey‡	17,300	1,070
WP GLIMCHER‡	32,702	345
WR Berkley	15,024	836
WSFS Financial	5,829	199
Xenia Hotels & Resorts‡	17,300	290
Yadkin Financial	3,400	89

		174,814

Health Care — 12.5%
AAC Holdings* (A)	1,600	39
Abaxis	3,093	164
ABIOMED*	7,012	572
Acadia Healthcare*	8,087	558
ACADIA Pharmaceuticals*	12,700	482

Description	Shares	Market Value ($ Thousands)
Accelerate Diagnostics* (A)	2,800	$48
Acceleron Pharma*	4,300	184
Accuray*	14,863	105
Aceto	3,517	99
Achillion Pharmaceuticals*	17,898	182
Acorda Therapeutics*	7,142	273
Adamas Pharmaceuticals*	3,000	48
Adeptus Health, Cl A* (A)	800	48
Aduro Biotech* (A)	2,500	77
Advaxis* (A)	4,700	57
Aegerion Pharmaceuticals* (A)	3,706	38
Aerie Pharmaceuticals*	4,500	123
Affimed* (A)	4,400	33
Affymetrix*	11,760	111
Agenus*	16,000	82
Agios Pharmaceuticals*	4,000	258
Aimmune Therapeutics*	500	11
Air Methods*	7,077	309
Akebia Therapeutics*	900	10
Akorn*	13,027	434
Albany Molecular Research* (A)	3,800	76
Alder Biopharmaceuticals*	3,900	145
Alere*	14,221	587
Align Technology*	12,513	835
Alimera Sciences*	3,300	10
Alkermes*	23,653	1,735
Alliance HealthCare Services*	800	7
Allscripts Healthcare Solutions*	27,453	418
Almost Family*	1,009	43
Alnylam Pharmaceuticals*	12,089	1,258
AMAG Pharmaceuticals*	6,003	160
Amedisys*	4,171	169
Amicus Therapeutics*	20,500	220
AMN Healthcare Services*	8,909	263
Amphastar Pharmaceuticals*	4,900	75
Amsurg, Cl A*	7,966	670
Anacor Pharmaceuticals*	6,300	735
Analogic	1,620	135
AngioDynamics*	2,070	25
ANI Pharmaceuticals*	800	35
Anika Therapeutics*	3,070	129
Antares Pharma*	13,708	18
Anthera Pharmaceuticals*	9,700	55
Aratana Therapeutics*	6,400	38
Ardelyx*	4,600	90
Arena Pharmaceuticals*	39,753	95
ARIAD Pharmaceuticals*	25,624	164
Array BioPharma*	20,560	81
Arrowhead Research* (A)	6,000	38
Atara Biotherapeutics*	3,400	134
athenahealth*	6,292	1,055
AtriCure*	6,020	129
Atrion	230	97
Avalanche Biotechnologies*	1,300	14

11	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Axovant Sciences*	4,300	$82
BioCryst Pharmaceuticals*	13,600	144
BioDelivery Sciences International* (A)	7,400	45
BioMarin Pharmaceutical*	26,046	2,484
Bio-Rad Laboratories, Cl A*	3,153	441
BioScrip* (A)	9,311	20
BioSpecifics Technologies*	1,400	68
Bio-Techne	6,225	568
BioTelemetry*	5,500	69
BioTime*	5,100	18
Bluebird Bio*	5,900	524
Blueprint Medicines*	2,700	63
Brookdale Senior Living, Cl A*	29,009	652
Bruker*	18,132	411
Cambrex*	5,360	287
Cantel Medical	6,077	394
Capital Senior Living*	3,612	83
Cara Therapeutics*	4,500	74
Cardiovascular Systems*	6,125	98
Castlight Health, Cl B*	2,800	11
Catalent*	12,900	359
Catalyst Pharmaceuticals*	19,700	54
Celldex Therapeutics*	15,756	284
Cellular Biomedicine Group*	2,500	57
Cempra* (A)	5,000	160
Centene*	19,218	1,110
Cepheid*	12,069	434
Cerus* (A)	15,197	86
Charles River Laboratories International*	7,306	559
Chemed	2,845	440
ChemoCentryx*	2,000	15
Chimerix*	7,900	319
Civitas Solutions*	3,000	79
Clovis Oncology*	4,066	128
Coherus Biosciences*	4,900	149
Community Health Systems*	18,229	528
Computer Programs & Systems	1,702	83
Concert Pharmaceuticals*	3,900	89
ConforMIS*	3,300	70
CONMED	5,108	217
Cooper	7,834	1,146
Corcept Therapeutics*	13,100	69
CorVel*	1,434	56
Cross Country Healthcare*	5,079	93
CryoLife	5,045	55
CTI BioPharma*	17,100	21
Curis*	28,500	78
Cutera*	4,700	67
Cynosure, Cl A*	4,339	183
Cytokinetics*	8,500	100
CytRx*	6,500	20
Depomed*	9,255	180
Dermira*	3,500	108
DexCom*	12,724	1,082

Description	Shares	Market Value ($ Thousands)
Diplomat Pharmacy*	5,600	$197
Durect*	31,600	75
Dyax*	22,882	770
Dynavax Technologies*	5,889	164
Eagle Pharmaceuticals* (A)	1,300	119
Emergent Biosolutions*	4,984	188
Enanta Pharmaceuticals*	3,300	104
Endocyte*	4,870	23
Endologix*	9,095	93
Ensign Group	3,718	177
Envision Healthcare Holdings*	30,100	828
Epizyme*	4,500	73
Esperion Therapeutics*	2,500	71
Evolent Health, Cl A*	100	2
Exact Sciences* (A)	14,554	132
Exactech*	1,239	22
ExamWorks Group*	5,945	157
Exelixis* (A)	41,500	237
FibroGen*	7,400	220
Five Prime Therapeutics*	4,400	169
Five Star Quality Care*	8,527	31
Flexion Therapeutics*	3,700	72
Fluidigm*	4,553	52
Foamix Pharmaceuticals*	6,800	54
Foundation Medicine* (A)	2,952	50
Galena Biopharma*	8,900	13
Genesis Healthcare, Cl A*	2,900	14
GenMark Diagnostics*	5,900	47
Genocea Biosciences*	5,400	35
Genomic Health*	1,797	55
Geron* (A)	23,970	122
Global Blood Therapeutics*	701	33
Globus Medical, Cl A*	9,900	269
Greatbatch*	4,630	269
Haemonetics*	8,447	272
Halozyme Therapeutics*	18,958	337
Halyard Health*	7,200	230
Hanger*	4,309	67
Health Net*	11,870	751
HealthEquity*	5,600	185
HealthSouth	15,241	536
HealthStream*	3,264	78
Healthways*	3,221	43
HeartWare International*	2,579	123
Heron Therapeutics*	5,000	150
Hill-Rom Holdings	8,801	448
HMS Holdings*	13,031	158
Hologic*	39,555	1,596
ICU Medical*	2,627	298
Idera Pharmaceuticals* (A)	7,600	30
Idexx Laboratories*	15,502	1,098
Ignyta*	5,200	76
Immune Design*	3,200	67
ImmunoGen*	15,452	210

12	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Immunomedics* (A)	7,257	$24
Impax Laboratories*	12,188	537
IMS Health Holdings*	20,600	571
INC Research Holdings, Cl A*	2,200	104
Incyte*	25,371	2,898
Infinity Pharmaceuticals*	6,394	56
Inogen*	2,400	92
Inovalon Holdings, Cl A* (A)	4,900	91
Inovio Pharmaceuticals* (A)	16,000	119
Insmed*	11,100	181
Insulet*	10,021	367
Insys Therapeutics* (A)	3,800	121
Integra LifeSciences Holdings*	4,652	292
Intercept Pharmaceuticals*	2,476	437
Intersect ENT*	2,200	43
Intra-Cellular Therapies, Cl A*	4,800	256
Intrexon* (A)	8,000	290
Invacare	6,889	137
InVivo Therapeutics Holdings* (A)	4,100	40
Ironwood Pharmaceuticals, Cl A*	22,154	270
Isis Pharmaceuticals*	19,794	1,208
Jazz Pharmaceuticals*	9,834	1,442
Juno Therapeutics* (A)	2,100	118
K2M Group Holdings*	2,800	57
Karyopharm Therapeutics*	5,000	94
Keryx Biopharmaceuticals*	17,594	102
Kindred Healthcare	14,973	200
Kite Pharma* (A)	4,500	371
La Jolla Pharmaceutical* (A)	3,000	101
Landauer	1,073	44
Lannett* (A)	3,900	144
LDR Holding*	3,600	97
Lexicon Pharmaceuticals*	9,305	128
LHC Group*	2,284	106
LifePoint Hospitals*	6,796	487
Ligand Pharmaceuticals, Cl B*	2,928	314
Lion Biotechnologies*	7,000	51
LivaNova*	6,946	416
Loxo Oncology*	2,300	76
Luminex*	8,655	186
MacroGenics*	5,400	187
Magellan Health Services*	5,040	265
MannKind* (A)	34,843	70
Masimo*	7,693	319
MedAssets*	10,639	321
Medicines*	11,257	473
Medidata Solutions*	9,494	435
Medivation*	25,508	1,078
MEDNAX*	15,156	1,082
Meridian Bioscience	6,141	120
Merit Medical Systems*	7,375	143
Merrimack Pharmaceuticals*	14,600	137
Mettler Toledo International*	4,482	1,536
MiMedx Group* (A)	16,900	151

Description	Shares	Market Value ($ Thousands)
Mirati Therapeutics*	2,400	$91
Molina Healthcare*	6,636	400
Momenta Pharmaceuticals*	11,154	199
Myriad Genetics* (A)	10,726	467
NanoString Technologies*	3,500	53
National Healthcare	1,494	103
National Research, Cl A	312	5
Natus Medical*	5,958	291
Navidea Biopharmaceuticals* (A)	38,805	58
Nektar Therapeutics*	23,395	366
Neogen*	5,480	324
NeoGenomics*	13,800	110
Neurocrine Biosciences*	13,200	718
Nevro*	2,300	139
NewLink Genetics*	3,916	143
Northwest Biotherapeutics*	4,100	19
Novavax*	43,853	375
NuVasive*	8,378	437
NxStage Medical*	8,747	171
Ocata Therapeutics*	10,500	90
Ocular Therapeutix*	1,700	16
Omeros*	5,200	82
Omnicell*	6,412	193
OncoMed Pharmaceuticals*	1,500	34
Oncothyreon*	8,400	30
Ophthotech*	3,700	235
OPKO Health* (A)	45,983	503
OraSure Technologies*	5,539	35
Orexigen Therapeutics* (A)	15,061	36
Organovo Holdings* (A)	7,300	25
Orthofix International*	2,440	97
Osiris Therapeutics (A)	4,100	42
Otonomy*	1,500	40
OvaScience*	2,500	24
Owens & Minor	11,039	425
Oxford Immunotec Global*	1,500	20
Pacific Biosciences of California* (A)	8,700	89
Pacira Pharmaceuticals*	6,245	404
Paratek Pharmaceuticals*	3,300	68
PAREXEL International*	8,546	580
PDL BioPharma (A)	31,600	120
Peregrine Pharmaceuticals*	15,000	19
Pernix Therapeutics Holdings*	3,900	12
Pfenex*	4,300	66
PharMerica*	4,250	145
Phibro Animal Health, Cl A	3,700	120
Portola Pharmaceuticals, Cl A*	8,000	397
Pozen*	5,328	40
PRA Health Sciences*	2,500	113
Premier, Cl A*	6,900	237
Press Ganey Holdings*	2,900	94
Prestige Brands Holdings*	7,979	406
Progenics Pharmaceuticals*	11,596	78
Prothena*	5,500	388

13	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Providence Service*	1,758	$85
PTC Therapeutics*	5,200	156
Puma Biotechnology*	4,200	316
QIAGEN*	38,548	1,019
Quality Systems	7,215	117
Quidel*	3,412	74
Quintiles Transnational Holdings*	13,200	897
Radius Health*	5,800	353
RadNet*	3,900	24
Raptor Pharmaceutical*	13,007	82
Regulus Therapeutics*	3,400	34
Relypsa*	6,200	140
Repligen*	5,222	148
ResMed	23,199	1,382
Retrophin*	5,400	121
Revance Therapeutics*	1,700	66
Rigel Pharmaceuticals*	17,759	58
Rockwell Medical* (A)	10,000	121
RTI Surgical*	6,918	27
Sage Therapeutics*	2,100	101
Sagent Pharmaceuticals*	3,875	59
Sangamo BioSciences*	11,070	92
Sarepta Therapeutics*	7,600	279
Sciclone Pharmaceuticals*	6,501	60
SeaSpine Holdings*	1,550	26
Seattle Genetics*	17,200	722
Select Medical Holdings	18,465	223
Sequenom*	22,017	39
Seres Therapeutics*	2,400	86
Sirona Dental Systems*	8,622	935
Sorrento Therapeutics* (A)	4,400	35
Spark Therapeutics*	1,600	92
Spectranetics*	6,524	90
Spectrum Pharmaceuticals*	7,079	42
STAAR Surgical*	5,378	45
Stemline Therapeutics*	900	7
STERIS	13,898	1,062
Sucampo Pharmaceuticals, Cl A*	5,500	94
Supernus Pharmaceuticals*	5,000	81
Surgical Care Affiliates*	3,300	123
SurModics*	2,444	51
Synergy Pharmaceuticals*	19,215	121
Synta Pharmaceuticals*	9,354	4
Tandem Diabetes Care*	1,500	15
Team Health Holdings*	11,908	657
Teleflex	6,902	909
Teligent* (A)	6,200	53
TESARO*	3,700	189
Tetraphase Pharmaceuticals*	5,400	58
TG Therapeutics* (A)	7,600	100
TherapeuticsMD*	21,900	164
Theravance (A)	14,209	131
Theravance Biopharma* (A)	2,945	55
Threshold Pharmaceuticals*	9,295	32

Description	Shares	Market Value ($ Thousands)
Trevena*	3,600	$45
Triple-S Management, Cl B*	2,866	76
Ultragenyx Pharmaceutical*	6,400	629
Unilife*	18,171	14
United Therapeutics*	7,664	1,170
Universal American	7,316	55
US Physical Therapy	1,926	102
Utah Medical Products	200	11
Vanda Pharmaceuticals* (A)	9,100	90
Vascular Solutions*	2,718	97
VCA Antech*	12,683	698
Veeva Systems, Cl A*	11,000	317
Verastem*	6,700	15
Versartis*	5,400	68
Vital Therapies* (A)	4,300	40
VIVUS*	8,977	11
Vocera Communications*	1,742	23
VWR*	3,700	99
WellCare Health Plans*	7,466	616
West Pharmaceutical Services	11,930	752
Wright Medical Group*	15,378	329
Xencor*	3,000	48
XenoPort*	9,916	60
XOMA*	9,730	13
Zafgen* (A)	3,500	59
Zeltiq Aesthetics*	4,400	134
ZIOPHARM Oncology* (A)	15,946	209
Zogenix*	5,700	88
ZS Pharma*	2,800	252

		87,716

Industrials — 12.7%
AAON	6,950	172
AAR	5,729	141
ABM Industries	9,355	278
Acacia Research	8,749	52
ACCO Brands*	15,629	121
Accuride*	10,900	28
Actuant, Cl A	8,542	211
Acuity Brands	6,946	1,604
Advanced Drainage Systems	5,200	139
Advisory Board*	6,384	344
AECOM Technology*	23,248	740
Aegion, Cl A*	4,503	99
Aerojet Rocketdyne Holdings*	8,779	154
Aerovironment*	2,125	54
AGCO	11,723	589
Air Lease, Cl A	17,131	576
Air Transport Services Group*	6,336	60
Aircastle	11,657	244
Alamo Group	2,135	122
Alaska Air Group	20,822	1,660
Albany International, Cl A	4,098	160
Allegiant Travel, Cl A	2,050	359
Allison Transmission Holdings, Cl A	27,776	777

14	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Altra Industrial Motion	3,389	$95
AMERCO	1,100	446
Ameresco, Cl A*	779	5
American Railcar Industries	1,277	72
American Science & Engineering	955	42
American Woodmark*	1,684	138
AO Smith	12,358	986
Apogee Enterprises	5,411	272
Applied Industrial Technologies	7,261	310
ARC Document Solutions*	4,300	22
ArcBest	3,290	79
Argan	1,879	74
Armstrong World Industries*	6,077	302
Astec Industries	3,163	127
Astronics*	3,274	127
Astronics, Cl B*	1,013	39
Atlas Air Worldwide Holdings*	4,769	197
Avis Budget Group*	16,360	612
AZZ	4,696	280
B/E Aerospace	16,430	759
Babcock & Wilcox, Cl W*	16,524	503
Babcock & Wilcox Enterprises*	8,262	158
Barnes Group	8,152	314
Barrett Business Services	834	37
Beacon Roofing Supply*	8,370	358
Blount International*	6,185	36
Brady, Cl A	7,827	207
Briggs & Stratton	6,749	128
Brink’s	7,606	245
Builders FirstSource*	7,970	107
CAI International*	1,272	14
Carlisle	10,077	891
Casella Waste Systems, Cl A*	11,391	77
CBIZ*	11,445	123
CDI	2,269	15
CEB	5,461	422
Ceco Environmental	2,047	18
Celadon Group	3,375	47
Chart Industries*	3,972	85
Chicago Bridge & Iron (A)	15,092	645
CIRCOR International	2,315	105
Civeo	11,798	23
CLARCOR	8,023	424
Clean Harbors*	9,076	393
Colfax*	16,289	441
Columbus McKinnon	2,465	51
Comfort Systems USA	6,991	222
Commercial Vehicle Group*	5,592	19
Continental Building Products*	6,600	120
Copa Holdings, Cl A (A)	5,828	301
Copart*	19,550	772
Covanta Holding	17,558	284
Covenant Transportation Group, Cl A*	3,300	69
CRA International*	2,105	48

Description	Shares	Market Value ($ Thousands)
Crane	8,229	$428
Cubic	2,989	145
Curtiss-Wright	7,378	519
Deluxe	8,354	490
DigitalGlobe*	11,232	190
Donaldson	21,046	661
Douglas Dynamics	4,222	98
Ducommun*	1,000	17
DXP Enterprises*	1,662	54
Dycom Industries*	5,907	516
Echo Global Logistics*	4,586	108
EMCOR Group	9,787	493
Encore Wire	3,103	135
EnerNOC*	4,160	18
EnerSys	6,783	399
Engility Holdings	2,010	70
Ennis	3,488	70
Enphase Energy*	2,300	4
EnPro Industries	3,568	179
ESCO Technologies	3,777	148
Essendant	7,137	258
Esterline Technologies*	5,090	484
ExOne*	1,900	19
Exponent	4,786	247
Federal Signal	9,547	161
Fortune Brands Home & Security	25,773	1,417
Forward Air	4,918	236
Franklin Covey*	491	8
Franklin Electric	8,781	286
FreightCar America	1,733	42
FTI Consulting*	6,968	260
FuelCell Energy*	34,361	30
Furmanite*	3,137	26
G&K Services, Cl A	3,439	229
GATX	6,752	313
Generac Holdings*	12,145	390
General Cable	6,137	94
Genesee & Wyoming, Cl A*	8,074	559
Gibraltar Industries*	6,160	164
Global Brass & Copper Holdings	2,700	63
Golden Ocean Group	5,743	10
Gorman-Rupp	4,077	131
GP Strategies*	2,500	71
Graco	9,435	712
Graham	796	14
Granite Construction	6,811	278
Great Lakes Dredge & Dock*	9,180	42
Greenbrier (A)	5,123	174
Griffon	4,237	77
H&E Equipment Services	3,725	75
Harsco	11,028	115
Hawaiian Holdings*	6,780	245
HD Supply Holdings*	28,400	898
Healthcare Services Group	11,439	423

15	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Heartland Express	9,772	$187
Heico	2,981	153
HEICO, Cl A	6,200	269
Heidrick& Struggles International	2,952	85
Heritage-Crystal Clean*	1,200	13
Herman Miller	9,943	315
Hertz Global Holdings*	65,514	1,039
Hexcel	14,898	702
Hillenbrand	10,385	315
HNI	7,249	321
Hub Group, Cl A*	5,762	222
Hubbell, Cl B	9,589	952
Huntington Ingalls Industries	7,559	990
Hurco	1,235	33
Huron Consulting Group*	4,011	233
Hyster-Yale Materials Handling	2,002	116
ICF International*	2,468	88
IDEX	12,941	1,020
IHS, Cl A*	11,099	1,369
InnerWorkings*	3,487	30
Insperity	3,012	130
Insteel Industries	2,941	72
Interface, Cl A	10,545	210
ITT	13,763	547
JetBlue Airways*	50,581	1,251
John Bean Technologies	4,431	217
Joy Global	15,100	232
Kadant	1,725	75
Kaman	3,973	159
KAR Auction Services	21,929	832
KBR	22,245	432
Kelly Services, Cl A	6,795	114
Kennametal	13,814	404
KEYW Holding* (A)	4,068	26
Kforce	4,537	122
Kirby*	8,926	577
KLX*	8,665	278
Knight Transportation	10,937	290
Knoll	8,163	182
Korn/Ferry International	9,058	333
Kratos Defense & Security Solutions*	5,216	24
Landstar System	6,844	427
LB Foster, Cl A	1,171	14
Lennox International	6,729	915
Lincoln Electric Holdings	11,633	657
Lindsay Manufacturing (A)	1,627	113
LSI Industries	2,000	24
Lydall*	3,632	132
Macquarie Infrastructure	10,700	803
Manitowoc (A)	24,050	406
Manpowergroup	12,656	1,143
Marten Transport	3,095	56
Masonite International*	5,300	350
MasTec*	12,762	261

Description	Shares	Market Value ($ Thousands)
Matson	7,152	$370
Matthews International, Cl A	5,013	300
McGrath RentCorp	3,748	109
Meritor*	18,495	199
Middleby*	9,325	1,026
Milacron Holdings*	500	7
Miller Industries	2,311	51
Mistras Group*	2,697	58
Mobile Mini	8,283	294
Moog, Cl A*	6,024	398
MRC Global*	17,212	255
MSA Safety	4,744	222
MSC Industrial Direct, Cl A	8,103	500
Mueller Industries	8,708	274
Mueller Water Products, Cl A	27,012	252
Multi-Color	1,957	122
MYR Group*	4,179	89
NACCO Industries, Cl A	305	13
National Presto Industries	591	51
Navigant Consulting*	7,641	134
Navios Maritime Holdings	9,200	15
Navistar International* (A)	10,291	149
NCI Building Systems*	3,548	42
NN	5,587	95
Nordson	9,412	683
Nortek*	1,242	60
Northwest Pipe*	1,186	14
NOW* (A)	19,100	351
Old Dominion Freight Line*	10,790	687
On Assignment*	8,069	377
Orbital ATK	9,892	850
Orion Marine Group*	1,874	8
Oshkosh Truck	13,117	575
Owens Corning	18,260	855
PAM Transportation Services*	900	28
Park-Ohio Holdings	1,118	47
Paylocity Holding*	3,400	149
Pendrell*	8,751	5
PGT*	10,000	111
Plug Power* (A)	19,400	43
Ply Gem Holdings*	1,300	17
Powell Industries	1,364	48
Power Solutions International*	800	19
PowerSecure International*	3,700	52
Preformed Line Products	90	4
Primoris Services	5,347	123
Proto Labs*	4,199	284
Quad, Cl A	3,562	37
Quanex Building Products	5,765	107
Raven Industries	4,155	69
RBC Bearings*	4,295	303
Regal-Beloit	7,525	485
Republic Airways Holdings*	7,596	32
Resources Connection	7,181	131

16	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Rexnord*	15,726	$321
Roadrunner Transportation Systems*	3,272	36
Rollins	14,462	393
RPX*	6,510	90
RR Donnelley & Sons	35,560	572
Rush Enterprises, Cl A*	5,399	131
Safe Bulkers	4,500	6
Saia*	3,392	83
Scorpio Bulkers*	68,600	62
Simpson Manufacturing	6,543	243
SkyWest	9,922	204
SolarCity* (A)	9,131	263
SP Plus*	2,498	63
Sparton*	1,100	23
Spirit AeroSystems Holdings, Cl A*	22,975	1,205
Spirit Airlines*	11,247	414
SPX	7,194	79
SPX FLOW*	7,194	242
Standex International	2,429	217
Steelcase, Cl A	14,057	281
Stock Building Supply Holdings*	1,700	29
Sun Hydraulics	2,877	95
Swift Transporation, Cl A*	13,809	221
TAL International Group	5,884	119
Taser International* (A)	9,069	170
Team*	4,257	163
Teledyne Technologies*	5,437	503
Tennant	2,738	170
Terex	16,270	333
Tetra Tech	10,742	298
Textainer Group Holdings (A)	2,253	35
Thermon Group Holdings*	6,882	125
Timken	11,809	381
Titan International	5,472	24
Titan Machinery*	3,312	42
Toro	8,600	663
Towers Watson, Cl A	10,933	1,471
TransDigm Group*	8,505	1,996
TransUnion*	6,400	164
Trex*	4,940	214
TriMas*	6,176	134
TriNet Group*	6,400	126
Trinity Industries	23,942	650
Triumph Group	7,796	312
TrueBlue*	5,928	174
Tutor Perini*	4,551	86
Twin Disc	1,870	22
UniFirst	2,440	265
Univar*	8,300	157
Universal Forest Products	3,655	282
Universal Truckload Services	700	11
US Ecology	3,040	115
USA Truck*	1,700	34
USG*	15,082	363

Description	Shares	Market Value ($ Thousands)
UTi Worldwide*	14,295	$100
Valmont Industries	3,914	459
Vectrus*	1,379	33
Veritiv*	1,000	39
Viad	2,271	70
Vicor*	2,500	23
Virgin America* (A)	5,200	189
VSE	500	31
Wabash National*	11,741	152
WABCO Holdings*	9,110	979
Wabtec	15,506	1,242
WageWorks*	6,571	280
Waste Connections	20,503	1,117
Watsco	4,059	516
Watts Water Technologies, Cl A	5,056	281
Werner Enterprises	5,990	161
Wesco Aircraft Holdings*	12,046	161
WESCO International*	7,766	373
West	8,100	207
Woodward Governor	10,042	506
Xerium Technologies*	2,400	28
XPO Logistics* (A)	11,090	338
YRC Worldwide*	4,500	76

		88,738

Information Technology — 16.7%
3D Systems* (A)	19,547	178
A10 Networks*	9,800	76
ACI Worldwide*	20,212	475
Actua*	5,188	60
Acxiom*	13,974	320
ADTRAN	6,797	111
Advanced Energy Industries*	7,719	225
Advanced Micro Devices*	103,900	245
Agilysys*	900	10
Alliance Fiber Optic Products	600	10
Alpha & Omega Semiconductor*	1,100	11
Ambarella* (A)	5,200	327
Amber Road*	1,900	9
Amdocs	24,868	1,407
American Software, Cl A	2,872	30
Amkor Technology*	11,313	77
Angie’s List*	10,248	111
Anixter International*	4,441	303
Ansys*	14,517	1,353
Applied Micro Circuits*	8,998	66
Applied Optoelectronics*	1,700	32
Arista Networks* (A)	5,200	382
ARRIS Group*	22,470	687
Arrow Electronics*	14,825	839
Aspen Technology*	13,167	579
Atmel	64,482	558
AVG Technologies*	7,600	160
Avid Technology*	5,000	38
Avnet	22,599	1,024

17	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
AVX	7,078	$96
Axcelis Technologies*	7,300	19
Badger Meter	1,862	113
Bankrate*	13,049	190
Barracuda Networks*	900	17
Bazaarvoice*	8,300	38
Bel Fuse, Cl B	888	18
Belden	6,823	428
Benchmark Electronics*	10,330	222
Benefitfocus* (A)	700	28
Black Box	2,509	28
Black Knight Financial Services, Cl A*	3,200	111
Blackbaud	7,055	436
Blackhawk Network Holdings, Cl A*	8,400	398
Blucora*	6,429	68
Booz Allen Hamilton Holding, Cl A	17,165	523
Bottomline Technologies de*	7,771	240
Box, Cl A* (A)	3,600	50
Brightcove*	2,600	18
Broadridge Financial Solutions	19,897	1,094
BroadSoft*	5,694	228
Brocade Communications Systems	64,547	606
Brooks Automation	8,403	94
Cabot Microelectronics*	3,624	152
CACI International, Cl A*	3,632	364
Cadence Design Systems*	48,547	1,083
CalAmp*	4,756	88
Calix*	4,945	39
Callidus Software*	8,056	167
Carbonite*	1,400	14
Cardtronics*	7,485	282
Cascade Microtech*	3,600	59
Cass Information Systems	1,490	80
Cavium*	9,131	613
CDK Global	25,900	1,228
CDW	21,900	945
CEVA*	3,838	97
ChannelAdvisor*	2,400	31
Checkpoint Systems	6,545	41
Ciber*	13,787	49
Ciena*	20,986	526
Cimpress* (A)	5,099	470
Cirrus Logic*	10,195	337
Clearfield*	1,400	19
Cognex	13,458	499
Coherent*	4,153	282
Cohu	2,077	27
CommScope Holding*	16,300	467
CommVault Systems*	6,984	286
Computer Sciences	21,900	686
comScore*	5,347	225
Comtech Telecommunications	1,932	43
Constant Contact*	4,666	146
Control4*	1,400	10

Description	Shares	Market Value ($ Thousands)
Convergys	15,287	$394
CoreLogic*	13,983	515
Cornerstone OnDemand*	9,799	352
CoStar Group*	5,263	1,101
Cray*	7,570	262
Cree* (A)	17,523	484
CSG Systems International	5,617	201
CTS	4,045	77
Cvent*	4,700	170
Cypress Semiconductor	51,835	561
Daktronics	4,580	40
Datalink*	3,697	27
Demandware*	5,745	294
DHI Group*	6,690	62
Diebold	10,533	365
Digi International*	3,601	45
Digimarc* (A)	2,076	74
Diodes*	5,742	134
Dolby Laboratories, Cl A	8,704	301
DSP Group*	862	9
DST Systems	5,650	691
DTS*	3,044	78
EarthLink Holdings	20,333	187
Ebix (A)	3,825	144
EchoStar, Cl A*	7,003	274
Electro Rent	1,059	11
Electronics For Imaging*	7,728	379
Ellie Mae*	4,463	285
Endurance International Group Holdings* (A)	9,100	127
Entegris*	25,308	345
Envestnet*	6,153	200
EPAM Systems*	7,600	598
Epiq Systems	3,690	50
ePlus*	644	57
Euronet Worldwide*	8,088	629
Everi Holdings*	7,316	28
EVERTEC	10,200	175
Everyday Health*	6,300	39
Exar*	4,992	32
ExlService Holdings*	5,323	249
Extreme Networks*	10,187	45
Fabrinet*	5,515	132
Fair Isaac	4,791	456
Fairchild Semiconductor International, Cl A*	19,009	371
FARO Technologies*	2,208	66
FEI	6,452	516
Finisar*	15,454	187
FireEye*	21,300	487
Fitbit, Cl A* (A)	7,500	215
FleetCor Technologies*	14,673	2,255
FleetMatics Group*	5,778	345
FormFactor*	6,967	61
Forrester Research	1,564	51
Fortinet*	23,199	836

18	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Freescale Semiconductor*	18,507	$720
Gartner*	13,437	1,254
Genpact*	26,450	667
Gigamon*	5,400	146
Global Payments	21,456	1,520
Globant* (A)	2,400	84
Glu Mobile*	16,800	57
GoDaddy, Cl A* (A)	3,600	112
Gogo* (A)	9,200	165
GrubHub* (A)	11,600	297
GSI Group*	5,462	78
GTT Communications*	5,300	112
Guidance Software*	594	4
Guidewire Software*	11,569	686
Hackett Group	3,300	63
Harmonic*	14,394	80
Heartland Payment Systems	6,211	493
HomeAway*	15,977	565
HubSpot*	2,900	157
IAC	11,321	711
II-VI*	8,943	167
Immersion*	3,567	48
Imperva*	4,583	342
Infinera*	22,884	515
Infoblox*	10,603	160
Ingram Micro, Cl A	24,446	756
Inphi*	7,262	234
Insight Enterprises*	7,198	193
Integrated Device Technology*	23,345	655
Integrated Silicon Solution	3,805	87
Interactive Intelligence Group*	2,268	78
InterDigital	6,130	323
Internap Network Services*	8,784	63
Intersil, Cl A	19,572	283
Intralinks Holdings*	3,326	34
InvenSense, Cl A*	9,677	112
IPG Photonics*	5,820	531
Itron*	5,411	195
Ixia*	12,258	160
IXYS	1,980	25
j2 Global	8,057	648
Jabil Circuit	29,900	765
Jack Henry & Associates	13,519	1,073
Jive Software*	7,834	39
Keysight Technologies*	26,100	804
Kimball Electronics*	3,093	35
King Digital Entertainment	12,400	219
Knowles* (A)	15,800	260
Kopin*	8,823	25
KVH Industries*	1,997	20
Lattice Semiconductor*	16,962	107
Leidos Holdings	10,350	600
Lexmark International, Cl A	9,980	343
Limelight Networks*	15,000	25

Description	Shares	Market Value ($ Thousands)
LinkedIn, Cl A*	17,706	$4,305
Lionbridge Technologies*	7,618	40
Liquidity Services*	2,222	15
Littelfuse	3,703	402
LivePerson*	8,091	63
LogMeIn*	4,513	322
Lumentum Holdings*	8,140	163
Luxoft Holding, Cl A*	2,800	217
MA-COM Tech*	3,600	133
Manhattan Associates*	12,280	941
ManTech International, Cl A	4,922	165
Marchex, Cl B	2,900	12
Marin Software*	1,400	5
Marketo*	5,400	163
Marvell Technology Group	75,202	666
Mattson Technology*	23,200	69
Maxim Integrated Products	45,504	1,764
MAXIMUS	10,216	580
MaxLinear, Cl A*	10,244	179
Mentor Graphics	15,740	295
Mercury Systems*	6,123	120
Mesa Laboratories	300	32
Methode Electronics	6,984	252
Microsemi*	15,914	573
MicroStrategy, Cl A*	1,653	287
MKS Instruments	8,323	307
Model N*	900	11
ModusLink Global Solutions*	6,400	18
MoneyGram International*	2,905	26
Monolithic Power Systems	6,851	468
Monotype Imaging Holdings	6,860	181
Monster Worldwide*	12,508	81
MTS Systems	1,989	127
Multi-Fineline Electronix*	1,200	30
Nanometrics*	3,644	57
National Instruments	17,467	548
NCR*	26,183	710
NeoPhotonics*	8,500	88
NETGEAR*	4,892	216
NetScout Systems*	15,358	508
NetSuite*	6,203	530
NeuStar, Cl A* (A)	10,232	258
New Relic*	100	4
Newport*	5,995	99
NIC	10,822	221
Nimble Storage*	7,800	82
Nuance Communications*	41,081	860
NVE	694	41
Oclaro* (A)	11,100	38
OmniVision Technologies*	10,542	308
ON Semiconductor*	66,300	727
OPOWER* (A)	7,200	68
OSI Systems*	3,568	334
Palo Alto Networks*	11,633	2,179

19	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Pandora Media*	34,871	$481
Park Electrochemical	1,982	35
Paycom Software*	4,900	214
PC Connection*	831	19
PDF Solutions*	4,653	52
Pegasystems	5,136	152
Perficient*	6,700	117
Photronics*	14,429	158
Plantronics	6,269	332
Plexus*	5,828	217
PMC-Sierra*	30,454	360
Polycom*	23,847	325
Power Integrations	5,289	273
Progress Software*	9,758	234
Proofpoint*	6,700	491
PROS Holdings*	3,399	84
PTC*	18,490	666
Q2 Holdings*	2,400	66
QAD, Cl A	2,900	67
Qlik Technologies*	15,525	494
QLogic*	13,122	169
Qualys*	3,800	146
Quantum*	41,478	37
QuinStreet*	1,186	6
Quotient Technology* (A)	9,400	65
Rackspace Hosting*	20,077	575
Rambus*	16,110	192
RealD*	7,764	82
RealNetworks*	844	4
RealPage*	7,046	157
Reis	500	13
RetailMeNot*	8,100	79
RingCentral, Cl A*	8,300	190
Rocket Fuel*	2,100	7
Rofin-Sinar Technologies*	3,515	101
Rogers*	2,493	138
Rovi*	13,934	165
Rubicon Project*	4,000	59
Ruckus Wireless*	15,217	174
Rudolph Technologies*	5,507	78
Sabre	17,600	515
Sanmina*	12,666	287
Sapiens International	5,300	58
ScanSource*	4,096	157
Science Applications International	7,842	394
SciQuest*	2,538	33
Seachange International*	3,843	27
Semtech*	12,675	255
ServiceNow*	25,069	2,181
ServiceSource International*	9,746	53
ShoreTel*	13,670	140
Shutterstock* (A)	2,697	98
Sigma Designs*	5,500	48
Silicon Graphics International*	3,190	19

Description	Shares	Market Value ($ Thousands)
Silicon Laboratories*	7,082	$383
SolarWinds*	10,360	605
Solera Holdings	10,327	555
Sonus Networks*	5,720	40
Splunk*	20,284	1,207
SPS Commerce*	3,029	225
SS&C Technologies Holdings	13,309	957
Stamps.com*	2,355	239
Stratasys* (A)	7,069	177
SunEdison* (A)	42,109	134
SunPower, Cl A* (A)	7,836	188
Super Micro Computer*	4,851	119
Sykes Enterprises*	6,211	198
Synaptics*	6,287	564
Synchronoss Technologies*	5,397	213
SYNNEX	4,870	459
Synopsys*	25,052	1,255
Syntel*	4,854	235
Tableau Software, Cl A*	7,700	747
Take-Two Interactive Software*	12,839	454
Tangoe*	4,655	40
Tech Data*	6,265	424
TechTarget*	4,700	41
TeleCommunication Systems, Cl A*	11,300	56
Telenav*	3,400	24
TeleTech Holdings	3,427	99
Teradyne	35,500	738
Tessera Technologies	8,730	278
Textura*	2,200	53
TiVo*	14,386	129
Travelport Worldwide (A)	16,300	217
Travelzoo*	287	2
Trimble Navigation*	43,120	987
TrueCar* (A)	7,600	61
TTM Technologies*	7,087	56
Twitter*	92,100	2,339
Tyler Technologies*	5,487	979
Ubiquiti Networks*	6,000	209
Ultimate Software Group*	4,435	876
Ultra Clean Holdings*	4,452	23
Ultratech*	2,968	49
Unisys*	7,183	92
Universal Display*	6,308	332
Vantiv, Cl A*	23,208	1,223
Varonis Systems*	1,500	27
Vasco Data Security International* (A)	4,254	79
Veeco Instruments*	7,001	143
VeriFone Holdings*	19,229	552
Verint Systems*	10,350	485
ViaSat*	7,456	462
Viavi Solutions*	40,700	259
Violin Memory*	9,300	12
VirnetX Holding*	4,742	12
Virtusa*	4,649	229

20	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Vishay Intertechnology	22,517	$268
Vishay Precision Group*	464	6
VMware, Cl A* (A)	13,317	818
Web.com Group*	7,239	175
WebMD Health, Cl A*	6,727	306
WEX*	5,976	563
Wix.com*	4,200	104
Workday, Cl A*	16,989	1,422
Xcerra*	7,941	48
XO Group*	4,415	74
Xura*	4,800	124
Yelp, Cl A*	9,998	301
Zebra Technologies, Cl A*	8,564	687
Zendesk*	8,300	213
Zillow Group, Cl A* (A)	7,391	192
Zillow Group, Cl C* (A)	14,782	364
Zix*	6,113	34
Zynga, Cl A*	119,074	307

		117,059

Materials — 4.6%
A. Schulman	4,729	164
AEP Industries*	980	89
AK Steel Holding* (A)	24,300	58
Albemarle	18,664	1,000
Allegheny Technologies	16,900	214
American Vanguard	3,999	63
AptarGroup	10,266	765
Ashland	10,908	1,229
Axalta Coating Systems*	15,600	453
Axiall	12,425	259
Balchem	5,088	348
Bemis	15,700	740
Berry Plastics Group*	18,438	670
Boise Cascade*	5,970	187
Cabot	10,832	472
Calgon Carbon	8,218	139
Carpenter Technology	8,701	313
Celanese, Cl A	24,292	1,719
Century Aluminum* (A)	6,659	25
Chase	800	35
Chemours	27,900	174
Chemtura*	10,729	330
Clearwater Paper*	2,951	144
Cliffs Natural Resources (A)	18,900	42
Coeur Mining*	26,161	67
Commercial Metals	19,541	289
Compass Minerals International	5,740	483
Crown Holdings*	23,035	1,196
Cytec Industries	11,234	841
Deltic Timber	1,596	105
Domtar	10,850	446
Eagle Materials	8,383	579
Ferro*	14,205	171
Flotek Industries* (A)	10,196	116

Description	Shares	Market Value ($ Thousands)
FutureFuel	3,876	$55
Glatfelter	5,471	97
Globe Specialty Metals	11,102	113
Graphic Packaging Holding	50,817	695
Greif, Cl A	4,419	157
H.B. Fuller	8,233	328
Handy & Harman*	800	18
Hawkins	1,773	73
Haynes International	2,823	110
Headwaters*	10,820	207
Hecla Mining	65,556	126
Horsehead Holding* (A)	7,009	17
Huntsman	34,624	433
Innophos Holdings	2,889	86
Innospec	4,513	264
Intrepid Potash*	7,060	25
Kaiser Aluminum	3,154	270
KapStone Paper and Packaging	12,542	304
KMG Chemicals	2,509	49
Koppers Holdings	4,773	109
Kraton Performance Polymers*	4,880	109
Kronos Worldwide	3,484	22
Louisiana-Pacific*	22,942	422
LSB Industries*	2,939	21
Materion	3,474	101
Minerals Technologies	6,124	377
Myers Industries	3,418	53
Neenah Paper	2,593	172
NewMarket	1,397	577
Olin	25,516	555
Olympic Steel	1,927	22
OMNOVA Solutions*	7,567	57
Packaging Corp of America	16,249	1,105
Patrick Industries*	1,950	81
Platform Specialty Products*	20,200	254
PolyOne	14,132	508
Quaker Chemical	1,934	165
Rayonier Advanced Materials	4,917	55
Real Industry*	7,000	72
Reliance Steel & Aluminum	11,438	673
Rentech*	3,726	11
Royal Gold	10,802	388
RPM International	22,088	1,038
Ryerson Holding*	1,400	7
Schnitzer Steel Industries, Cl A	3,456	57
Schweitzer-Mauduit International	4,938	206
Scotts Miracle-Gro, Cl A	7,159	500
Senomyx* (A)	4,900	23
Sensient Technologies	7,835	524
Silgan Holdings	7,030	382
Sonoco Products	15,621	684
Southern Copper (A)	17,629	454
Steel Dynamics	37,337	649
Stepan	2,725	142

21	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Stillwater Mining*	18,980	$178
Summit Materials, Cl A*	3,900	89
SunCoke Energy	8,646	33
Tahoe Resources	23,588	208
TimkenSteel	7,904	81
Trecora Resources*	2,517	36
Tredegar	2,341	37
Trinseo* (A)	2,300	66
Tronox, Cl A	10,100	59
United States Steel (A)	25,200	203
US Concrete*	3,000	176
Valspar	13,426	1,134
Wausau Paper	4,619	47
Westlake Chemical	6,210	373
Worthington Industries	7,502	231
WR Grace*	11,724	1,151

		32,029

Telecommunication Services — 1.1%
8x8*	16,714	197
Atlantic Telegraph-Network	1,367	108
Boingo Wireless*	2,700	18
Cincinnati Bell*	30,086	113
Cogent Communications Holdings	8,404	282
Consolidated Communications Holdings	7,576	165
FairPoint Communications*	4,570	84
General Communication, Cl A*	4,403	91
Globalstar* (A)	73,600	160
Hawaiian Telcom Holdco*	905	22
IDT, Cl B	3,103	39
inContact*	7,628	75
Inteliquent	7,353	141
Intelsat* (A)	5,200	24
Iridium Communications*	11,746	96
Lumos Networks	2,271	27
NTELOS Holdings*	1,498	14
ORBCOMM*	7,786	50
pdvWireless* (A)	2,000	53
Premiere Global Services*	5,618	78
SBA Communications, Cl A*	20,619	2,168
Shenandoah Telecommunications	4,652	225
Spok Holdings	4,132	76
Sprint* (A)	125,090	457
Straight Path Communications*	700	8
Telephone & Data Systems	14,055	398
T-Mobile US*	44,005	1,562
US Cellular*	1,452	61
Vonage Holdings*	30,720	198
Windstream Holdings (A)	14,883	93
Zayo Group Holdings*	22,200	539

		7,622

Utilities — 3.3%
Abengoa Yield (A)	7,600	110
ALLETE	7,870	401
Alliant Energy	18,718	1,127

Description	Shares	Market Value ($ Thousands)
American States Water	6,574	$275
American Water Works	28,818	1,665
Aqua America	27,537	808
Artesian Resources, Cl A	284	7
Atlantic Power	12,421	25
Atmos Energy	16,782	1,046
Avista	9,252	320
Black Hills	7,302	313
California Water Service Group	7,141	161
Calpine*	57,472	849
Chesapeake Utilities	3,115	166
Cleco	10,422	522
Connecticut Water Service	1,906	69
Dynegy, Cl A*	19,300	311
El Paso Electric	6,836	264
Empire District Electric	6,356	145
Great Plains Energy	24,123	651
Hawaiian Electric Industries*	18,058	516
IDACORP	8,624	587
ITC Holdings	23,975	884
Laclede Group	7,003	409
MDU Resources Group	29,932	521
MGE Energy	5,914	257
Middlesex Water	2,701	69
National Fuel Gas	13,088	598
New Jersey Resources	13,594	409
Northwest Natural Gas	5,076	248
NorthWestern	7,946	433
NRG Yield, Cl A (A)	7,000	95
NRG Yield, Cl C (A)	12,100	171
OGE Energy	30,876	806
ONE Gas	8,900	434
Ormat Technologies	5,434	200
Otter Tail	4,846	129
Pattern Energy Group, Cl A	10,300	184
Piedmont Natural Gas	12,992	756
PNM Resources	13,017	378
Portland General Electric	13,800	510
Questar	27,408	519
SJW	2,464	75
South Jersey Industries	12,196	280
Southwest Gas	7,941	445
Talen Energy*	13,600	106
TerraForm Global, Cl A	2,200	9
TerraForm Power, Cl A (A)	7,900	55
UGI	28,696	995
UIL Holdings	9,050	460
Unitil	1,358	48
Vectren	14,043	598
Vivint Solar* (A)	4,900	40
Westar Energy, Cl A	22,070	942
WGL Holdings	8,261	509

22	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund (Concluded)

November 30, 2015

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
York Water	752	$18

		22,928

Total Common Stock (Cost $643,768) ($ Thousands)		682,188

	Number Of Warrants
WARRANTS ‡‡ — 0.0%
Magnum Hunter Resources* (A)	1,239	—

Tejon Ranch*	96	—

Total Warrants (Cost $—) ($ Thousands)		—

	Number Of Rights

RIGHTS ‡‡ — 0.0%

Bermuda — 0.0%
Central European Media Enterprises	112	—

United States — 0.0%
CHC Group	7,800	—
Chelsea Therapeutics International	4,000	—
Durata Therapeutics	800	—
Furiex Pharmaceuticals	942	—
Leap Wireless	7,532	—
Trius Contingent Value	2,885	—

Total Rights (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 4.5%
SEI Liquidity Fund, L.P.
0.080%**† (C)	31,823,046	31,823

Total Affiliated Partnership (Cost $31,823) ($ Thousands)		31,823

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%**†	14,022,377	14,022

Total Cash Equivalent (Cost $14,022) ($ Thousands)		14,022

U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills
0.071%, 12/17/2015 (E) (F)	$300	300
0.024%, 03/10/2016 (E) (F)	510	510

Total U.S. Treasury Obligations (Cost $810) ($ Thousands)		810

Total Investments — 104.1% (Cost $690,423) ($ Thousands)		$728,843

A list of the open futures contracts held by the Fund at November 30, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	62	Dec-2015	$254
S&P Mid 400 Index E-MINI	69	Dec-2015	318

			$572

For the period ended November 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $700,001 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2015.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6.)

‡‡	Expiration date unavailable.

(A)	This security or a partial position of this security is on loan at November 30, 2015 (see Note 12). The total market value of securities on loan at November 30, 2015 was $30,876 ($ Thousands).

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of November 30, 2015 was $31,823 ($ Thousands).

(D)	The Fund may purchase securities of certain companies with which it is affiliated to the extent those companies are represented in its benchmark index.

(E)	The rate reported is the effective yield at time of purchase.

(F)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

Ser — Series

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of November 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$682,151	$37	$—	$682,188
Warrants	—	—	—	—
Rights	—	—	—	—
Affiliated Partnership	—	31,823	—	31,823
Cash Equivalent	14,022	—	—	14,022
U.S. Treasury Obligations	—	810	—	810

Total Investments in Securities	$696,173	$32,670	$—	$728,843

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$572	$—	$—	$572

*	Futures contracts are valued at unrealized depreciation on the instrument.

For the period ended November 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2015, there were no transfers between Level 2 into Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in

Notes to Financial Statements.For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

23	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.4%††

Consumer Discretionary — 11.0%
1-800-Flowers.com, Cl A*	38,897	$301
2U* (A)	32,001	772
AMC Entertainment Holdings, Cl A	4,050	103
American Axle & Manufacturing Holdings*	29,968	682
American Eagle Outfitters	11,335	177
America’s Car-Mart*	753	20
Apollo Education Group, Cl A*	3,155	22
Ascena Retail Group*	9,755	111
Bassett Furniture Industries	10,324	324
Big 5 Sporting Goods	22,978	222
Big Lots	18,765	844
BJ’s Restaurants*	719	33
Black Diamond*	8,777	43
Bloomin’ Brands	14,094	244
Blue Nile*	203	7
Boyd Gaming*	52,107	1,021
Bravo Brio Restaurant Group*	48,240	515
Brinker International	13,900	634
Brunswick	15,231	801
Buffalo Wild Wings*	84	13
Build-A-Bear Workshop, Cl A*	14,954	192
Burlington Stores*	28,294	1,361
Caesars Entertainment* (A)	15,920	135
CalAtlantic Group	36,235	1,526
Caleres	1,213	34
Callaway Golf	107,124	1,080
Capella Education	3,789	182
Career Education*	28,530	120
Carmike Cinemas*	99,200	2,167
Carriage Services, Cl A	274	7
Cato, Cl A	3,816	150
Cavco Industries*	11,663	1,081
Central European Media Enterprises, Cl A*	2,199	5
Chegg*	34,176	248
Cherokee*	182	3
Children’s Place Retail Stores	25,520	1,233
Christopher & Banks*	30,356	43
Chuy’s Holdings*	145	5
Citi Trends	11,202	222
Columbia Sportswear	231	11
Container Store Group* (A)	25,359	260
Cooper Tire & Rubber	31,978	1,343
Cooper-Standard Holding*	7,000	518
Core-Mark Holding	1,713	146
Cracker Barrel Old Country Store (A)	1,908	240
Crocs*	49,700	553
CSS Industries	10,800	313
Culp	4,683	132
Cumulus Media, Cl A*	76,683	30
Dana Holdings	93,770	1,542
Dave & Buster’s Entertainment*	8,436	323

Description	Shares	Market Value ($ Thousands)
Deckers Outdoor*	8,300	$406
Denny’s*	20,931	202
Destination XL Group*	54,200	271
Diamond Resorts International*	13,063	367
Drew Industries	1,044	63
Entravision Communications, Cl A	43,609	366
Ethan Allen Interiors	33,984	964
Express*	110,320	1,847
Fiesta Restaurant Group*	189	7
Finish Line, Cl A	20,700	343
Five Below*	442	12
Fox Factory Holding*	415	7
Francesca’s Holdings*	3,400	51
Genesco*	16,745	907
Gentherm*	156	8
G-III Apparel Group*	252	12
Gray Television*	35,828	600
Group 1 Automotive	7,500	609
Harte-Hanks	39,746	149
Haverty Furniture	12,358	298
Helen of Troy*	8,700	900
Hooker Furniture	3,824	105
Houghton Mifflin Harcourt*	11,062	219
Imax*	437	17
Isle of Capri Casinos*	5,567	103
J Alexander’s Holdings*	1,737	19
Jack in the Box	8,611	638
Jamba*	365	5
K12*	7,870	80
Kate Spade*	18,066	362
Kirkland’s	427	6
Krispy Kreme Doughnuts*	124,098	1,755
La Quinta Holdings*	16,868	253
La-Z-Boy, Cl Z	7,200	193
LGI Homes*	10,526	350
Libbey	95,955	2,408
LifeLock*	846	12
Lithia Motors, Cl A	11,301	1,404
Loral Space & Communications*	6,935	307
Marriott Vacations Worldwide	2,422	147
MDC Partners, Cl A	120,221	2,591
Men’s Wearhouse	17,994	360
Meredith	27,680	1,291
Meritage Homes*	5,500	205
Metaldyne Performance Group	419	9
Modine Manufacturing*	12,356	116
Monarch Casino & Resort*	199	5
Monro Muffler Brake	3,319	246
Morgans Hotel Group*	1,021	3
Motorcar Parts & Accessories*	6,788	272
Nautilus*	8,053	155
New Home*	331	5
New York Times, Cl A	2,255	32
Nexstar Broadcasting Group, Cl A	6,720	394

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Nutrisystem	13,054	$300
Ollie’s Bargain Outlet Holdings* (A)	27,854	492
Outerwall (A)	4,450	275
Overstock.com*	17,408	229
Oxford Industries	2,268	154
Papa John’s International	225	13
Papa Murphy’s Holdings*	4,751	58
Penske Auto Group	13,019	607
Perry Ellis International*	5,739	119
PetMed Express (A)	9,357	157
Pinnacle Entertainment*	3,345	110
Pool	18,316	1,503
Popeyes Louisiana Kitchen*	781	45
Reading International, Cl A*	334	5
Red Robin Gourmet Burgers*	154	10
Rent-A-Center, Cl A	15,700	269
Rentrak*	140	7
Restoration Hardware Holdings*	355	32
Ruby Tuesday*	3,030	17
Ruth’s Hospitality Group	35,895	619
Scientific Games, Cl A* (A)	643	6
Sequential Brands Group* (A)	75,000	671
Shoe Carnival	18,188	354
Shutterfly*	413	19
Sinclair Broadcast Group, Cl A	282	10
Six Flags Entertainment	6,527	339
Skechers U.S.A., Cl A*	322	10
Skullcandy*	39,175	159
Smith & Wesson Holding*	11,579	212
Sportsman’s Warehouse Holdings*	663	8
Stage Stores (A)	26,343	204
Starwood Hotels & Resorts Worldwide	1,200	86
Stein Mart	19,269	149
Steiner Leisure*	1,425	90
Steven Madden*	463	15
Stoneridge*	16,606	243
Strattec Security	46	3
Strayer Education*	3,439	203
Sturm Ruger	151	8
TAL Education Group ADR*	204	9
Taylor Morrison Home, Cl A*	12,080	211
Tempur Sealy International*	4,231	336
Tenneco*	4,766	257
Tile Shop Holdings*	409	7
Tilly’s, Cl A*	28,049	173
Tower International	24,916	764
TRI Pointe Homes*	34,167	477
Tribune Publishing	46,400	472
Tumi Holdings*	479	8
Universal Electronics*	146	8
Vail Resorts	24,837	2,995
Vince Holding*	19,799	102
Visteon*	2,296	275
Vitamin Shoppe*	10,706	327

Description	Shares	Market Value ($ Thousands)
Wayfair, Cl A* (A)	21,347	$809
Weight Watchers International*	11,222	296
Winmark	6	1
Wolverine World Wide	69,686	1,268
ZAGG*	46,073	475
Zumiez*	1,709	26

		61,656

Consumer Staples — 2.9%
Alico	88	4
B&G Foods, Cl A	5,884	222
Boston Beer, Cl A*	29	6
Calavo Growers	104	6
Cal-Maine Foods	3,561	194
Casey’s General Stores	1,336	155
Central Garden and Pet, Cl A*	2,941	46
Coca-Cola Bottling	11	2
Craft Brew Alliance*	481	5
Darling Ingredients*	82,433	903
Dean Foods	14,034	263
Diamond Foods*	16,936	686
Farmer Bros*	245	7
Fresh Del Monte Produce	19,451	850
Freshpet* (A)	47,088	406
Ingles Markets, Cl A	11,071	603
Inventure Foods*	608	5
J&J Snack Foods	16,699	1,949
John B Sanfilippo& Son	11,716	674
Lancaster Colony	4,700	546
Landec*	130,275	1,669
Limoneira	308	5
Medifast*	10,625	322
National Beverage*	317	14
Natural Health Trends	2,651	129
Omega Protein*	10,695	263
Pinnacle Foods	6,854	298
Post Holdings*	4,532	315
Sanderson Farms (A)	7,300	546
Seaboard*	4	13
Seneca Foods, Cl A*	2,800	77
SpartanNash	93,668	2,025
Sprouts Farmers Market*	17,056	412
SUPERVALU*	103,950	699
TreeHouse Foods*	2,855	247
Universal	13,600	769
USANA Health Sciences*	2,951	395
Vector Group	4,085	103
Weis Markets	4,900	203

		16,036

Energy — 4.2%
Alberta Oilsands*	536,100	36
Alon USA Energy	15,443	272
Approach Resources* (A)	420,400	938
Archrock	54,060	571
Ardmore Shipping	51,500	645

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Bill Barrett* (A)	393,000	$2,468
Carrizo Oil & Gas*	269	11
Cloud Peak Energy*	6,859	18
Dawson Geophysical*	10,919	48
Delek US Holdings	23,154	641
Diamondback Energy	204	16
Exterran*	45,338	742
Forum Energy Technologies*	24,009	376
GasLog (A)	74,310	890
Green Plains Renewable Energy	15,300	362
Gulfport Energy*	35,500	902
Helix Energy Solutions Group*	119,235	773
Laredo Petroleum* (A)	37,544	409
Matador Resources*	444	11
Matrix Service*	33,927	780
Memorial Resource Development*	77,960	1,270
Navigator Holdings*	54,700	737
Newpark Resources*	23,300	152
Northern Oil And Gas* (A)	39,500	203
Pacific Ethanol*	196,200	979
PBF Energy, Cl A	27,097	1,097
PDC Energy*	22,060	1,246
Pioneer Energy Services*	13,665	35
Ring Energy*	82,670	824
Scorpio Tankers	276,700	2,393
StealthGas* (A)	131,400	515
Superior Energy Services	11,800	185
Teekay Tankers, Cl A	5,457	38
TETRA Technologies*	256,452	2,390
US Silica Holdings	317	7
VAALCO Energy*	30,600	63
Western Refining	418	19
Westmoreland Coal* (A)	119,300	716

		23,778

Financials — 31.2%
1st Source	6,820	231
Acadia Realty Trust‡	61,345	2,058
Agree Realty‡	12,767	428
Alexander & Baldwin	1,599	61
Alexandria Real Estate Equities‡	2,050	189
Ambac Financial Group*	1,305	22
American Assets Trust‡	44,185	1,759
American Campus Communities‡	44,975	1,817
AmTrust Financial Services	12,687	793
Anworth Mortgage Asset‡	57,000	274
Apartment Investment & Management, Cl A‡	5,156	197
Apollo Commercial Real Estate Finance‡	28,900	507
Ares Capital	1,950	31
Argo Group International Holdings	19,744	1,254
Armada Hoffler Properties‡	10,344	117
Ashford*	387	24
Ashford Hospitality Prime‡	10,911	155
Ashford Hospitality Trust‡	51,500	362
Aspen Insurance Holdings	9,500	480

Description	Shares	Market Value ($ Thousands)
Associated Banc	14,000	$287
Atlas Financial Holdings*	272	6
AvalonBay Communities‡	1,712	311
Banc of California	22,100	332
Banco Latinoamericano de Comercio Exterior, Cl E	23,818	661
Bancorp*	2,400	18
Bancorpsouth	13,039	351
Bank of the Ozarks	36,133	1,961
Banner	148	8
BBCN Bancorp	59,648	1,128
Berkshire Hills Bancorp	51,020	1,543
BGC Partners, Cl A	22,649	206
BioMed Realty Trust‡	10,500	246
BlackRock Capital Investment	33,900	340
BofI Holding* (A)	16,620	333
Boston Private Financial Holdings	70,955	859
Boston Properties‡	1,478	185
Brandywine Realty Trust‡	23,900	329
Brixmor Property Group‡	5,150	129
Camden National	4,600	207
Camden Property Trust‡	950	73
Capital Bank Financial, Cl A	31,073	1,048
Capstead Mortgage‡	21,600	205
CareTrust‡	6,811	76
Cascade Bancorp*	167,160	1,003
CatchMark Timber Trust, Cl A‡	156,400	1,775
Cathay General Bancorp	1,954	67
CBL & Associates Properties‡	25,200	329
Cedar Realty Trust‡	284,746	2,084
Central Pacific Financial	90,591	2,105
Chatham Lodging Trust‡	19,711	449
Chemical Financial	12,144	447
Chesapeake Lodging Trust‡	2,450	67
CNO Financial Group	240,365	4,863
CoBiz Financial	138,561	1,901
Colony Financial‡	5,322	109
Columbia Property Trust‡	4,450	112
Community Trust Bancorp	9,240	339
Consolidated-Tomoka Land	169	10
CoreSite Realty‡	3,300	193
Cousins Properties‡	6,756	66
Cowen Group, Cl A*	7,266	34
CubeSmart‡	28,483	829
Customers Bancorp*	90,400	2,802
CyrusOne‡	12,164	440
CYS Investments‡	38,000	288
DCT Industrial Trust‡	1,900	73
DDR‡	8,350	142
Diamond Hill Investment Group	66	15
DiamondRock Hospitality‡	14,040	156
Dime Community Bancshares	18,500	342
Douglas Emmett‡	67,595	2,094
Duke Realty‡	6,447	131

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
DuPont Fabros Technology‡	10,000	$330
Dynex Capital‡	28,900	199
Eagle Bancorp*	35,950	1,964
Easterly Government Properties‡	487	9
EastGroup Properties‡	20,821	1,212
Education Realty Trust‡	49,586	1,827
Employers Holdings	74,129	2,032
Endurance Specialty Holdings	11,400	752
EPR Properties‡	29,695	1,664
Equity Commonwealth*‡	98,370	2,717
Equity LifeStyle Properties‡	1,150	72
Equity Residential‡	4,687	374
Essex Property Trust‡	526	121
Evercore Partners, Cl A	12,181	676
Extra Space Storage‡	1,200	101
Ezcorp, Cl A*	8,000	46
FBR	59,775	1,265
FCB Financial Holdings, Cl A*	8,728	340
Federal Agricultural Mortgage, Cl C	13,600	408
Federated National Holding	11,175	319
FelCor Lodging Trust‡	128,200	1,028
Fidelity & Guaranty Life	53,900	1,384
Fidelity Southern	936	21
Fifth Street Asset Management, Cl A	577	3
Financial Engines (A)	25,912	934
First American Financial	45,100	1,779
First BanCorp*	27,498	103
First Commonwealth Financial	41,200	405
First Financial Bancorp	5,354	108
First Foundation*	20,500	470
First Industrial Realty Trust‡	13,200	302
First Interstate Bancsystem, Cl A	39,931	1,214
First Merchants	5,135	140
First Midwest Bancorp	20,600	402
FirstMerit	83,887	1,697
Flushing Financial	25,400	578
FNB (Pennsylvania)	13,400	195
FNFV Group*	74,700	836
Forest City Enterprises, Cl A*	57,860	1,287
Franklin Street Properties‡	60,467	633
Fulton Financial	155,324	2,247
GAMCO Investors, Cl A	2,039	134
General Growth Properties‡	4,726	120
Geo Group‡	120,285	3,527
GFI Group*	10,491	64
Glacier Bancorp	71,990	2,115
Government Properties Income Trust‡ (A)	14,600	247
Gramercy Property Trust‡	64,425	1,539
Great Western Bancorp	10,956	331
Hancock Holding	30,000	874
Hanover Insurance Group	35,300	2,986
Hatteras Financial‡	19,400	273
HCI Group	835	33
HCP‡	4,298	153

Description	Shares	Market Value ($ Thousands)
Healthcare Realty Trust‡	2,100	$57
Hercules Technology Growth Capital	27,400	317
Heritage Insurance Holdings*	19,465	437
Hersha Hospitality Trust, Cl A‡	12,700	300
Highwoods Properties‡	49,575	2,160
Hilltop Holdings*	4,115	92
Home BancShares	38,175	1,722
HomeStreet*	13,751	298
Horace Mann Educators	22,500	786
Hospitality Properties Trust‡	8,200	228
Host Hotels & Resorts‡	11,109	184
Iberiabank	28,955	1,835
Independent Bank	3,718	58
Infinity Property & Casualty	4,980	426
Inland Real Estate‡	48,466	466
International Bancshares	16,000	488
International FCStone*	8,905	317
Investment Technology Group	32,000	642
Investors Bancorp	162,831	2,087
Janus Capital Group	10,861	171
Kearny Financial	46,100	581
Kemper	53,700	2,208
Kennedy-Wilson Holdings	79,304	2,070
Kimco Realty‡	4,600	120
Kite Realty Group Trust‡	3,750	101
Lakeland Bancorp	18,085	219
LaSalle Hotel Properties‡	55,045	1,553
LendingTree*	2,476	252
Liberty Property Trust‡	2,300	78
LTC Properties‡	346	15
Macerich‡	3,286	257
Maiden Holdings	141,849	2,186
MainSource Financial Group	23,500	541
MarketAxess Holdings	2,002	214
Medallion Financial (A)	23,200	185
Mercantile Bank	10,900	282
Meridian Bancorp	129,600	1,900
MGIC Investment*	5,727	55
Mortgage Investment Trust‡	14,400	213
National Bank Holdings, Cl A	84,565	1,920
National General Holdings	12,590	276
National Health Investors‡	3,500	211
National Penn Bancshares	6,693	84
National Storage Affiliates Trust‡	19,910	330
Navigators Group*	3,369	291
NBT Bancorp	32,200	970
Nelnet, Cl A	29,744	982
New Residential Investments‡	10,938	139
Northfield Bancorp	124,700	1,986
OceanFirst Financial	10,300	204
OFG Bancorp	35,007	293
Old National Bancorp	28,000	413
OneBeacon Insurance Group, Cl A	4,897	68
Oppenheimer Holdings, Cl A	7,500	134

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Opus Bank	803	$32
Pacific Premier Bancorp*	777	18
PacWest Bancorp	45,144	2,123
Paramount Group‡	3,900	72
Pebblebrook Hotel Trust‡	52,818	1,682
PennantPark Investment	61,364	445
PennyMac Financial Services, Cl A*	295	5
PennyMac Mortgage Investment Trust‡	20,200	336
Physicians Realty Trust‡	2,801	45
Piedmont Office Realty Trust, Cl A‡	19,300	376
Piper Jaffray*	9,344	379
Popular	73,300	2,178
Post Properties‡	1,200	71
PRA Group*	2,568	106
PrivateBancorp, Cl A	23,776	1,049
Prologis‡	8,958	383
Prosperity Bancshares	27,440	1,520
PS Business Parks‡	3,243	287
Public Storage‡	1,521	365
Pzena Investment Management, Cl A	497	5
Radian Group	121,147	1,726
RAIT Financial Trust‡	6,566	28
RE, Cl A	19,636	736
Regency Centers‡	1,815	122
RenaissanceRe Holdings	2,036	225
Renasant	52,600	1,921
Republic Bancorp, Cl A	10,200	274
Retail Opportunity Investments‡	3,950	72
RLJ Lodging Trust‡	11,875	290
Rouse Properties‡ (A)	75,400	1,214
Safeguard Scientifics*	68,766	1,120
Saul Centers‡	1,962	109
Select Income‡	34,100	700
Selective Insurance Group	60,710	2,095
Senior Housing Properties Trust‡	10,050	145
Seritage Growth Properties*‡ (A)	28,300	1,033
ServisFirst Bancshares	6,088	300
Signature Bank NY*	4,985	788
Simmons First National, Cl A	4,893	282
Simon Property Group‡	3,141	585
SL Green Realty‡	895	106
South State	264	21
Sovran Self Storage‡	12,383	1,244
Starwood Waypoint Residential Trust‡	56,500	1,336
State Bank Financial	103,900	2,422
Strategic Hotels & Resorts*‡	12,174	172
Summit Hotel Properties‡	46,500	620
Sunstone Hotel Investors‡	133,116	1,954
Symetra Financial	3,321	104
Taubman Centers‡	1,400	101
Texas Capital Bancshares*	11,805	700
THL Credit	41,800	492
Tompkins Financial	4,400	275
Towne Bank	1,467	33

Description	Shares	Market Value ($ Thousands)
Two Harbors Investment‡	64,100	$545
UDR‡	4,300	159
Umpqua Holdings	89,038	1,596
Union Bankshares	9,826	264
United Community Banks	93,800	1,959
United Financial Bancorp	28,000	389
United Insurance Holdings	3,584	68
Universal Health Realty Income Trust‡	206	11
Universal Insurance Holdings (A)	15,623	308
Urban Edge Properties‡	4,179	100
Urstadt Biddle Properties, Cl A‡	461	9
Validus Holdings	15,100	712
Ventas‡	3,540	189
Vornado Realty Trust‡	2,950	285
Walker & Dunlop*	2,750	81
Washington Federal	11,500	297
Webster Financial	14,154	569
Welltower‡	5,582	353
WesBanco	7,700	261
Western Alliance Bancorp*	53,745	2,085
Westwood Holdings Group	86	5
WisdomTree Investments	665	14
World Acceptance* (A)	3,200	138
WSFS Financial	65,475	2,237
Xenia Hotels & Resorts‡	5,316	89
Yadkin Financial	118,680	3,120

		174,523

Health Care — 11.4%
Abaxis	173	9
ABIOMED*	7,619	622
Acadia Healthcare*	16,215	1,119
ACADIA Pharmaceuticals*	21,669	822
Accelerate Diagnostics* (A)	351	6
Acceleron Pharma*	13,761	590
Accuray* (A)	410,700	2,891
Achillion Pharmaceuticals*	652	7
Acorda Therapeutics*	208	8
Addus HomeCare*	20,916	477
Advaxis*	352	4
Aerie Pharmaceuticals*	175	5
Affymetrix*	19,288	182
Agenus*	29,710	152
Air Methods*	8,078	353
Akebia Therapeutics*	25,722	276
Akorn*	198	7
Alder Biopharmaceuticals*	2,892	108
Alere*	8,600	355
AMAG Pharmaceuticals*	1,044	28
Amedisys*	5,604	227
Amicus Therapeutics*	508	5
AMN Healthcare Services*	9,249	273
Anacor Pharmaceuticals*	7,431	867
AngioDynamics*	451	5
Anika Therapeutics*	11,335	476

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Anthera Pharmaceuticals*	22,452	$128
Applied Genetic Technologies*	3,204	55
Arena Pharmaceuticals*	2,069	5
Array BioPharma*	1,440	6
Arrowhead Research* (A)	36,668	232
Atara Biotherapeutics*	66	3
Atrion	34	14
Avalanche Biotechnologies*	14,918	156
Axovant Sciences* (A)	16,395	311
Bellicum Pharmaceuticals* (A)	18,002	415
BioCryst Pharmaceuticals*	465	5
BioDelivery Sciences International* (A)	667	4
Bio-Rad Laboratories, Cl A*	2,038	285
BioSpecifics Technologies*	9,489	460
BioTelemetry*	6,969	88
Calithera Biosciences*	2,564	20
Cambrex*	17,523	940
Cara Therapeutics*	9,494	157
Cardiovascular Systems*	15,400	246
Catalent*	416	12
Celldex Therapeutics*	1,758	32
Cempra* (A)	5,297	169
Centene*	318	18
Cepheid*	295	11
Chimerix*	18,442	745
Clovis Oncology*	1,607	51
Coherus Biosciences*	19,210	583
Computer Programs & Systems	215	10
Concert Pharmaceuticals*	11,473	263
CONMED	34,600	1,471
Corcept Therapeutics*	15,938	84
CorMedix* (A)	39,826	96
Cross Country Healthcare*	21,158	386
Curis*	12,586	35
Cynosure, Cl A*	3,474	146
Cytokinetics*	27,700	327
Depomed*	3,203	62
Dermira*	177	5
DexCom*	273	23
Dicerna Pharmaceuticals*	7,701	103
Diplomat Pharmacy*	269	9
Durect*	44,136	104
Dyax*	6,771	228
Dynavax Technologies*	10,764	300
Eagle Pharmaceuticals* (A)	7,198	660
Emergent Biosolutions*	16,700	629
Enanta Pharmaceuticals* (A)	12,091	381
Endologix*	758	8
Ensign Group	6,197	295
Epizyme* (A)	255	4
Esperion Therapeutics* (A)	881	25
Evolent Health, Cl A*	28,334	461
Exact Sciences* (A)	28,666	261
Exactech*	8,600	151

Description	Shares	Market Value ($ Thousands)
ExamWorks Group*	381	$10
Exelixis* (A)	24,256	139
FibroGen*	31,060	924
Five Prime Therapeutics*	7,762	298
Flexion Therapeutics*	3,331	65
GenMark Diagnostics*	68,395	545
Genocea Biosciences*	5,562	36
Genomic Health*	753	23
Geron* (A)	1,144	6
Global Blood Therapeutics* (A)	1,790	84
Globus Medical, Cl A*	5,547	151
Greatbatch*	42,745	2,481
Halozyme Therapeutics*	32,057	571
HealthSouth	42,554	1,497
HealthStream*	297	7
Heron Therapeutics* (A)	214	6
Heska*	1,041	36
Hill-Rom Holdings	6,312	321
HMS Holdings*	726	9
Horizon Pharma*	24,760	533
ICU Medical*	4,482	509
Ignyta*	34,641	509
ImmunoGen*	10,717	145
Impax Laboratories*	301	13
Infinity Pharmaceuticals*	578	5
Insmed*	29,220	477
Insulet*	21,383	782
Intra-Cellular Therapies, Cl A*	8,539	455
Intrexon*	8,319	302
Ironwood Pharmaceuticals, Cl A*	771	9
K2M Group Holdings*	31,390	634
Kite Pharma* (A)	17,353	1,429
La Jolla Pharmaceutical*	102	3
Landauer	10,300	420
Lannett* (A)	13,680	506
LDR Holding*	203	6
LeMaitre Vascular	1,063	16
Lexicon Pharmaceuticals*	5,306	73
LHC Group*	3,148	147
Ligand Pharmaceuticals, Cl B*	97	10
Lipocine*	18,567	258
LivaNova*	7,798	467
Luminex*	5,625	121
MacroGenics*	5,029	174
Magellan Health Services*	16,245	855
MannKind* (A)	1,942	4
Masimo*	7,477	310
MedAssets*	2,947	89
Medgenics*	4,255	29
Medicines*	6,759	284
Medidata Solutions*	321	15
Meridian Bioscience	432	9
Merit Medical Systems*	7,829	152
Merrimack Pharmaceuticals*	565	5

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
MiMedx Group* (A)	685	$6
Mirati Therapeutics*	983	37
Molina Healthcare*	10,039	605
Momenta Pharmaceuticals*	21,646	387
Myriad Genetics* (A)	3,315	144
Natus Medical*	3,826	187
Navidea Biopharmaceuticals*	2,057	3
Nektar Therapeutics*	29,846	467
NeoGenomics*	33,893	270
Neurocrine Biosciences*	20,556	1,118
Nevro*	15,563	940
NewLink Genetics*	172	6
Northwest Biotherapeutics*	699	3
Novadaq Technologies*	85,750	1,044
Novavax*	13,686	117
NuVasive*	296	15
NxStage Medical*	21,921	428
Oncothyreon*	5,919	21
Ophthotech*	140	9
OraSure Technologies*	59,100	369
Orexigen Therapeutics* (A)	1,530	4
Orthofix International*	7,915	313
Osiris Therapeutics	385	4
Otonomy*	9,545	252
OvaScience*	304	3
Owens & Minor	8,700	335
Pacira Pharmaceuticals*	104	7
PAREXEL International*	303	20
PDL BioPharma (A)	109,483	414
Peregrine Pharmaceuticals*	2,674	3
Pernix Therapeutics Holdings* (A)	41,916	126
Pfenex*	2,628	41
PharMerica*	8,107	276
Phibro Animal Health, Cl A	3,338	108
PhotoMedex*	12,200	5
Portola Pharmaceuticals, Cl A*	24,011	1,191
Pozen*	17,034	129
Prestige Brands Holdings*	254	13
Progenics Pharmaceuticals*	30,925	208
Prothena*	6,190	437
PTC Therapeutics*	2,199	66
Puma Biotechnology*	3,239	244
Radius Health*	7,265	442
RadNet*	7,426	46
Raptor Pharmaceutical*	15,782	100
REGENXBIO*	10,114	242
Relypsa* (A)	249	6
Repligen*	4,359	124
Retrophin*	6,770	151
Revance Therapeutics*	22,853	887
Rockwell Medical* (A)	364	4
RTI Surgical*	11,070	43
Sage Therapeutics*	10,054	482
Sagent Pharmaceuticals*	21,301	327

Description	Shares	Market Value ($ Thousands)
Sangamo BioSciences*	652	$5
Sarepta Therapeutics*	285	10
Sciclone Pharmaceuticals*	67,237	617
SeaSpine Holdings*	1,104	18
Select Medical Holdings	28,600	345
Sequenom*	33,137	59
Sorrento Therapeutics* (A)	8,902	71
Spark Therapeutics*	6,896	399
STERIS	1,111	85
Sucampo Pharmaceuticals, Cl A*	17,011	292
Supernus Pharmaceuticals*	32,041	518
Surgical Care Affiliates*	22,592	840
SurModics*	1,471	31
Synergy Pharmaceuticals*	41,400	260
Syneron Medical*	59,141	440
Team Health Holdings*	348	19
TESARO*	5,208	266
Tetraphase Pharmaceuticals*	5,270	57
TherapeuticsMD*	63,531	477
Theravance (A)	567	5
Threshold Pharmaceuticals*	912	3
Trevena*	26,883	338
Trinity Biotech ADR	151,900	1,820
Triple-S Management, Cl B*	10,594	280
Trupanion* (A)	598	5
Ultragenyx Pharmaceutical*	8,246	811
Unilife* (A)	269,201	201
US Physical Therapy	5,718	302
Vanda Pharmaceuticals* (A)	409	4
Vascular Solutions*	145	5
Veeva Systems, Cl A*	41,660	1,202
Versartis*	18,608	235
Vocera Communications*	364	5
WellCare Health Plans*	16,523	1,363
Xencor*	7,400	119
Zafgen* (A)	6,745	114
Zeltiq Aesthetics*	6,553	199
ZIOPHARM Oncology* (A)	1,414	19
Zogenix*	1,259	19
ZS Pharma*	114	10

		63,613

Industrials — 13.8%
AAR	17,835	438
ACCO Brands*	97,356	752
Actuant, Cl A	304	8
Acuity Brands	8,183	1,889
Advanced Drainage Systems	19,035	510
Advisory Board*	292	16
Aegion, Cl A*	17,800	392
Air Transport Services Group*	100,600	957
Aircastle	24,400	511
Alamo Group	4,800	274
Alaska Air Group	5,800	462
Allegiant Travel, Cl A	705	124

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Allied Motion Technologies	4,392	$105
American Railcar Industries	4,100	232
American Woodmark*	9,972	818
Apogee Enterprises	674	34
ARC Document Solutions*	180,800	915
ArcBest	11,300	272
Argan	1,699	67
Astronics*	3,333	129
Astronics, Cl B*	152	6
Atlas Air Worldwide Holdings*	7,700	318
Barnes Group	46,280	1,783
Barrett Business Services	1,113	50
Beacon Roofing Supply*	7,288	312
Blount International*	3,315	19
Briggs & Stratton	21,100	402
Brink’s	386	12
Builders FirstSource*	22,420	302
Caesarstone Sdot-Yam*	16,739	684
CAI International*	2,671	30
Carlisle	9,692	857
Casella Waste Systems, Cl A*	726	5
CEB	226	17
Celadon Group	22,200	309
CIRCOR International	24,460	1,112
Comfort Systems USA	27,347	868
Commercial Vehicle Group*	961	3
Continental Building Products*	16,050	293
Covanta Holding	40,300	651
Covenant Transportation Group, Cl A*	9,631	202
CRA International*	4,034	92
Cubic	3,264	159
Curtiss-Wright	23,691	1,668
Deluxe	8,645	507
DigitalGlobe*	6,389	108
Douglas Dynamics	299	7
Ducommun*	14,899	249
Dycom Industries*	3,365	294
Echo Global Logistics*	293	7
EMCOR Group	37,678	1,899
Engility Holdings	21,100	730
Ennis	33,547	671
Enphase Energy* (A)	37,016	62
Essendant	6,900	250
Exponent	2,600	134
Fortune Brands Home & Security	9,334	513
FreightCar America	88,340	2,142
FTI Consulting*	26,020	973
G&K Services, Cl A	42,392	2,826
Generac Holdings*	24,112	774
Gibraltar Industries*	9,821	262
Global Brass & Copper Holdings	5,502	128
GP Strategies*	1,363	39
Graco	8,772	662
Great Lakes Dredge & Dock*	592,400	2,684

Description	Shares	Market Value ($ Thousands)
H&E Equipment Services	312	$6
Hawaiian Holdings*	19,972	723
HEICO	14,580	751
HEICO, Cl A	1,454	63
Heidrick& Struggles International	4,762	137
Herman Miller	9,500	301
Hexcel	17,462	822
Hillenbrand	9,521	288
Hub Group, Cl A*	378	15
Hyster-Yale Materials Handling	5,882	340
ICF International*	74,900	2,669
Insperity	12,881	556
Insteel Industries	278	7
Interface, Cl A	106,738	2,122
JetBlue Airways*	12,200	302
John Bean Technologies	18,917	925
Kadant	41,196	1,784
KBR	41,900	814
KEYW Holding* (A)	118,900	760
Kforce	21,077	568
Knoll	11,300	252
Korn/Ferry International	7,490	276
LB Foster, Cl A	6,900	86
Lennox International	9,551	1,298
Lindsay Manufacturing (A)	146	10
Lydall*	31,030	1,130
Masonite International*	9,955	656
Matson	43,821	2,266
Matthews International, Cl A	32,500	1,944
Meritor*	51,873	557
Middleby*	8,965	987
Miller Industries	241	5
Mistras Group*	837	18
Mobile Mini	291	10
Moog, Cl A*	3,047	201
MYR Group*	8,067	171
Navigant Consulting*	5,084	89
Nortek*	181	9
Northwest Pipe*	58,451	693
Old Dominion Freight Line*	7,346	468
On Assignment*	6,062	283
Orion Marine Group*	230,268	1,009
PAM Transportation Services*	630	19
Paylocity Holding*	5,710	251
PGT*	537	6
Pitney Bowes	54,300	1,173
Ply Gem Holdings*	606	8
Primoris Services	40,212	928
Proto Labs*	197	13
Quad, Cl A	14,200	146
Rand Logistics*	86,972	183
RBC Bearings*	192	14
Republic Airways Holdings*	9,300	39
Resources Connection	13,237	241

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Rush Enterprises, Cl A*	23,614	$575
Scorpio Bulkers* (A)	369,700	334
SkyWest	15,600	322
Sparton*	237	5
Spirit Airlines*	19,800	728
Standex International	16,643	1,487
Steelcase, Cl A	792	16
Swift Transportation, Cl A*	655	10
TAL International Group	8,200	165
Taser International*	434	8
Tennant	152	9
Textainer Group Holdings (A)	4,700	73
Titan Machinery*	31,800	400
Toro	23,790	1,834
Trex*	22,278	964
Triumph Group	9,000	361
TrueBlue*	18,484	541
Tutor Perini*	90,600	1,707
UniFirst	1,329	144
Universal Forest Products	1,461	113
US Ecology	251	9
USA Truck*	4,140	83
USG*	616	15
Vectrus*	706	17
Viad	11,269	348
Wabash National*	26,800	348
Watsco	9,708	1,234
Werner Enterprises	20,500	553
XPO Logistics* (A)	12,704	387

		77,162

Information Technology — 15.5%
A10 Networks*	3,080	24
Acxiom*	130,300	2,984
Advanced Energy Industries*	20,655	602
Alliance Fiber Optic Products	16,621	264
Ambarella* (A)	3,925	247
American Software, Cl A	524	5
Amkor Technology*	107,124	728
Applied Micro Circuits*	113,300	829
Applied Optoelectronics*	14,482	272
Aspen Technology*	5,891	259
Autobytel*	15,841	389
AVG Technologies*	13,174	278
Axcelis Technologies*	7,093	19
Barracuda Networks*	32,648	621
Bel Fuse, Cl B	10,088	209
Belden	35,989	2,259
Benchmark Electronics*	36,400	781
Benefitfocus* (A)	13,807	559
Black Box	24,166	273
Blackhawk Network Holdings, Cl A*	336	16
Blucora*	4,997	53
Booz Allen Hamilton Holding, Cl A	50,628	1,542
Brightcove*	4,455	31

Description	Shares	Market Value ($ Thousands)
BroadSoft*	8,736	$350
Cabot Microelectronics*	6,074	255
CACI International, Cl A*	4,926	494
Cadence Design Systems*	104,860	2,338
CalAmp*	13,971	258
Calix*	13,081	104
Callidus Software*	440	9
Carbonite*	8,438	82
Cascade Microtech*	258	4
Cavium*	15,445	1,036
Checkpoint Systems	22,557	142
CIBER*	283,400	1,000
Ciena*	50,365	1,261
Cimpress* (A)	5,042	465
Cirrus Logic*	13,030	431
Clearfield*	253	3
Coherent*	3,930	267
Cohu	1,235	16
Computer Task Group	43,000	289
comScore*	1,320	56
Constant Contact*	1,535	48
Cornerstone OnDemand*	20,642	741
CoStar Group*	4,828	1,010
Cray*	256	9
CSG Systems International	17,035	609
Datalink*	663	5
Demandware*	17,689	905
DHI Group*	40,691	379
Diebold	7,043	244
Digi International*	67,300	842
Diodes*	2,729	64
EarthLink Holdings	17,181	158
Ebix (A)	230	9
Electronics For Imaging*	5,469	269
Ellie Mae*	6,303	402
EMCORE*	27,575	200
Endurance International Group Holdings*	576	8
Envestnet*	28,288	919
EPAM Systems*	7,072	557
ePlus*	8,570	756
Euronet Worldwide*	7,689	598
EVERTEC	482	8
Exar*	387,700	2,497
ExlService Holdings*	710	33
Extreme Networks*	47,263	209
Fabrinet*	14,456	346
Fair Isaac	186	18
FEI	352	28
Finisar*	34,500	416
FleetMatics Group*	20,575	1,228
FormFactor*	18,927	165
Forrester Research	198	6
Fortinet*	10,150	366
Gigamon*	22,238	602

9	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
GoDaddy, Cl A* (A)	34,126	$1,060
GrubHub* (A)	23,951	614
GTT Communications*	12,409	263
Guidewire Software*	30,391	1,803
Hackett Group	1,081	21
HomeAway*	8,704	308
HubSpot*	17,629	956
II-VI*	13,651	254
Immersion*	20,700	278
Imperva*	18,689	1,395
Infinera*	675	15
Infoblox*	3,811	57
Inphi*	110,399	3,549
Insight Enterprises*	27,490	736
Instructure*	23,298	437
Integrated Device Technology*	33,366	936
Interactive Intelligence Group*	213	7
InterDigital	228	12
Intralinks Holdings*	117,855	1,206
Ixia*	11,197	146
IXYS	6,838	87
j2 Global	31,165	2,508
Kulicke & Soffa Industries*	23,600	279
Limelight Networks*	15,977	27
Liquidity Services*	5,310	36
Littelfuse	14,215	1,543
LivePerson*	736	6
LogMeIn*	5,213	372
Luxoft Holding, Cl A*	9,102	705
MA-Com Technology Solutions*	27,043	999
Manhattan Associates*	14,487	1,110
ManTech International, Cl A	787	26
Marketo*	22,004	666
Mattson Technology*	35,118	105
MAXIMUS	877	50
MaxLinear, Cl A*	20,510	359
Mentor Graphics	35,200	659
Mercury Systems*	23,600	462
Methode Electronics	14,665	529
Microsemi*	525	19
MicroStrategy, Cl A*	207	36
MKS Instruments	18,210	671
Model N*	579	7
MoneyGram International*	3,801	33
Monolithic Power Systems	23,333	1,594
Monotype Imaging Holdings	9,802	259
MTS Systems	147	9
Multi-Fineline Electronix*	19,210	474
NeoPhotonics*	68,839	715
NETGEAR*	30,039	1,325
New Relic*	7,241	272
NIC	6,890	141
Nimble Storage*	37,933	397
NVE	143	9

Description	Shares	Market Value ($ Thousands)
OSI Systems*	2,923	$274
Paycom Software*	10,172	443
PDF Solutions*	5,225	58
PFSweb*	476	6
Photronics*	47,562	522
Plantronics	11,184	592
PMC-Sierra*	8,358	99
Progress Software*	3,814	91
Proofpoint*	20,185	1,480
Q2 Holdings*	16,680	458
QAD, Cl A	38,100	884
Qlik Technologies*	677	21
QLogic*	64,289	829
Qorvo*	213	12
Qualys*	2,283	88
Quantum*	121,039	107
QuinStreet*	6,305	31
Rambus*	739	9
RealD*	685	7
Reis	235	6
RetailMeNot*	28,121	274
RingCentral, Cl A*	59,144	1,355
Rubicon Project*	6,981	103
Ruckus Wireless*	43,101	494
Rudolph Technologies*	18,515	263
Sanmina*	32,660	741
ScanSource*	348	13
Science Applications International	4,948	249
SciQuest*	1,423	18
Shopify, Cl A* (A)	27,930	736
ShoreTel*	28,190	289
Sigma Designs*	17,150	149
Silicon Laboratories*	4,459	241
SPS Commerce*	5,191	386
Stamps.com*	4,644	471
Super Micro Computer*	338	8
SuperCom* (A)	86,400	398
Sykes Enterprises*	25,464	810
Synaptics*	221	20
Synchronoss Technologies*	197	8
SYNNEX	4,400	415
Tableau Software, Cl A*	5,138	499
Tech Data*	9,771	661
TeleTech Holdings	4,736	137
Tessco Technologies	800	17
Tessera Technologies	17,700	564
Ultimate Software Group*	1,031	204
Ultra Clean Holdings*	6,456	33
Ultratech*	65,200	1,083
United Online*	12,450	143
Universal Display*	190	10
Vasco Data Security International* (A)	9,200	172
Verint Systems*	5,059	237
Web.com Group*	445	11

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
WebMD Health, Cl A*	198	$9
WEX*	211	20
Wix.com*	2,071	52
Workiva, Cl A*	299	6
Xcerra*	152,737	924
XO Group*	9,972	168
Zendesk*	44,842	1,148
Zix*	11,433	64

		86,920

Materials — 2.6%
A. Schulman	11,100	384
AEP Industries*	862	79
Allegheny Technologies	46,400	588
Ampco-Pittsburgh	5,400	63
Balchem	179	12
Berry Plastics Group*	5,000	182
Boise Cascade*	225	7
Cabot	10,900	475
Carpenter Technology	19,900	715
Chemtura*	303	9
Clearwater Paper*	6,603	322
Cliffs Natural Resources (A)	7,307	16
Core Molding Technologies*	1,444	21
Deltic Timber	148	10
Domtar	9,100	374
Eagle Materials	12,906	891
FutureFuel	5,300	76
Glatfelter	15,000	267
Globe Specialty Metals	9,274	94
H.B. Fuller	317	13
Hawkins	175	7
Innophos Holdings	285	9
Kaiser Aluminum	3,100	266
KMG Chemicals	3,206	63
Koppers Holdings	4,639	106
Kraton Performance Polymers*	11,523	256
Louisiana-Pacific*	1,021	19
Minerals Technologies	26,459	1,628
Myers Industries	512	8
Neenah Paper	7,641	508
NovaGold Resources*	127,400	476
Olin	606	13
Olympic Steel	4,320	49
OMNOVA Solutions*	706	5
Patrick Industries*	13,917	577
PolyOne	47,430	1,707
Schweitzer-Mauduit International	4,500	188
Sensient Technologies	28,013	1,872
Silgan Holdings	25,624	1,392
Stepan	10,400	541
SunCoke Energy	4,230	16
Trecora Resources*	343	5
Trinseo*	584	17
US Concrete*	6,928	407

Description	Shares	Market Value ($ Thousands)
Wausau Paper	612	$6

		14,739

Telecommunication Services — 0.5%
8x8*	26,212	309
Boingo Wireless*	59,141	392
Cincinnati Bell*	18,384	69
Cogent Communications Holdings	361	12
FairPoint Communications*	318	6
General Communication, Cl A*	490	10
IDT, Cl B	7,100	89
Inteliquent	19,401	373
Intelsat* (A)	3,369	15
Iridium Communications* (A)	131,300	1,073
Lumos Networks	485	6
Shenandoah Telecommunications	225	11
Spok Holdings	10,200	188
Telephone & Data Systems	8,763	248
Vonage Holdings*	37,707	243

		3,044

Utilities — 3.3%
ALLETE	39,890	2,033
American States Water	1,829	76
Avista	11,839	410
Black Hills	5,413	232
Cadiz* (A)	61,000	228
California Water Service Group	5,200	117
Chesapeake Utilities	20,200	1,076
Empire District Electric	35,100	799
IDACORP	27,280	1,856
Laclede Group	22,490	1,312
New Jersey Resources	14,800	445
Northwest Natural Gas	1,148	56
NorthWestern	2,217	121
ONE Gas	6,729	328
Piedmont Natural Gas	3,759	219
PNM Resources	82,670	2,398
Portland General Electric	83,510	3,083
South Jersey Industries	32,739	752
Southwest Gas	40,350	2,263
Spark Energy, Cl A	238	4
Talen Energy*	7,487	58
UIL Holdings	2,004	102
WGL Holdings	5,678	350
York Water	288	7

		18,325

Total Common Stock (Cost $485,461) ($ Thousands)		539,796

EXCHANGE TRADED FUND — 0.1%
iShares Russell 2000 Growth Fund (A)	5,248	770

Total Exchange Traded Fund (Cost $727) ($ Thousands)		770

11	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Concluded)

November 30, 2015

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

	Number Of Rights
RIGHTS — 0.0%		$
Allos Therapeutics*‡‡	81,300		—
Furiex Pharmaceuticals*‡‡	3,900		—
Kinder Morgan Escrow*‡‡	69,896		—

Total Rights (Cost $—) ($ Thousands)			—

CONVERTIBLE BOND — 0.0%

Consumer Discretionary — 0.0%
Eddie Bauer Holdings
5.250%, 04/01/2014 (B) (C)	$2,856		4

Total Convertible Bond (Cost $444) ($ Thousands)			4

AFFILIATED PARTNERSHIP — 4.2%
SEI Liquidity Fund, L.P.
0.080%**† (D)	23,342,513		23,343

Total Affiliated Partnership (Cost $23,343) ($ Thousands)			23,343

CASH EQUIVALENT — 3.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%**†	21,497,475		21,497

Total Cash Equivalent (Cost $21,497) ($ Thousands)			21,497

Total Investments — 104.5% (Cost $531,472) ($ Thousands)			$585,410

Percentages are based on a Net Assets of $560,257 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2015.

‡	Real Estate Investment Trust.

‡‡	Expiration date is unavailable.

†	Investment in Affiliated Security.

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2015 (see Note 12). The total market value of securities on loan at November 30, 2015 was $22,526 ($ Thousands).

(B)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of November 30, 2015 was $4 ($ Thousands) and represented 0.0% of Net Assets.

(C)	Security in default on interest payments.

(D)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2015 was $23,343
($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

The following is a list of the level of inputs used as of November 30, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3 (1)	Total
Common Stock	$539,796	$—	$—	$539,796
Exchange Traded Fund	770	—	—	770
Rights	—	—	—	—
Convertible Bond	—	—	4	4
Affiliated Partnership	—	23,343	—	23,343
Cash Equivalent	21,497	—	—	21,497

Total Investments in Securities	$562,063	$23,343	$4	$585,410

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

For the period ended November 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

12	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund

November 30, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 87.8%

Consumer Discretionary — 11.4%
1-800-Flowers.com, Cl A*	22,339	$173
2U* (A)	25,880	624
Abercrombie & Fitch, Cl A (A)	95,700	2,447
AMC Entertainment Holdings, Cl A	28,827	732
American Axle & Manufacturing Holdings*	2,651	60
American Eagle Outfitters	82,798	1,289
America’s Car-Mart*	1,524	40
Apollo Education Group, Cl A*	2,345	17
Arctic Cat	16,496	367
Ascena Retail Group*	6,859	78
Bassett Furniture Industries	5,310	167
Big 5 Sporting Goods	8,035	78
Big Lots	29,053	1,307
Black Diamond*	5,036	25
Bloomin’ Brands	5,979	103
Blue Nile*	2,362	86
Boot Barn Holdings* (A)	46,540	489
Bravo Brio Restaurant Group*	7,869	84
Bright Horizons Family Solutions*	12,589	835
Brinker International	4,100	187
Brunswick	5,597	295
Buffalo Wild Wings*	4,291	688
Build-A-Bear Workshop, Cl A*	7,663	99
Burlington Stores*	14,064	677
Cabela’s* (A)	15,880	744
Caesars Entertainment* (A)	8,576	73
Callaway Golf	98,475	993
Capella Education	5,865	281
Career Education*	16,489	70
Carriage Services, Cl A	5,326	131
Cato, Cl A	3,099	122
Cavco Industries*	3,264	303
Central European Media Enterprises, Cl A*	13,975	31
Chegg* (A)	17,819	129
Cherokee*	1,852	35
Christopher & Banks*	16,824	24
Chuy’s Holdings*	1,871	62
Citi Trends	7,613	151
ClubCorp Holdings	24,290	436
Columbia Sportswear	740	35
Cooper Tire & Rubber	14,194	596
Core-Mark Holdings	615	52
Cracker Barrel Old Country Store (A)	2,242	282
Culp	3,722	105
Cumulus Media, Cl A*	43,271	17
Dave & Buster’s Entertainment*	16,607	637
Denny’s*	8,184	79
Diamond Resorts International* (A)	37,275	1,048
Dorman Products*	18,660	890
Drew Industries	1,070	65
DSW, Cl A	18,742	430

Description	Shares	Market Value ($ Thousands)
Entravision Communications, Cl A	21,035	$176
Ethan Allen Interiors	11,009	312
Express*	37,637	630
Fiesta Restaurant Group*	2,641	101
Five Below*	23,113	647
Fox Factory Holding*	2,479	44
Francesca’s Holdings*	1,600	24
Genesco*	14,850	804
Gentherm*	1,029	52
G-III Apparel Group*	691	32
Gray Television*	25,847	433
Harte-Hanks	26,566	100
Haverty Furniture	2,728	66
Helen of Troy*	4,993	516
Hooker Furniture	3,128	86
Horizon Global*	46,819	407
Houghton Mifflin Harcourt*	3,629	72
Imax*	6,915	262
Isle of Capri Casinos*	3,284	61
J Alexander’s Holdings*	1,731	18
Jack in the Box	10,832	803
Jamba*	5,777	81
K12*	4,989	51
Kirkland’s	2,253	33
Krispy Kreme Doughnuts*	2,279	32
La-Z-Boy, Cl Z	4,207	113
LGI Homes* (A)	5,488	183
Libbey	2,208	55
LifeLock*	3,010	43
Lithia Motors, Cl A	6,970	866
Loral Space & Communications*	4,411	195
Marriott Vacations Worldwide	10,971	667
Men’s Wearhouse	22,625	452
Metaldyne Performance Group	1,937	44
Modine Manufacturing*	5,895	55
Monarch Casino & Resort*	1,677	38
Monro Muffler	1,730	128
Morgans Hotel Group*	5,603	18
Motorcar Parts & Accessories*	5,049	202
Murphy USA*	11,402	679
National CineMedia	40,900	649
Nautilus*	1,999	38
New Home*	2,379	35
New York Times, Cl A	2,028	29
Nexstar Broadcasting Group, Cl A	14,739	864
Nutrisystem	5,886	135
Ollie’s Bargain Outlet Holdings* (A)	23,230	410
Outerwall	652	40
Overstock.com*	10,037	132
Oxford Industries	6,778	460
Papa John’s International	278	16
Papa Murphy’s Holdings*	1,361	17
Penn National Gaming*	40,465	645
Perry Ellis International*	2,422	50

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
PetMed Express (A)	4,327	$73
Pier 1 Imports (A)	38,951	263
Pinnacle Entertainment*	4,268	140
Planet Fitness, Cl A*	30,259	478
Pool	22,067	1,810
Popeyes Louisiana Kitchen*	459	27
Reading International, Cl A*	2,506	36
Red Robin Gourmet Burgers*	1,599	108
Rentrak*	584	28
Restoration Hardware Holdings*	3,570	321
Ruby Tuesday*	1,605	9
Ruth’s Hospitality Group	21,611	373
Scientific Games, Cl A*	2,635	24
Select Comfort*	22,435	530
Shoe Carnival	3,798	74
Shutterfly*	6,065	278
Sinclair Broadcast Group, Cl A	1,356	48
Six Flags Entertainment	3,403	177
Skechers U.S.A., Cl A*	1,125	34
Skullcandy*	18,540	75
Smith & Wesson Holding*	2,223	41
SodaStream International* (A)	67,200	975
Sportsman’s Warehouse Holdings*	7,008	80
Stage Stores	5,259	41
Stein Mart	9,663	75
Steiner Leisure*	342	21
Steven Madden*	40,603	1,295
Stoneridge*	3,234	47
Strattec Security	121	8
Strayer Education*	2,956	175
Sturm Ruger	839	44
TAL Education Group ADR*	2,789	123
Taylor Morrison Home, Cl A*	6,816	119
Tempur Sealy International*	12,119	963
Tenneco*	1,646	89
Texas Roadhouse, Cl A	18,525	648
Tile Shop Holdings*	23,196	393
Tilly’s, Cl A*	16,132	100
Tower International	10,065	309
Tumi Holdings*	1,974	35
Universal Electronics*	1,209	64
Vail Resorts	5,174	624
Vince Holding*	19,352	100
Vista Outdoor*	14,015	617
Visteon*	1,197	144
VOXX International, Cl A*	86,400	496
Weight Watchers International* (A)	5,851	154
Winmark	501	48
Wolverine World Wide	954	17
Zagg*	26,430	273
Zoe’s Kitchen* (A)	12,097	412

		45,305

Consumer Staples — 2.8%
Alico	359	15

Description	Shares	Market Value ($ Thousands)
Andersons	39,610	$1,365
B&G Foods, Cl A	25,197	952
Boston Beer, Cl A*	205	44
Calavo Growers	934	53
Cal-Maine Foods (A)	1,871	102
Casey’s General Stores	9,022	1,049
Central Garden and Pet, Cl A*	2,760	44
Chefs’ Warehouse*	21,429	420
Coca-Cola Bottling	193	37
Craft Brew Alliance*	1,004	10
Darling International*	81,110	888
Dean Foods	10,312	193
Diamond Foods*	1,612	65
Farmer Bros*	1,705	50
Fresh Del Monte Produce	9,892	432
Freshpet* (A)	34,757	299
Ingles Markets, Cl A	1,555	85
Inventure Foods*	5,203	39
J&J Snack Foods	245	29
John B Sanfilippo& Son	6,628	381
Lancaster Colony	1,208	140
Landec*	2,841	36
Limoneira	1,495	26
Medifast*	10,527	319
National Beverage*	1,626	71
Natural Health Trends	1,184	57
Omega Protein*	54,186	1,332
Pinnacle Foods	3,573	156
Post Holdings*	2,363	164
Snyder’s-Lance (A)	13,385	496
SpartanNash	6,005	130
SUPERVALU*	16,636	112
TreeHouse Foods*	12,560	1,086
USANA Health Sciences*	1,863	250
Vector Group	2,249	57

		10,984

Energy — 3.2%
Alon USA Energy	1,267	22
CARBO Ceramics (A)	82,200	1,532
Carrizo Oil & Gas*	33,335	1,346
Cloud Peak Energy*	3,030	8
Diamondback Energy	9,930	775
Dril-Quip*	6,003	379
Matador Resources*	21,774	560
Memorial Resource Development*	27,358	446
Oasis Petroleum* (A)	21,908	252
Oil States International*	25,750	817
Patterson-UTI Energy	28,435	461
PBF Energy, Cl A	59,896	2,425
Pioneer Energy Services*	6,211	16
Stone Energy*	117,000	853
Superior Energy Services	21,975	344
Teekay Tankers, Cl A	8,077	57
TETRA Technologies*	19,545	182

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Tidewater (A)	160,935	$1,530
US Silica Holdings	3,634	77
Western Refining	2,237	101
World Fuel Services	11,051	482

		12,665

Financials — 18.4%
Agree Realty‡	1,761	59
Alexander & Baldwin	1,305	49
Ambac Financial Group*	794	13
American Equity Investment Life Holding	13,900	373
American Homes 4 Rent, Cl A‡	31,625	531
Argo Group International Holdings	20,722	1,316
Armada Hoffler Properties‡	7,121	80
Ashford Hospitality Prime‡	1,925	27
Atlas Financial Holdings*	2,157	45
Banco Latinoamericano de Comercio Exterior, Cl E	2,000	56
Bancorp*	139,900	1,074
Bancorpsouth	6,382	172
Bank of the Ozarks	11,339	616
BankUnited	12,509	473
Banner	7,113	373
BBCN Bancorp	11,030	209
BGC Partners, Cl A	2,917	27
Blackstone Mortgage Trust, Cl A‡	56,299	1,627
Boston Private Financial Holdings	34,579	418
Capital Bank Financial, Cl A	16,579	559
Capitol Federal Financial	60,320	782
Cathay General Bancorp	400	14
Cedar Realty Trust‡	6,525	48
Central Pacific Financial	5,246	122
Chatham Lodging Trust‡	5,000	114
Chemical Financial	2,250	83
Chesapeake Lodging Trust‡	20,680	562
CNO Financial Group	38,975	788
Colony Financial‡	2,950	60
Columbia Banking System	22,405	796
Consolidated-Tomoka Land	788	47
CoreSite Realty‡	2,711	159
Corporate Office Properties Trust‡	46,383	1,034
Cowen Group, Cl A*	1,879	9
CubeSmart‡	5,200	151
CyrusOne‡	4,986	180
DCT Industrial Trust‡	15,525	593
Diamond Hill Investment Group	352	78
Eagle Bancorp*	32,804	1,792
Easterly Government Properties‡	4,091	73
EastGroup Properties‡	6,510	379
Education Realty Trust‡	26,468	975
Employers Holdings	26,404	724
Endurance Specialty Holdings	7,973	526
Equity One‡	27,249	742
EverBank Financial	27,790	480
Evercore Partners, Cl A	13,820	767

Description	Shares	Market Value ($ Thousands)
FBL Financial Group, Cl A	10,500	$717
FBR	26,300	557
FCB Financial Holdings, Cl A*	4,551	177
Federated Investors, Cl B	14,654	459
Federated National Holding	6,975	199
Fidelity Southern	562	13
Fifth Street Asset Management, Cl A	2,357	11
Financial Engines	1,187	43
First BanCorp*	29,858	112
First Citizens BancShares, Cl A	194	51
First Commonwealth Financial	116,065	1,142
First Financial Bancorp	2,506	51
First Horizon National	72,998	1,085
First Interstate Bancsystem, Cl A	16,452	500
First Merchants	1,574	43
First Midwest Bancorp	9,300	182
First NBC Bank Holding*	23,077	977
First Niagara Financial Group	167,160	1,802
FirstMerit	5,047	102
Flagstar Bancorp*	3,602	88
FNB (Pennsylvania)	94,800	1,377
Franklin Street Properties‡	5,967	62
Fulton Financial	11,696	169
GAMCO Investors, Cl A	1,691	111
Geo Group‡	8,730	256
GFI Group*	2,875	18
Great Western Bancorp	26,762	809
Green Dot, Cl A*	168,650	2,837
Hancock Holding	27,943	814
Hanover Insurance Group	25,926	2,193
HCI Group	256	10
Healthcare Realty Trust‡	4,100	111
Heartland Financial USA	829	32
Hercules Technology Growth Capital	66,830	773
Heritage Insurance Holdings*	13,590	305
Highwoods Properties‡	33,450	1,457
Hilltop Holdings*	2,070	46
HomeStreet*	7,169	155
Horace Mann Educators	42,424	1,482
Houlihan Lokey, Cl A	14,601	357
Hudson Pacific Properties‡	1,128	32
Iberiabank	28,675	1,817
Independent Bank	2,495	39
Infinity Property & Casualty	11,997	1,026
Inland Real Estate‡	15,429	148
International FCStone*	7,257	258
Investment Technology Group	14,200	285
Investors Bancorp	72,026	923
Janus Capital Group	9,354	148
Kennedy-Wilson Holdings	2,450	64
LendingTree*	1,291	132
Lexington Realty Trust‡	52,171	448
Maiden Holdings	4,587	71
Manning & Napier, Cl A	36,100	331

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
MarketAxess Holdings	4,388	$469
MB Financial	28,752	1,028
Meta Financial Group	177	8
MGIC Investment*	3,402	32
National General Holdings	6,564	144
National Penn Bancshares	29,878	373
National Storage Affiliates Trust‡	18,930	314
Navigators Group*	3,479	300
NBT Bancorp	8,900	268
Nelnet, Cl A	4,242	140
New Residential Investments‡	6,068	77
OFG Bancorp	303,723	2,539
Old National Bancorp	44,635	658
OneBeacon Insurance Group, Cl A	3,643	51
Opus Bank	251	10
Pacific Premier Bancorp*	822	19
PacWest Bancorp	22,412	1,054
Pebblebrook Hotel Trust‡	6,965	222
PennyMac Financial Services, Cl A*	3,165	51
Physicians Realty Trust‡	4,700	75
Piper Jaffray*	4,353	176
PRA Group*	2,023	84
PrivateBancorp, Cl A	31,671	1,397
PS Business Parks‡	2,755	244
Pzena Investment Management, Cl A	3,228	31
QTS Realty Trust*	15,220	643
Radian Group	4,808	69
RLJ Lodging Trust‡	5,301	129
S&T Bancorp	1,768	60
Saul Centers‡	3,748	209
Selective Insurance Group	22,700	783
ServisFirst Bancshares	3,174	156
Signature Bank NY*	4,260	674
Simmons First National, Cl A	2,551	147
South State	5,846	460
Sovran Self Storage‡	6,404	644
Sterling Bancorp	112,175	1,968
Stifel Financial*	10,166	461
Strategic Hotels & Resorts*‡	7,383	105
Summit Hotel Properties‡	3,600	48
Sunstone Hotel Investors‡	10,109	148
SVB Financial Group*	5,056	670
Symetra Financial	1,989	63
TCF Financial	171,891	2,633
Towne Bank	430	10
Umpqua Holdings	743	13
United Community Banks	12,400	259
United Insurance Holdings	5,703	108
Universal Health Realty Income Trust‡	909	48
Universal Insurance Holdings (A)	4,926	97
Urban Edge Properties‡	2,346	56
Urstadt Biddle Properties, Cl A‡	4,495	90
Validus Holdings	23,710	1,119
Walker & Dunlop*	2,916	86

Description	Shares	Market Value ($ Thousands)
Webster Financial	24,085	$968
Western Alliance Bancorp*	37,572	1,457
Westwood Holdings Group	236	14
Wintrust Financial	15,044	792
WisdomTree Investments	4,567	99
WP GLIMCHER‡	54,350	573
Xenia Hotels & Resorts‡	2,981	50

		73,255

Health Care — 14.0%
Abaxis	1,163	62
ABIOMED*	6,781	553
Acadia Healthcare*	11,085	765
ACADIA Pharmaceuticals*	13,822	525
Accelerate Diagnostics*	1,461	25
Acceleron Pharma*	761	33
Achillion Pharmaceuticals*	6,616	67
Acorda Therapeutics*	1,806	69
Addus HomeCare*	9,838	224
Advaxis*	1,534	19
Aerie Pharmaceuticals*	8,337	229
Affymetrix*	5,169	49
Agenus*	16,195	83
Aimmune Therapeutics*	9,768	209
Air Methods*	1,477	65
Akebia Therapeutics*	13,411	144
Akorn*	13,703	456
Alder Biopharmaceuticals*	10,042	374
Align Technology*	9,280	619
Almost Family*	626	27
AMAG Pharmaceuticals*	2,379	63
Amedisys*	3,851	156
Amicus Therapeutics*	30,801	331
AMN Healthcare Services*	4,573	135
Amsurg, Cl A*	37,734	3,172
Anacor Pharmaceuticals*	8,544	997
Analogic	26,779	2,237
AngioDynamics*	5,653	67
Anika Therapeutics*	5,789	243
Anthera Pharmaceuticals*	13,154	75
Applied Genetic Technologies*	1,808	31
Aratana Therapeutics*	16,779	98
Arena Pharmaceuticals*	14,909	36
Array BioPharma*	7,292	29
Atara Biotherapeutics*	748	29
Atrion	47	20
Avalanche Biotechnologies*	8,470	89
BioCryst Pharmaceuticals*	3,208	34
BioDelivery Sciences International*	4,736	29
Bio-Rad Laboratories, Cl A*	1,062	148
BioSpecifics Technologies*	6,314	306
BioTelemetry*	7,395	93
Calithera Biosciences*	1,737	14
Cambrex*	10,465	561
Cara Therapeutics*	4,887	81

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Cardiovascular Systems*	10,678	$171
Catalent*	3,073	86
Celldex Therapeutics*	4,322	78
Cellular Biomedicine Group*	1,254	29
Cempra* (A)	3,698	118
Centene*	1,782	103
Cepheid*	2,448	88
Charles River Laboratories International*	15,270	1,169
Chiasma*	8,405	187
Chimerix*	3,483	141
Cidara Therapeutics*	736	11
Clovis Oncology*	1,923	60
Coherus Biosciences*	914	28
Community Health Systems*	79,800	2,309
Computer Programs & Systems	1,451	71
Concert Pharmaceuticals*	6,693	153
CONMED	1,512	64
Corcept Therapeutics*	17,463	92
CorMedix* (A)	33,355	80
Cross Country Healthcare*	10,067	184
Curis*	8,955	25
Cynosure, Cl A*	17,993	757
Cytokinetics*	14,442	171
DBV Technologies ADR*	4,588	160
Depomed*	4,492	87
Dermira*	311	10
DexCom*	8,191	696
Dicerna Pharmaceuticals*	5,179	69
Diplomat Pharmacy* (A)	17,349	609
Durect*	35,914	85
Dyax*	20,634	695
Dynavax Technologies*	7,628	213
Eagle Pharmaceuticals* (A)	3,727	342
Emergent Biosolutions*	32,560	1,227
Enanta Pharmaceuticals*	3,203	101
Endologix*	7,499	76
Ensign Group	3,789	180
Epizyme*	1,498	24
Esperion Therapeutics* (A)	753	21
Exact Sciences*	4,302	39
ExamWorks Group*	4,228	112
Exelixis* (A)	22,188	127
FibroGen*	8,942	266
Five Prime Therapeutics*	4,080	157
Flamel Technologies ADR*	11,110	160
Flexion Therapeutics*	2,521	49
Genocea Biosciences*	3,811	24
Geron*	12,261	63
Glaukos*	8,656	224
Global Blood Therapeutics* (A)	1,044	49
Globus Medical, Cl A*	28,209	765
Greatbatch*	13,195	766
GW Pharmaceuticals ADR*	1,998	173
Halozyme Therapeutics*	4,943	88

Description	Shares	Market Value ($ Thousands)
HealthSouth	40,103	$1,411
HealthStream*	1,800	43
Heron Therapeutics* (A)	8,593	257
Heska*	671	23
Hill-Rom Holdings	3,291	168
HMS Holdings*	3,867	47
ICON*	8,263	614
ICU Medical*	2,058	233
Ignyta*	3,816	56
ImmunoGen*	11,098	151
Impax Laboratories*	1,949	86
Infinity Pharmaceuticals*	4,881	43
Insmed*	4,574	75
Insulet*	2,580	94
Integra LifeSciences Holdings*	43,025	2,698
Intra-Cellular Therapies, Cl A*	4,579	244
Ironwood Pharmaceuticals, Cl A*	6,007	73
Isis Pharmaceuticals*	3,152	192
K2M Group Holdings*	27,819	562
Kindred Healthcare	75,000	1,001
Kite Pharma* (A)	4,780	394
La Jolla Pharmaceutical*	757	26
Lannett* (A)	2,826	104
LDR Holding*	8,198	222
LeMaitre Vascular	1,250	19
Lexicon Pharmaceuticals*	3,208	44
LHC Group*	3,723	173
Ligand Pharmaceuticals, Cl B*	5,873	629
Lipocine*	9,680	134
LivaNova*	4,892	293
Luminex*	1,102	24
MacroGenics*	4,423	153
MannKind* (A)	10,932	22
Masimo*	4,582	190
MedAssets*	1,660	50
Medgenics*	1,969	14
Medicines*	10,084	424
Medidata Solutions*	2,125	97
Meridian Bioscience	5,987	117
Merit Medical Systems*	6,364	123
Merrimack Pharmaceuticals*	5,258	49
MiMedx Group*	5,519	49
Mirati Therapeutics*	269	10
Molina Healthcare*	6,018	363
Momenta Pharmaceuticals*	12,339	220
Myriad Genetics*	4,893	213
Natus Medical*	1,727	84
Navidea Biopharmaceuticals*	20,246	30
Nektar Therapeutics*	6,796	106
NeoGenomics*	25,215	201
Neovasc*	31,049	154
Neurocrine Biosciences*	12,059	656
Nevro*	14,088	851
NewLink Genetics*	1,506	55

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Northwest Biotherapeutics*	3,851	$18
Novavax*	19,655	168
NuVasive*	2,477	129
NxStage Medical*	12,842	251
Ophthotech*	1,661	106
OraSure Technologies*	28,200	176
Orexigen Therapeutics*	6,024	14
Orthofix International*	4,859	192
Osiris Therapeutics	1,893	19
Otonomy*	13,213	349
OvaScience*	1,269	12
Pacira Pharmaceuticals*	1,680	109
PAREXEL International*	1,720	117
PDL BioPharma (A)	55,421	210
Penumbra*	3,912	197
Peregrine Pharmaceuticals*	17,973	23
PerkinElmer	19,004	1,010
Pernix Therapeutics Holdings* (A)	24,834	75
Pfenex*	1,981	31
PharMerica*	4,518	154
Phibro Animal Health, Cl A	3,233	105
Portola Pharmaceuticals, Cl A*	5,798	288
Pozen*	12,367	94
Premier, Cl A*	14,573	501
Prestige Brands Holdings*	16,787	854
Progenics Pharmaceuticals*	16,124	108
Prothena*	4,656	328
PTC Therapeutics*	9,982	300
Radius Health*	5,175	315
RadNet*	3,768	23
Raptor Pharmaceutical*	13,184	83
Relypsa*	2,379	54
Repligen*	3,352	95
Retrophin*	4,821	108
Revance Therapeutics*	3,022	117
Rockwell Medical*	2,648	32
RTI Surgical*	4,942	19
Sage Therapeutics*	5,562	267
Sangamo BioSciences*	4,203	35
Sarepta Therapeutics*	2,065	76
Sciclone Pharmaceuticals*	42,757	392
SeaSpine Holdings*	1,538	25
Sequenom*	13,998	25
Sirona Dental Systems*	4,564	495
Sorrento Therapeutics* (A)	3,694	30
Spark Therapeutics*	449	26
STERIS	7,389	564
Sucampo Pharmaceuticals, Cl A*	9,521	163
Supernus Pharmaceuticals*	18,293	296
Surgical Care Affiliates*	3,525	131
SurModics*	3,054	64
Synergy Pharmaceuticals*	26,048	164
Team Health Holdings*	15,210	839
Teleflex	5,255	692

Description	Shares	Market Value ($ Thousands)
TESARO*	8,991	$459
Tetraphase Pharmaceuticals*	2,226	24
TherapeuticsMD*	10,641	80
Theravance	3,830	35
Threshold Pharmaceuticals*	9,108	32
Trevena*	17,479	220
Triple-S Management, Cl B*	7,316	193
Trupanion*	2,601	21
Ultragenyx Pharmaceutical*	8,097	796
US Physical Therapy	2,981	158
Vanda Pharmaceuticals*	3,122	31
Vascular Solutions*	1,767	63
Vocera Communications*	2,820	37
WellCare Health Plans*	2,976	245
Wright Medical Group*	424	9
Xencor*	15,905	256
Zafgen* (A)	3,942	67
Zeltiq Aesthetics*	3,416	104
ZIOPHARM Oncology*	5,461	71
Zogenix*	709	11
ZS Pharma*	878	79

		55,926

Industrials — 15.5%
AAR	6,815	167
Acacia Research	311,285	1,840
ACCO Brands*	226,753	1,751
Actuant, Cl A	73,103	1,810
Acuity Brands	999	231
Advisory Board*	1,241	67
Air Transport Services Group*	1,585	15
Allegiant Travel, Cl A	876	153
Allied Motion Technologies	3,301	79
Altra Industrial Motion	17,904	502
American Woodmark*	6,068	498
Apogee Enterprises	13,539	680
Astronics*	2,673	103
Astronics, Cl B*	207	8
Atlas Air Worldwide Holdings*	44,900	1,855
Barnes Group	20,825	802
Barrett Business Services	775	35
Beacon Roofing Supply*	7,106	304
Blount International*	7,263	42
Brink’s	1,855	60
Builders FirstSource*	11,689	157
CAI International*	1,455	16
Carlisle	8,441	747
Casella Waste Systems, Cl A*	7,159	49
CEB	2,994	231
Clean Harbors*	19,059	825
Comfort Systems USA	14,038	446
Commercial Vehicle Group*	7,181	24
Continental Building Products*	13,507	246
Covenant Transportation Group, Cl A*	6,314	133
CRA International*	3,087	70

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Crane	35,700	$1,857
Cubic	1,693	82
Curtiss-Wright	9,190	647
Deluxe	87	5
DigitalGlobe*	3,453	58
Douglas Dynamics	4,355	101
Ducommun*	6,503	109
DXP Enterprises*	24,900	815
Dycom Industries*	13,238	1,157
Echo Global Logistics*	1,486	35
EMCOR Group	43,075	2,171
Ennis	8,121	162
Enphase Energy* (A)	20,887	35
EnPro Industries	16,766	841
Exponent	2,322	120
Forward Air	15,750	757
FreightCar America	2,266	55
G&K Services, Cl A	12,651	843
Generac Holdings*	29,973	962
Genesee & Wyoming, Cl A*	8,761	607
Gibraltar Industries*	5,120	137
Global Brass & Copper Holdings	9,070	211
GP Strategies*	418	12
H&E Equipment Services	31,882	638
Hawaiian Holdings*	3,834	139
HEICO, Cl A	2,830	123
Heidrick& Struggles International	4,059	117
Hexcel	35,536	1,673
Hillenbrand	1,442	44
Hub Group, Cl A*	4,140	160
Huron Consulting Group*	22,849	1,325
Hyster-Yale Materials Handling	14,503	839
IDEX	9,502	749
Insperity	7,885	340
Insteel Industries	2,533	62
Interface, Cl A	43,053	856
ITT	43,515	1,728
John Bean Technologies	5,376	263
KAR Auction Services	14,926	566
Kforce	10,183	274
Kirby*	10,257	663
Knoll	5,891	131
Korn/Ferry International	20,934	770
LB Foster, Cl A	84,427	1,047
Lincoln Electric Holdings	9,679	546
Lindsay Manufacturing	2,081	145
Matson	5,590	289
Matthews International, Cl A	14,441	864
Meritor*	7,748	83
Middleby*	5,435	598
Miller Industries	1,516	33
Mistras Group*	472	10
Mobile Mini	2,308	82
Moog, Cl A*	1,276	84

Description	Shares	Market Value ($ Thousands)
Multi-Color	8,000	$500
MYR Group*	3,126	66
Navigant Consulting*	1,900	33
Nortek*	920	44
On Assignment*	4,314	201
Orion Marine Group*	5,873	26
Paylocity Holding*	14,408	633
PGT*	3,564	40
Ply Gem Holdings*	3,606	48
Primoris Services	3,982	92
Proto Labs*	12,706	860
RBC Bearings*	7,538	532
Regal-Beloit	25,355	1,634
Republic Airways Holdings*	4,700	20
Resources Connection	6,069	111
Rush Enterprises, Cl A*	4,638	113
Sparton*	1,824	39
Standex International	8,087	723
Steelcase, Cl A	20,364	407
Swift Transporation, Cl A*	13,830	221
Taser International*	2,195	41
Team*	20,090	767
Teledyne Technologies*	5,405	500
Tennant	715	45
Tetra Tech	32,713	909
Titan Machinery*	67,685	851
Trex*	1,012	44
TriMas*	46,971	1,016
TriNet Group*	38,798	766
Triumph Group	97,286	3,896
TrueBlue*	15,222	446
UniFirst	1,945	211
United Rentals*	4,825	380
Universal Forest Products	324	25
US Ecology	3,150	119
USA Truck*	3,085	62
USG*	5,189	125
Valmont Industries	1,969	231
Vectrus*	738	18
Viad	5,145	159
Watts Water Technologies, Cl A	14,843	824
Wesco Aircraft Holdings*	212,840	2,848
West	390	10
XPO Logistics*	1,894	58

		61,660

Information Technology — 17.1%
ACI Worldwide*	31,650	744
Advanced Energy Industries*	12,443	363
Alliance Fiber Optic Products	10,492	166
Ambarella* (A)	3,987	250
American Software, Cl A	3,120	32
Amkor Technology*	10,751	73
Applied Optoelectronics* (A)	7,551	142
Aspen Technology*	22,571	992

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Autobytel*	8,259	$203
AVG Technologies*	5,434	115
Axcelis Technologies*	4,347	12
Barracuda Networks*	4,561	87
Belden	3,522	221
Benchmark Electronics*	8,846	190
Black Box	74,159	839
Blackbaud	22,040	1,362
Blackhawk Network Holdings, Cl A*	2,435	115
Blucora*	3,191	34
BroadSoft*	36,677	1,468
Cabot Microelectronics*	6,523	274
CACI International, Cl A*	10,154	1,018
CalAmp*	10,119	187
Calix*	1,185	9
Callidus Software*	6,312	131
Carbonite*	9,161	89
Cascade Microtech*	893	15
Cavium*	15,585	1,046
Checkpoint Systems	12,366	78
Ciena*	42,496	1,064
Cimpress* (A)	10,602	978
Cirrus Logic*	9,639	319
Clearfield*	2,169	29
Coherent*	11,167	758
Cohu	842	11
comScore*	1,308	55
Comtech Telecommunications	1,710	38
Convergys	25,710	662
Cornerstone OnDemand*	4,954	178
CoStar Group*	3,731	781
Cray*	2,706	94
CSG Systems International	601	22
Datalink*	4,076	30
Demandware*	2,139	109
DHI Group*	9,981	93
Diebold	22,509	780
EarthLink Holdings	4,156	38
Ebix	1,261	47
Electronics For Imaging*	2,851	140
Ellie Mae*	4,225	270
EMCORE*	17,488	127
Endurance International Group Holdings*	1,911	27
Entegris*	54,285	739
Envestnet*	3,492	113
EPAM Systems*	4,448	350
ePlus*	2,090	184
Euronet Worldwide*	15,893	1,235
EVERTEC	1,293	22
ExlService Holdings*	22,096	1,033
Extreme Networks*	12,100	54
Fair Isaac	10,385	989
FEI	1,343	107
FleetMatics Group*	4,458	266

Description	Shares	Market Value ($ Thousands)
FormFactor*	12,229	$107
Forrester Research	1,800	59
Fortinet*	11,468	413
Gigamon*	13,120	355
GoDaddy, Cl A* (A)	4,403	137
GrubHub*	2,800	72
GTT Communications*	6,470	137
Guidewire Software*	22,321	1,324
Hackett Group	1,606	30
Heartland Payment Systems	18,738	1,487
HomeAway*	12,430	440
HubSpot*	18,874	1,023
II-VI*	10,078	188
Immersion*	14,441	194
Imperva*	4,196	313
Infinera*	38,404	865
Infoblox*	22,810	343
Inphi*	30,730	988
Insight Enterprises*	3,736	100
Integrated Device Technology*	21,985	616
Integrated Silicon Solution	578	13
Interactive Intelligence Group*	3,430	118
InterDigital	700	37
Ixia*	80,442	1,051
IXYS	3,425	44
j2 Global	13,207	1,063
Limelight Networks*	8,097	14
Liquidity Services*	3,026	21
Littelfuse	5,985	650
LivePerson*	5,237	41
LogMeIn*	3,552	254
Lumentum Holdings*	42,569	851
Luxoft Holding, Cl A*	6,259	485
MA-Com Technology Solutions*	23,743	877
Manhattan Associates*	8,441	647
ManTech International, Cl A	703	24
Marketo*	2,555	77
Mattson Technology*	25,585	76
MAXIMUS	7,642	434
MaxLinear, Cl A*	10,694	187
Mellanox Technologies*	5,190	233
Mentor Graphics	35,031	656
Methode Electronics	7,276	263
Microsemi*	2,550	92
MicroStrategy, Cl A*	460	80
MKS Instruments	23,176	855
Model N*	3,527	41
MoneyGram International*	2,700	24
Monolithic Power Systems	21,835	1,492
Monotype Imaging Holdings	11,217	296
MTS Systems	1,271	81
Multi-Fineline Electronix*	9,798	242
NCR*	23,800	645
NeoPhotonics*	31,757	330

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
NETGEAR*	8,873	$391
New Relic*	3,775	142
NIC	4,097	84
Nimble Storage*	5,110	54
NVE	896	53
Open Text	32,000	1,550
Orbotech*	37,100	758
OSI Systems*	28,104	2,631
Pandora Media*	12,596	174
Paycom Software*	6,048	264
PFSweb*	6,320	83
Photronics*	15,205	167
Plantronics	487	26
PMC-Sierra*	4,649	55
Progress Software*	1,955	47
Proofpoint*	12,275	900
PTC*	28,358	1,022
Q2 Holdings*	10,348	284
Qlik Technologies*	28,236	898
QLogic*	25,377	327
Qorvo*	1,261	73
Qualys*	1,288	50
Quantum*	76,313	67
QuinStreet*	4,741	23
Rambus*	5,553	66
RealD*	5,734	60
Reis	441	11
RetailMeNot*	17,519	171
RingCentral, Cl A*	25,974	595
Rubicon Project*	5,170	76
Ruckus Wireless*	8,007	92
Rudolph Technologies*	9,654	137
Sanmina*	6,554	149
Science Applications International	2,770	139
Semtech*	44,925	903
ShoreTel*	14,698	151
Sigma Designs*	16,126	140
Silicon Graphics International* (A)	255,235	1,496
Silicon Laboratories*	17,653	955
SolarWinds*	4,761	278
Solera Holdings	2,750	148
SPS Commerce*	6,392	475
SS&C Technologies Holdings	7,427	534
Stamps.com*	3,045	309
Super Micro Computer*	1,825	45
Sykes Enterprises*	12,410	395
Synaptics*	8,486	762
Synchronoss Technologies*	1,551	61
Tableau Software, Cl A*	5,155	500
Take-Two Interactive Software*	42,638	1,508
Tech Data*	1,803	122
TeleTech Holdings	2,381	69
Tessera Technologies	8,491	270
Tyler Technologies*	656	117

Description	Shares	Market Value ($ Thousands)
Ultimate Software Group*	3,693	$729
Ultra Clean Holdings*	6,120	31
United Online*	7,601	87
Universal Display*	1,484	78
Vasco Data Security International* (A)	6,484	121
VeriFone Holdings*	10,228	293
Verint Systems*	15,300	717
Virtusa*	14,890	733
Web.com Group*	2,015	49
WebMD Health, Cl A*	1,365	62
WEX*	3,347	316
Wix.com*	1,025	25
Workiva, Cl A*	4,472	84
Xcerra*	11,213	68
XO Group*	10,922	184
Zendesk*	5,286	135
Zix*	6,289	35

		68,086

Materials — 3.0%
AEP Industries*	981	89
Allegheny Technologies	49,140	623
American Vanguard	24,500	386
Balchem	1,416	97
Berry Plastics Group*	44,967	1,635
Boise Cascade*	2,070	65
Cabot	18,259	795
Chemtura*	23,933	735
Clearwater Paper*	1,058	52
Cliffs Natural Resources	3,258	7
Core Molding Technologies*	2,473	35
Deltic Timber	531	35
FutureFuel	1,090	16
Globe Specialty Metals	6,048	62
H.B. Fuller	8,707	347
Hawkins	1,227	50
Headwaters*	37,470	718
Innophos Holdings	19,246	572
KMG Chemicals	2,775	55
Koppers Holdings	4,806	110
Kraton Performance Polymers*	6,008	134
Louisiana-Pacific*	12,742	234
LSB Industries*	84,027	597
Minerals Technologies	682	42
Myers Industries	4,169	65
Neenah Paper	3,117	207
Olin	30,955	674
Olympic Steel	3,494	39
OMNOVA Solutions*	5,345	40
Patrick Industries*	8,963	371
PolyOne	25,326	911
Sensient Technologies	9,863	659
Silgan Holdings	10,223	555
Summit Materials, Cl A*	24,339	554
Trecora Resources*	2,325	34

9	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Trinseo*	329	$9
US Concrete*	3,907	230
Wausau Paper	5,536	57

		11,896

Telecommunication Services — 0.4%
8x8*	13,667	161
Boingo Wireless*	21,509	142
Cincinnati Bell*	3,833	15
Cogent Communications Holdings	17,712	594
FairPoint Communications*	2,920	54
General Communication, Cl A*	4,590	95
IDT, Cl B	3,500	44
Inteliquent	2,854	55
Intelsat*	2,341	11
Lumos Networks	5,912	70
Shenandoah Telecommunications	1,817	88
Telephone & Data Systems	4,569	129
Vonage Holdings*	16,922	109

		1,567

Utilities — 2.0%
American States Water	1,039	43
Avista	1,651	57
Black Hills	1,183	51
California Water Service Group	2,802	63
Great Plains Energy	60,872	1,643
IDACORP	10,461	712
Laclede Group	14,640	854
New Jersey Resources	7,765	233
NorthWestern	9,646	526
ONE Gas	3,910	191
Piedmont Natural Gas	2,118	123
PNM Resources	33,020	958
Portland General Electric	57,364	2,118
Spark Energy, Cl A	1,825	33
UIL Holdings	1,498	76
WGL Holdings	3,171	196
York Water	1,607	38

		7,915

Total Common Stock (Cost $323,352) ($ Thousands)		349,259

EXCHANGE TRADED FUNDS — 0.5%
iShares Russell 2000 ETF (A)	8,566	1,020
iShares Russell 2000 Growth Fund	7,235	1,062

Total Exchange Traded Funds (Cost $1,848) ($ Thousands)		2,082

	Number Of Rights

RIGHTS — 0.0%
Furiex Pharmaceuticals*‡‡	300	—

Total Rights (Cost $—) ($ Thousands)		—

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 3.9%
SEI Liquidity Fund, L.P.
0.080%**† (B)	15,654,156	$15,654

Total Affiliated Partnership (Cost $15,654) ($ Thousands)		15,654

CASH EQUIVALENT — 5.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%**†	22,644,777	22,645

Total Cash Equivalent (Cost $22,645) ($ Thousands)		22,645

U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Bills
0.130%, 02/04/2016 (C) (D)	$1,485	1,485

Total U.S. Treasury Obligation (Cost $1,485) ($ Thousands)		1,485

Total Investments — 98.3% (Cost $364,984) ($ Thousands)		$391,125

A list of the open futures contracts held by the Fund at November 30, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	255	Dec-2015	$471

For the period ended November 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $397,875 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2015.

‡	Real Estate Investment Trust.

‡‡	Expiration date is unavailable.

†	Investment in Affiliated Security.

(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2015 (see Note 12). The total market value of securities on loan at November 30, 2015 was $15,270 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2015 was $15,654 ($ Thousands).

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

The following is a list of the level of inputs used as of November 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund (Concluded)

November 30, 2015

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$349,259	$—	$—	$349,259
Exchange Traded Funds	2,082	—	—	2,082
Rights	—	—	—	—
Affiliated Partnership	—	15,654	—	15,654
Cash Equivalent	22,645	—	—	22,645
U.S. Treasury Obligation	—	1,485	—	1,485

Total Investments in Securities	$373,986	$17,139	$—	$391,125

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts* Unrealized Appreciation	$471	$—	$—	$471

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

11	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.5%

Consumer Discretionary — 14.3%
2U* (A)	233,363	$5,629
Abercrombie & Fitch, Cl A (A)	73,740	1,886
Advance Auto Parts	13,245	2,155
American Axle & Manufacturing Holdings*	6,252	142
American Eagle Outfitters	261,584	4,073
America’s Car-Mart*	5,812	154
Aramark	34,705	1,132
Arctic Cat	23,322	519
Ascena Retail Group*	210,676	2,387
Big Lots	37,900	1,705
Blue Nile*	9,007	328
BorgWarner	39,197	1,673
Bravo Brio Restaurant Group*	63,734	680
Bright Horizons Family Solutions*	49,727	3,298
Brinker International	15,900	725
Brunswick	76,234	4,012
Buffalo Wild Wings*	16,254	2,604
Burlington Stores*	31,040	1,493
Cabela’s* (A)	54,059	2,534
CalAtlantic Group	59,495	2,505
Caleres	68,388	1,922
Callaway Golf	207,397	2,091
Capella Education	13,560	651
Carmike Cinemas*	139,400	3,046
Carriage Services, Cl A	20,311	501
Carter’s	64,186	5,535
Cavco Industries*	4,530	420
Central European Media Enterprises, Cl A*	53,294	118
Cherokee*	7,065	135
Children’s Place	27,501	1,329
Chuy’s Holdings*	13,386	445
Columbia Sportswear	1,733	81
Cooper Tire & Rubber	34,700	1,457
Crocs*	69,800	777
Darden Restaurants	32,895	1,848
Dave & Buster’s Entertainment*	47,886	1,836
Destination XL Group*	76,200	381
Diamond Resorts International* (A)	119,500	3,359
Dillard’s, Cl A	20,600	1,545
Dollar General	21,805	1,426
Dorman Products*	26,381	1,259
DR Horton	72,710	2,349
Drew Industries	4,081	247
DSW, Cl A	165,857	3,808
Dunkin’ Brands Group	84,659	3,591
Ethan Allen Interiors	15,564	441
Express*	48,339	809
Fiesta Restaurant Group*	17,189	661
Five Below*	209,021	5,855
Fox Factory Holding*	11,885	211
GameStop, Cl A (A)	37,900	1,328

Description	Shares	Market Value ($ Thousands)
Gannett	18,350	$313
Gentherm*	3,922	199
G-III Apparel Group*	8,339	382
Goodyear Tire & Rubber	125,579	4,380
Grand Canyon Education*	115,643	4,582
Gray Television*	14,579	244
Group 1 Automotive	14,300	1,161
H&R Block	68,485	2,513
Harley-Davidson	26,354	1,289
Harman International Industries	17,375	1,793
Hasbro	15,020	1,098
Helen of Troy*	28,290	2,926
Hibbett Sports* (A)	132,966	4,363
Horizon Global*	66,191	575
Imax*	78,129	2,960
Interpublic Group	52,550	1,209
Isle of Capri Casinos*	100	2
Jack in the Box	29,994	2,224
Jamba*	24,601	344
Jarden*	42,575	1,987
Kirkland’s	8,591	126
Kohl’s	42,458	2,001
Krispy Kreme Doughnuts*	8,693	123
La-Z-Boy, Cl Z	64,866	1,739
Lear	39,305	4,949
Libbey	142,920	3,586
LifeLock*	11,477	166
Lions Gate Entertainment	44,370	1,506
Lithia Motors, Cl A	27,330	3,395
LKQ*	285,864	8,430
MDC Partners, Cl A	167,800	3,616
Men’s Wearhouse	31,993	640
Metaldyne Performance Group	7,387	166
Monarch Casino & Resort*	6,394	143
Monro Muffler	25,965	1,922
Morgans Hotel Group*	21,367	67
Motorcar Parts & Accessories*	6,142	246
Murphy USA*	16,123	960
National CineMedia	679,430	10,783
New Home*	9,074	133
Newell Rubbermaid	61,225	2,734
Nexstar Broadcasting Group, Cl A	1,894	111
Ollie’s Bargain Outlet Holdings* (A)	91,135	1,610
Outerwall	2,486	154
Oxford Industries	8,943	608
Penn National Gaming*	94,193	1,502
Pier 1 Imports (A)	55,068	372
Pinnacle Entertainment*	10,132	332
Planet Fitness, Cl A* (A)	118,721	1,877
Polaris Industries	11,574	1,220
Pool	45,224	3,710
Popeyes Louisiana Kitchen*	1,752	101
Reading International, Cl A*	9,556	138
Red Robin Gourmet Burgers*	8,905	601

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Rent-A-Center, Cl A	29,900	$513
Rentrak*	2,225	108
Restaurant Brands International	54,150	1,981
Restoration Hardware Holdings*	21,193	1,905
Ruth’s Hospitality Group	26,072	450
Sally Beauty Holdings*	288,943	7,472
Scientific Games, Cl A*	10,049	93
Sequential Brands Group* (A)	105,400	943
ServiceMaster Global Holdings*	217,511	8,152
Shoe Carnival	15,600	304
Shutterfly*	45,864	2,105
Sinclair Broadcast Group, Cl A	5,170	181
Skechers U.S.A., Cl A*	7,572	229
Smith & Wesson Holding*	8,479	155
Sportsman’s Warehouse Holdings*	45,868	525
Stage Stores (A)	43,100	334
Starwood Hotels & Resorts Worldwide	3,100	223
Starz*	11,600	409
Steven Madden*	70,413	2,246
Stoneridge*	12,333	181
Strattec Security	280	18
Strayer Education*	5,994	355
Sturm Ruger	3,200	167
TAL Education Group ADR*	19,857	874
TEGNA	148,569	4,197
Tempur Sealy International*	38,880	3,091
Tenneco*	17,190	926
Tile Shop Holdings*	110,119	1,865
Tower International	11,104	341
Tribune Publishing	65,200	664
Tumi Holdings*	150,235	2,653
Ulta Salon Cosmetics & Fragrance*	4,100	685
Universal Electronics*	4,610	244
Vail Resorts	20,081	2,422
Visteon*	20,035	2,402
Wendy’s	138,500	1,456
Whirlpool	6,200	1,008
Winmark	1,911	182
Wolverine World Wide	217,565	3,957
Wyndham Worldwide	22,892	1,738
Zoe’s Kitchen* (A)	47,478	1,615

		242,776

Consumer Staples — 2.9%
Alico	570	24
B&G Foods, Cl A	5,207	197
Boston Beer, Cl A*	7,108	1,518
Calavo Growers	3,562	201
Cal-Maine Foods (A)	37,557	2,047
Casey’s General Stores	45,928	5,340
Chefs’ Warehouse* (A)	84,052	1,646
Coca-Cola Bottling	736	143
Coca-Cola Enterprises	28,961	1,457
Craft Brew Alliance*	7,334	71
Darling Ingredients*	230,916	2,528

Description	Shares	Market Value ($ Thousands)
Diamond Foods*	6,146	$249
Farmer Bros*	6,503	190
Flowers Foods	57,765	1,359
Fresh Del Monte Produce	35,600	1,556
Freshpet* (A)	136,371	1,174
Hain Celestial Group*	32,896	1,405
Hershey	19,939	1,721
Ingredion	16,063	1,583
Inventure Foods*	24,418	185
J&J Snack Foods	934	109
JM Smucker	15,263	1,850
Kroger	25,407	957
Landec*	193,236	2,475
Limoneira	5,703	97
Medifast*	12,809	388
Molson Coors Brewing, Cl B	15,590	1,435
National Beverage*	6,201	269
Natural Health Trends	800	39
Omega Protein*	90,700	2,229
Post Holdings*	39,005	2,712
Rite Aid*	443,544	3,495
Snyder’s-Lance (A)	18,923	701
Spectrum Brands Holdings	12,345	1,169
SUPERVALU*	135,500	911
Sysco	36,923	1,517
TreeHouse Foods*	29,213	2,526
Weis Markets	17,700	733
WhiteWave Foods, Cl A*	32,015	1,301

		49,507

Energy — 4.0%
Alberta Oilsands*	1,600,500	108
Approach Resources* (A)	590,886	1,318
Ardmore Shipping	72,100	903
Atwood Oceanics (A)	15,300	243
Bill Barrett*	552,300	3,468
Carrizo Oil & Gas*	53,921	2,177
Core Laboratories	35,037	4,140
Diamondback Energy	24,387	1,903
Dril-Quip*	57,258	3,614
Energy XXI Bermuda (A)	11,413	18
EQT	21,167	1,211
Green Plains Renewable Energy	41,200	976
Gulfport Energy*	49,900	1,269
Matador Resources*	93,476	2,402
Matrix Service*	157,029	3,610
Memorial Resource Development*	38,678	630
Nabors Industries	67,900	687
Navigator Holdings*	76,900	1,037
Newfield Exploration*	29,973	1,147
Newpark Resources*	85,200	554
Noble (A)	50,500	670
Oasis Petroleum* (A)	82,122	944
Oil States International*	48,507	1,539
Pacific Ethanol* (A)	275,700	1,376

2	SEI Institutional Investments Trust / Semi Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Parsley Energy, Cl A*	102,053	$2,005
PBF Energy, Cl A	23,100	935
Pioneer Natural Resources	11,058	1,601
Rice Energy*	97,760	1,318
RigNet* (A)	239,939	5,300
Scorpio Tankers	389,500	3,369
Spectra Energy	27,170	712
StealthGas*	185,000	725
Superior Energy Services	142,594	2,234
Synergy Resources*	277,741	3,164
Tesoro	28,900	3,328
TETRA Technologies*	108,600	1,012
US Silica Holdings	19,082	406
Western Refining	7,386	334
Westmoreland Coal* (A)	167,600	1,006
Whiting Petroleum*	103,156	1,703
World Fuel Services	15,624	681
WPX Energy*	210,183	1,803

		67,580

Financials — 22.2%
1st Source	880	30
Alexandria Real Estate Equities‡	29,017	2,672
Allied World Assurance Holdings	45,000	1,634
Allstate	18,459	1,159
Altisource Portfolio Solutions*	1,500	43
American Campus Communities‡	94,197	3,806
American Financial Group	101,262	7,493
Ameriprise Financial	11,488	1,298
AmTrust Financial Services	41,897	2,619
Apartment Investment & Management, Cl A‡	12,990	495
Arch Capital Group*	65,227	4,727
Ares Capital	41,500	657
Arthur J Gallagher	46,625	2,040
Ashford*	670	41
Ashford Hospitality Prime‡	3,000	43
Ashford Hospitality Trust‡	83,700	588
Aspen Insurance Holdings	34,400	1,738
Associated Banc	59,600	1,222
Assurant	23,035	1,970
Atlas Financial Holdings*	8,224	173
AvalonBay Communities‡	4,313	784
Banco Latinoamericano de Comercio Exterior, Cl E	65,100	1,807
Bancorpsouth	99,846	2,686
Bank of the Ozarks	118,288	6,421
BankUnited	17,685	669
Banner	18,137	952
BioMed Realty Trust‡	26,400	620
Blackstone Mortgage Trust, Cl A‡	139,679	4,037
Boston Private Financial Holdings	48,887	592
Boston Properties‡	3,700	462
Brandywine Realty Trust‡	121,300	1,669
Brixmor Property Group‡	86,391	2,169
Calamos Asset Management, Cl A	11,904	113

Description	Shares	Market Value ($ Thousands)
Camden Property Trust‡	2,350	$179
CareTrust‡	2,418	27
CatchMark Timber Trust, Cl A‡	219,900	2,496
CBL & Associates Properties‡	70,700	924
Cedar Realty Trust‡	330,000	2,416
Central Pacific Financial	138,100	3,209
Chatham Lodging Trust‡	37,400	852
Chesapeake Lodging Trust‡	6,150	167
Chimera Investment‡	49,040	691
CNA Financial	28,100	1,032
CNO Financial Group	377,473	7,636
Columbia Property Trust‡	11,250	282
Comerica	81,207	3,764
Community Trust Bancorp	17,255	633
Consolidated-Tomoka Land	3,006	179
Corporate Office Properties Trust‡	65,575	1,462
CubeSmart‡	71,798	2,091
Customers Bancorp*	127,100	3,940
CYS Investments‡	125,100	948
DCT Industrial Trust‡	4,750	181
DDR‡	129,686	2,211
Diamond Hill Investment Group	693	153
DiamondRock Hospitality‡	129,724	1,444
Digital Realty Trust‡	24,585	1,773
Dime Community Bancshares	43,800	811
Douglas Emmett‡	12,800	396
Duke Realty‡	142,249	2,895
DuPont Fabros Technology‡	79,500	2,627
E*TRADE Financial*	134,415	4,090
Eagle Bancorp*	46,386	2,534
Easterly Government Properties‡	15,603	279
EastGroup Properties‡	24,827	1,445
Education Realty Trust‡	37,420	1,379
Employers Holdings	128,035	3,510
Endurance Specialty Holdings	47,096	3,106
Equinix‡	6,986	2,071
Equity Commonwealth *‡	100,800	2,784
Equity Lifestyle Properties‡	2,950	184
Equity One‡	38,524	1,049
Equity Residential‡	11,800	942
Essex Property Trust‡	1,371	316
Evercore Partners, Cl A	37,710	2,094
Everest Re Group	11,600	2,140
Extra Space Storage‡	3,050	255
FBR	89,935	1,903
Federated Investors, Cl B	20,717	649
FelCor Lodging Trust‡	180,300	1,446
Fidelity & Guaranty Life	75,800	1,947
Fifth Street Asset Management, Cl A	4,745	22
Financial Engines (A)	97,614	3,517
First BanCorp*	228,488	857
First Foundation*	28,500	654
First Horizon National	103,202	1,535
First NBC Bank Holding*	32,626	1,381

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
First Niagara Financial Group	111,800	$1,205
First Republic Bank	28,800	1,983
Flushing Financial	66,600	1,517
FNF Group	128,511	4,607
FNFV Group*	105,100	1,176
Four Corners Property Trust*	2	—
Franklin Street Properties‡	136,350	1,428
Fulton Financial	234,846	3,398
General Growth Properties‡	11,920	304
Geo Group‡	151,400	4,439
Gramercy Property Trust‡	90,875	2,171
Hancock Holding	130,404	3,797
Hanover Insurance Group	82,936	7,016
Hartford Financial Services Group	30,771	1,404
Hatteras Financial‡	26,800	377
HCP‡	10,850	385
Hercules Technology Growth Capital	94,482	1,093
Horace Mann Educators	69,814	2,439
Hospitality Properties Trust‡	99,100	2,752
Host Hotels & Resorts‡	124,494	2,067
Houlihan Lokey, Cl A	57,303	1,401
Huntington Bancshares	625,498	7,312
Iberiabank	39,320	2,492
Impac Mortgage Holdings*	200	4
Infinity Property & Casualty	15,207	1,300
International Bancshares	47,046	1,435
Investment Technology Group	72,529	1,456
Investors Bancorp	448,381	5,748
Janus Capital Group	108,115	1,707
Kearny Financial	64,800	816
Kemper	75,900	3,120
Kennedy-Wilson Holdings	105,800	2,762
KeyCorp	415,961	5,453
Kimco Realty‡	11,600	303
Kite Realty Group Trust‡	9,550	257
LaSalle Hotel Properties‡	5,250	148
Lexington Realty Trust‡	424,444	3,646
Liberty Property Trust‡	5,900	200
Lincoln National	24,900	1,369
LPL Financial Holdings (A)	129,723	5,965
M&T Bank	13,690	1,716
Macerich‡	8,348	652
Mack-Cali Realty‡	101,861	2,394
Maiden Holdings	240,100	3,700
MarketAxess Holdings	20,157	2,152
MB Financial	40,649	1,453
Medical Properties Trust‡	123,249	1,480
Meridian Bancorp	182,200	2,671
MFA Mortgage Investments‡	144,100	1,006
MGIC Investment*	240,290	2,292
Mortgage Investment Trust‡	82,400	1,218
National Bank Holdings, Cl A	58,600	1,330
National Penn Bancshares	36,917	461
National Storage Affiliates Trust‡	205,598	3,405

Description	Shares	Market Value ($ Thousands)
Navient	53,300	$635
Nelnet, Cl A	49,100	1,620
Northfield Bancorp	175,200	2,791
NorthStar Realty Finance‡	60,565	1,093
OFG Bancorp	331,900	2,775
Omega Healthcare Investors‡	56,200	1,935
PacWest Bancorp	31,685	1,490
Paramount Group‡	9,900	182
Pebblebrook Hotel Trust‡	50,835	1,619
Pennsylvania Real Estate Investment Trust‡	44,700	964
PennyMac Financial Services, Cl A*	12,068	196
Piedmont Office Realty Trust, Cl A‡	114,550	2,233
Popular	84,500	2,510
Post Properties‡	3,050	180
PRA Group*	1,673	69
PrivateBancorp, Cl A	45,040	1,987
Prologis‡	22,648	968
Prospect Capital (A)	119,800	898
Public Storage‡	3,878	931
Pzena Investment Management, Cl A	12,310	119
RAIT Financial Trust‡	22,999	99
Regency Centers‡	4,550	307
Regions Financial	213,300	2,163
Reinsurance Group of America, Cl A	22,610	2,077
Republic Bancorp, Cl A	34,400	923
Retail Opportunity Investments‡	10,000	183
Rouse Properties‡ (A)	106,000	1,707
Ryman Hospitality Properties‡	41,611	2,261
Saul Centers‡	4,223	235
Select Income‡	39,300	807
Senior Housing Properties Trust‡	25,500	368
Seritage Growth Properties*‡ (A)	39,800	1,453
Signature Bank NY*	32,951	5,211
Simon Property Group‡	7,929	1,477
SL Green Realty‡	2,275	269
South State	22,724	1,786
Starwood Property Trust‡	34,600	703
Starwood Waypoint Residential Trust‡	79,400	1,878
State Bank Financial	146,200	3,408
Sterling Bancorp	158,589	2,782
Stifel Financial*	39,895	1,810
Sunstone Hotel Investors‡	166,654	2,446
SunTrust Banks	40,449	1,756
SVB Financial Group*	19,842	2,629
Synovus Financial	216,391	7,223
Taubman Centers‡	3,500	252
TCF Financial	186,896	2,863
THL Credit	58,800	692
Two Harbors Investment‡	89,000	756
UDR‡	10,900	402
United Community Banks	100,800	2,105
Universal Health Realty Income Trust‡	5,905	311
Universal Insurance Holdings (A)	27,200	537
Unum Group	109,882	4,031

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Urstadt Biddle Properties, Cl A‡	20,078	$402
Validus Holdings	72,420	3,417
Ventas‡	8,900	475
Vornado Realty Trust‡	7,450	721
Washington Federal	59,400	1,535
Webster Financial	28,790	1,158
Welltower‡	14,088	890
WesBanco	24,300	824
Westamerica Bancorporation (A)	40,927	2,005
Western Alliance Bancorp*	179,425	6,960
Westwood Holdings Group	2,219	129
WisdomTree Investments	168,545	3,666
World Acceptance* (A)	13,400	578
Yadkin Financial	77,600	2,040
Zions Bancorporation	245,402	7,352

		376,576

Health Care — 12.7%
Abaxis	4,435	236
ABIOMED*	33,829	2,759
Acadia Healthcare*	79,850	5,510
ACADIA Pharmaceuticals*	47,349	1,797
Accelerate Diagnostics*	5,570	95
Accuray*	577,100	4,063
Achillion Pharmaceuticals*	25,233	257
Acorda Therapeutics*	6,887	263
Advaxis*	6,993	84
Aerie Pharmaceuticals*	40,134	1,101
Affimed*	3,700	28
Agenus*	14,388	74
Aimmune Therapeutics*	38,335	820
Air Methods*	5,634	246
Akorn*	58,228	1,939
Alder Biopharmaceuticals*	34,526	1,286
Alere*	63,930	2,638
Align Technology*	88,812	5,927
Alkermes*	14,150	1,038
Alnylam Pharmaceuticals*	15,262	1,588
AMAG Pharmaceuticals*	25,898	689
AmerisourceBergen	9,409	928
Amicus Therapeutics*	124,794	1,339
Amsurg, Cl A*	90,520	7,609
Anacor Pharmaceuticals*	44,103	5,148
AngioDynamics*	21,525	256
ANI Pharmaceuticals*	1,400	61
Anthera Pharmaceuticals*	5,800	33
Aratana Therapeutics*	65,826	386
Arena Pharmaceuticals*	59,145	141
Array BioPharma*	27,809	110
Atara Biotherapeutics*	52,789	2,075
athenahealth*	11,908	1,998
Atrion	791	333
BioCryst Pharmaceuticals*	12,235	130
BioDelivery Sciences International*	45,688	280
BioSpecifics Technologies*	1,635	79

Description	Shares	Market Value ($ Thousands)
Bluebird Bio*	20,194	$1,792
Bruker*	95,603	2,165
C.R. Bard	15,885	2,968
Cambrex*	5,813	312
Cardiovascular Systems*	7,585	121
Catalent*	13,043	363
Celldex Therapeutics*	16,483	297
Cellular Biomedicine Group*	1,200	28
Cempra*	5,280	169
Centene*	10,229	591
Cepheid*	11,268	405
Charles River Laboratories International*	63,343	4,850
Chiasma*	32,955	731
Chimerix*	48,600	1,963
Cidara Therapeutics*	4,464	69
Clovis Oncology*	4,884	154
Coherus Biosciences*	4,122	125
Computer Programs & Systems	5,193	253
Cooper	37,735	5,519
CorMedix*	4,200	10
DBV Technologies ADR*	61,004	2,127
Dentsply International	29,899	1,814
Depomed*	13,963	271
Dermira*	422	13
DexCom*	55,046	4,680
Diplomat Pharmacy*	68,118	2,393
Dyax*	132,886	4,473
Dynavax Technologies*	8,228	229
Enanta Pharmaceuticals*	18,177	573
Endologix*	355,229	3,616
Epizyme*	7,236	117
Esperion Therapeutics*	2,183	62
Exact Sciences* (A)	78,904	717
ExamWorks Group*	25,825	682
Exelixis*	50,264	288
FibroGen*	9,912	295
Flamel Technologies ADR*	43,570	626
Geron*	48,664	248
Glaukos*	33,949	879
Globus Medical, Cl A*	4,110	112
GW Pharmaceuticals ADR*	7,824	678
Halozyme Therapeutics*	18,850	336
HealthSouth	119,671	4,211
HealthStream*	6,863	165
Heron Therapeutics* (A)	33,578	1,006
Hill-Rom Holdings	38,616	1,966
HMS Holdings*	14,747	179
Hologic*	54,875	2,214
Humana	5,400	911
ICON*	32,428	2,410
ImmunoGen*	18,774	255
Impax Laboratories*	9,140	403
IMS Health Holdings*	68,390	1,896
Infinity Pharmaceuticals*	26,240	231

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Insmed*	39,197	$639
Insulet*	97,567	3,570
Insys Therapeutics*	4,600	147
Ironwood Pharmaceuticals, Cl A*	22,908	279
Isis Pharmaceuticals*	12,378	756
Juno Therapeutics*	35,410	1,997
K2M Group Holdings*	109,135	2,206
Kite Pharma*	8,553	705
La Jolla Pharmaceutical*	4,033	136
Laboratory Corp of America Holdings*	18,175	2,209
Landauer	14,300	583
Lannett* (A)	22,107	817
LDR Holding*	155,670	4,206
Ligand Pharmaceuticals, Cl B*	37,509	4,016
Lion Biotechnologies*	2,100	15
LivaNova*	16,638	996
MacroGenics*	5,920	205
MannKind* (A)	50,080	100
Masimo*	3,614	150
Medicines*	25,740	1,081
Medidata Solutions*	59,815	2,741
Meridian Bioscience	4,601	90
Merrimack Pharmaceuticals*	20,051	189
MiMedx Group*	21,047	189
Momenta Pharmaceuticals*	11,414	204
Myriad Genetics* (A)	57,707	2,510
Navidea Biopharmaceuticals*	93,225	140
Nektar Therapeutics*	25,918	406
NeoGenomics*	52,954	422
Neovasc*	121,799	605
Neurocrine Biosciences*	45,383	2,467
Nevro*	45,006	2,717
NewLink Genetics*	9,741	357
Northwest Biotherapeutics*	14,685	68
Novadaq Technologies*	105,791	1,289
Novavax*	47,982	411
NuVasive*	28,564	1,489
Ocular Therapeutix*	600	6
Ophthotech*	10,223	650
Orexigen Therapeutics*	61,123	146
Osiris Therapeutics	3,402	35
Otonomy*	32,799	866
OvaScience* (A)	147,584	1,392
Owens & Minor	37,300	1,436
Pacira Pharmaceuticals*	6,406	415
PAREXEL International*	5,270	358
Patterson	33,833	1,542
PDL BioPharma (A)	117,800	446
Penumbra*	15,341	772
Peregrine Pharmaceuticals*	175,691	227
PerkinElmer	26,867	1,428
Pfenex*	1,800	28
Phibro Animal Health, Cl A	6,097	198
Portola Pharmaceuticals, Cl A*	7,585	376

Description	Shares	Market Value ($ Thousands)
Premier, Cl A*	57,175	$1,965
Prestige Brands Holdings*	46,502	2,367
Prothena*	6,190	437
PTC Therapeutics*	35,800	1,075
Quest Diagnostics	23,319	1,593
Quidel*	86,578	1,878
Radius Health*	5,315	323
Raptor Pharmaceutical*	17,217	109
Relypsa*	17,365	391
Repligen*	6,720	191
Retrophin*	7,250	162
Revance Therapeutics* (A)	57,243	2,222
Rockwell Medical*	10,101	123
Sage Therapeutics*	21,756	1,043
Sangamo BioSciences*	43,478	360
Sarepta Therapeutics*	8,255	303
SciClone Pharmaceuticals*	41,762	383
Select Medical Holdings	110,400	1,333
Sirona Dental Systems*	17,910	1,943
Sorrento Therapeutics*	4,800	38
Spark Therapeutics*	1,714	99
Spectranetics*	213,477	2,952
STERIS	53,827	4,111
Sucampo Pharmaceuticals, Cl A*	5,900	101
Supernus Pharmaceuticals*	8,469	137
Surgical Care Affiliates*	24,227	901
SurModics*	7,896	166
Synergy Pharmaceuticals*	22,089	139
Team Health Holdings*	68,137	3,757
Teleflex	7,429	979
Teligent*	2,400	20
TESARO*	24,970	1,274
Tetraphase Pharmaceuticals*	6,171	66
TherapeuticsMD*	25,114	189
Theravance	14,608	135
Threshold Pharmaceuticals*	77,487	270
Trinity Biotech ADR	213,400	2,556
Trupanion*	10,778	88
Ultragenyx Pharmaceutical*	25,808	2,537
United Therapeutics*	2,900	443
Vanda Pharmaceuticals*	13,050	129
Vascular Solutions*	6,740	240
VCA Antech*	44,415	2,444
Vocera Communications*	13,420	176
WellCare Health Plans*	36,789	3,034
Xencor*	49,465	795
ZIOPHARM Oncology*	23,877	312
Zogenix*	1,800	28
ZS Pharma*	3,350	301

		215,351

Industrials — 17.3%
AAR	37,200	914
Actuant, Cl A	105,048	2,601
Acuity Brands	7,285	1,682

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
ADT	37,382	$1,326
Advisory Board*	3,824	206
AerCap Holdings*	42,713	1,941
Aerojet Rocketdyne Holdings*	104,677	1,836
AGCO	49,300	2,478
Air Transport Services Group*	84,900	807
Aircastle	67,002	1,404
Allegiant Travel, Cl A	2,479	434
Allegion	30,600	2,057
Altra Industrial Motion	25,312	709
AMERCO	1,600	649
AO Smith	24,825	1,980
Apogee Enterprises	3,878	195
ARC Document Solutions*	254,000	1,285
Astronics*	3,564	138
Astronics, Cl B*	534	21
Babcock & Wilcox, Cl W*	68,314	2,080
Beacon Roofing Supply*	78,062	3,339
Blount International*	28,459	165
Brink’s	12,773	411
Carlisle	45,509	4,025
Casella Waste Systems, Cl A*	27,304	185
CEB	103,045	7,962
Celadon Group	31,300	435
Clean Harbors*	229,594	9,939
Commercial Vehicle Group*	27,386	93
Costamare	46,000	562
Covanta Holding	56,700	916
Crane	20,400	1,061
Curtiss-Wright	12,993	915
Deluxe	67,130	3,937
Donaldson	71,443	2,243
Douglas Dynamics	19,657	457
Dover	20,229	1,333
Dycom Industries*	45,262	3,955
Echo Global Logistics*	5,667	134
EMCOR Group	120,144	6,055
EnerSys	19,901	1,172
Engility Holdings	29,600	1,024
EnPro Industries	23,703	1,188
Equifax	29,525	3,292
Fluor	46,356	2,253
Forward Air	117,453	5,648
FreightCar America	118,700	2,878
G&K Services, Cl A	12,785	852
Generac Holdings*	80,570	2,586
Genesee & Wyoming, Cl A*	60,643	4,201
Global Brass & Copper Holdings	18,956	441
Graco	15,110	1,140
Great Lakes Dredge & Dock*	832,500	3,771
Greenbrier	200	7
H&E Equipment Services	134,354	2,688
Harsco	13,682	143
Hawaiian Holdings*	9,521	345

Description	Shares	Market Value ($ Thousands)
HD Supply Holdings*	55,820	$1,766
Heartland Express (A)	250,306	4,796
HEICO, Cl A	100,295	4,353
Hexcel	141,683	6,672
Hillenbrand	67,414	2,042
Hub Group, Cl A*	27,374	1,055
Huntington Ingalls Industries	47,322	6,195
Huron Consulting Group*	32,309	1,874
ICF International*	105,300	3,752
IDEX	37,271	2,937
Insteel Industries	9,661	236
Interface, Cl A	6,937	138
ITT	30,968	1,230
JetBlue Airways*	258,933	6,406
John Bean Technologies	5,987	293
Kadant	23,600	1,022
KAR Auction Services	71,230	2,702
KBR	58,900	1,145
Kennametal	58,103	1,700
KEYW Holding* (A)	167,100	1,068
Kirby*	91,403	5,905
Korn/Ferry International	24,075	886
Lennox International	12,140	1,650
Lincoln Electric Holdings	37,963	2,143
Lindsay Manufacturing	14,465	1,009
Lydall*	14,600	532
Manitowoc (A)	116,048	1,961
Manpowergroup	27,863	2,516
Masco	79,695	2,384
Masonite International*	28,115	1,854
Matson	3,376	175
Matthews International, Cl A	66,120	3,955
Meritor*	266,725	2,865
Middleby*	40,130	4,416
Miller Industries	5,780	127
Mobile Mini	17,804	631
MSC Industrial Direct, Cl A	94,820	5,850
Nortek*	3,508	169
On Assignment*	5,121	239
Orbital ATK	47,455	4,077
Orion Marine Group*	311,200	1,363
Oshkosh Truck	47,100	2,066
Owens Corning	102,459	4,799
Parker Hannifin	10,542	1,103
Paylocity Holding*	44,851	1,971
Pentair	8,556	485
PGT*	13,591	151
Pitney Bowes	179,700	3,882
Ply Gem Holdings*	13,754	181
Primoris Services	89,775	2,072
Proto Labs* (A)	42,862	2,901
Rand Logistics*	122,258	258
RBC Bearings*	29,491	2,083
Regal-Beloit	45,214	2,915

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Ritchie Bros Auctioneers (A)	106,190	$2,845
Roadrunner Transportation Systems*	161,095	1,775
RR Donnelley & Sons	43,256	696
Rush Enterprises, Cl A*	34,467	839
Ryder System	17,600	1,161
Saia*	57,678	1,414
Scorpio Bulkers*	510,100	460
Sensata Technologies Holding*	79,520	3,643
Snap-on	12,470	2,147
Sparton*	6,958	148
Spirit Airlines*	27,800	1,022
Steelcase, Cl A	95,203	1,904
Swift Transporation, Cl A*	74,264	1,186
TAL International Group	24,400	492
Taser International*	8,369	156
Team*	28,409	1,085
Teledyne Technologies*	7,641	707
Tennant	83,849	5,221
Tetra Tech	46,249	1,285
Textainer Group Holdings (A)	19,900	307
Timken	13,800	445
Titan Machinery*	44,700	562
TransDigm Group*	8,850	2,076
Trex*	3,861	167
TriMas*	66,406	1,436
TriNet Group*	225,572	4,455
Trinity Industries	72,400	1,966
Triumph Group	51,387	2,058
TrueBlue*	35,932	1,052
Tutor Perini*	138,300	2,606
United Rentals*	31,145	2,450
US Ecology	21,120	799
USG*	32,640	786
Valmont Industries	7,796	914
Wabash National*	42,200	547
Wabtec	55,238	4,426
Watts Water Technologies, Cl A	20,989	1,165
Werner Enterprises	28,800	776
WESCO International*	30,151	1,449
Woodward Governor	73,720	3,718
XPO Logistics*	6,460	197
Xylem	79,102	2,952

		292,945

Information Technology — 17.6%
Alliance Fiber Optic Products	15,189	241
Ambarella*	6,165	387
Amdocs	12,800	724
American Software, Cl A	11,900	123
Applied Micro Circuits*	159,200	1,165
Arrow Electronics*	47,869	2,707
Aspen Technology*	84,497	3,714
Avnet	26,800	1,215
Belden	21,809	1,369
Benchmark Electronics*	68,300	1,466

Description	Shares	Market Value ($ Thousands)
Black Box	36,400	$412
Blackbaud	38,370	2,370
Blackhawk Network Holdings, Cl A*	5,061	240
Booz Allen Hamilton Holding, Cl A	47,380	1,443
Broadridge Financial Solutions	38,005	2,089
BroadSoft*	49,887	1,997
Brocade Communications Systems	198,700	1,865
Cabot Microelectronics*	5,861	246
CACI International, Cl A*	20,227	2,028
Cadence Design Systems*	524,494	11,696
CalAmp*	11,609	215
Callidus Software*	43,805	909
Carbonite*	21,748	212
Cascade Microtech*	10,953	178
Cavium*	79,279	5,320
ChannelAdvisor*	321,335	4,213
Ciber*	398,200	1,406
Ciena*	224,380	5,618
Cimpress* (A)	66,912	6,172
Citrix Systems*	23,551	1,806
Clearfield*	8,651	117
Coherent*	12,891	875
CommScope Holding*	74,580	2,135
Computer Sciences	30,100	943
Computer Task Group	59,800	402
comScore*	3,845	162
Convergys	78,900	2,032
CoreLogic*	41,225	1,520
Cornerstone OnDemand*	34,531	1,240
CoStar Group*	23,991	5,020
Cray*	10,319	358
CSRA*	30,100	948
Cypress Semiconductor	170,679	1,847
Datalink*	15,547	114
Demandware*	55,174	2,822
Descartes Systems Group*	78,822	1,574
Diebold	90,166	3,126
Digi International*	94,500	1,182
Ebix	4,809	180
Ellie Mae*	4,193	268
Endurance International Group Holdings*	7,286	102
Envestnet*	18,742	608
EPAM Systems*	5,091	401
ePlus*	7,300	644
Euronet Worldwide*	64,858	5,041
EVERTEC	4,931	85
Exar*	544,900	3,509
ExlService Holdings*	31,245	1,461
Fair Isaac	14,677	1,398
FEI	4,408	353
Fidelity National Information Services	29,908	1,904
Finisar*	48,400	584
FleetMatics Group*	55,669	3,323
Forrester Research	6,865	224

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Fortinet*	72,201	$2,601
Gartner*	48,293	4,506
Global Payments	35,400	2,508
GrubHub*	9,153	235
Guidewire Software*	86,357	5,124
Harris	27,800	2,311
Heartland Payment Systems	78,278	6,211
HomeAway*	48,778	1,725
HubSpot*	59,726	3,238
IAC	47,771	2,999
Immersion*	19,693	264
Imperva*	24,674	1,841
Infinera*	20,077	452
Infoblox*	125,793	1,892
Insight Enterprises*	51,600	1,382
Instructure*	21,900	410
Integrated Device Technology*	13,552	380
Interactive Intelligence Group*	24,904	858
InterDigital	2,670	141
Intersil, Cl A	150,602	2,181
InterXion Holding*	60,190	1,849
Ixia*	104,357	1,363
j2 Global	40,160	3,232
Juniper Networks	31,439	947
Lexmark International, Cl A	49,300	1,693
Littelfuse	19,176	2,082
LivePerson*	21,877	171
LogMeIn*	25,904	1,850
Lumentum Holdings*	60,170	1,203
MA-Com Technology Solutions*	33,574	1,241
Manhattan Associates*	9,764	748
Marketo*	17,555	531
Marvell Technology Group	63,100	559
Maxim Integrated Products	38,589	1,496
MAXIMUS	27,630	1,568
Mellanox Technologies*	20,350	915
Mentor Graphics	25,900	485
Mercury Systems*	32,800	642
Microchip Technology	38,825	1,874
Microsemi*	5,509	198
MKS Instruments	32,765	1,208
Model N*	13,452	157
Monolithic Power Systems	34,248	2,340
Monotype Imaging Holdings	10,537	278
MTS Systems	4,847	308
NCR*	22,400	607
NETGEAR*	60,500	2,669
NIC	11,043	225
Nimble Storage*	31,383	329
Nuance Communications*	140,835	2,948
NVE	3,418	204
OmniVision Technologies*	24,200	707
ON Semiconductor*	355,468	3,896
Pandora Media*	49,408	682

Description	Shares	Market Value ($ Thousands)
Paycom Software*	3,888	$169
PFSweb*	24,103	318
Plantronics	17,356	918
Plexus*	43,476	1,617
Proofpoint*	56,205	4,120
PTC*	93,946	3,386
QAD, Cl A	53,600	1,244
Qlik Technologies*	127,780	4,065
Qorvo*	44,964	2,611
Rambus*	21,175	253
RealD*	27,205	286
RealPage*	129,842	2,884
Reis	2,883	72
RingCentral, Cl A*	69,286	1,587
Ruckus Wireless*	56,171	643
Seagate Technology	23,300	837
Semtech*	63,526	1,277
Shutterstock* (A)	66,270	2,404
Silicon Laboratories*	77,761	4,208
SolarWinds*	139,042	8,124
Solera Holdings	93,764	5,039
SPS Commerce*	31,409	2,334
SS&C Technologies Holdings	97,408	7,004
Stamps.com*	2,693	273
Stratasys* (A)	106,183	2,654
Super Micro Computer*	6,960	171
SuperCom*	121,500	559
Synaptics*	33,133	2,974
Synchronoss Technologies*	5,915	233
SYNNEX	19,758	1,863
Synopsys*	23,045	1,154
Tableau Software, Cl A*	20,229	1,963
Take-Two Interactive Software*	80,334	2,841
Tech Data*	47,979	3,246
Teradata*	22,800	682
Teradyne	93,225	1,937
Total System Services	33,950	1,900
Trimble Navigation*	386,118	8,842
Tyler Technologies*	16,500	2,944
Ultimate Software Group*	22,968	4,536
Ultratech*	91,600	1,521
Universal Display*	5,661	297
Vantiv, Cl A*	28,600	1,507
VeriFone Holdings*	40,120	1,151
VeriSign*	29,750	2,661
Web.com Group*	7,686	186
WebMD Health, Cl A*	5,207	237
Western Digital	20,300	1,267
WEX*	19,362	1,825
Workiva, Cl A*	17,052	320
Xcerra*	178,300	1,079
XO Group*	20,241	341

		299,076

9	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Materials — 4.0%
AEP Industries*	1,958	$179
Albemarle	32,701	1,751
Allegheny Technologies	192,586	2,440
AptarGroup	31,600	2,354
Ashland	17,347	1,954
Avery Dennison	34,344	2,265
Balchem	5,398	370
Bemis	20,187	951
Berry Plastics Group*	142,623	5,186
Boise Cascade*	4,321	135
Cabot	117,673	5,124
Carpenter Technology	28,000	1,006
Chemtura*	5,693	175
Clearwater Paper*	4,034	197
Crown Holdings*	41,095	2,133
Deltic Timber	3,701	243
Domtar	36,200	1,487
Eastman Chemical	9,900	719
FMC	26,975	1,159
Glatfelter	29,600	527
Globe Specialty Metals	13,914	142
Graphic Packaging Holding	128,497	1,757
H.B. Fuller	33,202	1,322
Hawkins	4,679	192
Headwaters*	99,069	1,899
Huntsman	89,400	1,119
Innophos Holdings	27,215	809
Kaiser Aluminum	20,796	1,783
Koppers Holdings	8,863	202
Louisiana-Pacific*	78,671	1,447
Martin Marietta Materials	13,525	2,129
Minerals Technologies	2,600	160
Myers Industries	15,898	246
Neenah Paper	18,877	1,255
NovaGold Resources*	179,000	670
Olin	48,988	1,067
OMNOVA Solutions*	20,385	153
Owens-Illinois*	30,200	583
Patrick Industries*	7,053	292
PolyOne	153,434	5,521
Schweitzer-Mauduit International	9,300	389
Sealed Air	43,330	1,965
Sensient Technologies	13,946	932
Silgan Holdings	14,457	785
Steel Dynamics	44,300	770
Summit Materials, Cl A*	95,462	2,174
Trecora Resources*	8,868	128
UFP Technologies*	47,600	1,162
US Concrete*	1,105	65
Wausau Paper	21,111	216
WestRock	82,330	4,168
WR Grace*	13,410	1,317

		67,174

Description	Shares	Market Value ($ Thousands)
Telecommunication Services — 0.4%
Cogent Communications Holdings	45,234	$1,518
FairPoint Communications*	2,014	37
General Communication, Cl A*	17,506	364
Inteliquent	55,100	1,058
Iridium Communications* (A)	307,100	2,509
Lumos Networks	24,164	285
Shenandoah Telecommunications	6,929	335
Spok Holdings	28,842	533
Straight Path Communications*	200	2

		6,641

Utilities — 3.1%
AGL Resources	15,460	967
ALLETE	61,343	3,125
Ameren	66,300	2,901
Atmos Energy	35,206	2,194
Avista	65,600	2,270
Black Hills (A)	25,000	1,073
Cadiz* (A)	85,700	320
Chesapeake Utilities	28,100	1,498
Edison International	29,713	1,764
Empire District Electric	49,300	1,123
Great Plains Energy	154,505	4,170
IDACORP	14,789	1,006
NorthWestern	11,876	648
NRG Energy	116,322	1,438
Pinnacle West Capital	114,034	7,225
PNM Resources	94,877	2,751
Portland General Electric	223,053	8,235
SCANA	72,195	4,270
Spark Energy, Cl A	6,960	126
UGI	68,538	2,376
Westar Energy, Cl A	63,783	2,722
York Water	6,130	146

		52,348

Total Common Stock (Cost $1,438,870) ($ Thousands)		1,669,974

EXCHANGE TRADED FUNDS — 0.3%
iShares Russell 2000 ETF (A)	12,110	1,442
iShares Russell 2000 Growth Fund	27,592	4,050

Total Exchange Traded Funds (Cost $4,851) ($ Thousands)		5,492

AFFILIATED PARTNERSHIP — 4.3%
SEI Liquidity Fund, L.P.
0.080%**† (B)	72,708,263	72,708

Total Affiliated Partnership (Cost $72,708) ($ Thousands)		72,708

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Concluded)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 3.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%**†	60,672,567	$60,673

Total Cash Equivalent (Cost $60,673) ($ Thousands)		60,673

Total Investments — 106.7% (Cost $1,577,102) ($ Thousands)		$1,808,847

Percentages are based on a Net Assets of $1,695,693 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2015.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at November 30, 2015 (see Note 12). The total market value of securities on loan at November 30, 2015 was $70,862 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of November 30, 2015 was $72,708 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

The following is a list of the level of inputs used as of November 30, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,669,974	$—	$—	$1,669,974
Exchange Traded Funds	5,492	—	—	5,492
Affiliated Partnership	—	72,708	—	72,708
Cash Equivalent	60,673	—	—	60,673

Total Investments in Securities	$1,736,139	$72,708	$—	$1,808,847

For the period ended November 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

11	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

November 30, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 93.3%

Consumer Discretionary — 12.1%
Aaron’s	136,585	$3,315
American Eagle Outfitters	391,566	6,097
Aramark	233,927	7,631
AutoZone*	4,200	3,292
Bed Bath & Beyond*	182,875	9,970
Best Buy	38,507	1,224
Big Lots	126,730	5,702
BJ’s Restaurants*	12,323	564
Brinker International	177,352	8,091
Buckle	4,614	147
Canadian Tire, Cl A	65,300	6,136
Carriage Services, Cl A	14,262	352
Carter’s	60,415	5,209
Cheesecake Factory	129,600	6,108
Chico’s FAS	326,639	3,920
Cogeco Cable	13,400	653
Comcast, Cl A	68,300	4,157
Cooper Tire & Rubber	30,684	1,289
Cooper-Standard Holding*	6,048	447
Core-Mark Holdings	8,046	686
Cracker Barrel Old Country Store	5,945	749
Deckers Outdoor*	39,247	1,921
Dillard’s, Cl A	64,018	4,801
Dollar General	120,185	7,861
DSW, Cl A	66,826	1,534
Eldorado Resorts*	14,085	136
Escalade	6,097	73
Flexsteel Industries	3,214	154
Foot Locker	154,161	10,020
Gap	216,958	5,799
Genuine Parts	19,518	1,769
Graham Holdings, Cl B	8,370	4,530
Grand Canyon Education*	3,433	136
HSN	41,600	2,076
J Alexander’s Holdings*	5,836	62
Jack in the Box	43,159	3,200
Kohl’s	191,299	9,016
Lions Gate Entertainment	39,711	1,348
Macy’s	42,600	1,665
Madison Square Garden*	7,407	1,203
Marriott Vacations Worldwide	2,107	128
McDonald’s	28,651	3,271
Michael Kors Holdings*	114,267	4,916
NVR*	4,893	8,233
Panera Bread, Cl A*	22,397	4,072
Papa John’s International	9,436	542
Performance Sports Group*	12,779	152
Pool	526	43
Reading International, Cl A*	10,673	154
Regal Entertainment Group, Cl A	19,324	362
Scripps Networks Interactive, Cl A	70,000	3,976

Description	Shares	Market Value ($ Thousands)
Shaw Communications, Cl B	249,600	$5,196
Staples	486,104	5,867
Target	187,909	13,623
Thomson Reuters	71,460	2,883
Tile Shop Holdings*	4,991	85
TJX	5,276	372
Tribune Media, Cl A	25,918	1,011
Vail Resorts	5,817	701
Viacom, Cl B	109,400	5,447
Visteon*	13,220	1,585
Wayfair, Cl A*	3,857	146
Williams-Sonoma	30,331	1,921
World Wrestling Entertainment, Cl A	2,757	47

		197,776

Consumer Staples — 18.2%
Altria Group	375,859	21,649
Archer-Daniels-Midland	74,600	2,722
B&G Foods, Cl A	3,307	125
Brown-Forman, Cl B	24,314	2,493
Bunge	199,728	13,304
Calavo Growers	2,483	140
Cal-Maine Foods	136,985	7,467
Campbell Soup	45,336	2,368
Casey’s General Stores	2,040	237
Church & Dwight	35,409	3,037
Clorox	129,563	16,105
Coca-Cola Bottling	2,379	461
Coca-Cola Enterprises	119,789	6,025
Colgate-Palmolive	61,921	4,067
ConAgra Foods	128,800	5,272
Costco Wholesale	53,506	8,637
Coty, Cl A	64,869	1,802
CVS Health	101,346	9,536
Dean Foods	8,368	157
Dr. Pepper Snapple Group	234,417	21,039
Flowers Foods	197,095	4,636
Fresh Market*	4,864	117
General Mills	138,514	8,001
Hershey	77,782	6,713
Hormel Foods	93,006	6,968
Ingredion	93,378	9,204
J&J Snack Foods	7,318	854
John B Sanfilippo & Son	6,528	376
Kellogg	157,804	10,852
Keurig Green Mountain	25,493	1,336
Kimberly-Clark	97,121	11,572
Kroger	520,245	19,592
Lancaster Colony	7,479	870
McCormick	90,533	7,779
Metro, Cl A	88,500	2,556
Nu Skin Enterprises, Cl A	2,189	77
Orchids Paper Products	12,828	380
PepsiCo	158,178	15,843
Philip Morris International	72,322	6,320

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Pinnacle Foods	103,104	$4,489
Sanderson Farms	9,447	707
Snyder’s-Lance	7,995	296
Sysco	193,046	7,934
TreeHouse Foods*	6,899	596
Tyson Foods, Cl A	205,424	10,271
Universal	47,006	2,658
Vector Group	38,628	978
Wal-Mart Stores	378,033	22,243
Weis Markets	48,800	2,022
Whole Foods Market	147,359	4,296

		297,179

Energy — 0.9%
Adams Resources & Energy	2,547	109
Chevron	42,100	3,845
Exxon Mobil	101,900	8,321
Frank’s International	95,543	1,615
Memorial Resource Development*	47,338	771
Par Petroleum*	7,459	187

		14,848

Financials — 18.7%
Allied World Assurance Holdings	269,154	9,776
Allstate	142,115	8,919
American Capital Agency‡	79,200	1,422
American Capital Mortgage Investment‡	64,168	962
American Financial Group	103,875	7,687
American National Insurance	8,758	940
Annaly Capital Management‡	662,100	6,343
Anworth Mortgage Asset‡	41,579	200
Apollo Commercial Real Estate Finance‡	259,637	4,557
Apollo Residential Mortgage‡	8,613	112
Arch Capital Group*	82,572	5,984
Argo Group International Holdings	1,489	95
Aspen Insurance Holdings	132,821	6,710
Assurant	71,645	6,127
Assured Guaranty	75,671	2,001
Atlas Financial Holdings*	11,093	233
Axis Capital Holdings	241,285	13,512
Bank of Hawaii	8,015	554
BankUnited	21,107	798
Beneficial Bancorp*	16,585	231
BOK Financial	67,923	4,676
Canadian Imperial Bank of Commerce	65,200	4,910
Capital Bank Financial, Cl A	3,550	120
Capitol Federal Financial	21,780	282
Capstead Mortgage‡	51,935	493
CBL & Associates Properties‡	287,875	3,762
CBOE Holdings	222,156	16,042
Charter Financial	25,146	335
Chimera Investment‡	39,479	556
Chubb	34,200	4,464
Community Trust Bancorp	1,242	46
CU Bancorp*	12,535	337
Cullen/Frost Bankers	6,376	445

Description	Shares	Market Value ($ Thousands)
CYS Investments‡	88,867	$674
Employers Holdings	3,955	108
Endurance Specialty Holdings	71,845	4,739
Enstar Group*	2,802	432
Equity LifeStyle Properties‡	84,493	5,271
Erie Indemnity, Cl A	1,175	113
Essent Group*	24,757	612
Everest Re Group	127,233	23,467
FactSet Research Systems	54,243	9,196
Federated National Holding	2,996	86
Fidelity Southern	16,739	379
First Republic Bank	41,503	2,858
FNFV Group*	27,991	313
Franklin Financial Network*	4,352	141
Gaming and Leisure Properties‡	54,122	1,472
Genworth MI Canada	22,800	505
Government Properties Income Trust‡	125,100	2,118
Greenlight Capital Re, Cl A*	5,676	117
Guaranty Bancorp	3,625	63
Hanover Insurance Group	35,600	3,012
Hatteras Financial‡	5,333	75
Heritage Insurance Holdings*	14,637	329
Highwoods Properties‡	125,291	5,458
Hospitality Properties Trust‡	151,830	4,216
Investors Bancorp	17,258	221
Ladder Capital, Cl A‡	25,590	362
Lamar Advertising, Cl A‡	13,108	766
LendingTree*	410	42
Mercury General	2,517	130
Meta Financial Group	1,048	47
MFA Mortgage Investments, Cl REIT‡	777,993	5,430
MidWestOne Financial Group	4,003	127
Morningstar	3,108	251
Mortgage Investment Trust‡	8,689	128
National Bank Holdings, Cl A	29,242	664
National Bank of Canada	86,300	2,837
New Residential Investments‡	6,084	77
New York Mortgage Trust‡	93,001	539
Northwest Bancshares	14,483	202
Opus Bank	5,624	221
Outfront Media‡	53,562	1,224
Pacific Premier Bancorp*	28,679	672
PartnerRe	55,700	7,749
PennyMac Financial Services, Cl A*	11,992	195
PennyMac Mortgage Investment Trust‡	137,200	2,283
Peoples Financial Services	3,680	147
Piedmont Office Realty Trust, Cl A‡	165,600	3,227
PRA Group*	7,610	314
ProAssurance	5,669	300
Progressive	149,300	4,601
Reinsurance Group of America, Cl A	62,697	5,761
RenaissanceRe Holdings	146,077	16,179
RLJ Lodging Trust‡	35,777	873
Ryman Hospitality Properties‡	101,852	5,535

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Santander Consumer USA Holdings*	117,023	$2,064
Select Income‡	11,801	242
ServisFirst Bancshares	6,770	333
Silver Bay Realty Trust‡	37,363	588
Starwood Property Trust‡	313,000	6,363
State Bank Financial	5,690	133
Stonegate Bank	16,067	543
Synchrony Financial*	45,768	1,457
Talmer Bancorp, Cl A	4,962	91
TFS Financial	7,182	135
Toronto-Dominion Bank	140,900	5,771
Travelers	166,952	19,128
Two Harbors Investment‡	834,544	7,094
United Development Funding IV‡	14,767	264
Validus Holdings	309,840	14,618
Waterstone Financial	8,424	117
Wells Fargo	106,200	5,852

		305,282

Health Care — 14.0%
Abbott Laboratories	39,760	1,786
Addus HomeCare*	10,458	238
Adeptus Health, Cl A*	893	54
Aetna	71,200	7,316
AmerisourceBergen	125,751	12,404
Amgen	20,800	3,351
Analogic	1,946	163
Anthem	56,700	7,393
AstraZeneca ADR	52,400	1,784
Baxalta	94,900	3,263
Becton Dickinson	15,323	2,302
Bristol-Myers Squibb	20,873	1,399
C.R. Bard	20,085	3,752
Cardinal Health	184,486	16,023
Chemed	4,865	752
Computer Programs & Systems	8,045	392
CONMED	10,914	464
DaVita HealthCare Partners*	58,556	4,277
Eli Lilly	72,093	5,914
Express Scripts Holding*	115,154	9,843
Gilead Sciences	56,178	5,952
HCA Holdings*	30,008	2,042
Henry Schein*	11,360	1,778
Hill-Rom Holdings	111,619	5,683
Humana	12,600	2,125
ICON*	19,549	1,453
ICU Medical*	4,680	531
Inogen*	1,551	59
iRadimed*	4,923	153
Johnson & Johnson	311,665	31,553
LeMaitre Vascular	14,810	229
McKesson	67,713	12,821
MEDNAX*	17,576	1,254
Merck	164,100	8,699
Meridian Bioscience	2,116	41

Description	Shares	Market Value ($ Thousands)
MiMedx Group*	22,124	$198
Myriad Genetics*	73,167	3,183
NeoGenomics*	32,343	258
Nobilis Health*	31,688	80
Owens & Minor	102,935	3,964
Patterson	128,848	5,872
Pfizer	621,198	20,357
Phibro Animal Health, Cl A	8,745	284
Quest Diagnostics	152,745	10,435
Quintiles Transnational Holdings*	13,742	934
Sirona Dental Systems*	17,631	1,913
STERIS	3,932	300
Teleflex	21,563	2,840
United Therapeutics*	7,801	1,191
UnitedHealth Group	47,100	5,309
Varian Medical Systems*	68,707	5,550
Waters*	47,584	6,320
West Pharmaceutical Services	9,359	590
Zoetis, Cl A	34,766	1,623

		228,444

Industrials — 3.7%
Boeing	36,100	5,251
Deere	101,600	8,084
Echo Global Logistics*	5,508	130
Expeditors International of Washington	22,264	1,081
FedEx	12,300	1,950
Global Brass & Copper Holdings	5,365	125
Healthcare Services Group	3,106	115
Heico	1,042	54
Huntington Ingalls Industries	10,925	1,430
Insperity	4,006	173
KAR Auction Services	59,419	2,254
L-3 Communications Holdings, Cl 3	22,300	2,730
Landstar System	53,587	3,345
Lockheed Martin	49,953	10,948
Masonite International*	9,153	604
Northrop Grumman	47,700	8,889
Orbital ATK	36,125	3,103
Radiant Logistics*	4,930	21
Raytheon	56,100	6,958
Republic Services, Cl A	84,200	3,699
Sparton*	8,410	178
Waste Management	1,070	57
Wesco Aircraft Holdings*	5,032	67

		61,246

Information Technology — 10.4%
Accenture, Cl A	47,982	5,145
Amdocs	382,285	21,626
Apple	51,400	6,081
Aspen Technology*	144,552	6,353
Blackhawk Network Holdings, Cl A*	11,331	536
Booz Allen Hamilton Holding, Cl A	130,640	3,978
Broadridge Financial Solutions	8,777	482
Brocade Communications Systems	560,948	5,264

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
CA	161,525	$4,540
CDW	13,175	569
Cisco Systems	368,400	10,039
Computer Sciences	39,990	1,253
Comtech Telecommunications	8,816	194
Convergys	135,300	3,485
CSG Systems International	84,823	3,031
CSRA*	39,990	1,260
DST Systems	9,812	1,200
eBay*	222,117	6,572
ePlus*	1,192	105
Forrester Research	3,219	105
GTT Communications*	10,000	212
Harris	37,300	3,101
Hewlett Packard Enterprise	84,314	1,253
HP	84,314	1,057
IAC	83,740	5,258
Ingram Micro, Cl A	30,419	941
Intel	293,300	10,198
International Business Machines	92,360	12,877
Jabil Circuit	190,439	4,873
Juniper Networks	203,311	6,126
King Digital Entertainment	66,060	1,169
MAXIMUS	4,321	245
Microsoft	60,100	3,266
NetApp	118,800	3,642
NeuStar, Cl A*	2,114	53
Oracle	116,000	4,521
PFSweb*	13,645	180
Qualcomm	65,300	3,186
Reis	10,299	258
Sapiens International	4,129	45
Science Applications International	32,700	1,643
Symantec	282,378	5,529
Synopsys*	89,700	4,492
Take-Two Interactive Software*	9,804	347
Tech Data*	38,255	2,588
VeriSign*	70,467	6,303
Western Union	272,200	5,134

		170,315

Materials — 1.5%
Avery Dennison	58,200	3,839
Bemis	99,000	4,665
Compass Minerals International	38,565	3,245
Kaiser Aluminum	2,493	214
Mosaic	95,700	3,028
Newmont Mining	22,081	406
Royal Gold	44,564	1,602
Scotts Miracle-Gro, Cl A	38,523	2,689
Sonoco Products	99,000	4,338

		24,026

Telecommunication Services — 4.8%
AT&T	852,108	28,690
BCE	125,300	5,409

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
CenturyLink	107,300	$2,890
Hawaiian Telcom Holdco*	18,418	437
IDT, Cl B	3,693	46
NTT DOCOMO ADR	91,700	1,744
Rogers Communications, Cl B	115,800	4,479
SK Telecom ADR	207,600	4,626
TELUS Toronto Stock Exchange	112,300	3,579
Verizon Communications	594,022	26,998

		78,898

Utilities — 9.0%
AES	87,825	877
ALLETE	11,159	569
Ameren	112,600	4,927
American Electric Power	278,704	15,610
American Water Works	38,456	2,221
Artesian Resources, Cl A	5,850	153
Atmos Energy	8,749	545
Avista	10,772	373
Cleco	7,113	357
Consolidated Edison	201,446	12,520
DTE Energy	98,441	7,923
Edison International	264,848	15,721
Entergy	226,286	15,078
Exelon	235,800	6,440
FirstEnergy	267,294	8,390
IDACORP	22,257	1,514
Northwest Natural Gas	9,993	488
NorthWestern	8,176	446
PG&E	139,086	7,334
Pinnacle West Capital	121,599	7,705
Portland General Electric	137,597	5,080
PPL	105,300	3,584
Public Service Enterprise Group	245,743	9,609
SCANA	82,800	4,897
Southern	143,643	6,398
Southwest Gas	64,268	3,604
Unitil	21,331	749
Vectren	10,594	451
WEC Energy Group	63,667	3,140

		146,703

Total Common Stock (Cost $1,337,429) ($ Thousands)		1,524,717

CASH EQUIVALENT — 2.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%**†	46,939,046	46,939

Total Cash Equivalent (Cost $46,939) ($ Thousands)		46,939

U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills
0.176%, 03/03/2016 (A) (B)	$125	125

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Concluded)

November 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
0.113%, 02/04/2016 (A) (B)	$2,260	$2,259
Total U.S. Treasury Obligations (Cost $2,384) ($ Thousands)		2,384

Total Investments — 96.4% (Cost $1,386,752) ($ Thousands)		$1,574,040

A list of the open futures contracts held by the Fund at November 30, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	755	Dec-2015	$1,684

For the period ended November 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,633,579 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2015.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of November 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,524,717	$—	$—	$1,524,717
Cash Equivalent	46,939	—	—	46,939
U.S. Treasury Obligations	—	2,384	—	2,384

Total Investments in Securities	$1,571,656	$2,384	$—	$1,574,040

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,684	$—	$—	$1,684

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended November 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.9%

Argentina — 0.3%
MercadoLibre (A)	157,000	$19,349
Ternium ADR	42,272	601

		19,950

Australia — 2.6%
Amcor	1,866,934	18,290
ASX	120,043	3,600
Australia & New Zealand Banking Group ADR (A)	1,029,500	20,291
BGP Holdings*	239,898	—
BHP Billiton ADR (A)	378,907	10,109
BlueScope Steel	685,350	2,071
Boral	2,060,251	8,464
Brambles	1,551,250	12,241
Caltex Australia	725,003	18,030
Cochlear	145,248	9,932
CSR	1,527,541	3,376
Downer	685,040	1,792
Macquarie Group	15,763	930
Medibank Pvt	3,242,030	5,450
Newcrest Mining*	3,210,844	25,383
Orora	1,532,181	2,487
Qantas Airways	4,739,717	12,501
South32 ADR*	1	—
Star Entertainment Grp	548,910	1,917
Suncorp Group	136,656	1,326
Telstra	1,580,025	6,137
Treasury Wine Estates	1,508,271	8,273

		172,600

Austria — 1.1%
Conwert Immobilien Invest	1,074,222	15,089
Erste Group Bank	724,885	22,232
OMV	17,018	486
Schoeller-Bleckmann Oilfield Equipment	271,860	15,304
Voestalpine	576,916	18,767

		71,878

Belgium — 0.5%
Ageas	50,331	2,201
bpost	25,464	619
Colruyt	70,650	3,499
Delhaize Group	218,671	21,901
Solvay	14,591	1,680

		29,900

Brazil — 0.9%
Ambev	124,900	594
Banco Bradesco ADR	1,403,756	7,524
Banco do Brasil	2,670,125	11,099
BM&F Bovespa	103,900	301
BRF - Brasil Foods	330,100	4,636
Cia Energetica de Minas Gerais ADR	440,454	753
Embraer ADR	424,422	13,280
Fibria Celulose	90,600	1,323

Description	Shares	Market Value ($ Thousands)
JBS	2,505,900	$7,942
Light	519,100	1,431
MRV Engenharia e Participacoes	223,800	472
Qualicorp	2,265,600	8,539
Tim Participacoes	398,300	778
Ultrapar Participacoes	277,600	4,444

		63,116

Canada — 4.8%
Advantage Oil & Gas*	49,900	264
Bank of Montreal	269,300	15,594
Bankers Petroleum*	561,600	662
Birchcliff Energy*	157,100	646
Canadian Imperial Bank of Commerce	288,100	21,695
Celestica*	222,200	2,513
CGI Group, Cl A*	77,500	3,383
Constellation Software	23,160	9,968
Dominion Diamond	29,400	243
Empire, Cl A	111,000	2,221
Fairfax Financial Holdings	44,606	21,477
Franco-Nevada	575,886	27,760
George Weston	16,500	1,353
Laurentian Bank of Canada	18,700	763
Linamar	175,400	9,926
Magna International, Cl A	1,452,519	66,155
Manulife Financial	2,149,800	35,422
Maple Leaf Foods	48,670	819
Open Text	293,200	14,206
Power Corp of Canada	30,800	725
Quebecor, Cl B	233,300	5,794
Restaurant Brands International	246,700	9,037
Ritchie Bros Auctioneers (A)	286,821	7,684
Rogers Communications, Cl B	335,938	12,934
Royal Bank of Canada	170,500	9,741
Shaw Communications, Cl B	38,193	795
Sun Life Financial*	16,600	549
Suncor Energy	258,500	7,163
Toronto-Dominion Bank	684,200	27,933
Valeant Pharmaceuticals International*	9,020	815
Western Energy Services	254,300	670
WSP Global	15,600	528

		319,438

Chile — 0.1%
Antofagasta	555,051	4,240
Enersis ADR	230,029	2,820

		7,060

China — 1.7%
Alibaba Group Holding ADR*	126,025	10,596
Baidu ADR*	99,500	21,688
Belle International Holdings	12,698,000	11,106
Bitauto Holdings ADR*	70,573	1,895
China Oilfield Services	13,593,400	13,520
China Telecom	4,312,000	2,114
Chongqing Rural Commercial Bank	4,115,000	2,426
Dongfeng Motor Group	1,652,000	2,246

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Mindray Medical International ADR	740,940	$19,872
NetEase ADR	70,751	11,791
New China Life Insurance	462,800	1,916
New Oriental Education & Technology Group ADR	38,863	1,128
Ping An Insurance Group of China	1,123,000	6,150
Weichai Power	6,520,200	6,729

		113,177

Colombia — 0.1%
Bancolombia ADR, Cl R (A)	339,845	9,631

Czech Republic — 0.2%
Komercni Banka	70,313	14,279

Denmark — 1.7%
DSV	475,062	18,468
Genmab*	45,735	5,892
Novo Nordisk, Cl B	434,110	23,907
Novozymes, Cl B	293,176	14,091
Pandora	122,147	14,474
Vestas Wind Systems	610,627	39,826

		116,658

Finland — 1.0%
Elisa, Cl A	25,935	966
Kone, Cl B	411,713	17,563
Neste Oil	348,991	10,055
Nokian Renkaat	65,100	2,554
Orion, Cl B	176,467	5,891
Sampo, Cl A	266,435	13,203
Stora Enso, Cl R	900,891	8,896
Tieto	35,692	910
UPM-Kymmene	234,316	4,472

		64,510

France — 5.3%
Atos	366,955	30,032
AXA	1,621,144	43,848
Danone	417,398	29,240
Edenred	323,129	6,694
Essilor International	104,274	13,606
Etablissements Maurel et Prom (A)	107,514	347
Faurecia	71,093	2,668
France Telecom	1,699,561	29,366
L’Oreal	160,437	28,399
Peugeot*	496,897	8,874
Sanofi-Aventis	301,428	26,863
Societe Generale	429,532	20,496
Sodexo	205,860	20,342
Technicolor	382,308	2,866
Technip	171,020	8,961
Teleperformance	133,107	11,061
Thales	124,107	9,237
TOTAL	861,551	42,766
Valeo	62,317	9,645

Description	Shares	Market Value ($ Thousands)
Veolia Environnement	322,130	$7,719

		353,030

Germany — 6.5%
Aareal Bank	32,303	1,088
adidas	307,158	29,712
Allianz	52,492	9,294
Aurubis	49,641	3,092
BASF	283,126	23,425
Brenntag	205,613	11,229
Continental	53,900	13,019
Deutsche Boerse	728,670	62,482
Deutsche Euroshop	155,097	6,578
Deutsche Lufthansa	1,353,798	19,395
Deutz	84,126	319
Dialog Semiconductor* (A)	144,172	5,381
Duerr	100,082	8,645
Evonik Industries	127,312	4,348
Fresenius	67,800	4,976
GEA Group	708,125	29,377
Gerresheimer	110,250	8,605
Hannover Rueck	62,865	7,353
Henkel	298,973	28,687
Hochtief	106,320	10,026
KION Group	10,651	527
Krones	6,610	804
KUKA (A)	83,090	7,328
Merck KGaA	229,272	23,474
MTU Aero Engines	89,817	8,916
Muenchener Rueckversicherungs	21,284	4,288
Nordex*	104,831	3,521
Pfeiffer Vacuum Technology	5,693	627
ProSiebenSat.1 Media	82,321	4,321
Rhoen Klinikum	139,469	4,030
SAP	592,361	46,665
Software	43,506	1,163
Stada Arzneimittel	153,460	5,857
Stroeer Media (A)	54,875	3,260
Symrise	430,579	29,132
TUI	395,038	6,571

		437,515

Hong Kong — 5.9%
Anhui Conch Cement	14,920,500	40,708
Beijing Enterprises Holdings	2,181,400	13,606
BOC Hong Kong Holdings	9,613,500	29,453
Chaoda Modern Agriculture	52,790	2
China Construction Bank	56,740,800	39,013
China Mobile	6,706,996	76,224
China Unicom	1,890,000	2,341
Citic Pacific	498,000	874
CK Hutchison Holdings	2,084,500	27,347
ENN Energy Holdings	2,826,000	14,327
Geely Automobile Holdings	5,055,000	2,654
Hang Seng Bank	770,900	13,972

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
HK Electric Investments & HK Electric Investments (B)	2,980,500	$2,376
Hong Kong Exchanges and Clearing	788,700	20,552
Industrial & Commercial Bank of China	24,219,000	14,653
Orient Overseas International	4,886,500	22,567
PAX Global Technology	21,804,815	26,975
Tencent Holdings	1,905,169	37,922
Want Want China Holdings	8,963,000	7,041

		392,607

India — 1.5%
Apollo Tyres	165,885	404
Bharat Petroleum	228,102	3,086
Britannia Industries	94,560	4,147
HCL Technologies	276,341	3,611
HDFC Bank ADR	581,313	33,786
Hindustan Petroleum	113,841	1,435
ICICI Bank ADR	6,158,818	51,179
Maruti Udyog	29,548	2,042

		99,690

Indonesia — 0.6%
Bank Rakyat Indonesia Persero	25,885,500	20,160
Indofood Sukses Makmur	23,066,500	8,128
Telekomunikasi Indonesia Persero	19,799,500	4,193
Telekomunikasi Indonesia Persero ADR (A)	122,352	5,201

		37,682

Ireland — 1.0%
CRH	168,372	4,952
James Hardie Industries, CDI	1,096,021	12,993
Ryanair Holdings ADR	340,102	26,154
Shire ADR	31,382	6,539
Smurfit Kappa Group	621,792	16,982

		67,620

Israel — 1.4%
Bank Hapoalim	1,806,927	9,349
Bank Leumi Le-Israel*	1,199,980	4,339
Israel Chemicals (A)	1,760,083	8,857
Teva Pharmaceutical Industries ADR	1,109,219	69,803

		92,348

Italy — 0.4%
A2A	4,688,230	6,586
Brembo	29,981	1,377
Exor	257,432	11,533
Recordati	99,969	2,484
Saras* (A)	2,187,265	4,378

		26,358

Japan — 14.6%
Adastria	29,100	1,714
Alfresa Holdings	436,600	8,641
Alpine Electronics	84,000	1,178
Asahi Kasei	324,000	2,213
Calsonic Kansei	823,000	7,150
Canon Marketing Japan	28,800	455
Coca-Cola West	291,000	5,880
Dai-ichi Life Insurance	373,300	6,450

Description	Shares	Market Value ($ Thousands)
Daiichi Sankyo	87,500	$1,801
Daiichikosho	24,100	789
Daikyo	1,447,000	2,371
Daito Trust Construction	169,700	17,606
Daiwa House Industry	745,800	20,744
Daiwa Securities Group	2,129,777	13,757
DCM Holdings	180,700	1,237
Denso	1,298,000	61,836
FANUC	229,937	40,884
Fast Retailing	40,200	16,232
Fujitsu	356,000	1,795
Fujitsu General	126,000	1,668
Haseko	777,500	8,678
Hazama Ando	640,300	3,589
Hitachi	3,438,000	20,263
Iida Group Holdings	246,100	4,779
Isuzu Motors	2,445,800	27,477
IT Holdings	238,000	5,759
Itochu	346,000	4,216
Japan Airlines	765,900	26,155
Japan Exchange Group	3,368,231	52,731
Kawasaki Kisen Kaisha	3,342,000	6,859
KDDI	1,773,075	43,982
Kobe Steel	9,051,000	10,572
Konami	18,400	430
Kura	19,300	654
Maeda Road Construction	159,000	2,639
Marubeni	1,262,100	6,982
Medipal Holdings	685,700	11,998
Misawa Homes	72,400	553
Mitsubishi Electric	1,391,000	15,379
Mitsubishi Gas Chemical	440,000	2,381
Mitsubishi UFJ Financial Group	856,900	5,491
Mitsui ADR	108,000	26,379
Mitsui Chemicals	559,000	2,326
Mitsui Sumitomo Insurance Group Holdings	622,900	17,543
Mitsui Trust Holdings	4,922,000	18,765
Mizuho Financial Group	10,145,300	20,450
Morinaga	76,000	394
Morinaga Milk Industry	87,000	404
NEC Networks & System Integration	14,700	263
Nichi-iko Pharmaceutical	116,000	2,922
Nidec	162,200	12,523
Nintendo	158,937	24,373
Nippo	198,000	3,353
Nippon Flour Mills	78,000	531
Nippon Paper Industries	40,000	643
Nippon Steel & Sumitomo Metal	769,500	15,433
Nippon Suisan Kaisha	431,500	1,481
Nissan Motor	590,000	6,291
Nissan Tokyo Sales Holdings	115,600	291
Nissha Printing	49,000	1,025
Nomura Real Estate Holdings	256,700	5,021
NSK	2,311,500	29,044

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
NTT DoCoMo	1,487,127	$28,082
OKUMA	155,000	1,407
Otsuka Holdings	14,400	476
Pigeon	147,700	4,229
Pioneer*	706,500	2,195
Rakuten	1,300,100	16,367
SBI Holdings	352,600	3,990
Secom	535,200	36,628
Seino Holdings	52,500	532
Shimano	107,700	15,961
SKY Perfect JSAT Holdings	263,500	1,331
SMC	65,900	17,437
SoftBank	139,100	7,376
Sojitz	868,600	1,902
Sony	1,057,549	27,254
Sumitomo Chemical	3,460,780	19,819
Sumitomo Heavy Industries	612,000	2,899
Sumitomo Metal Mining	1,223,100	13,771
Sumitomo Osaka Cement	526,000	2,023
Suzuken	178,090	6,941
T&D Holdings	1,968,300	27,541
Taisei	115,000	708
Toagosei	54,700	469
Toho Holdings	205,600	5,095
Tokyo Electric Power*	1,629,100	9,964
TonenGeneral Sekiyu	61,000	588
Tosoh	602,000	3,369
Toyota Motor	157,600	9,789
Toyota Tsusho	628,800	14,731
Ube Industries	1,619,000	3,441
West Japan Railway	285,600	18,012
Yamazaki Baking	195,000	3,662
Zenkoku Hosho	103,000	3,371

		976,783

Malaysia — 0.1%
MISC	2,068,800	4,483
Tenaga Nasional	581,800	1,823

		6,306

Mexico — 0.4%
America Movil, Ser L	4,324,911	3,508
America Movil ADR, Ser L, Cl L	1,572,749	25,463
Gruma, Ser B, Cl B	59,583	866

		29,837

Netherlands — 1.6%
Aegon	4,135,417	25,315
AerCap Holdings*	149,110	6,776
APERAM*	53,715	1,826
Boskalis Westminster	139,610	6,210
Heineken Holding	314,730	24,750
Koninklijke Ahold	203,247	4,420
Koninklijke Vopak	27,572	1,196
PostNL*	472,041	1,577
TomTom*	199,550	2,491
Unilever	710,086	31,142

Description	Shares	Market Value ($ Thousands)
Wolters Kluwer	114,279	$3,947

		109,650

Norway — 1.2%
DnB	3,421,202	45,080
Norsk Hydro	4,079,621	15,788
Statoil (A)	163,890	2,537
Statoil ADR (A)	1,080,120	16,602

		80,007

Panama — 0.1%
Copa Holdings, Cl A (A)	146,197	7,551

Peru — 0.2%
Credicorp	149,677	15,807

Poland — 0.1%
Orange Polska	239,817	401
PGE	195,492	641
Polski Koncern Naftowy Orlen	288,260	4,842

		5,884

Portugal — 0.1%
Jeronimo Martins	468,944	6,505

Qatar — 0.1%
Barwa Real Estate	381,136	3,977

Russia — 0.6%
Lukoil PJSC ADR	503,500	19,274
Magnit GDR	260,046	12,540
Yandex, Cl A*	546,304	9,085

		40,899

Singapore — 1.9%
Avago Technologies, Cl A	228,943	29,865
DBS Group Holdings	2,973,000	34,816
Keppel	4,845,100	22,524
Singapore Airlines	99,000	714
Singapore Exchange	228,300	1,222
United Overseas Bank	1,266,210	17,426
United Overseas Bank ADR	870,200	23,887

		130,454

South Africa — 1.6%
Barclays Africa Group	61,823	681
Bidvest Group	19,962	467
Brait*	131,158	1,458
Clicks Group	102,539	690
FirstRand	3,295,392	10,745
Investec (A)	431,543	3,640
Liberty Holdings	86,627	779
Massmart Holdings	77,911	624
Naspers, Cl N	256,094	38,269
Sasol	317,592	8,866
Sasol ADR	937,900	26,074
Shoprite Holdings	42,399	418
SPAR Group	36,945	465

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Standard Bank Group	512,503	$4,615
Steinhoff International Holdings	352,028	1,977
Telkom	1,239,923	5,315

		105,083

South Korea — 3.7%
Hyundai Mobis	98,516	21,225
Kia Motors	63,159	2,864
Korea Electric Power	172,895	7,308
Korea Electric Power ADR (A)	1,478,411	31,298
LG Household & Health Care	33,977	29,575
LG.Philips LCD	502,340	11,018
NAVER	20,246	11,032
Samsung Electronics	99,063	109,837
Samsung Securities	70,060	2,677
SK Holdings	26,563	6,193
SK Hynix	235,208	6,418
SK Telecom	56,508	11,418

		250,863

Spain — 1.5%
ACS Actividades Construcciones y Servicios	267,765	8,730
Amadeus IT Holding, Cl A	1,087,873	43,620
Banco Bilbao Vizcaya Argentaria	175,999	1,460
Banco Santander Central Hispano	118,535	647
Bankinter	1,264,029	9,146
Endesa	310,490	6,421
Gamesa Tecnologica	103,789	1,816
Grifols	25,799	1,224
Iberdrola	99,422	696
Industria de Diseno Textil	658,495	23,688
Mediaset Espana Comunicacion	268,701	3,085
Tecnicas Reunidas (A)	76,840	3,077

		103,610

Sweden — 2.8%
Atlas Copco, Cl B	974,558	24,115
Betsson	179,550	3,039
BillerudKorsnas	358,251	6,848
Boliden	129,842	2,387
Electrolux, Cl B	221,604	6,505
Getinge, Cl B	1,214,847	30,757
Industrivarden, Cl C	167,580	3,001
JM	206,104	6,015
Nordea Bank	2,507,700	27,791
Securitas, Cl B	269,468	4,113
Skandinaviska Enskilda Banken, Cl A	299,991	3,191
Skanska, Cl B	25,094	499
Svenska Cellulosa, Cl B	243,015	7,011
Svenska Cellulosa ADR	563,100	16,144
Svenska Handelsbanken, Cl A	1,903,791	25,628
Swedbank, Cl A	41,705	924
Swedish Orphan Biovitrum*	120,419	1,904
TeliaSonera	2,584,404	12,686

Description	Shares	Market Value ($ Thousands)
Volvo, Cl B	729,112	$7,541

		190,099

Switzerland — 6.0%
Actelion	278,452	39,142
Baloise Holding	14,032	1,706
Cie Financiere Richemont	169,452	12,693
Credit Suisse Group ADR (A)	701,096	15,459
Forbo Holding	2,774	3,071
Galenica	12,979	18,990
Georg Fischer	8,119	5,296
Givaudan	16,915	30,557
Holcim	214,379	11,470
Julius Baer Group	106,100	5,083
Kaba Holding	2,199	1,414
Lonza Group	151,983	24,041
Nestle	454,399	33,750
Novartis ADR	407,970	34,775
Roche Holding	255,718	68,535
Swiss Life Holding	86,405	21,812
Swiss Re	171,566	16,365
Wolseley	312,838	18,149
Zurich Insurance Group ADR	1,504,800	39,516

		401,824

Taiwan — 2.9%
Advanced Semiconductor Engineering	24,570,000	25,856
AU Optronics	12,408,000	3,322
AU Optronics ADR (A)	2,117,262	5,674
Chunghwa Telecom	542,000	1,657
Foxconn Technology	643,710	1,444
Fubon Financial Holding	11,754,949	18,726
Hon Hai Precision Industry	8,749,708	22,516
Hon Hai Precision Industry GDR	1,748,259	9,493
Innolux, Cl A	15,521,544	4,751
Pegatron	4,341,000	11,450
Taiwan PCB Techvest	602,000	615
Taiwan Semiconductor Manufacturing	3,008,000	12,809
Taiwan Semiconductor Manufacturing ADR	3,183,544	72,457
United Microelectronics	3,643,000	1,323
United Microelectronics ADR (A)	1,211,600	2,241

		194,334

Thailand — 0.1%
Siam Cement, NVDR	460,900	5,787
Thanachart Capital	1,205,600	1,186

		6,973

Turkey — 0.8%
Akbank	6,182,621	14,741
BIM Birlesik Magazalar	237,322	4,450
Eregli Demir ve Celik Fabrikalari	1,782,965	2,306
KOC Holding ADR	596,550	12,110
Petkim Petrokimya Holding	694,146	1,063
Tupras Turkiye Petrol Rafinerileri	69,191	1,713
Turkiye Garanti Bankasi	5,199,390	13,095
Turkiye Is Bankasi, Cl C	3,387,155	5,512

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
TurkiyeVakiflarBankasi Tao, Cl D	684,727	$938

		55,928

United Arab Emirates — 0.4%
Dubai Islamic Bank	16,187,714	28,206

United Kingdom — 13.6%
Abcam	49,922	431
ARM Holdings	1,488,355	25,182
ARM Holdings ADR	1,284,691	65,134
ASOS*	139,251	7,022
Associated British Foods	363,060	19,379
AstraZeneca	153,712	10,418
BAE Systems ADR	1,149,500	35,634
Berkeley Group Holdings	169,787	8,207
BG Group	769,290	11,945
BP PLC ADR	283,569	9,812
British American Tobacco	265,098	15,435
Burberry Group	450,796	8,448
Capita	984,107	18,843
Carnival	134,530	7,017
Centrica	3,565,784	11,707
CRH	413,993	12,183
Debenhams	1,592,681	2,004
Diageo	1,191,410	34,255
DS Smith	253,483	1,584
Experian	923,108	17,105
Halma	365,551	4,746
Hargreaves Lansdown	689,508	15,527
Hays	216,252	480
Home Retail Group (A)	857,112	1,328
HSBC Holdings	1,679,458	13,386
Hunting	64,030	320
Imperial Tobacco Group	763,422	41,233
Inchcape	157,269	1,862
Indivior	822,116	2,419
Investec	447,508	3,806
ITV	12,904,774	52,643
John Wood Group	216,679	1,822
Just Eat*	321,990	2,136
Man Group	6,729,965	16,533
Marks & Spencer Group ADR	2,081,000	31,382
Mondi	508,405	11,816
Pace	116,725	700
Persimmon	1,322,682	38,128
Petrofac	520,463	6,463
Playtech	186,791	2,273
Premier Oil	830,955	889
Prudential	1,305,492	30,254
QinetiQ	613,518	2,428
Reckitt Benckiser Group	310,164	29,087
Rentokil Initial	216,186	519
Rightmove	11,157	672
Rio Tinto	560,131	18,621
Rio Tinto ADR (A)	1,058,977	35,031

Description	Shares	Market Value ($ Thousands)
Rolls-Royce Holdings	620,263	$5,663
Royal Dutch Shell, Cl A	1,360,019	33,899
Royal Dutch Shell, Cl A (GBP)	120,089	2,970
Royal Dutch Shell ADR, Cl A	627,200	31,209
Schroders	72,937	3,289
Seadrill (A)	401,345	2,381
Shire	1,153,359	80,662
Sky	1,004,042	16,716
St. James’s Place	925,337	14,152
Tullow Oil	1,588,442	4,696
WPP	1,350,141	31,197

		915,083

United States — 3.9%
Allergan*	96,464	30,279
Axis Capital Holdings	296,500	16,604
Carnival, Cl A	781,916	39,510
Core Laboratories (A)	338,868	40,037
Everest Re Group	242,188	44,669
ICON*	1,009,281	75,020
Luxoft Holding, Cl A*	15,603	1,209
PriceSmart	115,660	10,780
Taro Pharmaceuticals Industries*	16,967	2,457
Transocean (A)	17,676	254

		260,819

Total Common Stock (Cost $6,286,670) ($ Thousands)		6,435,529

PREFERRED STOCK — 0.3%

Brazil — 0.3%
Banco Bradesco	562,280	3,030
Cia Energetica de Minas Gerais	645,654	1,088
Cia Paranaense de Energia	44,700	327
Itau Unibanco Holding	605,850	4,296
Itau Unibanco Holding ADR	854,294	6,049
Suzano Papel e Celulose, Cl A	336,600	1,632
Telefonica Brasil, Cl Preference	289,700	2,735

		19,157

Germany — 0.0%
FUCHS PETROLUB	16,721	791

Total Preferred Stock (Cost $38,966) ($ Thousands)		19,948

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%**†	203,019,182	203,019

Total Cash Equivalent (Cost $203,019) ($ Thousands)		203,019

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Continued)

November 30, 2015

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 2.6%
SEI Liquidity Fund, L.P.
0.080%**† (C)	173,528,912	$173,529

Total Affiliated Partnership (Cost $173,529) ($ Thousands)		173,529

U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bills
0.000%, 02/04/2016 (D)	$17,259	17,255

Total U.S. Treasury Obligation (Cost $17,256) ($ Thousands)		17,255

Total Investments — 102.1% (Cost $6,719,440) ($ Thousands)		$6,849,280

A list of the open futures contracts held by the Fund at November 30, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	787	Dec-2015	$411
FTSE 100 Index	217	Dec-2015	56
Hang Seng Index	27	Dec-2015	(118)
S&P TSX 60 Index	62	Dec-2015	15
SPI 200 Index	76	Dec-2015	(76)
Topix Index	173	Dec-2015	(263)

			$25

For the year ended November 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $6,708,636 ($ Thousands).

†	Investment in Affiliated Security.
*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2015.

(A)	This security or a partial position of this security is on loan at November 30, 2015. The total market value of securities on loan at November 30, 2015 was $168,814 ($ Thousands).

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2015 was $173,529 ($ Thousands).

(D)	The rate reported is the effective yield at time of purchase.
ADR — American Depositary Receipt

CDI — CREST Depository Interest

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

L.P. — Limited Partnership

NVDR — Non-Voting Depository Receipt

PLC — Public Limited Company

Ser — Series

S&P — Standard & Poor’s

SPI — Share Price Index

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of November 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Concluded)

November 30, 2015

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,433,815	$1,714	$—	$6,435,529
Preferred Stock	19,948	—	—	19,948
Cash Equivalent	203,019	—	—	203,019
Affiliated Partnership	—	173,529	—	173,529
U.S. Treasury Obligation	—	17,255	—	17,255

Total Investments in Securities	$6,656,782	$192,498	$—	$6,849,280

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$482	$—	$—	$482
Unrealized Depreciation	(457)	—	—	(457)

Total Other Financial Instruments	$25	$—	$—	$25

*	Futures contracts are valued at unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 91.6%

Argentina — 0.4%
MercadoLibre	2,800	$345

Australia — 2.4%
BGP Holdings*	4,500	—
BHP Billiton ADR	6,122	163
BlueScope Steel	19,080	58
Brambles	27,367	216
Caltex Australia	6,257	156
Cochlear	2,729	187
Collins Foods	16,130	45
Commonwealth Bank of Australia	7,214	415
Godfreys Group	1,930	3
Medibank Pvt	90,380	152
Northern Star Resources	22,747	40
Objective Corporation	5,533	7
Qantas Airways	41,185	109
South32 ADR*	1	—
Telstra	44,000	171
Treasury Wine Estates	29,363	161
Watpac	10,863	8

		1,891

Austria — 2.0%
Conwert Immobilien Invest	17,356	244
Erste Group Bank	11,712	359
Kapsch TrafficCom	2,098	78
OMV	8,837	252
Porr Ag	2,082	57
Schoeller-Bleckmann Oilfield Equipment	4,394	247
Strabag	1,092	28
Voestalpine	10,115	329
Wienerberger	1,053	18

		1,612

Belgium — 0.3%
AGFA-Gevaert*	11,327	56
Colruyt	1,970	98
Jensen-Group	268	7
Sioen Industries	1,719	34
TER Beke	86	8

		203

Brazil — 1.3%
Ambev	12,900	61
Banco Bradesco ADR	22,680	122
Banco do Brasil	46,100	192
Embraer ADR	7,590	237
Iochpe Maxion	9,400	35
JBS	53,900	171
Qualicorp	36,600	138
Tupy	8,400	43

		999

Canada — 5.1%
Bank of Nova Scotia	300	14

Description	Shares	Market Value ($ Thousands)
Bird Construction	28,600	$306
Chorus Aviation, Cl A	5,140	22
Claude Resources*	25,500	14
Cogeco	1,682	69
Cogeco Cable	1,000	49
Constellation Software	493	212
Entertainment One	4,860	16
Fairfax Financial Holdings	804	387
Granite Oil	535	4
Magellan Aerospace	1,300	16
Magna International, Cl A	10,508	479
Manulife Financial	11,700	193
Newmarket Gold*	55,711	60
Restaurant Brands International	4,600	168
Ritchie Bros Auctioneers	5,171	138
Rogers Communications, Cl B	5,428	209
Royal Bank of Canada	10,500	600
Strad Energy Services	14,708	19
Stuart Olson	2,600	13
Suncor Energy	7,200	199
Supremex	20,200	76
Teranga Gold*	7,500	3
Toronto-Dominion Bank	10,400	426
Transat AT*	1,300	6
Transcontinental, Cl A	10,500	171
Trican Well Service	30,500	15
Valeant Pharmaceuticals International*	250	23
Vecima Networks	1,900	16
WestJet Airlines, Cl A	235	4
Yellow Pages*	11,633	143

		4,070

Chile — 0.2%
Antofagasta	10,613	81
Embotelladora Andina ADR, Cl B	2,983	56
Enersis ADR	2,614	32

		169

China — 2.0%
Alibaba Group Holding ADR*	2,209	186
Baidu ADR*	1,800	392
Bitauto Holdings ADR*	1,230	33
China Oilfield Services	219,800	219
China Telecom	8,000	4
Chongqing Rural Commercial Bank	113,000	67
Mindray Medical International ADR	11,971	321
NetEase ADR	111	18
New China Life Insurance	12,900	53
Ping An Insurance Group of China	31,000	170
Weichai Power	105,400	109

		1,572

Colombia — 0.3%
Bancolombia ADR, Cl R	5,491	155

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Ecopetrol ADR	10,455	$88

		243

Czech Republic — 0.3%
Komercni Banka	1,136	231
Unipetrol*	895	5

		236

Denmark — 2.1%
DSV	8,421	327
Genmab*	1,272	164
Novo Nordisk, Cl B	9,648	531
Novozymes, Cl B	5,224	251
Pandora	1,940	230
Vestas Wind Systems	2,880	188

		1,691

Egypt — 0.0%
Commercial International Bank Egypt SAE ADR	1,809	8

Finland — 1.7%
Atria, Cl A	10,693	99
Cramo	2,440	49
HKScan, Cl A	6,149	26
Kone, Cl B	6,791	290
Lemminkainen	365	5
Neste Oil	13,023	375
Nokian Renkaat	1,810	71
Orion, Cl B	138	5
Sampo, Cl A	4,669	232
Stora Enso, Cl R	4,593	45
UPM-Kymmene	9,844	188

		1,385

France — 4.7%
Aubay	931	16
Axway Software	631	17
Boiron	670	55
Burelle	141	109
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	144	4
Cegedim*	1,522	55
Cegid Group	1,826	96
Credit Agricole Loire Haute-Loire	140	10
Credit Agricole Toulouse	315	28
Credit Industriel et Commercial	40	8
Derichebourg*	31,217	78
Edenred	6,024	125
Essilor International	1,740	227
Esso Francaise *	528	28
EuropaCorp*	2,531	14
Faurecia	1,980	74
Fleury Michon	329	23
Groupe Fnac*	3,005	168
Groupe Guillin	1,730	40
Groupe Partouche*	778	16
Guerbet	1,662	107

Description	Shares	Market Value ($ Thousands)
Infotel	178	$6
Ipsen	2,948	189
Linedata	339	12
Peugeot*	14,422	258
Plastivaloire	1,887	135
PSB Industries	59	4
Societe Generale	6,940	331
Sodexo	3,326	329
Synergie	2,610	68
Thales	2,160	161
TOTAL	6,810	338
Trigano	2,175	126
UBISOFT Entertainment*	9,335	261
Veolia Environnement	8,970	215
Vetoquinol	324	13

		3,744

Germany — 4.4%
ADVA Optical Networking*	4,367	54
Allianz	3,003	532
Atoss Software	115	8
AUDI	37	27
Austria Technologie & Systemtechnik	2,182	35
BASF	4,579	379
Brenntag	3,383	185
CENTROTEC Sustainable	477	7
Constantin Medien*	17,806	33
Continental	945	228
C-QUADRAT Investment	174	8
Deutsche Boerse	4,529	388
Deutsche Lufthansa	16,667	239
Eckert & Ziegler	360	7
Fresenius	1,890	139
FRoSTA	447	20
Hannover Rueck	276	32
Highlight Communications	11,656	62
Hornbach Baumarkt	922	32
Hornbach Holding & KGaA	312	25
Hypoport*	447	37
Koenig & Bauer	1,522	52
KUKA	1,090	96
Leifheit	72	4
Mensch und Maschine Software	692	7
Merck KGaA	1,286	132
MTU Aero Engines	1,457	145
Nordex*	250	8
Paul Hartmann	21	8
SAP	3,968	313
Stroeer Media	1,525	91
Ultrasonic*	1,032	—
VERBIO Vereinigte BioEnergie*	37,590	214
Washtec	238	8

		3,555

Hong Kong — 4.0%
1010 Printing Group	158,180	23

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Anhui Conch Cement	100,500	$274
Bank of China	54,000	24
Champion Technology Holdings	40,000	1
China Construction Bank	373,000	256
China Mobile	46,000	523
Chuang’s Consortium International	132,000	15
CK Hutchison Holdings	13,000	170
EcoGreen International Group	407,000	97
Hang Seng Bank	13,600	246
HK Electric Investments & HK Electric Investments (A)	83,000	66
Hong Kong Exchanges and Clearing	13,800	360
Hong Kong Ferry Holdings	27,000	31
Industrial & Commercial Bank of China	391,000	237
Keck Seng Investments	2,000	2
Liu Chong Hing Investment	24,000	29
Luen Thai Holdings	39,000	6
Niraku GC Holdings	208,000	20
Orient Overseas International	79,000	365
Rykadan Capital	475,000	67
Shun Ho Technology Holdings*	38,000	13
Tencent Holdings	12,400	247
Want Want China Holdings	162,000	127
Wing On International	12,111	39

		3,238

India — 1.2%
HDFC Bank ADR	9,375	545
ICICI Bank ADR	50,443	419

		964

Indonesia — 0.4%
Asahimas Flat Glass	1,500	1
Bank Rakyat Indonesia Persero	205,200	160
Indofood Sukses Makmur	372,700	131
Samudera Indonesia	4,200	1
Telekomunikasi Indonesia Persero	104,000	22

		315

Ireland — 1.1%
CRH	6,934	204
James Hardie Industries, CDI	20,418	242
Ryanair Holdings ADR	6,077	467

		913

Israel — 0.9%
Bank Hapoalim	28,620	148
Bank Leumi Le-Israel*	33,415	121
Teva Pharmaceutical Industries ADR	7,740	487

		756

Italy — 1.1%
A2A	130,480	183
Danieli & C Officine Meccaniche	145	3
El.En.	704	32
Exor	4,191	188
Fiat Chrysler Automobiles*	15,600	223
La Doria	629	9
Saras*	111,696	223

Description	Shares	Market Value ($ Thousands)
Servizi Italia	4,379	$18

		879

Japan — 12.6%
Aichi Bank	200	11
Aoki Super	1,000	10
Arata	1,800	39
AT-Group	4,000	84
Axyz	200	4
Central Japan Railway	1,700	303
Chubu Shiryo	13,700	122
Computer Engineering & Consulting	8,400	78
Dai-ichi Life Insurance	10,400	180
Daiwa House Industry	1,900	53
Daiwa Securities Group	34,000	220
Denso	21,400	1,019
FANUC	1,200	213
Fast Retailing	700	283
G-7 Holdings, Cl 7	6,400	89
Grandy House	7,000	23
Haseko	10,500	117
Hirata	4,400	54
Hitachi	56,000	330
Hokkaido Coca-Cola Bottling	1,000	5
Hokko Chemical Industry	3,000	11
Hokuriku Gas	7,000	16
Itochu	9,600	117
Japan Airlines	8,900	304
Japan Exchange Group	27,000	423
Jeol	3,000	20
Kamei	10,200	111
Kawasumi Laboratories	1,100	8
Keiyo Gas	1,000	5
Kita-Nippon Bank	1,200	33
Kitano Construction	13,000	36
Kyowa Leather Cloth	2,600	20
Marubeni	35,500	196
Marukyo	2,000	14
Maruzen - General Commercial Kitchen Appliances & Equipment	5,000	39
Matsui Construction	1,200	8
Mitsubishi Gas Chemical	12,000	65
Mitsubishi UFJ Financial Group	24,100	154
Mitsui Sumitomo Insurance Group Holdings	12,700	358
Mitsui Trust Holdings	82,000	313
Mizuho Financial Group	149,300	301
NDS	7,000	20
Nichiban*	2,000	10
Nidec	2,800	216
Nihon Yamamura Glass	21,000	32
Nippon Steel & Sumitomo Metal	12,400	249
Nippon Telegraph & Telephone	9,070	336
Nissan Motor	16,400	175
Nissin Sugar	2,200	81
Pigeon	4,200	120

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Rakuten	23,100	$291
San-Ai Oil	7,691	61
Secom	8,600	589
Shimano	1,900	282
Shimizu Bank	400	10
SMC	1,200	317
SoftBank	3,900	207
Sumitomo Chemical	19,000	109
Sumitomo Mitsui Financial Group	400	15
T&D Holdings	6,500	91
T-Gaia	1,900	23
Tokyo Electric Power*	23,100	141
Toyota Motor	12,500	776
Yamae Hisano	600	5
Yamato	2,600	10
Yurtec	5,000	50
Zenkoku Hosho	1,400	46

		10,051

Malaysia — 0.4%
Malaysian Pacific Industries	21,100	39
MISC	57,600	125
Petron Malaysia Refining & Marketing*	58,800	50
Petronas Chemicals Group	79,300	125
Tenaga Nasional	1,200	4

		343

Mexico — 0.7%
America Movil ADR, Ser L, Cl L	3,532	57
Industrias Bachoco	53,147	222
Industrias Bachoco ADR	2,630	132
Wal-Mart de Mexico	51,938	138

		549

Netherlands — 2.2%
AerCap Holdings*	4,150	189
DOCdata	492	12
Heineken Holding	4,328	340
ING Groep	288	4
KAS Bank	1,503	17
Nederland Apparatenfabriek	1,780	59
SNS Reaal*	1,762	1
Unilever	25,904	1,136

		1,758

New Zealand — 0.0%
Tourism Holdings	3,995	6

Norway — 1.5%
DnB	49,512	652
Norsk Hydro	65,913	255

Description	Shares	Market Value ($ Thousands)
Statoil ADR	17,491	$269

		1,176

Panama — 0.2%
Copa Holdings, Cl A	2,562	132

Peru — 0.2%
Credicorp	1,162	123

Philippines — 0.0%
Cebu Air	2,290	4
Top Frontier Investment Holdings*	8,700	14

		18

Poland — 0.5%
Ciech*	731	16
Emperia Holding	1,287	22
Kernel Holding	12,104	145
PGE	13,153	43
Polski Koncern Naftowy Orlen	10,684	179

		405

Portugal — 0.2%
Jeronimo Martins	12,130	168

Qatar — 0.1%
Barwa Real Estate	10,982	115

Russia — 0.5%
Magnit GDR	547	26
Magnit PJSC GDR	4,122	199
Surgutneftegas ADR	737	4
Yandex, Cl A*	9,576	159

		388

Singapore — 1.6%
DBS Group Holdings	35,400	415
Frencken Group	36,000	5
Golden Agri-Resources	8,000	2
GP Batteries International	11,708	8
Hong Leong Finance	7,000	12
Lantrovision*	4,220	6
NatSteel	8,500	9
New Toyo International Holdings	23,200	4
Oversea-Chinese Banking	33,500	206
QAF	6,792	5
Riverstone Holdings	34,800	56
United Industrial	100,000	212
United Overseas Bank	23,500	323

		1,263

South Africa — 2.0%
Brait*	9,462	105
FirstRand	124,118	405
Investec	1,705	14
Massmart Holdings	1,482	12
Mondi	1,927	44
Naspers, Cl N	4,539	678

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Sanlam	2,546	$11
Sasol	3,830	107
Standard Bank Group	7,111	64
Steinhoff International Holdings	6,271	35
Telkom	29,987	129

		1,604

South Korea — 3.6%
Hyundai Mobis	1,592	343
Kia Motors	2,390	108
Korea Electric Power	6,124	259
LG.Philips LCD	510	11
NAVER	360	196
Samsung Electronics	1,362	1,510
Samsung Securities	1,950	75
SK Hynix	6,309	172
SK Telecom	991	200
YESCO	577	19

		2,893

Spain — 1.8%
Amadeus IT Holding, Cl A	15,987	641
Bankinter	22,357	162
Endesa	8,660	179
Iberpapel Gestion	431	8
Industria de Diseno Textil	11,730	422

		1,412

Sweden — 2.4%
Atlas Copco, Cl B	16,572	410
Betsson	5,055	86
Biotage	26,437	66
Catella	18,486	37
Getinge, Cl B	19,628	497
Industrial & Financial Systems, Cl B	555	23
Proact IT Group	1,997	32
Probi	957	15
Svenska Cellulosa, Cl B	4,200	121
Svenska Handelsbanken, Cl A	34,152	460
Volvo, Cl B	12,944	134

		1,881

Switzerland — 4.4%
Bachem Holding, Cl B	280	14
Cie Financiere Richemont	2,700	202
Credit Suisse Group ADR	11,327	250
EFG International	3,209	31
Holcim	3,758	201
Julius Baer Group	2,950	141
Nestle	9,569	711
Novartis ADR	6,591	562
Roche Holding	2,299	616
Siegfried Holding	987	193
Swiss Life Holding	31	8
Swiss Re	2,950	281
Tamedia	129	21

Description	Shares	Market Value ($ Thousands)
Wolseley	5,609	$326

		3,557

Taiwan — 3.0%
Advanced Semiconductor Engineering	396,000	417
Hon Hai Precision Industry	105,102	270
Hon Hai Precision Industry GDR	57,224	311
Pegatron	3,633	9
Taiwan Semiconductor Manufacturing	59,000	251
Taiwan Semiconductor Manufacturing ADR	50,820	1,157

		2,415

Thailand — 0.7%
PTT	29,700	212
Siam Cement	14,300	180
Siam Cement, NVDR	12,850	161
Thai Vegetable Oil, NVDR	38,900	31

		584

Turkey — 0.7%
Akbank	99,890	238
BIM Birlesik Magazalar	4,325	81
Is Yatirim Menkul Degerler	11,419	4
Pinar Entegre Et ve Un Sanayi	4,573	18
Turkiye Garanti Bankasi	84,005	212

		553

United Kingdom — 13.4%
3i Group	874	7
ARM Holdings	26,394	447
ARM Holdings ADR	20,756	1,052
ASOS*	2,562	129
Associated British Foods	8,751	467
AstraZeneca	6,447	437
Berkeley Group Holdings	4,390	212
BG Group	13,347	207
BHP Billiton	194	2
BP	21,255	123
BP PLC ADR	5,984	207
British American Tobacco	4,854	283
Burberry Group	8,113	152
Capita	17,477	335
Carnival	3,750	196
Carnival, Cl A	12,633	638
Cenkos Securities	5,511	15
Character Group	4,317	33
CML Microsystems	475	3
Coats Group*	23,012	10
CRH	3,345	98
Dart Group	7,297	57
Dechra Pharmaceuticals	610	9
Diageo	19,249	553
Eco Animal Health Group	1,679	8
entu UK	3,698	3
Experian	16,394	304
Gem Diamonds	2,656	4
Greggs	1,752	33
Halma	10,200	132

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Hargreaves Lansdown	12,407	$279
Hargreaves Services	1,346	6
HSBC Holdings	61,573	491
Impellam Group	683	8
Imperial Tobacco Group	4,430	239
Indivior	4,527	13
ITV	94,816	387
Just Eat*	8,980	60
Moneysupermarket.com Group	7,731	38
NWF Group*	20,576	54
Persimmon	7,240	209
Prudential	27,622	640
Rio Tinto	10,091	336
Rio Tinto ADR	8,836	292
Rolls-Royce Holdings	11,606	106
RSA Insurance Group	6,046	40
Schroders	363	16
Seadrill	7,399	44
Shire	13,416	938
Shoe Zone	5,464	17
St. Ives	2,512	8
St. James’s Place	16,271	249
Trinity Mirror	6,418	15
Tullow Oil	28,480	84
Vodafone Group ADR	289	10

		10,735

United States — 3.1%
Core Laboratories	5,475	647
Everest Re Group	3,913	722
ICON*	12,484	928
North American Energy Partners	908	2
PriceSmart	2,055	191

		2,490

Total Common Stock (Cost $74,613) ($ Thousands)		73,407

PREFERRED STOCK — 0.8%

Brazil — 0.8%
Banco Bradesco	37,680	203
Centrais Eletricas Santa Catarina	8,800	25
Itau Unibanco Holding	39,831	283
Itau Unibanco Holding ADR	15,322	109

		620

Germany — 0.0%
Einhell Germany	165	6
Westag & Getalit	305	7

		13

Total Preferred Stock (Cost $1,214) ($ Thousands)		633

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
	Number Of Rights
RIGHTS — 0.0%

Italy — 0.0%
UnipolSai, Cl A*‡	31,766	$—
UnipolSai, Cl B*‡	31,766	—

Total Rights (Cost $—) ($ Thousands)		—

CASH EQUIVALENT — 4.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%**†	3,616,488	3,616

Total Cash Equivalent (Cost $3,616) ($ Thousands)		3,616

U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bills
0.103%, 02/04/2016 (B) (C)	$244	244
0.010%, 02/18/2016 (B)	35	35

Total U.S. Treasury Obligations (Cost $279) ($ Thousands)		279

Total Investments — 97.3% (Cost $79,722) ($ Thousands)		$77,935

A list of the open futures contracts held by the Fund at November 30, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	34	Dec-2015	$29
FTSE 100 Index	11	Dec-2015	5
Hang Seng Index	1	Dec-2015	(4)
S&P TSX 60 Index	2	Dec-2015	1
SPI 200 Index	3	Dec-2015	(3)
Topix Index	8	Dec-2015	(11)

			$17

For the period ended November 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $80,121 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2015.

†	Investment in Affiliated Security.

‡	Expiration date unavailable.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	The rate reported is the effective yield at time of purchase.

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund (Concluded)

November 30, 2015

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

CDI — CREST Depository Interest

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and Stock Exchange

GDR — Global Depositary Receipt

L.P. — Limited Partnership

NVDR — Non-Voting Depository Receipt

PLC — Public Limited Company

S&P — Standard & Poor’s

Ser — Series

SPI — Share Price Index

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of November 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$73,406	$—	$1	$73,407
Preferred Stock	620	13	—	633
Rights	—	—	—	—
Cash Equivalent	3,616	—	—	3,616
U.S. Treasury Obligations	—	279	—	279

Total Investments in Securities	$77,642	$292	$1	$77,935

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$35	$—	$—	$35
Unrealized Depreciation	(18)	—	—	(18)

Total Other Financial Instruments	$17	$—	$—	$17

*	Futures contracts are valued at unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

November 30, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 79.1%

Argentina — 2.1%
Banco Macro ADR*	44,020	$2,548
Grupo Clarin GDR, Cl B	51,930	935
Grupo Financiero Galicia ADR	174,332	4,385
MercadoLibre	46,470	5,727
Pampa Energia ADR*	22,600	503
YPF ADR	114,047	2,087

		16,185

Bangladesh — 0.1%
BRAC Bank	428,530	261
Envoy Textiles	244,800	146
GrameenPhone	65,750	221

		628

Belgium — 0.1%
KBC Ancora	12,266	485

Botswana — 0.0%
Sechaba Breweries	116,590	316

Brazil — 3.5%
Ambev	310,300	1,476
Ambev ADR	1,447,360	6,904
B2W Cia Digital*	93,542	352
Banco do Brasil	492,700	2,048
BB Seguridade Participacoes	63,500	421
BR Malls Participacoes	127,400	417
BRF ADR	174,170	2,480
BRF - Brasil Foods	10,300	145
BTG Pactual Group	259,900	1,386
Cosan Industria e Comercio (Brazil)	49,300	303
Cyrela Brazil Realty Empreendimentos e Participacoes	154,400	291
Estacio Participacoes	101,200	346
Even Construtora e Incorporadora	474,100	494
JBS	870,900	2,760
Light	134,100	370
Lojas Americanas	51,800	159
Lojas Renner	251,329	1,122
Petroleo Brasileiro ADR, Cl A*	192,200	744
Porto Seguro	67,300	559
Qualicorp	57,526	217
Raia Drogasil	274,470	2,777
Tupy	182,809	932
Ultrapar Participacoes	35,000	560

		27,263

Canada — 0.4%
Africa Oil*	258,700	384
Bankers Petroleum*	204,938	242
First Quantum Minerals	344,543	1,257

Description	Shares	Market Value ($ Thousands)
Gran Tierra Energy*	575,780	$1,431

		3,314

Chile — 0.6%
Banco de Chile	8,408,544	838
Banco Santander Chile	13,010,215	580
Cia Cervecerias Unidas ADR	46,560	1,038
Empresas COPEC	29,872	256
Forus	349,870	886
Parque Arauco	656,340	985
Vina Concha y Toro	281,450	419

		5,002

China — 7.1%
Agricultural Bank of China	2,430,000	931
Bank of Chongqing	1,495,000	1,095
Belle International Holdings	1,325,000	1,159
Changyou.com ADR*	27,700	618
China Biologic Products*	35,705	4,196
China Communications Construction	1,404,000	1,623
China Communications Services	1,422,000	548
China Everbright Bank	6,498,000	2,934
China Life Insurance	366,000	1,263
China Petroleum & Chemical	7,174,000	4,396
China Petroleum & Chemical ADR	13,900	860
China Railway Construction	944,000	1,254
China Railway Group	675,000	561
China Shenhua Energy	438,000	684
Cogobuy Group* (A)	566,000	756
Cosmo Lady (China) Holdings (A)	759,000	739
Ctrip.com International ADR*	71,690	7,672
Datang International Power Generation	1,688,000	544
Evergrande Real Estate Group	1,365,000	1,076
Fufeng Group	1,850,000	881
Great Wall Motor	408,500	501
Guangzhou R&F Properties	2,189,600	2,466
Haichang Ocean Park Holdings* (A)	3,387,361	760
Huaneng Power International	1,762,000	1,537
JA Solar Holdings ADR*	61,400	536
Jiangnan Group	4,410,000	939
Jiangsu Expressway	860,000	1,114
Jiangxi Copper	638,000	763
JinkoSolar Holding ADR*	57,600	1,469
Kingdee International Software Group	1,148,000	555
Maanshan Iron & Steel*	2,414,000	508
NetEase ADR	13,700	2,283
New Oriental Education & Technology Group ADR	35,000	1,016
PetroChina	640,000	455
PetroChina ADR	900	64
PICC Property & Casualty	144,000	312
Shimao Property Holdings	340,500	568
Sihuan Pharmaceutical Holdings Group	27,000	15
SINA*	27,044	1,368
Sinopec Engineering Group	907,000	702
Sinopharm Group	317,600	1,334

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
TAL Education Group ADR*	17,408	$766
XTEP International Holdings	495,500	295
Zhejiang Expressway	1,312,000	1,594

		55,710

Colombia — 1.0%
Bancolombia	82,430	546
Bancolombia ADR, Cl R	97,879	2,774
Canacol Energy*	326,070	735
Cementos Argos	88,983	265
Constructora Conconcreto	220,490	78
Ecopetrol	809,990	336
Ecopetrol ADR	22,920	192
Empresa de Telecomunicaciones de Bogota	3,937,210	625
Financiera Colombiana	39,027	476
Financiera Colombiana ADR	12,420	237
Grupo Aval Acciones y Valores ADR	174,094	1,213

		7,477

Czech Republic — 0.3%
CEZ	65,842	1,196
Komercni Banka	4,559	926

		2,122

Egypt — 0.5%
Commercial International Bank Egypt GDR	489,664	2,292
Global Telecom Holding SAE GDR*	188,100	192
Integrated Diagnostics Holdings* (A)	371,170	1,800

		4,284

Georgia — 0.3%
BGEO Group	53,670	1,568
TBC Bank JSC GDR	89,610	813

		2,381

Greece — 0.5%
Eurobank Ergasias*	1,243,000	1,313
FF Group	23,951	468
Hellenic Telecommunications Organization	66,899	647
National Bank of Greece*	4,853,000	1,538

		3,966

Hong Kong — 8.2%
Anhui Conch Cement	185,000	505
Bank of China	17,528,000	7,778
China Construction Bank	8,695,000	5,979
China Everbright	766,000	1,765
China Mobile	204,000	2,318
China Mobile ADR	91,900	5,282
China Power International Development	483,000	257
China Resources Power Holdings	296,000	558
China Southern Airlines	1,512,000	1,106
China Traditional Chinese Medicine*	1,616,000	1,130
China Travel International Investment Hong Kong	3,076,000	1,258
China Vanke	112,900	282
CNOOC	527,000	583
EVA Precision Industrial Holdings	3,712,424	809
Far East Horizon	479,000	416
Fuyao Glass Industry Group* (A)	412,800	929

Description	Shares	Market Value ($ Thousands)
Geely Automobile Holdings	2,720,000	$1,428
Guotai Junan International Holdings	3,351,000	1,163
Haichang Ocean Park Holdings* (A)	1,947,000	437
Huabao International Holdings	1,241,000	394
Industrial & Commercial Bank of China	6,625,000	4,008
KWG Property Holding	1,055,500	754
Man Wah Holdings	872,400	1,012
Nanjing Sinolife United	1,676,000	649
Shanghai Industrial Holdings	321,000	839
Shenzhen International Holdings	549,500	904
Shenzhen Investment	3,916,000	1,692
Sinosoft Technology Group	2,194,000	1,313
SJM Holdings	913,000	670
Skyworth Digital Holdings	2,754,000	1,815
Sunac China Holdings	1,876,000	1,251
Sunny Optical Technology Group	524,000	1,192
Tencent Holdings	540,100	10,750
Want Want China Holdings	596,000	468
Wasion Group Holdings	1,538,000	1,754
Xinyi Solar Holdings	3,748,000	1,518

		64,966

Hungary — 0.3%
Richter Gedeon Nyrt	114,919	2,183

India — 2.4%
Dr Reddy’s Laboratories ADR	159,805	7,485
HDFC Bank ADR	81,205	4,720
ICICI Bank ADR	375,700	3,122
Infosys ADR	95,500	1,593
Tata Motors ADR*	69,800	2,203

		19,123

Indonesia — 2.6%
Ace Hardware Indonesia	16,205,400	896
Adaro Energy	8,071,700	321
Adhi Karya Persero	3,860,400	614
Astra International	1,808,700	774
Bank Central Asia	1,929,627	1,726
Bank Negara Indonesia Persero	2,674,000	922
Bank Tabungan Negara Persero	5,300,400	486
Charoen Pokphand Indonesia	1,642,000	376
Indofood Sukses Makmur	2,536,900	894
Kalbe Farma	29,521,400	2,849
Malindo Feedmill*	3,961,500	418
Media Nusantara Citra	4,368,000	513
Pakuwon Jati	93,130,803	3,103
Pan Brothers	8,087,100	292
Perusahaan Gas Negara Persero	3,021,100	580
Surya Citra Media	9,811,100	2,149
Tambang Batubara Bukit Asam Persero	993,400	402
Telekomunikasi Indonesia Persero	4,609,600	976
Tower Bersama Infrastructure*	5,246,200	2,304

		20,595

Ivory Coast — 0.1%
Cie Ivoirienne d’Electricite	1,856	227

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Sonatel	17,370	$741

		968

Jersey — 0.1%
WNS Holdings ADR*	33,049	1,016

Kazakhstan — 0.2%
KazMunaiGas Exploration Production GDR	51,610	404
KCell GDR	219,367	921

		1,325

Kenya — 0.5%
ARM Cement	371,610	170
Barclays Bank of Kenya	2,566,790	332
East African Breweries	123,363	336
Equity Group Holdings	6,051,321	2,473
Safaricom	1,848,550	281

		3,592

Malaysia — 0.5%
AirAsia	1,294,700	413
AMMB Holdings	390,500	420
Berjaya Auto	480,380	247
Karex	1,123,350	1,035
Malayan Banking	499,000	974
Top Glove	422,300	962

		4,051

Mauritius — 0.1%
MCB Group	132,690	760

Mexico — 4.3%
Alfa, Cl A	614,800	1,235
Alsea	171,272	610
America Movil, Ser L	1,454,300	1,180
Arca Continental	219,500	1,381
Banregio Grupo Financiero	748,375	3,952
Controladora Vuela Cia de Aviacion ADR*	80,954	1,432
Credito Real SOFOM ER	299,708	686
Fomento Economico Mexicano	100,200	965
Gentera	469,400	921
Gruma, Ser B, Cl B	84,600	1,229
Grupo Aeroportuario del Centro Norte, Cl B	129,469	657
Grupo Aeroportuario del Pacifico, Ser B, Cl B	133,700	1,213
Grupo Herdez	159,015	430
Grupo Mexico, Ser B	158,500	345
Grupo Sanborns	267,100	438
Grupo Televisa	30,500	172
Grupo Televisa ADR	143,050	4,034
Kimberly-Clark de Mexico, Cl A	1,897,140	4,476
Megacable Holdings	127,290	491
Southern Copper	84,753	2,181
Wal-Mart de Mexico	2,148,495	5,700

		33,728

Morocco — 0.3%
Attijariwafa Bank	38,150	1,238
Ciments du Maroc	5,920	670

Description	Shares	Market Value ($ Thousands)
Cosumar	32,630	$567

		2,475

Nigeria — 0.4%
Guaranty Trust Bank	8,078,095	812
Mobil Nigeria	286,714	182
Presco	1,618,660	252
SEPLAT Petroleum Development	734,571	801
Zenith Bank	11,963,979	938

		2,985

Oman — 0.1%
Bank Muscat	747,565	967

Pakistan — 0.9%
Bank Alfalah	723,610	193
DG Khan Cement	168,550	204
Fauji Cement	162,610	53
Habib Bank	2,217,170	4,265
Oil & Gas Development	2,070,500	2,371
United Bank	142,230	215

		7,301

Panama — 0.5%
Avianca Holdings ADR	432,599	1,904
Copa Holdings, Cl A	37,681	1,946
InRetail Peru* (A)	27,646	375

		4,225

Peru — 0.7%
Alicorp*	489,350	828
Cementos Pacasmayo	833,134	1,082
Credicorp	30,518	3,223
Ferreycorp	859,960	326
Intercorp Financial Services	14,350	367

		5,826

Philippines — 3.7%
Aboitiz Power	523,700	466
Ayala	58,540	923
Ayala Land	1,499,700	1,076
BDO Unibank	1,953,915	4,184
East West Banking*	2,247,000	908
Emperador	1,715,100	333
GT Capital Holdings	24,250	651
Jollibee Foods	457,989	1,953
Megaworld	37,549,584	3,542
Philippine Long Distance Telephone	15,150	658
PNOC Energy Development (Philippines)	4,877,800	641
Puregold Price Club	811,451	593
Robinsons Land	4,785,600	3,060
Robinsons Retail Holdings	923,900	1,416
Security Bank	450,470	1,315
SM Prime Holdings	3,873,200	1,765
Universal Robina	1,301,300	5,574

		29,058

Poland — 2.2%
AmRest Holdings*	15,449	760

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Asseco Poland	48,091	$682
Eurocash	558,140	7,177
Kernel Holding	52,481	628
PGE	602,089	1,974
Polski Koncern Naftowy Orlen	136,843	2,299
Powszechny Zaklad Ubezpieczen	306,787	2,928
Tauron Polska Energia	709,599	499

		16,947

Qatar — 0.5%
Al Khalij Commercial Bank	118,280	544
Barwa Real Estate	119,656	1,249
Qatar Electricity & Water	14,800	792
United Development	259,130	1,437

		4,022

Romania — 1.3%
Banca Transilvania*	9,853,004	5,512
BRD-Groupe Societe Generale*	619,883	1,675
OMV Petrom	6,671,400	479
Societatea Nationala de Gaze Naturale ROMGAZ	28,914	195
Societatea Nationala de Gaze Naturale ROMGAZ GDR	366,051	2,380

		10,241

Russia — 2.1%
Etalon Group GDR	180,717	352
Gazprom ADR	819,271	3,381
Lukoil PJSC ADR	10,577	405
MMC Norilsk Nickel ADR	24,221	326
Rosneft Oil GDR	68,812	277
Sberbank of Russia ADR	225,847	1,514
Sistema GDR	80,291	538
Surgutneftegas ADR	350,525	1,711
Surgutneftegaz ADR	123,886	619
Tatneft ADR	31,359	923
Yandex, Cl A*	372,585	6,196

		16,242

Singapore — 0.3%
Silverlake Axis	4,232,200	2,103

South Africa — 2.8%
Barclays Africa Group	86,424	952
FirstRand	853,643	2,784
Foschini Group	54,321	488
Gold Fields	199,566	509
Liberty Holdings	121,355	1,092
Life Healthcare Group Holdings	201,710	499
MMI Holdings	1,443,242	2,368
Mondi	23,787	542
Mr Price Group	166,570	2,322
MTN Group	100,284	1,010
Netcare	657,303	1,641
Redefine Properties‡	781,851	572
Sasol	28,711	802
Shoprite Holdings	190,638	1,877

Description	Shares	Market Value ($ Thousands)
Sibanye Gold	700,003	$918
SPAR Group	70,034	882
Standard Bank Group	67,911	612
Steinhoff International Holdings	87,221	471
Telkom	188,584	808
Truworths International	60,069	394
Tsogo Sun Holdings	293,652	468

		22,011

South Korea — 8.7%
Amorepacific	15,258	5,316
BNK Financial Group	76,266	641
CJ	5,790	1,265
Coway	5,637	411
Daesang	21,029	605
Daewoo International	61,831	1,022
Daishin Securities	45,842	435
Dongbu Insurance	17,008	912
GS Retail	33,264	1,586
Hanon Systems	17,775	701
Hansol Technics*	20,768	535
Hanwha	30,413	956
Hanwha Life Insurance	101,757	671
Hanwha Techwin	43,393	1,351
Heung-A Shipping, Cl A	281,008	411
Hyosung	21,589	2,153
Hyundai Marine & Fire Insurance	76,114	2,228
i-SENS*	31,228	920
Kangwon Land	29,242	965
Kia Motors	69,415	3,147
KONA I	27,703	875
Korea Aerospace Industries	2,772	201
Korea Electric Power ADR	198,400	4,200
Korea Investment Holdings	17,415	823
KT&G	48,970	4,525
LG	11,341	720
LG Display ADR	145,300	1,572
LG.Philips LCD	37,085	814
LS Industrial Systems	9,971	392
MDS Technology	51,453	1,017
Medy-Tox	10,730	4,355
Meritz Fire & Marine Insurance	99,548	1,290
NAVER	5,655	3,081
NCSoft	4,203	808
Nong Shim	3,631	1,303
OCI Materials	7,909	750
S&T Motiv	21,232	1,443
S-1, Cl 1	6,724	547
Samsung Electronics	8,278	9,178
Samsung Life Insurance	4,056	361
SK Telecom	4,326	874
SK Telecom ADR	46,000	1,025
Tovis	60,121	434
Value Added Technologies	16,186	509

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Vieworks	28,796	$982

		68,310

Spain — 0.1%
Cemex Latam Holdings*	268,125	771

Switzerland — 0.0%
Wizz Air Holdings* (A)	7,207	192

Taiwan — 9.4%
Advanced Semiconductor Engineering	197,000	207
ASPEED Technology	120,132	1,283
Asustek Computer	142,000	1,175
AU Optronics ADR	565,100	1,514
Bioteque	120,000	526
Bizlink Holding	281,000	1,201
Cheng Shin Rubber Industry	219,000	367
Chicony Electronics	650,400	1,500
China Motor	501,000	315
Chipbond Technology	370,000	527
Chlitina Holding	117,000	1,303
Compal Electronics	2,912,000	1,615
Compeq Manufacturing	1,201,000	760
Coretronic	1,041,000	925
CTBC Financial Holding	1,746,929	915
CTCI	538,000	593
E Ink Holdings	478,000	221
Gigasolar Materials	50,000	970
Gourmet Master	124,000	824
Grape King Bio	76,000	484
Highwealth Construction	435,600	533
Hon Hai Precision Industry	3,253,250	8,372
Innolux, Cl A	3,747,000	1,147
Inventec	1,394,000	811
Kinsus Interconnect Technology	205,000	357
Lite-On Technology	1,231,475	1,264
LuxNet	437,093	1,039
Macauto Industrial	190,000	917
Pegatron	2,163,000	5,705
POU Chen	56,000	75
Powertech Technology	1,341,000	2,896
Quanta Computer	533,000	833
Radiant Opto-Electronics	814,000	2,130
Ruentex Development	854,000	1,134
SCI Pharmtech	331,000	1,075
Silergy	155,947	1,839
Silicon Motion Technology ADR	46,631	1,551
Swancor Industries	54,000	334
Taishin Financial Holding	1,417,000	504
Taiwan Cement	823,000	743
Taiwan PCB Techvest	711,000	726
Taiwan Semiconductor Manufacturing	517,000	2,202
Taiwan Semiconductor Manufacturing ADR	530,450	12,073
Transcend Information	133,000	348
Tung Thih Electronic	239,000	2,097

Description	Shares	Market Value ($ Thousands)
Vanguard International Semiconductor	347,000	$420
Wan Hai Lines	1,089,000	560
WPG Holdings	2,496,000	2,416
XAC Automation	603,000	1,517
Yeong Guan Energy Technology Group	129,000	698

		73,541

Thailand — 2.8%
Bangchak Petroleum	1,643,300	1,593
Bangkok Dusit Medical Services	2,115,400	1,198
Bangkok Expressway	1,049,500	1,208
Banpu	1,448,000	780
Beauty Community	8,789,200	1,206
Carabao Group	1,530,968	1,527
Kasikornbank	227,806	1,087
Minor International	2,337,636	2,397
Plan B Media*	3,842,400	745
PTT	318,200	2,273
PTT Global Chemical	684,900	1,008
Sansiri	10,681,200	480
Sino-Thai Engineering & Construction	2,774,879	1,874
Srisawad Power 1979	1,167,608	1,556
Thai Union Group	2,684,300	1,386
Thanachart Capital	1,337,400	1,315

		21,633

Turkey — 1.9%
Akcansa Cimento	73,241	358
Arcelik	34,435	187
Coca-Cola Icecek	255,045	3,343
Emlak Konut Gayrimenkul Yatirim Ortakligi‡	567,934	543
Eregli Demir ve Celik Fabrikalari	744,342	963
Ford Otomotiv Sanayi	91,800	1,033
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret	579,043	886
TAV Havalimanlari Holding	240,167	1,739
Trakya Cam Sanayii	400,543	243
Tupras Turkiye Petrol Rafinerileri	73,197	1,812
Turk Hava Yollari*	1,045,754	2,756
Turk Traktor ve Ziraat Makineleri	40,724	1,023

		14,886

Ukraine — 0.0%
MHP GDR	34,591	330

United Arab Emirates — 2.2%
Air Arabia	1,448,420	477
Al Noor Hospitals Group	81,227	1,388
Aldar Properties PJSC	1,058,290	674
DAMAC Properties Dubai	3,560,737	2,433
Dubai Islamic Bank	1,981,024	3,452
Emaar Properties	3,387,886	5,322
Emirates NBD	300,000	653
First Gulf Bank	124,415	407
Mashreqbank	13,325	395
NMC Health	84,392	1,137

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Ras Al Khaimah Ceramics	1,006,440	$932

		17,270

United Kingdom — 0.7%
Centamin	718,263	669
Georgia Healthcare Group* (A)	200,000	536
Global Telecom Holding SAE GDR*	456,840	514
Lukoil PJSC ADR	44,496	1,715
MHP GDR	69,389	662
PhosAgro OAO GDR	70,457	919
SEPLAT Petroleum Development (A)	398,710	446
TMK PAO GDR	75,743	257

		5,718

United States — 1.7%
Kansas City Southern	48,030	4,367
Liberty Global LiLAC*	4,429	174
Luxoft Holding, Cl A*	14,008	1,085
PriceSmart	81,395	7,586

		13,212

Total Common Stock (Cost $687,619) ($ Thousands)		621,706

	Number of Participation Notes
PARTICIPATION NOTES — 8.2%

Bangladesh — 0.2%
BRAC Bank, Expires 01/02/2025*	1,328,720	816
Envoy Textiles, Expires 01/02/2025*	376,550	228
GrameenPhone, Expires 07/08/2021*	139,760	475

		1,519

Chile — 0.2%
SACI Falabella, Expires 11/07/2018*	298,427	1,801

China — 0.2%
Huangshan Tour, Expires 11/06/2020*	350,096	1,140
Huangshan Tourism Development, Expires 12/09/2019*	60,500	196

		1,336

Colombia — 0.1%
Baco Davivienda, Expires 12/05/2018*	22,810	152
Constructora Conconcreto, Expires 12/05/2018*	497,710	176
Empresa de Telecomunicaciones de Bogota, Expires 12/05/2018*	1,784,970	283

		611

Egypt — 0.4%
Emaar Misr for Development, Expires 05/02/2018*	1,667,143	547
Palm Hills Developments, Expires 05/02/2018*	8,969,988	2,407

		2,954

India — 1.0%
Dish TV India, Expires 05/04/2017*	510,258	827
Fortis Healthcare, Expires 08/07/2020*	732,458	1,826
Glenmark Pharmaceuticals, Expires 06/28/2018*	47,703	704

Description	Number of Participation Notes	Market Value ($ Thousands)
LIC Housing Finance, Expires 03/08/2019*	110,351	$804
LIC Housing Finance, Expires 03/08/2019*	33,512	244
Mihindra Cie, Expires 07/02/2020*	319,457	1,194
Prestige Estates Projects, Expires 11/06/2020*	83,271	254
SKS Microfinance, Expires 11/05/2018*	248,428	1,690
Voltas, Expires 05/28/2020*	82,802	356

		7,899

Japan — 0.0%
Tokyo Cement Lanka, Expires 12/05/2016*	456,690	158

Kuwait — 1.2%
ALAFCO Aviation Lease & Finance, Expires 12/20/2018*	1	—
Kuwait Food Americana, Expires 02/24/2016*	103,280	762
Mabanee, Expires 08/05/2019*	300,847	917
Mezzan Holding, Expires 05/02/2018*	698,349	2,643
National Bank of Kuwait, Expires 12/10/2015*	195,953	525
National Bank of Kuwait, Expires 03/24/2016*	1,772,722	4,766

		9,613

Pakistan — 0.8%
Bank Alfalah, Expires 01/20/2016*	2,666,330	711
DG Khan Cement, Expires 01/17/2017*	581,000	703
Fauji Cement, Expires 12/02/2016*	1,025,450	331
Habib Bank, Expires 04/28/2025*	263,570	505
United Bank, Expires 10/31/2016*	2,526,373	3,811
United Bank, Expires 01/17/2017*	136,660	205

		6,266

Saudi Arabia — 1.6%
Al Tayyar Travel Group, Expires 01/07/2016*	15,000	252
Al Tayyar Travel Group, Expires 03/05/2018*	15,631	262
Bupa Arabia for Cooperative Insurance, Expires 04/05/2017*	35,306	2,148
Bupa Arabia for Cooperative Insurance, Expires 04/05/2017*	10,608	633
CO For Cooperative Insurance, Expires 07/31/2017*	113,112	2,489
Mouwasat Medical Services, Expires 09/20/2017*	52,748	1,607
Samba Financial Group, Expires 03/02/2017*	105,429	635
Samba Financial Group, Expires 03/02/2017*	312,370	1,881
Saudi Pharmaceuticals, Expires 12/05/2017*	66,027	621
United International Transportation, Expires 07/31/2017*	128,575	1,538
United International Transportation, Expires 02/26/2018*	15,992	193

		12,259

Singapore — 0.0%
Eclerx Services, Expires 11/13/2020*	9,502	260

Spain — 0.1%
Cemex Latam Holdings, Expires 10/31/2018*	266,756	776

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Continued)

November 30, 2015

Description	Number of Participation Notes/Shares	Market Value ($ Thousands)
Sri Lanka — 0.3%
Hatton National Bank, Expires 09/05/2016*	630,820	$949
Hemas Holdings, Expires 12/05/2017*	352,168	209
John Keells Holdings, Expires 07/05/2019*	512,730	642
LAUGFS Gas, Expires 12/05/2016*	704,271	184

		1,984

Switzerland — 0.1%
Shanghai Jahwa United, Expires 03/20/2020*	142,788	891

Turkey — 0.3%
Arcelik, Expires 11/06/2017*	127,487	691
Pegasus Hava Tasimaciligi, Expires 11/06/2017*	71,795	440
Turkiye Garanti Bankasi, Expires 11/30/2017*	486,183	1,209

		2,340

United Arab Emirates — 0.0%
First Gulf Bank, Expires 12/11/2017*	180	1

United Kingdom — 0.1%
Jazeera Airways, Expires 12/20/2018*	492,780	759

United States — 0.5%
East African Breweries, Expires 10/31/2017*	787,144	2,141
Fawaz Abdulaziz Al Hokair, Expires 03/02/2017*	112,244	1,654

		3,795

Vietnam — 1.1%
Danang Rubber, Expires 06/03/2019*	341,260	674
FPT, Expires 06/01/2015*	348,900	742
Hoa Phat Group, Expires 07/24/2018	1,110,989	1,491
Military Commercial Joint Stock Bank, Expires 04/20/2017*	1,179,000	743
Military Commercial Joint Stock Bank, Expires 02/12/2018*	748,540	464
Mobile World Investment, Expires 08/15/2016*	67,550	223
Pha Lai Thermal Power, Expires 01/17/2017*	177,040	142
Vietnam Dairy Products, Expires 12/03/2015*	(25,418)	(140)
Vietnam Dairy Products, Expires 12/05/2016*	240,898	1,328
Vingroup, Expires 01/20/2016*	1,138,950	2,145
Vingroup, Expires 07/31/2019*	631,080	1,189

		9,001

Total Participation Notes (Cost $73,412) ($ Thousands)		64,223

EXCHANGE TRADED FUNDS — 7.4%

United States — 7.4%
iPath MSCI India Index ETN	62,932	3,982
iShares MSCI Emerging Markets Index Fund	1,156,965	39,325
iShares MSCI Frontier 100 ETF	50,688	1,280
iShares MSCI India ETF	145,700	4,007

Description	Shares	Market Value ($ Thousands)
WisdomTree India Earnings Fund	479,300	$9,514

Total Exchange Traded Funds (Cost $61,813) ($ Thousands)		58,108

PREFERRED STOCK — 0.9%

Brazil — 0.6%
Banco Bradesco	120,700	651
Bradespar	196,600	267
Braskem	254,000	1,699
Cia Energetica de Minas Gerais	322,200	543
Cia Paranaense de Energia	157,700	1,155
Vale, Cl A	53,300	144

		4,459

Colombia — 0.2%
Banco Davivienda	169,718	1,105
Bancolombia	51,311	365

		1,470

South Korea — 0.1%
LG Chemical	6,248	1,211

Total Preferred Stock (Cost $9,434) ($ Thousands)		7,140

CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.050%**†	1,942,669	1,943

Total Cash Equivalent (Cost $1,943) ($ Thousands)		1,943

Total Investments — 95.8% (Cost $834,221) ($ Thousands)		$753,120

Percentages are based on a Net Assets of $786,491 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2015.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

ETN — Exchange Traded Note

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

Ser — Series

The following is a list of the level of inputs used as of November 30, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Concluded)

November 30, 2015

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$620,180	$1,511	$15	$621,706
Participation Notes	—	64,223	—	64,223
Exchange Traded Funds	58,108	—	—	58,108
Preferred Stock	5,670	1,470	—	7,140
Cash Equivalent	1,943	—	—	1,943

Total Investments in Securities	$685,901	$67,204	$15	$753,120

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended November 30, 2015, there were transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund

November 30, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.6%

Consumer Discretionary — 12.8%
Advance Auto Parts	7,700	$1,253
Amazon.com*	40,300	26,791
AutoNation*	8,900	569
AutoZone*	3,300	2,586
Bed Bath & Beyond*	17,100	932
Best Buy	30,300	963
BorgWarner	23,500	1,003
Cablevision Systems, Cl A	24,500	747
Carmax*	21,800	1,249
Carnival, Cl A	49,700	2,511
CBS, Cl B	46,243	2,334
Chipotle Mexican Grill, Cl A*	3,200	1,855
Coach	29,500	937
Comcast, Cl A	258,000	15,703
Darden Restaurants	12,300	691
Delphi Automotive	30,000	2,636
Discovery Communications, Cl A*	15,500	483
Discovery Communications, Cl C*	25,100	743
Dollar General	30,000	1,962
Dollar Tree*	24,984	1,885
DR Horton	35,800	1,157
Expedia	10,900	1,342
Ford Motor	410,300	5,880
Fossil Group*	4,400	169
GameStop, Cl A	10,400	364
Gap	22,200	593
Garmin	11,200	424
General Motors	153,500	5,557
Genuine Parts	16,351	1,482
Goodyear Tire & Rubber	27,200	949
H&R Block	23,000	844
Hanesbrands	41,400	1,270
Harley-Davidson	21,100	1,032
Harman International Industries	7,200	743
Hasbro	12,400	906
Home Depot	134,932	18,065
Interpublic Group	42,900	987
Johnson Controls	68,200	3,137
Kohl’s	21,000	990
L Brands	27,600	2,633
Leggett & Platt	14,400	671
Lennar, Cl A	17,300	886
Lowe’s	96,700	7,407
Macy’s	33,900	1,325
Marriott International, Cl A	20,900	1,482
Mattel	36,400	905
McDonald’s	98,600	11,256
Michael Kors Holdings*	20,100	865
Mohawk Industries*	6,828	1,302
NetFlix*	44,400	5,476
Newell Rubbermaid	28,200	1,259
News	14,100	204

Description	Shares	Market Value ($ Thousands)
News, Cl A	54,100	$776
NIKE, Cl B	70,900	9,379
Nordstrom	15,000	845
Omnicom Group	25,700	1,900
O’Reilly Automotive*	10,700	2,823
Priceline Group*	5,300	6,619
PulteGroup	31,700	618
PVH	8,600	785
Ralph Lauren, Cl A	6,500	807
Ross Stores	43,400	2,257
Royal Caribbean Cruises	18,200	1,686
Scripps Networks Interactive, Cl A	10,000	568
Signet Jewelers	8,400	1,104
Staples	69,900	844
Starbucks	155,300	9,534
Starwood Hotels & Resorts Worldwide	18,400	1,322
Target	65,900	4,778
TEGNA	23,600	667
Tiffany	11,200	892
Time Warner	85,300	5,969
Time Warner Cable, Cl A	29,700	5,488
TJX	71,900	5,076
Tractor Supply	14,700	1,314
TripAdvisor*	11,600	956
Twenty-First Century Fox	19,800	593
Twenty-First Century Fox, Cl A	168,500	4,972
Under Armour, Cl A*	19,200	1,655
Urban Outfitters*	10,300	231
VF	35,700	2,310
Viacom, Cl B	37,500	1,867
Walt Disney	163,262	18,525
Whirlpool	8,100	1,316
Wyndham Worldwide	12,900	979
Wynn Resorts	8,400	527
Yum! Brands	46,100	3,343

		252,720

Consumer Staples — 9.4%
Altria Group	205,300	11,825
Archer-Daniels-Midland	62,900	2,295
Brown-Forman, Cl B	10,900	1,118
Campbell Soup	18,500	966
Clorox	14,000	1,740
Coca-Cola	411,400	17,534
Coca-Cola Enterprises	22,500	1,132
Colgate-Palmolive	95,700	6,286
ConAgra Foods	46,000	1,883
Constellation Brands, Cl A	18,500	2,595
Costco Wholesale	46,000	7,425
CVS Health	116,700	10,980
Dr. Pepper Snapple Group	20,450	1,835
Estee Lauder, Cl A	23,200	1,952
General Mills	63,100	3,645
Hershey	15,400	1,329
Hormel Foods	14,000	1,049

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
JM Smucker	12,982	$1,573
Kellogg	26,200	1,802
Keurig Green Mountain	12,600	660
Kimberly-Clark	38,800	4,623
Kraft Heinz	63,366	4,669
Kroger	102,200	3,849
McCormick	11,400	980
Mead Johnson Nutrition, Cl A	20,700	1,668
Molson Coors Brewing, Cl B	16,600	1,528
Mondelez International, Cl A	168,300	7,348
Monster Beverage*	16,100	2,489
PepsiCo	154,862	15,511
Philip Morris International	162,300	14,183
Procter & Gamble	285,200	21,344
Reynolds American	88,442	4,091
Sysco	56,200	2,310
Tyson Foods, Cl A	33,000	1,650
Walgreens Boots Alliance	91,300	7,672
Wal-Mart Stores	165,155	9,718
Whole Foods Market	37,500	1,093

		184,350

Energy — 6.9%
Anadarko Petroleum	54,400	3,259
Apache	38,700	1,903
Baker Hughes	46,800	2,530
Cabot Oil & Gas	40,600	765
Cameron International*	19,600	1,338
Chesapeake Energy	53,800	284
Chevron	197,800	18,063
Cimarex Energy	9,500	1,131
Columbia Pipeline Group	33,000	633
ConocoPhillips	131,100	7,086
CONSOL Energy	22,600	178
Devon Energy	39,700	1,827
Diamond Offshore Drilling	6,400	145
Ensco, Cl A	24,400	418
EOG Resources	58,500	4,881
EQT	16,100	921
Exxon Mobil	438,800	35,832
FMC Technologies*	24,100	820
Halliburton	91,400	3,642
Helmerich & Payne	11,200	652
Hess	24,300	1,434
Kinder Morgan	191,677	4,518
Marathon Oil	68,700	1,203
Marathon Petroleum	57,410	3,353
Murphy Oil	17,300	494
National Oilwell Varco	38,700	1,445
Newfield Exploration*	18,200	696
Noble Energy	46,000	1,687
Occidental Petroleum	81,300	6,145
ONEOK	22,400	660
Phillips 66	51,000	4,668
Pioneer Natural Resources	15,500	2,244

Description	Shares	Market Value ($ Thousands)
Range Resources	18,100	$517
Schlumberger	132,400	10,215
Southwestern Energy*	40,500	365
Spectra Energy	69,400	1,818
Tesoro	13,000	1,497
Transocean	38,700	556
Valero Energy	53,100	3,816
Williams	73,200	2,676

		136,315

Financials — 16.0%
ACE	33,800	3,882
Affiliated Managers Group*	5,900	1,046
Aflac	46,100	3,008
Allstate	41,300	2,592
American Express	89,400	6,405
American International Group	135,300	8,602
American Tower, Cl A‡	45,147	4,487
Ameriprise Financial	19,000	2,146
Aon	29,100	2,757
Apartment Investment & Management, Cl A‡	17,600	671
Assurant	6,200	530
AvalonBay Communities‡	13,700	2,490
Bank of America	1,100,400	19,180
Bank of New York Mellon	115,300	5,055
BB&T	83,400	3,221
Berkshire Hathaway, Cl B*	197,100	26,429
BlackRock, Cl A	13,541	4,925
Boston Properties‡	15,800	1,975
Capital One Financial	57,800	4,538
CBRE Group, Cl A*	31,500	1,180
Charles Schwab	125,400	4,227
Chubb	24,300	3,172
Cincinnati Financial	15,400	941
Citigroup	316,300	17,109
CME Group, Cl A	36,100	3,525
Comerica	18,500	857
Crown Castle International‡	34,800	2,990
Discover Financial Services	46,600	2,645
E*TRADE Financial*	30,000	913
Equinix‡	5,957	1,766
Equity Residential‡	38,100	3,041
Essex Property Trust‡	6,700	1,546
Fifth Third Bancorp	84,700	1,751
Four Corners Property Trust*	1	—
Franklin Resources	40,700	1,706
General Growth Properties‡	58,800	1,498
Goldman Sachs Group	42,200	8,019
Hartford Financial Services Group	43,800	1,999
HCP‡	47,300	1,681
Host Hotels & Resorts‡	80,785	1,341
Huntington Bancshares	84,200	984
Intercontinental Exchange	11,569	3,006
Invesco	44,800	1,509
Iron Mountain‡	19,471	541

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
JPMorgan Chase	389,000	$25,938
KeyCorp	88,900	1,165
Kimco Realty‡	43,900	1,145
Legg Mason	12,500	555
Leucadia National	32,800	580
Lincoln National	25,200	1,386
Loews	28,900	1,095
M&T Bank	17,321	2,171
Macerich‡	14,600	1,141
Marsh & McLennan	54,700	3,025
McGraw Hill Financial	29,200	2,817
MetLife	117,200	5,988
Moody’s	18,447	1,902
Morgan Stanley	160,000	5,488
NASDAQ OMX Group	12,300	721
Navient	39,300	468
Northern Trust	23,100	1,731
People’s United Financial	28,900	484
Plum Creek Timber‡	18,300	930
PNC Financial Services Group	53,800	5,138
Principal Financial Group	28,800	1,482
Progressive	62,100	1,914
Prologis‡	56,300	2,407
Prudential Financial	48,100	4,163
Public Storage‡	15,700	3,769
Realty Income‡	27,200	1,350
Regions Financial	139,600	1,416
Simon Property Group‡	32,900	6,127
SL Green Realty‡	10,200	1,204
SunTrust Banks	54,100	2,349
Synchrony Financial*	79,111	2,518
T. Rowe Price Group	26,700	2,033
Torchmark	12,300	746
Travelers	32,400	3,712
Unum Group	26,100	957
US Bancorp	173,000	7,593
Ventas‡	34,400	1,835
Vornado Realty Trust‡	18,600	1,800
Wells Fargo	491,400	27,076
Welltower‡	36,000	2,275
Weyerhaeuser‡	55,547	1,787
XL Group, Cl A	31,400	1,199
Zions Bancorporation	22,900	686

		316,152

Health Care — 14.2%
Abbott Laboratories	156,200	7,017
AbbVie	173,200	10,072
Aetna	37,218	3,824
Agilent Technologies	35,200	1,472
Alexion Pharmaceuticals*	23,800	4,247
Allergan*	41,200	12,932
AmerisourceBergen	21,761	2,147
Amgen	79,400	12,791
Anthem	27,100	3,533

Description	Shares	Market Value ($ Thousands)
Baxalta	56,500	$1,942
Baxter International	56,500	2,127
Becton Dickinson	22,477	3,377
Biogen*	23,300	6,684
Boston Scientific*	138,100	2,524
Bristol-Myers Squibb	174,600	11,700
C.R. Bard	7,700	1,439
Cardinal Health	34,200	2,970
Celgene*	82,700	9,052
Cerner*	31,700	1,889
Cigna	26,800	3,617
DaVita HealthCare Partners*	18,500	1,351
Dentsply International	14,600	886
Edwards Lifesciences*	11,200	1,826
Eli Lilly	102,000	8,368
Endo International*	22,700	1,396
Express Scripts Holding*	71,900	6,146
Gilead Sciences	154,156	16,334
HCA Holdings*	33,000	2,246
Henry Schein*	8,500	1,330
Humana	15,900	2,682
Illumina*	15,000	2,759
Intuitive Surgical*	3,800	1,976
Johnson & Johnson	291,300	29,491
Laboratory Corp of America Holdings*	10,854	1,319
Mallinckrodt*	12,200	829
McKesson	24,800	4,696
Medtronic	148,055	11,154
Merck	296,900	15,739
Mylan*	42,600	2,185
Patterson	8,900	406
PerkinElmer	12,000	638
Perrigo	15,000	2,241
Pfizer	648,396	21,248
Quest Diagnostics	15,300	1,045
Regeneron Pharmaceuticals*	8,200	4,465
St. Jude Medical	29,500	1,861
Stryker	32,600	3,145
Tenet Healthcare*	9,100	302
Thermo Fisher Scientific	41,800	5,785
UnitedHealth Group	99,800	11,248
Universal Health Services, Cl B	9,700	1,179
Varian Medical Systems*	10,400	840
Vertex Pharmaceuticals*	26,200	3,389
Waters*	8,600	1,142
Zimmer Holdings	17,400	1,758
Zoetis, Cl A	47,367	2,212

		280,973

Industrials — 9.9%
3M	65,400	10,240
ADT	18,500	656
Allegion	9,133	614
American Airlines Group	65,200	2,690
Ametek	25,100	1,417

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Boeing	66,800	$9,716
C.H. Robinson Worldwide	15,200	1,025
Caterpillar	62,800	4,562
Cintas	8,700	797
CSX	105,300	2,994
Cummins	17,400	1,746
Danaher	62,000	5,976
Deere	32,200	2,562
Delta Air Lines	84,900	3,944
Dover	17,000	1,120
Dun & Bradstreet	3,500	377
Eaton	50,101	2,914
Emerson Electric	68,100	3,405
Equifax	12,400	1,383
Expeditors International of Washington	19,900	966
Fastenal	29,000	1,177
FedEx	28,049	4,447
Flowserve	14,000	647
Fluor	15,200	739
General Dynamics	31,800	4,657
General Electric	993,292	29,739
Honeywell International	81,700	8,493
Illinois Tool Works	34,356	3,229
Ingersoll-Rand	27,100	1,590
Jacobs Engineering Group*	12,300	543
JB Hunt Transport Services	9,700	759
Kansas City Southern	11,600	1,055
L-3 Communications Holdings, Cl 3	8,600	1,053
Lockheed Martin	28,400	6,224
Masco	36,300	1,086
Nielsen Holdings	39,600	1,849
Norfolk Southern	31,800	3,023
Northrop Grumman	19,700	3,671
Paccar	36,400	1,891
Parker Hannifin	14,000	1,465
Pentair	18,346	1,040
Pitney Bowes	18,800	406
Precision Castparts	14,700	3,404
Quanta Services*	20,300	448
Raytheon	32,400	4,019
Republic Services, Cl A	24,900	1,094
Robert Half International	14,100	722
Rockwell Automation	14,200	1,511
Rockwell Collins	14,400	1,335
Roper Industries	10,400	2,012
Ryder System	6,200	409
Snap-on	6,400	1,102
Southwest Airlines	70,500	3,235
Stanley Black & Decker	16,400	1,790
Stericycle*	9,000	1,087
Textron	29,800	1,272
Tyco International	43,400	1,532
Union Pacific	90,700	7,614
United Continental Holdings*	39,300	2,190

Description	Shares	Market Value ($ Thousands)
United Parcel Service, Cl B	73,100	$7,530
United Rentals*	10,800	850
United Technologies	86,600	8,318
Verisk Analytics, Cl A*	16,100	1,207
Waste Management	44,100	2,371
WW Grainger	6,200	1,243
Xylem	19,000	708

		194,890

Information Technology — 20.5%
Accenture, Cl A	65,400	7,012
Activision Blizzard	51,900	1,955
Adobe Systems*	52,100	4,765
Akamai Technologies*	18,600	1,072
Alliance Data Systems*	6,600	1,893
Alphabet, Cl A*	30,445	23,225
Alphabet, Cl C*	31,122	23,111
Altera	32,000	1,690
Amphenol, Cl A	32,900	1,811
Analog Devices	32,200	1,985
Apple	599,200	70,885
Applied Materials	127,800	2,399
Autodesk*	24,000	1,523
Automatic Data Processing	49,700	4,287
Avago Technologies, Cl A	27,800	3,627
Broadcom, Cl A	58,700	3,207
CA	34,300	964
Cisco Systems	536,100	14,609
Citrix Systems*	16,600	1,273
Cognizant Technology Solutions, Cl A*	63,400	4,094
Corning	131,300	2,459
CSRA*	15,200	479
eBay*	118,400	3,503
Electronic Arts*	32,200	2,183
EMC	205,000	5,195
F5 Networks*	7,500	773
Facebook, Cl A*	237,700	24,778
Fidelity National Information Services	29,900	1,904
First Solar*	7,800	441
Fiserv*	25,200	2,425
FLIR Systems	13,200	403
Harris	13,600	1,131
Hewlett Packard Enterprise	187,900	2,792
HP	187,900	2,356
Intel	499,600	17,371
International Business Machines	94,958	13,239
Intuit	29,700	2,976
Juniper Networks	36,000	1,085
Kla-Tencor	16,900	1,123
Lam Research	16,587	1,297
Linear Technology	24,900	1,138
MasterCard, Cl A	104,400	10,223
Microchip Technology	22,300	1,077
Micron Technology*	111,800	1,781
Microsoft	841,900	45,757

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)
Motorola Solutions	17,267	$1,239
NetApp	32,400	993
Nvidia	51,800	1,643
Oracle	342,800	13,359
Paychex	34,200	1,855
PayPal Holdings*	118,300	4,171
Qorvo*	15,600	906
Qualcomm	164,200	8,011
Red Hat*	19,900	1,620
Salesforce.com*	64,900	5,172
SanDisk	21,800	1,610
Seagate Technology	30,000	1,078
Skyworks Solutions	19,800	1,644
Symantec	71,400	1,398
TE Connectivity	41,900	2,811
Teradata*	14,700	440
Texas Instruments	108,200	6,289
Total System Services	17,600	985
VeriSign*	9,900	885
Visa, Cl A	205,000	16,197
Western Digital	25,000	1,560
Western Union	50,700	956
Xerox	100,300	1,058
Xilinx	27,200	1,352
Yahoo!*	92,800	3,138

		403,646

Materials — 2.8%
Air Products & Chemicals	20,300	2,779
Airgas	7,000	968
Alcoa	140,900	1,319
Avery Dennison	8,900	587
Ball	15,000	1,041
CF Industries Holdings	25,000	1,154
Dow Chemical	123,200	6,423
E.I. du Pont de Nemours	96,200	6,478
Eastman Chemical	16,100	1,170
Ecolab	27,500	3,277
FMC	13,900	597
Freeport-McMoRan, Cl B	124,800	1,021
International Flavors & Fragrances	8,800	1,056
International Paper	44,800	1,874
LyondellBasell Industries, Cl A	39,800	3,814
Martin Marietta Materials	7,200	1,133
Monsanto	45,800	4,358
Mosaic	36,800	1,164
Newmont Mining	52,800	972
Nucor	33,000	1,368
Owens-Illinois*	17,100	330
PPG Industries	27,900	2,950
Praxair	30,064	3,391
Sealed Air	21,900	993
Sherwin-Williams	8,375	2,312
Vulcan Materials	14,100	1,448

Description	Shares	Market Value ($ Thousands)
WestRock	27,341	$1,384

		55,361

Telecommunication Services — 2.3%
AT&T	646,716	21,775
CenturyLink	59,100	1,591
Frontier Communications	130,800	653
Level 3 Communications*	30,900	1,571
Verizon Communications	427,400	19,425

		45,015

Utilities — 2.8%
AES	67,200	671
AGL Resources	12,400	776
Ameren	26,400	1,155
American Electric Power	52,600	2,946
Centerpoint Energy	42,100	714
CMS Energy	30,100	1,054
Consolidated Edison	30,400	1,889
Dominion Resources	63,400	4,271
DTE Energy	18,400	1,481
Duke Energy	72,030	4,881
Edison International	33,500	1,989
Entergy	18,800	1,253
Eversource Energy	33,100	1,687
Exelon	98,600	2,693
FirstEnergy	44,000	1,381
NextEra Energy	49,000	4,893
NiSource	33,000	633
NRG Energy	35,100	434
Pepco Holdings	26,300	675
PG&E	52,400	2,763
Pinnacle West Capital	11,500	729
PPL	69,400	2,362
Public Service Enterprise Group	52,100	2,037
SCANA	14,300	846
Sempra Energy	24,400	2,421
Southern	94,900	4,227
TECO Energy	27,100	713
WEC Energy Group	34,162	1,685
Xcel Energy	52,700	1,879

		55,138

Total Common Stock (Cost $1,458,410) ($ Thousands)		1,924,560

	Number Of Rights
RIGHTS — 0.0%
Safeway - PDC*‡‡	21,800	1
Safeway CVR - Casa Ley*‡‡	21,800	22

Total Rights (Cost $—) ($ Thousands)		23

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Continued)

November 30, 2015

Description	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 0.3%
SPDR S&P 500 ETF Trust	33,541	$7,000

Total Exchange Traded Fund (Cost $6,017) ($ Thousands)		7,000

Total Investments — 97.9% (Cost $1,464,427) ($ Thousands)		$1,931,583

A list of the open futures contracts held by the Fund at November 30, 2015, is as follows

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
CAC 40 10 Euro Index	563	Dec-2015	$244
Dax Index	98	Dec-2015	3,322
IBEX 35 Index	180	Dec-2015	285
S&P 500 Index E-MINI	(1,888)	Dec-2015	(12,383)
S&P/MIB Index	164	Dec-2015	961
Topix Index	754	Dec-2015	9,208

			$1,637

For the period ended November 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the OTC swap agreements held by the Fund at November 30, 2015, is as follows:

A list of the open forward foreign currency contracts held by the Fund at November 30, 2015, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
01/20/2016	EUR	111,967	USD	127,019	$8,584
01/20/2016	JPY	2,872,304	USD	23,825	482
01/20/2016	KRW	113,571,791	USD	99,228	1,202
01/20/2016	USD	14,679	EUR	12,810	(1,129)
01/20/2016	USD	98,793	INR	6,522,648	(1,436)
01/20/2016	USD	17,398	JPY	2,069,202	(582)
01/20/2016	USD	759	KRW	880,202	1

					$7,122

A list of the counterparties for the open forward foreign currency contracts held by the Fund at November 30, 2015, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	$(149,237)	$147,632	$(1,605)
Bank of Montreal	(91,902)	99,553	7,651
Goldman Sachs	(27,791)	27,660	(131)
Societe Generale	(6,873)	6,871	(2)
Standard Chartered Bank	(95,631)	96,840	1,209

			$7,122

For the period ended November 30, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	2.06%	US CPI URBAN CONSUMERS NSA	11/13/2045	$38,660	$1,064
Bank of America	UK RPI ALL ITEMS NSA	3.47%	11/13/2045	14,930	(308)

					$756

For the period ended November 30, 2015, the total amount of all open swap contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,972,248 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

‡‡	Expiration date is unavailable.

Cl — Class

ETF — Exchange-Traded Fund

EUR — Euro

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

OTC — Over the Counter

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts

USD — U.S. Dollar

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund (Concluded)

November 30, 2015

The following is a list of the level of inputs used as of November 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,924,560	$—	$—	$1,924,560
Rights	—	23	—	23
Exchange Traded Fund	7,000	—	—	7,000

Total Investments in Securities	$1,931,560	$23	$—	$1,931,583

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$14,020	$—	$—	$14,020
Unrealized Depreciation	(12,383)	—	—	(12,383)
Forwards Contracts*
Unrealized Appreciation	—	10,269	—	10,269
Unrealized Depreciation	—	(3,147)	—	(3,147)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	1,063	—	1,063
Unrealized Depreciation	—	(307)	—	(307)

Total Other Financial Instruments	$1,637	$7,878	$—	$9,515

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2015

(b) In accordance with Section 13(c) of the Investment Company Act of 1940 the Screened World Equity Ex-US Fund did not hold any divested securities during the six-months ended November 30, 2015.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: February 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: February 5, 2016

By	/s/ Arthur Ramanjulu
Arthur Ramanjulu, Controller & CFO

Date: February 5, 2016